UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811- 01136

Guggenheim Funds Trust

(Exact name of registrant as specified in charter)

702 King Farm Boulevard, Suite 200
Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Amy J. Lee

Guggenheim Funds Trust
702 King Farm Boulevard, Suite 200
Rockville, Maryland 20850

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-301-296-5100

Date of fiscal year end: September 30

Date of reporting period: October 1, 2021 - March 31, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1.	Reports to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

3.31.2022

Guggenheim Funds Semi-Annual Report

Guggenheim Funds Trust-Equity
Guggenheim Alpha Opportunity Fund
Guggenheim Large Cap Value Fund
Guggenheim Market Neutral Real Estate Fund
Guggenheim Risk Managed Real Estate Fund
Guggenheim Small Cap Value Fund
Guggenheim StylePlus—Large Core Fund
Guggenheim StylePlus—Mid Growth Fund
Guggenheim World Equity Income Fund

GuggenheimInvestments.com	SBE-SEMI-0322x0922

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DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	5
ABOUT SHAREHOLDERS’ FUND EXPENSES	7
ALPHA OPPORTUNITY FUND	10
LARGE CAP VALUE FUND	28
MARKET NEUTRAL REAL ESTATE FUND	37
RISK MANAGED REAL ESTATE FUND	47
SMALL CAP VALUE FUND	62
STYLEPLUS—LARGE CORE FUND	71
STYLEPLUS—MID GROWTH FUND	81
WORLD EQUITY INCOME FUND	92
NOTES TO FINANCIAL STATEMENTS	102
OTHER INFORMATION	116
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	117
GUGGENHEIM INVESTMENTS PRIVACY NOTICE	123

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 1

March 31, 2022

Dear Shareholder:

Security Investors, LLC and Guggenheim Partners Investment Management, LLC (the “Investment Advisers”) are pleased to present the shareholder report for a selection of our Funds (the “Funds”) for the semi-annual period ended March 31, 2022.

The Investment Advisers are part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC (“Guggenheim”), a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Funds. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim and the Investment Advisers.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Security Investors, LLC,

Guggenheim Partners Investment Management, LLC,

April 30, 2022

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

This material is not intended as a recommendation or as investment advice of any kind, including in connection with rollovers, transfers, and distributions. Such material is not provided in a fiduciary capacity, may not be relied upon for or in connection with the making of investment decisions, and does not constitute a solicitation of an offer to buy or sell securities. All content has been provided for informational or educational purposes only and is not intended to be and should not be construed as legal or tax advice and/or a legal opinion. Always consult a financial, tax and/ or legal professional regarding your specific situation.

2 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

March 31, 2022

COVID-19 and Other Market Risks. The outbreak of COVID-19 and the recovery response has caused and continues to cause at times reduced consumer demand and economic output, supply chain disruptions, and market closures, travel restrictions, quarantines, and disparate global vaccine distributions. As with other serious economic disruptions, governmental authorities and regulators have responded in recent years to this situation with significant fiscal and monetary policy changes. These included providing direct capital infusions into companies, introducing new monetary programs, and lowering interest rates. In some cases, these responses resulted in high inflation, low interest rates, and negative interest rates. Recently, the United States and other governments have also made investments and engaged in infrastructure modernization projects that have also increased public debt and spending. These actions, including their reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets, reduce market liquidity, continue to cause higher inflation, heighten investor uncertainty, and adversely affect the value of the Funds’ investments and the performance of the Funds. These actions also contribute to a risk that asset prices have a high degree of correlation across markets and asset classes. The duration and extent of COVID-19 over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Funds will depend on future developments, which are highly uncertain and difficult to predict.

The value of, or income generated by, the investments held by a Fund are subject to the possibility of rapid and unpredictable fluctuation, and loss. These movements may result from factors affecting individual companies, or from broader influences, including real or perceived changes in prevailing interest rates, changes in inflation rates or expectations about inflation rates (which are currently elevated relative to normal conditions), adverse investor confidence or sentiment, changing economic, political, social or financial market conditions, increased instability or general uncertainty, environmental disasters, governmental actions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, actual or threatened wars or other armed conflicts (such as the current Russia-Ukraine conflict and its risk of expansion or collateral economic and other effects) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Changing economic, political, geopolitical, social, or financial market or other conditions in one country or geographic region could adversely affect the value, yield and return of the investments held by a Fund in a different country or geographic region and economies, markets and issuers generally because of the increasingly interconnected global economies and financial markets.

Alpha Opportunity Fund is subject to a number of risks and is not suitable for all investors. ● Investments in securities and derivatives, in general, are subject to market risks that may cause their prices to fluctuate over time. An investment in the Fund may lose money. There can be no guarantee the Fund will achieve it investment objective. ●The Fund’s use of derivatives such as futures, options and swap agreements may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. ● Certain of the derivative instruments, such as swaps and structured notes, are also subject to the risks of counterparty default and adverse tax treatment. ●The more the Fund invests in leveraged instruments, the more the leverage will magnify any gains or losses on those investments. ● The Fund’s use of short selling involves increased risk and costs, including paying more for a security than it received from its sale and the risk of unlimited losses. ●In certain circumstances the Fund may be subject to liquidity risk and it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. ●In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. ●The Fund’s fixed income investments will change in value in response to interest rate changes and other factors. ● It is important to note that the Fund is not guaranteed by the U.S. government. ● Please read the prospectus for more detailed information regarding these and other risks.

Large Cap Value Fund may not be suitable for all investors. ● An investment in the Fund will fluctuate and is subject to investment risks, which means an investor could lose money. ● The intrinsic value of the underlying stocks may never be realized, or the stock may decline in value. The Fund is subject to risk that large-capitalization stocks may underperform other segments of the equity market or the equity markets as a whole. ● It is important to note that the Fund is not guaranteed by the U.S. government. ● Please read the prospectus for more detailed information regarding these and other risks.

Market Neutral Real Estate Fund may not be suitable for all investors. ● Investing involves risk, including the possible loss of principal. ● There are no assurances that any fund will achieve its objective and/or strategy. ● The Fund’s investments in real estate securities subject the Fund to the same risks as direct investments in real estate, which is particularly sensitive to economic downturns. ● The Fund’s use of derivatives such as futures, options, and swap agreements may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. ● When market conditions are deemed appropriate, the Fund will leverage to the full extent permitted by its investment policies and restrictions and applicable law. Leveraging will exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund’s portfolio. ● The more the Fund invests in leveraged instruments, the more the leverage will magnify any gains or losses on those investments. ● The Fund’s use of short selling involves increased risk and costs. The Fund risks paying more for a security than it received from its sale. ● The Fund’s investments in other investment vehicles subject the Fund to those risks and expenses affecting the investment vehicle. ● The Fund’s investments in foreign securities carry additional risks when compared to U.S. securities, due to the impact of diplomatic, political, or economic developments in the country in question (investments in emerging markets securities are generally subject to an even greater level of risk). ● The Fund may invest in derivative instruments, which may be more volatile and less liquid, increasing the risk of loss when compared to traditional securities. Certain of the derivative instruments are also subject to the risks of counterparty default and adverse tax treatment. ● Investing in sector funds is more volatile than investing in broadly diversified funds, as there is a greater risk due to the concentration of the funds’ holdings in issuers of the same or similar offerings. ● This Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of fund shares than would occur in a more diversified fund. ● Short selling involves increased risks and costs. You risk paying more for a security than you received from its sale. This strategy may not be suitable for all investors. ● The Fund is subject to active trading risks that may increase volatility and impact its ability to achieve its investment objective. ● You may have a gain or loss when you sell your shares. ● It is important to note that the Fund is not guaranteed by the U.S. government. ● Please read the prospectus for more detailed information regarding these and other risks.

Risk Managed Real Estate Fund may not be suitable for all investors. ● Investments in securities in general are subject to market risks that may cause their prices to fluctuate over time ● Investing involves risk, including the possible loss of principal. ● There are no assurances that any fund will achieve its objective and/or strategy. ● The Fund’s investments in real estate securities subject the Fund to the same risks as direct investments in real estate, which is particularly sensitive to economic downturns. ● The Fund’s use of derivatives such as futures, options and swap agreements may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. ● When market conditions are deemed appropriate, the Fund will leverage to the full extent permitted by its investment policies and restrictions and applicable law. Leveraging will exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund’s portfolio. ● The more the Fund invests in leveraged instruments, the more the leverage will magnify any gains or losses on those investments. ● The Fund’s use of short selling involves increased risk and costs. The Fund risks paying more for a security than it received from its sale. ● The Fund’s investments in other investment vehicles subject the Fund to those risks and expenses affecting the investment vehicle. ● The Fund’s investments in foreign securities carry additional risks when compared to U.S. securities, due to the impact of diplomatic, political or economic developments in the country in question (investments in emerging markets securities are generally subject to an even greater level of risk). ● The Fund may invest in derivative instruments, which may be more volatile and less liquid, increasing the risk of loss when compared to traditional

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 3

March 31, 2022

securities. Certain of the derivative instruments are also subject to the risks of counterparty default and adverse tax treatment. ● Investing in sector funds is more volatile than investing in broadly diversified funds, as there is a greater risk due to the concentration of the funds’ holdings in issuers of the same or similar offerings. ● As a result, changes in the market value of a single security could cause greater fluctuations in the value of fund shares than would occur in a more diversified fund. ● Short selling involves increased risks and costs. You risk paying more for a security than you received from its sale. This strategy may not be suitable for all investors. ● The Fund is subject to active trading risks that may increase volatility and impact its ability to achieve its investment objective. ● You may have a gain or loss when you sell you shares. ● It is important to note that the Fund is not guaranteed by the U.S. government. ● It is important to note that the Fund is not guaranteed by the U.S. government. ● Please read the prospectus for more detailed information regarding these and other risks.

Small Cap Value Fund may not be suitable for all investors. ● An investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money. ● The intrinsic value of the underlying stocks may never be realized, or the stock may decline in value. ● Investing in securities of small-capitalization companies may involve a greater risk of loss and more abrupt fluctuations in market price than investments in larger-capitalization companies. ● It is important to note that the Fund is not guaranteed by the U.S. government. ● Please read the prospectus for more detailed information regarding these and other risks.

StylePlus—Large Core Fund may not be suitable for all investors. ● Investments in large capitalization stocks may underperform other segments of the equity market or the equity market as a whole. ● Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing companies. Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.● The Fund may invest in derivative instruments, which may be more volatile and less liquid, increasing the risk of loss when compared to traditional securities. Certain of the derivative instruments are also subject to the risks of counterparty default and adverse tax treatment. ● The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile than if it had not been leveraged. ● The Fund’s investments in other investment vehicles subject the Fund to those risks and expenses affecting the investment vehicle. ● The Fund may invest in foreign securities which carry additional risks when compared to U.S. securities, due to the impact of diplomatic, political or economic developments in the country in question (investments in emerging markets securities are generally subject to an even greater level of risk). ● The Fund may invest in fixed income securities whose market value will change in response to interest rate changes and market conditions among other factors. In general, bond prices rise when interest rates fall and vice versa. ● The Fund’s exposure to high yield securities may subject the Fund to greater volatility. ● The Fund may invest in bank loans and asset-backed securities, including mortgage backed, which involve special types of risks. ● The Fund may invest in restricted securities which may involve financial and liquidity risk. ● You may have a gain or loss when you sell your shares. ● It is important to note that the Fund is not guaranteed by the U.S. government. ● It is important to note that the Fund is not guaranteed by the U.S. government. ● Please read the prospectus for more detailed information regarding these and other risks.

StylePlus—Mid Growth Fund may not be suitable for all investors. ● Investments in mid-sized company securities may present additional risks such as less predictable earnings, higher volatility and less liquidity than larger, more established companies. ● Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing companies. ● The Fund may invest in derivative instruments, which may be more volatile and less liquid, increasing the risk of loss when compared to traditional securities. Certain of the derivative instruments are also subject to the risks of counterparty default and adverse tax treatment. ● The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile than if it had not been leveraged. ● The Fund’s investments in other investment vehicles subject the Fund to those risks and expenses affecting the investment vehicle. ● The Fund may invest in foreign securities which carry additional risks when compared to U.S. securities, due to the impact of diplomatic, political or economic developments in the country in question (investments in emerging markets securities are generally subject to an even greater level of risk). ● The Fund may invest in fixed income securities whose market value will change in response to interest rate changes and market conditions, among other factors. In general, bond prices rise when interest rates fall and vice versa. ● The Fund’s exposure to high yield securities may subject the Fund to greater volatility. ● The Fund may invest in bank loans and asset-backed securities, including mortgage backed, which involve special types of risks. ● The Fund may invest in restricted securities which may involve financial and liquidity risk. ● You may have a gain or loss when you sell your shares. ● It is important to note that the Fund is not guaranteed by the U.S. government. ● Please read the prospectus for more detailed information regarding these and other risks.

World Equity Income Fund may not be suitable for all investors. ●Investments in securities in general are subject to market risks that may cause their prices to fluctuate over time. ●The Fund’s investments in foreign securities carry additional risks when compared to U.S. securities, due to the impact of diplomatic, political or economic developments in the country in question (investments in emerging markets are generally subject to an even greater level of risk). Additionally, the Fund’s exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar. ● The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. ●The Fund’s use of leverage, through instruments such as derivatives, may cause the Fund to be more volatile than if it had not been leveraged. ●The Fund’s investments in other investment vehicles subject the Fund to those risks and expenses affecting the investment vehicle. ●The Fund may have significant exposure to securities in a particular capitalization range e.g., large-, mid- or small-cap securities. As a result, the Fund may be subject to the risk that the pre-denominate capitalization range may underperform other segments of the equity market or the equity market as a whole. ● It is important to note that the Fund is not guaranteed by the U.S. government. ● Please read the prospectus for more detailed information regarding these and other risks.

4 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)	March 31, 2022

In the six months ended March 31, 2022, most major U.S. equity indexes rose slightly amid market volatility resulting from Russia’s attack on Ukraine, COVID-19 shutdowns in China, and the commencement of rate hikes by the Federal Reserve (the “Fed”).

Nevertheless, the U.S. economy appears to remain on a strong footing. The Institute of Supply Management’s March Services Purchasing Managers’ Index showed a continued recovery in the services sector with business activity, employment, and new orders all rising. The March consumer price index (“CPI”) report was encouraging, with core CPI coming in lower than expected at 0.32% month over month, slightly below expectations of 0.5%.

Economic strength continues to embolden the Fed to move aggressively as it attempts to rein in inflation by raising interest rates and shrinking its balance sheet. The Fed is increasingly concerned about inflation and will act aggressively to get monetary policy to what they view is a more appropriate stance. In a recent speech, Lael Brainard, one of the Federal Open Market Committee’s (“FOMC”) traditionally more dovish members, referenced a “rapid pace” of balance sheet reduction and an “expeditious increase” in the fed funds rate, which caused market expectations for the degree of monetary tightening to ramp up.

Brainard’s shift in tone was echoed in the release of the minutes from the March FOMC meeting. The minutes were highly focused on elevated inflation and risks that inflation could stay well above target, as well mentions of an extremely tight labor market. The minutes repeated the phrase that monetary policy would move expeditiously, and contained a section that mentioned many participants would have voted for a 50-basis-point rate hike in March if it weren’t for the uncertainty resulting from the outbreak of war in Ukraine. Given this language, the 50-basis-point move at the May meeting and Fed Chair Jerome Powell’s telegraphing of further 50-basis point hikes came as no surprise. One basis point is equal to 0.01%. The Fed’s strategy at this point is to get rates back to a neutral level as fast as possible, and then see how far into restrictive territory they need to go based on how the economic and financial market data evolve.

A hawkish Fed has historically paved the way for a bullish approach to bonds. Indeed, we believe many fixed-income sectors are now pricing at compelling levels after enduring a first quarter marked by sharply rising yields, a flattening of the Treasury yield curve, and widening spreads. As the Fed races to raise rates during a period of U.S. economic strength and in the face of several global challenges, we remain diligent in our search for attractive entry points exposed by recent market volatility.

For the six-month period ended March 31, 2022, the S&P 500® Index* returned 5.92%. The MSCI Europe-Australasia-Far East (“EAFE”) Index* returned -3.38%. The return of the MSCI Emerging Markets Index* was -8.20%.

In the bond market, the Bloomberg U.S. Aggregate Bond Index* posted a -5.92% return for the six-month period, while the Bloomberg U.S. Corporate High Yield Index* returned -4.16%. The return of the ICE Bank of America (“BofA”) 3-Month U.S. Treasury Bill Index* was 0.05% for the six-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 5

ECONOMIC AND MARKET OVERVIEW (Unaudited)(concluded)	March 31, 2022

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, mortgage-backed securities or “MBS” (agency fixed-rate and hybrid adjustable-rate mortgage, or “ARM”, pass-throughs), asset-backed securities (“ABS”), and commercial mortgage-backed securities (“CMBS”) (agency and non-agency).

Bloomberg U.S. Corporate High Yield Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB +/BB + or below.

FTSE NAREIT Equity REITs Total Return Index (“FNRE”) is one of the FTSE NAREIT U.S. Real Estate Index Series that contains all Equity REITs not designated as Timber REITs or Infrastructure REITs. FTSE NAREIT U.S. Real Estate Index Series is designed to present investors with a comprehensive family of REIT performance indexes that spans the commercial real estate space across the U.S. economy. The index series provides investors with exposure to all investment and property sectors. In addition, the more narrowly focused property sector and sub-sector indexes provide the facility to concentrate commercial real estate exposure in more selected markets. The National Association of Real Estate Investment Trusts (NAREIT) is the trade association for REITs and publicly traded real estate companies with an interest in the U.S. property and investment markets.

ICE BofA 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

Morningstar Long/Short Equity Category Average is the average return of funds Morningstar places in a given category based on their portfolio statistics and compositions over the past three years. Long-short portfolios hold sizeable stakes in both long and short positions in equities, exchange traded funds, and related derivatives. Some funds that fall into this category will shift their exposure to long and short positions depending on their macro outlook or the opportunities they uncover through bottom-up research. At least 75% of the assets are in equity securities or derivatives, and funds in the category will typically have beta values to relevant benchmarks of between 0.3 and 0.8 over a three-year period.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

MSCI World Index (Net) is calculated with net dividends reinvested. It is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

Russell 1000® Value Index is a measure of the performance for the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 companies with lower price-to-book ratios and lower expected growth values.

Russell 2000® Value Index measures the performance of the small-cap value segment of the U.S. equity universe. It includes those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

Russell Midcap Growth® Index measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values.

S&P 500® is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity, and industry group representation.

6 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses, and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, other distributions, and exchange fees, and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning September 30, 2021 and ending March 31, 2022.

The following tables illustrate the Funds’ costs in two ways:

Table 1. Based on actual Fund return: This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fifth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return: This section is intended to help investors compare a fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about the Funds’ expenses, including annual expense ratios for periods up to five years (subject to the Fund’s inception date), can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 7

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(continued)

	Expense Ratio[1]	Fund Return	Beginning Account Value September 30, 2021	Ending Account Value March 31, 2022	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
Alpha Opportunity Fund
A-Class	1.76%	1.39%	$ 1,000.00	$ 1,013.90	$ 8.84
C-Class	2.51%	1.02%	1,000.00	1,010.20	12.58
P-Class	1.76%	1.38%	1,000.00	1,013.80	8.84
Institutional Class	1.51%	1.50%	1,000.00	1,015.00	7.59
Large Cap Value Fund
A-Class	1.14%	11.43%	1,000.00	1,114.30	6.01
C-Class	1.89%	11.01%	1,000.00	1,110.10	9.94
P-Class	1.14%	11.43%	1,000.00	1,114.30	6.01
Institutional Class	0.89%	11.56%	1,000.00	1,115.60	4.69
Market Neutral Real Estate Fund
A-Class	1.64%	(0.29%)	1,000.00	997.10	8.17
C-Class	2.39%	(0.68%)	1,000.00	993.20	11.88
P-Class	1.64%	(0.30%)	1,000.00	997.00	8.17
Institutional Class	1.39%	(0.21%)	1,000.00	997.90	6.92
Risk Managed Real Estate Fund
A-Class	1.21%	9.74%	1,000.00	1,097.40	6.33
C-Class	1.94%	9.32%	1,000.00	1,093.20	10.12
P-Class	1.29%	9.69%	1,000.00	1,096.90	6.74
Institutional Class	0.91%	9.88%	1,000.00	1,098.80	4.76
Small Cap Value Fund
A-Class	1.30%	5.91%	1,000.00	1,059.10	6.67
C-Class	2.05%	5.57%	1,000.00	1,055.70	10.51
P-Class	1.31%	5.93%	1,000.00	1,059.30	6.73
Institutional Class	1.05%	6.08%	1,000.00	1,060.80	5.39
StylePlus—Large Core Fund
A-Class	1.14%	4.25%	1,000.00	1,042.50	5.81
C-Class	2.09%	3.76%	1,000.00	1,037.60	10.62
P-Class	1.24%	4.18%	1,000.00	1,041.80	6.31
Institutional Class	0.92%	4.37%	1,000.00	1,043.70	4.69
StylePlus—Mid Growth Fund
A-Class	1.29%	(9.84%)	1,000.00	901.60	6.12
C-Class	2.25%	(10.27%)	1,000.00	897.30	10.64
P-Class	1.42%	(9.89%)	1,000.00	901.10	6.73
Institutional Class	1.07%	(9.75%)	1,000.00	902.50	5.08
World Equity Income Fund
A-Class	1.21%	4.53%	1,000.00	1,045.30	6.17
C-Class	1.96%	4.10%	1,000.00	1,041.00	9.97
P-Class	1.21%	4.48%	1,000.00	1,044.80	6.17
Institutional Class	0.96%	4.68%	1,000.00	1,046.80	4.90

8 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(concluded)

	Expense Ratio[1]	Fund Return	Beginning Account Value September 30, 2021	Ending Account Value March 31, 2022	Expenses Paid During Period[2]
Table 2. Based on hypothetical 5% return (before expenses)
Alpha Opportunity Fund
A-Class	1.76%	5.00%	$ 1,000.00	$ 1,016.16	$ 8.85
C-Class	2.51%	5.00%	1,000.00	1,012.42	12.59
P-Class	1.76%	5.00%	1,000.00	1,016.16	8.85
Institutional Class	1.51%	5.00%	1,000.00	1,017.40	7.59
Large Cap Value Fund
A-Class	1.14%	5.00%	1,000.00	1,019.25	5.74
C-Class	1.89%	5.00%	1,000.00	1,015.51	9.50
P-Class	1.14%	5.00%	1,000.00	1,019.25	5.74
Institutional Class	0.89%	5.00%	1,000.00	1,020.49	4.48
Market Neutral Real Estate Fund
A-Class	1.64%	5.00%	1,000.00	1,016.75	8.25
C-Class	2.39%	5.00%	1,000.00	1,013.01	11.99
P-Class	1.64%	5.00%	1,000.00	1,016.75	8.25
Institutional Class	1.39%	5.00%	1,000.00	1,018.00	6.99
Risk Managed Real Estate Fund
A-Class	1.21%	5.00%	1,000.00	1,018.90	6.09
C-Class	1.94%	5.00%	1,000.00	1,015.26	9.75
P-Class	1.29%	5.00%	1,000.00	1,018.50	6.49
Institutional Class	0.91%	5.00%	1,000.00	1,020.39	4.58
Small Cap Value Fund
A-Class	1.30%	5.00%	1,000.00	1,018.45	6.54
C-Class	2.05%	5.00%	1,000.00	1,014.71	10.30
P-Class	1.31%	5.00%	1,000.00	1,018.40	6.59
Institutional Class	1.05%	5.00%	1,000.00	1,019.70	5.29
StylePlus—Large Core Fund
A-Class	1.14%	5.00%	1,000.00	1,019.25	5.74
C-Class	2.09%	5.00%	1,000.00	1,014.51	10.50
P-Class	1.24%	5.00%	1,000.00	1,018.75	6.24
Institutional Class	0.92%	5.00%	1,000.00	1,020.34	4.63
StylePlus—Mid Growth Fund
A-Class	1.29%	5.00%	1,000.00	1,018.50	6.49
C-Class	2.25%	5.00%	1,000.00	1,013.71	11.30
P-Class	1.42%	5.00%	1,000.00	1,017.85	7.14
Institutional Class	1.07%	5.00%	1,000.00	1,019.60	5.39
World Equity Income Fund
A-Class	1.21%	5.00%	1,000.00	1,018.90	6.09
C-Class	1.96%	5.00%	1,000.00	1,015.16	9.85
P-Class	1.21%	5.00%	1,000.00	1,018.90	6.09
Institutional Class	0.96%	5.00%	1,000.00	1,020.14	4.84

[1]

This ratio represents annualized net expenses, which may include short dividend and interest expense. Excluding these expenses, the operating expense ratio for the Risk Managed Real Estate Fund would be 1.20%, 1.93%, 1.28% and 0.91% for the A-Class, C-Class, P-Class and Institutional Class, respectively. Excludes expenses of the underlying funds in which the Funds invest, if any.

[2]

Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

[3]	Actual cumulative return at net asset value for the period September 30, 2021 to March 31, 2022.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 9

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2022

ALPHA OPPORTUNITY FUND

OBJECTIVE: Seeks long-term growth of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	July 7, 2003
C-Class	July 7, 2003
P-Class	May 1, 2015
Institutional Class	November 7, 2008

Ten Largest Holdings	% of Total Net Assets
Safety Insurance Group, Inc.	1.1%
MGE Energy, Inc.	1.1%
CMS Energy Corp.	1.1%
AutoZone, Inc.	1.1%
Bristol-Myers Squibb Co.	1.1%
Johnson & Johnson	1.1%
National Fuel Gas Co.	1.1%
Arch Capital Group Ltd.	1.1%
Vishay Intertechnology, Inc.	1.1%
Mercury General Corp.	1.1%
Top Ten Total	11.0%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

10 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	March 31, 2022

Average Annual Returns*

Periods Ended March 31, 2022

	6 Month†	1 Year	5 Year	10 Year
A-Class Shares	1.39%	(2.56%)	(0.81%)	4.54%
A-Class Shares with sales charge‡	(3.43%)	(7.20%)	(1.77%)	4.03%
C-Class Shares	1.02%	(3.28%)	(1.58%)	3.74%
C-Class Shares with CDSC§	0.02%	(4.24%)	(1.58%)	3.74%
Institutional Class Shares	1.50%	(2.31%)	(0.45%)	4.96%
Morningstar Long/Short Equity Category Average	2.16%	4.80%	4.72%	4.43%
S&P 500 Index	5.92%	15.65%	15.99%	14.64%
S&P 500 Index Blended**	0.05%	0.06%	1.13%	7.09%
ICE BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.05%	0.06%	1.13%	0.63%

	6 Month†	1 Year	5 Year	Since Inception (05/01/15)
P-Class Shares	1.38%	(2.58%)	(0.79%)	0.90%
ICE BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.05%	0.06%	1.13%	0.88%
Morningstar Long/Short Equity Category Average	2.16%	4.80%	4.72%	3.39%
S&P 500 Index	5.92%	15.65%	15.99%	13.85%
S&P 500 Index Blended**	0.05%	0.06%	1.13%	9.16%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The ICE BofA Merrill Lynch 3-Month U.S. Treasury Bill Index, S&P 500 Index, and the Morningstar Long/Short Equity Category Average are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns. The graph is based on A-Class shares only; performance for C-Class, P-Class and Institutional Class will vary due to differences in fee structures.

**

Effective March 13, 2017, the Fund changed its principal investment strategy. As a result of the investment strategy change, the Fund’s new benchmark is the ICE BofA Merrill Lynch 3-Month U.S. Treasury Bill Index. The Fund’s performance was previously compared to the S&P 500 Index. The S&P 500 Index-Blended uses performance data for the S&P 500 Index from 09/30/11 to 03/12/17, and the ICE BofA Merrill Lynch 3-Month U.S. Treasury Bill index from 03/13/17 to 03/31/22.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 11

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022
ALPHA OPPORTUNITY FUND

	Shares	Value
COMMON STOCKS† - 96.5%

Financial - 23.0%
Safety Insurance Group, Inc.[1]	4,171	$378,935
Arch Capital Group Ltd.*,1	7,471	361,746
Mercury General Corp.[1]	6,459	355,245
National Bank Holdings Corp. — Class A	8,120	327,074
Enstar Group Ltd.*	1,249	326,176
Old Republic International Corp.[1]	11,223	290,339
Travelers Companies, Inc.	1,559	284,876
Stewart Information Services Corp.	4,447	269,533
Preferred Bank/Los Angeles CA	3,631	269,021
Radian Group, Inc.	11,465	254,638
AMERISAFE, Inc.[1]	4,964	246,562
Fulton Financial Corp.	14,633	243,200
United Bankshares, Inc.	6,901	240,707
MGIC Investment Corp.	17,215	233,263
Evercore, Inc. — Class A1	1,932	215,070
PS Business Parks, Inc. REIT	1,253	210,604
Everest Re Group Ltd.	698	210,363
BankUnited, Inc.	4,771	209,733
Fidelity National Financial, Inc.	4,209	205,568
HomeStreet, Inc.	4,171	197,622
Interactive Brokers Group, Inc. — Class A	2,959	195,028
Piper Sandler Cos.	1,453	190,706
Markel Corp.*	128	188,831
Raymond James Financial, Inc.	1,707	187,561
Essent Group Ltd.[1]	4,496	185,280
Equity Commonwealth REIT*,1	6,361	179,444
Hilltop Holdings, Inc.	5,972	175,577
OneMain Holdings, Inc.	3,571	169,301
Meta Financial Group, Inc.	2,873	157,785
Janus Henderson Group plc	3,903	136,683
First American Financial Corp.	2,034	131,844
Western Union Co.	6,886	129,044
PotlatchDeltic Corp. REIT	2,167	114,266
Easterly Government Properties, Inc. REIT	5,274	111,492
Citigroup, Inc.	2,019	107,815
WP Carey, Inc. REIT	913	73,807
Total Financial		7,764,739

Consumer, Non-cyclical - 18.8%
Bristol-Myers Squibb Co.[1]	5,058	369,386
Johnson & Johnson[1]	2,072	367,221
John B Sanfilippo & Son, Inc.[1]	4,096	341,770
Gilead Sciences, Inc.[1]	5,666	336,844
Amgen, Inc.[1]	1,264	305,660
AbbVie, Inc.[1]	1,857	301,038
Hologic, Inc.*,1	3,850	295,757
Innoviva, Inc.*	13,636	263,857
Perdoceo Education Corp.*	22,829	262,077
Regeneron Pharmaceuticals, Inc.*,1	362	252,828
Amphastar Pharmaceuticals, Inc.*	6,731	241,643
Incyte Corp.*,1	2,680	212,846
Eagle Pharmaceuticals, Inc.*,1	4,281	211,867
Bio-Rad Laboratories, Inc. — Class A*	358	201,636
Vertex Pharmaceuticals, Inc.*	709	185,028
USANA Health Sciences, Inc.*,1	2,321	184,403
Prestige Consumer Healthcare, Inc.*,1	3,107	164,485
Quest Diagnostics, Inc.	1,162	159,032
Molson Coors Beverage Co. — Class B1	2,972	158,645
EVERTEC, Inc.	3,865	158,194
Abbott Laboratories	1,283	151,856
Merck & Company, Inc.[1]	1,770	145,228
Vanda Pharmaceuticals, Inc.*	11,926	134,883
Royalty Pharma plc — Class A	3,393	132,191
Waters Corp.*	403	125,087
United Therapeutics Corp.*,1	664	119,128
Pfizer, Inc.	2,133	110,425
Exelixis, Inc.*	4,828	109,451
Laboratory Corporation of America Holdings*	411	108,364
Halozyme Therapeutics, Inc.*	2,227	88,813
Corteva, Inc.[1]	1,438	82,656
Premier, Inc. — Class A	1,906	67,835
Total Consumer, Non-cyclical		6,350,134

Industrial - 14.1%
Vishay Intertechnology, Inc.[1]	18,283	358,347
3M Co.[1]	2,355	350,613
Knowles Corp.*	16,192	348,614
Garmin Ltd.	2,842	337,089
Mueller Industries, Inc.	6,070	328,812
Snap-on, Inc.[1]	1,415	290,754
Sanmina Corp.*	7,033	284,274
Sturm Ruger & Company, Inc.[1]	4,073	283,562
Packaging Corporation of America	1,615	252,118
TTM Technologies, Inc.*	16,773	248,576
Hillenbrand, Inc.[1]	4,458	196,910
OSI Systems, Inc.*,1	2,117	180,199
Crane Co.[1]	1,634	176,929
Eagle Materials, Inc.[1]	1,223	156,984
Encore Wire Corp.[1]	1,257	143,386
Louisiana-Pacific Corp.	1,751	108,772
Owens Corning[1]	1,170	107,055
Vontier Corp.	4,092	103,896
Albany International Corp. — Class A1	1,219	102,786
Dorian LPG Ltd.	6,587	95,446
UFP Industries, Inc.	1,091	84,182
Insteel Industries, Inc.	2,167	80,157
Keysight Technologies, Inc.*	449	70,928
Arrow Electronics, Inc.*	573	67,975
Total Industrial		4,758,364

Consumer, Cyclical - 11.1%
AutoZone, Inc.*	181	370,069
Gentex Corp.[1]	11,899	347,094
Whirlpool Corp.[1]	1,668	288,197
NVR, Inc.*	60	268,036
Cummins, Inc.[1]	1,147	235,261
Allison Transmission Holdings, Inc.[1]	5,693	223,507
Dolby Laboratories, Inc. — Class A1	2,669	208,769
Ethan Allen Interiors, Inc.	6,565	171,150
Acushnet Holdings Corp.[1]	3,869	155,766

12 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
ALPHA OPPORTUNITY FUND

	Shares	Value
Columbia Sportswear Co.	1,566	$141,770
Tri Pointe Homes, Inc.*	6,546	131,444
Brunswick Corp.[1]	1,536	124,247
Methode Electronics, Inc.	2,597	112,320
LKQ Corp.	2,302	104,534
PulteGroup, Inc.	2,314	96,956
AutoNation, Inc.*,1	947	94,302
Tapestry, Inc.	2,510	93,246
Jack in the Box, Inc.	974	90,981
Zumiez, Inc.*	2,238	85,514
Toll Brothers, Inc.	1,789	84,119
Autoliv, Inc.	1,094	83,626
Shoe Carnival, Inc.	2,412	70,334
MarineMax, Inc.*	1,676	67,476
Haverty Furniture Companies, Inc.	2,404	65,918
Buckle, Inc.[1]	1,568	51,807
Total Consumer, Cyclical		3,766,443

Utilities - 10.1%
MGE Energy, Inc.[1]	4,734	377,726
CMS Energy Corp.	5,357	374,669
National Fuel Gas Co.	5,342	366,996
Duke Energy Corp.[1]	3,141	350,724
IDACORP, Inc.[1]	3,007	346,887
Portland General Electric Co.	6,118	337,408
Chesapeake Utilities Corp.[1]	2,291	315,608
Otter Tail Corp.	3,095	193,437
PPL Corp.	6,720	191,923
Southern Co.[1]	2,476	179,535
American States Water Co.[1]	1,662	147,951
WEC Energy Group, Inc.	1,374	137,139
California Water Service Group	1,619	95,974
Total Utilities		3,415,977

Communications - 7.8%
Verizon Communications, Inc.[1]	6,395	325,761
Meta Platforms, Inc. — Class A*	1,455	323,534
Comcast Corp. — Class A	6,750	316,035
Cisco Systems, Inc.[1]	3,386	188,803
Yelp, Inc. — Class A*,1	5,530	188,628
Viavi Solutions, Inc.*,1	11,288	181,511
Nexstar Media Group, Inc. — Class A	868	163,601
Interpublic Group of Companies, Inc.	4,526	160,447
Shenandoah Telecommunications Co.	6,017	141,881
Omnicom Group, Inc.[1]	1,649	139,967
Alphabet, Inc. — Class C*	49	136,856
InterDigital, Inc.	2,034	129,769
Juniper Networks, Inc.[1]	2,555	94,944
F5, Inc.*	343	71,670
NETGEAR, Inc.*	2,589	63,897
Total Communications		2,627,304

Technology - 6.1%
CSG Systems International, Inc.	5,587	355,166
Rambus, Inc.*,1	7,622	243,066
NetApp, Inc.[1]	2,027	168,241
Xperi Holding Corp.	8,003	138,612
Intel Corp.	2,688	133,217
Progress Software Corp.	2,676	126,013
Akamai Technologies, Inc.*	909	108,525
ExlService Holdings, Inc.*	724	103,728
Lumentum Holdings, Inc.*	996	97,210
Ziff Davis, Inc.*	947	91,651
Dropbox, Inc. — Class A*	3,152	73,284
NetScout Systems, Inc.*	2,276	73,014
CommVault Systems, Inc.*,1	1,075	71,326
Genpact Ltd.	1,638	71,269
SS&C Technologies Holdings, Inc.	913	68,493
Skyworks Solutions, Inc.	509	67,839
Qorvo, Inc.*	528	65,525
Total Technology		2,056,179

Basic Materials - 4.6%
Dow, Inc.[1]	4,413	281,196
LyondellBasell Industries N.V. — Class A	2,680	275,558
Westlake Corp.	2,012	248,281
International Paper Co.[1]	5,066	233,796
Minerals Technologies, Inc.	2,295	151,814
AdvanSix, Inc.	2,586	132,119
Reliance Steel & Aluminum Co.	705	129,261
NewMarket Corp.	279	90,502
Total Basic Materials		1,542,527

Energy - 0.9%
Kinder Morgan, Inc.	10,163	192,182
Exxon Mobil Corp.	1,438	118,765
Total Energy		310,947

Total Common Stocks
(Cost $32,290,073)		32,592,614

MONEY MARKET FUND† - 4.4%
Goldman Sachs Financial Square Treasury Instruments Fund — Institutional Shares, 0.16%[2]	1,469,927	1,469,927
Total Money Market Fund
(Cost $1,469,927)		1,469,927

Total Investments - 100.9%
(Cost $33,760,000)		$34,062,541
Other Assets & Liabilities, net - (0.9)%		(293,126)
Total Net Assets - 100.0%		$33,769,415

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 13

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
ALPHA OPPORTUNITY FUND

Custom Basket Swap Agreements
Counterparty	Reference Obligation	Type	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Custom Basket Swap Agreements††
Morgan Stanley Capital Services LLC	MS Equity Custom Basket	Pay	0.73% (Federal Funds Rate + 0.40%)	At Maturity	02/01/24	$7,635,350	$200,766
Goldman Sachs International	GS Equity Custom Basket	Pay	0.78% (Federal Funds Rate + 0.45%)	At Maturity	05/06/24	7,635,293	198,180
						$15,270,643	$398,946
OTC Custom Basket Swap Agreements Sold Short††
Morgan Stanley Capital Services LLC	MS Equity Custom Basket	Receive	0.03% (Federal Funds Rate - 0.30%)	At Maturity	02/01/24	$14,657,845	$(449,476)
Goldman Sachs International	GS Equity Custom Basket	Receive	0.03% (Federal Funds Rate - 0.20%)	At Maturity	05/06/24	14,483,552	(450,876)
						$29,141,397	$(900,352)

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
MS EQUITY LONG CUSTOM BASKET
Consumer, Non-cyclical
Amphastar Pharmaceuticals, Inc.	1,583	0.71%	$25,249
AbbVie, Inc.	437	0.93%	19,318
Innoviva, Inc.	3,208	0.81%	19,163
Bristol-Myers Squibb Co.	1,190	1.14%	12,041
Regeneron Pharmaceuticals, Inc.	85	0.78%	12,034
Vertex Pharmaceuticals, Inc.	167	0.57%	11,806
Molson Coors Beverage Co. — Class B	1,028	0.72%	9,317
Amgen, Inc.	297	0.94%	7,792
Johnson & Johnson	487	1.13%	7,717
Eagle Pharmaceuticals, Inc.	1,007	0.65%	6,085
United Therapeutics Corp.	156	0.37%	4,661
Hologic, Inc.	906	0.91%	4,608
Exelixis, Inc.	1,136	0.34%	4,106
Merck & Company, Inc.	416	0.45%	3,891
Incyte Corp.	630	0.66%	3,099
Perdoceo Education Corp.	5,371	0.81%	2,909
Corteva, Inc.	338	0.25%	2,853
Prestige Consumer Healthcare, Inc.	731	0.51%	2,628
Quest Diagnostics, Inc.	273	0.49%	2,028
Halozyme Therapeutics, Inc.	524	0.27%	1,064
Royalty Pharma plc — Class A	798	0.41%	225
Premier, Inc. — Class A	448	0.21%	(800)
Waters Corp.	95	0.39%	(909)
Abbott Laboratories	302	0.47%	(927)
John B Sanfilippo & Son, Inc.	963	1.05%	(1,565)
Laboratory Corporation of America Holdings	96	0.33%	(1,698)
Pfizer, Inc.	501	0.34%	(3,063)
EVERTEC, Inc.	909	0.49%	(4,406)
USANA Health Sciences, Inc.	546	0.57%	(10,343)
Gilead Sciences, Inc.	1,333	1.04%	(10,868)
Bio-Rad Laboratories, Inc. — Class A	84	0.62%	(12,019)
Vanda Pharmaceuticals, Inc.	2,806	0.42%	(14,912)
Total Consumer, Non-cyclical			101,084

Consumer, Cyclical
AutoZone, Inc.	42	1.12%	20,312
AutoNation, Inc.	222	0.29%	4,442
Ethan Allen Interiors, Inc.	1,544	0.53%	3,192
Allison Transmission Holdings, Inc.	1,339	0.69%	2,558
Methode Electronics, Inc.	611	0.35%	524
Tapestry, Inc.	590	0.29%	(18)
Columbia Sportswear Co.	368	0.44%	(33)
Zumiez, Inc.	526	0.26%	(1,244)
Autoliv, Inc.	257	0.26%	(2,635)
Brunswick Corp.	361	0.38%	(2,794)
MarineMax, Inc.	394	0.21%	(3,379)
Jack in the Box, Inc.	229	0.28%	(3,513)
Haverty Furniture Companies, Inc.	565	0.20%	(3,531)
Cummins, Inc.	270	0.73%	(3,696)
Tri Pointe Homes, Inc.	1,540	0.40%	(4,323)
Shoe Carnival, Inc.	567	0.22%	(4,532)

14 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
ALPHA OPPORTUNITY FUND

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Buckle, Inc.	703	0.30%	$(4,643)
LKQ Corp.	541	0.32%	(5,806)
PulteGroup, Inc.	544	0.30%	(6,163)
Gentex Corp.	2,799	1.07%	(7,344)
NVR, Inc.	14	0.82%	(7,503)
Toll Brothers, Inc.	421	0.26%	(8,564)
Acushnet Holdings Corp.	910	0.48%	(8,813)
Dolby Laboratories, Inc. — Class A	628	0.64%	(9,288)
Whirlpool Corp.	392	0.89%	(17,871)
Total Consumer, Cyclical			(74,665)

Basic Materials
Westlake Corp.	473	0.76%	14,625
LyondellBasell Industries N.V. — Class A	630	0.85%	7,930
Dow, Inc.	1,038	0.87%	7,719
AdvanSix, Inc.	608	0.41%	4,511
NewMarket Corp.	65	0.28%	770
Reliance Steel & Aluminum Co.	166	0.40%	(631)
Minerals Technologies, Inc.	540	0.47%	(1,897)
International Paper Co.	1,192	0.72%	(2,075)
Total Basic Materials			30,952

Technology
CSG Systems International, Inc.	1,314	1.09%	24,278
Rambus, Inc.	1,793	0.75%	18,299
ExlService Holdings, Inc.	170	0.32%	6,494
NetApp, Inc.	477	0.52%	6,063
Lumentum Holdings, Inc.	234	0.30%	3,780
Akamai Technologies, Inc.	214	0.33%	1,434
Dropbox, Inc. — Class A	741	0.23%	1,053
Genpact Ltd.	385	0.22%	648
NetScout Systems, Inc.	535	0.22%	338
Progress Software Corp.	629	0.39%	303
SS&C Technologies Holdings, Inc.	214	0.21%	(169)
Skyworks Solutions, Inc.	119	0.21%	(219)
Ziff Davis, Inc.	222	0.28%	(361)
Intel Corp.	632	0.41%	(626)
Qorvo, Inc.	124	0.20%	(976)
CommVault Systems, Inc.	253	0.22%	(2,853)
Xperi Holding Corp.	1,883	0.43%	(5,187)
Total Technology			52,299

Industrial
Mueller Industries, Inc.	1,428	1.01%	13,791
Packaging Corporation of America	380	0.78%	8,852
Knowles Corp.	3,809	1.07%	8,788
Crane Co.	384	0.54%	5,211
Owens Corning	275	0.33%	4,661
Encore Wire Corp.	295	0.44%	4,400
TTM Technologies, Inc.	3,946	0.77%	3,725
Dorian LPG Ltd.	1,550	0.29%	2,854
Albany International Corp. — Class A	286	0.32%	1,986
Sanmina Corp.	1,654	0.88%	1,615
Keysight Technologies, Inc.	105	0.22%	678
Snap-on, Inc.	333	0.90%	306
Louisiana-Pacific Corp.	412	0.34%	(76)
Insteel Industries, Inc.	509	0.25%	(1,053)
Arrow Electronics, Inc.	135	0.21%	(1,291)
Hillenbrand, Inc.	1,049	0.61%	(1,431)
Sturm Ruger & Company, Inc.	958	0.87%	(2,263)
UFP Industries, Inc.	256	0.26%	(2,563)
Vishay Intertechnology, Inc.	4,302	1.10%	(3,935)
Eagle Materials, Inc.	287	0.48%	(5,093)
OSI Systems, Inc.	498	0.56%	(5,491)
Vontier Corp.	962	0.32%	(7,256)
3M Co.	554	1.08%	(10,981)
Garmin Ltd.	668	1.04%	(11,478)
Total Industrial			3,956

Communications
Juniper Networks, Inc.	601	0.29%	8,824
Cisco Systems, Inc.	796	0.58%	8,011
Omnicom Group, Inc.	388	0.43%	6,211
Viavi Solutions, Inc.	2,656	0.56%	3,061
F5, Inc.	80	0.22%	1,309
Interpublic Group of Companies, Inc.	1,065	0.49%	1,148
Nexstar Media Group, Inc. — Class A	204	0.50%	1,144
Alphabet, Inc. — Class C	11	0.40%	(261)
Comcast Corp. — Class A	1,588	0.97%	(692)
Meta Platforms, Inc. — Class A	342	1.00%	(920)
Shenandoah Telecommunications Co.	1,415	0.44%	(945)
NETGEAR, Inc.	609	0.20%	(2,158)
InterDigital, Inc.	478	0.40%	(2,237)
Yelp, Inc. — Class A	1,301	0.58%	(2,389)
Verizon Communications, Inc.	1,504	1.00%	(4,133)
Total Communications			15,973

Utilities
National Fuel Gas Co.	1,256	1.13%	20,415
IDACORP, Inc.	647	0.98%	11,962
Chesapeake Utilities Corp.	539	0.97%	9,362
Southern Co.	582	0.55%	8,069
Portland General Electric Co.	1,314	0.95%	6,843
Duke Energy Corp.	675	0.99%	5,367

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 15

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
ALPHA OPPORTUNITY FUND

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
CMS Energy Corp.	1,260	1.15%	$3,947
MGE Energy, Inc.	1,113	1.16%	3,659
WEC Energy Group, Inc.	323	0.42%	1,828
California Water Service Group	381	0.30%	506
American States Water Co.	23	0.03%	(141)
Otter Tail Corp.	728	0.60%	(221)
PPL Corp.	1,581	0.59%	(1,757)
Total Utilities			69,839

Financial
Arch Capital Group Ltd.	1,757	1.08%	13,913
Safety Insurance Group, Inc.	981	1.17%	11,504
Enstar Group Ltd.	294	1.01%	9,415
Raymond James Financial, Inc.	401	0.58%	9,123
Markel Corp.	30	0.58%	7,612
Preferred Bank/Los Angeles CA	854	0.83%	5,504
Everest Re Group Ltd.	164	0.65%	5,289
Travelers Companies, Inc.	366	0.88%	3,671
Equity Commonwealth	1,496	0.55%	3,226
BankUnited, Inc.	1,122	0.65%	2,888
Old Republic International Corp.	2,640	0.89%	2,102
PS Business Parks, Inc.	294	0.65%	1,986
Western Union Co.	1,620	0.40%	1,386
WP Carey, Inc.	214	0.23%	788
Easterly Government Properties, Inc.	1,240	0.34%	525
United Bankshares, Inc.	1,623	0.74%	177
Radian Group, Inc.	2,697	0.78%	(140)
Stewart Information Services Corp.	1,046	0.83%	(589)
Fulton Financial Corp.	3,443	0.75%	(812)
Janus Henderson Group plc	918	0.42%	(1,611)
First American Financial Corp.	478	0.41%	(1,638)
Interactive Brokers Group, Inc. — Class A	696	0.60%	(1,724)
HomeStreet, Inc.	981	0.61%	(1,906)
Fidelity National Financial, Inc.	990	0.63%	(2,175)
Citigroup, Inc.	475	0.33%	(2,822)
PotlatchDeltic Corp.	509	0.35%	(2,966)
OneMain Holdings, Inc.	840	0.52%	(3,991)
Essent Group Ltd.	1,057	0.57%	(4,091)
MGIC Investment Corp.	4,050	0.72%	(4,262)
Piper Sandler Cos.	341	0.59%	(4,314)
Mercury General Corp.	1,519	1.09%	(4,681)
National Bank Holdings Corp. — Class A	1,910	1.01%	(5,683)
Meta Financial Group, Inc.	676	0.49%	(5,737)
AMERISAFE, Inc.	1,168	0.76%	(7,353)
Hilltop Holdings, Inc.	1,405	0.54%	(10,172)
Evercore, Inc. — Class A	454	0.66%	(11,981)
Total Financial			461

Energy
Kinder Morgan, Inc.	2,391	0.59%	823
Exxon Mobil Corp.	338	0.37%	44
Total Energy			867
Total MS Equity Long Custom Basket			$200,766

MS EQUITY SHORT CUSTOM BASKET
Consumer, Non-cyclical
Guardant Health, Inc.	1,297	(0.59)%	71,299
CoStar Group, Inc.	2,313	(1.05)%	47,402
Viad Corp.	3,262	(0.79)%	30,061
Equifax, Inc.	633	(1.02)%	19,663
Driven Brands Holdings, Inc.	6,627	(1.19)%	16,462
TransUnion	1,111	(0.78)%	10,524
ASGN, Inc.	1,000	(0.80)%	8,634
Dun & Bradstreet Holdings, Inc.	4,745	(0.57)%	8,483
Natera, Inc.	420	(0.12)%	6,969
Cooper Companies, Inc.	125	(0.36)%	1,378
Verisk Analytics, Inc. — Class A	811	(1.19)%	767
Intellia Therapeutics, Inc.	288	(0.14)%	(233)
Booz Allen Hamilton Holding Corp.	1,053	(0.63)%	(1,782)
Cintas Corp.	664	(1.93)%	(3,571)
UnitedHealth Group, Inc.	142	(0.49)%	(3,632)
Rollins, Inc.	3,906	(0.93)%	(7,928)
Sysco Corp.	1,544	(0.86)%	(9,623)
Bunge Ltd.	1,128	(0.85)%	(12,886)
Quanta Services, Inc.	678	(0.61)%	(15,464)
Total Consumer, Non-cyclical			166,523

Communications
Lyft, Inc. — Class A	3,215	(0.84)%	13,960
Okta, Inc.	156	(0.16)%	7,366
Airbnb, Inc. — Class A	173	(0.20)%	3,613
Trade Desk, Inc. — Class A	519	(0.25)%	(1,225)
Palo Alto Networks, Inc.	49	(0.21)%	(2,371)
DoorDash, Inc. — Class A	483	(0.39)%	(9,092)
Total Communications			12,251

Consumer, Cyclical
United Airlines Holdings, Inc.	3,207	(1.01)%	31,926
Delta Air Lines, Inc.	3,779	(1.02)%	23,433
MillerKnoll, Inc.	6,310	(1.49)%	16,819
IAA, Inc.	1,599	(0.42)%	16,636

16 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
ALPHA OPPORTUNITY FUND

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Freshpet, Inc.	533	(0.37)%	$14,972
MGM Resorts International	1,525	(0.44)%	2,336
Copart, Inc.	1,730	(1.48)%	710
American Airlines Group, Inc.	10,552	(1.31)%	527
Southwest Airlines Co.	2,066	(0.65)%	(395)
JetBlue Airways Corp.	3,748	(0.38)%	(1,501)
Royal Caribbean Cruises Ltd.	628	(0.36)%	(2,249)
Hilton Worldwide Holdings, Inc.	450	(0.47)%	(3,118)
Carnival Corp.	2,330	(0.32)%	(4,476)
Lululemon Athletica, Inc.	170	(0.42)%	(8,872)
Total Consumer, Cyclical			86,748

Financial
Western Alliance Bancorporation	1,630	(0.92)%	33,540
Americold Realty Trust	3,162	(0.60)%	28,117
SVB Financial Group	170	(0.65)%	20,680
Sun Communities, Inc.	1,069	(1.28)%	16,401
Equinix, Inc.	245	(1.24)%	12,999
Bank of New York Mellon Corp.	1,011	(0.34)%	12,091
Invitation Homes, Inc.	4,659	(1.28)%	10,217
Equitable Holdings, Inc.	6,535	(1.38)%	7,229
Regions Financial Corp.	2,985	(0.45)%	4,247
RLJ Lodging Trust	15,107	(1.45)%	2,765
Northern Trust Corp.	1,355	(1.08)%	2,217
Signature Bank	364	(0.73)%	2,207
First Republic Bank	475	(0.53)%	1,205
Safehold, Inc.	1,180	(0.45)%	991
UDR, Inc.	1,408	(0.55)%	338
Sunstone Hotel Investors, Inc.	11,590	(0.93)%	(216)
Park Hotels & Resorts, Inc.	10,011	(1.33)%	(336)
Wells Fargo & Co.	2,263	(0.75)%	(596)
Bank of America Corp.	1,602	(0.45)%	(676)
Zions Bancorp North America	2,438	(1.09)%	(1,126)
Digital Realty Trust, Inc.	472	(0.46)%	(1,250)
CBRE Group, Inc. — Class A	955	(0.60)%	(1,403)
Goldman Sachs Group, Inc.	528	(1.19)%	(1,404)
State Street Corp.	2,396	(1.42)%	(1,834)
Crown Castle International Corp.	880	(1.11)%	(2,696)
Lincoln National Corp.	903	(0.40)%	(3,052)
KKR & Company, Inc. — Class A	1,716	(0.68)%	(4,375)
Apple Hospitality REIT, Inc.	2,899	(0.36)%	(5,750)
Ryman Hospitality Properties, Inc.	1,661	(1.05)%	(6,947)
SBA Communications Corp.	381	(0.89)%	(8,141)
Xenia Hotels & Resorts, Inc.	4,867	(0.64)%	(9,046)
Apartment Income REIT Corp.	4,892	(1.78)%	(10,327)
Comerica, Inc.	2,135	(1.32)%	(13,515)
Ventas, Inc.	2,457	(1.04)%	(14,745)
Welltower, Inc.	2,016	(1.32)%	(18,186)
Pebblebrook Hotel Trust	6,976	(1.17)%	(18,894)
Kennedy-Wilson Holdings, Inc.	10,855	(1.81)%	(19,149)
Iron Mountain, Inc.	3,476	(1.31)%	(25,779)
Outfront Media, Inc.	6,852	(1.33)%	(27,291)
Host Hotels & Resorts, Inc.	12,551	(1.66)%	(33,028)
Howard Hughes Corp.	2,138	(1.51)%	(36,999)
Total Financial			(111,517)

Utilities
Entergy Corp.	1,419	(1.13)%	(7,677)
Black Hills Corp.	3,598	(1.89)%	(31,003)
ONE Gas, Inc.	3,001	(1.81)%	(32,577)
CenterPoint Energy, Inc.	9,089	(1.90)%	(37,109)
Atmos Energy Corp.	2,263	(1.84)%	(40,752)
Edison International	3,945	(1.89)%	(45,634)
Total Utilities			(194,752)

Technology
Ceridian HCM Holding, Inc.	1,302	(0.61)%	27,991
Atlassian Corporation plc — Class A	123	(0.25)%	816
Datadog, Inc. — Class A	359	(0.37)%	(1,904)
Bill.com Holdings, Inc.	236	(0.37)%	(3,026)
Zscaler, Inc.	238	(0.39)%	(4,460)
Cloudflare, Inc. — Class A	455	(0.37)%	(4,993)
Leidos Holdings, Inc.	664	(0.49)%	(11,273)
Crowdstrike Holdings, Inc. — Class A	264	(0.41)%	(12,137)
MongoDB, Inc.	153	(0.46)%	(12,329)
KBR, Inc.	3,892	(1.45)%	(44,199)
Total Technology			(65,514)

Industrial
Stericycle, Inc.	3,068	(1.22)%	46,825
Boeing Co.	1,036	(1.35)%	32,927
MSA Safety, Inc.	620	(0.56)%	4,529
Jacobs Engineering Group, Inc.	1,747	(1.64)%	3,815
J.B. Hunt Transport Services, Inc.	442	(0.61)%	1,249

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 17

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
ALPHA OPPORTUNITY FUND

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
CH Robinson Worldwide, Inc.	955	(0.70)%	$(793)
TransDigm Group, Inc.	134	(0.60)%	(1,696)
General Electric Co.	976	(0.61)%	(2,242)
Republic Services, Inc. — Class A	764	(0.69)%	(11,736)
Waste Management, Inc.	736	(0.80)%	(14,627)
Howmet Aerospace, Inc.	3,729	(0.91)%	(14,933)
Tetra Tech, Inc.	939	(1.06)%	(50,457)
Casella Waste Systems, Inc. — Class A	2,449	(1.46)%	(70,808)
Total Industrial			(77,947)

Energy
NOV, Inc.	5,672	(0.76)%	(26,380)
Range Resources Corp.	2,682	(0.56)%	(35,072)
Patterson-UTI Energy, Inc.	11,648	(1.23)%	(88,690)
Halliburton Co.	7,715	(1.99)%	(115,126)
Total Energy			(265,268)
Total MS Equity Short Custom Basket			$(449,476)

GS EQUITY LONG CUSTOM BASKET
Consumer, Non-cyclical
Amphastar Pharmaceuticals, Inc.	1,583	0.70%	25,211
AbbVie, Inc.	437	0.93%	19,321
Innoviva, Inc.	3,208	0.81%	19,169
Bristol-Myers Squibb Co.	1,190	1.14%	12,089
Regeneron Pharmaceuticals, Inc.	85	0.78%	12,004
Vertex Pharmaceuticals, Inc.	167	0.57%	11,731
Molson Coors Beverage Co. — Class B	1,028	0.72%	9,347
Amgen, Inc.	297	0.94%	8,296
Johnson & Johnson	487	1.13%	7,917
Eagle Pharmaceuticals, Inc.	1,007	0.65%	5,860
United Therapeutics Corp.	156	0.37%	4,744
Hologic, Inc.	906	0.91%	4,655
Exelixis, Inc.	1,136	0.34%	4,117
Merck & Company, Inc.	416	0.45%	3,887
Incyte Corp.	630	0.66%	2,899
Perdoceo Education Corp.	5,371	0.81%	2,892
Corteva, Inc.	338	0.25%	2,869
Prestige Consumer Healthcare, Inc.	731	0.51%	2,644
Quest Diagnostics, Inc.	273	0.49%	1,982
Halozyme Therapeutics, Inc.	524	0.27%	1,081
Royalty Pharma plc — Class A	798	0.41%	260
Premier, Inc. — Class A	448	0.21%	(806)
Waters Corp.	95	0.39%	(901)
Abbott Laboratories	302	0.47%	(968)
John B Sanfilippo & Son, Inc.	963	1.05%	(1,333)
Laboratory Corporation of America Holdings	96	0.33%	(1,671)
Pfizer, Inc.	501	0.34%	(3,067)
EVERTEC, Inc.	909	0.49%	(4,477)
USANA Health Sciences, Inc.	546	0.57%	(10,340)
Gilead Sciences, Inc.	1,333	1.04%	(10,833)
Bio-Rad Laboratories, Inc. — Class A	84	0.62%	(12,073)
Vanda Pharmaceuticals, Inc.	2,806	0.42%	(14,979)
Total Consumer, Non-cyclical			101,527

Consumer, Cyclical
AutoZone, Inc.	42	1.12%	20,460
AutoNation, Inc.	222	0.29%	4,416
Ethan Allen Interiors, Inc.	1,544	0.53%	3,141
Allison Transmission Holdings, Inc.	1,339	0.69%	2,443
Methode Electronics, Inc.	611	0.35%	525
Tapestry, Inc.	590	0.29%	(142)
Columbia Sportswear Co.	368	0.44%	(178)
Zumiez, Inc.	526	0.26%	(1,510)
Autoliv, Inc.	257	0.26%	(2,659)
Brunswick Corp.	361	0.38%	(2,728)
Jack in the Box, Inc.	229	0.28%	(3,392)
MarineMax, Inc.	394	0.21%	(3,395)
Haverty Furniture Companies, Inc.	565	0.20%	(3,541)
Cummins, Inc.	270	0.73%	(3,734)
Tri Pointe Homes, Inc.	1,540	0.41%	(4,317)
Shoe Carnival, Inc.	567	0.22%	(4,498)
Buckle, Inc.	703	0.30%	(4,712)
LKQ Corp.	541	0.32%	(5,915)
PulteGroup, Inc.	544	0.30%	(6,221)
Gentex Corp.	2,799	1.07%	(7,347)
NVR, Inc.	14	0.82%	(8,003)
Toll Brothers, Inc.	421	0.26%	(8,537)
Acushnet Holdings Corp.	910	0.48%	(8,796)
Dolby Laboratories, Inc. — Class A	628	0.64%	(9,305)
Whirlpool Corp.	392	0.89%	(17,906)
Total Consumer, Cyclical			(75,851)

Basic Materials
Westlake Corp.	473	0.76%	14,460
LyondellBasell Industries N.V. — Class A	630	0.85%	7,928
Dow, Inc.	1,038	0.87%	7,763
AdvanSix, Inc.	608	0.41%	4,492
NewMarket Corp.	65	0.28%	793

18 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
ALPHA OPPORTUNITY FUND

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Reliance Steel & Aluminum Co.	166	0.40%	$(719)
Minerals Technologies, Inc.	540	0.47%	(1,938)
International Paper Co.	1,192	0.72%	(2,083)
Total Basic Materials			30,696

Technology
CSG Systems International, Inc.	1,314	1.09%	24,152
Rambus, Inc.	1,793	0.75%	18,263
ExlService Holdings, Inc.	170	0.32%	6,466
NetApp, Inc.	477	0.52%	6,010
Lumentum Holdings, Inc.	234	0.30%	3,762
Akamai Technologies, Inc.	214	0.33%	1,429
Dropbox, Inc. — Class A	741	0.23%	1,022
Genpact Ltd.	385	0.22%	633
Progress Software Corp.	629	0.39%	325
NetScout Systems, Inc.	535	0.22%	278
SS&C Technologies Holdings, Inc.	214	0.21%	(170)
Skyworks Solutions, Inc.	119	0.21%	(282)
Ziff Davis, Inc.	222	0.28%	(412)
Intel Corp.	632	0.41%	(590)
Qorvo, Inc.	124	0.20%	(962)
CommVault Systems, Inc.	253	0.22%	(2,894)
Xperi Holding Corp.	1,883	0.43%	(5,311)
Total Technology			51,719

Industrial
Mueller Industries, Inc.	1,428	1.01%	13,927
Knowles Corp.	3,809	1.07%	8,994
Packaging Corporation of America	380	0.78%	8,796
Crane Co.	384	0.54%	5,243
Encore Wire Corp.	295	0.44%	4,903
Owens Corning	275	0.33%	4,669
TTM Technologies, Inc.	3,946	0.77%	3,630
Dorian LPG Ltd.	1,550	0.29%	2,827
Albany International Corp. — Class A	286	0.32%	1,980
Sanmina Corp.	1,654	0.88%	1,750
Keysight Technologies, Inc.	105	0.22%	641
Snap-on, Inc.	333	0.90%	195
Louisiana-Pacific Corp.	412	0.34%	(107)
Insteel Industries, Inc.	509	0.25%	(659)
Hillenbrand, Inc.	1,049	0.61%	(1,242)
Arrow Electronics, Inc.	135	0.21%	(1,288)
Sturm Ruger & Company, Inc.	958	0.87%	(2,691)
UFP Industries, Inc.	256	0.26%	(3,052)
Vishay Intertechnology, Inc.	4,302	1.10%	(4,050)
Eagle Materials, Inc.	287	0.48%	(5,159)
OSI Systems, Inc.	498	0.56%	(5,507)
Vontier Corp.	962	0.32%	(7,204)
3M Co.	554	1.08%	(10,910)
Garmin Ltd.	668	1.04%	(11,473)
Total Industrial			4,213

Communications
Juniper Networks, Inc.	601	0.29%	8,889
Cisco Systems, Inc.	796	0.58%	8,052
Omnicom Group, Inc.	388	0.43%	6,234
Viavi Solutions, Inc.	2,656	0.56%	2,931
F5, Inc.	80	0.22%	1,298
Nexstar Media Group, Inc. — Class A	204	0.50%	1,109
Interpublic Group of Companies, Inc.	1,065	0.49%	1,101
Alphabet, Inc. — Class C	11	0.40%	(279)
Comcast Corp. — Class A	1,588	0.97%	(792)
Meta Platforms, Inc. — Class A	342	1.00%	(905)
Shenandoah Telecommunications Co.	1,415	0.44%	(1,053)
NETGEAR, Inc.	609	0.20%	(2,227)
InterDigital, Inc.	478	0.40%	(2,268)
Yelp, Inc. — Class A	1,301	0.58%	(2,448)
Verizon Communications, Inc.	1,504	1.00%	(4,131)
Total Communications			15,511

Utilities
National Fuel Gas Co.	1,256	1.10%	20,348
IDACORP, Inc.	647	0.98%	12,054
Chesapeake Utilities Corp.	539	0.97%	9,282
Southern Co.	582	0.55%	8,018
Portland General Electric Co.	1,315	0.95%	6,893
Duke Energy Corp.	674	0.99%	5,049
CMS Energy Corp.	1,260	1.15%	3,876
MGE Energy, Inc.	1,113	1.16%	3,660
WEC Energy Group, Inc.	323	0.42%	1,805
California Water Service Group	381	0.30%	566
American States Water Co.	23	0.03%	(144)
Otter Tail Corp.	728	0.60%	(257)
PPL Corp.	1,581	0.59%	(1,692)
Total Utilities			69,458

Financial
Arch Capital Group Ltd.	1,757	1.11%	13,844
Safety Insurance Group, Inc.	981	1.17%	11,457
Enstar Group Ltd.	294	1.01%	10,701
Raymond James Financial, Inc.	401	0.58%	9,091
Markel Corp.	30	0.58%	7,566
Preferred Bank/Los Angeles CA	854	0.83%	5,545

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 19

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
ALPHA OPPORTUNITY FUND

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Everest Re Group Ltd.	164	0.65%	$5,266
Travelers Companies, Inc.	366	0.88%	3,696
Equity Commonwealth	1,496	0.55%	3,206
BankUnited, Inc.	1,122	0.65%	2,590
Old Republic International Corp.	2,640	0.89%	2,105
PS Business Parks, Inc.	294	0.65%	2,026
Western Union Co.	1,620	0.40%	1,403
WP Carey, Inc.	214	0.23%	720
Easterly Government Properties, Inc.	1,240	0.34%	439
United Bankshares, Inc.	1,623	0.74%	94
Radian Group, Inc.	2,697	0.78%	(253)
Stewart Information Services Corp.	1,046	0.83%	(577)
Fulton Financial Corp.	3,443	0.75%	(941)
Janus Henderson Group plc	918	0.42%	(1,604)
First American Financial Corp.	478	0.41%	(1,658)
Interactive Brokers Group, Inc. — Class A	696	0.60%	(1,746)
HomeStreet, Inc.	981	0.61%	(1,869)
Fidelity National Financial, Inc.	990	0.63%	(2,317)
Citigroup, Inc.	475	0.33%	(2,797)
PotlatchDeltic Corp.	509	0.35%	(3,355)
OneMain Holdings, Inc.	840	0.52%	(3,975)
Essent Group Ltd.	1,057	0.57%	(4,125)
Piper Sandler Cos.	341	0.59%	(4,291)
MGIC Investment Corp.	4,050	0.72%	(4,388)
Mercury General Corp.	1,519	1.09%	(4,901)
National Bank Holdings Corp. — Class A	1,910	1.01%	(5,505)
Meta Financial Group, Inc.	676	0.49%	(5,813)
AMERISAFE, Inc.	1,168	0.76%	(7,307)
Hilltop Holdings, Inc.	1,405	0.54%	(10,185)
Evercore, Inc. — Class A	454	0.66%	(12,069)
Total Financial			73

Energy
Kinder Morgan, Inc.	2,391	0.59%	821
Exxon Mobil Corp.	338	0.37%	13
Total Energy			834
Total GS Equity Long Custom Basket			$198,180

GS EQUITY SHORT CUSTOM BASKET
Consumer, Non-cyclical
Guardant Health, Inc.	1,297	(0.59)%	71,376
CoStar Group, Inc.	2,313	(1.06)%	47,197
Viad Corp.	3,262	(0.80)%	29,789
Equifax, Inc.	633	(1.04)%	19,482
Driven Brands Holdings, Inc.	6,627	(1.20)%	16,660
TransUnion	1,111	(0.79)%	10,441
ASGN, Inc.	1,000	(0.81)%	8,536
Dun & Bradstreet Holdings, Inc.	4,745	(0.57)%	8,494
Natera, Inc.	420	(0.12)%	6,998
Cooper Companies, Inc.	125	(0.36)%	1,411
Verisk Analytics, Inc. — Class A	811	(1.20)%	808
Intellia Therapeutics, Inc.	288	(0.14)%	(205)
Booz Allen Hamilton Holding Corp.	1,053	(0.64)%	(1,743)
UnitedHealth Group, Inc.	142	(0.50)%	(3,679)
Cintas Corp.	664	(1.95)%	(3,761)
Rollins, Inc.	3,906	(0.95)%	(8,022)
Sysco Corp.	1,544	(0.87)%	(9,243)
Bunge Ltd.	1,128	(0.86)%	(12,753)
Quanta Services, Inc.	678	(0.62)%	(15,393)
Total Consumer, Non-cyclical			166,393

Communications
Lyft, Inc. — Class A	3,215	(0.85)%	13,590
Okta, Inc.	156	(0.16)%	7,400
Airbnb, Inc. — Class A	173	(0.21)%	3,726
Trade Desk, Inc. — Class A	519	(0.25)%	(1,192)
Palo Alto Networks, Inc.	49	(0.21)%	(2,353)
DoorDash, Inc. — Class A	483	(0.39)%	(8,951)
Total Communications			12,220

Consumer, Cyclical
United Airlines Holdings, Inc.	3,207	(1.03)%	31,985
Delta Air Lines, Inc.	3,779	(1.03)%	23,452
MillerKnoll, Inc.	6,310	(1.51)%	16,819
IAA, Inc.	1,599	(0.42)%	16,503
Freshpet, Inc.	533	(0.38)%	15,033
MGM Resorts International	1,525	(0.44)%	2,300
Copart, Inc.	1,730	(1.50)%	608
American Airlines Group, Inc.	10,552	(1.33)%	372
Southwest Airlines Co.	2,066	(0.65)%	(420)
JetBlue Airways Corp.	3,748	(0.39)%	(1,567)
Royal Caribbean Cruises Ltd.	628	(0.36)%	(2,243)
Hilton Worldwide Holdings, Inc.	450	(0.47)%	(3,118)
Carnival Corp.	2,330	(0.33)%	(4,513)
Lululemon Athletica, Inc.	170	(0.43)%	(8,846)
Total Consumer, Cyclical			86,365

Financial
Western Alliance Bancorporation	1,630	(0.93)%	33,615

20 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
ALPHA OPPORTUNITY FUND

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Americold Realty Trust	3,162	(0.61)%	$27,902
SVB Financial Group	170	(0.66)%	20,878
Sun Communities, Inc.	1,069	(1.29)%	16,256
Equinix, Inc.	245	(1.25)%	12,708
Bank of New York Mellon Corp.	1,011	(0.35)%	11,997
Invitation Homes, Inc.	4,659	(1.29)%	10,170
Equitable Holdings, Inc.	6,535	(1.39)%	6,922
Regions Financial Corp.	2,985	(0.46)%	4,485
Signature Bank	364	(0.74)%	2,171
RLJ Lodging Trust	15,107	(1.47)%	2,099
Safehold, Inc.	1,180	(0.45)%	1,341
First Republic Bank	475	(0.53)%	1,334
Northern Trust Corp.	1,355	(1.09)%	1,280
UDR, Inc.	1,408	(0.56)%	224
Zions Bancorp North America	2,438	(1.10)%	(108)
Park Hotels & Resorts, Inc.	10,011	(1.35)%	(136)
Sunstone Hotel Investors, Inc.	11,590	(0.94)%	(581)
Bank of America Corp.	1,602	(0.46)%	(611)
Wells Fargo & Co.	2,263	(0.76)%	(679)
CBRE Group, Inc. — Class A	955	(0.60)%	(1,181)
Digital Realty Trust, Inc.	472	(0.46)%	(1,229)
State Street Corp.	2,396	(1.44)%	(1,768)
Crown Castle International Corp.	880	(1.12)%	(2,842)
Lincoln National Corp.	903	(0.41)%	(2,969)
KKR & Company, Inc. — Class A	1,716	(0.69)%	(4,074)
Apple Hospitality REIT, Inc.	2,899	(0.36)%	(5,808)
Ryman Hospitality Properties, Inc.	1,661	(1.06)%	(7,007)
Xenia Hotels & Resorts, Inc.	4,867	(0.65)%	(7,689)
SBA Communications Corp.	381	(0.91)%	(8,405)
Apartment Income REIT Corp.	4,892	(1.81)%	(11,031)
Comerica, Inc.	2,135	(1.33)%	(13,112)
Ventas, Inc.	2,457	(1.05)%	(14,649)
Welltower, Inc.	2,016	(1.34)%	(18,170)
Pebblebrook Hotel Trust	6,976	(1.18)%	(19,152)
Kennedy-Wilson Holdings, Inc.	10,855	(1.83)%	(19,281)
Iron Mountain, Inc.	3,476	(1.33)%	(26,020)
Outfront Media, Inc.	6,852	(1.34)%	(27,263)
Host Hotels & Resorts, Inc.	12,551	(1.68)%	(33,153)
Howard Hughes Corp.	2,138	(1.53)%	(36,751)
Total Financial			(110,287)

Utilities
Entergy Corp.	1,419	(1.14)%	(7,449)
Black Hills Corp.	3,598	(1.91)%	(31,538)
ONE Gas, Inc.	3,001	(1.83)%	(32,652)
CenterPoint Energy, Inc.	9,089	(1.92)%	(37,258)
Atmos Energy Corp.	2,263	(1.87)%	(40,916)
Edison International	3,945	(1.91)%	(46,005)
Total Utilities			(195,818)

Technology
Ceridian HCM Holding, Inc.	1,302	(0.61)%	28,145
Atlassian Corporation plc — Class A	123	(0.25)%	561
Datadog, Inc. — Class A	359	(0.38)%	(1,873)
Bill.com Holdings, Inc.	236	(0.37)%	(3,446)
Zscaler, Inc.	238	(0.40)%	(4,387)
Cloudflare, Inc. — Class A	455	(0.38)%	(4,954)
Leidos Holdings, Inc.	664	(0.50)%	(11,267)
Crowdstrike Holdings, Inc. — Class A	264	(0.41)%	(12,139)
MongoDB, Inc.	153	(0.47)%	(12,287)
KBR, Inc.	3,892	(1.47)%	(44,057)
Total Technology			(65,704)

Industrial
Stericycle, Inc.	3,068	(1.25)%	46,773
Boeing Co.	1,036	(1.37)%	32,793
MSA Safety, Inc.	620	(0.57)%	4,303
Jacobs Engineering Group, Inc.	1,747	(1.66)%	3,832
J.B. Hunt Transport Services, Inc.	442	(0.61)%	1,232
CH Robinson Worldwide, Inc.	955	(0.71)%	(1,130)
TransDigm Group, Inc.	134	(0.60)%	(1,719)
General Electric Co.	976	(0.62)%	(2,164)
Republic Services, Inc. — Class A	764	(0.70)%	(11,837)
Waste Management, Inc.	736	(0.81)%	(14,622)
Howmet Aerospace, Inc.	3,729	(0.93)%	(15,166)
Tetra Tech, Inc.	939	(1.07)%	(50,593)
Casella Waste Systems, Inc. — Class A	2,449	(1.48)%	(70,880)
Total Industrial			(79,178)

Energy
NOV, Inc.	5,672	(0.77)%	(26,598)
Range Resources Corp.	2,682	(0.56)%	(34,855)
Patterson-UTI Energy, Inc.	11,648	(1.24)%	(88,649)
Halliburton Co.	7,715	(2.02)%	(114,765)
Total Energy			(264,867)
Total GS Equity Short Custom Basket			$(450,876)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 21

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 31, 2022
ALPHA OPPORTUNITY FUND

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is pledged as equity custom basket swap collateral at March 31, 2022.
[2]	Rate indicated is the 7-day yield as of March 31, 2022.
GS — Goldman Sachs International
MS — Morgan Stanley Capital Services LLC
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2022 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$32,592,614	$—	$—	$32,592,614
Money Market Fund	1,469,927	—	—	1,469,927
Equity Custom Basket Swap Agreements**	—	398,946	—	398,946
Total Assets	$34,062,541	$398,946	$—	$34,461,487

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Custom Basket Swap Agreements**	$—	$900,352	$—	$900,352

**	This derivative is reported as unrealized appreciation/depreciation at period end.

22 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ALPHA OPPORTUNITY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2022

Assets:
Investments, at value (cost $33,760,000)	$34,062,541
Cash	295
Unrealized appreciation on OTC swap agreements	398,946
Prepaid expenses	57,406
Receivables:
Swap settlement	210,020
Dividends	24,017
Interest	59
Total assets	34,753,284

Liabilities:
Unrealized depreciation on OTC swap agreements	900,352
Payable for:
Management fees	25,176
Trustees’ fees*	9,069
Transfer agent/maintenance fees	4,835
Fund accounting/administration fees	2,969
Distribution and service fees	1,247
Due to Investment Adviser	628
Fund shares redeemed	35
Miscellaneous	39,558
Total liabilities	983,869
Net assets	$33,769,415

Net assets consist of:
Paid in capital	$60,952,487
Total distributable earnings (loss)	(27,183,072)
Net assets	$33,769,415

A-Class:
Net assets	$2,975,557
Capital shares outstanding	163,935
Net asset value per share	$18.15
Maximum offering price per share (Net asset value divided by 95.25%)	$19.06

C-Class:
Net assets	$241,022
Capital shares outstanding	15,172
Net asset value per share	$15.89

P-Class:
Net assets	$1,832,144
Capital shares outstanding	100,128
Net asset value per share	$18.30

Institutional Class:
Net assets	$28,720,692
Capital shares outstanding	1,078,065
Net asset value per share	$26.64

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended March 31, 2022

Investment Income:
Dividends	$393,565
Interest	145
Total investment income	393,710

Expenses:
Management fees	162,664
Distribution and service fees:
A-Class	3,815
C-Class	1,355
P-Class	2,381
Transfer agent/maintenance fees:
A-Class	3,191
C-Class	448
P-Class	1,331
Institutional Class	10,684
Registration fees	25,876
Professional fees	19,192
Fund accounting/administration fees	15,618
Trustees’ fees*	10,128
Custodian fees	8,269
Line of credit fees	575
Miscellaneous	6,929
Recoupment of previously waived fees:
A-Class	608
C-Class	54
P-Class	405
Institutional Class	12,529
Total expenses	286,052
Less:
Expenses reimbursed by Adviser:
A-Class	(1,706)
C-Class	(312)
P-Class	(427)
Institutional Class	(2,060)
Expenses waived by Adviser	(497)
Total waived/reimbursed expenses	(5,002)
Net expenses	281,050
Net investment income	112,660

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,492,132
Swap agreements	(589,102)
Net realized gain	903,030
Net change in unrealized appreciation (depreciation) on:
Investments	(254,319)
Swap agreements	(228,495)
Net change in unrealized appreciation (depreciation)	(482,814)
Net realized and unrealized gain	420,216
Net increase in net assets resulting from operations	$532,876

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 23

ALPHA OPPORTUNITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021
Increase (Decrease) in Net Assets from Operations:
Net investment income	$112,660	$282,314
Net realized gain on investments	903,030	923,696
Net change in unrealized appreciation (depreciation) on investments	(482,814)	1,826,972
Net increase in net assets resulting from operations	532,876	3,032,982

Distributions to shareholders:
A-Class	(25,810)	(41,923)
C-Class	(554)	(666)
P-Class	(17,637)	(18,203)
Institutional Class	(238,313)	(351,160)
Total distributions to shareholders	(282,314)	(411,952)

Capital share transactions:
Proceeds from sale of shares
A-Class	152,037	168,044
C-Class	450	3,300
P-Class	100,171	941,686
Institutional Class	435,662	434,959
Distributions reinvested
A-Class	22,965	39,965
C-Class	525	628
P-Class	17,637	18,203
Institutional Class	234,219	345,735
Cost of shares redeemed
A-Class	(254,762)	(814,018)
C-Class	(41,145)	(102,868)
P-Class	(150,451)	(351,042)
Institutional Class	(1,950,604)	(5,557,148)
Net decrease from capital share transactions	(1,433,296)	(4,872,556)
Net decrease in net assets	(1,182,734)	(2,251,526)

Net assets:
Beginning of period	34,952,149	37,203,675
End of period	$33,769,415	$34,952,149

Capital share activity:
Shares sold
A-Class	7,970	9,329
C-Class	27	215
P-Class	5,306	52,371
Institutional Class	15,700	16,972
Shares issued from reinvestment of distributions
A-Class	1,171	2,300
C-Class	31	41
P-Class	892	1,038
Institutional Class	8,141	13,612
Shares redeemed
A-Class	(13,672)	(46,125)
C-Class	(2,492)	(6,688)
P-Class	(7,934)	(19,588)
Institutional Class	(71,878)	(212,990)
Net decrease in shares	(56,738)	(189,513)

24 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ALPHA OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Six Months Ended March 31, 2022[a]	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017
Per Share Data
Net asset value, beginning of period	$18.05	$16.89	$17.42	$19.15	$21.10	$19.08
Income (loss) from investment operations:
Net investment income (loss)[b]	.04	.10	.11	.12	.10	.31
Net gain (loss) on investments (realized and unrealized)	.22	1.27	(.48)	(1.64)	(.60)	1.72
Total from investment operations	.26	1.37	(.37)	(1.52)	(.50)	2.03
Less distributions from:
Net investment income	(.16)	(.21)	(.16)	(.21)	—	—
Net realized gains	—	—	—	—	(1.45)	(.01)
Total distributions	(.16)	(.21)	(.16)	(.21)	(1.45)	(.01)
Net asset value, end of period	$18.15	$18.05	$16.89	$17.42	$19.15	$21.10

Total Return[c]	1.39%	8.17%	(2.15%)	(7.97%)	(2.90%)	10.70%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,976	$3,042	$3,429	$7,326	$11,243	$15,011
Ratios to average net assets:
Net investment income (loss)	0.41%	0.56%	0.65%	0.64%	0.51%	1.49%
Total expenses[d]	1.88%	1.94%	1.73%	1.65%	1.54%	2.21%
Net expenses[e,f,g]	1.76%	1.76%	1.69%	1.64%	1.54%	2.17%
Portfolio turnover rate	100%	169%	209%	126%	255%	92%

C-Class	Six Months Ended March 31, 2022[a]	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017
Per Share Data
Net asset value, beginning of period	$15.76	$14.71	$15.16	$16.61	$18.62	$16.96
Income (loss) from investment operations:
Net investment income (loss)[b]	(.03)	(.03)	(.02)	(.03)	(.05)	.09
Net gain (loss) on investments (realized and unrealized)	.19	1.11	(.43)	(1.42)	(.51)	1.58
Total from investment operations	.16	1.08	(.45)	(1.45)	(.56)	1.67
Less distributions from:
Net investment income	(.03)	(.03)	—	—	—	—
Net realized gains	—	—	—	—	(1.45)	(.01)
Total distributions	(.03)	(.03)	—	—	(1.45)	(.01)
Net asset value, end of period	$15.89	$15.76	$14.71	$15.16	$16.61	$18.62

Total Return[c]	1.02%	7.37%	(2.97%)	(8.73%)	(3.65%)	9.91%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$241	$277	$354	$702	$1,036	$2,508
Ratios to average net assets:
Net investment income (loss)	(0.35%)	(0.19%)	(0.15%)	(0.20%)	(0.31%)	0.47%
Total expenses[d]	2.75%	2.75%	2.72%	2.55%	2.34%	2.94%
Net expenses[e,f,g]	2.51%	2.51%	2.51%	2.48%	2.31%	2.88%
Portfolio turnover rate	100%	169%	209%	126%	255%	92%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 25

ALPHA OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

P-Class	Six Months Ended March 31, 2022[a]	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017
Per Share Data
Net asset value, beginning of period	$18.21	$17.06	$17.56	$19.23	$21.19	$19.11
Income (loss) from investment operations:
Net investment income (loss)[b]	.04	.10	.12	.11	.10	(.06)
Net gain (loss) on investments (realized and unrealized)	.22	1.28	(.49)	(1.64)	(.61)	2.15
Total from investment operations	.26	1.38	(.37)	(1.53)	(.51)	2.09
Less distributions from:
Net investment income	(.17)	(.23)	(.13)	(.14)	—	—
Net realized gains	—	—	—	—	(1.45)	(.01)
Total distributions	(.17)	(.23)	(.13)	(.14)	(1.45)	(.01)
Net asset value, end of period	$18.30	$18.21	$17.06	$17.56	$19.23	$21.19

Total Return	1.38%	8.17%	(2.11%)	(7.99%)	(2.93%)	11.00%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,832	$1,855	$1,161	$1,905	$4,525	$7,720
Ratios to average net assets:
Net investment income (loss)	0.41%	0.54%	0.70%	0.59%	0.47%	(0.31%)
Total expenses[d]	1.81%	1.96%	1.67%	1.67%	1.58%	1.75%
Net expenses[e,f,g]	1.76%	1.76%	1.64%	1.66%	1.57%	1.72%
Portfolio turnover rate	100%	169%	209%	126%	255%	92%

26 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ALPHA OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Six Months Ended March 31, 2022[a]	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017
Per Share Data
Net asset value, beginning of period	$26.44	$24.65	$25.37	$27.77	$29.86	$26.82
Income (loss) from investment operations:
Net investment income (loss)[b]	.09	.22	.25	.28	.27	.12
Net gain (loss) on investments (realized and unrealized)	.32	1.85	(.72)	(2.37)	(.91)	2.93
Total from investment operations	.41	2.07	(.47)	(2.09)	(.64)	3.05
Less distributions from:
Net investment income	(.21)	(.28)	(.25)	(.31)	—	—
Net realized gains	—	—	—	—	(1.45)	(.01)
Total distributions	(.21)	(.28)	(.25)	(.31)	(1.45)	(.01)
Net asset value, end of period	$26.64	$26.44	$24.65	$25.37	$27.77	$29.86

Total Return	1.50%	8.46%	(1.87%)	(7.57%)	(2.50%)	11.42%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$28,721	$29,778	$32,260	$79,318	$181,095	$196,180
Ratios to average net assets:
Net investment income (loss)	0.67%	0.82%	1.00%	1.05%	0.94%	0.40%
Total expenses[d]	1.53%	1.58%	1.36%	1.22%	1.12%	1.38%
Net expenses[e,f,g]	1.51%	1.50%	1.36%	1.21%	1.12%	1.37%
Portfolio turnover rate	100%	169%	209%	126%	255%	92%

[a]	Unaudited figures for the period ended March 31, 2022. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements for the periods presented was as follows:

	03/31/22[a]	09/30/21	09/30/20	09/30/19	09/30/18	09/30/17
A-Class	0.04%	0.01%	0.02%	0.09%	0.02%	0.32%
C-Class	0.04%	0.01%	0.01%	0.04%	0.07%	0.64%
P-Class	0.04%	0.01%	0.01%	0.03%	0.04%	—
Institutional Class	0.08%	0.02%	0.00%*	0.00%*	—	0.01%

*	Less than 0.01%.

[g]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the periods presented would be:

	03/31/22[a]	09/30/21	09/30/20	09/30/19	09/30/18	09/30/17
A-Class	1.76%	1.76%	1.69%	1.64%	1.52%	2.00%
C-Class	2.51%	2.51%	2.51%	2.48%	2.30%	2.71%
P-Class	1.76%	1.76%	1.64%	1.66%	1.56%	1.68%
Institutional Class	1.51%	1.50%	1.36%	1.21%	1.11%	1.28%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 27

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2022

LARGE CAP VALUE FUND

OBJECTIVE: Seeks long-term growth of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	August 7, 1944
C-Class	January 29, 1999
P-Class	May 1, 2015
Institutional Class	June 7, 2013

Ten Largest Holdings	% of Total Net Assets
Berkshire Hathaway, Inc. — Class B	2.8%
Chevron Corp.	2.6%
Johnson & Johnson	2.4%
Tyson Foods, Inc. — Class A	2.3%
JPMorgan Chase & Co.	2.1%
Verizon Communications, Inc.	2.1%
McKesson Corp.	1.9%
Bank of America Corp.	1.9%
ConocoPhillips	1.8%
Humana, Inc.	1.7%
Top Ten Total	21.6%

“Ten Largest Holdings” excludes any temporary cash investments.

28 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	March 31, 2022

Average Annual Returns*

Periods Ended March 31, 2022

	6 Month†	1 Year	5 Year	10 Year
A-Class Shares	11.43%	15.59%	10.53%	11.14%
A-Class Shares with sales charge‡	6.13%	10.09%	9.46%	10.60%
C Class Shares	11.01%	14.72%	9.70%	10.30%
C-Class Shares with CDSC§	10.01%	13.72%	9.70%	10.30%
Russell 1000 Value Index	6.98%	11.67%	10.29%	11.70%

	6 Month†	1 Year	5 Year	Since Inception (06/07/13)
Institutional Class Shares	11.56%	15.85%	10.80%	10.67%
Russell 1000 Value Index	6.98%	11.67%	10.29%	10.57%

	6 Month†	1 Year	5 Year	Since Inception (05/01/15)
P-Class Shares	11.43%	15.59%	10.53%	9.97%
Russell 1000 Value Index	6.98%	11.67%	10.29%	9.56%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Russell 1000 Value Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	6 month returns are not annualized.
‡

Effective February 22, 2011, the maximum sales charge decreased from 5.75% to 4.75%. A 5.75% maximum sales charge is used in the calculation of the 1 Year, 5 Year and 10 Year average annual returns (based on subscriptions made prior to February 22, 2011), and a 4.75% maximum sales charge will be used to calculate performance for periods based on subscriptions made on or after February 22, 2011.

§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 29

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022
LARGE CAP VALUE FUND

	Shares	Value
COMMON STOCKS† - 96.4%

Consumer, Non-cyclical - 20.8%
Johnson & Johnson	5,594	$991,425
Tyson Foods, Inc. — Class A	10,678	957,069
McKesson Corp.	2,560	783,693
Humana, Inc.	1,615	702,799
Medtronic plc	5,688	631,083
Quest Diagnostics, Inc.	4,300	588,498
Ingredion, Inc.	5,561	484,641
Bunge Ltd.	4,271	473,269
Henry Schein, Inc.*	5,267	459,230
Archer-Daniels-Midland Co.	4,742	428,013
Merck & Company, Inc.	5,070	415,993
J M Smucker Co.	2,979	403,387
Encompass Health Corp.	4,310	306,484
HCA Healthcare, Inc.	1,180	295,732
Amgen, Inc.	1,160	280,511
Pfizer, Inc.	4,927	255,071
Bristol-Myers Squibb Co.	2,895	211,422
Total Consumer, Non-cyclical		8,668,320

Financial - 16.2%
Berkshire Hathaway, Inc. — Class B*	3,256	1,149,075
JPMorgan Chase & Co.	6,526	889,624
Bank of America Corp.	18,761	773,329
Allstate Corp.	3,930	544,344
Wells Fargo & Co.	10,628	515,033
STAG Industrial, Inc. REIT	10,180	420,943
Charles Schwab Corp.	4,430	373,493
Medical Properties Trust, Inc. REIT	15,422	326,021
Voya Financial, Inc.	4,754	315,428
KeyCorp	10,260	229,619
Zions Bancorp North America	3,490	228,804
Park Hotels & Resorts, Inc. REIT	10,682	208,620
American Tower Corp. — Class A REIT	809	203,237
Gaming and Leisure Properties, Inc. REIT	4,284	201,048
Mastercard, Inc. — Class A	531	189,769
BOK Financial Corp.	1,601	150,414
Total Financial		6,718,801

Technology - 10.6%
Micron Technology, Inc.	9,002	701,166
Activision Blizzard, Inc.	6,233	499,326
Apple, Inc.	2,661	464,637
Leidos Holdings, Inc.	4,043	436,725
DXC Technology Co.*	12,680	413,749
KLA Corp.	1,104	404,130
Qorvo, Inc.*	2,163	268,428
Amdocs Ltd.	2,777	228,297
Teradyne, Inc.	1,742	205,957
QUALCOMM, Inc.	1,340	204,779
Cerner Corp.	2,157	201,809
Skyworks Solutions, Inc.	1,419	189,124
Intel Corp.	3,738	185,255
Total Technology		4,403,382

Energy - 10.6%
Chevron Corp.	6,513	1,060,512
ConocoPhillips	7,490	749,000
Marathon Oil Corp.	18,200	457,002
Pioneer Natural Resources Co.	1,695	423,801
Coterra Energy, Inc. — Class A	15,688	423,105
Kinder Morgan, Inc.	16,562	313,187
Equities Corp.	8,928	307,213
Diamondback Energy, Inc.	1,738	238,245
Chesapeake Energy Corp.	2,706	235,422
Patterson-UTI Energy, Inc.	12,459	192,865
Total Energy		4,400,352

Utilities - 10.0%
Edison International	9,722	681,512
Exelon Corp.	13,360	636,337
Duke Energy Corp.	4,939	551,489
Pinnacle West Capital Corp.	5,913	461,805
OGE Energy Corp.	10,664	434,878
NiSource, Inc.	11,350	360,930
Black Hills Corp.	4,652	358,297
Constellation Energy Corp.	4,453	250,481
Sempra Energy	1,478	248,482
PPL Corp.	5,782	165,134
Total Utilities		4,149,345

Consumer, Cyclical - 8.5%
Walmart, Inc.	4,354	648,398
Delta Air Lines, Inc.*	9,803	387,905
Southwest Airlines Co.*	8,084	370,247
Whirlpool Corp.	2,065	356,791
LKQ Corp.	7,073	321,185
DR Horton, Inc.	4,246	316,369
PACCAR, Inc.	3,462	304,898
Lear Corp.	2,052	292,595
Ralph Lauren Corp. — Class A	1,925	218,372
PVH Corp.	2,358	180,646
Home Depot, Inc.	509	152,359
Total Consumer, Cyclical		3,549,765

Communications - 7.5%
Verizon Communications, Inc.	16,953	863,586
Alphabet, Inc. — Class A*	226	628,585
Cisco Systems, Inc.	7,671	427,735
Comcast Corp. — Class A	8,247	386,125
T-Mobile US, Inc.*	2,662	341,667
Juniper Networks, Inc.	7,162	266,140
Walt Disney Co.*	1,396	191,475
Total Communications		3,105,313

Industrial - 6.6%
Johnson Controls International plc	7,830	513,413
L3Harris Technologies, Inc.	1,908	474,081
FedEx Corp.	2,006	464,168
Knight-Swift Transportation Holdings, Inc.	7,758	391,469
Valmont Industries, Inc.	1,520	362,672
Curtiss-Wright Corp.	2,333	350,323

30 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 31, 2022
LARGE CAP VALUE FUND

	Shares	Value
Advanced Energy Industries, Inc.	2,211	$190,323
Total Industrial		2,746,449

Basic Materials - 5.6%
Huntsman Corp.	18,108	679,231
Westlake Corp.	5,207	642,544
Reliance Steel & Aluminum Co.	1,872	343,231
Nucor Corp.	1,978	294,030
International Flavors & Fragrances, Inc.	1,105	145,120
Dow, Inc.	2,118	134,959
DuPont de Nemours, Inc.	1,392	102,423
Total Basic Materials		2,341,538

Total Common Stocks
(Cost $28,682,347)		40,083,265

EXCHANGE-TRADED FUNDS† - 1.0%
iShares Russell 1000 Value ETF	2,525	419,099
Total Exchange-Traded Funds
(Cost $399,293)		419,099

MONEY MARKET FUND† - 1.6%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.12%[1]	677,180	677,180
Total Money Market Fund
(Cost $677,180)		677,180

Total Investments - 99.0%
(Cost $29,758,820)		$41,179,544
Other Assets & Liabilities, net - 1.0%		418,099
Total Net Assets - 100.0%		$41,597,643

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
[1]	Rate indicated is the 7-day yield as of March 31, 2022.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2022 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$40,083,265	$—	$—	$40,083,265
Exchange-Traded Funds	419,099	—	—	419,099
Money Market Fund	677,180	—	—	677,180
Total Assets	$41,179,544	$—	$—	$41,179,544

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 31

LARGE CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2022

Assets:
Investments, at value (cost $29,758,820)	$41,179,544
Prepaid expenses	48,992
Receivables:
Securities sold	349,001
Fund shares sold	64,963
Dividends	49,805
Interest	60
Total assets	41,692,365

Liabilities:
Payable for:
Fund shares redeemed	32,864
Management fees	16,756
Professional fees	11,579
Trustees’ fees*	10,745
Distribution and service fees	9,101
Printing fees	4,782
Fund accounting/administration fees	3,932
Transfer agent/maintenance fees	2,112
Miscellaneous	2,851
Total liabilities	94,722
Net assets	$41,597,643

Net assets consist of:
Paid in capital	$28,023,329
Total distributable earnings (loss)	13,574,314
Net assets	$41,597,643

A-Class:
Net assets	$38,062,641
Capital shares outstanding	730,596
Net asset value per share	$52.10
Maximum offering price per share (Net asset value divided by 95.25%)	$54.70

C-Class:
Net assets	$1,433,476
Capital shares outstanding	30,407
Net asset value per share	$47.14

P-Class:
Net assets	$148,983
Capital shares outstanding	2,871
Net asset value per share	$51.89

Institutional Class:
Net assets	$1,952,543
Capital shares outstanding	38,088
Net asset value per share	$51.26

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended March 31, 2022

Investment Income:
Dividends	$440,261
Interest	111
Total investment income	440,372

Expenses:
Management fees	132,272
Distribution and service fees:
A-Class	47,154
C-Class	6,007
P-Class	229
Transfer agent/maintenance fees:
A-Class	19,300
C-Class	1,644
P-Class	240
Institutional Class	292
Registration fees	34,571
Fund accounting/administration fees	17,177
Professional fees	12,504
Trustees’ fees*	9,200
Custodian fees	2,426
Line of credit fees	615
Miscellaneous	3,193
Total expenses	286,824
Less:
Expenses reimbursed by Adviser:
A-Class	(19,300)
C-Class	(1,644)
P-Class	(240)
Institutional-Class	(292)
Expenses waived by Adviser	(31,309)
Total waived/reimbursed expenses	(52,785)
Net expenses	234,039
Net investment income	206,333

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	2,012,770
Net realized gain	2,012,770
Net change in unrealized appreciation (depreciation) on:
Investments	2,144,611
Net change in unrealized appreciation (depreciation)	2,144,611
Net realized and unrealized gain	4,157,381
Net increase in net assets resulting from operations	$4,363,714

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

32 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

LARGE CAP VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021
Increase (Decrease) in Net Assets from Operations:
Net investment income	$206,333	$321,913
Net realized gain on investments	2,012,770	2,617,799
Net change in unrealized appreciation (depreciation) on investments	2,144,611	8,907,008
Net increase in net assets resulting from operations	4,363,714	11,846,720

Distributions to shareholders:
A-Class	(2,507,851)	(2,193,216)
C-Class	(71,394)	(62,032)
P-Class	(14,229)	(10,031)
Institutional Class	(104,499)	(41,693)
Total distributions to shareholders	(2,697,973)	(2,306,972)

Capital share transactions:
Proceeds from sale of shares
A-Class	824,647	1,547,889
C-Class	375,940	798,269
P-Class	53,238	52,916
Institutional Class	546,976	809,667
Distributions reinvested
A-Class	2,467,309	2,145,743
C-Class	71,394	62,032
P-Class	13,975	10,031
Institutional Class	104,499	41,693
Cost of shares redeemed
A-Class	(3,448,446)	(4,617,822)
C-Class	(262,460)	(856,471)
P-Class	(117,058)	(79,066)
Institutional Class	(125,157)	(132,982)
Net increase (decrease) from capital share transactions	504,857	(218,101)
Net increase in net assets	2,170,598	9,321,647

Net assets:
Beginning of period	39,427,045	30,105,398
End of period	$41,597,643	$39,427,045

Capital share activity:
Shares sold
A-Class	16,084	32,527
C-Class	8,189	18,265
P-Class	1,029	1,148
Institutional Class	10,804	16,692
Shares issued from reinvestment of distributions
A-Class	50,292	51,016
C-Class	1,605	1,616
P-Class	286	239
Institutional Class	2,166	1,007
Shares redeemed
A-Class	(68,135)	(99,103)
C-Class	(5,600)	(19,854)
P-Class	(2,329)	(1,957)
Institutional Class	(2,508)	(2,711)
Net increase (decrease) in shares	11,883	(1,115)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 33

LARGE CAP VALUE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Six Months Ended March 31, 2022[a]	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017
Per Share Data
Net asset value, beginning of period	$50.08	$38.17	$43.56	$48.08	$46.96	$41.78
Income (loss) from investment operations:
Net investment income (loss)[b]	.26	.41	.97	.62	.48	.37
Net gain (loss) on investments (realized and unrealized)	5.25	14.51	(2.97)	(2.66)	4.46	6.80
Total from investment operations	5.51	14.92	(2.00)	(2.04)	4.94	7.17
Less distributions from:
Net investment income	(.43)	(1.30)	(.70)	(.36)	(.51)	(.58)
Net realized gains	(3.06)	(1.71)	(2.69)	(2.12)	(3.31)	(1.41)
Total distributions	(3.49)	(3.01)	(3.39)	(2.48)	(3.82)	(1.99)
Net asset value, end of period	$52.10	$50.08	$38.17	$43.56	$48.08	$46.96

Total Return[c]	11.43%	40.59%	(5.58%)	(3.59%)	10.82%	17.68%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$38,063	$36,678	$28,548	$53,248	$56,369	$60,157
Ratios to average net assets:
Net investment income (loss)	1.03%	0.88%	2.40%	1.42%	1.03%	0.83%
Total expenses[d]	1.39%	1.47%	1.46%	1.31%	1.31%	1.30%
Net expenses[e,f,g]	1.14%	1.15%	1.15%	1.15%	1.15%	1.17%
Portfolio turnover rate	15%	19%	25%	37%	24%	40%

C-Class	Six Months Ended March 31, 2022[a]	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017
Per Share Data
Net asset value, beginning of period	$45.43	$34.79	$39.77	$44.03	$43.29	$38.68
Income (loss) from investment operations:
Net investment income (loss)[b]	.07	.05	.62	.26	.12	.03
Net gain (loss) on investments (realized and unrealized)	4.74	13.23	(2.74)	(2.40)	4.09	6.28
Total from investment operations	4.81	13.28	(2.12)	(2.14)	4.21	6.31
Less distributions from:
Net investment income	(.04)	(.93)	(.17)	—	(.16)	(.29)
Net realized gains	(3.06)	(1.71)	(2.69)	(2.12)	(3.31)	(1.41)
Total distributions	(3.10)	(2.64)	(2.86)	(2.12)	(3.47)	(1.70)
Net asset value, end of period	$47.14	$45.43	$34.79	$39.77	$44.03	$43.29

Total Return[c]	11.01%	39.55%	(6.30%)	(4.28%)	9.97%	16.74%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,433	$1,191	$911	$1,533	$2,632	$3,461
Ratios to average net assets:
Net investment income (loss)	0.28%	0.12%	1.69%	0.66%	0.28%	0.08%
Total expenses[d]	2.32%	2.36%	2.43%	2.18%	2.10%	2.09%
Net expenses[e,f,g]	1.89%	1.89%	1.90%	1.90%	1.90%	1.92%
Portfolio turnover rate	15%	19%	25%	37%	24%	40%

34 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

LARGE CAP VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

P-Class	Six Months Ended March 31, 2022[a]	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017
Per Share Data
Net asset value, beginning of period	$49.91	$38.06	$43.46	$48.00	$46.91	$41.74
Income (loss) from investment operations:
Net investment income (loss)[b]	.24	.41	.83	.61	.49	.37
Net gain (loss) on investments (realized and unrealized)	5.25	14.46	(2.82)	(2.64)	4.44	6.78
Total from investment operations	5.49	14.87	(1.99)	(2.03)	4.93	7.15
Less distributions from:
Net investment income	(.44)	(1.31)	(.72)	(.39)	(.53)	(.57)
Net realized gains	(3.06)	(1.71)	(2.69)	(2.12)	(3.31)	(1.41)
Total distributions	(3.50)	(3.02)	(3.41)	(2.51)	(3.84)	(1.98)
Net asset value, end of period	$51.90	$49.91	$38.06	$43.46	$48.00	$46.91

Total Return	11.43%	40.60%	(5.58%)	(3.58%)	10.80%	17.63%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$149	$194	$170	$155	$147	$158
Ratios to average net assets:
Net investment income (loss)	0.96%	0.87%	2.12%	1.41%	1.03%	0.83%
Total expenses[d]	1.56%	1.71%	1.72%	1.60%	1.59%	1.69%
Net expenses[e,f,g]	1.14%	1.15%	1.15%	1.15%	1.15%	1.17%
Portfolio turnover rate	15%	19%	25%	37%	24%	40%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 35

LARGE CAP VALUE FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Six Months Ended March 31, 2022[a]	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017
Per Share Data
Net asset value, beginning of period	$49.39	$37.71	$43.08	$47.60	$46.56	$41.84
Income (loss) from investment operations:
Net investment income (loss)[b]	.33	.52	.98	.71	.64	.51
Net gain (loss) on investments (realized and unrealized)	5.15	14.31	(2.84)	(2.63)	4.35	6.72
Total from investment operations	5.48	14.83	(1.86)	(1.92)	4.99	7.23
Less distributions from:
Net investment income	(.55)	(1.44)	(.82)	(.48)	(.64)	(1.10)
Net realized gains	(3.06)	(1.71)	(2.69)	(2.12)	(3.31)	(1.41)
Total distributions	(3.61)	(3.15)	(3.51)	(2.60)	(3.95)	(2.51)
Net asset value, end of period	$51.26	$49.39	$37.71	$43.08	$47.60	$46.56

Total Return	11.56%	40.93%	(5.35%)	(3.33%)	11.04%	17.96%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,953	$1,364	$477	$798	$5,946	$1,681
Ratios to average net assets:
Net investment income (loss)	1.30%	1.10%	2.50%	1.65%	1.39%	1.13%
Total expenses[d]	1.07%	1.24%	1.35%	1.14%	1.00%	1.07%
Net expenses[e,f,g]	0.89%	0.89%	0.90%	0.90%	0.90%	0.92%
Portfolio turnover rate	15%	19%	25%	37%	24%	40%

[a]	Unaudited figures for the period ended March 31, 2022. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements for the periods presented was as follows:

	03/31/22[a]	09/30/21	09/30/20	09/30/19	09/30/18	09/30/17
A-Class	—	—	0.00%*	0.00%*	0.00%*	0.01%
C-Class	—	—	0.00%*	—	0.00%*	0.01%
P-Class	—	—	—	—	—	0.00%*
Institutional Class	—	—	—	—	—	0.02%

*	Less than 0.01%.

[g]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the periods presented would be:

	03/31/22[a]	09/30/21	09/30/20	09/30/19	09/30/18	09/30/17
A-Class	1.13%	1.14%	1.15%	1.15%	1.15%	1.15%
C-Class	1.88%	1.89%	1.90%	1.90%	1.90%	1.90%
P-Class	1.13%	1.14%	1.15%	1.15%	1.15%	1.15%
Institutional Class	0.88%	0.89%	0.90%	0.90%	0.90%	0.90%

36 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2022

MARKET NEUTRAL REAL ESTATE FUND

OBJECTIVE: Seeks to provide capital appreciation, while limiting exposure to general stock market risk.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	February 26, 2016
C-Class	February 26, 2016
P-Class	February 26, 2016
Institutional Class	February 26, 2016

Ten Largest Holdings	% of Total Net Assets
National Storage Affiliates Trust	4.0%
Sun Communities, Inc.	3.6%
Xenia Hotels & Resorts, Inc.	3.1%
Equity Residential	3.1%
Gaming and Leisure Properties, Inc.	3.1%
AvalonBay Communities, Inc.	3.1%
Alexandria Real Estate Equities, Inc.	2.8%
Four Corners Property Trust, Inc.	2.8%
Ryman Hospitality Properties, Inc.	2.7%
Kite Realty Group Trust	2.5%
Top Ten Total	30.8%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 37

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	March 31, 2022

Average Annual Returns*

Periods Ended March 31, 2022

	6 Month†	1 Year	5 Year	Since Inception (02/26/16)
A-Class Shares	(0.29%)	(0.03%)	3.75%	3.47%
A-Class Shares with sales charge‡	(5.04%)	(4.77%)	2.74%	2.64%
C-Class Shares	(0.68%)	(0.82%)	2.94%	2.67%
C-Class Shares with CDSC§	(1.67%)	(1.81%)	2.94%	2.67%
P-Class Shares	(0.30%)	(0.03%)	3.66%	3.39%
Institutional Class Shares	(0.21%)	0.20%	3.95%	3.68%
ICE BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.05%	0.06%	1.13%	0.99%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The ICE BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	6 month returns are not annualized.
‡

Effective February 22, 2011, the maximum sales charge decreased from 5.75% to 4.75%. A 5.75% maximum sales charge is used in the calculation of the 1 Year, 5 Year and 10 Year average annual returns (based on subscriptions made prior to February 22, 2011), and a 4.75% maximum sales charge will be used to calculate performance for periods based on subscriptions made on or after February 22, 2011.

§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

38 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022
MARKET NEUTRAL REAL ESTATE FUND

	Shares	Value
COMMON STOCKS† - 62.7%

REITs - 62.7%
REITs-APARTMENTS - 10.3%
Equity Residential[1]	17,909	$1,610,377
AvalonBay Communities, Inc.[1]	6,410	1,592,052
Invitation Homes, Inc.	31,435	1,263,058
American Campus Communities, Inc.[1]	15,900	889,923
Total REITs-Apartments		5,355,410

REITs-HOTELS - 8.7%
Xenia Hotels & Resorts, Inc.*	84,591	1,631,760
Ryman Hospitality Properties, Inc.*,1	15,039	1,395,168
DiamondRock Hospitality Co.*,1	82,751	835,785
MGM Growth Properties LLC — Class A	17,811	689,286
Total REITs-Hotels		4,551,999

REITs-SHOPPING CENTERS - 7.5%
Kite Realty Group Trust[1]	56,908	1,295,795
Acadia Realty Trust	51,174	1,108,941
Brixmor Property Group, Inc.[1]	30,426	785,295
SITE Centers Corp.[1]	44,158	737,880
Total REITs-Shopping Centers		3,927,911

REITs-DIVERSIFIED — 7.5%
Gaming and Leisure Properties, Inc.[1]	34,124	1,601,439
VICI Properties, Inc.[1]	39,939	1,136,664
American Assets Trust, Inc.[1]	30,295	1,147,877
PS Business Parks, Inc.	176	29,582
Total REITs-Diversified		3,912,562

REITs-OFFICE PROPERTY - 7.3%
Alexandria Real Estate Equities, Inc.[1]	7,260	1,461,075
Hudson Pacific Properties, Inc.[1]	43,105	1,196,164
Empire State Realty Trust, Inc. — Class A	114,529	1,124,675
Total REITs-Office Property		3,781,914

REITs-SINGLE TENANT - 4.5%
Four Corners Property Trust, Inc.	53,262	1,440,204
Agree Realty Corp.[1]	13,613	903,359
Total REITs-Single Tenant		2,343,563

REITs-HEALTH CARE - 4.5%
Ventas, Inc.[1]	15,831	977,723
Medical Properties Trust, Inc.[1]	40,624	858,791
Healthpeak Properties, Inc.[1]	14,487	497,339
Total REITs-Health Care		2,333,853

REITs-STORAGE - 4.0%
National Storage Affiliates Trust[1]	33,192	2,083,130

REITs-WAREHOUSE/INDUSTRIES - 3.7%
Rexford Industrial Realty, Inc.[1]	15,740	1,174,047
Prologis, Inc.[1]	4,730	763,800
Total REITs-Warehouse/Industries		1,937,847

REITs-MANUFACTURED HOMES - 3.6%
Sun Communities, Inc.[1]	10,658	1,868,241

REITS-SHOPPING CENTERS - 1.0%
NETSTREIT Corp.	23,319	523,278
Total REITs		32,622,708

Total Common Stocks
(Cost $28,098,162)		32,622,708

MONEY MARKET FUND† - 44.7%
Goldman Sachs Financial Square Treasury Instruments Fund — Institutional Shares, 0.16%[2]	23,236,679	23,236,679
Total Money Market Fund
(Cost $23,236,679)		23,236,679

Total Investments - 107.4%
(Cost $51,334,841)		$55,859,387
Other Assets & Liabilities, net - (7.4)%		(3,859,216)
Total Net Assets - 100.0%		$52,000,171

Custom Basket Swap Agreements
Counterparty	Reference Obligation	Type	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Depreciation
OTC Custom Basket Swap Agreements Sold Short††
Morgan Stanley Capital Services LLC	MS Equity Custom Basket	Receive	0.03% (Federal Funds Rate - 0.30%)	At Maturity	07/22/24	$16,848,807	$(932,452)
Goldman Sachs International	GS Equity Custom Basket	Receive	0.12% (Federal Funds Rate - 0.21%)	At Maturity	05/06/24	17,023,748	(964,048)
						$33,872,555	$(1,896,500)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 39

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
MARKET NEUTRAL REAL ESTATE FUND

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
MS EQUITY SHORT CUSTOM BASKET
Financial
Broadstone Net Lease, Inc.	34,376	(4.43)%	$177,084
Omega Healthcare Investors, Inc.	20,199	(3.74)%	108,523
STORE Capital Corp.	22,205	(3.85)%	102,479
Necessity Retail REIT, Inc.	48,944	(2.30)%	51,517
Office Properties Income Trust	23,505	(3.59)%	50,134
RLJ Lodging Trust	51,466	(4.30)%	48,087
LTC Properties, Inc.	11,005	(2.51)%	37,115
Easterly Government Properties, Inc.	12,873	(1.62)%	10,342
National Health Investors, Inc.	1,150	(0.40)%	9,375
Equity Commonwealth	13,616	(2.28)%	(2,631)
Industrial Logistics Properties Trust	11,571	(1.56)%	(7,804)
Douglas Emmett, Inc.	21,700	(4.30)%	(9,325)
Realty Income Corp.	18,544	(7.63)%	(16,423)
Corporate Office Properties Trust	13,786	(2.34)%	(32,096)
Essential Properties Realty Trust, Inc.	28,556	(4.29)%	(41,842)
Phillips Edison & Company, Inc.	26,925	(5.50)%	(51,313)
Apartment Income REIT Corp.	7,581	(2.41)%	(54,407)
Welltower, Inc.	4,631	(2.64)%	(65,785)
Host Hotels & Resorts, Inc.	30,101	(3.47)%	(72,935)
Camden Property Trust	3,430	(3.38)%	(77,127)
CubeSmart	5,445	(1.68)%	(87,660)
STAG Industrial, Inc.	16,490	(4.05)%	(155,475)
Washington Real Estate Investment Trust	27,074	(4.10)%	(163,024)
Apple Hospitality REIT, Inc.	63,020	(6.72)%	(208,938)
Mid-America Apartment Communities, Inc.	5,640	(7.01)%	(429,297)
Total Financial			(881,426)

Exchange-Traded Funds
Vanguard Real Estate ETF	15,395	(9.90)%	(51,026)
Total MS Equity Short Custom Basket			$(932,452)

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
GS EQUITY SHORT CUSTOM BASKET
Financial
Broadstone Net Lease, Inc.	34,376	(4.38)%	169,044
Omega Healthcare Investors, Inc.	20,199	(3.70)%	111,970
STORE Capital Corp.	22,205	(3.81)%	103,521
RLJ Lodging Trust	51,456	(4.26)%	52,440
Necessity Retail REIT, Inc.	48,944	(2.27)%	52,437
Office Properties Income Trust	24,248	(3.66)%	51,565
LTC Properties, Inc.	11,005	(2.49)%	37,404
Easterly Government Properties, Inc.	12,873	(1.60)%	10,376
National Health Investors, Inc.	1,150	(0.40)%	9,378
Equity Commonwealth	13,616	(2.26)%	(2,430)
Industrial Logistics Properties Trust	11,571	(1.54)%	(6,906)
Douglas Emmett, Inc.	21,700	(4.26)%	(8,118)
Realty Income Corp.	18,544	(7.55)%	(18,130)
Corporate Office Properties Trust	12,548	(2.10)%	(29,123)
Essential Properties Realty Trust, Inc.	30,024	(4.46)%	(44,897)
Apartment Income REIT Corp.	7,581	(2.38)%	(54,704)
Phillips Edison & Company, Inc.	26,925	(5.44)%	(58,187)
Welltower, Inc.	4,631	(2.62)%	(66,626)
Host Hotels & Resorts, Inc.	30,101	(3.44)%	(73,158)
Camden Property Trust	3,430	(3.35)%	(77,260)
CubeSmart	5,445	(1.66)%	(87,639)
STAG Industrial, Inc.	16,490	(4.01)%	(155,112)
Washington Real Estate Investment Trust	27,074	(4.06)%	(162,613)
Apple Hospitality REIT, Inc.	71,598	(7.56)%	(236,390)
Mid-America Apartment Communities, Inc.	5,640	(6.94)%	(429,059)
Total Financial			(912,217)

Exchange-Traded Funds
Vanguard Real Estate ETF	15,395	(9.80)%	(51,831)
Total GS Equity Short Custom Basket			$(964,048)

40 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 31, 2022
MARKET NEUTRAL REAL ESTATE FUND

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is pledged as equity custom basket swap collateral at March 31, 2022.
[2]	Rate indicated is the 7-day yield as of March 31, 2022.
GS — Goldman Sachs International
MS — Morgan Stanley Capital Services LLC
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2022 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$32,622,708	$—	$—	$32,622,708
Money Market Fund	23,236,679	—	—	23,236,679
Total Assets	$55,859,387	$—	$—	$55,859,387

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Custom Basket Swap Agreements**	$—	$1,896,500	$—	$1,896,500

**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 41

MARKET NEUTRAL REAL ESTATE FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2022

Assets:
Investments, at value (cost $51,334,841)	$55,859,387
Cash	6,720
Prepaid expenses	58,806
Receivables:
Dividends	120,650
Fund shares sold	29,909
Interest	1,541
Total assets	56,077,013

Liabilities:
Unrealized depreciation on OTC swap agreements	1,896,500
Payable for:
Swap settlement	2,016,473
Securities purchased	101,173
Management fees	27,366
Fund accounting/administration fees	4,606
Transfer agent/maintenance fees	3,306
Fund shares redeemed	2,836
Trustees’ fees*	1,695
Distribution and service fees	752
Miscellaneous	22,135
Total liabilities	4,076,842
Net assets	$52,000,171

Net assets consist of:
Paid in capital	$52,114,298
Total distributable earnings (loss)	(114,127)
Net assets	$52,000,171

A-Class:
Net assets	$449,431
Capital shares outstanding	16,226
Net asset value per share	$27.70
Maximum offering price per share (Net asset value divided by 95.25%)	$29.08

C-Class:
Net assets	$202,409
Capital shares outstanding	7,658
Net asset value per share	$26.43

P-Class:
Net assets	$2,269,179
Capital shares outstanding	84,839
Net asset value per share	$26.75

Institutional Class:
Net assets	$49,079,152
Capital shares outstanding	1,789,003
Net asset value per share	$27.43

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended March 31, 2022

Investment Income:
Dividends	$379,593
Interest	2,005
Total investment income	381,598

Expenses:
Management fees	311,238
Distribution and service fees:
A-Class	1,748
C-Class	1,023
P-Class	3,050
Transfer agent/maintenance fees:
A-Class	4,443
C-Class	226
P-Class	2,582
Institutional Class	38,698
Registration fees	29,211
Fund accounting/administration fees	22,313
Professional fees	19,290
Trustees’ fees*	6,896
Custodian fees	4,865
Line of credit fees	934
Miscellaneous	5,365
Recoupment of previously waived fees:
C-Class	3
P-Class	151
Institutional Class	4,788
Total expenses	456,824
Less:
Expenses reimbursed by Adviser:
A-Class	(4,184)
C-Class	(196)
P-Class	(2,345)
Institutional Class	(35,705)
Expenses waived by Adviser	(15,844)
Total waived/reimbursed expenses	(58,274)
Net expenses	398,550
Net investment loss	(16,952)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	2,527,292
Swap agreements	(3,440,763)
Net realized loss	(913,471)
Net change in unrealized appreciation (depreciation) on:
Investments	593,317
Swap agreements	250,800
Net change in unrealized appreciation (depreciation)	844,117
Net realized and unrealized loss	(69,354)
Net decrease in net assets resulting from operations	$(86,306)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

42 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

MARKET NEUTRAL REAL ESTATE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(16,952)	$115,196
Net realized loss on investments	(913,471)	(1,509,328)
Net change in unrealized appreciation (depreciation) on investments	844,117	868,339
Net decrease in net assets resulting from operations	(86,306)	(525,793)

Distributions to shareholders:
A-Class	—	(14,892)
C-Class	—	(844)
P-Class	—	(22,565)
Institutional Class	(161,651)	(194,416)
Total distributions to shareholders	(161,651)	(232,717)

Capital share transactions:
Proceeds from sale of shares
A-Class	117,215	1,051,983
C-Class	5,185	8,148
P-Class	207,744	2,478,276
Institutional Class	4,991,014	41,746,970
Distributions reinvested
A-Class	—	11,281
C-Class	—	844
P-Class	—	22,118
Institutional Class	161,357	194,309
Cost of shares redeemed
A-Class	(1,539,819)	(10,852,445)
C-Class	(43,438)	(92,256)
P-Class	(658,353)	(7,967,944)
Institutional Class	(9,437,547)	(25,212,495)
Net increase (decrease) from capital share transactions	(6,196,642)	1,388,789
Net increase (decrease) in net assets	(6,444,599)	630,279

Net assets:
Beginning of period	58,444,770	57,814,491
End of period	$52,000,171	$58,444,770

Capital share activity:
Shares sold
A-Class	4,214	37,951
C-Class	195	299
P-Class	7,727	92,383
Institutional Class	181,158	1,518,199
Shares issued from reinvestment of distributions
A-Class	—	409
C-Class	—	32
P-Class	—	830
Institutional Class	5,876	7,103
Shares redeemed
A-Class	(55,191)	(387,212)
C-Class	(1,639)	(3,473)
P-Class	(24,538)	(298,618)
Institutional Class	(342,722)	(919,986)
Net increase (decrease) in shares	(224,920)	47,917

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 43

MARKET NEUTRAL REAL ESTATE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Six Months Ended March 31, 2022[a]	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017
Per Share Data
Net asset value, beginning of period	$27.78	$28.18	$26.95	$25.16	$26.47	$24.45
Income (loss) from investment operations:
Net investment income (loss)[b]	(.06)	(.08)	(.02)	.25	.50	.08
Net gain (loss) on investments (realized and unrealized)	(.02)	(.24)	2.30	1.78	(.41)	1.94
Total from investment operations	(.08)	(.32)	2.28	2.03	.09	2.02
Less distributions from:
Net investment income	—	(.02)	(.25)	(.01)	—	—
Net realized gains	—	(.06)	(.80)	(.23)	(1.40)	—
Total distributions	—	(.08)	(1.05)	(.24)	(1.40)	—
Net asset value, end of period	$27.70	$27.78	$28.18	$26.95	$25.16	$26.47

Total Return[c]	(0.29%)	(1.14%)	8.81%	8.12%	0.13%	8.38%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$449	$1,867	$11,723	$2,766	$2,482	$109
Ratios to average net assets:
Net investment income (loss)	(0.46%)	(0.29%)	(0.06%)	0.96%	2.00%	0.31%
Total expenses[d]	2.28%	2.08%	2.38%	3.99%	5.01%	4.88%
Net expenses[e,f,g]	1.64%	1.64%	1.65%	1.62%	1.65%	1.65%
Portfolio turnover rate	8%	264%	355%	180%	216%	145%

C-Class	Six Months Ended March 31, 2022[a]	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017
Per Share Data
Net asset value, beginning of period	$26.61	$27.20	$26.07	$24.67	$26.16	$24.35
Income (loss) from investment operations:
Net investment income (loss)[b]	(.14)	(.22)	(.15)	.05	.12	(.11)
Net gain (loss) on investments (realized and unrealized)	(.04)	(.29)	2.16	1.70	(.21)	1.92
Total from investment operations	(.18)	(.51)	2.01	1.75	(.09)	1.81
Less distributions from:
Net investment income	—	(.02)	(.08)	(.12)	—	—
Net realized gains	—	(.06)	(.80)	(.23)	(1.40)	—
Total distributions	—	(.08)	(.88)	(.35)	(1.40)	—
Net asset value, end of period	$26.43	$26.61	$27.20	$26.07	$24.67	$26.16

Total Return[c]	(0.68%)	(1.88%)	7.99%	7.15%	(0.59%)	7.56%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$202	$242	$333	$135	$134	$143
Ratios to average net assets:
Net investment income (loss)	(1.02%)	(0.83%)	(0.56%)	0.18%	0.47%	(0.52%)
Total expenses[d]	2.64%	2.71%	3.17%	4.66%	5.72%	5.70%
Net expenses[e,f,g]	2.39%	2.39%	2.40%	2.40%	2.38%	2.40%
Portfolio turnover rate	8%	264%	355%	180%	216%	145%

44 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

MARKET NEUTRAL REAL ESTATE FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

P-Class	Six Months Ended March 31, 2022[a]	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017
Per Share Data
Net asset value, beginning of period	$26.83	$27.23	$26.10	$25.14	$26.48	$24.45
Income (loss) from investment operations:
Net investment income (loss)[b]	(.04)	(.04)	—	.20	.33	.16
Net gain (loss) on investments (realized and unrealized)	(.04)	(.28)	2.20	1.71	(.27)	1.87
Total from investment operations	(.08)	(.32)	2.20	1.91	.06	2.03
Less distributions from:
Net investment income	—	(.02)	(.27)	(.72)	—	—
Net realized gains	—	(.06)	(.80)	(.23)	(1.40)	—
Total distributions	—	(.08)	(1.07)	(.95)	(1.40)	—
Net asset value, end of period	$26.75	$26.83	$27.23	$26.10	$25.14	$26.48

Total Return	(0.30%)	(1.17%)	8.79%	7.80%	0.09%	8.34%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,269	$2,727	$8,360	$332	$488	$324
Ratios to average net assets:
Net investment income (loss)	(0.33%)	(0.16%)	0.00%	0.77%	1.26%	0.52%
Total expenses[d]	1.88%	1.91%	2.00%	4.05%	4.93%	5.18%
Net expenses[e,f,g]	1.64%	1.64%	1.65%	1.65%	1.65%	1.65%
Portfolio turnover rate	8%	264%	355%	180%	216%	145%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 45

MARKET NEUTRAL REAL ESTATE FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Six Months Ended March 31, 2022[a]	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017
Per Share Data
Net asset value, beginning of period	$27.57	$27.92	$26.74	$25.32	$26.57	$24.49
Income (loss) from investment operations:
Net investment income (loss)[b]	— [h]	.07	.09	.31	.36	.14
Net gain (loss) on investments (realized and unrealized)	(.06)	(.31)	2.23	1.73	(.21)	1.94
Total from investment operations	(.06)	(.24)	2.32	2.04	.15	2.08
Less distributions from:
Net investment income	(.08)	(.05)	(.34)	(.39)	—	—
Net realized gains	—	(.06)	(.80)	(.23)	(1.40)	—
Total distributions	(.08)	(.11)	(1.14)	(.62)	(1.40)	—
Net asset value, end of period	$27.43	$27.57	$27.92	$26.74	$25.32	$26.57

Total Return	(0.21%)	(0.87%)	9.06%	8.19%	0.36%	8.62%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$49,079	$53,609	$37,399	$5,479	$5,083	$4,995
Ratios to average net assets:
Net investment income (loss)	(0.03%)	0.27%	0.32%	1.18%	1.39%	0.55%
Total expenses[d]	1.58%	1.58%	1.85%	3.57%	4.59%	4.52%
Net expenses[e,f,g]	1.39%	1.39%	1.40%	1.40%	1.40%	1.40%
Portfolio turnover rate	8%	264%	355%	180%	216%	145%

[a]	Unaudited figures for the period ended March 31, 2022. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements for the periods presented was as follows:

	03/31/22[a]	09/30/21	09/30/20	09/30/19	09/30/18	09/30/17
A-Class	—	—	0.00%*	0.00%*	—	0.22%
C-Class	0.00%*	—	0.00%*	0.02%	—	0.22%
P-Class	0.01%	—	0.00%*	0.01%	—	0.16%
Institutional Class	0.02%	—	0.00%*	0.03%	—	0.18%

*	Less than 0.01%.

[g]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the periods presented would be:

	03/31/22[a]	09/30/21	09/30/20	09/30/19	09/30/18	09/30/17
A-Class	1.64%	1.63%	1.65%	1.62%	1.65%	1.63%
C-Class	2.39%	2.38%	2.40%	2.40%	2.37%	2.37%
P-Class	1.63%	1.63%	1.64%	1.65%	1.65%	1.63%
Institutional Class	1.38%	1.39%	1.40%	1.40%	1.40%	1.38%

[h]	Less than $0.01 per share.

46 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2022

RISK MANAGED REAL ESTATE FUND

OBJECTIVE: Seeks to provide total return, comprised of capital appreciation and current income.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	March 28, 2014
C-Class	March 28, 2014
P-Class	May 1, 2015
Institutional Class	March 28, 2014

Ten Largest Holdings	% of Total Net Assets
Prologis, Inc.	9.4%
Equinix, Inc.	5.2%
Public Storage	3.8%
AvalonBay Communities, Inc.	3.7%
Equity Residential	3.6%
Simon Property Group, Inc.	3.4%
Invitation Homes, Inc.	2.7%
Alexandria Real Estate Equities, Inc.	2.7%
Ventas, Inc.	2.5%
Welltower, Inc.	2.5%
Top Ten Total	39.5%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 47

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	March 31, 2022

Average Annual Returns*

Periods Ended March 31, 2022

	6 Month†	1 Year	5 Year	Since Inception (03/28/14)
A Class Shares	9.74%	23.25%	12.14%	12.11%
A-Class Shares with sales charge‡	4.52%	17.39%	11.05%	11.43%
C Class Shares	9.32%	22.26%	11.27%	11.25%
C-Class Shares with CDSC§	8.32%	21.26%	11.27%	11.25%
Institutional Class Shares	9.88%	23.59%	12.44%	12.43%
FTSE NAREIT Equity REITs Total Return Index	11.83%	26.49%	9.63%	9.96%

	6 Month†	1 Year	5 Year	Since Inception (05/01/15)
P-Class Shares	9.69%	23.16%	12.08%	10.52%
FTSE NAREIT Equity REITs Total Return Index	11.83%	26.49%	9.63%	8.85%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The FTSE NAREIT Equity REITs Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	6 month returns are not annualized.
‡

Effective February 22, 2011, the maximum sales charge decreased from 5.75% to 4.75%. A 5.75% maximum sales charge is used in the calculation of the 1 Year, 5 Year and 10 Year average annual returns (based on subscriptions made prior to February 22, 2011), and a 4.75% maximum sales charge will be used to calculate performance for periods based on subscriptions made on or after February 22, 2011.

§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

48 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022
RISK MANAGED REAL ESTATE FUND

	Shares	Value
COMMON STOCKS† - 89.9%

REITs - 89.9%
REITs-APARTMENTS - 15.9%
AvalonBay Communities, Inc.[1]	86,479	$21,478,789
Equity Residential[1]	231,244	20,793,460
Invitation Homes, Inc.	389,881	15,665,419
Essex Property Trust, Inc.[1]	26,341	9,100,289
American Campus Communities, Inc.[1]	123,141	6,892,202
UDR, Inc.	95,952	5,504,766
Mid-America Apartment Communities, Inc.[1]	23,750	4,974,438
American Homes 4 Rent — Class A1	108,752	4,353,343
Camden Property Trust	16,489	2,740,472
Total REITs-Apartments		91,503,178

REITs-DIVERSIFIED - 15.2%
Equinix, Inc.[1]	40,486	30,025,227
Digital Realty Trust, Inc.[1]	98,654	13,989,137
Gaming and Leisure Properties, Inc.[1]	225,128	10,565,257
VICI Properties, Inc.[1]	300,725	8,558,634
Duke Realty Corp.	139,114	8,076,959
DigitalBridge Group, Inc.*,1	650,560	4,684,032
WP Carey, Inc.[1]	40,941	3,309,670
Crown Castle International Corp.	12,993	2,398,508
American Tower Corp. — Class A1	9,425	2,367,749
American Assets Trust, Inc.	45,463	1,722,593
EPR Properties[1]	26,947	1,474,270
PS Business Parks, Inc.	1,973	331,622
Total REITs-Diversified		87,503,658

REITs-WAREHOUSE/INDUSTRIES - 12.0%
Prologis, Inc.[1]	334,907	54,080,782
Rexford Industrial Realty, Inc.	146,281	10,911,100
Americold Realty Trust[1]	100,554	2,803,446
Terreno Realty Corp.	17,614	1,304,317
Total REITs-Warehouse/Industries		69,099,645

REITs-STORAGE - 9.6%
Public Storage	55,698	21,737,815
National Storage Affiliates Trust[1]	164,434	10,319,878
Extra Space Storage, Inc.[1]	50,144	10,309,606
Life Storage, Inc.[1]	47,447	6,662,912
Iron Mountain, Inc.[1]	111,269	6,165,415
Total REITs-Storage		55,195,626

REITs-HEALTH CARE - 9.1%
Ventas, Inc.[1]	237,329	14,657,439
Welltower, Inc.[1]	147,313	14,162,672
Medical Properties Trust, Inc.	455,827	9,636,183
Healthpeak Properties, Inc.[1]	246,437	8,460,182
Healthcare Trust of America, Inc. — Class A1	87,859	2,753,501
Sabra Health Care REIT, Inc.	146,413	2,180,090
CareTrust REIT, Inc.	37,147	716,937
Total REITs-Health Care		52,567,004

REITs-OFFICE PROPERTY - 7.5%
Alexandria Real Estate Equities, Inc.[1]	77,381	15,572,926
Boston Properties, Inc.[1]	73,028	9,406,006
Hudson Pacific Properties, Inc.[1]	226,389	6,282,295
Kilroy Realty Corp.	46,230	3,532,897
Highwoods Properties, Inc.[1]	54,376	2,487,158
Cousins Properties, Inc.[1]	52,895	2,131,140
SL Green Realty Corp.	26,094	2,118,311
Empire State Realty Trust, Inc. — Class A1	180,490	1,772,412
Orion Office REIT, Inc.	8,864	124,097
Total REITs-Office Property		43,427,242

REITs-SHOPPING CENTERS - 6.2%
Kite Realty Group Trust[1]	321,791	7,327,181
Kimco Realty Corp.[1]	234,961	5,803,537
Acadia Realty Trust	260,210	5,638,751
Brixmor Property Group, Inc.[1]	211,167	5,450,220
Regency Centers Corp.[1]	66,330	4,731,982
NETSTREIT Corp.	141,112	3,166,553
SITE Centers Corp.	126,877	2,120,115
Federal Realty Investment Trust	11,636	1,420,407
Total REITs-Shopping Centers		35,658,746

REITs-HOTELS - 4.2%
Xenia Hotels & Resorts, Inc.*	364,155	7,024,550
Ryman Hospitality Properties, Inc.*	69,327	6,431,466
MGM Growth Properties LLC — Class A	136,900	5,298,030
DiamondRock Hospitality Co.*,1	440,939	4,453,484
Pebblebrook Hotel Trust[1]	49,933	1,222,360
Total REITs-Hotels		24,429,890

REITs-SINGLE TENANT - 3.9%
Realty Income Corp.[1]	103,448	7,168,946
Agree Realty Corp.[1]	99,892	6,628,833
Four Corners Property Trust, Inc.	233,592	6,316,328
National Retail Properties, Inc.[1]	52,525	2,360,474
Total REITs-Single Tenant		22,474,581

REITs-REGIONAL MALLS - 3.4%
Simon Property Group, Inc.[1]	147,313	19,380,498

REITs-MANUFACTURED HOMES - 2.9%
Sun Communities, Inc.[1]	64,339	11,277,983
Equity LifeStyle Properties, Inc.[1]	67,917	5,194,292
Total REITs-Manufactured Homes		16,472,275

Total REITs		517,712,343

Total Common Stocks
(Cost $417,361,823)		517,712,343

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 49

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
RISK MANAGED REAL ESTATE FUND

	Shares	Value
MONEY MARKET FUND† - 10.1%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.12%[2]	58,366,894	$58,366,894
Total Money Market Fund
(Cost $58,366,894)		58,366,894

Total Investments - 100.0%
(Cost $475,728,717)		576,079,237

COMMON STOCKS SOLD SHORT† - (7.9)%
REITs - (7.9)%
REITs-STORAGE - (0.2)%
CubeSmart	16,347,348	(850,604)
Total REITs-Storage		(850,604)

REITs-WAREHOUSE/INDUSTRIES - (0.4)%
Industrial Logistics Properties Trust	34,734	(787,420)
STAG Industrial, Inc.	36,011	(1,489,055)
Total REITS-Warehouse/Industries		(2,276,475)

REITs-SHOPPING CENTERS - (0.5)%
Phillips Edison & Company, Inc.	80,819	(2,779,365)

REITs-HEALTH CARE - (0.8)%
National Health Investors, Inc.	3,451	(203,644)
LTC Properties, Inc.	32,432	(1,247,659)
Welltower, Inc.[1]	13,904	(1,336,731)
Omega Healthcare Investors, Inc.	59,521	(1,854,674)
Total REITs-Health Care		(4,642,708)

REITs-DIVERSIFIED - (1.1)%
Digital Realty Trust, Inc.[1]	6,722	(953,180)
Necessity Retail REIT, Inc.	146,910	(1,162,058)
Washington Real Estate Investment Trust	81,267	(2,072,309)
Broadstone Net Lease, Inc.	103,184	(2,247,348)
Total REITs-Diversified		(6,434,895)

REITs-APARTMENTS - (1.1)%
Apartment Income REIT Corp.	22,784	(1,218,033)
Camden Property Trust	10,299	(1,711,694)
Mid-America Apartment Communities, Inc.[1]	16,932	(3,546,407)
Total REITs-Apartments		(6,476,134)

REITs-OFFICE PROPERTY - (1.2)%
Easterly Government Properties, Inc.	38,641	(816,878)
Corporate Office Properties Trust	30,123	(859,710)
Equity Commonwealth*	40,872	(1,152,999)
Office Properties Income Trust	71,670	(1,844,069)
Douglas Emmett, Inc.	65,137	(2,176,879)
Total REITs-Office Property		(6,850,535)

REITs-SINGLE TENANT - (1.3)%
Essential Properties Realty Trust, Inc.	62,469	(1,580,466)
STORE Capital Corp.	66,746	(1,950,986)
Realty Income Corp.[1]	55,663	(3,857,446)
Total REITs-Single Tenant		(7,388,898)

REITs-HOTELS - (1.3)%
Host Hotels & Resorts, Inc.	90,484	(1,758,104)
RLJ Lodging Trust	154,467	(2,174,895)
Apple Hospitality REIT, Inc.	202,029	(3,630,461)
Total REITs-Hotels		(7,563,460)

Total REITs		(45,263,074)

Total Common Stocks Sold Short
(Proceeds $44,774,769)		(45,263,074)

EXCHANGE-TRADED FUNDS SOLD SHORT† - (0.9)%
Vanguard Real Estate ETF	50,196	(5,439,741)
Total Exchange-Traded Funds Sold Short
(Proceeds $5,468,077)		(5,439,741)

Total Securities Sold Short - (8.8)%
(Proceeds $50,242,846)		$(50,702,815)
Other Assets & Liabilities, net - 8.8%		50,644,049
Total Net Assets - 100.0%		$576,020,471

50 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
RISK MANAGED REAL ESTATE FUND

Custom Basket Swap Agreements
Counterparty	Reference Obligation	Type	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Custom Basket Swap Agreements††
Morgan Stanley Capital Services LLC	MS Equity Custom Basket	Pay	0.73% (Federal Funds Rate + 0.40%)	At Maturity	06/12/24	$46,556,641	$5,815,049
Goldman Sachs International	GS Equity Custom Basket	Pay	0.78% (Federal Funds Rate + 0.45%)	At Maturity	05/06/24	46,363,568	5,808,088
Morgan Stanley Capital Services LLC	MS Equity Custom Basket	Pay	0.73% (Federal Funds Rate + 0.40%)	At Maturity	10/22/25	10,956,616	2,379,025
Goldman Sachs International	GS Equity Custom Basket	Pay	0.78% (Federal Funds Rate + 0.45%)	At Maturity	05/06/24	10,955,474	2,375,947
						$114,832,299	$16,378,109
OTC Custom Basket Swap Agreements Sold Short††
Morgan Stanley Capital Services LLC	MS Equity Custom Basket	Receive	0.03% (Federal Funds Rate - 0.30%)	At Maturity	06/12/24	$48,205,954	$(1,040,638)
Goldman Sachs International	GS Equity Custom Basket	Receive	0.12% (Federal Funds Rate - 0.21%)	At Maturity	05/06/24	48,210,017	(1,091,434)
						$96,415,971	$(2,132,072)

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation
MS EQUITY LONG CUSTOM BASKET
Financial
Prologis, Inc.	7,689	11.33%	$480,186
Public Storage	1,300	4.63%	206,276
AvalonBay Communities, Inc.	1,802	4.08%	128,372
Equity Residential	4,794	3.93%	108,808
Extra Space Storage, Inc.	1,170	2.20%	101,383
Welltower, Inc.	3,438	3.02%	98,129
Simon Property Group, Inc.	3,438	4.13%	84,373
Invitation Homes, Inc.	8,000	2.93%	78,360
Rexford Industrial Realty, Inc.	2,863	1.95%	74,807
Equinix, Inc.	949	6.42%	70,112
Alexandria Real Estate Equities, Inc.	1,552	2.85%	59,215
Life Storage, Inc.	1,107	1.42%	58,366
Duke Realty Corp.	3,247	1.72%	57,900
Iron Mountain, Inc.	2,607	1.32%	53,009
Essex Property Trust, Inc.	614	1.94%	51,666
National Storage Affiliates Trust	2,675	1.53%	49,945
Boston Properties, Inc.	1,711	2.01%	46,848
Ventas, Inc.	5,009	2.82%	46,476
Mid-America Apartment Communities, Inc.	554	1.06%	41,655
UDR, Inc.	2,239	1.17%	41,171
Kimco Realty Corp.	5,485	1.24%	34,957
Regency Centers Corp.	1,548	1.01%	34,617
Sun Communities, Inc.	1,128	1.80%	30,662
Healthpeak Properties, Inc.	5,245	1.64%	24,891
Equity LifeStyle Properties, Inc.	1,585	1.11%	23,984
Camden Property Trust	387	0.59%	23,907
American Campus Communities, Inc.	2,317	1.18%	23,568
Brixmor Property Group, Inc.	3,863	0.91%	22,399
American Homes 4 Rent — Class A	2,538	0.93%	21,766
Realty Income Corp.	2,426	1.53%	21,265
Gaming and Leisure Properties, Inc.	4,060	1.74%	18,345
Digital Realty Trust, Inc.	2,146	2.78%	17,140
MGM Growth Properties LLC — Class A	2,571	0.91%	16,905
Ryman Hospitality Properties, Inc.	1,092	0.92%	16,199
DigitalBridge Group, Inc.	15,187	1.00%	15,154
Kilroy Realty Corp.	1,079	0.75%	14,122
WP Carey, Inc.	955	0.70%	12,047
VICI Properties, Inc.	5,642	1.47%	12,041
Kite Realty Group Trust	5,518	1.15%	10,102
Sabra Health Care REIT, Inc.	3,509	0.48%	8,950
Terreno Realty Corp.	411	0.28%	7,584
SL Green Realty Corp.	585	0.43%	7,483
Highwoods Properties, Inc.	1,269	0.53%	7,125

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 51

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
RISK MANAGED REAL ESTATE FUND

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
National Retail Properties, Inc.	1,226	0.50%	$6,541
Pebblebrook Hotel Trust	1,165	0.26%	6,394
Hudson Pacific Properties, Inc.	3,774	0.96%	5,808
Xenia Hotels & Resorts, Inc.	5,537	0.97%	4,687
EPR Properties	633	0.32%	4,227
Acadia Realty Trust	4,295	0.85%	4,108
Medical Properties Trust, Inc.	9,218	1.78%	3,855
DiamondRock Hospitality Co.	7,390	0.68%	3,336
SITE Centers Corp.	1,418	0.22%	1,765
Cousins Properties, Inc.	1,234	0.45%	1,450
Crown Castle International Corp.	303	0.51%	286
PS Business Parks, Inc.	27	0.04%	181
Agree Realty Corp.	1,984	1.20%	(14)
NETSTREIT Corp.	2,628	0.54%	(42)
American Tower Corp. — Class A	220	0.50%	(328)
Healthcare Trust of America, Inc. — Class A	2,051	0.59%	(1,015)
Federal Realty Investment Trust	271	0.30%	(1,293)
Orion Office REIT, Inc.	207	0.03%	(1,686)
Empire State Realty Trust, Inc. — Class A	1,297	0.12%	(1,796)
Four Corners Property Trust, Inc.	3,587	0.89%	(2,697)
CareTrust REIT, Inc.	870	0.15%	(2,793)
Americold Realty Trust	2,347	0.60%	(14,219)
Total Financial			2,379,025
Total MS Equity Long Custom Basket			$2,379,025

MS EQUITY LONG CUSTOM BASKET
Financial
AvalonBay Communities, Inc.	9,122	4.85%	691,891
Equity Residential	25,488	4.92%	623,538
National Storage Affiliates Trust	47,239	6.37%	416,246
Ventas, Inc.	22,530	2.99%	413,940
Prologis, Inc.	6,731	2.33%	369,318
Rexford Industrial Realty, Inc.	22,401	3.59%	330,111
Sun Communities, Inc.	15,168	5.71%	329,394
Ryman Hospitality Properties, Inc.	21,404	4.27%	311,366
Alexandria Real Estate Equities, Inc.	10,332	4.47%	297,951
Gaming and Leisure Properties, Inc.	48,565	4.90%	280,687
American Assets Trust, Inc.	43,116	3.51%	263,443
Brixmor Property Group, Inc.	43,302	2.40%	225,018
American Campus Communities, Inc.	22,629	2.72%	205,936
DiamondRock Hospitality Co.	118,027	2.56%	181,077
Hudson Pacific Properties, Inc.	61,347	3.66%	160,637
Invitation Homes, Inc.	44,738	3.86%	159,734
MGM Growth Properties LLC — Class A	25,348	2.11%	140,149
Healthpeak Properties, Inc.	20,618	1.52%	139,337
Xenia Hotels & Resorts, Inc.	120,391	4.99%	136,757
VICI Properties, Inc.	56,841	3.47%	132,285
Kite Realty Group Trust	80,992	3.96%	128,477
SITE Centers Corp.	62,964	2.26%	60,941
Acadia Realty Trust	72,968	3.40%	39,328
NETSTREIT Corp.	32,344	1.56%	38,407
Agree Realty Corp.	19,410	2.77%	12,062
PS Business Parks, Inc.	1,062	0.38%	7,128
Medical Properties Trust, Inc.	57,816	2.63%	(37,995)
Four Corners Property Trust, Inc.	75,803	4.40%	(78,015)
Empire State Realty Trust, Inc. — Class A	163,108	3.44%	(164,099)
Total Financial			5,815,049
Total MS Equity Long Custom Basket			$5,815,049

MS EQUITY SHORT CUSTOM BASKET
Financial
Broadstone Net Lease, Inc.	97,849	(4.40)%	456,262
STORE Capital Corp.	63,340	(3.84)%	333,423
Omega Healthcare Investors, Inc.	57,495	(3.72)%	296,519
Necessity Retail REIT, Inc.	139,316	(2.29)%	137,618
RLJ Lodging Trust	146,504	(4.28)%	121,125
Office Properties Income Trust	67,963	(3.63)%	119,868
LTC Properties, Inc.	31,325	(2.50)%	98,052
National Health Investors, Inc.	3,274	(0.40)%	49,975
Essential Properties Realty Trust, Inc.	81,431	(4.27)%	43,347
Industrial Logistics Properties Trust	32,937	(1.55)%	38,551
Easterly Government Properties, Inc.	36,643	(1.61)%	30,892
Realty Income Corp.	52,785	(7.59)%	9,541
Equity Commonwealth	38,757	(2.27)%	(17,526)
Douglas Emmett, Inc.	61,768	(4.28)%	(21,569)

52 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
RISK MANAGED REAL ESTATE FUND

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Corporate Office Properties Trust	39,265	(2.32)%	$(50,696)
CubeSmart	15,499	(1.67)%	(56,174)
Apartment Income REIT Corp.	21,619	(2.40)%	(65,726)
Phillips Edison & Company, Inc.	76,641	(5.47)%	(125,463)
Welltower, Inc.	13,182	(2.63)%	(175,527)
Host Hotels & Resorts, Inc.	85,866	(3.46)%	(181,866)
Camden Property Trust	9,764	(3.37)%	(206,576)
STAG Industrial, Inc.	46,938	(4.03)%	(214,296)
Washington Real Estate Investment Trust	77,065	(4.08)%	(236,430)
Apple Hospitality REIT, Inc.	191,591	(7.14)%	(491,647)
Mid-America Apartment Communities, Inc.	16,054	(6.98)%	(968,131)
Total Financial			(1,076,454)

Exchange-Traded Funds
Vanguard Real Estate ETF	43,689	(9.82)%	35,816
Total MS Equity Short Custom Basket			$(1,040,638)

GS EQUITY LONG CUSTOM BASKET
Financial
Prologis, Inc.	7,689	11.33%	480,018
Public Storage	1,300	4.63%	206,124
AvalonBay Communities, Inc.	1,802	4.09%	128,332
Equity Residential	4,794	3.93%	108,748
Extra Space Storage, Inc.	1,170	2.20%	101,345
Welltower, Inc.	3,438	3.02%	97,969
Simon Property Group, Inc.	3,438	4.13%	84,271
Invitation Homes, Inc.	8,000	2.93%	78,327
Rexford Industrial Realty, Inc.	2,863	1.95%	74,774
Equinix, Inc.	949	6.42%	70,092
Alexandria Real Estate Equities, Inc.	1,552	2.85%	59,214
Life Storage, Inc.	1,107	1.42%	58,386
Duke Realty Corp.	3,247	1.72%	57,846
Iron Mountain, Inc.	2,607	1.32%	53,019
Essex Property Trust, Inc.	614	1.94%	51,638
National Storage Affiliates Trust	2,675	1.53%	49,962
Boston Properties, Inc.	1,711	2.01%	46,805
Ventas, Inc.	5,009	2.82%	46,357
Mid-America Apartment Communities, Inc.	554	1.06%	41,702
UDR, Inc.	2,239	1.17%	41,137
Kimco Realty Corp.	5,485	1.24%	34,925
Regency Centers Corp.	1,548	1.01%	34,604
Sun Communities, Inc.	1,128	1.80%	30,522
Healthpeak Properties, Inc.	5,245	1.64%	24,873
Equity LifeStyle Properties, Inc.	1,585	1.11%	24,012
Camden Property Trust	387	0.59%	23,888
American Campus Communities, Inc.	2,317	1.18%	23,492
Brixmor Property Group, Inc.	3,863	0.91%	22,475
American Homes 4 Rent — Class A	2,538	0.93%	21,771
Realty Income Corp.	2,426	1.53%	21,290
Gaming and Leisure Properties, Inc.	4,060	1.74%	18,215
Digital Realty Trust, Inc.	2,146	2.78%	17,107
MGM Growth Properties LLC — Class A	2,571	0.91%	16,854
Ryman Hospitality Properties, Inc.	1,092	0.92%	16,198
DigitalBridge Group, Inc.	15,187	1.00%	15,185
Kilroy Realty Corp.	1,079	0.75%	14,096
VICI Properties, Inc.	5,642	1.47%	12,073
WP Carey, Inc.	955	0.70%	11,989
Kite Realty Group Trust	5,518	1.15%	10,157
Sabra Health Care REIT, Inc.	3,509	0.48%	8,977
Terreno Realty Corp.	411	0.28%	7,589
SL Green Realty Corp.	585	0.43%	7,484
Highwoods Properties, Inc.	1,269	0.53%	7,084
Pebblebrook Hotel Trust	1,165	0.26%	6,363
National Retail Properties, Inc.	1,226	0.50%	6,286
Hudson Pacific Properties, Inc.	3,774	0.96%	5,753
Xenia Hotels & Resorts, Inc.	5,537	0.97%	4,324
EPR Properties	633	0.32%	4,228
Acadia Realty Trust	4,295	0.85%	3,940
Medical Properties Trust, Inc.	9,218	1.78%	3,428
DiamondRock Hospitality Co.	7,390	0.68%	3,357
Cousins Properties, Inc.	1,234	0.45%	1,475
SITE Centers Corp.	1,418	0.22%	1,184
Crown Castle International Corp.	303	0.51%	242
PS Business Parks, Inc.	17	0.03%	114
NETSTREIT Corp.	2,652	0.54%	13
Agree Realty Corp.	1,984	1.20%	(17)
American Tower Corp. — Class A	220	0.50%	(370)
Healthcare Trust of America, Inc. — Class A	2,051	0.59%	(1,075)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 53

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
RISK MANAGED REAL ESTATE FUND

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Federal Realty Investment Trust	271	0.30%	$(1,265)
Orion Office REIT, Inc.	207	0.03%	(1,686)
Empire State Realty Trust, Inc. — Class A	1,297	0.12%	(1,772)
Four Corners Property Trust, Inc.	3,587	0.89%	(2,557)
CareTrust REIT, Inc.	870	0.15%	(2,793)
Americold Realty Trust	2,347	0.60%	(14,151)
Total Financial			2,375,947
Total GS Equity Long Custom Basket			$2,375,947

GS EQUITY LONG CUSTOM BASKET
Financial
AvalonBay Communities, Inc.	9,122	4.90%	690,257
Equity Residential	25,488	4.94%	619,982
National Storage Affiliates Trust	47,239	6.39%	418,777
Ventas, Inc.	22,530	3.00%	413,770
Prologis, Inc.	6,731	2.34%	369,055
Sun Communities, Inc.	15,168	5.73%	330,450
Rexford Industrial Realty, Inc.	22,401	3.60%	328,662
Ryman Hospitality Properties, Inc.	21,348	4.27%	312,066
Alexandria Real Estate Equities, Inc.	10,332	4.48%	288,049
Gaming and Leisure Properties, Inc.	48,565	4.92%	281,223
American Assets Trust, Inc.	43,116	3.52%	269,009
Brixmor Property Group, Inc.	43,302	2.41%	225,313
American Campus Communities, Inc.	22,629	2.73%	202,274
DiamondRock Hospitality Co.	118,027	2.57%	177,174
Invitation Homes, Inc.	44,738	3.88%	161,193
Hudson Pacific Properties, Inc.	61,347	3.67%	160,077
MGM Growth Properties LLC — Class A	25,348	2.12%	140,088
Healthpeak Properties, Inc.	20,618	1.53%	139,361
Xenia Hotels & Resorts, Inc.	120,391	5.01%	133,201
VICI Properties, Inc.	56,841	3.49%	131,036
Kite Realty Group Trust	80,992	3.98%	130,314
SITE Centers Corp.	62,964	2.27%	47,999
NETSTREIT Corp.	33,803	1.64%	40,572
Acadia Realty Trust	72,968	3.41%	38,392
Agree Realty Corp.	18,595	2.66%	6,945
PS Business Parks, Inc.	660	0.24%	4,421
Medical Properties Trust, Inc.	57,816	2.64%	(38,244)
Four Corners Property Trust, Inc.	75,803	4.42%	(70,894)
Empire State Realty Trust, Inc. — Class A	153,029	3.24%	(142,434)
Total Financial			5,808,088
Total GS Equity Long Custom Basket			$5,808,088

GS EQUITY SHORT CUSTOM BASKET
Financial
Broadstone Net Lease, Inc.	97,849	(4.39)%	438,786
STORE Capital Corp.	63,340	(3.84)%	335,420
Omega Healthcare Investors, Inc.	57,495	(3.72)%	303,719
Necessity Retail REIT, Inc.	139,316	(2.29)%	139,483
RLJ Lodging Trust	146,472	(4.28)%	130,955
Office Properties Income Trust	67,963	(3.63)%	124,505
LTC Properties, Inc.	31,325	(2.50)%	99,135
National Health Investors, Inc.	3,274	(0.40)%	50,020
Industrial Logistics Properties Trust	32,937	(1.55)%	40,046
Essential Properties Realty Trust, Inc.	85,565	(4.49)%	36,320
Easterly Government Properties, Inc.	36,643	(1.61)%	30,991
Realty Income Corp.	52,785	(7.59)%	6,536
Equity Commonwealth	38,757	(2.27)%	(17,018)
Douglas Emmett, Inc.	61,768	(4.28)%	(18,615)
Corporate Office Properties Trust	35,758	(2.12)%	(42,150)
CubeSmart	15,499	(1.67)%	(56,173)
Apartment Income REIT Corp.	21,619	(2.40)%	(66,883)
Phillips Edison & Company, Inc.	76,641	(5.47)%	(142,129)
Welltower, Inc.	13,182	(2.63)%	(177,342)
Host Hotels & Resorts, Inc.	85,866	(3.46)%	(182,613)
Camden Property Trust	9,764	(3.37)%	(206,816)
STAG Industrial, Inc.	46,938	(4.03)%	(213,554)
Washington Real Estate Investment Trust	77,065	(4.08)%	(235,401)
Apple Hospitality REIT, Inc.	191,591	(7.14)%	(536,455)
Mid-America Apartment Communities, Inc.	16,054	(6.97)%	(967,723)
Total Financial			(1,126,956)

Exchange-Traded Funds
Vanguard Real Estate ETF	43,689	(9.82)%	35,522
Total GS Equity Short Custom Basket			$(1,091,434)

54 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 31, 2022
RISK MANAGED REAL ESTATE FUND

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is pledged as equity custom basket swap collateral at March 31, 2022.
[2]	Rate indicated is the 7-day yield as of March 31, 2022.
GS — Goldman Sachs International
MS — Morgan Stanley Capital Services LLC
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2022 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$517,712,343	$—	$—	$517,712,343
Money Market Fund	58,366,894	—	—	58,366,894
Equity Custom Basket Swap Agreements**	—	16,378,109	—	16,378,109
Total Assets	$576,079,237	$16,378,109	$—	$592,457,346

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks Sold Short	$45,263,074	$—	$—	$45,263,074
Exchange-Traded Funds Sold Short	5,439,741	—	—	5,439,741
Equity Custom Basket Swap Agreements**	—	2,132,072	—	2,132,072
Total Liabilities	$50,702,815	$2,132,072	$—	$52,834,887

**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 55

RISK MANAGED REAL ESTATE FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2022

Assets:
Investments, at value (cost $475,728,717)	$576,079,237
Cash	44,873,122
Unrealized appreciation on OTC swap agreements	16,378,109
Prepaid expenses	91,601
Receivables:
Dividends	1,315,421
Fund shares sold	214,283
Interest	60
Other assets	118,026
Total assets	639,069,859

Liabilities:
Securities sold short, at value (proceeds $50,242,846)	50,702,815
Segregated cash due to broker	6,575,030
Unrealized depreciation on OTC swap agreements	2,132,072
Payable for:
Fund shares redeemed	1,923,661
Swap settlement	1,080,561
Management fees	285,625
Distributions to shareholders	169,874
Securities purchased	99,744
Fund accounting/administration fees	32,293
Distribution and service fees	11,388
Trustees’ fees*	6,455
Transfer agent/maintenance fees	3,495
Due to Investment Adviser	646
Miscellaneous	25,729
Total liabilities	63,049,388
Net assets	$576,020,471

Net assets consist of:
Paid in capital	$463,100,954
Total distributable earnings (loss)	112,919,517
Net assets	$576,020,471

A-Class:
Net assets	$12,242,060
Capital shares outstanding	317,069
Net asset value per share	$38.61
Maximum offering price per share (Net asset value divided by 95.25%)	$40.54

C-Class:
Net assets	$6,840,784
Capital shares outstanding	178,822
Net asset value per share	$38.25

P-Class:
Net assets	$18,100,971
Capital shares outstanding	466,480
Net asset value per share	$38.80

Institutional Class:
Net assets	$538,836,656
Capital shares outstanding	13,768,807
Net asset value per share	$39.13

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

56 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RISK MANAGED REAL ESTATE FUND

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended March 31, 2022

Investment Income:
Dividends	$3,809,524
Interest	4,820
Total investment income	3,814,344

Expenses:
Management fees	2,058,977
Distribution and service fees:
A-Class	14,487
C-Class	27,599
P-Class	21,899
Transfer agent/maintenance fees:
A-Class	6,147
C-Class	2,354
P-Class	12,568
Institutional Class	166,753
Fund accounting/administration fees	181,641
Professional fees	31,829
Custodian fees	12,325
Trustees’ fees*	12,305
Line of credit fees	7,354
Interest expense	5,316
Miscellaneous	55,874
Recoupment of previously waived fees:
A-Class	1,907
C-Class	838
P-Class	6,503
Institutional Class	18,216
Total expenses	2,644,892
Less:
Expenses reimbursed by Adviser:
A-Class	(2,376)
C-Class	(1,130)
P-Class	(3,479)
Institutional Class	(58,392)
Expenses waived by Adviser	(418)
Total waived/reimbursed expenses	(65,795)
Net expenses	2,579,097
Net investment income	1,235,247

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$17,998,324
Investments sold short	(1,267,381)
Swap agreements	(2,430,728)
Net realized gain	14,300,215
Net change in unrealized appreciation (depreciation) on:
Investments	28,054,694
Investments sold short	(676,390)
Swap agreements	5,343,285
Net change in unrealized appreciation (depreciation)	32,721,589
Net realized and unrealized gain	47,021,804
Net increase in net assets resulting from operations	$48,257,051

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 57

RISK MANAGED REAL ESTATE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,235,247	$4,849,203
Net realized gain on investments	14,300,215	36,168,078
Net change in unrealized appreciation (depreciation) on investments	32,721,589	70,710,201
Net increase in net assets resulting from operations	48,257,051	111,727,482

Distributions to shareholders:
A-Class	(567,053)	(933,838)
C-Class	(244,186)	(188,880)
P-Class	(787,140)	(868,263)
Institutional Class	(26,321,981)	(24,055,000)
Total distributions to shareholders	(27,920,360)	(26,045,981)

Capital share transactions:
Proceeds from sale of shares
A-Class	3,160,824	6,697,124
C-Class	2,311,210	2,849,191
P-Class	13,120,276	8,994,214
Institutional Class	108,704,083	169,214,784
Distributions reinvested
A-Class	426,982	902,695
C-Class	231,110	176,660
P-Class	787,140	868,263
Institutional Class	24,104,052	19,938,359
Cost of shares redeemed
A-Class	(1,843,036)	(14,900,087)
C-Class	(983,829)	(1,002,677)
P-Class	(10,835,557)	(10,004,722)
Institutional Class	(78,723,147)	(95,198,371)
Net increase from capital share transactions	60,460,108	88,535,433
Net increase in net assets	80,796,799	174,216,934

Net assets:
Beginning of period	495,223,672	321,006,738
End of period	$576,020,471	$495,223,672

Capital share activity:
Shares sold
A-Class	80,755	196,140
C-Class	60,634	79,979
P-Class	329,233	264,152
Institutional Class	2,758,250	5,109,785
Shares issued from reinvestment of distributions
A-Class	10,506	29,406
C-Class	5,729	5,791
P-Class	19,268	27,797
Institutional Class	585,481	626,369
Shares redeemed
A-Class	(48,080)	(480,725)
C-Class	(25,122)	(30,402)
P-Class	(282,415)	(295,005)
Institutional Class	(2,034,074)	(2,852,113)
Net increase in shares	1,460,165	2,681,174

58 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RISK MANAGED REAL ESTATE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Six Months Ended March 31, 2022[a]	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017
Per Share Data
Net asset value, beginning of period	$36.87	$29.97	$34.11	$28.93	$29.70	$28.87
Income (loss) from investment operations:
Net investment income (loss)[b]	.03	.32	.31	.34	.41	.03
Net gain (loss) on investments (realized and unrealized)	3.65	8.86	(2.53)	5.65	.38	2.08
Total from investment operations	3.68	9.18	(2.22)	5.99	.79	2.11
Less distributions from:
Net investment income	(.22)	(.54)	(.63)	(.55)	(.52)	(.57)
Net realized gains	(1.72)	(1.74)	(1.29)	(.26)	(1.04)	(.71)
Total distributions	(1.94)	(2.28)	(1.92)	(.81)	(1.56)	(1.28)
Net asset value, end of period	$38.61	$36.87	$29.97	$34.11	$28.93	$29.70

Total Return[c]	9.74%	32.13%	(6.73%)	21.12%	2.70%	7.54%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$12,242	$10,098	$15,857	$16,682	$13,772	$2,196
Ratios to average net assets:
Net investment income (loss)	0.18%	0.95%	0.99%	1.09%	1.42%	0.09%
Total expenses[d]	1.25%	1.39%	1.71%	1.89%	1.78%	1.45%
Net expenses[e,f,g]	1.21%	1.38%	1.70%	1.88%	1.76%	1.33%
Portfolio turnover rate	27%	80%	180%	122%	107%	85%

C-Class	Six Months Ended March 31, 2022[a]	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017
Per Share Data
Net asset value, beginning of period	$36.55	$29.76	$33.88	$28.75	$29.54	$28.77
Income (loss) from investment operations:
Net investment income (loss)[b]	(.10)	.05	.08	.11	.15	(.19)
Net gain (loss) on investments (realized and unrealized)	3.61	8.76	(2.53)	5.60	.42	2.06
Total from investment operations	3.51	8.81	(2.45)	5.71	.57	1.87
Less distributions from:
Net investment income	(.09)	(.28)	(.38)	(.32)	(.32)	(.39)
Net realized gains	(1.72)	(1.74)	(1.29)	(.26)	(1.04)	(.71)
Total distributions	(1.81)	(2.02)	(1.67)	(.58)	(1.36)	(1.10)
Net asset value, end of period	$38.25	$36.55	$29.76	$33.88	$28.75	$29.54

Total Return[c]	9.32%	31.05%	(7.48%)	20.23%	1.93%	6.71%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,841	$5,029	$2,446	$1,721	$867	$725
Ratios to average net assets:
Net investment income (loss)	(0.51%)	0.16%	0.26%	0.35%	0.53%	(0.66%)
Total expenses[d]	1.98%	2.21%	2.54%	2.73%	2.71%	2.27%
Net expenses[e,f,g]	1.94%	2.20%	2.51%	2.65%	2.53%	2.08%
Portfolio turnover rate	27%	80%	180%	122%	107%	85%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 59

RISK MANAGED REAL ESTATE FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

P-Class	Six Months Ended March 31, 2022[a]	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017
Per Share Data
Net asset value, beginning of period	$37.04	$30.12	$34.30	$29.09	$29.85	$29.01
Income (loss) from investment operations:
Net investment income (loss)[b]	— [h]	.29	.22	.60	.37	.13
Net gain (loss) on investments (realized and unrealized)	3.68	8.91	(2.48)	5.42	.43	1.98
Total from investment operations	3.68	9.20	(2.26)	6.02	.80	2.11
Less distributions from:
Net investment income	(.20)	(.54)	(.63)	(.55)	(.52)	(.56)
Net realized gains	(1.72)	(1.74)	(1.29)	(.26)	(1.04)	(.71)
Total distributions	(1.92)	(2.28)	(1.92)	(.81)	(1.56)	(1.27)
Net asset value, end of period	$38.80	$37.04	$30.12	$34.30	$29.09	$29.85

Total Return	9.69%	32.03%	(6.81%)	21.12%	2.68%	7.53%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$18,101	$14,830	$12,152	$33,894	$4,217	$2,564
Ratios to average net assets:
Net investment income (loss)	0.01%	0.86%	0.70%	1.87%	1.29%	0.42%
Total expenses[d]	1.33%	1.47%	1.84%	1.93%	1.88%	1.51%
Net expenses[e,f,g]	1.29%	1.45%	1.78%	1.89%	1.78%	1.30%
Portfolio turnover rate	27%	80%	180%	122%	107%	85%

60 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RISK MANAGED REAL ESTATE FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Six Months Ended March 31, 2022[a]	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017
Per Share Data
Net asset value, beginning of period	$37.34	$30.34	$34.51	$29.27	$30.04	$29.18
Income (loss) from investment operations:
Net investment income (loss)[b]	.09	.41	.41	.43	.46	.11
Net gain (loss) on investments (realized and unrealized)	3.70	8.98	(2.58)	5.71	.43	2.10
Total from investment operations	3.79	9.39	(2.17)	6.14	.89	2.21
Less distributions from:
Net investment income	(.28)	(.65)	(.71)	(.64)	(.62)	(.64)
Net realized gains	(1.72)	(1.74)	(1.29)	(.26)	(1.04)	(.71)
Total distributions	(2.00)	(2.39)	(2.00)	(.90)	(1.66)	(1.35)
Net asset value, end of period	$39.13	$37.34	$30.34	$34.51	$29.27	$30.04

Total Return	9.88%	32.52%	(6.48%)	21.46%	2.98%	7.87%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$538,837	$465,267	$290,551	$200,301	$154,245	$123,037
Ratios to average net assets:
Net investment income (loss)	0.48%	1.18%	1.31%	1.38%	1.56%	0.38%
Total expenses[d]	0.93%	1.10%	1.43%	1.61%	1.51%	1.02%
Net expenses[e,f,g]	0.91%	1.10%	1.43%	1.60%	1.50%	1.01%
Portfolio turnover rate	27%	80%	180%	122%	107%	85%

[a]	Unaudited figures for the period ended March 31, 2022. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements for the periods presented was as follows:

	03/31/22[a]	09/30/21	09/30/20	09/30/19	09/30/18	09/30/17
A-Class	0.03%	0.01%	0.02%	0.03%	0.03%	0.02%
C-Class	0.03%	0.06%	0.04%	0.01%	0.01%	0.00%*
P-Class	0.07%	0.06%	0.02%	0.02%	0.01%	0.00%*
Institutional Class	0.01%	0.00%*	0.01%	0.01%	0.02%	—

*	Less than 0.01%.

[g]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the periods presented would be:

	03/31/22[a]	09/30/21	09/30/20	09/30/19	09/30/18	09/30/17
A-Class	1.20%	1.21%	1.23%	1.27%	1.29%	1.30%
C-Class	1.93%	2.04%	2.05%	2.05%	2.05%	2.04%
P-Class	1.28%	1.29%	1.30%	1.30%	1.30%	1.29%
Institutional Class	0.91%	0.94%	0.96%	1.00%	1.03%	0.97%

[h]	Less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 61

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2022

SMALL CAP VALUE FUND

OBJECTIVE: Seeks long-term capital appreciation.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	July 11, 2008
C-Class	July 11, 2008
P-Class	May 1, 2015
Institutional Class	July 11, 2008

Ten Largest Holdings	% of Total Net Assets
Pioneer Natural Resources Co.	3.9%
iShares Russell 2000 Value ETF	2.8%
Black Hills Corp.	1.8%
LXP Industrial Trust	1.7%
Huntsman Corp.	1.6%
First Horizon Corp.	1.6%
GATX Corp.	1.5%
H&E Equipment Services, Inc.	1.4%
Physicians Realty Trust	1.4%
CNX Resources Corp.	1.4%
Top Ten Total	19.1%

“Ten Largest Holdings” excludes any temporary cash investments.

62 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	March 31, 2022

Average Annual Returns*

Periods Ended March 31, 2022

	6 Month†	1 Year	5 Year	10 Year
A-Class Shares	5.91%	6.31%	6.99%	8.34%
A-Class Shares with sales charge‡	0.90%	1.27%	5.96%	7.81%
C-Class Shares	5.57%	5.57%	6.19%	7.53%
C-Class Shares with CDSC§	4.57%	4.57%	6.19%	7.53%
Institutional Class Shares	6.08%	6.60%	7.25%	8.59%
Russell 2000 Value Index	1.85%	3.32%	8.57%	10.54%

	6 Month†	1 Year	5 Year	Since Inception (05/01/15)
P-Class Shares	5.93%	6.32%	7.00%	7.30%
Russell 2000 Value Index	1.85%	3.32%	8.57%	9.17%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Russell 2000 Value Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	6 month returns are not annualized.
‡

Effective February 22, 2011, the maximum sales charge decreased from 5.75% to 4.75%. A 5.75% maximum sales charge is used in the calculation of the 1 Year, 5 Year and 10 Year average annual returns (based on subscriptions made prior to February 22, 2011), and a 4.75% maximum sales charge will be used to calculate performance for periods based on subscriptions made on or after February 22, 2011.

§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 63

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022
SMALL CAP VALUE FUND

	Shares	Value
COMMON STOCKS† - 93.2%

Financial - 26.8%
LXP Industrial Trust REIT	7,952	$124,846
First Horizon Corp.	5,079	119,306
Physicians Realty Trust REIT	6,064	106,363
Prosperity Bancshares, Inc.	1,480	102,683
Unum Group	3,204	100,958
CNO Financial Group, Inc.	3,966	99,507
Cathay General Bancorp	2,143	95,899
Hanmi Financial Corp.	3,541	87,144
BOK Financial Corp.	817	76,757
Investors Bancorp, Inc.	5,025	75,023
STAG Industrial, Inc. REIT	1,776	73,438
Stifel Financial Corp.	1,057	71,770
Axis Capital Holdings Ltd.	1,106	66,880
Hancock Whitney Corp.	1,273	66,387
Simmons First National Corp. — Class A	2,450	64,239
MGIC Investment Corp.	4,422	59,918
Apple Hospitality REIT, Inc.	2,954	53,083
Flagstar Bancorp, Inc.	1,183	50,159
Virtu Financial, Inc. — Class A	1,322	49,205
Independent Bank Group, Inc.	658	46,823
Kennedy-Wilson Holdings, Inc.	1,884	45,951
Zions Bancorp North America	686	44,974
Old Republic International Corp.	1,688	43,668
Sunstone Hotel Investors, Inc. REIT*	3,446	40,594
Piedmont Office Realty Trust, Inc. — Class A REIT	2,297	39,554
Park Hotels & Resorts, Inc. REIT	1,923	37,556
Heartland Financial USA, Inc.	764	36,542
First Hawaiian, Inc.	1,283	35,783
Trustmark Corp.	1,088	33,065
RMR Group, Inc. — Class A	797	24,787
Heritage Insurance Holdings, Inc.	2,992	21,363
Total Financial		1,994,225

Industrial - 21.9%
GATX Corp.	917	113,094
Kirby Corp.*	1,448	104,531
MDU Resources Group, Inc.	3,765	100,337
Littelfuse, Inc.	384	95,773
Graphic Packaging Holding Co.	4,240	84,970
Colfax Corp.*	2,135	84,952
Knight-Swift Transportation Holdings, Inc.	1,594	80,433
Sanmina Corp.*	1,906	77,040
Valmont Industries, Inc.	313	74,682
Terex Corp.	1,912	68,182
Arcosa, Inc.	1,160	66,410
Curtiss-Wright Corp.	394	59,163
Daseke, Inc.*	5,826	58,668
Zurn Water Solutions Corp.	1,594	56,427
Altra Industrial Motion Corp.	1,286	50,064
Energizer Holdings, Inc.	1,581	48,632
PGT Innovations, Inc.*	2,617	47,054
Stoneridge, Inc.*	2,059	42,745
Moog, Inc. — Class A	465	40,827
Owens Corning	400	36,600
Park Aerospace Corp.	2,688	35,078
Advanced Energy Industries, Inc.	384	33,055
EnerSys	441	32,885
Belden, Inc.	570	31,578
Plexus Corp.*	378	30,924
Kennametal, Inc.	1,077	30,813
ChargePoint Holdings, Inc.*	1,362	27,077
Smith-Midland Corp.*	939	16,667
Total Industrial		1,628,661

Consumer, Cyclical - 12.0%
H&E Equipment Services, Inc.	2,462	107,146
Methode Electronics, Inc.	2,092	90,479
Avient Corp.	1,803	86,544
MSC Industrial Direct Company, Inc. — Class A	834	71,065
Alaska Air Group, Inc.*	1,224	71,004
Tenneco, Inc. — Class A*	3,534	64,743
Whirlpool Corp.	365	63,065
Hawaiian Holdings, Inc.*	3,183	62,705
Meritage Homes Corp.*	592	46,904
Lakeland Industries, Inc.*	2,166	41,566
Rush Enterprises, Inc. — Class A	710	36,146
Marriott Vacations Worldwide Corp.	219	34,536
Macy’s, Inc.	1,302	31,717
Newell Brands, Inc.	1,428	30,573
Leggett & Platt, Inc.	876	30,485
Dana, Inc.	1,551	27,251
Total Consumer, Cyclical		895,929

Energy - 8.7%
Pioneer Natural Resources Co.	1,159	289,785
CNX Resources Corp.*	5,066	104,967
Equities Corp.	2,839	97,690
Chesapeake Energy Corp.	964	83,868
Patterson-UTI Energy, Inc.	4,489	69,490
Total Energy		645,800

Consumer, Non-cyclical - 6.0%
Encompass Health Corp.	1,366	97,137
Ingredion, Inc.	966	84,187
Central Garden & Pet Co. — Class A*	1,632	66,553
US Foods Holding Corp.*	1,618	60,885
Integer Holdings Corp.*	637	51,323
Pacira BioSciences, Inc.*	596	45,487
Perdoceo Education Corp.*	2,215	25,428
Emergent BioSolutions, Inc.*	454	18,641
Total Consumer, Non-cyclical		449,641

Utilities - 4.7%
Black Hills Corp.	1,716	132,166
OGE Energy Corp.	1,925	78,501
Spire, Inc.	714	51,237
ALLETE, Inc.	710	47,556
Avista Corp.	931	42,035
Total Utilities		351,495

64 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 31, 2022
SMALL CAP VALUE FUND

	Shares	Value

Basic Materials - 4.7%
Huntsman Corp.	3,206	$120,257
Reliance Steel & Aluminum Co.	396	72,607
Ashland Global Holdings, Inc.	645	63,474
Element Solutions, Inc.	2,441	53,458
Commercial Metals Co.	992	41,287
Total Basic Materials		351,083

Technology - 4.3%
Science Applications International Corp.	908	83,690
DXC Technology Co.*	2,413	78,736
Conduent, Inc.*	10,165	52,452
Amkor Technology, Inc.	2,356	51,172
Evolent Health, Inc. — Class A*	1,566	50,582
Total Technology		316,632

Communications - 4.1%
TEGNA, Inc.	3,891	87,158
Infinera Corp.*	9,868	85,556
Ciena Corp.*	1,008	61,115
Gray Television, Inc.	2,657	58,640
Audacy, Inc.*	5,002	14,456
Total Communications		306,925

Total Common Stocks
(Cost $5,745,304)		6,940,391

CONVERTIBLE PREFERRED STOCKS††† - 0.0%
Industrial - 0.0%
Thermoenergy Corp.*,1	6,250	—

Total Convertible Preferred Stocks
(Cost $5,968)		—

RIGHTS† - 0.2%
Basic Materials - 0.2%
Pan American Silver Corp.*	17,705	14,872
Total Rights
(Cost $—)		14,872

EXCHANGE-TRADED FUNDS† - 2.9%
iShares Russell 2000 Value ETF	1,306	210,788
Total Exchange-Traded Funds
(Cost $214,893)		210,788

MONEY MARKET FUND† - 3.2%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.12%[2]	240,772	240,772
Total Money Market Fund
(Cost $240,772)		240,772

Total Investments - 99.5%
(Cost $6,206,937)		$7,406,823
Other Assets & Liabilities, net - 0.5%		38,495
Total Net Assets - 100.0%		$7,445,318

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]

PIPE (Private Investment in Public Equity) — Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.

[2]	Rate indicated is the 7-day yield as of March 31, 2022.
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2022 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$6,940,391	$—	$—		$6,940,391
Convertible Preferred Stocks	—	—	—	*	—
Rights	14,872	—	—		14,872
Exchange-Traded Funds	210,788	—	—		210,788
Money Market Fund	240,772	—	—		240,772
Total Assets	$7,406,823	$—	$—		$7,406,823

*	Security has a market value of $0.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 65

SMALL CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2022

Assets:
Investments, at value (cost $6,206,937)	$7,406,823
Prepaid expenses	38,306
Receivables:
Fund shares sold	12,293
Dividends	10,641
Investment Adviser	6,774
Securities sold	2,635
Interest	16
Total assets	7,477,488

Liabilities:
Payable for:
Professional fees	11,178
Printing fees	8,604
Fund accounting/administration fees	4,371
Transfer agent/maintenance fees	3,969
Distribution and service fees	1,538
Trustees’ fees*	542
Fund shares redeemed	3
Miscellaneous	1,965
Total liabilities	32,170
Net assets	$7,445,318

Net assets consist of:
Paid in capital	$5,981,926
Total distributable earnings (loss)	1,463,392
Net assets	$7,445,318

A-Class:
Net assets	$4,695,652
Capital shares outstanding	279,468
Net asset value per share	$16.80
Maximum offering price per share (Net asset value divided by 95.25%)	$17.64

C-Class:
Net assets	$604,512
Capital shares outstanding	39,489
Net asset value per share	$15.31

P-Class:
Net assets	$59,228
Capital shares outstanding	3,498
Net asset value per share	$16.93

Institutional Class:
Net assets	$2,085,926
Capital shares outstanding	137,830
Net asset value per share	$15.13

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended March 31, 2022

Investment Income:
Dividends	$66,946
Interest	29
Total investment income	66,975

Expenses:
Management fees	27,182
Distribution and service fees:
A-Class	5,742
C-Class	3,649
P-Class	69
Transfer agent/maintenance fees:
A-Class	9,593
C-Class	2,222
P-Class	215
Institutional Class	3,728
Registration fees	32,165
Fund accounting/administration fees	17,075
Professional fees	13,257
Trustees’ fees*	5,776
Custodian fees	1,713
Line of credit fees	107
Miscellaneous	3,210
Total expenses	125,703
Less:
Expenses reimbursed by Adviser:
A-Class	(31,902)
C-Class	(5,829)
P-Class	(481)
Institutional-Class	(12,687)
Expenses waived by Adviser	(27,182)
Total waived/reimbursed expenses	(78,081)
Net expenses	47,622
Net investment income	19,353

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	396,620
Net realized gain	396,620
Net change in unrealized appreciation (depreciation) on:
Investments	(6,341)
Net change in unrealized appreciation (depreciation)	(6,341)
Net realized and unrealized gain	390,279
Net increase in net assets resulting from operations	$409,632

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

66 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SMALL CAP VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021
Increase (Decrease) in Net Assets from Operations:
Net investment income	$19,353	$29,932
Net realized gain on investments	396,620	781,131
Net change in unrealized appreciation (depreciation) on investments	(6,341)	1,804,257
Net increase in net assets resulting from operations	409,632	2,615,320

Distributions to shareholders:
A-Class	(18,984)	(36,090)
C-Class	(3,436)	—
P-Class	(229)	(472)
Institutional Class	(8,467)	(13,445)
Total distributions to shareholders	(31,116)	(50,007)

Capital share transactions:
Proceeds from sale of shares
A-Class	310,939	552,766
C-Class	32,770	132,046
P-Class	7,336	11,399
Institutional Class	618,384	716,219
Distributions reinvested
A-Class	18,496	35,259
C-Class	3,410	—
P-Class	217	472
Institutional Class	8,467	13,445
Cost of shares redeemed
A-Class	(405,549)	(1,108,297)
C-Class	(227,159)	(507,467)
P-Class	(419)	(1,829)
Institutional Class	(153,628)	(629,091)
Net increase (decrease) from capital share transactions	213,264	(785,078)
Net increase in net assets	591,780	1,780,235

Net assets:
Beginning of period	6,853,538	5,073,303
End of period	$7,445,318	$6,853,538

Capital share activity:
Shares sold
A-Class	18,992	36,752
C-Class	2,209	10,139
P-Class	436	720
Institutional Class	41,562	55,173
Shares issued from reinvestment of distributions
A-Class	1,152	2,669
C-Class	233	—
P-Class	13	35
Institutional Class	586	1,133
Shares redeemed
A-Class	(24,517)	(75,105)
C-Class	(15,238)	(36,767)
P-Class	(24)	(115)
Institutional Class	(10,477)	(43,634)
Net increase (decrease) in shares	14,927	(49,000)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 67

SMALL CAP VALUE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Six Months Ended March 31, 2022[a]	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017
Per Share Data
Net asset value, beginning of period	$15.93	$10.61	$12.86	$15.56	$15.74	$13.61
Income (loss) from investment operations:
Net investment income (loss)[b]	.04	.07	.06	.10	.04	.02
Net gain (loss) on investments (realized and unrealized)	.90	5.37	(1.87)	(1.28)	.91	2.20
Total from investment operations	.94	5.44	(1.81)	(1.18)	.95	2.22
Less distributions from:
Net investment income	—	(.12)	(.18)	(.19)	(.15)	(.09)
Net realized gains	(.07)	—	(.26)	(1.33)	(.98)	—
Total distributions	(.07)	(.12)	(.44)	(1.52)	(1.13)	(.09)
Net asset value, end of period	$16.80	$15.93	$10.61	$12.86	$15.56	$15.74

Total Return[c]	5.91%	51.48%	(14.79%)	(6.14%)	6.32%	16.41%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,696	$4,521	$3,390	$9,751	$11,931	$11,943
Ratios to average net assets:
Net investment income (loss)	0.54%	0.47%	0.54%	0.75%	0.29%	0.15%
Total expenses[d]	3.44%	4.07%	3.23%	2.27%	2.09%	1.87%
Net expenses[e,f,g]	1.30%	1.30%	1.30%	1.30%	1.30%	1.32%
Portfolio turnover rate	20%	28%	40%	78%	18%	48%

C-Class	Six Months Ended March 31, 2022[a]	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017
Per Share Data
Net asset value, beginning of period	$14.57	$9.69	$11.75	$14.30	$14.51	$12.57
Income (loss) from investment operations:
Net investment income (loss)[b]	(.02)	(.03)	(.02)	— [h]	(.07)	(.08)
Net gain (loss) on investments (realized and unrealized)	.83	4.91	(1.73)	(1.18)	.84	2.02
Total from investment operations	.81	4.88	(1.75)	(1.18)	.77	1.94
Less distributions from:
Net investment income	—	—	(.05)	(.04)	—	—
Net realized gains	(.07)	—	(.26)	(1.33)	(.98)	—
Total distributions	(.07)	—	(.31)	(1.37)	(.98)	—
Net asset value, end of period	$15.31	$14.57	$9.69	$11.75	$14.30	$14.51

Total Return[c]	5.57%	50.36%	(15.43%)	(6.89%)	5.57%	15.53%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$605	$762	$765	$1,593	$2,884	$4,281
Ratios to average net assets:
Net investment income (loss)	(0.26%)	(0.25%)	(0.14%)	0.01%	(0.50%)	(0.60%)
Total expenses[d]	4.40%	5.04%	4.33%	3.09%	2.94%	2.71%
Net expenses[e,f,g]	2.05%	2.05%	2.06%	2.05%	2.05%	2.07%
Portfolio turnover rate	20%	28%	40%	78%	18%	48%

68 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SMALL CAP VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

P-Class	Six Months Ended March 31, 2022[a]	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017
Per Share Data
Net asset value, beginning of period	$16.05	$10.75	$13.01	$15.73	$15.76	$13.60
Income (loss) from investment operations:
Net investment income (loss)[b]	.05	.07	.05	.09	.05	.01
Net gain (loss) on investments (realized and unrealized)	.90	5.42	(1.86)	(1.29)	.90	2.22
Total from investment operations	.95	5.49	(1.81)	(1.20)	.95	2.23
Less distributions from:
Net investment income	—	(.19)	(.19)	(.19)	—	(.07)
Net realized gains	(.07)	—	(.26)	(1.33)	(.98)	—
Total distributions	(.07)	(.19)	(.45)	(1.52)	(.98)	(.07)
Net asset value, end of period	$16.93	$16.05	$10.75	$13.01	$15.73	$15.76

Total Return	5.93%	51.46%	(14.66%)	(6.18%)	6.30%	16.35%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$59	$49	$26	$47	$15	$14
Ratios to average net assets:
Net investment income (loss)	0.55%	0.48%	0.46%	0.72%	0.30%	0.09%
Total expenses[d]	3.80%	4.39%	4.07%	2.73%	2.79%	3.60%
Net expenses[e,f,g]	1.31%	1.30%	1.30%	1.28%	1.30%	1.32%
Portfolio turnover rate	20%	28%	40%	78%	18%	48%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 69

SMALL CAP VALUE FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Six Months Ended March 31, 2022[a]	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017
Per Share Data
Net asset value, beginning of period	$14.33	$9.54	$11.60	$14.24	$14.50	$12.54
Income (loss) from investment operations:
Net investment income (loss)[b]	.06	.10	.09	.12	.07	.04
Net gain (loss) on investments (realized and unrealized)	.81	4.81	(1.68)	(1.20)	.84	2.04
Total from investment operations	.87	4.91	(1.59)	(1.08)	.91	2.08
Less distributions from:
Net investment income	—	(.12)	(.21)	(.23)	(.19)	(.12)
Net realized gains	(.07)	—	(.26)	(1.33)	(.98)	—
Total distributions	(.07)	(.12)	(.47)	(1.56)	(1.17)	(.12)
Net asset value, end of period	$15.13	$14.33	$9.54	$11.60	$14.24	$14.50

Total Return	6.08%	51.78%	(14.54%)	(5.96%)	6.64%	16.65%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,086	$1,522	$892	$3,143	$3,798	$4,790
Ratios to average net assets:
Net investment income (loss)	0.82%	0.75%	0.82%	0.99%	0.50%	0.30%
Total expenses[d]	3.16%	3.80%	2.86%	2.09%	1.91%	1.56%
Net expenses[e,f,g]	1.05%	1.05%	1.05%	1.05%	1.05%	1.07%
Portfolio turnover rate	20%	28%	40%	78%	18%	48%

[a]	Unaudited figures for the period ended March 31, 2022. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements for the periods presented was as follows:

	03/31/22[a]	09/30/21	09/30/20	09/30/19	09/30/18	09/30/17
A-Class	—	—	—	—	—	0.00%*
C-Class	—	—	—	—	—	0.01%
P-Class	—	—	—	—	—	0.74%
Institutional Class	—	—	—	—	—	0.00%*

*	Less than 0.01%.

[g]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the periods presented would be:

	03/31/22[a]	09/30/21	09/30/20	09/30/19	09/30/18	09/30/17
A-Class	1.30%	1.30%	1.30%	1.30%	1.30%	1.30%
C-Class	2.05%	2.05%	2.05%	2.05%	2.05%	2.05%
P-Class	1.31%	1.30%	1.30%	1.30%	1.30%	1.30%
Institutional Class	1.05%	1.05%	1.05%	1.05%	1.05%	1.05%

[h]	Less than $0.01 per share.

70 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2022

STYLEPLUS—LARGE CORE FUND

OBJECTIVE: Seeks long-term growth of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

Inception Dates:
A-Class	September 10, 1962
C-Class	January 29, 1999
P-Class	May 1, 2015
Institutional Class	March 1, 2012

Ten Largest Holdings	% of Total Net Assets
Guggenheim Strategy Fund III	33.1%
Guggenheim Strategy Fund II	27.2%
Guggenheim Ultra Short Duration Fund — Institutional Class	20.5%
Apple, Inc.	1.3%
Microsoft Corp.	1.2%
Alphabet, Inc. — Class C	0.6%
Amazon.com, Inc.	0.5%
Meta Platforms, Inc. — Class A	0.3%
AbbVie, Inc.	0.3%
Merck & Company, Inc.	0.3%
Top Ten Total	85.3%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 71

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	March 31, 2022

Average Annual Returns*

Periods Ended March 31, 2022

	6 Month†	1 Year	5 Year	10 Year
A-Class Shares	4.25%	13.24%	14.49%	13.25%
A-Class Shares with sales charge‡	(0.69%)	7.84%	13.38%	12.70%
C-Class Shares	3.76%	12.16%	13.45%	12.20%
C-Class Shares with CDSC§	2.79%	11.16%	13.45%	12.20%
Institutional Class Shares	4.37%	13.45%	14.76%	13.52%
S&P 500 Index	5.92%	15.65%	15.99%	14.64%

	6 Month†	1 Year	5 Year	Since Inception (05/01/15)
P-Class Shares	4.18%	13.08%	14.34%	12.66%
S&P 500 Index	5.92%	15.65%	15.99%	13.85%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

72 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022
STYLEPLUS—LARGE CORE FUND

	Shares	Value
COMMON STOCKS† - 17.0%

Technology - 4.7%
Apple, Inc.	19,828	$3,462,167
Microsoft Corp.	9,828	3,030,071
Broadcom, Inc.	1,070	673,758
Intel Corp.	11,838	586,691
International Business Machines Corp.	4,424	575,208
QUALCOMM, Inc.	3,439	525,548
Akamai Technologies, Inc.*	4,045	482,932
HP, Inc.	11,806	428,558
Hewlett Packard Enterprise Co.	24,466	408,827
NVIDIA Corp.	1,467	400,286
Texas Instruments, Inc.	2,172	398,518
NetApp, Inc.	4,501	373,583
Skyworks Solutions, Inc.	2,696	359,323
Seagate Technology Holdings plc	3,510	315,549
Advanced Micro Devices, Inc.*	1,573	171,992
Total Technology		12,193,011

Consumer, Non-cyclical - 3.8%
AbbVie, Inc.	4,326	701,288
Merck & Company, Inc.	8,504	697,753
Bristol-Myers Squibb Co.	8,803	642,883
Amgen, Inc.	2,486	601,165
Vertex Pharmaceuticals, Inc.*	2,113	551,430
Gilead Sciences, Inc.	8,394	499,023
Hologic, Inc.*	6,349	487,730
Avery Dennison Corp.	2,598	451,974
Quest Diagnostics, Inc.	3,299	451,501
Laboratory Corporation of America Holdings*	1,698	447,695
Pfizer, Inc.	8,592	444,808
DaVita, Inc.*	3,895	440,563
Waters Corp.*	1,404	435,788
Regeneron Pharmaceuticals, Inc.*	615	429,528
PerkinElmer, Inc.	2,438	425,333
Johnson & Johnson	2,376	421,098
Incyte Corp.*	4,395	349,051
HCA Healthcare, Inc.	1,329	333,074
Philip Morris International, Inc.	3,541	332,642
Procter & Gamble Co.	1,389	212,239
FleetCor Technologies, Inc.*	746	185,799
UnitedHealth Group, Inc.	264	134,632
Coca-Cola Co.	1,373	85,126
Total Consumer, Non-cyclical		9,762,123

Communications - 2.6%
Alphabet, Inc. — Class C*	602	1,681,380
Amazon.com, Inc.*	423	1,378,959
Meta Platforms, Inc. — Class A*	3,528	784,486
Cisco Systems, Inc.	12,489	696,387
Juniper Networks, Inc.	12,864	478,026
Motorola Solutions, Inc.	1,936	468,899
VeriSign, Inc.*	2,073	461,160
Corning, Inc.	8,702	321,191
AT&T, Inc.	8,093	191,237
F5, Inc.*	842	175,936
Verizon Communications, Inc.	1,569	79,925
Total Communications		6,717,586

Financial - 2.1%
Prudential Financial, Inc.	4,345	513,449
PNC Financial Services Group, Inc.	2,725	502,626
MetLife, Inc.	7,060	496,177
Morgan Stanley	5,597	489,178
Raymond James Financial, Inc.	4,344	477,394
Everest Re Group Ltd.	1,529	460,810
Berkshire Hathaway, Inc. — Class B*	1,168	412,199
Visa, Inc. — Class A	1,815	402,513
Fifth Third Bancorp	7,586	326,501
Citigroup, Inc.	6,098	325,633
Travelers Companies, Inc.	1,680	306,986
Capital One Financial Corp.	1,405	184,463
Aflac, Inc.	2,595	167,092
JPMorgan Chase & Co.	930	126,778
Bank of America Corp.	3,028	124,814
Mastercard, Inc. — Class A	251	89,702
Total Financial		5,406,315

Consumer, Cyclical - 1.5%
Tesla, Inc.*	507	546,343
McDonald’s Corp.	2,159	533,878
AutoZone, Inc.*	251	513,190
Yum! Brands, Inc.	3,929	465,704
NVR, Inc.*	90	402,055
O’Reilly Automotive, Inc.*	572	391,797
Whirlpool Corp.	2,117	365,775
Domino’s Pizza, Inc.	479	194,958
Home Depot, Inc.	609	182,292
Lowe’s Companies, Inc.	758	153,260
Bath & Body Works, Inc.	3,153	150,713
Total Consumer, Cyclical		3,899,965

Industrial - 1.4%
3M Co.	3,555	529,268
Keysight Technologies, Inc.*	2,974	469,803
Dover Corp.	2,894	454,068
Sealed Air Corp.	6,525	436,914
Snap-on, Inc.	2,097	430,892
Masco Corp.	7,977	406,827
Lockheed Martin Corp.	785	346,499
Otis Worldwide Corp.	4,167	320,651
Northrop Grumman Corp.	286	127,905
Huntington Ingalls Industries, Inc.	609	121,459
Total Industrial		3,644,286

Energy - 0.7%
Exxon Mobil Corp.	6,421	530,310
Williams Companies, Inc.	13,152	439,408
Kinder Morgan, Inc.	23,190	438,523
Chevron Corp.	1,373	223,566
Occidental Petroleum Corp.	2,695	152,914
Total Energy		1,784,721

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 73

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
STYLEPLUS—LARGE CORE FUND

	Shares	Value
Basic Materials - 0.2%
LyondellBasell Industries N.V. — Class A	4,587	$471,635

Total Common Stocks
(Cost $38,944,617)		43,879,642

MUTUAL FUNDS† - 80.8%
Guggenheim Strategy Fund III[1]	3,457,852	85,201,486
Guggenheim Strategy Fund II1	2,854,584	70,080,036
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	5,380,456	52,674,664
Total Mutual Funds
(Cost $210,817,755)		207,956,186

MONEY MARKET FUND† - 3.6%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.12%[2]	9,249,720	9,249,720
Total Money Market Fund
(Cost $9,249,720)		9,249,720

Total Investments - 101.4%
(Cost $259,012,092)		$261,085,548
Other Assets & Liabilities, net - (1.4)%		(3,613,502)
Total Net Assets - 100.0%		$257,472,046

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	9	Jun 2022	$2,037,488	$123,019

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements††
Wells Fargo Bank, N.A.	S&P 500 Total Return Index	Pay	0.81% (Federal Funds Rate + 0.48%)	At Maturity	12/28/22	22,267	$212,123,235	$(712,121)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of March 31, 2022.
plc — Public Limited Company

See Sector Classification in Other Information section.

74 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 31, 2022
STYLEPLUS—LARGE CORE FUND

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2022 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$43,879,642	$—	$—	$43,879,642
Mutual Funds	207,956,186	—	—	207,956,186
Money Market Fund	9,249,720	—	—	9,249,720
Equity Futures Contracts**	123,019	—	—	123,019
Total Assets	$261,208,567	$—	$—	$261,208,567

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$712,121	$—	$712,121

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles’ annual report on Form N-CSR dated September 30, 2021, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000182126821000490/gugg83048-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended March 31, 2022, in which the company is an affiliated issuer, were as follows:

Security Name	Value 09/30/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/22	Shares 03/31/22	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$71,198,274	$7,014,842	$(6,922,976)	$(37,189)	$(1,172,915)	$70,080,036	2,854,584	$514,842
Guggenheim Strategy Fund III	69,179,563	17,625,276	—	—	(1,603,353)	85,201,486	3,457,852	625,276
Guggenheim Ultra Short Duration Fund — Institutional Class	75,115,499	294,575	(21,681,982)	308,188	(1,361,616)	52,674,664	5,380,456	294,576
	$215,493,336	$24,934,693	$(28,604,958)	$270,999	$(4,137,884)	$207,956,186		$1,434,694

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 75

STYLEPLUS—LARGE CORE FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2022

Assets:
Investments in unaffiliated issuers, at value (cost $48,194,337)	$53,129,362
Investments in affiliated issuers, at value (cost $210,817,755)	207,956,186
Segregated cash with broker	110,500
Prepaid expenses	61,133
Receivables:
Dividends	282,194
Interest	507
Fund shares sold	119
Total assets	261,540,001

Liabilities:
Overdraft due to custodian bank	266
Segregated cash due to broker	2,270,000
Unrealized depreciation on OTC swap agreements	712,121
Payable for:
Swap settlement	382,008
Securities purchased	254,043
Fund shares redeemed	154,000
Management fees	149,236
Distribution and service fees	52,469
Variation margin on futures contracts	30,712
Fund accounting/administration fees	15,616
Trustees’ fees*	12,301
Miscellaneous	35,183
Total liabilities	4,067,955
Net assets	$257,472,046

Net assets consist of:
Paid in capital	$190,949,312
Total distributable earnings (loss)	66,522,734
Net assets	$257,472,046

A-Class:
Net assets	$249,416,058
Capital shares outstanding	9,155,064
Net asset value per share	$27.24
Maximum offering price per share (Net asset value divided by 95.25%)	$28.60

C-Class:
Net assets	$1,010,562
Capital shares outstanding	57,669
Net asset value per share	$17.52

P-Class:
Net assets	$361,942
Capital shares outstanding	13,495
Net asset value per share	$26.82

Institutional Class:
Net assets	$6,683,484
Capital shares outstanding	247,899
Net asset value per share	$26.96

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended March 31, 2022

Investment Income:
Dividends from securities of unaffiliated issuers	$374,436
Dividends from securities of affiliated issuers	1,434,694
Interest	908
Total investment income	1,810,038

Expenses:
Management fees	990,310
Distribution and service fees:
A-Class	319,676
C-Class	4,388
P-Class	437
Transfer agent/maintenance fees:
A-Class	75,499
C-Class	1,164
P-Class	284
Institutional Class	3,437
Fund accounting/administration fees	89,432
Interest expense	13,810
Professional fees	12,106
Trustees’ fees*	9,828
Custodian fees	9,110
Line of credit fees	4,077
Miscellaneous	39,410
Total expenses	1,572,968
Less:
Expenses waived by Adviser	(77,236)
Net expenses	1,495,732
Net investment income	314,306

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	1,156,601
Investments in affiliated issuers	270,999
Swap agreements	64,631,902
Futures contracts	(187,364)
Net realized gain	65,872,138
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	1,139,679
Investments in affiliated issuers	(4,137,884)
Swap agreements	(52,864,815)
Futures contracts	318,910
Net change in unrealized appreciation (depreciation)	(55,544,110)
Net realized and unrealized gain	10,328,028
Net increase in net assets resulting from operations	$10,642,334

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

76 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STYLEPLUS—LARGE CORE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021
Increase (Decrease) in Net Assets from Operations:
Net investment income	$314,306	$549,916
Net realized gain on investments	65,872,138	29,570,890
Net change in unrealized appreciation (depreciation) on investments	(55,544,110)	30,655,086
Net increase in net assets resulting from operations	10,642,334	60,775,892

Distributions to shareholders:
A-Class	(11,885,985)	(18,893,195)
C-Class	(54,594)	(129,625)
P-Class	(14,927)	(24,513)
Institutional Class	(322,926)	(345,692)
Total distributions to shareholders	(12,278,432)	(19,393,025)

Capital share transactions:
Proceeds from sale of shares
A-Class	3,454,560	10,210,123
C-Class	234,039	100,074
P-Class	75,037	50,547
Institutional Class	4,208,798	3,362,734
Distributions reinvested
A-Class	11,200,028	17,748,487
C-Class	54,594	129,475
P-Class	14,927	24,513
Institutional Class	301,038	310,274
Cost of shares redeemed
A-Class	(11,174,215)	(25,572,115)
C-Class	(138,285)	(512,538)
P-Class	(76,623)	(2,969)
Institutional Class	(3,764,503)	(1,527,547)
Net increase from capital share transactions	4,389,395	4,321,058
Net increase in net assets	2,753,297	45,703,925

Net assets:
Beginning of period	254,718,749	209,014,824
End of period	$257,472,046	$254,718,749

Capital share activity:
Shares sold
A-Class	122,815	398,868
C-Class	13,763	5,947
P-Class	2,754	2,066
Institutional Class	147,072	130,256
Shares issued from reinvestment of distributions
A-Class	394,367	757,188
C-Class	2,980	8,316
P-Class	534	1,061
Institutional Class	10,717	13,374
Shares redeemed
A-Class	(401,060)	(1,001,912)
C-Class	(7,277)	(30,271)
P-Class	(2,684)	(119)
Institutional Class	(140,846)	(59,156)
Net increase in shares	143,135	225,618

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 77

STYLEPLUS—LARGE CORE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Six Months Ended March 31, 2022[a]	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017
Per Share Data
Net asset value, beginning of period	$27.35	$23.01	$20.48	$24.78	$25.23	$21.86
Income (loss) from investment operations:
Net investment income (loss)[b]	.03	.06	.17	.30	.30	.24
Net gain (loss) on investments (realized and unrealized)	1.18	6.46	2.70	(.72)	3.52	3.72
Total from investment operations	1.21	6.52	2.87	(.42)	3.82	3.96
Less distributions from:
Net investment income	(.08)	(.19)	(.31)	(.30)	(.24)	(.16)
Net realized gains	(1.24)	(1.99)	(.03)	(3.58)	(4.03)	(.43)
Total distributions	(1.32)	(2.18)	(.34)	(3.88)	(4.27)	(.59)
Net asset value, end of period	$27.24	$27.35	$23.01	$20.48	$24.78	$25.23

Total Return[c]	4.25%	29.91%	14.18%	1.50%	16.60%	18.58%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$249,416	$247,243	$204,428	$196,563	$217,697	$206,033
Ratios to average net assets:
Net investment income (loss)	0.24%	0.23%	0.79%	1.48%	1.27%	1.03%
Total expenses[d]	1.19%	1.23%	1.32%	1.31%	1.34%	1.38%
Net expenses[e]	1.14%	1.17%	1.28%	1.28%	1.31%	1.34%
Portfolio turnover rate	30%	25%	69%	51%	46%	30%

C-Class	Six Months Ended March 31, 2022[a]	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017
Per Share Data
Net asset value, beginning of period	$18.03	$15.87	$14.22	$18.41	$19.74	$17.22
Income (loss) from investment operations:
Net investment income (loss)[b]	(.07)	(.11)	(.02)	.08	.06	.03
Net gain (loss) on investments (realized and unrealized)	.80	4.34	1.87	(.69)	2.69	2.92
Total from investment operations	.73	4.23	1.85	(.61)	2.75	2.95
Less distributions from:
Net investment income	—	(.08)	(.17)	—	(.05)	—
Net realized gains	(1.24)	(1.99)	(.03)	(3.58)	(4.03)	(.43)
Total distributions	(1.24)	(2.07)	(.20)	(3.58)	(4.08)	(.43)
Net asset value, end of period	$17.52	$18.03	$15.87	$14.22	$18.41	$19.74

Total Return[c]	3.76%	28.69%	13.11%	0.60%	15.56%	17.59%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,011	$869	$1,019	$973	$1,239	$2,376
Ratios to average net assets:
Net investment income (loss)	(0.72%)	(0.67%)	(0.15%)	0.58%	0.33%	0.19%
Total expenses[d]	2.15%	2.15%	2.24%	2.23%	2.24%	2.23%
Net expenses[e]	2.09%	2.09%	2.20%	2.19%	2.21%	2.20%
Portfolio turnover rate	30%	25%	69%	51%	46%	30%

78 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STYLEPLUS—LARGE CORE FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

P-Class	Six Months Ended March 31, 2022[a]	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017
Per Share Data
Net asset value, beginning of period	$26.93	$22.69	$20.21	$24.49	$25.03	$21.75
Income (loss) from investment operations:
Net investment income (loss)[b]	.02	.02	.14	.29	.26	.22
Net gain (loss) on investments (realized and unrealized)	1.16	6.38	2.67	(.73)	3.45	3.68
Total from investment operations	1.18	6.40	2.81	(.44)	3.71	3.90
Less distributions from:
Net investment income	(.05)	(.17)	(.30)	(.26)	(.22)	(.19)
Net realized gains	(1.24)	(1.99)	(.03)	(3.58)	(4.03)	(.43)
Total distributions	(1.29)	(2.16)	(.33)	(3.84)	(4.25)	(.62)
Net asset value, end of period	$26.82	$26.93	$22.69	$20.21	$24.49	$25.03

Total Return	4.18%	29.79%	13.98%	1.47%	16.23%	18.43%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$362	$347	$224	$236	$319	$508
Ratios to average net assets:
Net investment income (loss)	0.13%	0.09%	0.67%	1.45%	1.06%	0.93%
Total expenses[d]	1.30%	1.36%	1.46%	1.36%	1.56%	1.47%
Net expenses[e]	1.24%	1.30%	1.42%	1.33%	1.53%	1.44%
Portfolio turnover rate	30%	25%	69%	51%	46%	30%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 79

STYLEPLUS—LARGE CORE FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Six Months Ended March 31, 2022[a]	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017
Per Share Data
Net asset value, beginning of period	$27.10	$22.83	$20.31	$24.65	$25.13	$21.78
Income (loss) from investment operations:
Net investment income (loss)[b]	.06	.10	.21	.35	.37	.32
Net gain (loss) on investments (realized and unrealized)	1.18	6.40	2.70	(.75)	3.51	3.69
Total from investment operations	1.24	6.50	2.91	(.40)	3.88	4.01
Less distributions from:
Net investment income	(.14)	(.24)	(.36)	(.36)	(.33)	(.23)
Net realized gains	(1.24)	(1.99)	(.03)	(3.58)	(4.03)	(.43)
Total distributions	(1.38)	(2.23)	(.39)	(3.94)	(4.36)	(.66)
Net asset value, end of period	$26.96	$27.10	$22.83	$20.31	$24.65	$25.13

Total Return	4.37%	30.12%	14.44%	1.74%	16.96%	18.96%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,683	$6,260	$3,344	$3,747	$6,826	$5,631
Ratios to average net assets:
Net investment income (loss)	0.44%	0.38%	1.01%	1.73%	1.57%	1.35%
Total expenses[d]	0.98%	1.06%	1.08%	1.09%	1.06%	1.05%
Net expenses[e]	0.92%	0.99%	1.04%	1.06%	1.03%	1.01%
Portfolio turnover rate	30%	25%	69%	51%	46%	30%

[a]	Unaudited figures for the period ended March 31, 2022. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

80 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2022

STYLEPLUS—MID GROWTH FUND

OBJECTIVE: Seeks long-term growth of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

Inception Dates:
A-Class	September 17, 1969
C-Class	January 29, 1999
P-Class	May 1, 2015
Institutional Class	March 1, 2012

Ten Largest Holdings	% of Total Net Assets
Guggenheim Strategy Fund II	35.3%
Guggenheim Strategy Fund III	35.0%
Guggenheim Ultra Short Duration Fund — Institutional Class	2.1%
Targa Resources Corp.	0.5%
Steel Dynamics, Inc.	0.5%
East West Bancorp, Inc.	0.4%
Builders FirstSource, Inc.	0.4%
Cleveland-Cliffs, Inc.	0.3%
Genpact Ltd.	0.3%
UMB Financial Corp.	0.3%
Top Ten Total	75.1%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 81

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	March 31, 2022

Average Annual Returns*

Periods Ended March 31, 2022

	6 Month†	1 Year	5 Year	10 Year
A-Class Shares	(9.84%)	(2.52%)	13.10%	11.93%
A-Class Shares with sales charge‡	(14.12%)	(7.15%)	12.01%	11.39%
C-Class Shares	(10.27%)	(3.43%)	12.11%	10.94%
C-Class Shares with CDSC§	(11.07%)	(4.29%)	12.11%	10.94%
Institutional Class Shares	(9.75%)	(2.37%)	13.30%	12.07%
Russell Midcap Growth Index	(10.09%)	(0.89%)	15.10%	13.52%

	6 Month†	1 Year	5 Year	Since Inception (05/01/15)
P-Class Shares	(9.89%)	(2.64%)	12.96%	10.47%
Russell Midcap Growth Index	(10.09%)	(0.89%)	15.10%	11.98%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Russell Midcap Growth Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

82 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022
STYLEPLUS—MID GROWTH FUND

	Shares	Value
COMMON STOCKS† - 23.8%

Technology - 4.9%
Genpact Ltd.	7,164	$311,706
Maximus, Inc.	3,869	289,981
Power Integrations, Inc.	2,382	220,764
Manhattan Associates, Inc.*	1,550	215,001
Synaptics, Inc.*	1,046	208,677
ACI Worldwide, Inc.*	6,296	198,261
Lumentum Holdings, Inc.*	1,959	191,198
CDK Global, Inc.	3,877	188,732
Fair Isaac Corp.*	363	169,325
Semtech Corp.*	2,440	169,189
NetApp, Inc.	2,016	167,328
Qualys, Inc.*	1,147	163,344
CommVault Systems, Inc.*	2,411	159,970
Diodes, Inc.*	1,810	157,452
Akamai Technologies, Inc.*	1,291	154,133
Teradata Corp.*	3,106	153,095
Cirrus Logic, Inc.*	1,692	143,465
Lattice Semiconductor Corp.*	2,312	140,916
Concentrix Corp.	845	140,743
Envestnet, Inc.*	1,882	140,096
ExlService Holdings, Inc.*	936	134,101
HP, Inc.	3,693	134,056
Skyworks Solutions, Inc.	988	131,681
Azenta, Inc.	1,567	129,873
Blackbaud, Inc.*	2,097	125,547
Amkor Technology, Inc.	4,689	101,845
Qorvo, Inc.*	780	96,798
MKS Instruments, Inc.	616	92,400
Seagate Technology Holdings plc	660	59,334
Total Technology		4,689,011

Industrial - 4.3%
Builders FirstSource, Inc.*	5,596	361,166
Jabil, Inc.	4,457	275,131
Littelfuse, Inc.	1,013	252,652
Eagle Materials, Inc.	1,746	224,116
UFP Industries, Inc.	2,692	207,715
nVent Electric plc	5,952	207,011
Trinity Industries, Inc.	5,911	203,102
Crane Co.	1,865	201,942
Toro Co.	2,317	198,080
Louisiana-Pacific Corp.	3,088	191,827
Universal Display Corp.	1,104	184,313
Lincoln Electric Holdings, Inc.	1,316	181,358
National Instruments Corp.	4,435	180,017
Acuity Brands, Inc.	847	160,337
Lennox International, Inc.	608	156,779
Simpson Manufacturing Company, Inc.	1,300	141,752
Pentair plc	2,614	141,705
TopBuild Corp.*	731	132,596
Keysight Technologies, Inc.*	752	118,793
Donaldson Company, Inc.	2,124	110,299
Sealed Air Corp.	1,624	108,743
Carlisle Companies, Inc.	306	75,252
II-VI, Inc.*	1,023	74,157
Masco Corp.	1,239	63,189
Total Industrial		4,152,032

Consumer, Non-cyclical - 4.1%
Halozyme Therapeutics, Inc.*	6,294	251,005
Service Corporation International	3,610	237,610
Neurocrine Biosciences, Inc.*	2,504	234,750
Molina Healthcare, Inc.*	682	227,509
Hologic, Inc.*	2,935	225,467
Syneos Health, Inc.*	2,678	216,784
Tenet Healthcare Corp.*	2,373	203,983
Exelixis, Inc.*	7,599	172,269
United Therapeutics Corp.*	960	172,234
Tandem Diabetes Care, Inc.*	1,456	169,318
Globus Medical, Inc. — Class A*	2,124	156,709
Masimo Corp.*	1,063	154,709
Incyte Corp.*	1,748	138,826
Regeneron Pharmaceuticals, Inc.*	197	137,589
Bruker Corp.	2,073	133,294
Integra LifeSciences Holdings Corp.*	1,898	121,965
Arrowhead Pharmaceuticals, Inc.*	2,502	115,067
PerkinElmer, Inc.	644	112,352
Bio-Rad Laboratories, Inc. — Class A*	176	99,128
H&R Block, Inc.	3,769	98,145
Waters Corp.*	299	92,807
Vertex Pharmaceuticals, Inc.*	354	92,383
Quidel Corp.*	803	90,305
Darling Ingredients, Inc.*	884	71,056
Avery Dennison Corp.	403	70,110
Quest Diagnostics, Inc.	508	69,525
Laboratory Corporation of America Holdings*	255	67,233
Total Consumer, Non-cyclical		3,932,132

Financial - 3.8%
East West Bancorp, Inc.	4,950	391,149
UMB Financial Corp.	3,145	305,568
PacWest Bancorp	6,002	258,866
Interactive Brokers Group, Inc. — Class A	3,887	256,192
ServisFirst Bancshares, Inc.	2,588	246,611
Cathay General Bancorp	5,020	224,645
Hancock Whitney Corp.	4,267	222,524
Bank of Hawaii Corp.	2,607	218,780
Evercore, Inc. — Class A	1,948	216,851
Home BancShares, Inc.	8,837	199,716
Affiliated Managers Group, Inc.	1,208	170,268
Camden Property Trust REIT	967	160,716
Janus Henderson Group plc	4,048	141,761
Wintrust Financial Corp.	1,494	138,837
Synovus Financial Corp.	2,509	122,941
Raymond James Financial, Inc.	926	101,777
First American Financial Corp.	1,532	99,304
Webster Financial Corp.	1,460	81,935
Life Storage, Inc. REIT	348	48,870
Rexford Industrial Realty, Inc. REIT	648	48,334
Total Financial		3,655,645

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 83

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
STYLEPLUS—MID GROWTH FUND

	Shares	Value

Consumer, Cyclical - 3.5%
Gentex Corp.	10,377	$302,697
Williams-Sonoma, Inc.	1,693	245,485
Brunswick Corp.	2,978	240,891
Jack in the Box, Inc.	2,230	208,304
Choice Hotels International, Inc.	1,413	200,307
Boyd Gaming Corp.	2,920	192,078
NVR, Inc.*	41	183,158
Tempur Sealy International, Inc.	6,529	182,290
Dick’s Sporting Goods, Inc.	1,819	181,936
Mattel, Inc.*	7,840	174,126
Deckers Outdoor Corp.*	611	167,273
RH*	435	141,849
AutoNation, Inc.*	1,403	139,711
AutoZone, Inc.*	59	120,630
YETI Holdings, Inc.*	1,800	107,964
Scientific Games Corp. — Class A*	1,815	106,631
Papa John’s International, Inc.	949	99,911
Wingstop, Inc.	851	99,865
Crocs, Inc.*	1,262	96,417
Yum! Brands, Inc.	577	68,392
Victoria’s Secret & Co.*	1,249	64,149
Total Consumer, Cyclical		3,324,064

Basic Materials - 1.6%
Steel Dynamics, Inc.	5,239	437,090
Cleveland-Cliffs, Inc.*	9,733	313,500
Olin Corp.	5,149	269,190
Ingevity Corp.*	3,898	249,745
Valvoline, Inc.	5,190	163,796
Royal Gold, Inc.	1,029	145,377
Total Basic Materials		1,578,698

Energy - 0.9%
Targa Resources Corp.	5,891	444,558
Antero Midstream Corp.	14,590	158,593
CNX Resources Corp.*	4,376	90,671
Murphy Oil Corp.	1,956	79,003
PDC Energy, Inc.	1,037	75,369
Total Energy		848,194

Communications - 0.7%
Ciena Corp.*	3,498	212,084
Motorola Solutions, Inc.	847	205,143
Calix, Inc.*	1,763	75,650
F5, Inc.*	358	74,804
VeriSign, Inc.*	315	70,075
Total Communications		637,756

Total Common Stocks
(Cost $22,930,889)		22,817,532

MUTUAL FUNDS† - 72.4%
Guggenheim Strategy Fund II1	1,379,318	33,862,266
Guggenheim Strategy Fund III[1]	1,363,215	33,589,611
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	205,652	2,013,329
Total Mutual Funds
(Cost $70,413,505)		69,465,206

MONEY MARKET FUND† - 4.1%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.12%[2]	3,921,590	3,921,590
Total Money Market Fund
(Cost $3,921,590)		3,921,590

Total Investments - 100.3%
(Cost $97,265,984)		$96,204,328
Other Assets & Liabilities, net - (0.3)%		(292,256)
Total Net Assets - 100.0%		$95,912,072

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
S&P MidCap 400 Index Mini Futures Contracts	6	Jun 2022	$1,612,620	$89,528
NASDAQ-100 Index Mini Futures Contracts	2	Jun 2022	594,840	73,109
S&P 500 Index Mini Futures Contracts	2	Jun 2022	452,775	36,362
			$2,660,235	$198,999

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements††
Citibank, N.A.	Russell MidCap Growth Index Total Return	Pay	0.63% (Federal Funds Rate + 0.30%)	At Maturity	12/28/22	14,430	$70,486,510	$(9,864,377)

84 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
STYLEPLUS—MID GROWTH FUND

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of March 31, 2022.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2022 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$22,817,532	$—	$—	$22,817,532
Mutual Funds	69,465,206	—	—	69,465,206
Money Market Fund	3,921,590	—	—	3,921,590
Equity Futures Contracts**	198,999	—	—	198,999
Total Assets	$96,403,327	$—	$—	$96,403,327

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$9,864,377	$—	$9,864,377

**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 85

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 31, 2022
STYLEPLUS—MID GROWTH FUND

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles’ annual report on Form N-CSR dated September 30, 2021, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000182126821000490/gugg83048-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended March 31, 2022, in which the company is an affiliated issuer, were as follows:

Security Name	Value 09/30/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/22	Shares 03/31/22	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$35,771,287	$2,257,754	$(3,560,952)	$(21,510)	$(584,313)	$33,862,266	1,379,318	$257,754
Guggenheim Strategy Fund III	34,436,584	5,281,835	(5,442,973)	(18,437)	(667,398)	33,589,611	1,363,215	281,835
Guggenheim Ultra Short Duration Fund — Institutional Class	22,848,856	51,820	(20,747,987)	(75,159)	(64,201)	2,013,329	205,652	51,820
	$93,056,727	$7,591,409	$(29,751,912)	$(115,106)	$(1,315,912)	$69,465,206		$591,409

86 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STYLEPLUS—MID GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2022

Assets:
Investments in unaffiliated issuers, at value (cost $26,852,478)	$26,739,122
Investments in affiliated issuers, at value (cost $70,413,506)	69,465,206
Segregated cash with broker	9,120,000
Prepaid expenses	54,995
Receivables:
Securities sold	720,000
Dividends	107,818
Interest	226
Fund shares sold	203
Total assets	106,207,570

Liabilities:
Unrealized depreciation on OTC swap agreements	9,864,377
Payable for:
Swap settlement	109,504
Securities purchased	92,970
Management fees	59,370
Fund shares redeemed	50,837
Variation margin on futures contracts	38,845
Distribution and service fees	20,321
Fund accounting/administration fees	6,896
Transfer agent/maintenance fees	6,450
Trustees’ fees*	5,794
Miscellaneous	40,134
Total liabilities	10,295,498
Net assets	$95,912,072

Net assets consist of:
Paid in capital	$85,265,702
Total distributable earnings (loss)	10,646,370
Net assets	$95,912,072

A-Class:
Net assets	$93,516,751
Capital shares outstanding	2,101,082
Net asset value per share	$44.51
Maximum offering price per share (Net asset value divided by 95.25%)	$46.73

C-Class:
Net assets	$1,040,911
Capital shares outstanding	42,112
Net asset value per share	$24.72

P-Class:
Net assets	$160,047
Capital shares outstanding	3,655
Net asset value per share	$43.79

Institutional Class:
Net assets	$1,194,363
Capital shares outstanding	26,813
Net asset value per share	$44.54

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended March 31, 2022

Investment Income:
Dividends from securities of unaffiliated issuers	$96,263
Dividends from securities of affiliated issuers	591,409
Interest	401
Total investment income	688,073

Expenses:
Management fees	396,756
Distribution and service fees:
A-Class	128,741
C-Class	5,898
P-Class	279
Transfer agent/maintenance fees:
A-Class	44,892
C-Class	1,765
P-Class	247
Institutional Class	883
Fund accounting/administration fees	38,235
Professional fees	15,204
Trustees’ fees*	10,307
Custodian fees	8,859
Interest expense	7,147
Line of credit fees	1,800
Miscellaneous	38,218
Total expenses	699,231
Less:
Expenses waived by Adviser	(14,512)
Net expenses	684,719
Net investment income	3,354

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	473,338
Investments in affiliated issuers	(115,108)
Swap agreements	22,499,149
Futures contracts	(158,008)
Net realized gain	22,699,371
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(657,435)
Investments in affiliated issuers	(1,315,912)
Swap agreements	(31,630,979)
Futures contracts	198,999
Net change in unrealized appreciation (depreciation)	(33,405,327)
Net realized and unrealized loss	(10,705,956)
Net decrease in net assets resulting from operations	$(10,702,602)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 87

STYLEPLUS—MID GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$3,354	$(51,917)
Net realized gain on investments	22,699,371	20,864,358
Net change in unrealized appreciation (depreciation) on investments	(33,405,327)	7,252,977
Net increase (decrease) in net assets resulting from operations	(10,702,602)	28,065,418

Distributions to shareholders:
A-Class	(6,756,571)	(13,186,487)
C-Class	(132,465)	(336,310)
P-Class	(15,261)	(24,991)
Institutional Class	(94,156)	(238,403)
Total distributions to shareholders	(6,998,453)	(13,786,191)

Capital share transactions:
Proceeds from sale of shares
A-Class	973,648	2,172,972
C-Class	17,179	158,772
P-Class	9,446	79,809
Institutional Class	152,155	682,378
Distributions reinvested
A-Class	6,449,689	12,584,969
C-Class	107,727	278,491
P-Class	15,261	24,991
Institutional Class	89,198	228,045
Cost of shares redeemed
A-Class	(4,733,702)	(10,248,122)
C-Class	(156,549)	(682,043)
P-Class	(59,882)	(7,208)
Institutional Class	(188,523)	(1,020,174)
Net increase from capital share transactions	2,675,647	4,252,880
Net increase (decrease) in net assets	(15,025,408)	18,532,107

Net assets:
Beginning of period	110,937,480	92,405,373
End of period	$95,912,072	$110,937,480

Capital share activity:
Shares sold
A-Class	19,940	43,004
C-Class	648	5,193
P-Class	195	1,640
Institutional Class	2,799	13,400
Shares issued from reinvestment of distributions
A-Class	131,225	260,504
C-Class	3,936	9,761
P-Class	315	525
Institutional Class	1,814	4,727
Shares redeemed
A-Class	(98,023)	(201,221)
C-Class	(5,405)	(23,365)
P-Class	(1,417)	(151)
Institutional Class	(4,174)	(20,266)
Net increase in shares	51,853	93,751

88 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STYLEPLUS—MID GROWTH FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Six Months Ended March 31, 2022[a]	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017
Per Share Data
Net asset value, beginning of period	$52.73	$45.98	$39.64	$49.70	$47.34	$40.52
Income (loss) from investment operations:
Net investment income (loss)[b]	—	(.02)	.19	.45	.41	.34
Net gain (loss) on investments (realized and unrealized)	(4.87)	13.67	7.06	(1.58)	7.70	6.72
Total from investment operations	(4.87)	13.65	7.25	(1.13)	8.11	7.06
Less distributions from:
Net investment income	—	(.20)	(.45)	(.41)	(.24)	(.24)
Net realized gains	(3.35)	(6.70)	(.46)	(8.52)	(5.51)	—
Total distributions	(3.35)	(6.90)	(.91)	(8.93)	(5.75)	(.24)
Net asset value, end of period	$44.51	$52.73	$45.98	$39.64	$49.70	$47.34

Total Return[c]	(9.84%)	31.07%	18.57%	2.34%	18.51%	17.54%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$93,517	$107,983	$89,469	$83,027	$87,509	$77,049
Ratios to average net assets:
Net investment income (loss)	0.01%	(0.04%)	0.46%	1.13%	0.87%	0.78%
Total expenses[d]	1.31%	1.34%	1.45%	1.44%	1.55%	1.45%
Net expenses[e]	1.29%	1.28%	1.40%	1.41%	1.52%	1.42%
Portfolio turnover rate	30%	44%	82%	73%	52%	43%

C-Class	Six Months Ended March 31, 2022[a]	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017
Per Share Data
Net asset value, beginning of period	$30.92	$29.40	$25.66	$35.78	$35.64	$30.58
Income (loss) from investment operations:
Net investment income (loss)[b]	(.13)	(.29)	(.10)	.08	.02	(.03)
Net gain (loss) on investments (realized and unrealized)	(2.72)	8.51	4.53	(1.68)	5.63	5.09
Total from investment operations	(2.85)	8.22	4.43	(1.60)	5.65	5.06
Less distributions from:
Net investment income	—	—	(.23)	—	—	—
Net realized gains	(3.35)	(6.70)	(.46)	(8.52)	(5.51)	—
Total distributions	(3.35)	(6.70)	(.69)	(8.52)	(5.51)	—
Net asset value, end of period	$24.72	$30.92	$29.40	$25.66	$35.78	$35.64

Total Return[c]	(10.27%)	29.88%	17.53%	1.46%	17.51%	16.55%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,041	$1,327	$1,510	$1,683	$1,849	$3,984
Ratios to average net assets:
Net investment income (loss)	(0.95%)	(0.94%)	(0.39%)	0.30%	0.05%	(0.08%)
Total expenses[d]	2.28%	2.26%	2.32%	2.27%	2.33%	2.31%
Net expenses[e]	2.25%	2.20%	2.28%	2.24%	2.30%	2.27%
Portfolio turnover rate	30%	44%	82%	73%	52%	43%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 89

STYLEPLUS—MID GROWTH FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

P-Class	Six Months Ended March 31, 2022[a]	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017
Per Share Data
Net asset value, beginning of period	$51.96	$45.45	$39.17	$49.12	$46.83	$40.27
Income (loss) from investment operations:
Net investment income (loss)[b]	(.03)	(.07)	.15	.41	.32	.24
Net gain (loss) on investments (realized and unrealized)	(4.79)	13.51	6.99	(1.58)	7.61	6.65
Total from investment operations	(4.82)	13.44	7.14	(1.17)	7.93	6.89
Less distributions from:
Net investment income	—	(.23)	(.40)	(.26)	(.13)	(.33)
Net realized gains	(3.35)	(6.70)	(.46)	(8.52)	(5.51)	—
Total distributions	(3.35)	(6.93)	(.86)	(8.78)	(5.64)	(.33)
Net asset value, end of period	$43.79	$51.96	$45.45	$39.17	$49.12	$46.83

Total Return	(9.89%)	30.92%	18.48%	2.22%	18.26%	17.27%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$160	$237	$116	$93	$125	$121
Ratios to average net assets:
Net investment income (loss)	(0.13%)	(0.14%)	0.36%	1.04%	0.67%	0.55%
Total expenses[d]	1.45%	1.43%	1.54%	1.55%	1.68%	1.66%
Net expenses[e]	1.42%	1.37%	1.50%	1.51%	1.64%	1.63%
Portfolio turnover rate	30%	44%	82%	73%	52%	43%

90 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STYLEPLUS—MID GROWTH FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Six Months Ended March 31, 2022[a]	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017
Per Share Data
Net asset value, beginning of period	$52.71	$45.98	$39.64	$49.80	$47.48	$40.59
Income (loss) from investment operations:
Net investment income (loss)[b]	.06	.07	.24	.51	.53	.42
Net gain (loss) on investments (realized and unrealized)	(4.88)	13.65	7.09	(1.63)	7.71	6.78
Total from investment operations	(4.82)	13.72	7.33	(1.12)	8.24	7.20
Less distributions from:
Net investment income	—	(.29)	(.53)	(.52)	(.41)	(.31)
Net realized gains	(3.35)	(6.70)	(.46)	(8.52)	(5.51)	—
Total distributions	(3.35)	(6.99)	(.99)	(9.04)	(5.92)	(.31)
Net asset value, end of period	$44.54	$52.71	$45.98	$39.64	$49.80	$47.48

Total Return	(9.75%)	31.26%	18.79%	2.42%	18.77%	17.88%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,194	$1,390	$1,311	$972	$875	$1,743
Ratios to average net assets:
Net investment income (loss)	0.23%	0.14%	0.58%	1.28%	1.11%	0.95%
Total expenses[d]	1.10%	1.17%	1.26%	1.31%	1.26%	1.26%
Net expenses[e]	1.07%	1.11%	1.22%	1.28%	1.23%	1.22%
Portfolio turnover rate	30%	44%	82%	73%	52%	43%

[a]	Unaudited figures for the period ended March 31, 2022. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 91

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2022

WORLD EQUITY INCOME FUND

OBJECTIVE: Seeks to provide total return, comprised of capital appreciation and income.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

COUNTRY DIVERSIFICATION

Country	% of Long-Term Investments
United States	64.2%
United Kingdom	6.1%
Japan	5.2%
Canada	5.1%
Australia	3.4%
France	3.3%
Italy	2.4%
Other	10.3%
Total Long-Term Investments	100.0%

Inception Dates:
A-Class	October 1, 1993
C-Class	January 29, 1999
P-Class	May 1, 2015
Institutional Class	May 2, 2011

Ten Largest Holdings	% of Total Net Assets
Apple, Inc.	3.0%
Microsoft Corp.	2.9%
Alphabet, Inc. — Class C	2.3%
Amazon.com, Inc.	1.9%
Johnson & Johnson	1.5%
AbbVie, Inc.	1.3%
Home Depot, Inc.	1.1%
Bristol-Myers Squibb Co.	1.1%
Verizon Communications, Inc.	1.1%
Intel Corp.	1.1%
Top Ten Total	17.3%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

92 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	March 31, 2022

Average Annual Returns*

Periods Ended March 31, 2022

	6 Month†	1 Year	5 Year	10 Year
A-Class Shares	4.53%	7.07%	9.06%	8.36%
A-Class Shares with sales charge‡	(0.42%)	1.99%	8.01%	7.83%
C-Class Shares	4.10%	6.32%	8.23%	7.55%
C-Class Shares with CDSC§	3.32%	5.53%	8.23%	7.55%
Institutional Class Shares	4.68%	7.37%	9.34%	8.65%
MSCI World Index	2.21%	10.12%	12.42%	10.88%

	6 Month†	1 Year	5 Year	Since Inception (05/01/15)
P-Class Shares	4.48%	7.04%	9.05%	7.84%
MSCI World Index	2.21%	10.12%	12.42%	10.01%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The MSCI World Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	6 month returns are not annualized.
‡

Effective February 22, 2011, the maximum sales charge decreased from 5.75% to 4.75%. A 5.75% maximum sales charge is used in the calculation of the 1 Year, 5 Year and 10 Year average annual returns (based on subscriptions made prior to February 22, 2011), and a 4.75% maximum sales charge will be used to calculate performance for periods based on subscriptions made on or after February 22, 2011.

§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 93

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022
WORLD EQUITY INCOME FUND

	Shares	Value
COMMON STOCKS† - 98.1%

Financial - 17.1%
Prudential Financial, Inc.	3,990	$471,498
Allstate Corp.	3,384	468,718
AXA S.A.††	15,200	445,095
Australia & New Zealand Banking Group Ltd.††	20,200	414,000
BNP Paribas S.A.††	6,700	382,977
Assicurazioni Generali SpA††	16,000	366,058
Swiss Re AG††	3,800	361,800
JPMorgan Chase & Co.	2,369	322,942
Banco Santander S.A.††	90,200	306,760
American Tower Corp. — Class A REIT	1,142	286,893
National Australia Bank Ltd.††	11,900	286,547
Travelers Companies, Inc.	1,560	285,059
Goldman Sachs Group, Inc.	830	273,983
Swedbank AB — Class A††	18,100	270,330
Vornado Realty Trust REIT	5,800	262,856
Canadian Apartment Properties REIT	6,000	257,559
Dexus REIT††	30,500	249,011
CNP Assurances††	10,307	248,205
EXOR N.V.††	3,200	243,332
Phoenix Group Holdings plc††	30,100	241,079
Amundi S.A.††,1	3,500	239,400
GPT Group REIT††	59,806	230,736
Sumitomo Mitsui Financial Group, Inc.††	7,100	224,309
Truist Financial Corp.	3,462	196,295
Credit Agricole S.A.††	16,000	191,231
Western Union Co.	8,000	149,920
Essex Property Trust, Inc. REIT	432	149,247
Zurich Insurance Group AG††	300	148,196
Societe Generale S.A.††	5,000	134,075
Mediobanca Banca di Credito Finanziario SpA††	13,000	131,408
Public Storage REIT	329	128,402
AvalonBay Communities, Inc. REIT	500	124,185
KBC Group N.V.††	1,700	122,008
Gjensidige Forsikring ASA††	4,700	116,577
NN Group N.V.††	2,000	101,386
Mizuho Financial Group, Inc.††	7,800	99,506
Wendel S.A.††	900	91,676
Total Financial		9,023,259

Consumer, Non-cyclical - 16.6%
Johnson & Johnson	4,460	790,446
AbbVie, Inc.	4,089	662,868
Bristol-Myers Squibb Co.	8,212	599,722
Philip Morris International, Inc.	5,898	554,058
Merck & Company, Inc.	6,427	527,335
Amgen, Inc.	2,045	494,522
Cigna Corp.	2,001	479,460
McKesson Corp.	1,500	459,195
AmerisourceBergen Corp. — Class A	2,877	445,101
Unilever plc††	9,500	431,263
Gilead Sciences, Inc.	6,746	401,050
CVS Health Corp.	3,677	372,149
Cardinal Health, Inc.	6,425	364,298
Kellogg Co.	5,611	361,853
Imperial Brands plc††	16,900	355,883
Japan Tobacco, Inc.††	20,300	346,723
Altria Group, Inc.	5,600	292,600
Automatic Data Processing, Inc.	1,000	227,540
Archer-Daniels-Midland Co.	2,381	214,909
Medipal Holdings Corp.††	12,300	202,414
Viatris, Inc.	9,500	103,360
Tyson Foods, Inc. — Class A	1,000	89,630
Total Consumer, Non-cyclical		8,776,379

Technology - 15.0%
Apple, Inc.	8,985	1,568,871
Microsoft Corp.	5,045	1,555,424
Intel Corp.	11,294	559,731
Accenture plc — Class A	1,594	537,545
Texas Instruments, Inc.	2,857	524,202
Oracle Corp.	5,326	440,620
International Business Machines Corp.	3,375	438,817
HP, Inc.	11,186	406,052
Broadridge Financial Solutions, Inc.	2,567	399,707
NetApp, Inc.	4,319	358,477
Hewlett Packard Enterprise Co.	20,732	346,432
NVIDIA Corp.	1,046	285,411
KLA Corp.	627	229,520
Broadcom, Inc.	300	188,904
Intuit, Inc.	220	105,785
Total Technology		7,945,498

Communications - 12.4%
Alphabet, Inc. — Class C*	428	1,195,400
Amazon.com, Inc.*	302	984,505
Verizon Communications, Inc.	10,990	559,831
Motorola Solutions, Inc.	1,744	422,397
Comcast Corp. — Class A	8,800	412,016
Nippon Telegraph & Telephone Corp.††	14,000	406,811
Thomson Reuters Corp.	3,296	357,948
Cisco Systems, Inc.	6,100	340,136
Liberty Global plc — Class C*	11,387	295,037
Omnicom Group, Inc.	3,000	254,640
Corning, Inc.	6,800	250,988
Sirius XM Holdings, Inc.	36,100	238,982
HKT Trust & HKT Ltd.††	151,200	207,330
Liberty Media Corporation-Liberty SiriusXM — Class C*	4,000	182,920
KDDI Corp.††	4,000	131,165
CDW Corp.	700	125,223
Telenor ASA††	6,600	94,731
Meta Platforms, Inc. — Class A*	354	78,715
Total Communications		6,538,775

Consumer, Cyclical - 10.5%
Home Depot, Inc.	2,028	607,041
McDonald’s Corp.	2,040	504,451
Mitsubishi Corp.††	11,900	446,631
Tesla, Inc.*	411	442,894

94 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
WORLD EQUITY INCOME FUND

	Shares	Value
PACCAR, Inc.	4,607	$405,738
Genuine Parts Co.	2,900	365,458
Cummins, Inc.	1,545	316,895
Best Buy Company, Inc.	3,316	301,425
Dollar General Corp.	1,349	300,328
Hasbro, Inc.	3,512	287,703
Whirlpool Corp.	1,449	250,358
Newell Brands, Inc.	10,700	229,087
Lear Corp.	1,600	228,144
Lowe’s Companies, Inc.	1,045	211,289
BorgWarner, Inc.	4,807	186,992
Walgreens Boots Alliance, Inc.	4,100	183,557
ITOCHU Corp.††	4,900	165,770
Lawson, Inc.††	3,100	118,684
Total Consumer, Cyclical		5,552,445

Industrial - 8.4%
Waste Connections, Inc.	3,282	458,495
Lockheed Martin Corp.	1,026	452,876
Northrop Grumman Corp.	925	413,679
Packaging Corporation of America	2,575	401,983
3M Co.	2,657	395,574
TE Connectivity Ltd.	2,672	349,979
CK Infrastructure Holdings Ltd.††	44,900	300,165
Aurizon Holdings Ltd.††	108,600	298,562
Amcor plc	26,100	295,713
Arrow Electronics, Inc.*	2,100	249,123
Poste Italiane SpA††,1	21,286	241,464
Illinois Tool Works, Inc.	1,143	239,344
Kyocera Corp.††	3,700	207,079
BAE Systems plc††	13,000	122,055
Total Industrial		4,426,091

Utilities - 6.4%
Southern Co.	6,950	503,945
National Grid plc††	25,800	396,431
SSE plc††	15,900	363,195
Exelon Corp.	6,567	312,786
Hong Kong & China Gas Company Ltd.††	250,000	301,996
EDP - Energias de Portugal S.A.††	54,200	266,842
Endesa S.A.††	11,000	239,908
UGI Corp.	6,324	229,055
CLP Holdings Ltd.††	22,000	214,069
Power Assets Holdings Ltd.	28,800	187,701
Snam SpA††	31,200	179,967
Consolidated Edison, Inc.	1,221	115,604
Chubu Electric Power Company, Inc.††	8,500	87,986
Total Utilities		3,399,485

Basic Materials - 6.3%
Rio Tinto plc††	6,700	535,552
Fortescue Metals Group Ltd.††	32,900	505,833
LyondellBasell Industries N.V. — Class A	4,608	473,795
Steel Dynamics, Inc.	5,485	457,614
International Paper Co.	8,210	378,891
Celanese Corp. — Class A	2,363	337,602
Nutrien Ltd.	2,844	294,046
Eastman Chemical Co.	2,200	246,532
Solvay S.A.*,††	1,000	98,583
Total Basic Materials		3,328,448

Energy - 5.4%
Suncor Energy, Inc.	15,659	509,934
BP plc††	88,700	434,782
TC Energy Corp.	7,600	428,766
Tourmaline Oil Corp.	8,021	369,664
Eni SpA††	24,000	350,096
ENEOS Holdings, Inc.††	80,000	299,140
Valero Energy Corp.	1,722	174,852
Phillips 66	1,617	139,693
Repsol S.A.††	9,500	124,477
Total Energy		2,831,404

Total Common Stocks
(Cost $48,469,993)		51,821,784

EXCHANGE-TRADED FUNDS† - 0.8%
iShares MSCI EAFE ETF	2,966	218,298
SPDR S&P 500 ETF Trust	452	204,141
Total Exchange-Traded Funds
(Cost $409,435)		422,439

MONEY MARKET FUND† - 0.3%
Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.16%[2]	179,725	179,725
Total Money Market Fund
(Cost $179,725)		179,725

Total Investments - 99.2%
(Cost $49,059,153)		$52,423,948
Other Assets & Liabilities, net - 0.8%		401,196
Total Net Assets - 100.0%		$52,825,144

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 95

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 31, 2022
WORLD EQUITY INCOME FUND

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Currency Futures Contracts Sold Short†
Japanese Yen Futures Contracts	28	Jun 2022	$2,880,500	$73,407
British Pound Futures Contracts	35	Jun 2022	2,872,844	8,080
			$5,753,344	$81,487

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]

Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $480,864 (cost $558,603), or 0.9% of total net assets.

[2]	Rate indicated is the 7-day yield as of March 31, 2022.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2022 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$37,700,495	$14,121,289	$—	$51,821,784
Exchange-Traded Funds	422,439	—	—	422,439
Money Market Fund	179,725	—	—	179,725
Currency Futures Contracts**	81,487	—	—	81,487
Total Assets	$38,384,146	$14,121,289	$—	$52,505,435

**	This derivative is reported as unrealized appreciation/depreciation at period end.

96 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

WORLD EQUITY INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2022

Assets:
Investments, at value (cost $49,059,153)	$52,423,948
Foreign currency, at value (cost 45,362)	43,214
Cash	172
Segregated cash with broker	168,000
Prepaid expenses	44,392
Receivables:
Dividends	162,721
Foreign tax reclaims	73,770
Fund shares sold	9,246
Interest	14
Total assets	52,925,477

Liabilities:
Payable for:
Management fees	24,688
Professional fees	19,341
Distribution and service fees	11,899
Trustees’ fees*	10,663
Fund shares redeemed	8,627
Distributions to shareholders	6,380
Transfer agent/maintenance fees	4,900
Fund accounting/administration fees	4,547
Variation margin on futures contracts	525
Miscellaneous	8,763
Total liabilities	100,333
Net assets	$52,825,144

Net assets consist of:
Paid in capital	$48,162,175
Total distributable earnings (loss)	4,662,969
Net assets	$52,825,144

A-Class:
Net assets	$44,105,772
Capital shares outstanding	2,883,104
Net asset value per share	$15.30
Maximum offering price per share (Net asset value divided by 95.25%)	$16.06

C-Class:
Net assets	$3,235,113
Capital shares outstanding	259,034
Net asset value per share	$12.49

P-Class:
Net assets	$111,509
Capital shares outstanding	7,202
Net asset value per share	$15.48

Institutional Class:
Net assets	$5,372,750
Capital shares outstanding	353,791
Net asset value per share	$15.19

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended March 31, 2022

Investment Income:
Dividends (net of foreign withholding tax of $42,877)	$719,409
Total investment income	719,409

Expenses:
Management fees	183,245
Distribution and service fees:
A-Class	56,127
C-Class	16,249
P-Class	146
Transfer agent/maintenance fees:
A-Class	17,292
C-Class	2,874
P-Class	157
Institutional Class	1,526
Registration fees	33,869
Fund accounting/administration fees	20,948
Professional fees	17,920
Trustees’ fees*	8,084
Custodian fees	6,247
Line of credit fees	812
Interest expense	49
Miscellaneous	2,518
Total expenses	368,063
Less:
Expenses reimbursed by Adviser:
A-Class	(17,290)
C-Class	(2,875)
P-Class	(157)
Institutional Class	(1,526)
Expenses waived by Adviser	(22,804)
Total waived/reimbursed expenses	(44,652)
Net expenses	323,411
Net investment income	395,998

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,337,752
Futures contracts	(128,777)
Foreign currency transactions	(5,829)
Net realized gain	1,203,146
Net change in unrealized appreciation (depreciation) on:
Investments	609,794
Futures contracts	93,085
Foreign currency translations	(6,177)
Net change in unrealized appreciation (depreciation)	696,702
Net realized and unrealized gain	1,899,848
Net increase in net assets resulting from operations	$2,295,846

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 97

WORLD EQUITY INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021
Increase (Decrease) in Net Assets from Operations:
Net investment income	$395,998	$762,622
Net realized gain on investments	1,203,146	12,880,078
Net change in unrealized appreciation (depreciation) on investments	696,702	(2,137,068)
Net increase in net assets resulting from operations	2,295,846	11,505,632

Distributions to shareholders:
A-Class	(10,213,331)	(878,652)
C-Class	(846,472)	(42,902)
P-Class	(27,308)	(2,092)
Institutional Class	(888,161)	(67,115)
Total distributions to shareholders	(11,975,272)	(990,761)

Capital share transactions:
Proceeds from sale of shares
A-Class	738,218	2,117,138
C-Class	179,742	593,534
P-Class	90	21,774
Institutional Class	3,267,480	628,784
Distributions reinvested
A-Class	9,743,221	847,352
C-Class	843,131	42,591
P-Class	27,308	2,092
Institutional Class	882,778	66,615
Cost of shares redeemed
A-Class	(2,500,286)	(5,732,483)
C-Class	(306,698)	(984,650)
P-Class	(11,878)	(19,188)
Institutional Class	(1,028,274)	(839,632)
Net increase (decrease) from capital share transactions	11,834,832	(3,256,073)
Net increase in net assets	2,155,406	7,258,798

Net assets:
Beginning of period	50,669,738	43,410,940
End of period	$52,825,144	$50,669,738

Capital share activity:
Shares sold
A-Class	44,563	116,957
C-Class	13,979	38,329
P-Class	5	1,170
Institutional Class	204,809	35,268
Shares issued from reinvestment of distributions
A-Class	620,082	46,434
C-Class	65,729	2,739
P-Class	1,717	113
Institutional Class	56,595	3,667
Shares redeemed
A-Class	(148,544)	(318,411)
C-Class	(22,204)	(64,340)
P-Class	(747)	(1,237)
Institutional Class	(68,002)	(46,787)
Net increase (decrease) in shares	767,982	(186,098)

98 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

WORLD EQUITY INCOME FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Six Months Ended March 31, 2022[a]	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017
Per Share Data
Net asset value, beginning of period	$18.73	$15.03	$15.26	$15.77	$14.84	$13.54
Income (loss) from investment operations:
Net investment income (loss)[b]	.13	.28	.20	.35	.23	.31
Net gain (loss) on investments (realized and unrealized)	.81	3.79	(.12)[h]	(.36)	.95	1.34
Total from investment operations	.94	4.07	.08	(.01)	1.18	1.65
Less distributions from:
Net investment income	(.15)	(.34)	(.27)	(.37)	(.25)	(.35)
Net realized gains	(4.22)	(.03)	(.04)	(.13)	—	—
Total distributions	(4.37)	(.37)	(.31)	(.50)	(.25)	(.35)
Net asset value, end of period	$15.30	$18.73	$15.03	$15.26	$15.77	$14.84

Total Return[c]	4.53%	27.13%	0.60%	0.14%	8.01%	12.31%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$44,106	$44,337	$37,911	$60,639	$67,679	$80,598
Ratios to average net assets:
Net investment income (loss)	1.52%	1.55%	1.36%	2.39%	1.48%	2.23%
Total expenses[d]	1.37%	1.45%	1.48%	1.37%	1.37%	1.34%
Net expenses[e,f,g]	1.21%	1.21%	1.22%	1.22%	1.22%	1.24%
Portfolio turnover rate	88%	191%	192%	127%	125%	94%

C-Class	Six Months Ended March 31, 2022[a]	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017
Per Share Data
Net asset value, beginning of period	$16.03	$12.87	$13.06	$13.53	$12.72	$11.63
Income (loss) from investment operations:
Net investment income (loss)[b]	.06	.13	.08	.21	.09	.19
Net gain (loss) on investments (realized and unrealized)	.70	3.24	(.10)[h]	(.33)	.83	1.13
Total from investment operations	.76	3.37	(.02)	(.12)	.92	1.32
Less distributions from:
Net investment income	(.08)	(.18)	(.13)	(.22)	(.11)	(.23)
Net realized gains	(4.22)	(.03)	(.04)	(.13)	—	—
Total distributions	(4.30)	(.21)	(.17)	(.35)	(.11)	(.23)
Net asset value, end of period	$12.49	$16.03	$12.87	$13.06	$13.53	$12.72

Total Return[c]	4.10%	26.22%	(0.13%)	(0.69%)	7.27%	11.46%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,235	$3,230	$2,893	$3,366	$4,215	$6,449
Ratios to average net assets:
Net investment income (loss)	0.78%	0.81%	0.67%	1.64%	0.71%	1.53%
Total expenses[d]	2.22%	2.28%	2.40%	2.28%	2.18%	2.19%
Net expenses[e,f,g]	1.96%	1.96%	1.97%	1.97%	1.97%	1.99%
Portfolio turnover rate	88%	191%	192%	127%	125%	94%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 99

WORLD EQUITY INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

P-Class	Six Months Ended March 31, 2022[a]	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017
Per Share Data
Net asset value, beginning of period	$18.91	$15.17	$15.38	$15.92	$15.08	$13.73
Income (loss) from investment operations:
Net investment income (loss)[b]	.13	.30	.20	.36	.24	.33
Net gain (loss) on investments (realized and unrealized)	.81	3.80	(.11)[h]	(.39)	.95	1.35
Total from investment operations	.94	4.10	.09	(.03)	1.19	1.68
Less distributions from:
Net investment income	(.15)	(.33)	(.26)	(.38)	(.35)	(.33)
Net realized gains	(4.22)	(.03)	(.04)	(.13)	—	—
Total distributions	(4.37)	(.36)	(.30)	(.51)	(.35)	(.33)
Net asset value, end of period	$15.48	$18.91	$15.17	$15.38	$15.92	$15.08

Total Return	4.48%	27.10%	0.66%	0.06%	7.99%	12.32%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$112	$118	$94	$129	$195	$355
Ratios to average net assets:
Net investment income (loss)	1.52%	1.61%	1.36%	2.38%	1.50%	2.28%
Total expenses[d]	1.56%	1.53%	1.56%	1.44%	1.40%	1.76%
Net expenses[e,f,g]	1.21%	1.21%	1.22%	1.22%	1.22%	1.24%
Portfolio turnover rate	88%	191%	192%	127%	125%	94%

100 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

WORLD EQUITY INCOME FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Six Months Ended March 31, 2022[a]	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017
Per Share Data
Net asset value, beginning of period	$18.61	$14.94	$15.16	$15.71	$14.74	$13.44
Income (loss) from investment operations:
Net investment income (loss)[b]	.16	.33	.25	.39	.29	.35
Net gain (loss) on investments (realized and unrealized)	.80	3.75	(.13)[h]	(.37)	.93	1.33
Total from investment operations	.96	4.08	.12	.02	1.22	1.68
Less distributions from:
Net investment income	(.16)	(.38)	(.30)	(.44)	(.25)	(.38)
Net realized gains	(4.22)	(.03)	(.04)	(.13)	—	—
Total distributions	(4.38)	(.41)	(.34)	(.57)	(.25)	(.38)
Net asset value, end of period	$15.19	$18.61	$14.94	$15.16	$15.71	$14.74

Total Return	4.68%	27.38%	0.92%	0.40%	8.34%	12.61%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,373	$2,985	$2,513	$3,458	$19,589	$3,734
Ratios to average net assets:
Net investment income (loss)	1.96%	1.82%	1.66%	2.67%	1.85%	2.50%
Total expenses[d]	1.12%	1.21%	1.50%	1.17%	1.02%	1.09%
Net expenses[e,f,g]	0.96%	0.96%	0.97%	0.97%	0.97%	0.98%
Portfolio turnover rate	88%	191%	192%	127%	125%	94%

[a]	Unaudited figures for the period ended March 31, 2022. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements for the periods presented was as follows:

	03/31/22[a]	09/30/21	09/30/20	09/30/19	09/30/18	09/30/17
A-Class	—	—	—	0.00%*	0.00%*	0.01%
C-Class	—	—	—	—	0.00%*	0.01%
P-Class	—	—	—	—	—	—
Institutional Class	—	0.02%	—	—	0.02%	0.03%

*	Less than 0.01%.

[g]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the periods presented would be:

	03/31/22[a]	09/30/21	09/30/20	09/30/19	09/30/18	09/30/17
A-Class	1.21%	1.21%	1.22%	1.22%	1.22%	1.22%
C-Class	1.95%	1.96%	1.97%	1.97%	1.97%	1.97%
P-Class	1.21%	1.21%	1.22%	1.22%	1.22%	1.22%
Institutional Class	0.96%	0.96%	0.97%	0.97%	0.97%	0.96%

[h]

The amount shown for a share outstanding throughout the year does not agree with the aggregate net gain on investments for the year because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 101

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

Guggenheim Funds Trust (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate fund (each, a “Fund”). The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each Fund separately.

The Trust offers a combination of five separate classes of shares: A-Class shares, C-Class shares, P-Class shares, R6-Class shares and Institutional Class shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share (“NAV”), with the exception of A-Class shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% contingent deferred sales charge (“CDSC”), if shares are redeemed within 12 months of purchase. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase. C-Class shares of each Fund automatically convert to A-Class shares of the same Fund on or about the 10th day of the month following the 10-year anniversary of the purchase of the C-Class shares. This conversion will be executed without any sales charge, fee or other charge. After the conversion is completed, the shares will be subject to all features and expenses of A-Class shares. Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, endowments, foundations and corporations. Institutional Class shares require a minimum initial investment of $2 million and a minimum account balance of $1 million. R6-Class shares are offered primarily through qualified retirement and benefit plans. R6-Class shares are also offered through certain other plans and platforms sponsored by financial intermediaries. Certain institutional investors and others deemed appropriate by Guggenheim Investments (“GI”) may also be eligible to purchase R6-Class shares subject to a $2 million minimum initial investment. At March 31, 2022, the Trust consisted of nineteen funds.

This report covers the following funds (collectively, the “Funds”):

Fund Name	Investment Company Type
Alpha Opportunity Fund	Diversified
Large Cap Value Fund	Diversified
Market Neutral Real Estate Fund	Non-diversified
Risk Managed Real Estate Fund	Diversified
Small Cap Value Fund	Diversified
StylePlus—Large Core Fund	Diversified
StylePlus—Mid Growth Fund	Diversified
World Equity Income Fund	Diversified

At March 31, 2022, A-Class, C-Class, P-Class and Institutional Class shares have been issued by the Funds.

Security Investors, LLC and Guggenheim Partners Investment Management, LLC (“GPIM”), which operate under the name Guggenheim Investments, provides advisory services. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI and GFD are affiliated entities.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The NAV of each Class of a fund is calculated by dividing the market value of a fund’s securities and other assets, less all liabilities, attributable to the Class by the number of outstanding shares of the Class.

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds’ securities and/or other assets.

Valuations of the Funds’ securities and other assets are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System shall generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there is no sale on the valuation date, exchange-traded U.S. equity securities will be valued on the basis of the last bid price.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, under the Valuation Procedures, the Valuation Committee and GI are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Open-end investment companies are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are valued at the last quoted sale price.

The value of futures contracts is accounted for using the unrealized appreciation or depreciation on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The values of swap agreements entered into by a fund are accounted for using the unrealized appreciation or depreciation on the agreements that are determined by marking the agreements to the last quoted value of the index or other underlying position that the swaps pertain to at the close price from the applicable exchange.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by GI, subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value”. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis.

In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

(b) Short Sales

When a Fund engages in a short sale of a security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of cash and/or securities as collateral for short sales.

Fees, if any, paid to brokers to borrow securities in connection with short sales are recorded as interest expense. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the obligation to the lender and record this as an expense. Short dividend or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. The Fund may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short.

(c) Futures Contracts

Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the

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contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(d) Swap Agreements

Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized appreciation or depreciation. Payments received or made as a result of an agreement or termination of an agreement are recognized as realized gains or losses.

(e) Currency Translations

The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation, or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

The Funds do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized gain or loss and unrealized appreciation or depreciation on investments.

Reported net realized foreign exchange gains and losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized appreciation and depreciation arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

(f) Foreign Taxes

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income and foreign taxes on capital gains from sales of investments are included with the net realized gain (loss) on investments. Foreign taxes payable or deferred as of March 31, 2022, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

(g) Security Transactions

Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as a reduction to cost if the securities are still held and as realized gains if no longer held in the respective Fund. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Amendment fees are earned as compensation for evaluating and accepting changes to the original loan agreement and are recognized when received. Dividend income from Real Estate Investment Trusts (“REITs”) is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to realized gains. The actual amounts of income, return of capital, and realized gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

(h) Distributions

Dividends from net investment income are declared quarterly in the World Equity Income Fund and Risk Managed Real Estate Fund. Dividends are reinvested in additional shares, unless shareholders request payment in cash. Distributions of net investment income in the remaining Funds and distributions of net realized gains, if any, in all Funds are declared at least annually and recorded on the ex-dividend date and are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

(i) Class Allocations

Interest and dividend income, most expenses, all realized gains and losses, and all unrealized appreciation and depreciation are allocated to the classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution and service fees are charged directly to specific classes. In addition, certain expenses have been allocated to the individual Funds in the Trust based on the respective net assets of each Fund included in the Trust.

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(j) Earnings Credits

Under the fee arrangement with the custodian, the Funds may earn credits based on overnight custody cash balances. These credits are utilized to reduce related custodial expenses. The custodian fees disclosed in the Statements of Operations are before the reduction in expense from the related earnings credits, if any. Earnings credits for the period ended March 31, 2022, are disclosed in the Statements of Operations.

(k) Cash

The Funds may leave cash overnight in their cash account with the custodian. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 0.33% at March 31, 2022.

(l) Indemnifications

Under the Funds’ organizational documents, the Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Note 2 – Financial Instruments and Derivatives

As part of their investment strategy, the Funds may utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of amounts recognized on the Statements of Assets and Liabilities. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Financial Statements.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds may utilize derivatives for the following purposes:

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

For any Fund whose investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

Futures Contracts

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as segregated cash with broker on the Statements of Assets and Liabilities; securities held as collateral are noted on the Schedules of Investments.

The following table represents the Funds’ use and volume of futures on a monthly basis:

		Average Notional Amount
Fund	Use	Long	Short
StylePlus—Large Core Fund	Index exposure	$4,333,315	$—
StylePlus—Mid Growth Fund	Index exposure	2,495,863	—
World Equity Income Fund	Hedge	—	3,005,388

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing over-the-counter (“OTC”) swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return and custom basket swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as an index or custom basket of securities) for a fixed or variable interest rate. Total return and custom basket swaps will usually be computed based on the current value of the reference asset as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing total return or custom basket swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying reference asset declines in value.

The following table represents the Funds’ use and volume of total return swaps on a monthly basis:

		Average Notional Amount
Fund	Use	Long	Short
StylePlus—Large Core Fund	Index exposure	$217,564,656	$—
StylePlus—Mid Growth Fund	Index exposure	83,237,258	—

The following table represents the Funds’ use and volume of custom basket swaps on a monthly basis:

		Average Notional Amount
Fund	Use	Long	Short
Alpha Opportunity Fund	Hedge, Leverage	$16,617,905	$29,441,488
Market Neutral Real Estate Fund	Hedge	—	41,079,540
Risk Managed Real Estate Fund	Hedge, Leverage	139,303,817	107,753,025

Derivative Investment Holdings Categorized by Risk Exposure

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of March 31, 2022:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Currency/Equity futures contracts		Variation margin on futures contracts
Equity swap contracts	Unrealized appreciation on OTC swap agreements	Unrealized depreciation on OTC swap agreements

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following tables set forth the fair value of the Funds’ derivative investments categorized by primary risk exposure at March 31, 2022:

Asset Derivative Investments Value
Fund	Futures Equity Risk*	Swaps Equity Risk	Futures Foreign Currency Exchange Risk*	Total Value at March 31, 2022
Alpha Opportunity Fund	$—	$398,946	$—	$398,946
Risk Managed Real Estate Fund	—	16,378,109	—	16,378,109
StylePlus—Large Core Fund	123,019	—	—	123,019
StylePlus—Mid Growth Fund	198,999	—	—	198,999
World Equity Income Fund	—	—	81,487	81,487

Liability Derivative Investments Value
Fund	Futures Equity Risk*	Swaps Equity Risk	Futures Foreign Currency Exchange Risk*	Total Value at March 31, 2022
Alpha Opportunity Fund	$—	$900,352	$—	$900,352
Market Neutral Real Estate Fund	—	1,896,500	—	1,896,500
Risk Managed Real Estate Fund	—	2,132,072	—	2,132,072
StylePlus—Large Core Fund	—	712,121	—	712,121
StylePlus—Mid Growth Fund	—	9,864,377	—	9,864,377

*

Includes cumulative appreciation (depreciation) of exchange-traded, OTC and centrally-cleared derivatives contracts as reported on the Schedules of Investments. For exchange-traded and centrally-cleared derivatives, variation margin is reported within the Statements of Assets and Liabilities.

The following is a summary of the location of derivative investments on the Funds’ Statements of Operations for the period ended March 31, 2022:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Currency/Equity futures contracts	Net realized gain (loss) on futures contracts
Net change in unrealized appreciation (depreciation) on futures contracts
Equity swap contracts	Net realized gain (loss) on swap agreements
Net change in unrealized appreciation (depreciation) on swap agreements

The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Statements of Operations categorized by primary risk exposure for the period ended March 31, 2022:

Realized Gain (Loss) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Risk	Swaps Equity Risk	Futures Foreign Currency Exchange Risk	Total
Alpha Opportunity Fund	$—	$(589,102)	$—	$(589,102)
Market Neutral Real Estate Fund	—	(3,440,763)	—	(3,440,763)
Risk Managed Real Estate Fund	—	(2,430,728)	—	(2,430,728)
StylePlus—Large Core Fund	(187,364)	64,631,902	—	64,444,538
StylePlus—Mid Growth Fund	(158,008)	22,499,149	—	22,341,141
World Equity Income Fund	—	—	(128,777)	(128,777)

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Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Risk	Swaps Equity Risk	Futures Foreign Currency Exchange Risk	Total
Alpha Opportunity Fund	$—	$(228,495)	$—	$(228,495)
Market Neutral Real Estate Fund	—	250,800	—	250,800
Risk Managed Real Estate Fund	—	5,343,285	—	5,343,285
StylePlus—Large Core Fund	318,910	(52,864,815)	—	(52,545,905)
StylePlus—Mid Growth Fund	198,999	(31,630,979)	—	(31,431,980)
World Equity Income Fund	—	—	93,085	93,085

In conjunction with short sales and the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.

Foreign Investments

There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets.A fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Funds may incur transaction costs in connection with conversions between various currencies. The Funds may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risks may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

The Funds may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Funds.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

Note 3 – Offsetting

In the normal course of business, the Funds enter into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Funds to counteract the exposure to a specific counterparty with collateral received from or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

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In order to better define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, are reported separately on the Statements of Assets and Liabilities as segregated cash with broker/receivable for variation margin, or payable for swap settlement/variation margin. Cash and/or securities pledged or received as collateral by the Funds in connection with an OTC derivative subject to an ISDA Master Agreement generally may not be invested, sold or rehypothecated by the counterparty or the Funds, as applicable, absent an event of default under such agreement, in which case such collateral generally may be applied towards obligations due to and payable by such counterparty or the Funds, as applicable. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe to be of good standing and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

The following tables present derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements:

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Assets[1]	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amount of Assets Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Alpha Opportunity Fund	Custom basket swap agreements	$398,946	—	$398,946	$(398,946)	$—	$—
Risk Managed Real Estate Fund	Custom basket swap agreements	16,378,109	—	16,378,109	(2,132,072)	(6,575,030)	7,671,007

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					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Liabilities[1]	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amount of Liabilities Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Alpha Opportunity Fund	Custom basket swap agreements	$900,352	$—	$900,352	$(900,352)	$—	$—
Market Neutral Real Estate Fund	Custom basket swap agreements	1,896,500	—	1,896,500	(1,896,500)	—	—
Risk Managed Real Estate Fund	Custom basket swap agreements	2,132,072	—	2,132,072	(2,132,072)	—	—
StylePlus—Large Core Fund	Swap equity contracts	712,121	—	712,121	—	—	712,121
StylePlus—Mid Growth Fund	Swap equity contracts	9,864,377	—	9,864,377	—	(8,980,000)	884,377

[1]	Exchange-traded or centrally-cleared derivatives are excluded from these reported amounts.

The Funds have the right to offset deposits against any related derivative liabilities outstanding with each counterparty with the exception of exchange-traded or centrally-cleared derivatives. The following table presents deposits held by others in connection with derivative investments as of March 31, 2022.

Fund	Counterparty	Asset Type	Cash Pledged	Cash Received
Risk Managed Real Estate Fund	Morgan Stanley Capital Services LLC	Custom basket swap agreements	$—	$6,575,030
StylePlus—Large Core Fund	Morgan Stanley Capital Services LLC	Futures contracts	110,500	—
	Wells Fargo Bank, N.A.	Total return swap agreements	—	2,270,000
StylePlus—Large Core Fund Total			110,500	2,270,000
StylePlus—Mid Growth Fund	Citibank, N.A.	Total return swap agreements	8,980,000	—
	Morgan Stanley Capital Services LLC	Futures contracts	140,000	—
StylePlus—Mid Growth Fund Total			9,120,000	—
World Equity Income Fund	BofA Securities, Inc.	Futures contracts	168,000	—

Note 4 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 —	quoted prices in active markets for identical assets or liabilities.

Level 2 —	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 5 – Investment Advisory Agreement and Other Agreements

Under the terms of an investment advisory contract, the Funds pay GI investment advisory fees calculated at the annualized rates below, based on the average daily net assets of the Funds:

Fund	Management Fees (as a % of Net Assets)
Alpha Opportunity Fund	0.90%
Large Cap Value Fund	0.65%
Market Neutral Real Estate Fund	1.10%
Risk Managed Real Estate Fund	0.75%
Small Cap Value Fund	0.75%
StylePlus—Large Core Fund	0.75%
StylePlus—Mid Growth Fund	0.75%
World Equity Income Fund	0.70%

GI pays operating expenses on behalf of the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, among others, on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Board has adopted Distribution Plans related to the offering of A-Class, C-Class and P-Class shares pursuant to Rule 12b-1 under the 1940 Act. The plans provide for payments at an annual rate of 0.25% of the average daily net assets of the Fund’s A-Class and P-Class shares, and 1.00% of the average daily net assets of the Fund’s C-Class shares.

Contractual expense limitation agreements for the following Funds provide that the total expenses be limited to a percentage of average net assets for each class of shares, exclusive of brokerage costs, dividends or interest on securities sold short, expenses of other investment companies in which a Fund invests, interest, taxes, litigation, indemnification and extraordinary expenses. The limits are listed below:

	Limit	Effective Date	Contract End Date
Alpha Opportunity Fund – A-Class	1.76%	05/31/17	02/01/23
Alpha Opportunity Fund – C-Class	2.51%	05/31/17	02/01/23
Alpha Opportunity - P-Class	1.76%	05/31/17	02/01/23
Alpha Opportunity Fund – Institutional Class	1.51%	05/31/17	02/01/23
Large Cap Value Fund – A-Class	1.15%	11/30/12	02/01/23
Large Cap Value Fund – C-Class	1.90%	11/30/12	02/01/23
Large Cap Value Fund – P-Class	1.15%	05/01/15	02/01/23
Large Cap Value Fund – Institutional Class	0.90%	06/05/13	02/01/23
Market Neutral Real Estate Fund – A-Class	1.65%	02/26/16	02/01/23
Market Neutral Real Estate Fund – C-Class	2.40%	02/26/16	02/01/23
Market Neutral Real Estate Fund – P-Class	1.65%	02/26/16	02/01/23
Market Neutral Real Estate Fund – Institutional Class	1.40%	02/26/16	02/01/23
Risk Managed Real Estate Fund – A-Class	1.30%	03/26/14	02/01/23
Risk Managed Real Estate Fund – C-Class	2.05%	03/26/14	02/01/23
Risk Managed Real Estate Fund – P-Class	1.30%	05/01/15	02/01/23
Risk Managed Real Estate Fund – Institutional Class	1.10%	03/26/14	02/01/23
Small Cap Value Fund – A-Class	1.30%	11/30/12	02/01/23
Small Cap Value Fund – C-Class	2.05%	11/30/12	02/01/23
Small Cap Value Fund – P-Class	1.30%	05/01/15	02/01/23
Small Cap Value Fund – Institutional Class	1.05%	11/30/12	02/01/23
World Equity Income Fund – A-Class	1.22%	08/15/13	02/01/23

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

	Limit	Effective Date	Contract End Date
World Equity Income Fund – C-Class	1.97%	08/15/13	02/01/23
World Equity Income Fund – P-Class	1.22%	05/01/15	02/01/23
World Equity Income Fund – Institutional Class	0.97%	08/15/13	02/01/23

GI and GPIM are entitled to reimbursement by the Funds for fees waived or expenses reimbursed during any of the previous 36 months, beginning on the date of the expense limitation agreement, if on any day the estimated operating expenses are less than the indicated percentages. For purposes of this arrangement, GI and GPIM are entitled to recoupment of previously waived fees or reimbursed expenses for 36 months from the date of the waiver or reimbursement by GI or GPIM. At March 31, 2022, the amount of fees waived or expenses reimbursed that are subject to recoupment and will expire during the years ended September 30, are presented in the following table:

Fund	2022	2023	2024	2025	Fund Total
Alpha Opportunity Fund
A-Class	$—	$883	$5,716	$1,750	$8,349
C-Class	541	949	739	316	2,545
P-Class	—	52	3,390	454	3,896
Institutional Class	—	—	8,793	2,482	11,275
Large Cap Value Fund
A-Class	75,889	123,000	115,360	48,349	362,598
C-Class	5,285	6,365	5,446	2,581	19,677
P-Class	627	1,005	961	390	2,983
Institutional Class	8,178	2,945	3,072	1,465	15,660
Market Neutral Real Estate Fund
A-Class	48,656	55,287	20,606	4,494	129,043
C-Class	2,325	1,909	888	254	5,376
P-Class	5,318	8,658	15,753	3,006	32,735
Institutional Class	87,748	79,024	103,050	50,520	320,342
Risk Managed Real Estate Fund
A-Class	—	—	—	1,489	1,489
C-Class	—	41	501	1,135	1,677
P-Class	—	—	2,566	3,492	6,058
Institutional Class	—	—	—	45,505	45,505
Small Cap Value Fund
A-Class	78,095	118,318	126,091	49,127	371,631
C-Class	16,657	25,348	24,783	8,565	75,353
P-Class	446	1,268	1,282	688	3,684
Institutional Class	27,841	35,467	38,236	19,701	121,245
World Equity Income Fund
A-Class	79,666	120,308	103,050	36,896	339,920
C-Class	10,415	13,263	10,532	4,293	38,503
P-Class	293	359	336	208	1,196
Institutional Class	24,912	16,027	7,366	3,255	51,560

For the period ended March 31, 2022, GI recouped amounts from the Funds as follows:

Alpha Opportunity Fund	$13,596
Market Neutral Real Estate Fund	4,942
Risk Managed Real Estate Fund	27,464

112 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

If a Fund invests in a fund that is advised by the same adviser or an affiliated adviser, the investing Fund’s adviser has agreed to waive fees at the investing fund level to the extent necessary to offset the proportionate share of any management fee paid by each Fund with respect to its investment in such affiliated fund. Fee waivers will be calculated at the investing Fund level without regard to any expense cap in effect for the investing Fund. Fees waived under this arrangement are not subject to reimbursement to GI. For the period ended March 31, 2022, the following Funds waived fees related to investments in affiliated funds:

Fund	Amount Waived
StylePlus—Large Core Fund	$77,236
StylePlus—Mid Growth Fund	14,512

For the period ended March 31, 2022, GFD retained sales charges of $94,675 relating to sales of A-Class shares of the Trust.

Certain trustees and officers of the Trust are also officers of GI and/or GFD. The Trust does not compensate its officers or trustees who are officers, directors and/or employees of GI or GFD.

MUFG Investor Services (US), LLC (“MUIS”) acts as the Funds’ administrator, transfer agent and accounting agent. As administrator, transfer agent and accounting agent, MUIS maintains the books and records of the Funds’ securities and cash. The Bank of New York Mellon Corp. (“BNY”) acts as the Funds’ custodian. As custodian, BNY is responsible for the custody of the Funds’ assets. For providing the aforementioned administrative and accounting services, MUIS is entitled to receive a monthly fee equal to a percentage of the Funds’ average daily net assets and out of pocket expenses. For providing the aforementioned transfer agent and custodian services, MUIS and BNY are entitled to receive a monthly fee based on the number of transactions during the month and the number of accounts under management, subject to certain minimum monthly fees, and out of pocket expenses.

At March 31, 2022, GI and its affiliates owned over twenty percent of the outstanding shares of the Funds, as follows:

Fund	Percent of Outstanding Shares Owned
Alpha Opportunity Fund	74%

Note 6 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ U.S. federal income tax returns are subject to examination by the Internal Revenue Service (“IRS”) for a period of three years after they are filed.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

At March 31, 2022, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Alpha Opportunity Fund	$33,957,345	$2,152,113	$(2,548,323)	$(396,210)
Large Cap Value Fund	29,807,004	11,694,493	(321,953)	11,372,540
Market Neutral Real Estate Fund	51,355,461	4,841,037	(2,233,611)	2,607,426
Risk Managed Real Estate Fund	431,793,343	114,445,329	(6,616,213)	107,829,116
Small Cap Value Fund	6,225,254	1,537,204	(355,635)	1,181,569
StylePlus—Large Core Fund	259,287,727	6,118,484	(4,909,765)	1,208,719
StylePlus—Mid Growth Fund	97,431,318	1,270,483	(12,162,851)	(10,892,368)
World Equity Income Fund	49,205,684	5,938,133	(2,638,382)	3,299,751

Note 7 – Securities Transactions

For the period ended March 31, 2022, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales
Alpha Opportunity Fund	$34,225,600	$35,613,504
Large Cap Value Fund	5,911,343	7,149,454
Market Neutral Real Estate Fund	3,451,032	21,327,365
Risk Managed Real Estate Fund	154,190,221	150,687,886
Small Cap Value Fund	1,799,150	1,407,954
StylePlus—Large Core Fund	76,800,758	80,056,728
StylePlus—Mid Growth Fund	30,872,256	47,866,855
World Equity Income Fund	45,581,396	45,330,120

Note 8 – Line of Credit

The Trust, along with other affiliated trusts, secured a 364-day committed, $1,230,000,000 line of credit from Citibank, N.A., which was in place through October 1, 2021, at which time the line of credit was renewed. A Fund may draw (borrow) from the line of credit as a temporary measure for emergency purposes, to facilitate redemption requests, or for other short-term liquidity purposes consistent with the Fund’s investment objective and program. For example, it may be advantageous for the Fund to borrow money rather than sell existing portfolio positions to meet redemption requests. Fees related to borrowings, if any, vary under this arrangement between the greater of Citibank’s “base rate”, LIBOR plus 1%, or the federal funds rate plus 1/2 of 1%.

The commitment fee that may be paid by the Funds is at an annualized rate of 0.15% of the average daily amount of their allocated unused commitment amount. The commitment fee amount is allocated to the individual Funds based on the respective net assets of each participating Fund and is referenced in the Statement of Operations under “Line of credit fees”. The Funds did not have any borrowings under this agreement as of and for the period ended March 31, 2022.

On October 1, 2021, the Trust, along with other affiliated trusts, renewed the $1,230,000,000 line of credit with Citibank, N.A.

Note 9 – Large Shareholder Risk

As of March 31, 2022, 74.4% of the Alpha Opportunity Fund (the “Fund”) was held by Guggenheim Macro Opportunities Fund. The Fund may experience adverse effects if a large number of shares of the Fund are held by a single shareholder (e.g., an institutional investor, financial intermediary or another GI Fund). The Fund is subject to the risk that a redemption by those shareholders of all or a large portion of the Fund could cause the Fund to liquidate its assets at inopportune times, or at a loss or depressed value, which could adversely impact the Fund’s performance and cause the value of a shareholder’s investment to decline. Redemptions of a large number of shares also may increase

114 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(concluded)

transaction costs or, by necessitating a sale of portfolio securities, have adverse tax consequences for shareholders. They also potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any) and may limit or prevent a Fund’s use of tax equalization.

Note 10 – COVID-19 and Other Market Risks.

The outbreak of COVID-19 and the recovery response has caused and continues to cause at times reduced consumer demand and economic output, supply chain disruptions, and market closures, travel restrictions, quarantines, and disparate global vaccine distributions. As with other serious economic disruptions, governmental authorities and regulators have responded in recent years to this situation with significant fiscal and monetary policy changes. These included providing direct capital infusions into companies, introducing new monetary programs, and lowering interest rates. In some cases, these responses resulted in high inflation, low interest rates, and negative interest rates. Recently, the United States and other governments have also made investments and engaged in infrastructure modernization projects that have also increased public debt and spending. These actions, including their reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets, reduce market liquidity, continue to cause higher inflation, heighten investor uncertainty, and adversely affect the value of the Funds’ investments and the performance of the Funds. These actions also contribute to a risk that asset prices have a high degree of correlation across markets and asset classes. The duration and extent of COVID-19 over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Funds will depend on future developments, which are highly uncertain and difficult to predict.

The value of, or income generated by, the investments held by a Fund are subject to the possibility of rapid and unpredictable fluctuation, and loss. These movements may result from factors affecting individual companies, or from broader influences, including real or perceived changes in prevailing interest rates, changes in inflation rates or expectations about inflation rates (which are currently elevated relative to normal conditions), adverse investor confidence or sentiment, changing economic, political, social or financial market conditions, increased instability or general uncertainty, environmental disasters, governmental actions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, actual or threatened wars or other armed conflicts (such as the current Russia-Ukraine conflict and its risk of expansion or collateral economic and other effects) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Changing economic, political, geopolitical, social, or, financial market or other conditions in one country or geographic region could adversely affect the value, yield and return of the investments held by a Fund in a different country or geographic region and economies, markets and issuers generally because of the increasingly interconnected global economies and financial markets.

Note 11 – Subsequent Events

The Funds evaluated subsequent events through the date the financial statements were available for issue and determined there were no material events that would require adjustment to or disclosure in the Funds’ financial statements.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 115

OTHER INFORMATION (Unaudited)

Delivery of Shareholder Reports

Paper copies of the Funds’ annual and semi-annual shareholder reports are not sent by mail, unless you specifically request paper copies of the reports from a fund or from your financial intermediary. Instead, the reports are made available on a website, and you are notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future shareholder reports in paper free of charge. If you hold shares of a fund directly, you can inform the Fund that you wish to receive paper copies of reports by calling 800.820.0888. If you hold shares of a fund through a financial intermediary, please contact the financial intermediary to make this election. Your election to receive reports in paper may apply to all Guggenheim Funds in which you are invested and may apply to all Guggenheim funds held with your financial intermediary.

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Information regarding how the Funds’ voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Funds’ Forms N-PORT and N-Q are available on the SEC’s website at https://www.sec.gov. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

116 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge, upon request, by visiting guggenheiminvestments.com or by calling 800.820.0888.

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES
Randall C. Barnes (1951)	Trustee and Chair of the Valuation Oversight Committee	Since 2014 (Trustee) Since 2020 (Chair of the Valuation Oversight Committee)	Current: Private Investor (2001-present). Former: Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997); President, Pizza Hut International (1991-1993); Senior Vice President, Strategic Planning and New Business Development, PepsiCo, Inc. (1987-1990).	155

Current: Advent Convertible and Income Fund (2005-present); Purpose Investments Funds (2013-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2004-March 2022; Guggenheim Enhanced Equity Income Fund (2005-2021); Guggenheim Credit Allocation Fund (2013-2021).

Angela Brock-Kyle (1959)	Trustee	Since 2019	Current: Founder and Chief Executive Officer, B.O.A.R.D.S. (2013-present). Former: Senior Leader, TIAA (1987-2012).	154

Current: Bowhead Insurance GP, LLC (2020-present); Hunt Companies, Inc. (2019-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2019-March 2022); Guggenheim Enhanced Equity Income Fund (2019-2021); Guggenheim Credit Allocation Fund (2019-2021); Infinity Property & Casualty Corp. (2014-2018).

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 117

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES - continued
Thomas F. Lydon, Jr. (1960)	Trustee and Chair of the Contracts Review Committee	Since 2019 (Trustee) Since 2020 (Chair of the Contracts Review Committee)	Current: President, Global Trends Investments (1996-present); Chief Executive Officer, ETF Flows, LLC (2019-present); Chief Executive Officer, Lydon Media (2016-present); Director, GDX Index Partners, LLC (2021-present).	154

Current: US Global Investors, Inc. (GROW) (1995-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2019-March 2022); Guggenheim Enhanced Equity Income Fund (2019-2021); Guggenheim Credit Allocation Fund (2019-2021); Harvest Volatility Edge Trust (3) (2017-2019).

Ronald A. Nyberg (1953)	Trustee and Chair of the Nominating and Governance Committee	Since 2014	Current: Of Counsel, Momkus LLP (2016-present). Former: Partner, Nyberg & Cassioppi, LLC (2000-2016); Executive Vice President, General Counsel, and Corporate Secretary, Van Kampen Investments (1982-1999).	155

Current: Advent Convertible and Income Fund (2005-present); PPM Funds (2) (2018-present); NorthShore-Edward-Elmhurst Health (2012-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2004-March 2022); Guggenheim Enhanced Equity Income Fund (2005-2021); Guggenheim Credit Allocation Fund (2013-2021); Western Asset Inflation-Linked Opportunities & Income Fund (2004-2020); Western Asset Inflation-Linked Income Fund (2003-2020).

118 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES - concluded
Sandra G. Sponem (1958)	Trustee and Chair of the Audit Committee	Since 2019 (Trustee) Since 2020 (Chair of the Audit Committee)	Current: Retired. Former: Senior Vice President and Chief Financial Officer, M.A. Mortenson-Companies, Inc. (2007-2017).	154

Current: SPDR Series Trust (81) (2018-present); SPDR Index Shares Funds (30) (2018-present); SSGA Active Trust (14) (2018-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2004-March 2022); Guggenheim Enhanced Equity Income Fund (2019-2021); Guggenheim Credit Allocation Fund (2019-2021); SSGA Master Trust (1) (2018-2020).

Ronald E. Toupin, Jr. (1958)	Trustee, Chair of the Board and Chair of the Executive Committee	Since 2014

Current: Portfolio Consultant (2010-present); Member, Governing Council, Independent Directors Council (2013-present); Governor, Board of Governors, Investment Company Institute (2018-present).

Former: Member, Executive Committee, Independent Directors Council (2016-2018); Vice President, Manager and Portfolio Manager, Nuveen Asset Management (1998-1999); Vice President, Nuveen Investment Advisory Corp. (1992-1999); Vice President and Manager, Nuveen Unit Investment Trusts (1991-1999); and Assistant Vice President and Portfolio Manager, Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (1982-1999).

				154

Former: Fiduciary/Claymore Energy Infrastructure Fund (2004-March 2022); Guggenheim Enhanced Equity Income Fund (2005-2021); Guggenheim Credit Allocation Fund (2013-2021); Western Asset Inflation-Linked Opportunities & Income Fund (2004-2020); Western Asset Inflation-Linked Income Fund (2003-2020).

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 119

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INTERESTED TRUSTEE
Amy J. Lee**** (1961)	Trustee, Vice President and Chief Legal Officer	Since 2018 (Trustee) Since 2014 (Chief Legal Officer) Since 2007 (Vice President)	Current: Interested Trustee, certain other funds in the Fund Complex (2018-present); Chief Legal Officer, certain other funds in the Fund Complex (2014-present); Vice President, certain other funds in the Fund Complex (2007-present); Senior Managing Director, Guggenheim Investments (2012-present). Former: President and Chief Executive Officer, certain other funds in the Fund Complex (2017-2019); Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).	154	Former: Fiduciary/Claymore Energy Infrastructure Fund (2004-March 2022);Guggenheim Enhanced Equity Income Fund (2018-2021); Guggenheim Credit Allocation Fund (2018-2021).

*	The business address of each Trustee is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each Trustee serves an indefinite term, until his or her successor is elected and qualified. Time served includes time served in the respective position for the Predecessor Corporation.
***

Each Trustee also serves on the Boards of Trustees of Guggenheim Funds Trust, Guggenheim Variable Funds Trust, Guggenheim Strategy Funds Trust, Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust, Guggenheim Strategic Opportunities Fund, Guggenheim Energy & Income Fund, Guggenheim Active Allocation Fund, Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust and Transparent Value Trust. Messrs. Barnes and Nyberg also serve on the Board of Trustees of Advent Convertible & Income Fund.

****	This Trustee is deemed to be an “interested person” of the Funds under the 1940 Act by reason of her position with the Funds’ Investment Manager and/or the parent of the Investment Manager.

120 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years
OFFICERS
Brian E. Binder (1972)	President and Chief Executive Officer	Since 2018

Current: President and Chief Executive Officer, certain other funds in the Fund Complex (2018-present); President, Chief Executive Officer and Chairman of the Board of Managers, Guggenheim Funds Investment Advisors, LLC (2018-present); President and Chief Executive Officer, Security Investors, LLC (2018-present); Board Member of Guggenheim Partners Fund Management (Europe) Limited (2018-present); Senior Managing Director and President of Mutual Funds Boards, Guggenheim Investments (2018-present).

Former: Managing Director and President, Deutsche Funds, and Head of US Product, Trading and Fund Administration, Deutsche Asset Management (2013-2018); Managing Director, Head of Business Management and Consulting, Invesco Ltd. (2010-2012).

James M. Howley (1972)	Assistant Treasurer	Since 2014

Current: Managing Director, Guggenheim Investments (2004-present); Assistant Treasurer, certain other funds in the Fund Complex (2006-present).

Former: Manager, Mutual Fund Administration of Van Kampen Investments, Inc. (1996-2004).

Mark E. Mathiasen (1978)	Secretary	Since 2014	Current: Secretary, certain other funds in the Fund Complex (2007-present); Managing Director, Guggenheim Investments (2007-present).
Glenn McWhinnie (1969)	Assistant Treasurer	Since 2016	Current: Vice President, Guggenheim Investments (2009-present); Assistant Treasurer, certain other funds in the Fund Complex (2016-present).
Michael P. Megaris (1984)	Assistant Secretary	Since 2014	Current: Assistant Secretary, certain other funds in the Fund Complex (2014-present); Managing Director, Guggenheim Investments (2012-present).
Elisabeth Miller (1968)	Chief Compliance Officer	Since 2012

Current: Chief Compliance Officer, certain other funds in the Fund Complex (2012-present); Senior Managing Director, Guggenheim Investments (Vice President, Guggenheim Funds Distributors, LLC (2014-present).

Former: Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investment Advisors, LLC (2012-2018); Chief Compliance Officer, Guggenheim
Distributors, LLC (2009-2014); Senior Manager, Security Investors, LLC (2004-2014); Senior Manager, Guggenheim Distributors, LLC (2004-2014).

Margaux Misantone (1978)	AML Officer	Since 2017

Current: Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investment Advisors, LLC (2018-present); AML Officer, Security Investors, LLC and certain other funds in the Fund Complex (2017-present); Managing Director, Guggenheim Investments (2015-present).

Former: Assistant Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investments Advisors, LLC (2015-2018)

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years
OFFICERS - concluded
Kimberly J. Scott (1974)	Assistant Treasurer	Since 2014

Current: Director, Guggenheim Investments (2012-present); Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer, Mutual Fund Administration for Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

Bryan Stone (1979)	Vice President	Since 2014

Current: Vice President, certain other funds in the Fund Complex (2014-present); Managing Director, Guggenheim Investments (2013-present).

Former: Senior Vice President, Neuberger Berman Group LLC (2009-2013); Vice President, Morgan Stanley (2002-2009).

John L. Sullivan (1955)	Chief Financial Officer, Chief Accounting Officer and Treasurer	Since 2014

Current: Chief Financial Officer, Chief Accounting Officer and Treasurer, certain other funds in the Fund Complex (2010-present); Senior Managing Director, Guggenheim Investments (2010-present).

Former: Managing Director and Chief Compliance Officer, each of the funds in the Van Kampen Investments fund complex (2004-2010); Managing Director and Head of Fund Accounting and Administration, Morgan Stanley Investment Management (2002-2004); Chief Financial Officer and Treasurer, Van Kampen Funds (1996-2004).

Jon Szafran (1989)	Assistant Treasurer	Since 2017

Current: Director, Guggenheim Investments (2017-present); Assistant Treasurer, certain other funds in the Fund Complex (2017-present).

Former: Assistant Treasurer of Henderson Global Funds and Manager of US Fund Administration, Henderson Global Investors (North America) Inc. (“HGINA”), (2017); Senior Analyst of US Fund Administration, HGINA (2014–2017); Senior Associate of Fund Administration, Cortland Capital Market Services, LLC (2013-2014); Experienced Associate, PricewaterhouseCoopers LLP (2012-2013).

*	The business address of each officer is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each officer serves an indefinite term, until his or her successor is duly elected and qualified.

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GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)

Who We Are

This Privacy Notice describes the data protection practices of Guggenheim Investments. Guggenheim Investments as used herein refers to the affiliated investment management businesses of Guggenheim Partners, LLC: Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC, Security Investors, LLC, Guggenheim Investment Advisors (Europe) Limited, Guggenheim Real Estate, LLC, GS Gamma Advisors, LLC, Guggenheim Partners India Management, LLC, Guggenheim Partners Europe Limited, as well as the funds in the Guggenheim Funds complex (the “Funds”) (“Guggenheim Investments,” “we,” “us,” or “our”).

Guggenheim Partners Investment Management Holdings, LLC, located at 330 Madison Avenue, New York, New York 10017 is the data controller for your information. The affiliates who are also controllers of certain of your information are: Guggenheim Investment Advisors (Europe) Limited, Guggenheim Partners Europe Limited, Guggenheim Partners, LLC, Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC and Security Investors, LLC, as well as the Funds.

Our Commitment to You

Guggenheim Investments considers your privacy our utmost concern. When you become our client or investor, you entrust us with not only your hard-earned money but also with your personal and financial information. Because we have access to your private information, we hold ourselves to the highest standards in its safekeeping and use. We strictly limit how we share your information with others, whether you are a current or former Guggenheim Investments client or investor.

The Information We Collect About You

We collect certain nonpublic personal information about you from information you provide on applications, other forms, our website, and/or from third parties including investment advisors. This information includes Social Security or other tax identification number, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, bank account information, marital status, family relationships, information that we collect on our website through the use of “cookies,” and other personal information that you or others provide to us. We may also collect such information through your inquiries by mail, e-mail or telephone. We may also collect customer due diligence information, as required by applicable law and regulation, through third party service providers.

How We Handle Your Personal Information

The legal basis for using your information as set out in this Privacy Notice is as follows: (a) use of your personal data is necessary to perform our obligations under any contract with you (such as a contract for us to provide financial services to you); or (b) where use of your personal data is not necessary for performance of a contract, use of your personal data is necessary for our legitimate interests or the legitimate interests of others (for example, to enforce the legal terms governing our services, operate and market our website and other services we offer, ensure safe environments for our personnel and others, make and receive payments, prevent fraud and to know the customer to whom we are providing the services). Some processing is done to comply with applicable law.

In addition to the specific uses described above, we also use your information in the following manner:

●	We use your information in connection with servicing your accounts.

●	We use information to respond to your requests or questions. For example, we might use your information to respond to your customer feedback.

●	We use information to improve our products and services. We may use your information to make our website and products better. We may use your information to customize your experience with us.

●	We use information for security purposes. We may use your information to protect our company and our customers.

●

We use information to communicate with you. For example, we will communicate with you about your account or our relationship. We may contact you about your feedback. We might also contact you about this Privacy Notice. We may also enroll you in our email newsletter.

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GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)(continued)

●	We use information as otherwise permitted by law, as we may notify you.

●

Aggregate/Anonymous Data. We may aggregate and/or anonymize any information collected through the website so that such information can no longer be linked to you or your device (“Aggregate/Anonymous Information”). We may use Aggregate/Anonymous Information for any purpose, including without limitation for research and marketing purposes, and may also share such data with any third parties, including advertisers, promotional partners, and sponsors.

We do not sell information about current or former clients or their accounts to third parties. Nor do we share this information, except when necessary to complete transactions at your request, to make you aware of investment products and services that we or our affiliates offer, or as permitted or required by law.

We provide information about you to companies and individuals not affiliated with Guggenheim Investments to complete certain transactions or account changes, or to perform services for us related to your account. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we must provide certain information about you to that company to complete the transaction. We provide the third party with only the information necessary to carry out its responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. To alert you to other Guggenheim Investments products and services, we share your information within our family of affiliated companies. You may limit our sharing with affiliated companies as set out below. We may also share information with any successor to all or part of our business, or in connection with steps leading up to a merger or acquisition. For example, if part of our business was sold we may give customer information as part of that transaction. We may also share information about you with your consent.

We will release information about you if you direct us to do so, if we are compelled by law to do so, or in other circumstances as permitted by law (for example, to protect your account from fraud).

If you close your account(s) or become an inactive client or investor, we will continue to adhere to the privacy policies and practices described in this notice.

Opt-Out Provisions and Your Data Choices

The law allows you to “opt out” of certain kinds of information sharing with third parties. We do not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

When you are no longer our client or investor, we continue to share your information as described in this notice, and you may contact us at any time to limit our sharing by sending an email to CorporateDataPrivacy@GuggenheimPartners.com.

European Union Data Subjects and certain others: In addition to the choices set forth above, residents of the European Union and certain other jurisdictions have certain rights to (1) request access to or rectification or deletion of information we collect about them, (2) request a restriction on the processing of their information, (3) object to the processing of their information, or (4) request the portability of certain information. To exercise these or other rights, please contact us using the contact information below. We will consider all requests and provide our response within the time period stated by applicable law. Please note, however, that certain information may be exempt from such requests in some circumstances, which may include if we need to keep processing your information for our legitimate interests or to comply with a legal obligation. We may request you provide us with information necessary to confirm your identity before responding to your request.

Residents of France and certain other jurisdictions may also provide us with instructions regarding the manner in which we may continue to store, erase and share your information after your death, and where applicable, the person you have designated to exercise these rights after your death.

How We Protect Privacy Online

We take steps to protect your privacy when you use our web site – www.guggenheiminvestments.com – by using secure forms of online communication, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These safeguards vary based on the sensitivity of the information that we collect and store. However, we cannot and do not guarantee that these measures will prevent every unauthorized attempt to access, use, or disclose your information since despite our efforts, no Internet and/or other

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GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)(concluded)

electronic transmissions can be completely secure. Our web site uses “http cookies”—tiny pieces of information that we ask your browser to store. We use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your e-mail address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

How We Safeguard Your Personal Information and Data Retention

We restrict access to nonpublic personal information about you to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We keep your information for no longer than necessary for the purposes for which it is processed. The length of time for which we retain information depends on the purposes for which we collected and use it and/or as required to comply with applicable laws. Information may persist in copies made for backup and business continuity purposes for additional time.

International Visitors

If you are not a resident of the United States, please be aware that your information may be transferred to, stored and processed in the United States where our servers are located and our databases are operated. The data protection and other laws of the United States and other countries might not be as comprehensive as those in your country.

In such cases, we ensure that a legal basis for such a transfer exists and that adequate protection is provided as required by applicable law, for example, by using standard contractual clauses or by transferring your data to a jurisdiction that has obtained an adequacy finding. Individuals whose data may be transferred on the basis of standard contractual clauses may contact us as described below.

We’ll Keep You Informed

If you have any questions or concerns about how we treat your personal data, we encourage you to consult with us first. You may also contact the relevant supervisory authority.

We reserve the right to modify this policy at any time and will inform you promptly of material changes. You may access our privacy policy from our web site at www.guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us by email at CorporateDataPrivacy@GuggenheimPartners.com.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 125

3.31.2022

Guggenheim Funds Semi-Annual Report

Guggenheim Diversified Income Fund
Guggenheim High Yield Fund
Guggenheim Core Bond Fund
Guggenheim Municipal Income Fund

GuggenheimInvestments.com	SBINC-SEMI-0322x0922

DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	4
ABOUT SHAREHOLDERS’ FUND EXPENSES	6
DIVERSIFIED INCOME FUND	9
HIGH YIELD FUND	18
CORE BOND FUND	36
MUNICIPAL INCOME FUND	63
NOTES TO FINANCIAL STATEMENTS	77
OTHER INFORMATION	95
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	96
GUGGENHEIM INVESTMENTS PRIVACY NOTICE	102

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 1

March 31, 2022

Dear Shareholder:

Security Investors, LLC and Guggenheim Partners Investment Management, LLC (the “Investment Advisers”) are pleased to present the shareholder report for a selection of our Funds (the “Funds”) for the semi-annual period ended March 31, 2022.

The Investment Advisers are part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC (“Guggenheim”), a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Funds. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim and the Investment Advisers.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Security Investors, LLC,

Guggenheim Partners Investment Management, LLC,

April 30, 2022

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

This material is not intended as a recommendation or as investment advice of any kind, including in connection with rollovers, transfers, and distributions. Such material is not provided in a fiduciary capacity, may not be relied upon for or in connection with the making of investment decisions, and does not constitute a solicitation of an offer to buy or sell securities. All content has been provided for informational or educational purposes only and is not intended to be and should not be construed as legal or tax advice and/or a legal opinion. Always consult a financial, tax and/ or legal professional regarding your specific situation.

COVID-19 and Other Market Risks. The outbreak of COVID-19 and the recovery response has caused and continues to cause at times reduced consumer demand and economic output, supply chain disruptions, and market closures, travel restrictions, quarantines, and disparate global vaccine distributions. As with other serious economic disruptions, governmental authorities and regulators have responded in recent years to this situation with significant fiscal and monetary policy changes. These included providing direct capital infusions into companies, introducing new monetary programs, and lowering interest rates. In some cases, these responses resulted in high inflation, low interest rates, and negative interest rates. Recently, the United States and other governments have also made investments and engaged in infrastructure modernization projects that have also increased public debt and spending. These actions, including their reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets, reduce market liquidity, continue to cause higher inflation, heighten investor uncertainty, and adversely affect the value of the Funds’ investments and the performance of the Funds. These actions also contribute to a risk that asset prices have a high degree of correlation across markets and asset classes. The duration and extent of COVID-19 over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Funds will depend on future developments, which are highly uncertain and difficult to predict.

The value of, or income generated by, the investments held by a Fund are subject to the possibility of rapid and unpredictable fluctuation, and loss. These movements may result from factors affecting individual companies, or from broader influences, including real or perceived changes in prevailing interest rates, changes in inflation rates or expectations about inflation rates (which are currently elevated relative to normal conditions), adverse investor confidence or sentiment, changing economic, political, social or financial market conditions, increased instability or general uncertainty, environmental disasters, governmental actions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, actual or threatened wars or other armed conflicts (such as the current Russia-Ukraine conflict and its risk of expansion or collateral economic and other effects) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Changing economic, political, geopolitical, social, or financial market or other conditions in one country or geographic region could adversely affect the value, yield and return of the investments held by a Fund in a different country or geographic region and economies, markets and issuers generally because of the increasingly interconnected global economies and financial markets.

Diversified Income Fund may not be suitable for all investors. ● The Fund’s market value will change in response to interest rate changes and market conditions among other factors. In general, bond prices rise when interest rates fall and vice versa. ● The Fund’s exposure to high yield securities may subject the fund to greater volatility. ● Derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. ● Stock prices, especially stock prices of smaller companies, can be volatile as they reflect changes in the issuing company’s financial conditions and

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March 31, 2022

changes in the overall market ● Some asset-backed securities, including mortgage-backed securities, may have structures that make their reaction to interest rates and other factors difficult to predict, making their prices very volatile and they are subject to liquidity risk.● The Fund’s investments in other investment vehicles subject the fund to those risks and expenses affecting the investment vehicle. ● The Fund’s investments in foreign securities carry additional risks when compared to U.S. securities, due to the impact of diplomatic, political or economic developments in the country in question (investments in emerging markets securities are generally subject to an even greater level of risks). ● Investments in syndicated bank loans generally offer a floating interest rate and involve special types of risks. ● Master limited partnerships (“MLPs”) are subject to certain risks inherent in the structure of MLPs, including tax risks, limited control and voting rights and potential conflicts of interest. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. ● The Fund’s investments in real estate securities subject the fund to the same risks as direct investments in real estate, which is particularly sensitive to economic downturns. ● The Fund’s investments and investment strategies, including investments in MLPs and certain investment vehicles, may be subject to special and complex federal income tax provisions that may adversely affect the fund and its distributions to shareholders. ● Leveraging will exaggerate the effect on NAV of any increase or decrease in the market value of the Fund’s portfolio. ● It is important to note that the Fund is not guaranteed by the U.S. government. ● Please read the prospectus for more detailed information regarding these and other risks.

High Yield Fund may not be suitable for all investors. ● The Fund’s market value will change in response to interest rate changes and market conditions among other factors. In general, bond prices rise when interest rates fall and vice versa. ● The Fund’s exposure to high yield securities may subject the Fund to greater volatility. ● The Fund may invest in derivative instruments, which may be more volatile and less liquid, increasing the risk of loss when compared to traditional securities. Certain of the derivative instruments are also subject to the risks of counterparty default and adverse tax treatment. ● The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile than if it had not been leveraged. ● Instruments and strategies (such as borrowing transactions and reverse repurchase agreements) may provide leveraged exposure to a particular investment, which will magnify any gains or losses on those investments. ● The Fund may invest in foreign securities which carry additional risks when compared to U.S. securities, due to the impact of diplomatic, political, or economic developments in the country in question (investments in emerging markets securities are generally subject to an even greater level of risks). ● Investments in syndicated bank loans generally offer a floating interest rate and involve special types of risks. ● The Fund’s investments in other investment vehicles subject the Fund to those risks and expenses affecting the investment vehicle. ● The Fund’s investments in restricted securities may involve financial and liquidity risk. ● You may have a gain or loss when you sell your shares. ● It is important to note that the Fund is not guaranteed by the U.S. government. ● Please read the prospectus for more detailed information regarding these and other risks.

Core Bond Fund may not be suitable for all investors. ● The Fund’s market value will change in response to interest rate changes and market conditions among other factors. In general, bond prices rise when interest rates fall and vice versa. ● The Fund’s exposure to high yield securities may subject the Fund to greater volatility. ● When market conditions are deemed appropriate, the Fund may use leverage to the full extent permitted by its investment policies and restrictions and applicable law. Leveraging will exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund’s portfolio. ● The Fund may invest in derivative instruments, which may be more volatile and less liquid, increasing the risk of loss when compared to traditional securities. Certain of the derivative instruments are also subject to the risks of counterparty default and adverse tax treatment. ● Instruments and strategies (such as borrowing transactions and reverse repurchase agreements) may provide leveraged exposure to a particular investment, which will magnify any gains or losses on those investments. ● Investments in reverse repurchase agreements expose the Fund to the many of the same risks as investments in derivatives. ● The Fund’s investments in other investment vehicles subject the Fund to those risks and expenses affecting the investment vehicle. ● The Fund’s investments in foreign securities carry additional risks when compared to U.S. securities, due to the impact of diplomatic, political or economic developments in the country in question (investments in emerging markets securities are generally subject to an even greater level of risk). ● Investments in syndicated bank loans generally offer a floating interest rate and involve special types of risks. ● The Fund’s investments in municipal securities can be affected by events that affect the municipal bond market. ● The Fund’s investments in real estate securities subject the Fund to the same risks as direct investments in real estate, which is particularly sensitive to economic downturns. ● The Fund’s investments in restricted securities may involve financial and liquidity risk. ● You may have a gain or loss when you sell your shares. ● It is important to note that the Fund is not guaranteed by the U.S. government. ● Please read the prospectus for more detailed information regarding these and other risks.

Municipal Income Fund may not be suitable for all investors. ● The Fund will be significantly affected by events that affect the municipal bond market, which could include unfavorable legislative or political developments and adverse changes in the financial conditions of state and municipal issuers or the federal government in case it provides financial support to the municipality. Income from municipal bonds held by the Fund could be declared taxable because of changes in tax laws. The Fund may invest in securities that generate taxable income. A portion of the Fund’s otherwise tax-exempt dividends may be taxable to those shareholders subject to the alternative minimum tax. ● Certain sectors of the municipal bond market have special risks that can affect them more significantly than the market as a whole. Because many municipal instruments are issued to finance similar projects, conditions in these industries can significantly affect the Fund and the overall municipal market. ● Municipalities currently experience budget shortfalls, which could cause them to default on their debt and thus subject the Fund to unforeseen losses. ● Like other funds that hold bonds and other fixed-income investments, the Fund’s market value will change in response to interest rate changes and market conditions, among other factors. In general, bond prices rise when interest rates fall and vice versa. ● The Fund’s exposure to high-yield securities may subject the Fund to greater volatility. ● When market conditions are deemed appropriate, the Fund will leverage to the full extent permitted by its investment policies and restrictions and applicable law. Leveraging will exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund’s portfolio. ● The Fund may invest in derivative instruments, which may be more volatile and less liquid, increasing the risk of loss when compared to traditional securities. Certain of the derivative instruments are also subject to the risks of counterparty default and adverse tax treatment. ● Instruments and strategies (such as reverse repurchase agreements, unfunded commitments, tender option bonds, and borrowings) may expose the Fund to many of the same risks as investments in derivatives and may provide leveraged exposure to a particular investment, which will magnify any gains or losses on those investments. ● The Fund’s investments in other investment vehicles subject the Fund to those risks and expenses affecting the investment vehicle. ● The Fund’s investments in foreign securities carry additional risks when compared to U.S. securities, due to the impact of diplomatic, political, or economic developments in the country in question (investments in emerging markets securities are generally subject to an even greater level of risks). ● Investments in syndicated bank loans generally offer a floating interest rate and involve special types of risks. ● The Fund is subject to active trading risks that may increase volatility and impact its ability to achieve its investment objective. ● You may have a gain or loss when you sell your shares. ● It is important to note that the Fund is not guaranteed by the U.S. government. ● Please read the prospectus for more detailed information regarding these and other risks.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 3

ECONOMIC AND MARKET OVERVIEW (Unaudited)	March 31, 2022

In the six-months ended March 31, 2022, the yield on the two-year Treasury rose 200 basis points to 2.28% from 0.28%, and the 10-year Treasury increased by 80 basis points to 2.32% from 1.52%. The spread between the two-year Treasury and 10-year Treasury narrowed to 4 basis points from 124 basis points as the curve flattened amid market volatility resulting from Russia’s attack on Ukraine, COVID-19 shutdowns in China, and the commencement of rate hikes by the Federal Reserve (the “Fed”). One basis point is equal to 0.01%.

Nevertheless, the U.S. economy appears to remain on a strong footing. The Institute of Supply Management’s March Services Purchasing Managers’ Index showed a continued recovery in the services sector with business activity, employment, and new orders all rising. The March consumer price index (“CPI”) report was encouraging, with core CPI coming in lower than expected at 0.32% month over month, slightly below expectations of 0.5%.

Economic strength continues to embolden the Fed to move aggressively as it attempts to rein in inflation by raising interest rates and shrinking its balance sheet. The Fed is increasingly concerned about inflation and will act aggressively to get monetary policy to what they view is a more appropriate stance. In a recent speech, Lael Brainard, one of the Federal Open Market Committee’s (“FOMC”) traditionally more dovish members, referenced a “rapid pace” of balance sheet reduction and an “expeditious increase” in the fed funds rate, which caused market expectations for the degree of monetary tightening to ramp up.

Brainard’s shift in tone was echoed in the release of the minutes from the March FOMC meeting. The minutes were highly focused on elevated inflation and risks that inflation could stay well above target, as well mentions of an extremely tight labor market. The minutes repeated the phrase that monetary policy would move expeditiously, and contained a section that mentioned many participants would have voted for a 50-basis-point rate hike in March if it weren’t for the uncertainty resulting from the outbreak of war in Ukraine. Given this language, the 50-basis point move at the May meeting and Fed Chair Jerome Powell’s telegraphing of further 50-basis point hikes came as no surprise. The Fed’s strategy at this point is to get rates back to a neutral level as fast as possible, and then see how far into restrictive territory they need to go based on how the economic and financial market data evolve.

A hawkish Fed has historically paved the way for a bullish approach to bonds. Indeed, we believe many fixed-income sectors are now pricing at compelling levels after enduring a first quarter marked by sharply rising yields, a flattening of the Treasury yield curve, and widening spreads. As the Fed races to raise rates during a period of U.S. economic strength and in the face of several global challenges, we remain diligent in our search for attractive entry points exposed by recent market volatility.

For the six-month period ended March 31, 2022, the S&P 500® Index* returned 5.92%. The MSCI Europe-Australasia-Far East (“EAFE”) Index* returned -3.38%. The return of the MSCI Emerging Markets Index* was -8.20%.

In the bond market, the Bloomberg U.S. Aggregate Bond Index* posted a -5.92% return for the six-month period, while the Bloomberg U.S. Corporate High Yield Index* returned -4.16%. The return of the ICE Bank of America (“BofA”) 3-Month U.S. Treasury Bill Index* was 0.05% for the six-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

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ECONOMIC AND MARKET OVERVIEW (Unaudited)(concluded)	March 31, 2022

*Index Definitions

Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, mortgage-backed securities or “MBS” (agency fixed-rate and hybrid adjustable-rate mortgage, or “ARM”, pass-throughs), asset-backed securities (“ABS”), and commercial mortgage-backed securities (“CMBS”) (agency and non-agency).

Bloomberg U.S. Corporate High Yield Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB +/BB + or below.

Bloomberg Municipal Bond Index is a broad market performance benchmark for the tax-exempt bond market. The bonds included in this index must have a minimum credit rating of at least Baa.

ICE BofA 3-Month U.S. Treasury Bill Index is an unmanaged market Index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market performance in the global emerging markets.

S&P 500® is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity, and industry group representation.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses, and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, other distributions, and exchange fees, and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning September 30, 2021 and ending March 31, 2022.

The following tables illustrate the Funds’ costs in two ways:

Table 1. Based on actual Fund return: This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fifth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return: This section is intended to help investors compare a fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about the Funds’ expenses, including annual expense ratios for periods up to five years (subject to the Fund’s inception date), can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

6 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(continued)

	Expense Ratio[1]	Fund Return	Beginning Account Value September 30, 2021	Ending Account Value March 31, 2022	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
Diversified Income Fund
A-Class	0.76%	(0.04%)	$ 1,000.00	$ 999.60	$ 3.79
C-Class	1.51%	(0.39%)	1,000.00	996.10	7.51
P-Class	0.77%	(0.05%)	1,000.00	999.50	3.84
Institutional Class	0.51%	0.12%	1,000.00	1,001.20	2.54
High Yield Fund
A-Class	1.08%	(3.47%)	1,000.00	965.30	5.29
C-Class	1.90%	(3.82%)	1,000.00	961.80	9.29
P-Class	1.16%	(3.51%)	1,000.00	964.90	5.68
Institutional Class	0.87%	(3.30%)	1,000.00	967.00	4.27
R6-Class	0.75%	(3.35%)	1,000.00	966.50	3.68
Core Bond Fund
A-Class	0.78%	(7.08%)	1,000.00	929.20	3.75
C-Class	1.53%	(7.41%)	1,000.00	925.90	7.35
P-Class	0.78%	(7.02%)	1,000.00	929.80	3.75
Institutional Class	0.49%	(6.90%)	1,000.00	931.00	2.36
Municipal Income Fund
A-Class	0.79%	(8.49%)	1,000.00	915.10	3.77
C-Class	1.54%	(8.84%)	1,000.00	911.60	7.34
P-Class	0.79%	(8.50%)	1,000.00	915.00	3.77
Institutional Class	0.54%	(8.37%)	1,000.00	916.30	2.58

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 7

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(concluded)

	Expense Ratio[1]	Fund Return	Beginning Account Value September 30, 2021	Ending Account Value March 31, 2022	Expenses Paid During Period[2]
Table 2. Based on hypothetical 5% return (before expenses)
Diversified Income Fund
A-Class	0.76%	5.00%	$ 1,000.00	$ 1,021.14	$ 3.83
C-Class	1.51%	5.00%	1,000.00	1,017.40	7.59
P-Class	0.77%	5.00%	1,000.00	1,021.09	3.88
Institutional Class	0.51%	5.00%	1,000.00	1,022.39	2.57
High Yield Fund
A-Class	1.08%	5.00%	1,000.00	1,019.55	5.44
C-Class	1.90%	5.00%	1,000.00	1,015.46	9.55
P-Class	1.16%	5.00%	1,000.00	1,019.15	5.84
Institutional Class	0.87%	5.00%	1,000.00	1,020.59	4.38
R6-Class	0.75%	5.00%	1,000.00	1,021.19	3.78
Core Bond Fund
A-Class	0.78%	5.00%	1,000.00	1,021.04	3.93
C-Class	1.53%	5.00%	1,000.00	1,017.30	7.70
P-Class	0.78%	5.00%	1,000.00	1,021.04	3.93
Institutional Class	0.49%	5.00%	1,000.00	1,022.49	2.47
Municipal Income Fund
A-Class	0.79%	5.00%	1,000.00	1,020.99	3.98
C-Class	1.54%	5.00%	1,000.00	1,017.25	7.75
P-Class	0.79%	5.00%	1,000.00	1,020.99	3.98
Institutional Class	0.54%	5.00%	1,000.00	1,022.24	2.72

[1]

Annualized and excludes expenses of the underlying funds in which the Funds invest, if any. This ratio represents net expenses, which may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the period would be:

	A-Class	C-Class	P-Class	Institutional Class	R6-Class
Diversified Income Fund	0.75%	1.50%	0.75%	0.50%	N/A
High Yield Fund	1.07%	1.89%	1.15%	0.86%	0.75%
Core Bond Fund	0.77%	1.52%	0.77%	0.48%	N/A
Municipal Income Fund	0.78%	1.54%	0.78%	0.54%	N/A

[2]

Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

[3]	Actual cumulative return at net asset value for the period September 30, 2021 to March 31, 2022.

8 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2022

DIVERSIFIED INCOME FUND

OBJECTIVE: Seeks to achieve high current income with consideration for capital appreciation.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Ultra Short Duration Fund.

Inception Dates:
A-Class	January 29, 2016
C-Class	January 29, 2016
P-Class	January 29, 2016
Institutional Class	January 29, 2016

Ten Largest Holdings (% of Total Net Assets)
Guggenheim High Yield Fund — R6-Class	24.2%
Guggenheim RBP Large-Cap Market Fund — Institutional Class	20.3%
Guggenheim RBP Dividend Fund — Institutional Class	10.1%
Guggenheim Core Bond Fund — Institutional Class	9.8%
Guggenheim Floating Rate Strategies Fund — R6-Class	9.6%
Guggenheim Risk Managed Real Estate Fund — Institutional Class	5.1%
Guggenheim Ultra Short Duration Fund — Institutional Class	5.1%
Guggenheim World Equity Income Fund — Institutional Class	5.0%
First Trust Energy Income and Growth Fund	0.3%
ClearBridge MLP & Midstream Total Return Fund, Inc.	0.3%
Top Ten Total	89.8%

“Ten Largest Holdings” excludes any temporary cash investments.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 9

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	March 31, 2022

Average Annual Returns*

Periods Ended March 31, 2022

	6 Month†	1 Year	5 Year	Since Inception (01/29/16)
A-Class Shares	(0.04%)	4.37%	4.38%	5.87%
A-Class Shares with sales charge‡	(4.06%)	0.20%	3.53%	5.17%
C-Class Shares	(0.39%)	3.61%	3.61%	5.09%
C-Class Shares with CDSC§	(1.37%)	2.61%	3.61%	5.09%
P-Class Shares	(0.05%)	4.40%	4.37%	5.87%
Institutional Class Shares	0.12%	4.66%	4.64%	6.14%
Bloomberg U.S. Aggregate Bond Index	(5.92%)	(4.15%)	2.14%	2.07%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Bloomberg U.S. Aggregate Bond Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.00%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

10 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022
DIVERSIFIED INCOME FUND

	Shares	Value
MUTUAL FUNDS† - 89.2%
Guggenheim High Yield Fund — R6-Class[1]	208,517	$2,158,153
Guggenheim RBP Large-Cap Market Fund — Institutional Class*,1	149,398	1,815,189
Guggenheim RBP Dividend Fund — Institutional Class[1]	69,586	900,445
Guggenheim Core Bond Fund — Institutional Class[1]	47,967	872,036
Guggenheim Floating Rate Strategies Fund — R6-Class[1]	34,826	862,642
Guggenheim Risk Managed Real Estate Fund — Institutional Class[1]	11,652	455,933
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	46,529	455,517
Guggenheim World Equity Income Fund — Institutional Class[1]	29,424	446,956
Total Mutual Funds
(Cost $7,933,263)		7,966,871

CLOSED-END FUNDS† - 8.9%
First Trust Energy Income and Growth Fund	1,500	24,330
ClearBridge MLP & Midstream Total Return Fund, Inc.	800	23,352
Eaton Vance Tax-Advantaged Dividend Income Fund	797	23,097
John Hancock Premium Dividend Fund	1,350	22,153
Cohen & Steers REIT and Preferred and Income Fund, Inc.	815	21,915
Voya Infrastructure Industrials and Materials Fund	1,850	21,516
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	1,370	21,399
Eaton Vance Tax-Managed Buy-Write Income Fund	1,250	21,125
Calamos Convertible Opportunities and Income Fund	1,594	21,041
BlackRock Enhanced Equity Dividend Trust	2,100	20,790
PIMCO Dynamic Income Fund	845	20,593
BlackRock Floating Rate Income Trust	1,600	20,400
DoubleLine Income Solutions Fund	1,400	20,328
John Hancock Preferred Income Fund	1,050	20,317
Delaware Ivy High Income Opportunities Fund	1,600	20,272
PIMCO High Income Fund	3,500	20,230
Blackstone Strategic Credit Fund	1,550	20,228
BlackRock Limited Duration Income Trust	1,400	20,076
Voya Global Equity Dividend and Premium Opportunity Fund	3,400	19,924
Neuberger Berman High Yield Strategies Fund, Inc.	1,738	19,848
Virtus AllianzGI Diversified Income & Convertible Fund	779	19,826
John Hancock Income Securities Trust	1,450	19,792
John Hancock Investors Trust	1,178	19,790
PIMCO Dynamic Income Opportunities Fund	1,150	19,538
Royce Value Trust, Inc.	1,150	19,539
KKR Income Opportunities Fund	1,350	19,480
Eaton Vance Limited Duration Income Fund	1,650	19,305
Pioneer High Income Fund, Inc.	2,350	19,082
Eaton Vance Enhanced Equity Income Fund II	908	19,068
Reaves Utility Income Fund	550	19,014
BlackRock Credit Allocation Income Trust	1,500	18,840
Invesco High Income Trust II	1,525	18,834
PGIM High Yield Bond Fund, Inc.	1,300	18,655
Western Asset Premier Bond Fund	1,550	18,600
Western Asset Global Corporate Defined Opportunity Fund, Inc.	1,200	17,832
Western Asset Emerging Markets Debt Fund, Inc.	1,650	17,704
Western Asset High Income Fund II, Inc.	2,848	17,145
Western Asset Mortgage Opportunity Fund, Inc.	1,250	16,713
Apollo Senior Floating Rate Fund, Inc.	1,100	16,082
PIMCO Corporate & Income Strategy Fund	1,000	15,740
Total Closed-End Funds
(Cost $740,153)		793,513

MONEY MARKET FUND† - 1.4%
Goldman Sachs Financial Square Treasury Instruments Fund — Institutional Shares, 0.16%[2]	128,813	128,813
Total Money Market Fund
(Cost $128,813)		128,813

Total Investments - 99.5%
(Cost $8,802,229)		$8,889,197
Other Assets & Liabilities, net - 0.5%		41,297
Total Net Assets - 100.0%		$8,930,494

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of March 31, 2022.
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 11

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 31, 2022
DIVERSIFIED INCOME FUND

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2022 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$7,966,871	$—	$—	$7,966,871
Closed-End Funds	793,513	—	—	793,513
Money Market Fund	128,813	—	—	128,813
Total Assets	$8,889,197	$—	$—	$8,889,197

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

Transactions during the period ended March 31, 2022, in which the company is an affiliated issuer, were as follows:

Security Name	Value 09/30/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/22	Shares 03/31/22	Investment Income	Capital Gain Distributions
Mutual Funds
Guggenheim Core Bond Fund — Institutional Class	$766,128	$190,875	$—	$—	$(84,967)	$872,036	47,967	$10,762	$11,172
Guggenheim Floating Rate Strategies Fund — R6-Class	766,388	158,357	(49,100)	(1,482)	(11,521)	862,642	34,826	12,938	—
Guggenheim High Yield Fund — R6-Class	1,918,674	437,860	(69,457)	(4,684)	(124,240)	2,158,153	208,517	51,786	—
Guggenheim RBP Dividend Fund — Institutional Class	700,580	303,915	(30,417)	1,715	(75,348)	900,445	69,586	5,124	125,470
Guggenheim RBP Large-Cap Market Fund — Institutional Class*	1,348,962	820,986	(104,148)	7,712	(258,323)	1,815,189	149,398	—	317,345
Guggenheim Risk Managed Real Estate Fund — Institutional Class	360,541	98,454	(21,783)	1,466	17,255	455,933	11,652	3,082	18,256
Guggenheim Ultra Short Duration Fund — Institutional Class	382,840	80,715	—	—	(8,038)	455,517	46,529	2,051	—
Guggenheim World Equity Income Fund — Institutional Class	378,399	148,035	—	—	(79,478)	446,956	29,424	4,142	93,852
	$6,622,512	$2,239,197	$(274,905)	$4,727	$(624,660)	$7,966,871		$89,885	$566,095

*	Non-income producing security.

12 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

DIVERSIFIED INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2022

Assets:
Investments in unaffiliated issuers, at value (cost $868,966)	$922,326
Investments in affiliated issuers, at value (cost $7,933,263)	7,966,871
Prepaid expenses	51,186
Receivables:
Dividends	24,097
Investment Adviser	9,471
Fund shares sold	10
Interest	7
Total assets	8,973,968

Liabilities:
Payable for:
Securities purchased	22,711
Professional fees	7,487
Trustees’ fees*	3,947
Fund accounting/administration fees	3,787
Transfer agent/maintenance fees	1,968
Distribution and service fees	869
Fund shares redeemed	81
Miscellaneous	2,624
Total liabilities	43,474
Net assets	$8,930,494

Net assets consist of:
Paid in capital	$8,379,976
Total distributable earnings (loss)	550,518
Net assets	$8,930,494

A-Class:
Net assets	$331,748
Capital shares outstanding	11,923
Net asset value per share	$27.82
Maximum offering price per share (Net asset value divided by 96.00%)	$28.98

C-Class:
Net assets	$873,399
Capital shares outstanding	31,471
Net asset value per share	$27.75

P-Class:
Net assets	$325,403
Capital shares outstanding	11,695
Net asset value per share	$27.82

Institutional Class:
Net assets	$7,399,944
Capital shares outstanding	265,922
Net asset value per share	$27.83

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended March 31, 2022

Investment Income:
Dividends from securities of unaffiliated issuers	35,008
Dividends from securities of affiliated issuers	89,885
Interest	11
Total investment income	124,904

Expenses:
Management fees	32,683
Distribution and service fees:
A-Class	490
C-Class	4,254
P-Class	277
Transfer agent/maintenance fees:
A-Class	770
C-Class	1,333
P-Class	458
Institutional Class	10,226
Registration fees	33,394
Fund accounting/administration fees	16,475
Professional fees	11,783
Trustees’ fees*	8,567
Custodian fees	3,129
Tax expense	533
Line of credit fees	121
Miscellaneous	2,976
Total expenses	127,469
Less:
Expenses reimbursed by Adviser:
A-Class	(2,149)
C-Class	(4,304)
P-Class	(1,183)
Institutional Class	(35,717)
Expenses waived by Adviser	(56,684)
Total waived/reimbursed expenses	(100,037)
Net expenses	27,432
Net investment income	97,472

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	38,677
Investments in affiliated issuers	4,727
Distributions received from affiliated investment companies	566,095
Net realized gain	609,499
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(102,595)
Investments in affiliated issuers	(624,660)
Net change in unrealized appreciation (depreciation)	(727,255)
Net realized and unrealized loss	(117,756)
Net decrease in net assets resulting from operations	$(20,284)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 13

DIVERSIFIED INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021
Increase (Decrease) in Net Assets from Operations:
Net investment income	$97,472	$207,930
Net realized gain on investments	609,499	301,631
Net change in unrealized appreciation (depreciation) on investments	(727,255)	562,987
Net increase (decrease) in net assets resulting from operations	(20,284)	1,072,548

Distributions to shareholders:
A-Class	(9,250)	(9,389)
C-Class	(15,944)	(5,154)
P-Class	(4,390)	(4,350)
Institutional Class	(166,303)	(219,556)
Total distributions to shareholders	(195,887)	(238,449)

Capital share transactions:
Proceeds from sale of shares
A-Class	95,120	76,986
C-Class	626,708	34,067
P-Class	176,252	7,814
Institutional Class	542,981	53,000
Distributions reinvested
A-Class	9,250	9,389
C-Class	15,944	5,154
P-Class	4,390	4,350
Institutional Class	166,303	219,556
Cost of shares redeemed
A-Class	(101,016)	(48,400)
C-Class	(260)	(7,025)
P-Class	(1,062)	(4,588)
Institutional Class	(83,478)	(45,672)
Net increase from capital share transactions	1,451,132	304,631
Net increase in net assets	1,234,961	1,138,730

Net assets:
Beginning of period	7,695,533	6,556,803
End of period	$8,930,494	$7,695,533

Capital share activity:
Shares sold
A-Class	3,311	2,729
C-Class	21,982	1,197
P-Class	6,249	276
Institutional Class	18,805	1,849
Shares issued from reinvestment of distributions
A-Class	319	341
C-Class	551	189
P-Class	152	159
Institutional Class	5,753	7,993
Shares redeemed
A-Class	(3,656)	(1,686)
C-Class	(9)	(249)
P-Class	(36)	(167)
Institutional Class	(3,022)	(1,603)
Net increase in shares	50,399	11,028

14 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

DIVERSIFIED INCOME FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Six Months Ended March 31, 2022[a]	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017
Per Share Data
Net asset value, beginning of period	$28.45	$25.27	$26.99	$26.70	$27.58	$27.12
Income (loss) from investment operations:
Net investment income (loss)[b]	.38	.73	.81	.86	.91	.96
Net gain (loss) on investments (realized and unrealized)	(.38)	3.30	(1.63)	.50	(.70)	.89
Total from investment operations	—	4.03	(.82)	1.36	.21	1.85
Less distributions from:
Net investment income	(.54)	(.85)	(.81)	(.77)	(.90)	(.95)
Net realized gains	(.09)	—	(.09)	(.30)	(.19)	(.44)
Total distributions	(.63)	(.85)	(.90)	(1.07)	(1.09)	(1.39)
Net asset value, end of period	$27.82	$28.45	$25.27	$26.99	$26.70	$27.58

Total Return[c]	(0.04%)	16.10%	(3.06%)	5.31%	0.78%	7.00%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$332	$340	$267	$278	$141	$138
Ratios to average net assets:
Net investment income (loss)	2.66%	2.64%	3.14%	3.26%	3.37%	3.53%
Total expenses[d]	3.16%	3.92%	4.24%	4.03%	4.83%	4.16%
Net expenses[e,f,g]	0.76%	0.78%	0.83%	0.85%	0.84%	0.85%
Portfolio turnover rate	5%	50%	66%	58%	37%	44%

C-Class	Six Months Ended March 31, 2022[a]	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017
Per Share Data
Net asset value, beginning of period	$28.36	$25.19	$27.00	$26.69	$27.56	$27.11
Income (loss) from investment operations:
Net investment income (loss)[b]	.25	.52	.60	.69	.71	.76
Net gain (loss) on investments (realized and unrealized)	(.34)	3.29	(1.62)	.46	(.69)	.87
Total from investment operations	(.09)	3.81	(1.02)	1.15	.02	1.63
Less distributions from:
Net investment income	(.43)	(.64)	(.70)	(.54)	(.70)	(.74)
Net realized gains	(.09)	—	(.09)	(.30)	(.19)	(.44)
Total distributions	(.52)	(.64)	(.79)	(.84)	(.89)	(1.18)
Net asset value, end of period	$27.75	$28.36	$25.19	$27.00	$26.69	$27.56

Total Return[c]	(0.39%)	15.24%	(3.77%)	4.50%	0.08%	6.17%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$873	$254	$197	$816	$145	$137
Ratios to average net assets:
Net investment income (loss)	1.74%	1.89%	2.26%	2.59%	2.63%	2.78%
Total expenses[d]	3.82%	4.68%	4.86%	4.74%	5.65%	5.13%
Net expenses[e,f,g]	1.51%	1.52%	1.58%	1.59%	1.59%	1.60%
Portfolio turnover rate	5%	50%	66%	58%	37%	44%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 15

DIVERSIFIED INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

P-Class	Six Months Ended March 31, 2022[a]	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017
Per Share Data
Net asset value, beginning of period	$28.43	$25.25	$26.97	$26.70	$27.58	$27.11
Income (loss) from investment operations:
Net investment income (loss)[b]	.20	.73	.81	.85	.91	.95
Net gain (loss) on investments (realized and unrealized)	(.20)	3.30	(1.63)	.51	(.70)	.89
Total from investment operations	—	4.03	(.82)	1.36	.21	1.84
Less distributions from:
Net investment income	(.52)	(.85)	(.81)	(.79)	(.90)	(.93)
Net realized gains	(.09)	—	(.09)	(.30)	(.19)	(.44)
Total distributions	(.61)	(.85)	(.90)	(1.09)	(1.09)	(1.37)
Net asset value, end of period	$27.82	$28.43	$25.25	$26.97	$26.70	$27.58

Total Return	(0.05%)	16.12%	(3.03%)	5.23%	0.82%	7.00%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$325	$152	$128	$131	$125	$123
Ratios to average net assets:
Net investment income (loss)	1.40%	2.64%	3.14%	3.22%	3.37%	3.51%
Total expenses[d]	3.14%	3.92%	4.19%	3.97%	4.82%	4.23%
Net expenses[e,f,g]	0.77%	0.78%	0.83%	0.85%	0.84%	0.85%
Portfolio turnover rate	5%	50%	66%	58%	37%	44%

16 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

DIVERSIFIED INCOME FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Six Months Ended March 31, 2022[a]	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017
Per Share Data
Net asset value, beginning of period	$28.44	$25.26	$26.98	$26.72	$27.59	$27.11
Income (loss) from investment operations:
Net investment income (loss)[b]	.33	.80	.87	.92	.98	1.03
Net gain (loss) on investments (realized and unrealized)	(.28)	3.30	(1.63)	.49	(.70)	.89
Total from investment operations	.05	4.10	(.76)	1.41	.28	1.92
Less distributions from:
Net investment income	(.57)	(.92)	(.87)	(.85)	(.96)	(1.00)
Net realized gains	(.09)	—	(.09)	(.30)	(.19)	(.44)
Total distributions	(.66)	(.92)	(.96)	(1.15)	(1.15)	(1.44)
Net asset value, end of period	$27.83	$28.44	$25.26	$26.98	$26.72	$27.59

Total Return	0.12%	16.40%	(2.82%)	5.52%	1.06%	7.30%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,400	$6,950	$5,965	$6,165	$5,757	$5,619
Ratios to average net assets:
Net investment income (loss)	2.30%	2.89%	3.39%	3.47%	3.62%	3.78%
Total expenses[d]	2.80%	3.55%	3.78%	3.58%	4.42%	3.83%
Net expenses[e,f,g]	0.51%	0.53%	0.58%	0.60%	0.60%	0.59%
Portfolio turnover rate	5%	50%	66%	58%	37%	44%

[a]	Unaudited figures for the period ended March 31, 2022. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements for the years presented was as follows:

	03/31/22	09/30/21	09/30/20	09/30/19	09/30/18	09/30/17
A-Class	—	—	—	—	—	0.19%
C-Class	—	—	0.00%*	—	—	0.19%
P-Class	—	—	0.00%*	—	—	0.16%
Institutional Class	—	—	0.00%*	—	—	0.16%

*	Less than 0.01%.

[g]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

	03/31/22	09/30/21	09/30/20	09/30/19	09/30/18	09/30/17
A-Class	0.75%	0.77%	0.82%	0.85%	0.84%	0.82%
C-Class	1.50%	1.51%	1.57%	1.59%	1.58%	1.57%
P-Class	0.75%	0.77%	0.82%	0.85%	0.84%	0.82%
Institutional Class	0.50%	0.57%	0.57%	0.60%	0.59%	0.57%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 17

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2022

HIGH YIELD FUND

OBJECTIVE: Seeks high current income. Capital appreciation is a secondary objective.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Portfolio Composition by Quality Rating[1]
Rating	% of Total Investments
Fixed Income Instruments
AAA	0.7%
A	0.3%
BBB	3.2%
BB	45.7%
B	32.3%
CCC	8.1%
NR2	3.2%
Other Instruments	6.5%
Total Investments	100.0%

Inception Dates:
A-Class	August 5, 1996
C-Class	May 1, 2000
P-Class	May 1, 2015
Institutional Class	July 11, 2008
R6-Class	May 15, 2017

Ten Largest Holdings (% of Total Net Assets)
NFP Corp., 6.88%	1.7%
Rent-A-Center, Inc., 6.38%	1.5%
Hunt Companies, Inc., 5.25%	1.5%
McGraw-Hill Education, Inc., 5.75%	1.4%
Terraform Global Operating LLC, 6.13%	1.2%
CPI CG, Inc., 8.63%	1.2%
Carpenter Technology Corp., 6.38%	1.2%
Artera Services LLC, 9.03%	1.1%
GrafTech Finance, Inc., 4.63%	1.1%
Bhi Investments LLC, 5.25%	1.1%
Top Ten Total	13.0%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

[1]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled “NR” have been rated by Moody’s, Standard & Poor’s (“S&P”), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (“NRSRO”). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating. Security ratings are determined at the time of purchase and may change thereafter.

[2]	NR (not rated) securities do not necessarily indicate low credit quality.

18 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	March 31, 2022

Average Annual Returns*

Periods Ended March 31, 2022

	6 Month†	1 Year	5 Year	10 Year
A-Class Shares	(3.47%)	0.60%	3.72%	5.63%
A-Class Shares with sales charge‡	(7.35%)	(3.44%)	2.88%	5.11%
C-Class Shares	(3.82%)	(0.23%)	2.93%	4.82%
C-Class Shares with CDSC§	(4.77%)	(1.19%)	2.93%	4.82%
Institutional Class Shares	(3.30%)	0.82%	3.96%	5.90%
Bloomberg U.S. Corporate High Yield Index	(4.16%)	(0.66%)	4.69%	5.75%

	6 Month†	1 Year	5 Year	Since Inception (05/01/15)
P-Class Shares	(3.51%)	0.47%	3.65%	4.30%
Bloomberg U.S. Corporate High Yield Index	(4.16%)	(0.66%)	4.69%	4.90%

	6 Month†	1 Year	Since Inception (05/15/17)
R6-Class Shares	(3.35%)	0.94%	3.88%
Bloomberg U.S. Corporate High Yield Index	(4.16%)	(0.66%)	4.49%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Bloomberg U.S. Corporate High Yield Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	6 month returns are not annualized.
‡

Effective October 1, 2015, the maximum sales charge decreased from 4.75% to 4.00%. A 4.75% maximum sales charge is used in the calculation of the Average Annual Returns based on subscriptions made prior to October 1, 2015, and a 4.00% maximum sales charge is used to calculate performance for periods based on subscriptions made on or after October 2, 2015.

§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 19

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022
HIGH YIELD FUND

	Shares	Value
COMMON STOCKS† - 2.4%

Financial - 1.1%
KKR Acquisition Holdings I Corp. — Class A*,1	142,310	$1,398,907
TPG Pace Beneficial II Corp.*,1	46,138	453,075
Acropolis Infrastructure Acquisition Corp. — Class A*,1	38,845	377,185
RXR Acquisition Corp. — Class A*,1	1,874	18,272
Colicity, Inc. — Class A*,1	1,419	13,849
MSD Acquisition Corp. — Class A*,1	721	7,080
Jefferies Financial Group, Inc.	81	2,661
Total Financial		2,271,029

Consumer, Cyclical - 0.5%
Metro-Goldwyn-Mayer, Inc.*,†††	7,040	1,004,524

Communications - 0.5%
Vacasa, Inc. — Class A*	117,451	971,320

Utilities - 0.3%
TexGen Power LLC†††	26,665	619,961

Consumer, Non-cyclical - 0.0%
Cengage Learning Holdings II, Inc.*,††	2,107	36,346
Targus Group International Equity, Inc.*,†††,2	12,825	33,586
Save-A-Lot*,††	17,185	17,185
Spectrum Brands Holdings, Inc.	2	177
Crimson Wine Group Ltd.*	8	65
Total Consumer, Non-cyclical		87,359

Energy - 0.0%
Permian Production Partners LLC†††	57,028	41,289
Legacy Reserves, Inc.*,†††	3,452	22,438
Bruin E&P Partnership Units†††	44,023	2,289
Total Energy		66,016

Industrial - 0.0%
BP Holdco LLC*,†††,2	23,711	16,716
Vector Phoenix Holdings, LP*,†††	23,711	6,521
Total Industrial		23,237

Total Common Stocks
(Cost $4,021,355)		5,043,446

PREFERRED STOCKS†† - 3.4%
Financial - 3.4%
Wells Fargo & Co.
4.38%	74,000	1,550,300
American Equity Investment Life Holding Co.
5.95%	54,000	1,379,700
Charles Schwab Corp.
4.00%[3]	1,325,000	1,190,010
Arch Capital Group Ltd.
4.55%	55,000	1,161,050
First Republic Bank
4.13%	51,775	1,067,601
Assurant, Inc.
5.25% due 01/15/61	30,000	696,600
Total Financial		7,045,261

Industrial - 0.0%
U.S. Shipping Corp.*,†††	14,718	—

Total Preferred Stocks
(Cost $8,319,375)		7,045,261

WARRANTS† - 0.0%
KKR Acquisition Holdings I Corp.
Expiring 12/31/27*,1	35,577	23,481
Acropolis Infrastructure Acquisition Corp.
Expiring 03/31/26*,1	12,947	6,154
RXR Acquisition Corp.
Expiring 03/08/26*,1	372	167
MSD Acquisition Corp.
Expiring 05/13/23*,1	143	112
Colicity, Inc.
Expiring 12/31/27*,1	281	110
SandRidge Energy, Inc.
Expiring 10/04/22*,††	505	10
SandRidge Energy, Inc.
Expiring 10/04/22*,††	212	4
Ginkgo Bioworks Holdings, Inc.
Expiring 12/31/27*	4	3
Total Warrants
(Cost $92,427)		30,041

MONEY MARKET FUND† - 0.6%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.12%[4]	1,165,055	1,165,055
Total Money Market Fund
(Cost $1,165,055)		1,165,055

	Face Amount~
CORPORATE BONDS†† - 73.9%
Communications - 15.2%
McGraw-Hill Education, Inc.
5.75% due 08/01/28[5]	3,175,000	3,028,220
8.00% due 08/01/29[5]	1,525,000	1,441,277
Altice France S.A.
5.13% due 07/15/29[5]	1,450,000	1,299,562
5.50% due 10/15/29[5]	1,250,000	1,121,600
8.13% due 02/01/27[5]	900,000	928,017
CSC Holdings LLC
4.13% due 12/01/30[5]	1,150,000	1,008,395
4.63% due 12/01/30[5]	950,000	794,475
6.50% due 02/01/29[5]	725,000	730,756
3.38% due 02/15/31[5]	850,000	716,125
Level 3 Financing, Inc.
3.63% due 01/15/29[5]	1,825,000	1,596,875
4.25% due 07/01/28[5]	1,150,000	1,055,709

20 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
HIGH YIELD FUND

	Face Amount~	Value
CCO Holdings LLC / CCO Holdings Capital Corp.
4.50% due 05/01/32	1,950,000	$1,783,665
4.25% due 01/15/34[5]	975,000	846,783
VZ Secured Financing BV
5.00% due 01/15/32[5]	2,175,000	2,033,625
Vmed O2 UK Financing I plc
4.25% due 01/31/31[5]	1,125,000	1,028,948
4.75% due 07/15/31[5]	850,000	801,125
Virgin Media Secured Finance plc
4.50% due 08/15/30[5]	1,875,000	1,748,438
Cengage Learning, Inc.
9.50% due 06/15/24[5]	1,739,000	1,734,652
LCPR Senior Secured Financing DAC
6.75% due 10/15/27[5]	1,417,000	1,455,684
Telenet Finance Luxembourg Notes SARL
5.50% due 03/01/28	1,400,000	1,351,000
UPC Broadband Finco BV
4.88% due 07/15/31[5]	1,200,000	1,126,644
Houghton Mifflin Harcourt Publishers, Inc.
9.00% due 02/15/25[5]	1,000,000	1,045,000
AMC Networks, Inc.
4.25% due 02/15/29	1,075,000	1,003,185
Sirius XM Radio, Inc.
4.13% due 07/01/30[5]	800,000	748,936
Match Group Holdings II LLC
4.63% due 06/01/28[5]	600,000	581,250
TripAdvisor, Inc.
7.00% due 07/15/25[5]	275,000	284,061
Zayo Group Holdings, Inc.
4.00% due 03/01/27[5]	300,000	276,068
Total Communications		31,570,075

Consumer, Non-cyclical - 13.2%
Rent-A-Center, Inc.
6.38% due 02/15/29[5,6]	3,331,000	3,047,865
CPI CG, Inc.
8.63% due 03/15/26[5]	2,572,000	2,503,276
Sabre GLBL, Inc.
7.38% due 09/01/25[5]	1,450,000	1,514,134
9.25% due 04/15/25[5]	600,000	665,181
BCP V Modular Services Finance II plc
4.75% due 10/30/28[5]	EUR 1,900,000	2,011,944
Bausch Health Companies, Inc.
4.88% due 06/01/28[5]	2,100,000	2,010,750
Nielsen Finance LLC / Nielsen Finance Co.
5.88% due 10/01/30[5]	1,000,000	1,002,500
4.75% due 07/15/31[5]	950,000	948,813
Sotheby’s/Bidfair Holdings, Inc.
5.88% due 06/01/29[5]	1,550,000	1,499,625
Prime Security Services Borrower LLC / Prime Finance, Inc.
3.38% due 08/31/27[5]	1,325,000	1,212,229
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.
7.00% due 12/31/27[5]	961,000	812,045
5.00% due 12/31/26[5]	350,000	322,875
Par Pharmaceutical, Inc.
7.50% due 04/01/27[5]	1,210,000	1,129,112
DaVita, Inc.
3.75% due 02/15/31[5]	1,225,000	1,071,875
KeHE Distributors LLC / KeHE Finance Corp.
8.63% due 10/15/26[5]	956,000	1,013,360
ADT Security Corp.
4.13% due 08/01/29[5]	1,050,000	975,187
Endo Luxembourg Finance Company I SARL / Endo US, Inc.
6.13% due 04/01/29[5]	950,000	866,875
Post Holdings, Inc.
4.50% due 09/15/31[5]	975,000	863,840
Legends Hospitality Holding Company LLC / Legends Hospitality Co-Issuer, Inc.
5.00% due 02/01/26[5]	850,000	816,000
Mozart Debt Merger Sub, Inc.
5.25% due 10/01/29[5]	850,000	790,220
Sotheby’s
7.38% due 10/15/27[5]	700,000	716,863
WW International, Inc.
4.50% due 04/15/29[5]	825,000	668,027
Nathan’s Famous, Inc.
6.63% due 11/01/25[5]	534,000	531,330
Lamb Weston Holdings, Inc.
4.13% due 01/31/30[5]	425,000	396,880
Endo Dac / Endo Finance LLC / Endo Finco, Inc.
9.50% due 07/31/27[5,6]	171,000	150,052
Total Consumer, Non-cyclical		27,540,858

Financial - 12.7%
NFP Corp.
6.88% due 08/15/28[5]	3,750,000	3,581,250
Iron Mountain, Inc.
5.63% due 07/15/32[5]	1,275,000	1,256,232
4.88% due 09/15/27[5]	950,000	939,313
4.88% due 09/15/29[5]	530,000	504,491
5.25% due 07/15/30[5]	475,000	465,500
Hunt Companies, Inc.
5.25% due 04/15/29[5]	3,150,000	3,000,847
United Wholesale Mortgage LLC
5.50% due 04/15/29[5]	1,475,000	1,314,254
5.75% due 06/15/27[5]	1,300,000	1,206,342
Jefferies Finance LLC / JFIN Company-Issuer Corp.
5.00% due 08/15/28[5]	2,400,000	2,297,952
OneMain Finance Corp.
3.88% due 09/15/28	1,225,000	1,107,081
4.00% due 09/15/30	750,000	661,875
HUB International Ltd.
5.63% due 12/01/29[5]	1,000,000	955,000
7.00% due 05/01/26[5]	575,000	581,644
Pershing Square Holdings Ltd.
3.25% due 10/01/31	1,300,000	1,172,600
Home Point Capital, Inc.
5.00% due 02/01/26[5]	1,325,000	1,085,586

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 21

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
HIGH YIELD FUND

	Face Amount~	Value
Iron Mountain Information Management Services, Inc.
5.00% due 07/15/32[5]	1,000,000	$937,500
SLM Corp.
3.13% due 11/02/26	900,000	834,750
Starwood Property Trust, Inc.
3.75% due 12/31/24[5]	425,000	412,250
4.38% due 01/15/27[5]	425,000	412,250
USI, Inc.
6.88% due 05/01/25[5]	775,000	777,565
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
3.88% due 03/01/31[5]	725,000	656,125
Wilton Re Finance LLC
5.88% due 03/30/33[3,5]	650,000	655,858
Liberty Mutual Group, Inc.
4.30% due 02/01/61[5]	750,000	596,100
Greystar Real Estate Partners LLC
5.75% due 12/01/25[5]	500,000	503,750
Cushman & Wakefield US Borrower LLC
6.75% due 05/15/28[5]	450,000	470,250
Total Financial		26,386,365

Energy - 9.1%
NuStar Logistics, LP
5.63% due 04/28/27	1,585,000	1,550,724
6.38% due 10/01/30	850,000	861,509
6.00% due 06/01/26	525,000	530,904
Parkland Corp.
4.50% due 10/01/29[5]	1,275,000	1,182,110
4.63% due 05/01/30[5]	1,100,000	1,023,000
Global Partners Limited Partnership / GLP Finance Corp.
7.00% due 08/01/27	1,200,000	1,200,000
6.88% due 01/15/29	900,000	889,448
Exterran Energy Solutions Limited Partnership / EES Finance Corp.
8.13% due 05/01/25	2,037,000	2,054,060
CVR Energy, Inc.
5.75% due 02/15/28[5,6]	1,725,000	1,636,007
5.25% due 02/15/25[5]	250,000	242,642
ITT Holdings LLC
6.50% due 08/01/29[5]	1,875,000	1,731,975
Crestwood Midstream Partners Limited Partnership / Crestwood Midstream Finance Corp.
5.63% due 05/01/27[5]	1,250,000	1,238,550
Rattler Midstream, LP
5.63% due 07/15/25[5]	1,150,000	1,167,250
Occidental Petroleum Corp.
4.63% due 06/15/45	1,100,000	1,067,000
TransMontaigne Partners Limited Partnership / TLP Finance Corp.
6.13% due 02/15/26	1,000,000	988,190
PDC Energy, Inc.
6.13% due 09/15/24	776,000	785,498
Southwestern Energy Co.
5.38% due 02/01/29	775,000	784,688
Basic Energy Services, Inc.
due 10/15/23[7,8]	1,225,000	24,500
Total Energy		18,958,055

Industrial - 9.0%
New Enterprise Stone & Lime Company, Inc.
9.75% due 07/15/28[5]	1,725,000	1,740,094
5.25% due 07/15/28[5]	675,000	648,932
Artera Services LLC
9.03% due 12/04/25[5]	2,350,000	2,348,273
GrafTech Finance, Inc.
4.63% due 12/15/28[5]	2,500,000	2,324,800
Brundage-Bone Concrete Pumping Holdings, Inc.
6.00% due 02/01/26[5]	2,076,000	1,998,627
Cleaver-Brooks, Inc.
7.88% due 03/01/23[5]	2,000,000	1,905,600
TransDigm, Inc.
8.00% due 12/15/25[5]	950,000	993,491
6.25% due 03/15/26[5]	500,000	513,320
Trinity Industries, Inc.
4.55% due 10/01/24	1,290,000	1,311,995
Intertape Polymer Group, Inc.
4.38% due 06/15/29[5]	850,000	875,500
Mauser Packaging Solutions Holding Co.
5.50% due 04/15/24[5]	800,000	796,822
Ball Corp.
3.13% due 09/15/31	850,000	759,645
Howmet Aerospace, Inc.
5.95% due 02/01/37	650,000	692,828
Arcosa, Inc.
4.38% due 04/15/29[5]	700,000	664,125
Masonite International Corp.
5.38% due 02/01/28[5]	375,000	377,812
Summit Materials LLC / Summit Materials Finance Corp.
6.50% due 03/15/27[5]	350,000	356,125
Standard Industries, Inc.
5.00% due 02/15/27[5]	350,000	346,948
Total Industrial		18,654,937

Basic Materials - 6.7%
Carpenter Technology Corp.
6.38% due 07/15/28	2,475,000	2,485,024
7.63% due 03/15/30	650,000	665,541
SCIL IV LLC / SCIL USA Holdings LLC
5.38% due 11/01/26[5]	1,650,000	1,518,000
Minerals Technologies, Inc.
5.00% due 07/01/28[5]	1,547,000	1,473,518
Kaiser Aluminum Corp.
4.63% due 03/01/28[5]	790,000	742,094
4.50% due 06/01/31[5]	725,000	653,653
Clearwater Paper Corp.
4.75% due 08/15/28[5]	1,375,000	1,277,031

22 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
HIGH YIELD FUND

	Face Amount~	Value
EverArc Escrow SARL
5.00% due 10/30/29[5]	1,350,000	$1,233,562
Ingevity Corp.
3.88% due 11/01/28[5]	675,000	610,085
4.50% due 02/01/26[5]	375,000	361,875
Diamond BC BV
4.63% due 10/01/29[5]	1,050,000	942,375
Illuminate Buyer LLC / Illuminate Holdings IV, Inc.
9.00% due 07/01/28[5]	900,000	911,250
Valvoline, Inc.
3.63% due 06/15/31[5]	600,000	518,328
4.25% due 02/15/30[5]	250,000	228,145
Yamana Gold, Inc.
4.63% due 12/15/27	256,000	259,860
Mirabela Nickel Ltd.
due 06/24/19[7,8]	278,115	13,906
Total Basic Materials		13,894,247

Consumer, Cyclical - 4.9%
JB Poindexter & Company, Inc.
7.13% due 04/15/26[5]	1,225,000	1,244,906
Clarios Global, LP
6.75% due 05/15/25[5]	1,027,000	1,063,489
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd.
5.75% due 01/20/26[5]	950,000	950,542
CD&R Smokey Buyer, Inc.
6.75% due 07/15/25[5]	925,000	950,438
Wolverine World Wide, Inc.
4.00% due 08/15/29[5]	1,000,000	887,500
Scientific Games Holdings Limited Partnership/Scientific Games US FinCo, Inc.
6.63% due 03/01/30[5]	875,000	862,557
Yum! Brands, Inc.
5.38% due 04/01/32	850,000	851,921
Tempur Sealy International, Inc.
3.88% due 10/15/31[5]	850,000	728,875
Boyd Gaming Corp.
8.63% due 06/01/25[5]	687,000	721,597
Asbury Automotive Group, Inc.
5.00% due 02/15/32[5]	550,000	511,247
Six Flags Theme Parks, Inc.
7.00% due 07/01/25[5]	425,000	443,594
Superior Plus, LP
4.25% due 05/18/28[5]	CAD 550,000	414,763
Ritchie Bros Holdings Ltd.
4.95% due 12/15/29[5]	CAD 375,000	292,545
Allison Transmission, Inc.
4.75% due 10/01/27[5]	200,000	196,750
Total Consumer, Cyclical		10,120,724

Technology - 1.9%
Minerva Merger Sub, Inc.
6.50% due 02/15/30[5]	2,350,000	2,279,794
Boxer Parent Company, Inc.
7.13% due 10/02/25[5]	875,000	906,972
Open Text Holdings, Inc.
4.13% due 12/01/31[5]	450,000	421,313
CDK Global, Inc.
5.25% due 05/15/29[5]	325,000	326,885
Total Technology		3,934,964

Utilities - 1.2%
Terraform Global Operating LLC
6.13% due 03/01/26[5]	2,630,000	2,628,159
Total Corporate Bonds
(Cost $163,481,244)		153,688,384

SENIOR FLOATING RATE INTERESTS††,◊ - 16.7%
Industrial - 4.9%
Bhi Investments LLC
5.25% ((3 Month USD LIBOR + 4.25%) and (6 Month USD LIBOR + 4.25%), Rate Floor: 5.25%) due 08/28/24	2,351,225	2,304,203
9.75% (3 Month USD LIBOR + 8.75%, Rate Floor: 9.75%) due 02/28/25†††	1,500,000	1,473,750
Arcline FM Holdings LLC
5.50% (6 Month USD LIBOR + 4.75%, Rate Floor: 5.50%) due 06/23/28	1,517,375	1,495,252
Dispatch Terra Acquisition LLC
5.26% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 03/27/28	1,191,622	1,164,810
Pro Mach Group, Inc.
5.00% (3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 08/31/28	701,816	697,928
Aegion Corp.
5.50% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.50%) due 05/17/28†††	696,500	691,276
YAK MAT (YAK ACCESS LLC)
10.95% (3 Month USD LIBOR + 10.00%, Rate Floor: 10.00%) due 07/10/26	1,025,000	655,149
Michael Baker International LLC
5.75% (3 Month USD LIBOR + 5.00%, Rate Floor: 5.75%) due 12/01/28	598,500	589,522
PECF USS Intermediate Holding III Corp.
4.76% (3 Month USD LIBOR + 4.25%, Rate Floor: 4.75%) due 12/15/28	448,875	444,068
ASP Dream Acquisiton Co. LLC
5.15% (3 Month USD Term SOFR + 4.25%, Rate Floor: 5.00%) due 12/15/28†††	400,000	394,000
LTI Holdings, Inc.
5.21% (1 Month USD LIBOR + 4.75%, Rate Floor: 4.75%) due 07/24/26	374,063	369,387
Total Industrial		10,279,345

Consumer, Cyclical - 4.0%
PetSmart LLC
4.50% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 02/11/28	1,343,250	1,337,649

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 23

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
HIGH YIELD FUND

	Face Amount~		Value
First Brands Group LLC
6.00% (3 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 03/30/27		1,037,387	$1,027,013
Alexander Mann
5.72% (6 Month GBP LIBOR + 5.00%, Rate Floor: 5.00%) due 06/16/25	GBP	749,100	953,606
NES Global Talent
6.50% (3 Month USD LIBOR + 5.50%, Rate Floor: 6.50%) due 05/11/23		866,366	814,384
ScribeAmerica Intermediate Holdco LLC (Healthchannels)
4.96% (1 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 04/03/25		755,014	684,549
American Tire Distributors, Inc.
7.00% (3 Month USD LIBOR + 6.25%, Rate Floor: 7.00%) due 10/20/28		675,000	667,966
Holding SOCOTEC
5.26% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 06/30/28		610,000	605,425
Accuride Corp.
6.26% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 11/17/23		584,124	549,953
FR Refuel LLC
5.50% (1 Month USD LIBOR + 4.75%, Rate Floor: 5.50%) due 11/08/28†††		528,675	518,101
EnTrans International LLC
6.46% (1 Month USD LIBOR + 6.00%, Rate Floor: 6.00%) due 11/01/24		487,500	472,875
Blue Nile, Inc.
8.00% (3 Month USD LIBOR + 7.00%, Rate Floor: 8.00%) due 02/17/23		404,286	394,684
WW International, Inc.
4.00% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 04/13/28		401,625	364,475
Total Consumer, Cyclical			8,390,680

Consumer, Non-cyclical - 3.5%
HAH Group Holding Co. LLC
6.00% (3 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 10/29/27		1,312,113	1,292,431
Blue Ribbon LLC
6.75% (3 Month USD LIBOR + 6.00%, Rate Floor: 6.75%) due 05/08/28		1,126,187	1,102,537
SCP Eye Care Services LLC
6.00% (3 Month USD LIBOR + 4.50%, Rate Floor: 6.00%) due 03/16/28		1,078,498	1,059,624
Quirch Foods Holdings LLC
5.50% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 10/27/27		962,813	955,591
Gibson Brands, Inc.
5.75% (1 Month USD LIBOR + 5.00%, Rate Floor: 5.75%) due 08/11/28†††		867,825	850,469
Moran Foods LLC
11.75% (3 Month USD LIBOR 0.00%, Rate Floor: 1.00%) (in-kind rate was 10.75%) due 10/01/24[9]		407,847	331,714
8.00% (3 Month USD LIBOR + 0.00%, Rate Floor: 1.00%) (in-kind rate was 7.00%) due 04/01/24[9]		308,684	304,569
8.00% (2 Month USD LIBOR + 0.00%, Rate Floor: 8.00%) due 04/01/24		40,888	40,343
Women’s Care Holdings, Inc.
5.25% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.25%) due 01/17/28		669,938	659,888
Confluent Health LLC
4.50% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.50%) due 11/30/28		411,504	406,361
Kronos Acquisition Holdings, Inc.
7.00% (3 Month USD Term SOFR + 6.00%, Rate Floor: 7.00%) due 12/22/26		300,000	297,126
Total Consumer, Non-cyclical			7,300,653

Technology - 2.1%
Datix Bidco Ltd.
4.96% (6 Month GBP LIBOR + 4.50%, Rate Floor: 4.50%) due 04/28/25†††	GBP	1,300,000	1,700,262
8.21% (6 Month GBP LIBOR + 7.75%, Rate Floor: 7.75%) due 04/27/26†††	GBP	650,000	849,283
Taxware Holdings (Sovos Compliance LLC)
5.00% (1 Month USD LIBOR + 4.50%, Rate Floor: 5.00%) due 08/11/28		637,956	635,966
Apttus Corp.
5.00% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 05/08/28		621,875	619,282
Atlas CC Acquisition Corp.
5.00% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 05/25/28		570,688	567,657
Total Technology			4,372,450

Financial - 1.4%
Franchise Group, Inc.
5.50% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.50%) due 03/10/26		958,148	955,753
Claros Mortgage Trust, Inc.
5.00% (1 Month USD Term SOFR + 4.50%, Rate Floor: 5.00%) due 08/09/26†††		917,000	912,415
Avison Young (Canada), Inc.
6.15% ((1 Month USD LIBOR + 5.75%) and (3 Month USD LIBOR + 5.75%), Rate Floor: 5.96%) due 01/30/26		532,125	527,692
Eisner Advisory Group
6.00% (1 Month USD LIBOR + 5.25%, Rate Floor: 6.00%) due 07/28/28		447,750	443,832
Total Financial			2,839,692

Basic Materials - 0.4%
NIC Acquisition Corp.
4.76% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 12/29/27		744,490	722,155

24 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
HIGH YIELD FUND

	Face Amount~	Value
Communications - 0.3%
Cengage Learning Acquisitions, Inc.
5.75% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 07/14/26	621,875	$616,048

Energy - 0.1%
Permian Production Partners LLC
9.00% (3 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) (in-kind rate was 2.00%) due 11/24/25†††,9	144,563	142,395
Total Senior Floating Rate Interests
(Cost $35,196,124)		34,663,418

ASSET-BACKED SECURITIES†† - 1.2%
Collateralized Loan Obligations - 1.0%
Barings Middle Market CLO Ltd.
2019-IA, 1.99% (3 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 10/15/31◊,5	1,500,000	1,500,565
WhiteHorse X Ltd.
2015-10A, 5.54% (3 Month USD LIBOR + 5.30%, Rate Floor: 5.30%) due 04/17/27◊,5	752,897	686,382
Total Collateralized Loan Obligations		2,186,947

Infrastructure - 0.2%
Hotwire Funding LLC
2021-1, 4.46% due 11/20/51[5]	400,000	370,664
Total Asset-Backed Securities
(Cost $2,560,652)		2,557,611

Total Investments - 98.2%
(Cost $214,836,232)		$204,193,216
Other Assets & Liabilities, net - 1.8%		3,793,346
Total Net Assets - 100.0%		$207,986,562

Forward Foreign Currency Exchange Contracts††
Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Depreciation
Barclays Bank plc	EUR	Sell	56,000	61,737 USD	04/14/22	$(249)
Barclays Bank plc	CAD	Sell	908,000	712,591 USD	04/14/22	(13,886)
Barclays Bank plc	GBP	Sell	2,722,000	3,546,184 USD	04/14/22	(29,347)
Bank of America, N.A.	EUR	Sell	2,738,000	2,990,211 USD	04/14/22	(40,465)
						$(83,947)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 25

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
HIGH YIELD FUND

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
◊

Variable rate security. Rate indicated is the rate effective at March 31, 2022. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[1]	Special Purpose Acquisition Company (SPAC).
[2]	Affiliated issuer.
[3]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[4]	Rate indicated is the 7-day yield as of March 31, 2022.
[5]

Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $130,554,599 (cost $137,872,402), or 62.8% of total net assets.

[6]

All or a portion of this security has been physically segregated or earmarked in connection with reverse repurchase agreements. At March 31, 2022, the total market value of segregated or earmarked securities was $4,833,924 — See Note 6.

[7]	Security is in default of interest and/or principal obligations.
[8]

Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $38,406 (cost $1,471,729), or 0.02% of total net assets — See Note 10.

[9]	Payment-in-kind security.
CAD — Canadian Dollar
EUR — Euro
GBP — British Pound
LIBOR — London Interbank Offered Rate
plc — Public Limited Company
SARL — Société à Responsabilité Limitée
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2022 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$3,242,591	$53,531	$1,747,324		$5,043,446
Preferred Stocks	—	7,045,261	—	*	7,045,261
Warrants	30,027	14	—		30,041
Money Market Fund	1,165,055	—	—		1,165,055
Corporate Bonds	—	153,688,384	—		153,688,384
Senior Floating Rate Interests	—	27,131,467	7,531,951		34,663,418
Asset-Backed Securities	—	2,557,611	—		2,557,611
Total Assets	$4,437,673	$190,476,268	$9,279,275		$204,193,216

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Forward Foreign Currency Exchange Contracts**	$—	$83,947	$—	$83,947
Unfunded Loan Commitments (Note 9)	—	—	11,101	11,101
Total Liabilities	$—	$83,947	$11,101	$95,048

*	Security has a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

26 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
HIGH YIELD FUND

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of the period end, reverse repurchase agreements of $3,685,046 are categorized as Level 2 within the disclosure hierarchy — See Note 6.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at March 31, 2022	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Common Stocks	$1,004,524	Third Party Pricing	Vendor Price	—	—
Common Stocks	619,961	Third Party Pricing	Broker Quote	—	—
Common Stocks	120,550	Enterprise Value	Valuation Multiple	3.2x-11.8x	5.7x
Common Stocks	2,289	Model Price	Liquidation Value	—	—
Senior Floating Rate Interests	3,508,656	Third Party Pricing	Broker Quote	—	—
Senior Floating Rate Interests	2,549,545	Yield Analysis	Yield	5.6%-8.9%	6.7%
Senior Floating Rate Interests	1,473,750	Model Price	Market Comparable Yields	10.5%	—
Total Assets	$9,279,275
Liabilities:
Unfunded Loan Commitments	$11,101	Model Price	Purchase Price	—	—

*	Inputs are weighted by the fair value of the instruments.

Any remaining Level 3 securities held by the Fund and excluded from the table above, were not considered material to the Fund.

Significant changes in a yield, quote, market comparable yields, liquidation value or valuation multiple would generally result in significant changes in the fair value of the security.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended March 31, 2022, the Fund had securities with a total value of $5,715,775 transfer into Level 3 from Level 2 due to a lack of observable inputs and had securities with a total value of $5,771,292 transfer out of Level 3 into Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended March 31, 2022:

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 27

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 31, 2022
HIGH YIELD FUND

	Assets				Liabilities
	Corporate Bonds	Senior Floating Rate Interests	Common Stocks	Total Assets	Unfunded Loan Commitments
Beginning Balance	$539,206	$8,849,956	$237,484	$9,626,646	$(622)
Purchases/(Receipts)	—	2,440,020	—	2,440,020	(3,017)
(Sales, maturities and paydowns)/Fundings	—	(2,470,081)	(685)	(2,470,766)	692
Amortization of premiums/discounts	—	55,294	—	55,294	—
Total realized gains (losses) included in earnings	—	(4,150)	(5,481)	(9,631)	416
Total change in unrealized appreciation (depreciation) included in earnings	(99,943)	(115,534)	(91,294)	(306,771)	(8,570)
Transfers into Level 3	—	4,091,290	1,624,485	5,715,775	—
Transfers out of Level 3	(439,263)	(5,314,844)	(17,185)	(5,771,292)	—
Ending Balance	$—	$7,531,951	$1,747,324	$9,279,275	$(11,101)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at March 31, 2022	$—	$(30,903)	$(26,197)	$(57,100)	$(8,131)

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments, result in that company being considered an affiliated issuer, as defined in the 1940 Act.

Transactions during the period ended March 31, 2022, in which the company is an affiliated issuer, were as follows:

Security Name	Value 09/30/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/22	Shares 03/31/22
Common Stocks
BP Holdco LLC *	$16,716	$—	$—	$—	$—	$16,716	23,711
Targus Group International Equity, Inc. *	31,234	—	—	—	2,352	33,586	12,825
	$47,950	$—	$—	$—	$2,352	$50,302

*	Non-income producing security.

28 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2022

Assets:
Investments in unaffiliated issuers, at value (cost $214,823,503)	$204,142,914
Investments in affiliated issuers, at value (cost $12,729)	50,302
Foreign currency, at value (cost 1,056,661)	1,048,135
Cash	95,195
Prepaid expenses	73,240
Receivables:
Securities sold	7,283,151
Interest	2,692,838
Fund shares sold	565,643
Dividends	9,844
Total assets	215,961,262

Liabilities:
Unfunded loan commitments, at value (Note 9) (commitment fees received $4,005)	11,101
Reverse repurchase agreements( Note 6)	3,685,046
Unrealized depreciation on forward foreign currency exchange contracts	83,947
Payable for:
Securities purchased	3,238,032
Fund shares redeemed	411,285
Distributions to shareholders	348,912
Management fees	116,123
Distribution and service fees	22,777
Fund accounting/administration fees	15,379
Trustees’ fees*	8,978
Transfer agent/maintenance fees	6,119
Miscellaneous	27,001
Total liabilities	7,974,700
Net assets	$207,986,562

Net assets consist of:
Paid in capital	$244,706,109
Total distributable earnings (loss)	(36,719,547)
Net assets	$207,986,562

A-Class:
Net assets	$50,808,586
Capital shares outstanding	4,900,794
Net asset value per share	$10.37
Maximum offering price per share (Net asset value divided by 96.00%)	$10.80

C-Class:
Net assets	$12,678,319
Capital shares outstanding	1,212,636
Net asset value per share	$10.46

P-Class:
Net assets	$4,555,551
Capital shares outstanding	439,150
Net asset value per share	$10.37

Institutional Class:
Net assets	$137,695,864
Capital shares outstanding	16,301,787
Net asset value per share	$8.45

R6-Class:
Net assets	$2,248,242
Capital shares outstanding	217,278
Net asset value per share	$10.35

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 29

HIGH YIELD FUND

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended March 31, 2022

Investment Income:
Dividends from securities of unaffiliated issuers	$309,474
Interest from securities of unaffiliated issuers	9,151,841
Total investment income	9,461,315

Expenses:
Management fees	1,026,057
Distribution and service fees:
A-Class	67,158
C-Class	74,514
P-Class	6,525
Transfer agent/maintenance fees:
A-Class	14,425
C-Class	10,593
P-Class	3,316
Institutional Class	84,584
R6-Class	379
Fund accounting/administration fees	114,083
Professional fees	58,657
Trustees’ fees*	13,039
Line of credit fees	12,001
Custodian fees	9,312
Interest expense	1,865
Miscellaneous	61,556
Recoupment of previously waived fees:
A-Class	7,303
C-Class	586
P-Class	1,515
Institutional Class	19,881
Total expenses	1,587,349
Less:
Expenses reimbursed by Adviser:
A-Class	(3,441)
C-Class	(726)
P-Class	(1,037)
Institutional Class	(15,023)
Earnings credits applied	(77)
Total reimbursed expenses	(20,304)
Net expenses	1,567,045
Net investment income	7,894,270

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(1,849,292)
Forward foreign currency exchange contracts	474,572
Foreign currency transactions	2,369
Net realized loss	(1,372,351)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(18,995,706)
Investments in affiliated issuers	2,352
Forward foreign currency exchange contracts	(198,596)
Foreign currency translations	(9,912)
Net change in unrealized appreciation (depreciation)	(19,201,862)
Net realized and unrealized loss	(20,574,213)
Net decrease in net assets resulting from operations	$(12,679,943)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

30 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021
Increase (Decrease) in Net Assets from Operations:
Net investment income	$7,894,270	$18,058,114
Net realized gain (loss) on investments	(1,372,351)	6,250,945
Net change in unrealized appreciation (depreciation) on investments	(19,201,862)	16,483,574
Net increase (decrease) in net assets resulting from operations	(12,679,943)	40,792,633

Distributions to shareholders:
A-Class	(1,170,150)	(2,649,449)
C-Class	(262,225)	(646,418)
P-Class	(111,384)	(271,158)
Institutional Class	(3,591,766)	(9,008,534)
R6-Class	(2,515,504)	(6,415,953)
Return of capital
A-Class	—	(149,239)
C-Class	—	(35,772)
P-Class	—	(14,856)
Institutional Class	—	(510,774)
R6-Class	—	(359,597)
Total distributions to shareholders	(7,651,029)	(18,991,512)

Capital share transactions:
Proceeds from sale of shares
A-Class	3,184,586	7,498,237
C-Class	413,107	3,471,056
P-Class	280,013	1,790,815
Institutional Class	15,627,444	50,818,387
R6-Class	2,432,618	8,946,340
Redemption fees collected
A-Class	4,302	1,117
C-Class	1,089	327
P-Class	390	114
Institutional Class	11,752	3,665
R6-Class	953	2,525
Distributions reinvested
A-Class	1,054,848	2,386,801
C-Class	252,757	607,096
P-Class	111,384	271,158
Institutional Class	2,920,078	6,378,870
R6-Class	2,515,504	6,415,953
Cost of shares redeemed
A-Class	(5,909,009)	(11,470,510)
C-Class	(3,378,083)	(5,211,217)
P-Class	(1,196,491)	(2,577,681)
Institutional Class	(39,453,068)	(71,490,812)
R6-Class	(122,177,106)	(22,971,558)
Net decrease from capital share transactions	(143,302,932)	(25,129,317)
Net decrease in net assets	(163,633,904)	(3,328,196)

Net assets:
Beginning of period	371,620,466	374,948,662
End of period	$207,986,562	$371,620,466

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 31

HIGH YIELD FUND

STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021
Capital share activity:
Shares sold
A-Class	296,120	692,089
C-Class	37,915	317,074
P-Class	25,944	167,163
Institutional Class	1,785,709	5,775,858
R6-Class	225,132	826,869
Shares issued from reinvestment of distributions
A-Class	98,971	220,568
C-Class	23,491	55,629
P-Class	10,432	25,050
Institutional Class	335,470	723,143
R6-Class	235,274	593,662
Shares redeemed
A-Class	(554,548)	(1,059,043)
C-Class	(315,919)	(477,190)
P-Class	(112,550)	(239,351)
Institutional Class	(4,546,556)	(8,088,067)
R6-Class	(11,796,114)	(2,130,982)
Net decrease in shares	(14,251,229)	(2,597,528)

32 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Six Months Ended March 31, 2022[a]	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017
Per Share Data
Net asset value, beginning of period	$10.98	$10.37	$10.90	$11.04	$11.50	$11.16
Income (loss) from investment operations:
Net investment income (loss)[b]	.24	.49	.57	.64	.68	.64
Net gain (loss) on investments (realized and unrealized)	(.62)	.63	(.50)	(.12)	(.46)	.35
Total from investment operations	(.38)	1.12	.07	.52	.22	.99
Less distributions from:
Net investment income	(.23)	(.48)	(.60)	(.66)	(.68)	(.65)
Return of capital	—	(.03)	—	—	—	—
Total distributions	(.23)	(.51)	(.60)	(.66)	(.68)	(.65)
Redemption fees collected	— [c]	— [c]	— [c]	— [c]	— [c]	— [c]
Net asset value, end of period	$10.37	$10.98	$10.37	$10.90	$11.04	$11.50

Total Return[d]	(3.47%)	11.02%	0.84%	4.99%	2.00%	9.11%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$50,809	$55,550	$53,997	$67,916	$75,028	$126,097
Ratios to average net assets:
Net investment income (loss)	4.50%	4.51%	5.44%	5.94%	6.05%	5.63%
Total expenses[e]	1.09%	1.07%	1.21%	1.27%	1.35%	1.31%
Net expenses[f,g,h]	1.08%	1.05%	1.20%	1.26%	1.33%	1.29%
Portfolio turnover rate	25%	86%	81%	61%	61%	62%

C-Class	Six Months Ended March 31, 2022[a]	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017
Per Share Data
Net asset value, beginning of period	$11.07	$10.46	$10.99	$11.14	$11.60	$11.26
Income (loss) from investment operations:
Net investment income (loss)[b]	.20	.40	.49	.56	.60	.56
Net gain (loss) on investments (realized and unrealized)	(.62)	.64	(.49)	(.12)	(.46)	.35
Total from investment operations	(.42)	1.04	—	.44	.14	.91
Less distributions from:
Net investment income	(.19)	(.40)	(.53)	(.59)	(.60)	(.57)
Return of capital	—	(.03)	—	—	—	—
Total distributions	(.19)	(.43)	(.53)	(.59)	(.60)	(.57)
Redemption fees collected	— [c]	— [c]	— [c]	— [c]	— [c]	— [c]
Net asset value, end of period	$10.46	$11.07	$10.46	$10.99	$11.14	$11.60

Total Return[d]	(3.82%)	10.04%	0.09%	4.12%	1.27%	8.38%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$12,678	$16,242	$16,437	$21,935	$22,350	$30,461
Ratios to average net assets:
Net investment income (loss)	3.66%	3.67%	4.68%	5.17%	5.31%	4.92%
Total expenses[e]	1.91%	1.91%	2.00%	2.03%	2.11%	2.05%
Net expenses[f,g,h]	1.90%	1.89%	1.99%	2.02%	2.09%	2.03%
Portfolio turnover rate	25%	86%	81%	61%	61%	62%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 33

HIGH YIELD FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

P-Class	Six Months Ended March 31, 2022[a]	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017
Per Share Data
Net asset value, beginning of period	$10.98	$10.38	$10.91	$11.05	$11.51	$11.17
Income (loss) from investment operations:
Net investment income (loss)[b]	.24	.48	.57	.64	.68	.64
Net gain (loss) on investments (realized and unrealized)	(.62)	.62	(.50)	(.12)	(.46)	.37
Total from investment operations	(.38)	1.10	.07	.52	.22	1.01
Less distributions from:
Net investment income	(.23)	(.47)	(.60)	(.66)	(.68)	(.67)
Return of capital	—	(.03)	—	—	—	—
Total distributions	(.23)	(.50)	(.60)	(.66)	(.68)	(.67)
Redemption fees collected	— [c]	— [c]	— [c]	— [c]	— [c]	— [c]
Net asset value, end of period	$10.37	$10.98	$10.38	$10.91	$11.05	$11.51

Total Return	(3.51%)	10.80%	0.80%	4.98%	1.95%	9.24%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,556	$5,660	$5,837	$8,170	$12,124	$16,883
Ratios to average net assets:
Net investment income (loss)	4.41%	4.40%	5.42%	5.93%	6.00%	5.58%
Total expenses[e]	1.20%	1.20%	1.26%	1.30%	1.45%	1.29%
Net expenses[f,g,h]	1.16%	1.16%	1.25%	1.28%	1.39%	1.22%
Portfolio turnover rate	25%	86%	81%	61%	61%	62%

Institutional Class	Six Months Ended March 31, 2022[a]	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017
Per Share Data
Net asset value, beginning of period	$8.94	$8.45	$8.88	$9.01	$9.38	$9.11
Income (loss) from investment operations:
Net investment income (loss)[b]	.20	.41	.48	.54	.58	.56
Net gain (loss) on investments (realized and unrealized)	(.49)	.51	(.39)	(.10)	(.38)	.28
Total from investment operations	(.29)	.92	.09	.44	.20	.84
Less distributions from:
Net investment income	(.20)	(.40)	(.52)	(.57)	(.57)	(.57)
Return of capital	—	(.03)	—	—	—	—
Total distributions	(.20)	(.43)	(.52)	(.57)	(.57)	(.57)
Redemption fees collected	— [c]	— [c]	— [c]	— [c]	— [c]	— [c]
Net asset value, end of period	$8.45	$8.94	$8.45	$8.88	$9.01	$9.38

Total Return	(3.30%)	11.14%	1.14%	5.15%	2.27%	9.56%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$137,696	$167,486	$171,641	$180,442	$125,945	$194,280
Ratios to average net assets:
Net investment income (loss)	4.68%	4.71%	5.67%	6.17%	6.28%	6.00%
Total expenses[e]	0.89%	0.88%	0.98%	0.99%	1.14%	0.94%
Net expenses[f,g,h]	0.87%	0.85%	0.96%	0.97%	1.11%	0.93%
Portfolio turnover rate	25%	86%	81%	61%	61%	62%

34 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

R6-Class	Six Months Ended March 31, 2022[a]	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Period Ended September 30, 2017[i]
Per Share Data
Net asset value, beginning of period	$10.97	$10.36	$10.89	$11.03	$11.49	$11.45
Income (loss) from investment operations:
Net investment income (loss)[b]	.25	.52	.60	.68	.72	.24
Net gain (loss) on investments (realized and unrealized)	(.61)	.63	(.49)	(.12)	(.46)	.04
Total from investment operations	(.36)	1.15	.11	.56	.26	.28
Less distributions from:
Net investment income	(.26)	(.51)	(.64)	(.70)	(.72)	(.24)
Return of capital	—	(.03)	—	—	—	—
Total distributions	(.26)	(.54)	(.64)	(.70)	(.72)	(.24)
Redemption fees collected	— [c]	— [c]	— [c]	— [c]	— [c]	— [c]
Net asset value, end of period	$10.35	$10.97	$10.36	$10.89	$11.03	$11.49

Total Return	(3.35%)	11.35%	1.19%	5.39%	2.34%	2.49%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,248	$126,683	$127,037	$151,558	$190,421	$200,099
Ratios to average net assets:
Net investment income (loss)	4.72%	4.80%	5.79%	6.31%	6.41%	5.41%
Total expenses[e]	0.75%	0.77%	0.85%	0.89%	1.00%	0.82%
Net expenses[f,g,h]	0.75%	0.76%	0.85%	0.88%	1.00%	0.82%
Portfolio turnover rate	25%	86%	81%	61%	61%	62%

[a]	Unaudited figures for the period ended March 31, 2022. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Redemption fees collected are less than $0.01 per share.
[d]	Total return does not reflect the impact of any applicable sales charges.
[e]	Does not include expenses of the underlying funds in which the Fund invests.
[f]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[g]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements for the periods presented was as follows:

	03/31/22[a]	09/30/21	09/30/20	09/30/19	09/30/18	09/30/17
A-Class	0.03%	0.00%*	0.05%	0.05%	—	0.09%
C-Class	0.01%	0.01%	0.04%	0.05%	—	0.06%
P-Class	0.06%	0.04%	0.02%	0.01%	0.03%	0.00%*
Institutional Class	0.03%	0.01%	0.02%	0.02%	0.04%	0.00%*
R6-Class	—	—	0.00&*	0.00%*	—	—

*	Less than 0.01%.

[h]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the periods presented would be:

	03/31/22[a]	09/30/21	09/30/20	09/30/19	09/30/18	09/30/17
A-Class	1.07%	1.03%	1.12%	1.15%	1.10%	1.15%
C-Class	1.89%	1.87%	1.90%	1.91%	1.86%	1.89%
P-Class	1.15%	1.14%	1.16%	1.16%	1.16%	1.08%
Institutional Class	0.86%	0.83%	0.87%	0.88%	0.88%	0.79%
R6-Class	0.75%	0.74%	0.77%	0.77%	0.77%	0.79%

[i]	Since commencement of operations: May 15, 2017. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 35

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2022

CORE BOND FUND

OBJECTIVE: Seeks to provide current income.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Portfolio Composition by Quality Rating[1]
Rating	% of Total Investments
Fixed Income Instruments
AAA	25.7%
AA	10.9%
A	20.4%
BBB	31.5%
BB	2.0%
B	0.6%
CCC	0.0%*
CC	0.1%
C	0.1%
NR2	1.0%
Other Instruments	7.7%
Total Investments	100.0%

Inception Dates:
A-Class	August 15, 1985
C-Class	May 1, 2000
P-Class	May 1, 2015
Institutional Class	January 29, 2013

Ten Largest Holdings (% of Total Net Assets)
U.S. Treasury Notes, 1.88%	5.6%
U.S. Treasury Bonds, 1.88%	1.2%
Cerberus Loan Funding XXX, LP, 2.09%	0.9%
U.S. Treasury Bonds, 2.00%	0.9%
Pershing Square Tontine Holdings Ltd. — Class A	0.9%
Woodmont Trust, 2.14%	0.8%
Delta Air Lines, Inc., 7.00%	0.6%
Mileage Plus Holdings LLC, 6.25%	0.6%
Boeing Co., 5.15%	0.6%
Octagon Investment Partners 49 Ltd., 1.79%	0.6%
Top Ten Total	12.7%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

[1]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled “NR” have been rated by Moody’s, Standard & Poor’s (“S&P”), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (“NRSRO”). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating. Security ratings are determined at the time of purchase and may change thereafter.

[2]	NR (not rated) securities do not necessarily indicate low credit quality.
*	Less than 0.01%.

36 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	March 31, 2022

Average Annual Returns*

Periods Ended March 31, 2022

	6 Month†	1 Year	5 Year	10 Year
A-Class Shares	(7.08%)	(4.19%)	3.05%	3.88%
A-Class Shares with sales charge‡	(10.81%)	(8.02%)	2.21%	3.38%
C-Class Shares	(7.41%)	(4.87%)	2.30%	3.12%
C-Class Shares with CDSC§	(8.31%)	(5.80%)	2.30%	3.12%
Bloomberg U.S. Aggregate Bond Index	(5.92%)	(4.15%)	2.14%	2.24%

	6 Month†	1 Year	5 Year	Since Inception (05/01/15)
P-Class Shares	(7.02%)	(4.13%)	3.05%	3.14%
Bloomberg U.S. Aggregate Bond Index	(5.92%)	(4.15%)	2.14%	2.00%

	6 Month†	1 Year	5 Year	Since Inception (01/29/13)
Institutional Class Shares	(6.90%)	(3.86%)	3.36%	3.94%
Bloomberg U.S. Aggregate Bond Index	(5.92%)	(4.15%)	2.14%	2.10%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Bloomberg U.S. Aggregate Bond Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	6 month returns are not annualized.
‡

Effective October 1, 2015, the maximum sales charge decreased from 4.75% to 4.00%. A 4.75% maximum sales charge is used in the calculation of the Average Annual Returns based on subscriptions made prior to October 1, 2015, and a 4.00% maximum sales charge is used to calculated performance for the periods based on subscriptions made on or after October 1, 2015.

§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 37

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022
CORE BOND FUND

	Shares	Value
COMMON STOCKS† - 1.3%

Financial - 1.3%
Pershing Square Tontine Holdings Ltd. — Class A*,1	622,890	$12,389,282
KKR Acquisition Holdings I Corp. — Class A*,1	299,316	2,942,276
RXR Acquisition Corp. — Class A*,1	72,327	705,188
TPG Pace Beneficial II Corp.*,1	64,278	631,210
MSD Acquisition Corp. — Class A*,1	46,697	458,565
AfterNext HealthTech Acquisition Corp. — Class A*,1	38,300	370,744
Conyers Park III Acquisition Corp. — Class A*,1	35,600	347,100
Waverley Capital Acquisition Corp. 1 — Class A*,1	28,200	271,284
Colicity, Inc. — Class A*,1	25,295	246,879
Acropolis Infrastructure Acquisition Corp. — Class A*,1	24,900	241,779
Blue Whale Acquisition Corp. I — Class A*,1	20,700	200,790
Total Financial		18,805,097

Communications - 0.0%
Figs, Inc. — Class A*	12,590	270,937
Vacasa, Inc. — Class A*	31,926	264,028
Total Communications		534,965

Industrial - 0.0%
Constar International Holdings LLC*,†††	68	—

Total Common Stocks
(Cost $19,061,064)		19,340,062

PREFERRED STOCKS†† - 5.0%
Financial - 5.0%
Wells Fargo & Co.
4.38%	210,000	4,399,500
4.70%	148,000	3,263,400
3.90% due 12/31/70	3,250,000	3,115,287
First Republic Bank
4.25%	372,000	7,722,720
4.13%	53,200	1,096,984
Charles Schwab Corp.
4.00% due 12/31/70	8,500,000	7,634,020
W R Berkley Corp.
4.13% due 03/30/61	282,142	6,263,553
4.25% due 09/30/60	11,828	251,463
Bank of America Corp.
4.13%	148,000	3,153,880
4.38%	106,000	2,294,900
Markel Corp.
6.00% due 12/31/70	5,210,000	5,392,350
Bank of New York Mellon Corp.
3.75% due 12/31/70	3,900,000	3,605,160
4.70% due 12/31/70	1,060,000	1,085,440
JPMorgan Chase & Co.
3.65%[2]	2,350,000	2,197,250
4.63%	76,000	1,672,760
Globe Life, Inc.
4.25% due 06/15/61	160,000	3,548,800
MetLife, Inc.
3.85% due 12/31/70	3,520,000	3,471,424
Public Storage
4.63%	104,783	2,439,348
4.13%	22,087	480,613
Arch Capital Group Ltd.
4.55%	102,000	2,153,220
PartnerRe Ltd.
4.88%	78,457	1,777,051
American Financial Group, Inc.
4.50% due 09/15/60	77,955	1,774,256
RenaissanceRe Holdings Ltd.
4.20%	82,000	1,731,020
CNO Financial Group, Inc.
5.13% due 11/25/60	48,000	1,065,600
Kuvare US Holdings, Inc.
7.00% due 02/17/51[3]	1,000,000	1,040,000
Depository Trust & Clearing Corp.
3.38%[2,3]	1,000,000	920,000
Assurant, Inc.
5.25% due 01/15/61	38,000	882,360
Total Financial		74,432,359

Industrial - 0.0%
Constar International Holdings LLC*,†††	7	—

Total Preferred Stocks
(Cost $82,765,068)		74,432,359

WARRANTS† - 0.0%
Pershing Square Tontine Holdings, Ltd.
Expiring 07/24/25*,1	69,210	65,057
KKR Acquisition Holdings I Corp.
Expiring 12/31/27*,1	74,828	49,387
MSD Acquisition Corp.
Expiring 05/13/23*,1	9,339	7,284
RXR Acquisition Corp.
Expiring 03/08/26*,1	14,463	6,508
Conyers Park III Acquisition Corp.
Expiring 08/12/28*	11,866	6,064
Ginkgo Bioworks Holdings, Inc.
Expiring 12/31/27*	6,510	5,731
AfterNext HealthTech Acquisition Corp.
Expiring 07/09/23*	12,766	5,362
Acropolis Infrastructure Acquisition Corp.
Expiring 03/31/26*,1	8,300	3,945
Waverley Capital Acquisition Corp.
Expiring 04/30/27*,1	9,400	3,572
Blue Whale Acquisition Corp.
Expiring 07/30/26*,1	5,174	2,592

38 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
CORE BOND FUND

	Shares	Value
Colicity, Inc.
Expiring 12/31/27*,1	5,057	$1,972
Total Warrants
(Cost $554,301)		157,474

CLOSED-END FUNDS† - 0.2%
BlackRock MuniHoldings California Quality Fund, Inc.	118,541	1,550,516
BlackRock MuniYield California Quality Fund, Inc.	102,571	1,347,783
Total Closed-End Funds
(Cost $3,273,258)		2,898,299

MONEY MARKET FUNDS† - 1.2%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.12%[4]	12,625,134	12,625,134
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 0.15%[4]	5,522,876	5,522,876
Total Money Market Funds
(Cost $18,148,010)		18,148,010

	Face Amount~
CORPORATE BONDS†† - 41.6%
Financial - 19.0%
Pershing Square Holdings Ltd.
3.25% due 10/01/31	6,200,000	5,592,400
3.25% due 11/15/30[3]	4,500,000	4,129,110
5.50% due 07/15/22[3]	2,000,000	2,012,252
JPMorgan Chase & Co.
3.11% due 04/22/41[2]	3,530,000	3,190,196
2.52% due 04/22/31[2]	2,210,000	2,048,712
2.96% due 05/13/31[2]	1,870,000	1,749,753
4.49% due 03/24/31[2]	1,600,000	1,695,901
Bank of America Corp.
2.59% due 04/29/31[2]	6,900,000	6,365,709
2.68% due 06/19/41[2]	2,650,000	2,237,549
Wells Fargo & Co.
3.07% due 04/30/41[2]	8,550,000	7,686,237
Liberty Mutual Group, Inc.
4.13% due 12/15/51[2,3]	5,800,000	5,466,500
3.95% due 05/15/60[3]	2,150,000	1,956,175
Nationwide Mutual Insurance Co.
4.35% due 04/30/50[3]	7,410,000	7,372,299
Nippon Life Insurance Co.
2.75% due 01/21/51[2,3]	8,150,000	7,314,625
BPCE S.A.
2.28% due 01/20/32[2,3]	8,200,000	7,200,723
Macquarie Bank Ltd.
3.62% due 06/03/30[3]	7,470,000	7,040,396
Teachers Insurance & Annuity Association of America
3.30% due 05/15/50[3]	7,750,000	6,861,322
GLP Capital Limited Partnership / GLP Financing II, Inc.
4.00% due 01/15/31	4,650,000	4,509,942
5.30% due 01/15/29	1,900,000	1,996,083
Wilton RE Ltd.
6.00% †††,2,3,5	6,350,000	6,113,780
Reliance Standard Life Global Funding II
2.75% due 05/07/25[3]	6,170,000	6,050,060
American Equity Investment Life Holding Co.
5.00% due 06/15/27	5,036,000	5,254,177
Reinsurance Group of America, Inc.
3.15% due 06/15/30	5,350,000	5,153,134
GA Global Funding Trust
1.63% due 01/15/26[3]	5,450,000	5,067,708
American International Group, Inc.
4.38% due 06/30/50	4,280,000	4,690,962
Fidelity National Financial, Inc.
3.40% due 06/15/30	3,630,000	3,495,683
2.45% due 03/15/31	1,210,000	1,071,668
Allianz SE
3.20% [2,3,5]	5,000,000	4,337,500
Citigroup, Inc.
2.57% due 06/03/31[2]	4,690,000	4,296,543
Maple Grove Funding Trust I
4.16% due 08/15/51[3]	4,750,000	4,282,613
Intercontinental Exchange, Inc.
3.00% due 06/15/50	2,430,000	2,128,320
2.65% due 09/15/40	2,400,000	2,047,848
Iron Mountain, Inc.
5.25% due 07/15/30[3]	1,719,000	1,684,620
4.50% due 02/15/31[3]	1,481,000	1,367,718
5.63% due 07/15/32[3]	1,000,000	985,280
Fairfax Financial Holdings Ltd.
3.38% due 03/03/31	4,300,000	4,010,419
PartnerRe Finance B LLC
4.50% due 10/01/50[2]	4,040,000	3,898,600
Safehold Operating Partnership, LP
2.85% due 01/15/32	2,428,000	2,139,176
2.80% due 06/15/31	1,931,000	1,695,668
Old Republic International Corp.
3.85% due 06/11/51	4,020,000	3,730,452
Macquarie Group Ltd.
2.87% due 01/14/33[2,3]	2,150,000	1,908,269
2.69% due 06/23/32[2,3]	2,000,000	1,760,312
Standard Chartered plc
4.64% due 04/01/31[2,3]	3,550,000	3,660,424
FS KKR Capital Corp.
2.63% due 01/15/27	2,150,000	1,968,922
3.25% due 07/15/27	1,800,000	1,661,538
Massachusetts Mutual Life Insurance Co.
3.38% due 04/15/50[3]	2,450,000	2,200,836
3.20% due 12/01/61[3]	1,650,000	1,347,102
Host Hotels & Resorts, LP
3.50% due 09/15/30	3,685,000	3,513,501
Ares Finance Company II LLC
3.25% due 06/15/30[3]	3,660,000	3,509,641

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 39

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
CORE BOND FUND

	Face Amount~	Value
OneAmerica Financial Partners, Inc.
4.25% due 10/15/50[3]	3,620,000	$3,484,791
National Australia Bank Ltd.
2.99% due 05/21/31[3]	2,350,000	2,132,432
2.33% due 08/21/30[3]	1,500,000	1,304,830
Crown Castle International Corp.
2.90% due 04/01/41	2,800,000	2,317,731
3.30% due 07/01/30	1,149,000	1,098,821
Five Corners Funding Trust II
2.85% due 05/15/30[3]	3,532,000	3,347,187
KKR Group Finance Company VI LLC
3.75% due 07/01/29[3]	3,230,000	3,307,716
First American Financial Corp.
4.00% due 05/15/30	3,180,000	3,184,897
Brookfield Finance, Inc.
3.50% due 03/30/51	2,550,000	2,267,535
4.70% due 09/20/47	650,000	688,933
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
3.88% due 03/01/31[3]	3,150,000	2,850,750
Arch Capital Group Ltd.
3.64% due 06/30/50	2,900,000	2,656,522
UBS Group AG
2.10% due 02/11/32[2,3]	2,950,000	2,579,296
Belrose Funding Trust
2.33% due 08/15/30[3]	2,780,000	2,434,882
Jefferies Group LLC
2.75% due 10/15/32	2,720,000	2,434,060
Sumitomo Life Insurance Co.
3.38% due 04/15/81[2,3]	2,500,000	2,403,000
ABN AMRO Bank N.V.
2.47% due 12/13/29[2,3]	2,600,000	2,376,391
Equitable Holdings, Inc.
7.00% due 04/01/28	2,050,000	2,375,115
Corebridge Financial, Inc.
3.90% due 04/05/32[3]	1,600,000	1,597,632
4.35% due 04/05/42[3]	750,000	749,798
Jefferies Finance LLC / JFIN Company-Issuer Corp.
5.00% due 08/15/28[3]	2,450,000	2,345,826
KKR Group Finance Company VIII LLC
3.50% due 08/25/50[3]	2,660,000	2,320,287
Everest Reinsurance Holdings, Inc.
3.50% due 10/15/50	2,560,000	2,282,608
Goldman Sachs Group, Inc.
3.50% due 04/01/25	2,250,000	2,266,781
Societe Generale S.A.
2.89% due 06/09/32[2,3]	2,500,000	2,240,153
Assured Guaranty US Holdings, Inc.
3.15% due 06/15/31	1,450,000	1,367,689
3.60% due 09/15/51	800,000	690,195
Stewart Information Services Corp.
3.60% due 11/15/31	2,250,000	2,047,760
Assurant, Inc.
2.65% due 01/15/32	2,300,000	2,007,792
Westpac Banking Corp.
3.02% due 11/18/36[2]	1,200,000	1,066,258
2.96% due 11/16/40	1,100,000	924,361
Americo Life, Inc.
3.45% due 04/15/31[3]	2,060,000	1,857,125
HS Wildcat LLC
3.83% due 12/31/50†††	2,000,000	1,814,047
QBE Insurance Group Ltd.
5.88% [2,3,5]	1,750,000	1,791,562
Trustage Financial Group, Inc.
4.63% due 04/15/32[3]	1,750,000	1,755,928
Manulife Financial Corp.
2.48% due 05/19/27	1,800,000	1,731,441
Fifth Third Bancorp
2.55% due 05/05/27	1,750,000	1,690,785
Dyal Capital Partners III
4.40% due 06/15/40†††	1,750,000	1,630,218
Lincoln National Corp.
4.38% due 06/15/50	1,580,000	1,626,464
AmFam Holdings, Inc.
2.81% due 03/11/31[3]	1,750,000	1,615,685
Primerica, Inc.
2.80% due 11/19/31	1,750,000	1,614,430
Global Atlantic Finance Co.
3.13% due 06/15/31[3]	1,800,000	1,610,586
Australia & New Zealand Banking Group Ltd.
2.57% due 11/25/35[2,3]	1,800,000	1,570,563
Kemper Corp.
2.40% due 09/30/30	1,510,000	1,316,094
Raymond James Financial, Inc.
3.75% due 04/01/51	1,300,000	1,270,439
Jefferies Group LLC / Jefferies Group Capital Finance, Inc.
2.63% due 10/15/31	1,400,000	1,262,156
Prudential Financial, Inc.
3.70% due 10/01/50[2]	1,160,000	1,063,024
Sumitomo Mitsui Financial Group, Inc.
2.22% due 09/17/31	1,050,000	928,928
Apollo Management Holdings, LP
2.65% due 06/05/30[3]	930,000	867,863
Central Storage Safety Project Trust
4.82% due 02/01/38[6]	941,120	844,234
Penn Mutual Life Insurance Co.
3.80% due 04/29/61[3]	950,000	843,871
W R Berkley Corp.
4.00% due 05/12/50	850,000	824,627
Western & Southern Life Insurance Co.
3.75% due 04/28/61[3]	850,000	767,627
Weyerhaeuser Co.
4.00% due 04/15/30	722,000	743,494
CNO Financial Group, Inc.
5.25% due 05/30/29	700,000	736,397
Nasdaq, Inc.
3.25% due 04/28/50	850,000	733,694
Protective Life Corp.
3.40% due 01/15/30[3]	740,000	731,338

40 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
CORE BOND FUND

	Face Amount~	Value
Brown & Brown, Inc.
2.38% due 03/15/31	800,000	$702,819
New York Life Insurance Co.
3.75% due 05/15/50[3]	600,000	581,614
Hanover Insurance Group, Inc.
2.50% due 09/01/30	480,000	436,292
Fidelity & Guaranty Life Holdings, Inc.
5.50% due 05/01/25[3]	400,000	418,784
Brookfield Finance LLC
3.45% due 04/15/50	470,000	412,702
Cushman & Wakefield US Borrower LLC
6.75% due 05/15/28[3]	296,000	309,320
KKR Group Finance Company III LLC
5.13% due 06/01/44[3]	100,000	111,602
Total Financial		282,826,140

Consumer, Cyclical - 4.9%
Marriott International, Inc.
3.50% due 10/15/32	3,300,000	3,141,167
4.63% due 06/15/30	2,830,000	2,931,005
2.85% due 04/15/31	2,320,000	2,117,448
5.75% due 05/01/25	1,900,000	2,017,297
2.75% due 10/15/33	1,000,000	882,523
Delta Air Lines, Inc.
7.00% due 05/01/25[3]	8,800,000	9,425,812
Hyatt Hotels Corp.
5.38% due 04/23/25	3,950,000	4,146,340
5.75% due 04/23/30	3,010,000	3,325,862
Choice Hotels International, Inc.
3.70% due 01/15/31	7,340,000	7,137,122
Whirlpool Corp.
4.60% due 05/15/50	6,145,000	6,448,117
Magallanes, Inc.
4.28% due 03/15/32[3]	3,350,000	3,364,903
5.14% due 03/15/52[3]	1,650,000	1,688,106
Alt-2 Structured Trust
2.95% due 05/14/31◊,†††	3,739,066	3,477,266
Smithsonian Institution
2.70% due 09/01/44	4,000,000	3,459,712
Delta Air Lines Inc. / SkyMiles IP Ltd.
4.50% due 10/20/25[3]	3,150,000	3,168,300
British Airways Class A Pass Through Trust
4.25% due 11/15/32[3]	2,195,929	2,193,697
2.90% due 03/15/35[3]	849,434	780,458
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.50% due 06/20/27[3]	2,550,000	2,658,375
Steelcase, Inc.
5.13% due 01/18/29	2,224,000	2,330,056
BorgWarner, Inc.
2.65% due 07/01/27	2,310,000	2,230,607
Walgreens Boots Alliance, Inc.
4.10% due 04/15/50	1,541,000	1,501,062
Northern Group Housing LLC
6.80% due 08/15/53[3]	1,100,000	1,443,120
Ferguson Finance plc
3.25% due 06/02/30[3]	1,204,000	1,145,882
American Airlines Class AA Pass Through Trust
3.20% due 06/15/28	764,500	725,498
Lowe’s Companies, Inc.
1.70% due 09/15/28	450,000	407,265
JB Poindexter & Company, Inc.
7.13% due 04/15/26[3]	200,000	203,250
Total Consumer, Cyclical		72,350,250

Industrial - 4.8%
Boeing Co.
5.15% due 05/01/30	8,000,000	8,531,663
5.71% due 05/01/40	4,380,000	4,894,433
5.81% due 05/01/50	3,440,000	3,972,295
5.04% due 05/01/27	2,150,000	2,263,977
3.63% due 02/01/31	1,450,000	1,411,351
2.20% due 02/04/26	1,000,000	945,417
Textron, Inc.
2.45% due 03/15/31	3,600,000	3,259,296
3.00% due 06/01/30	1,355,000	1,293,086
FLNG Liquefaction 3 LLC
3.08% due 06/30/39†††	4,407,585	4,008,924
National Basketball Association
2.51% due 12/16/24†††	4,000,000	3,893,213
Berry Global, Inc.
1.57% due 01/15/26	4,100,000	3,819,471
TD SYNNEX Corp.
2.65% due 08/09/31[3]	2,550,000	2,189,795
2.38% due 08/09/28[3]	1,600,000	1,440,112
Howmet Aerospace, Inc.
3.00% due 01/15/29	3,800,000	3,469,875
Cellnex Finance Company S.A.
3.88% due 07/07/41[3]	4,150,000	3,371,128
Vontier Corp.
2.95% due 04/01/31	3,450,000	3,063,772
Flowserve Corp.
3.50% due 10/01/30	1,810,000	1,714,172
2.80% due 01/15/32	1,150,000	1,017,127
Acuity Brands Lighting, Inc.
2.15% due 12/15/30	3,000,000	2,634,028
Owens Corning
3.88% due 06/01/30	2,380,000	2,403,356
IP Lending II Ltd.
3.65% due 07/15/25†††,3	2,450,000	2,402,412
GATX Corp.
4.00% due 06/30/30	2,110,000	2,138,985
Stadco LA, LLC
3.75% due 05/15/56†††	2,000,000	1,781,227
CNH Industrial Capital LLC
1.88% due 01/15/26	1,880,000	1,779,825
Ryder System, Inc.
3.35% due 09/01/25	1,470,000	1,470,193
Amcor Flexibles North America, Inc.
2.63% due 06/19/30	1,230,000	1,133,511
Norfolk Southern Corp.
4.10% due 05/15/21	600,000	558,384

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 41

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
CORE BOND FUND

	Face Amount~		Value
Sonoco Products Co.
5.75% due 11/01/40		150,000	$177,729
Total Industrial			71,038,757

Consumer, Non-cyclical - 4.2%
Altria Group, Inc.
3.70% due 02/04/51		4,650,000	3,755,951
3.40% due 05/06/30		3,110,000	2,991,005
2.35% due 05/06/25		1,180,000	1,146,082
4.45% due 05/06/50		390,000	353,906
CoStar Group, Inc.
2.80% due 07/15/30[3]		5,810,000	5,310,168
Quanta Services, Inc.
2.90% due 10/01/30		4,175,000	3,862,774
BAT Capital Corp.
3.98% due 09/25/50		2,800,000	2,269,087
4.70% due 04/02/27		1,410,000	1,446,162
Royalty Pharma plc
3.55% due 09/02/50		2,690,000	2,234,533
2.20% due 09/02/30		1,410,000	1,232,753
Global Payments, Inc.
2.90% due 11/15/31		1,650,000	1,503,261
2.90% due 05/15/30		1,620,000	1,495,167
Smithfield Foods, Inc.
2.63% due 09/13/31[3]		2,400,000	2,107,334
3.00% due 10/15/30[3]		970,000	880,335
Becle, SAB de CV
2.50% due 10/14/31[3]		2,700,000	2,395,170
Kraft Heinz Foods Co.
5.50% due 06/01/50		1,250,000	1,419,413
7.13% due 08/01/39[3]		650,000	821,294
JBS USA LUX S.A. / JBS USA Food Company / JBS USA Finance, Inc.
3.00% due 05/15/32[3]		1,750,000	1,575,017
4.38% due 02/02/52[3]		600,000	521,930
Triton Container International Ltd.
3.15% due 06/15/31[3]		2,100,000	1,919,999
Emory University
2.97% due 09/01/50		2,000,000	1,774,195
Yale-New Haven Health Services Corp.
2.50% due 07/01/50		2,250,000	1,760,195
California Institute of Technology
3.65% due 09/01/19		2,000,000	1,715,291
Anheuser-Busch InBev Worldwide, Inc.
6.63% due 08/15/33		1,100,000	1,363,959
Kimberly-Clark de Mexico SAB de CV
2.43% due 07/01/31[3]		1,500,000	1,358,310
Health Care Service Corporation A Mutual Legal Reserve Co.
3.20% due 06/01/50[3]		1,480,000	1,294,327
Johnson & Johnson
2.45% due 09/01/60		1,500,000	1,214,749
Universal Health Services, Inc.
2.65% due 10/15/30[3]		1,320,000	1,198,312
Transurban Finance Company Pty Ltd.
2.45% due 03/16/31[3]		1,300,000	1,152,688
Cheplapharm Arzneimittel GmbH
4.38% due 01/15/28	EUR	1,000,000	1,092,774
Wisconsin Alumni Research Foundation
3.56% due 10/01/49		1,000,000	971,254
OhioHealth Corp.
3.04% due 11/15/50		1,000,000	890,816
Memorial Sloan-Kettering Cancer Center
2.96% due 01/01/50		1,000,000	861,755
Prime Security Services Borrower LLC / Prime Finance, Inc.
3.38% due 08/31/27[3]		925,000	846,273
Johns Hopkins University
2.81% due 01/01/60		1,000,000	833,480
Children’s Hospital Corp.
2.59% due 02/01/50		1,000,000	799,982
Children’s Health System of Texas
2.51% due 08/15/50		1,000,000	783,686
Bimbo Bakeries USA, Inc.
4.00% due 05/17/51[3]		800,000	746,499
GXO Logistics, Inc.
2.65% due 07/15/31[3]		850,000	737,035
Moody’s Corp.
3.25% due 05/20/50		700,000	625,841
Duke University
2.83% due 10/01/55		506,000	444,114
Triton Container International Limited / TAL International Container Corp.
3.25% due 03/15/32		200,000	184,226
Total Consumer, Non-cyclical			61,891,102

Communications - 2.6%
Paramount Global
4.95% due 01/15/31		4,478,000	4,760,026
4.95% due 05/19/50		2,490,000	2,602,421
4.75% due 05/15/25		2,260,000	2,347,937
2.90% due 01/15/27		450,000	438,873
Charter Communications Operating LLC / Charter Communications Operating Capital
2.80% due 04/01/31		4,525,000	4,078,355
3.90% due 06/01/52		3,350,000	2,825,089
2.25% due 01/15/29		2,400,000	2,159,684
British Telecommunications plc
4.88% due 11/23/81[2,3]		2,900,000	2,755,000
4.25% due 11/23/81[2,3]		500,000	477,285
9.63% due 12/15/30		150,000	204,655
Level 3 Financing, Inc.
4.25% due 07/01/28[3]		2,175,000	1,996,666
3.88% due 11/15/29[3]		1,150,000	1,058,000
AT&T, Inc.
2.75% due 06/01/31		3,200,000	3,000,572
Vodafone Group plc
4.13% due 06/04/81[2]		2,550,000	2,315,247
Virgin Media Secured Finance plc
4.50% due 08/15/30[3]		2,350,000	2,191,375
Walt Disney Co.
3.80% due 05/13/60		2,000,000	2,012,510

42 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
CORE BOND FUND

	Face Amount~	Value
Amazon.com, Inc.
2.70% due 06/03/60	1,610,000	$1,329,636
VeriSign, Inc.
2.70% due 06/15/31	1,200,000	1,086,000
CSC Holdings LLC
4.13% due 12/01/30[3]	600,000	526,119
Fox Corp.
3.05% due 04/07/25	450,000	449,766
Altice France S.A.
5.13% due 01/15/29[3]	250,000	223,958
Telenet Finance Luxembourg Notes SARL
5.50% due 03/01/28	200,000	193,000
Total Communications		39,032,174

Energy - 2.2%
Galaxy Pipeline Assets Bidco Ltd.
3.25% due 09/30/40[3]	6,250,000	5,642,157
2.94% due 09/30/40[3]	4,000,000	3,606,691
BP Capital Markets plc
4.88% [2,5]	7,530,000	7,548,825
Sabine Pass Liquefaction LLC
4.50% due 05/15/30	4,190,000	4,381,766
Qatar Energy
3.13% due 07/12/41[3]	2,375,000	2,160,898
3.30% due 07/12/51[3]	2,350,000	2,156,882
Magellan Midstream Partners, LP
3.95% due 03/01/50	2,000,000	1,891,888
3.25% due 06/01/30	1,500,000	1,460,050
Valero Energy Corp.
2.15% due 09/15/27	950,000	888,416
4.00% due 04/01/29	500,000	509,983
2.85% due 04/15/25	184,000	181,798
Midwest Connector Capital Company LLC
4.63% due 04/01/29[3]	1,050,000	1,061,084
NuStar Logistics, LP
6.38% due 10/01/30	700,000	709,478
6.00% due 06/01/26	200,000	202,249
Cheniere Corpus Christi Holdings LLC
2.74% due 12/31/39[3]	450,000	391,550
Phillips 66
3.70% due 04/06/23	250,000	253,476
Total Energy		33,047,191

Technology - 1.8%
Broadcom, Inc.
4.15% due 11/15/30	4,013,000	4,067,131
2.45% due 02/15/31[3]	3,700,000	3,300,689
3.19% due 11/15/36[3]	217,000	188,375
Workday, Inc.
3.80% due 04/01/32	3,650,000	3,643,055
NetApp, Inc.
2.70% due 06/22/30	3,507,000	3,235,891
Leidos, Inc.
2.30% due 02/15/31	2,350,000	2,037,097
3.63% due 05/15/25	600,000	599,850
4.38% due 05/15/30	200,000	202,231
CDW LLC / CDW Finance Corp.
3.57% due 12/01/31	2,600,000	2,408,770
Citrix Systems, Inc.
1.25% due 03/01/26	2,300,000	2,236,100
Oracle Corp.
3.95% due 03/25/51	2,450,000	2,141,827
Apple, Inc.
2.55% due 08/20/60	1,550,000	1,270,259
CGI, Inc.
2.30% due 09/14/31[3]	1,300,000	1,133,856
Total Technology		26,465,131

Utilities - 1.1%
Cheniere Corpus Christi Holdings LLC
3.52% due 12/31/39†††	6,700,000	6,143,183
Jersey Central Power & Light Co.
2.75% due 03/01/32[3]	3,220,000	2,998,429
AES Corp.
3.95% due 07/15/30[3]	1,760,000	1,743,555
NRG Energy, Inc.
2.45% due 12/02/27[3]	1,750,000	1,614,031
Arizona Public Service Co.
3.35% due 05/15/50	1,300,000	1,130,935
Enel Finance International N.V.
2.88% due 07/12/41[3]	1,250,000	1,030,103
Alexander Funding Trust
1.84% due 11/15/23[3]	950,000	920,817
Xcel Energy, Inc.
2.35% due 11/15/31	690,000	627,312
Total Utilities		16,208,365

Basic Materials - 1.0%
Newcrest Finance Pty Ltd.
3.25% due 05/13/30[3]	3,600,000	3,442,720
4.20% due 05/13/50[3]	3,235,000	3,146,199
Anglo American Capital plc
5.63% due 04/01/30[3]	3,400,000	3,747,453
3.95% due 09/10/50[3]	970,000	908,322
2.63% due 09/10/30[3]	250,000	226,678
WR Grace Holdings LLC
4.88% due 06/15/27[3]	1,241,000	1,214,256
Yamana Gold, Inc.
2.63% due 08/15/31	1,200,000	1,074,886
Reliance Steel & Aluminum Co.
2.15% due 08/15/30	810,000	726,081
Corporation Nacional del Cobre de Chile
3.75% due 01/15/31[3]	680,000	680,562
Total Basic Materials		15,167,157

Total Corporate Bonds
(Cost $662,267,387)		618,026,267

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 43

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
CORE BOND FUND

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 25.4%
Collateralized Loan Obligations - 16.7%
LoanCore Issuer Ltd.
2021-CRE5, 2.54% (1 Month USD LIBOR + 2.35%, Rate Floor: 2.35%) due 07/15/36◊,3	7,500,000	$7,405,848
2021-CRE4, 2.66% (30 Day Average SOFR + 2.61%, Rate Floor: 2.50%) due 07/15/35◊	4,426,000	4,352,387
2021-CRE6, 2.49% (1 Month USD LIBOR + 2.30%, Rate Floor: 2.30%) due 11/15/38◊,3	4,000,000	3,914,473
2021-CRE4, 1.86% (30 Day Average SOFR + 1.81%, Rate Floor: 1.70%) due 07/15/35◊,3	1,000,000	982,356
2018-CRE1, 1.53% (1 Month USD LIBOR + 1.13%, Rate Floor: 1.13%) due 05/15/28◊,3	279,871	279,753
Octagon Investment Partners 49 Ltd.
2021-5A, 1.79% (3 Month USD LIBOR + 1.55%, Rate Floor: 1.55%) due 01/15/33◊,3	8,500,000	8,406,774
2021-5A, 2.29% (3 Month USD LIBOR + 2.05%, Rate Floor: 2.05%) due 01/15/33◊,3	7,450,000	7,428,161
Woodmont Trust
2020-7A, 2.14% (3 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 01/15/32◊,3	12,000,000	12,049,950
2020-7A, 2.84% (3 Month USD LIBOR + 2.60%, Rate Floor: 2.60%) due 01/15/32◊,3	3,750,000	3,778,550
Cerberus Loan Funding XXX, LP
2020-3A, 2.09% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 01/15/33◊,3	13,500,000	13,560,498
2020-3A, 2.74% (3 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 01/15/33◊,3	2,000,000	2,015,466
LCCM Trust
2021-FL3, 1.85% (1 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 11/15/38◊,3	6,000,000	5,936,043
2021-FL3, 2.20% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 11/15/38◊,3	3,950,000	3,890,736
2021-FL2, 2.55% (1 Month USD LIBOR + 2.15%, Rate Floor: 2.15%) due 12/13/38◊,3	3,100,000	3,063,777
Madison Park Funding XLVIII Ltd.
2021-48A, 2.25% (3 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 04/19/33◊,3	4,000,000	3,984,900
2021-48A, 1.70% (3 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 04/19/33◊,3	4,000,000	3,945,494
Dryden 36 Senior Loan Fund
2020-36A, 2.29% (3 Month USD LIBOR + 2.05%, Rate Floor: 2.05%) due 04/15/29◊,3	8,000,000	7,916,810
AMMC CLO XIV Ltd.
2021-14A, 1.66% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 07/25/29◊,3	8,000,000	7,912,712
MF1 Multifamily Housing Mortgage Loan Trust
2021-FL6, 3.02% (1 Month USD LIBOR + 2.55%, Rate Floor: 2.55%) due 07/16/36◊	4,000,000	3,936,384
2021-FL6, 2.32% (1 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 07/16/36◊,3	3,400,000	3,349,201
Palmer Square Loan Funding Ltd.
2021-1A, 2.05% (3 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 04/20/29◊,3	2,000,000	1,988,695
2021-1A, 1.50% (3 Month USD LIBOR + 1.25%, Rate Floor: 1.25%) due 04/20/29◊,3	2,000,000	1,979,789
2021-3A, 2.75% (3 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 07/20/29◊,3	2,000,000	1,933,198
2021-2A, 2.88% (3 Month USD LIBOR + 2.40%, Rate Floor: 2.40%) due 05/20/29◊,3	1,000,000	963,262
2019-3A, 1.33% (3 Month USD LIBOR + 0.85%, Rate Floor: 0.85%) due 08/20/27◊,3	387,883	386,281
Golub Capital Partners CLO 33M Ltd.
2021-33A, 2.36% (3 Month USD LIBOR + 1.86%, Rate Floor: 1.86%) due 08/25/33◊,3	6,500,000	6,496,860
Golub Capital Partners CLO 16 Ltd.
2021-16A, 1.87% (3 Month USD LIBOR + 1.61%, Rate Floor: 1.61%) due 07/25/33◊,3	4,000,000	3,981,824
2021-16A, 2.06% (3 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 07/25/33◊,3	2,000,000	2,009,261
MidOcean Credit CLO VII
2020-7A, 1.28% (3 Month USD LIBOR + 1.04%, Rate Floor: 0.00%) due 07/15/29◊,3	2,823,462	2,810,172
2020-7A, 1.84% (3 Month USD LIBOR + 1.60%, Rate Floor: 0.00%) due 07/15/29◊,3	2,000,000	1,980,603
2020-7A, 1.69% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 07/15/29◊,3	1,000,000	991,624

44 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
CORE BOND FUND

	Face Amount~	Value
ABPCI Direct Lending Fund CLO II LLC
2021-1A, 1.85% (3 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 04/20/32◊,3	5,500,000	$5,500,552
Cerberus Loan Funding XXXII, LP
2021-2A, 1.86% (3 Month USD LIBOR + 1.62%, Rate Floor: 1.62%) due 04/22/33◊,3	4,250,000	4,236,921
2021-2A, 3.09% (3 Month USD LIBOR + 2.85%, Rate Floor: 2.85%) due 04/22/33◊,3	1,250,000	1,245,108
KREF Funding V LLC
1.83% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 06/25/26◊,†††	5,141,223	5,109,190
0.15% due 06/25/26†††,7	21,818,182	10,691
Cerberus Loan Funding XXXI, LP
2021-1A, 1.74% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 04/15/32◊,3	4,500,000	4,482,619
THL Credit Lake Shore MM CLO I Ltd.
2021-1A, 1.94% (3 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 04/15/33◊,3	4,250,000	4,259,817
BXMT Ltd.
2020-FL2, 1.07% (30 Day Average SOFR + 1.01%, Rate Floor: 0.90%) due 02/15/38◊,3	4,250,000	4,209,833
Venture XIV CLO Ltd.
2020-14A, 1.54% (3 Month USD LIBOR + 1.03%, Rate Floor: 1.03%) due 08/28/29◊,3	4,136,923	4,114,150
Golub Capital Partners CLO 36M Ltd.
2018-36A, 1.62% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 02/05/31◊,3	4,100,000	4,039,732
BSPDF Issuer Ltd.
2021-FL1, 2.44% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 10/15/36◊,3	4,000,000	3,906,925
ABPCI Direct Lending Fund CLO I LLC
2021-1A, 1.95% (3 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 07/20/33◊,3	3,750,000	3,765,473
PFP Ltd.
2021-7, 2.83% (1 Month USD LIBOR + 2.40%, Rate Floor: 2.40%) due 04/14/38◊,3	3,749,813	3,624,603
Cerberus Loan Funding XXVI, LP
2021-1A, 1.74% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 04/15/31◊,3	3,500,000	3,482,225
ABPCI Direct Lending Fund CLO IV LLC
2.12% (3 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 07/06/29◊,†††	3,300,000	3,303,711
Owl Rock CLO IV Ltd.
2021-4A, 2.08% (3 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 08/20/33◊,3	3,250,000	3,252,883
Fortress Credit Opportunities IX CLO Ltd.
2021-9A, 1.92% (3 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 10/15/33◊,3	3,250,000	3,246,139
ABPCI Direct Lending Fund CLO V Ltd.
2021-5A, 1.75% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 04/20/31◊,3	3,250,000	3,229,906
Wellfleet CLO Ltd.
2020-2A, 1.31% (3 Month USD LIBOR + 1.06%, Rate Floor: 0.00%) due 10/20/29◊,3	3,105,071	3,092,970
GoldenTree Loan Management US CLO 1 Ltd.
2021-9A, 2.05% (3 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 01/20/33◊,3	3,000,000	2,926,270
Apres Static CLO Ltd.
2020-1A, 1.94% (3 Month USD LIBOR + 1.70%, Rate Floor: 0.00%) due 10/15/28◊,3	2,000,000	1,995,209
Avery Point VI CLO Ltd.
2021-6A, 2.12% (3 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 08/05/27◊,3	2,000,000	1,985,474
BRSP Ltd.
2021-FL1, 2.60% (1 Month USD LIBOR + 2.15%, Rate Floor: 2.15%) due 08/19/38◊,3	2,000,000	1,973,980
Magnetite XXIX Ltd.
2021-29A, 1.89% (3 Month USD LIBOR + 1.65%, Rate Floor: 1.65%) due 01/15/34◊,3	2,000,000	1,970,393
Fortress Credit Opportunities XI CLO Ltd.
2018-11A, 1.54% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 04/15/31◊,3	2,000,000	1,968,680
ABPCI Direct Lending Fund IX LLC
2021-9A, 2.07% (3 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 11/18/31◊,3	2,000,000	1,967,274
Cerberus Loan Funding XXXIII, LP
2021-3A, 2.09% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 07/23/33◊,3	2,000,000	1,966,452
ACRES Commercial Realty Ltd.
2021-FL2, 2.19% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 01/15/37◊	2,000,000	1,965,846
Neuberger Berman Loan Advisers CLO 40 Ltd.
2021-40A, 1.99% (3 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 04/16/33◊,3	2,000,000	1,953,171

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 45

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
CORE BOND FUND

	Face Amount~	Value
FS Rialto
2021-FL3, 2.48% (1 Month USD LIBOR + 2.05%, Rate Floor: 2.05%) due 11/16/36◊,3	2,000,000	$1,938,358
Canyon Capital CLO Ltd.
2018-1A, 1.80% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 01/30/31◊,3	1,900,000	1,873,188
Diamond CLO Ltd.
2021-1A, 1.71% (3 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 04/25/29◊,3	1,500,000	1,499,311
2018-1A, 1.76% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 07/22/30◊,3	4,160	4,159
Allegro CLO IX Ltd.
2018-3A, 1.41% (3 Month USD LIBOR + 1.17%, Rate Floor: 1.17%) due 10/16/31◊,3	1,500,000	1,493,118
OCP CLO Ltd.
2020-4A, 1.71% (3 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 04/24/29◊,3	1,500,000	1,490,595
Golub Capital Partners CLO 54M L.P
2021-54A, 2.17% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 08/05/33◊,3	1,500,000	1,487,562
STWD Ltd.
2019-FL1, 2.77% (1 Month Term SOFR + 2.46%, Rate Floor: 2.35%) due 07/15/38◊,3	1,459,000	1,415,704
Voya CLO Ltd.
2020-1A, 1.30% (3 Month USD LIBOR + 1.06%, Rate Floor: 1.06%) due 04/15/31◊,3	1,250,000	1,240,555
Marathon CLO V Ltd.
2017-5A, 1.93% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 11/21/27◊,3	1,000,000	996,920
2017-5A, 1.35% (3 Month USD LIBOR + 0.87%, Rate Floor: 0.00%) due 11/21/27◊,3	229,760	229,336
Denali Capital CLO XI Ltd.
2018-1A, 1.38% (3 Month USD LIBOR + 1.13%, Rate Floor: 0.00%) due 10/20/28◊,3	1,010,157	1,008,827
Owl Rock CLO I Ltd.
2019-1A, 2.28% (3 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 05/20/31◊,3	1,000,000	1,000,506
Owl Rock CLO II Ltd.
2021-2A, 1.80% (3 Month USD LIBOR + 1.55%, Rate Floor: 1.55%) due 04/20/33◊,3	1,000,000	995,288
Northwoods Capital XII-B Ltd.
2018-12BA, 2.68% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 06/15/31◊,3	1,000,000	992,335
NewStar Fairfield Fund CLO Ltd.
2018-2A, 1.52% (3 Month USD LIBOR + 1.27%, Rate Floor: 1.27%) due 04/20/30◊,3	989,329	985,704
Cerberus Loan Funding XXXVI, LP
2021-6A, 1.64% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 11/22/33◊,3	983,919	978,701
BSPRT Issuer Ltd.
2021-FL7, 2.70% (1 Month USD LIBOR + 2.30%, Rate Floor: 2.30%) due 12/15/38◊	1,000,000	978,628
KREF
2021-FL2, 2.44% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 02/15/39◊,3	1,000,000	967,080
Dryden 37 Senior Loan Fund
2015-37A, due 01/15/31[3,8]	1,000,000	820,944
ACRE Commercial Mortgage Ltd.
2021-FL4, 3.07% (1 Month USD LIBOR + 2.60%, Rate Floor: 2.60%) due 12/18/37◊,3	773,000	757,027
Golub Capital Partners CLO 17 Ltd.
2017-17A, 1.91% (3 Month USD LIBOR + 1.65%, Rate Floor: 0.00%) due 10/25/30◊,3	750,000	750,103
GPMT Ltd.
2019-FL2, 1.47% (1 Month USD LIBOR + 1.30%, Rate Floor: 1.30%) due 02/22/36◊	716,069	713,758
Newfleet CLO Ltd.
2018-1A, 1.20% (3 Month USD LIBOR + 0.95%, Rate Floor: 0.00%) due 04/20/28◊,3	563,266	561,730
Treman Park CLO Ltd.
2015-1A, due 10/20/28[3,8]	500,000	391,097
KVK CLO Ltd.
2017-1A, 1.14% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.00%) due 01/14/28◊,3	131,608	131,517
Halcyon Loan Advisors Funding Ltd.
2017-3A, 1.14% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.00%) due 10/18/27◊,3	89,896	89,863
Babson CLO Ltd.
2014-IA, due 07/20/25[3,8]	650,000	65,260
Copper River CLO Ltd.
2007-1A, due 01/20/21[6,8]	700,000	140
Total Collateralized Loan Obligations		248,275,353

46 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
CORE BOND FUND

	Face Amount~		Value
Whole Business - 2.2%
Domino’s Pizza Master Issuer LLC
2017-1A, 4.12% due 07/25/47[3]		6,720,000	$6,663,996
2021-1A, 3.15% due 04/25/51[3]		992,500	905,412
Arbys Funding LLC
2020-1A, 3.24% due 07/30/50[3]		6,648,750	6,341,990
DB Master Finance LLC
2019-1A, 4.35% due 05/20/49[3]		3,656,250	3,652,926
2021-1A, 2.79% due 11/20/51[3]		1,995,000	1,786,967
Taco Bell Funding LLC
2016-1A, 4.97% due 05/25/46[3]		3,571,875	3,631,983
2021-1A, 2.29% due 08/25/51[3]		1,426,425	1,271,858
ServiceMaster Funding LLC
2020-1, 2.84% due 01/30/51[3]		3,960,000	3,585,677
SERVPRO Master Issuer LLC
2021-1A, 2.39% due 04/25/51[3]		3,473,750	3,123,638
Wendy’s Funding LLC
2019-1A, 3.78% due 06/15/49[3]		1,343,220	1,326,111
Wingstop Funding LLC
2022-1A, 3.73% due 03/05/52[3]		1,000,000	957,477
Total Whole Business			33,248,035

Transport-Aircraft - 2.0%
AASET Trust
2021-1A, 2.95% due 11/16/41[3]		4,548,710	3,761,469
2020-1A, 3.35% due 01/16/40[3]		1,569,606	1,380,246
2017-1A, 3.97% due 05/16/42[3]		328,921	277,719
Castlelake Aircraft Structured Trust
2021-1A, 3.47% due 01/15/46[3]		4,459,086	4,126,217
AASET US Ltd.
2018-2A, 4.45% due 11/18/38[3]		3,145,485	2,712,525
Navigator Aircraft ABS Ltd.
2021-1, 2.77% due 11/15/46[3]		2,937,500	2,705,116
Lunar Structured Aircraft Portfolio Notes
2021-1, 2.64% due 10/15/46[3]		2,302,682	2,108,873
Sprite Ltd.
2021-1, 3.75% due 11/15/46[3]		2,181,825	2,010,026
MACH 1 Cayman Ltd.
2019-1, 3.47% due 10/15/39[3]		2,140,374	1,985,093
Falcon Aerospace Ltd.
2019-1, 3.60% due 09/15/39[3]		1,543,082	1,391,394
2017-1, 4.58% due 02/15/42[3]		322,581	312,260
Sapphire Aviation Finance II Ltd.
2020-1A, 3.23% due 03/15/40[3]		1,881,891	1,697,170
MAPS Ltd.
2018-1A, 4.21% due 05/15/43[3]		1,602,984	1,498,912
Sapphire Aviation Finance I Ltd.
2018-1A, 4.25% due 03/15/40[3]		1,552,171	1,330,462
Castlelake Aircraft Securitization Trust
2018-1, 4.13% due 06/15/43[3]		873,983	806,077
WAVE LLC
2019-1, 3.60% due 09/15/44[3]		858,586	756,965
Raspro Trust
2005-1A, 1.18% (3 Month USD LIBOR + 0.93%, Rate Floor: 0.93%) due 03/23/24◊,3		219,914	218,875
Total Transport-Aircraft			29,079,399

Financial - 1.3%
Strategic Partners Fund VIII LP
3.45% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/10/25◊,†††		3,500,000	3,498,205
2.95% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 03/10/25◊,†††		1,300,000	1,299,238
Madison Avenue Secured Funding Trust Series
2021-1, 1.96% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 01/17/23◊,†††,3		4,250,000	4,250,000
HarbourVest Structured Solutions IV Holdings, LP
2.58% (3 Month USD LIBOR + 2.45%, Rate Floor: 2.45%) due 09/15/26◊,†††		1,831,749	1,831,520
2.45% (3 Month EURIBOR + 2.45%, Rate Floor: 2.45%) due 09/15/26◊,†††	EUR	1,000,000	1,104,830
Station Place Securitization Trust
2021-SP1, 1.93% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 08/17/22◊,†††,3		2,000,000	2,000,000
KKR Core Holding Company LLC
4.00% due 08/12/31†††		2,022,366	1,914,287
Aesf Vi Verdi, LP
2.15% (3 Month EURIBOR + 2.15%, Rate Floor: 2.15%) due 11/25/24◊,†††	EUR	1,027,157	1,135,101
Nassau LLC
2019-1, 3.98% due 08/15/34[3]		885,933	870,379
Lightning A
5.50% due 03/01/37†††		748,000	748,000
Thunderbird A
5.50% due 03/01/37†††		680,000	680,000
Total Financial			19,331,560

Net Lease - 1.1%
CARS-DB4, LP
2020-1A, 3.81% due 02/15/50[3]		2,241,094	2,219,505
2020-1A, 4.95% due 02/15/50[3]		1,500,000	1,472,102
CMFT Net Lease Master Issuer LLC
2021-1, 3.44% due 07/20/51[3]		3,570,000	3,259,738
STORE Master Funding I-VII
2016-1A, 3.96% due 10/20/46[3]		2,597,298	2,554,681
Oak Street Investment Grade Net Lease Fund Series
2020-1A, 2.26% due 11/20/50[3]		2,500,000	2,334,985
Capital Automotive REIT
2020-1A, 3.48% due 02/15/50[3]		1,245,052	1,208,376
2021-1A, 2.76% due 08/15/51[3]		1,000,000	913,581
STORE Master Funding LLC
2014-1A, 5.00% due 04/20/44[3]		1,441,250	1,443,142

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 47

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
CORE BOND FUND

	Face Amount~	Value
CF Hippolyta LLC
2020-1, 2.60% due 07/15/60[3]	844,102	$776,274
2020-1, 2.28% due 07/15/60[3]	690,378	651,094
Total Net Lease		16,833,478

Collateralized Debt Obligations - 1.1%
Anchorage Credit Funding 4 Ltd.
2021-4A, 2.72% due 04/27/39[3]	7,250,000	7,065,869
2021-4A, 3.12% due 04/27/39[3]	1,500,000	1,468,921
Anchorage Credit Funding Ltd.
2021-13A, 2.88% due 07/27/39[3]	2,500,000	2,452,104
2021-13A, 3.15% due 07/27/39[3]	2,000,000	1,959,840
Anchorage Credit Funding 3 Ltd.
2021-3A, 2.87% due 01/28/39[3]	3,750,000	3,559,574
Total Collateralized Debt Obligations		16,506,308

Transport-Container - 0.5%
Textainer Marine Containers VII Ltd.
2020-1A, 2.73% due 08/21/45[3]	3,892,531	3,770,757
MC Ltd.
2021-1, 2.63% due 11/05/35[3]	3,899,178	3,665,251
Total Transport-Container		7,436,008

Infrastructure - 0.2%
VB-S1 Issuer LLC - VBTEL
2022-1A, 4.29% due 02/15/52[3]	2,500,000	2,435,023

Insurance - 0.1%
JGWPT XXV LLC
2012-1A, 4.21% due 02/16/65[3]	1,669,710	1,742,467

Diversified Payment Rights - 0.1%
Bib Merchant Voucher Receivables Ltd.
4.18% due 04/07/28†††	966,328	938,211

Single Family Residence - 0.1%
Home Partners of America Trust
2021-3, 2.80% due 01/17/41[3]	991,597	929,909
Total Asset-Backed Securities
(Cost $386,164,710)		376,755,751

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 11.2%
Government Agency - 5.3%
Fannie Mae
2.81% due 05/01/51	8,250,000	7,508,712
2.17% due 03/01/51	8,347,000	6,950,494
2.24% due 01/01/51	5,857,099	4,989,944
2.00% due 09/01/50	5,006,538	4,135,057
2.36% due 08/01/50	4,500,000	3,979,301
2.78% due 05/01/51	2,716,468	2,488,244
2.20% due 11/01/27	2,546,284	2,470,402
2.59% due 06/01/51	2,467,396	2,206,559
4.17% due 02/01/49	2,000,000	2,187,061
3.09% due 10/01/29	2,000,000	2,017,508
2.81% due 09/01/39	2,000,000	1,901,899
2.32% due 02/01/51	2,062,535	1,774,258
2.40% due 03/01/40	2,000,000	1,768,424
2.11% due 10/01/50	1,850,443	1,551,991
2.27% due 02/01/51	1,718,319	1,468,015
2.06% due 09/01/36	1,600,000	1,420,727
2.39% due 02/01/51	1,430,623	1,243,657
1.88% due 01/01/36	1,310,000	1,117,928
2.58% due 10/01/51	1,192,354	1,060,814
4.24% due 08/01/48	1,000,000	1,058,125
3.83% due 05/01/49	1,000,000	1,055,003
3.74% due 02/01/30	1,000,000	1,051,907
4.27% due 12/01/33	950,042	1,044,170
3.61% due 04/01/39	1,000,000	1,033,826
2.99% due 01/01/40	1,000,000	967,333
3.46% due 08/01/49	958,502	961,083
2.79% due 01/01/32	965,019	945,653
3.11% due 04/01/30	930,368	941,312
2.68% due 04/01/50	963,449	876,459
2.27% due 10/01/41	1,000,000	851,553
4.07% due 05/01/49	768,563	828,044
2.10% due 07/01/50	968,434	812,919
1.76% due 08/01/40	1,000,000	807,536
due 12/25/43[9]	941,889	798,481
4.37% due 10/01/48	716,640	789,196
4.25% due 05/01/48	632,655	651,096
3.94% due 10/01/36	332,125	346,196
Freddie Mac Seasoned Credit Risk Transfer Trust
2.00% due 05/25/60	3,728,835	3,492,498
2.00% due 11/25/59	1,438,999	1,351,398
Fannie Mae-Aces
1.46% (WAC) due 03/25/35◊,7	23,503,332	2,760,699
Freddie Mac
1.98% due 05/01/50	1,371,649	1,118,939
4.00% due 01/15/46	403,176	404,880
FARM Mortgage Trust
2.18% (WAC) due 01/25/51◊,3	937,599	869,028
Total Government Agency		78,058,329

Commercial Mortgage Backed Securities - 3.2%
GS Mortgage Securities Trust
2020-GSA2, 2.34% due 12/12/53	8,000,000	7,016,282
2020-GC45, 0.67% (WAC) due 02/13/53◊,7	18,939,858	771,621
2019-GC42, 0.81% (WAC) due 09/01/52◊,7	14,904,824	703,025
JP Morgan Chase Commercial Mortgage Securities Trust
2021-NYAH, 2.24% (1 Month USD LIBOR + 1.84%, Rate Floor: 1.84%) due 06/15/38◊,3	4,000,000	3,879,410
2016-JP3, 3.44% (WAC) due 08/15/49◊	4,000,000	3,730,409
DBGS Mortgage Trust
2018-C1, 4.63% (WAC) due 10/15/51◊	7,000,000	7,234,492
CD Mortgage Trust
2017-CD4, 3.95% (WAC) due 05/10/50◊	4,750,000	4,692,276
2016-CD1, 1.37% (WAC) due 08/10/49◊,7	2,148,705	97,914
KKR Industrial Portfolio Trust
2021-KDIP, 1.65% (1 Month USD LIBOR + 1.25%, Rate Floor: 1.25%) due 12/15/37◊,3	3,450,000	3,363,328

48 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
CORE BOND FUND

	Face Amount~	Value
BX Commercial Mortgage Trust
2021-VOLT, 2.40% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 09/15/36◊,3	3,450,000	$3,319,010
SMRT
2022-MINI, 2.25% (1 Month Term SOFR + 1.95%, Rate Floor: 1.95%) due 01/15/24◊,3	2,000,000	1,963,692
GS Mortgage Securities Corporation Trust
2020-DUNE, 1.75% (1 Month USD LIBOR + 1.35%, Rate Floor: 1.35%) due 12/15/36◊,3	1,000,000	990,708
2020-UPTN, 3.25% (WAC) due 02/10/37◊,3	1,000,000	936,878
Life Mortgage Trust
2021-BMR, 1.80% (1 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 03/15/38◊,3	1,965,940	1,899,501
BENCHMARK Mortgage Trust
2019-B14, 0.78% (WAC) due 12/15/62◊,7	19,817,647	793,752
2018-B6, 0.41% (WAC) due 10/10/51◊,7	29,452,709	542,852
Citigroup Commercial Mortgage Trust
2019-GC43, 0.63% (WAC) due 11/10/52◊,7	19,916,612	766,907
2016-GC37, 1.69% (WAC) due 04/10/49◊,7	3,103,452	164,304
2016-C2, 1.74% (WAC) due 08/10/49◊,7	2,381,774	139,970
2016-P5, 1.38% (WAC) due 10/10/49◊,7	1,603,558	80,195
COMM Mortgage Trust
2015-CR24, 0.75% (WAC) due 08/10/48◊,7	42,680,337	894,029
2015-CR26, 0.92% (WAC) due 10/10/48◊,7	8,852,244	229,554
Extended Stay America Trust
2021-ESH, 2.65% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 07/15/38◊,3	1,093,271	1,076,800
CSAIL Commercial Mortgage Trust
2019-C15, 1.04% (WAC) due 03/15/52◊,7	12,169,734	642,544
SG Commercial Mortgage Securities Trust
2016-C5, 1.90% (WAC) due 10/10/48◊,7	8,841,038	475,427
UBS Commercial Mortgage Trust
2017-C2, 1.05% (WAC) due 08/15/50◊,7	10,158,902	411,714
Morgan Stanley Capital I Trust
2016-UB11, 1.50% (WAC) due 08/15/49◊,7	6,651,995	314,240
JPMDB Commercial Mortgage Securities Trust
2016-C2, 1.55% (WAC) due 06/15/49◊,7	7,078,405	305,142
Wells Fargo Commercial Mortgage Trust
2016-NXS5, 1.43% (WAC) due 01/15/59◊,7	3,737,631	158,446
2016-C37, 0.81% (WAC) due 12/15/49◊,7	2,757,590	81,393
CFCRE Commercial Mortgage Trust
2016-C3, 0.99% (WAC) due 01/10/48◊,7	5,504,127	174,272
Total Commercial Mortgage Backed Securities		47,850,087

Residential Mortgage-Backed Securities - 1.6%
Mill City Mortgage Loan Trust
2021-NMR1, 2.50% (WAC) due 11/25/60◊,3	4,800,000	4,383,721
COLT Mortgage Loan Trust
2021-2, 2.38% (WAC) due 08/25/66◊,3	4,000,000	3,565,299
PRPM LLC
2021-RPL2, 2.93% (WAC) due 10/25/51◊,3	2,472,000	2,304,884
Imperial Fund Mortgage Trust
2022-NQM2, 4.02% (WAC) due 03/25/67◊,3	1,000,000	987,353
2022-NQM2, 4.20% (WAC) due 03/25/67◊,3	1,000,000	986,912
Starwood Mortgage Residential Trust
2020-1, 2.56% (WAC) due 02/25/50◊,3	924,890	904,687
2020-1, 2.41% (WAC) due 02/25/50◊,3	924,890	904,491
CSMC Trust
2018-RPL9, 3.85% (WAC) due 09/25/57◊,3	1,096,947	1,105,541
2020-NQM1, 1.72% due 05/25/65[3,10]	335,269	328,104
SPS Servicer Advance Receivables Trust
2020-T2, 1.83% due 11/15/55[3]	1,250,000	1,168,793
American Home Mortgage Investment Trust
2007-1, 2.08% due 05/25/47[7]	6,726,381	1,055,319
BRAVO Residential Funding Trust
2021-HE1, 1.60% (30 Day Average SOFR + 1.50%, Rate Floor: 0.00%) due 01/25/70◊,3	1,000,000	992,819
Verus Securitization Trust
2019-4, 2.85% due 11/25/59[3,10]	948,289	947,177
Securitized Asset-Backed Receivables LLC Trust
2006-HE2, 0.61% (1 Month USD LIBOR + 0.30%, Rate Floor: 0.30%) due 07/25/36◊	1,491,560	765,929
MFRA Trust
2021-INV1, 2.29% (WAC) due 01/25/56◊,3	700,000	641,895
New Residential Mortgage Loan Trust
2019-6A, 3.50% (WAC) due 09/25/59◊,3	581,022	576,374
Angel Oak Mortgage Trust
2020-1, 2.77% (WAC) due 12/25/59◊,3	568,476	567,188
RALI Series Trust
2006-QO2, 0.90% (1 Month USD LIBOR + 0.44%, Rate Floor: 0.44%) due 02/25/46◊	1,515,315	376,837
Residential Mortgage Loan Trust
2020-1, 2.68% (WAC) due 01/26/60◊,3	335,634	325,302
GS Mortgage-Backed Securities Trust
2020-NQM1, 1.79% (WAC) due 09/27/60◊,3	324,087	315,478
MASTR Adjustable Rate Mortgages Trust
2003-5, 3.26% (WAC) due 11/25/33◊	247,033	229,150
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR9, 0.98% (1 Year CMT Rate + 0.84%, Rate Floor: 0.84%) due 11/25/46◊	263,129	227,903
UCFC Manufactured Housing Contract
1997-2, 7.38% due 10/15/28	52,066	51,473
Total Residential Mortgage-Backed Securities		23,712,629

Military Housing - 1.1%
Freddie Mac Military Housing Bonds Resecuritization Trust Certificates
2015-R1, 4.66% (WAC) due 11/25/55◊,3	4,501,166	4,796,790
2015-R1, 4.44% (WAC) due 11/25/52◊,3	2,869,768	3,011,917

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 49

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
CORE BOND FUND

	Face Amount~		Value
Freddie Mac Military Housing Bonds Resecuritization Trust Certificates
2015-R1, 4.66% (WAC) due 11/25/55◊,†††,3		2,505,804	$2,762,842
2015-R1, 0.70% (WAC) due 11/25/55◊,†††,3,7		10,255,233	776,091
Capmark Military Housing Trust
2006-RILY, 6.15% due 07/10/51†††,3		2,280,442	2,493,156
2007-ROBS, 6.06% due 10/10/52†††,3		459,089	499,882
2007-AETC, 5.75% due 02/10/52†††,3		270,642	285,631
GMAC Commercial Mortgage Asset Corp.
2007-HCKM, 6.11% due 08/10/52†††,3		1,443,729	1,572,091
Total Military Housing			16,198,400

Total Collateralized Mortgage Obligations
(Cost $181,321,310)			165,819,445

U.S. GOVERNMENT SECURITIES†† - 7.7%
U.S. Treasury Notes
1.88% due 02/15/32[11]		87,000,000	83,547,188
U.S. Treasury Bonds
1.88% due 11/15/51		20,000,000	17,543,750
2.00% due 08/15/51		15,000,000	13,532,812
Total U.S. Government Securities
(Cost $121,087,152)			114,623,750

SENIOR FLOATING RATE INTERESTS††,◊ - 3.5%
Industrial - 1.1%
Mileage Plus Holdings LLC
6.25% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 06/21/27		8,450,000	8,756,313
Standard Industries, Inc.
3.79% (1 Month USD LIBOR + 2.50%, Rate Floor: 3.00%) due 09/22/28		2,551,000	2,543,347
SkyMiles IP Ltd.
4.75% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 10/20/27		1,700,000	1,752,853
Berry Global, Inc.
2.07% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 07/01/26		1,429,766	1,407,648
Air Canada
4.25% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 08/11/28		1,350,000	1,335,933
Service Logic Acquisition, Inc.
4.75% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 10/29/27		779,882	770,780
Total Industrial			16,566,874

Consumer, Cyclical - 0.9%
Murphy Oil USA, Inc.
2.25% (1 Month USD LIBOR + 1.75%, Rate Floor: 2.25%) due 01/31/28†††		7,940,000	7,940,000
Amaya Holdings BV
2.50% (3 Month EURIBOR + 2.50%, Rate Floor: 2.50%) due 07/21/26	EUR	4,000,000	4,344,849
Stars Group (Amaya)
3.26% (3 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 07/21/26		995,000	986,085
Hilton Worldwide Finance LLC
2.21% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 06/22/26		383,663	379,300
Total Consumer, Cyclical			13,650,234

Technology - 0.4%
Datix Bidco Ltd.
4.96% (6 Month GBP LIBOR + 4.50%, Rate Floor: 4.50%) due 04/28/25†††	GBP	2,900,000	3,792,893
Valkyr Purchaser, LLC
4.75% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 11/05/27		1,584,000	1,580,040
Total Technology			5,372,933

Consumer, Non-cyclical - 0.3%
Packaging Coordinators Midco, Inc.
4.76% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 11/30/27		2,227,500	2,213,110
Southern Veterinary Partners LLC
5.00% (6 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 10/05/27		1,482,152	1,469,184
HAH Group Holding Co. LLC
6.00% (3 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 10/29/27		1,138,825	1,121,742
Total Consumer, Non-cyclical			4,804,036

Basic Materials - 0.3%
Univar Netherlands Holding BV
2.21% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 06/03/28		4,193,313	4,155,321

Utilities - 0.2%
Hamilton Projects Acquiror LLC
5.51% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 06/17/27		3,061,153	2,997,389

Financial - 0.2%
Nexus Buyer LLC
4.21% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 11/09/26		886,398	876,869
Cross Financial Corp.
4.81% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 09/15/27		792,015	785,418
Alliant Holdings Intermediate LLC
3.71% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 05/09/25		491,071	485,110
Total Financial			2,147,397

Energy - 0.1%
Venture Global Calcasieu Pass LLC
2.83% (1 Month USD LIBOR + 2.38%, Rate Floor: 2.38%) due 08/19/26†††		751,444	747,687
DT Midstream, Inc.
2.50% (6 Month USD LIBOR + 2.00%, Rate Floor: 2.50%) due 06/26/28		497,500	496,186
Total Energy			1,243,873

50 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
CORE BOND FUND

	Face Amount~	Value
Communications - 0.0%
Radiate Holdco LLC
4.00% (3 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 09/25/26	163,972	$162,395
Total Senior Floating Rate Interests
(Cost $51,683,438)		51,100,452

FEDERAL AGENCY BONDS†† - 1.9%
Tennessee Valley Authority Principal Strips
due 06/15/38[9,12]	9,400,000	5,556,500
due 01/15/48[9,12]	9,700,000	4,024,346
due 01/15/38[9,12]	4,000,000	2,400,372
due 06/15/35[9,12]	1,583,000	1,049,212
due 12/15/42[9,12]	1,600,000	797,586
Federal Farm Credit Bank
3.51% due 06/11/40	3,300,000	3,488,513
2.70% due 01/30/45	1,053,000	971,267
2.88% due 10/01/40	350,000	338,173
Tennessee Valley Authority
4.25% due 09/15/65	2,450,000	2,978,235
5.38% due 04/01/56	600,000	857,927
United States International Development Finance Corp.
1.63% due 11/20/37	4,000,000	3,575,207
Freddie Mac
due 01/02/34[12]	1,850,000	1,319,083
due 09/15/36[12]	300,000	195,325
due 11/15/38[12]	250,000	148,685
U.S. International Development Finance Corp.
due 01/17/26[12]	800,000	828,434
Fannie Mae Principal Strips
due 08/06/38[9,12]	250,000	150,211
Total Federal Agency Bonds
(Cost $31,485,606)		28,679,076

MUNICIPAL BONDS†† - 1.0%
Texas - 0.3%
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds
3.29% due 09/01/40	2,100,000	1,960,844
2.78% due 09/01/34	700,000	661,344
2.69% due 09/01/33	500,000	474,649
2.57% due 09/01/32	475,000	450,303
2.41% due 09/01/31	450,000	424,963
Grand Parkway Transportation Corp. Revenue Bonds
3.31% due 10/01/49	1,500,000	1,344,312
Dallas/Fort Worth International Airport Revenue Bonds
2.92% due 11/01/50	1,000,000	897,823
Total Texas		6,214,238

New York - 0.3%
Westchester County Local Development Corp. Revenue Bonds
3.85% due 11/01/50	2,700,000	2,503,460
Port Authority of New York & New Jersey Revenue Bonds
3.14% due 02/15/51	1,370,000	1,231,236
Total New York		3,734,696

Idaho - 0.1%
Boise State University Revenue Bonds
3.06% due 04/01/40	1,150,000	1,069,444

California - 0.1%
California Statewide Communities Development Authority Revenue Bonds
2.68% due 02/01/39	1,200,000	1,050,550

Mississippi - 0.1%
Medical Center Educational Building Corp. Revenue Bonds
2.92% due 06/01/41	1,000,000	877,890

Alabama - 0.1%
Auburn University Revenue Bonds
2.68% due 06/01/50	1,000,000	830,230

Ohio - 0.0%
County of Franklin Ohio Revenue Bonds
2.88% due 11/01/50	1,000,000	799,511

Illinois - 0.0%
State of Illinois General Obligation Unlimited
5.65% due 12/01/38	472,222	533,463
Cook County School District No. 155 Calumet City General Obligation Unlimited
5.30% due 12/01/22	5,000	5,079
Total Illinois		538,542

Total Municipal Bonds
(Cost $16,719,475)		15,115,101

FOREIGN GOVERNMENT DEBT†† - 0.3%
Panama Government International Bond
4.50% due 01/19/63	2,600,000	2,494,076
4.50% due 04/16/50	1,450,000	1,432,093
Bermuda Government International Bond
3.38% due 08/20/50[3]	500,000	438,900
Total Foreign Government Debt
(Cost $4,709,245)		4,365,069

SENIOR FIXED RATE INTERESTS††† - 0.2%
Industrial - 0.2%
CTL Logistics
2.65% due 10/10/42	3,642,781	3,264,088
Total Senior Fixed Rate Interests
(Cost $3,642,782)		3,264,088

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 51

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
CORE BOND FUND

	Notional Value	Value
OTC OPTIONS PURCHASED†† - 0.0%
Call Options on:
Interest Rate Options
Bank of America, N.A. 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.40	$455,200,000	$59,176
Morgan Stanley Capital Services LLC 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.40	55,700,000	7,241
Goldman Sachs International 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.61	120,600,000	6,030
Bank of America, N.A. 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.61	47,400,000	2,370
Total OTC Options Purchased
(Cost $1,600,463)		74,817

Total Investments - 100.5%
(Cost $1,584,483,269)		1,492,800,020

	Contracts
LISTED OPTIONS WRITTEN† - 0.0%
Call Options on:
Equity Options
Figs, Inc. Expiring December 2022 with strike price of $55.00 (Notional Value $19,368)	9	(450)
Figs, Inc. Expiring December 2022 with strike price of $50.00 (Notional Value $19,368)	9	(607)

Total Listed Options Written
(Premiums received $18,995)		(1,057)
Other Assets & Liabilities, net - (0.5)%		(6,888,803)
Total Net Assets - 100.0%		$1,485,910,160

Forward Foreign Currency Exchange Contracts††
Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A.	EUR	Sell	1,030,000	1,146,246 USD	06/30/22	$2,385
Barclays Bank plc	GBP	Sell	2,941,000	3,831,495 USD	04/14/22	(31,708)
Bank of America, N.A.	EUR	Sell	5,917,000	6,462,044 USD	04/14/22	(87,448)
						$(116,771)

52 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
CORE BOND FUND

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
◊

Variable rate security. Rate indicated is the rate effective at March 31, 2022. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[1]	Special Purpose Acquisition Company (SPAC).
[2]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[3]

Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $653,041,172 (cost $684,412,361), or 43.9% of total net assets.

[4]	Rate indicated is the 7-day yield as of March 31, 2022.
[5]	Perpetual maturity.
[6]

Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $844,374 (cost $962,868), or 0.1% of total net assets — See Note 10.

[7]	Security is an interest-only strip.
[8]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[9]	Security is a principal-only strip.
[10]

Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at March 31, 2022. See table below for additional step information for each security.

[11]

All or a portion of this security has been physically segregated or earmarked in connection with reverse repurchase agreements. At March 31, 2022, the total market value of the segregated or earmarked security was $83,547,188 — See Note 6.

[12]	Zero coupon rate security.
BofA — Bank of America
CMS — Constant Maturity Swap
CMT — Constant Maturity Treasury
EUR — Euro
EURIBOR — European Interbank Offered Rate
GBP — British Pound
LIBOR — London Interbank Offered Rate
plc — Public Limited Company
REIT — Real Estate Investment Trust
SARL — Société à Responsabilité Limitée
SOFR — Secured Overnight Financing Rate
WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 53

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
CORE BOND FUND

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2022 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$19,340,062	$—	$—	*	$19,340,062
Preferred Stocks	—	74,432,359	—	*	74,432,359
Warrants	157,474	—	—		157,474
Closed-End Funds	2,898,299	—	—		2,898,299
Money Market Funds	18,148,010	—	—		18,148,010
Corporate Bonds	—	586,761,997	31,264,270		618,026,267
Asset-Backed Securities	—	348,932,767	27,822,984		376,755,751
Collateralized Mortgage Obligations	—	157,429,752	8,389,693		165,819,445
U.S. Government Securities	—	114,623,750	—		114,623,750
Senior Floating Rate Interests	—	38,619,872	12,480,580		51,100,452
Federal Agency Bonds	—	28,679,076	—		28,679,076
Municipal Bonds	—	15,115,101	—		15,115,101
Foreign Government Debt	—	4,365,069	—		4,365,069
Senior Fixed Rate Interests	—	—	3,264,088		3,264,088
Options Purchased	—	74,817	—		74,817
Forward Foreign Currency Exchange Contracts**	—	2,385	—		2,385
Total Assets	$40,543,845	$1,369,036,945	$83,221,615		$1,492,802,405

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Options Written	$1,057	$—	$—	$1,057
Forward Foreign Currency Exchange Contracts**	—	119,156	—	119,156
Unfunded Loan Commitments (Note 9)	—	—	38,342	38,342
Total Liabilities	$1,057	$119,156	$38,342	$158,555

*	Security has a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of the period end, reverse repurchase agreements of $9,593,773 are categorized as Level 2 within the disclosure hierarchy — See Note 6.

54 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
CORE BOND FUND

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within level 3 of the fair value hierarchy.

Category	Ending Balance at March 31, 2022	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Asset-Backed Securities	$13,978,084	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Asset-Backed Securities	6,260,691	Third Party Pricing	Broker Quote	—	—
Asset-Backed Securities	3,303,711	Option adjusted spread off third party pricing	Trade Price	—	—
Asset-Backed Securities	2,852,498	Yield Analysis	Yield	4.3%-4.8%	4.6%
Asset-Backed Securities	1,428,000	Third Party Pricing	Trade Price	—	—
Collateralized Mortgage Obligations	8,389,693	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Corporate Bonds	21,673,224	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Corporate Bonds	6,113,780	Third Party Pricing	Vendor Price	—	—
Corporate Bonds	3,477,266	Yield Analysis	Yield	4.4%	—
Senior Fixed Rate Interests	3,264,088	Yield Analysis	Yield	2.7%	—
Senior Floating Rate Interests	8,687,687	Third Party Pricing	Broker Quote	—	—
Senior Floating Rate Interests	3,792,893	Yield Analysis	Yield	5.6%	—
Total Assets	$83,221,615
Liabilities:
Unfunded Loan Commitments	$38,342	Model Price	Purchase Price	—	—

*	Inputs are weighted by the fair value of the instruments.

Significant changes in a quote or yield would generally result in significant changes in the fair value of the security.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended March 31, 2022, the Fund had securities with a total value of $23,058,936 transfer into Level 3 from Level 2 due to a lack of observable inputs and had securities with a total value of $305,542 transfer out of Level 3 into Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 55

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 31, 2022
CORE BOND FUND

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended March 31, 2022:

	Assets						Liabilities
	Asset-Backed Securities	Collateralized Mortgage Obligations	Corporate Bonds	Senior Floating Rate Interests	Senior Fixed Rate Interests	Total Assets	Unfunded Loan Commitments
Beginning Balance	$43,311,905	$—	$34,387,505	$1,062,752	$3,543,333	$82,305,495	$(33,278)
Purchases/(Receipts)	10,028,000	—	—	309,549	—	10,337,549	—
(Sales, maturities and paydowns)/Fundings	(28,202,569)	—	(270,600)	(382,465)	—	(28,855,634)	28,647
Amortization of premiums/discounts	35,209	—	2,062	5,707	—	42,978	—
Total realized gains (losses) included in earnings	61,573	—	—	26,909	—	88,482	—
Total change in unrealized appreciation (depreciation) included in earnings	(347,484)	—	(2,854,697)	30,777	(279,245)	(3,450,649)	(33,711)
Transfers into Level 3	2,936,350	8,389,693	—	11,732,893	—	23,058,936	—
Transfers out of Level 3	—	—	—	(305,542)	—	(305,542)	—
Ending Balance	$27,822,984	$8,389,693	$31,264,270	$12,480,580	$3,264,088	$83,221,615	$(38,342)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at March 31, 2022	$(347,484)	$—	$(2,854,697)	$35,176	$(279,245)	$(3,446,250)	$(33,711)

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate(s)	Future Reset Date(s)
CSMC Trust 2020-NQM1, 1.72% due 05/25/65	2.72%	09/26/24	—	—
Verus Securitization Trust 2019-4, 2.85% due 11/25/59	3.85%	10/26/23	—	—

56 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CORE BOND FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2022

Assets:
Investments, at value (cost $1,584,483,269)	$1,492,800,020
Foreign currency, at value (cost 40,917)	40,917
Cash	80,883
Unrealized appreciation on forward foreign currency exchange contracts	2,385
Prepaid expenses	159,157
Receivables:
Interest	9,755,442
Securities sold	6,364,970
Fund shares sold	2,081,370
Dividends	24,733
Investment Adviser	9,296
Foreign tax reclaims	6,717
Total assets	1,511,325,890

Liabilities:
Unfunded loan commitments, at value (Note 9) (commitment fees received $8,101)	38,342
Reverse repurchase agreements	9,593,773
Options written, at value (premiums received $18,995)	1,057
Segregated cash due to broker	521,331
Unrealized depreciation on forward foreign currency exchange contracts	119,156
Payable for:
Securities purchased	7,523,430
Fund shares redeemed	7,047,315
Distributions to shareholders	207,822
Management fees	124,407
Fund accounting/administration fees	84,352
Distribution and service fees	68,886
Transfer agent/maintenance fees	24,416
Trustees’ fees*	13,678
Due to Investment Adviser	1,413
Miscellaneous	46,352
Total liabilities	25,415,730
Net assets	$1,485,910,160

Net assets consist of:
Paid in capital	$1,585,058,066
Total distributable earnings (loss)	(99,147,906)
Net assets	$1,485,910,160

A-Class:
Net assets	$131,292,378
Capital shares outstanding	7,212,117
Net asset value per share	$18.20
Maximum offering price per share (Net asset value divided by 96.00%)	$18.96

C-Class:
Net assets	$26,698,048
Capital shares outstanding	1,473,032
Net asset value per share	$18.12

P-Class:
Net assets	$75,788,794
Capital shares outstanding	4,159,542
Net asset value per share	$18.22

Institutional Class:
Net assets	$1,252,130,940
Capital shares outstanding	68,876,578
Net asset value per share	$18.18

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 57

CORE BOND FUND

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended March 31, 2022

Investment Income:
Dividends	$1,235,535
Interest (net of foreign withholding tax of $19,513)	22,543,085
Total investment income	23,778,620

Expenses:
Management fees	3,134,741
Distribution and service fees:
A-Class	181,380
C-Class	151,933
P-Class	113,548
Transfer agent/maintenance fees:
A-Class	40,082
C-Class	14,488
P-Class	78,067
Institutional Class	690,178
Fund accounting/administration fees	523,465
Line of credit fees	51,927
Professional fees	48,784
Custodian fees	15,074
Trustees’ fees*	8,508
Interest expense	1,131
Miscellaneous	103,170
Recoupment of previously waived fees:
A-Class	7,213
C-Class	149
Total expenses	5,163,838
Less:
Expenses reimbursed by Adviser:
A-Class	(9,030)
C-Class	(6,974)
P-Class	(53,782)
Institutional Class	(610,218)
Expenses waived by Adviser	(28,206)
Earnings credits applied	(697)
Total waived/reimbursed expenses	(708,907)
Net expenses	4,454,931
Net investment income	19,323,689

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(4,748,327)
Investments sold short	53,035
Swap agreements	(397,242)
Options purchased	(1,536,875)
Options written	716,875
Forward foreign currency exchange contracts	871,449
Foreign currency transactions	48,968
Net realized loss	(4,992,117)
Net change in unrealized appreciation (depreciation) on:
Investments	(122,841,128)
Investments sold short	(55,804)
Swap agreements	(46,436)
Options purchased	(3,627,266)
Options written	(123,387)
Forward foreign currency exchange contracts	(330,627)
Foreign currency translations	(2,450)
Net change in unrealized appreciation (depreciation)	(127,027,098)
Net realized and unrealized loss	(132,019,215)
Net decrease in net assets resulting from operations	$(112,695,526)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

58 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CORE BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021
Increase (Decrease) in Net Assets from Operations:
Net investment income	$19,323,689	$38,596,466
Net realized gain (loss) on investments	(4,992,117)	32,193,034
Net change in unrealized appreciation (depreciation) on investments	(127,027,098)	(36,579,122)
Net increase (decrease) in net assets resulting from operations	(112,695,526)	34,210,378

Distributions to shareholders:
A-Class	(3,517,717)	(6,777,135)
C-Class	(621,338)	(1,300,689)
P-Class	(2,265,310)	(3,119,744)
Institutional Class	(34,682,172)	(62,477,661)
Total distributions to shareholders	(41,086,537)	(73,675,229)

Capital share transactions:
Proceeds from sale of shares
A-Class	10,207,526	40,344,152
C-Class	2,220,142	12,009,830
P-Class	21,916,996	50,228,861
Institutional Class	363,776,099	818,599,668
Distributions reinvested
A-Class	3,283,466	6,350,495
C-Class	551,749	1,147,128
P-Class	2,265,285	3,119,734
Institutional Class	32,451,557	58,072,751
Cost of shares redeemed
A-Class	(19,397,470)	(111,584,248)
C-Class	(6,594,844)	(12,039,187)
P-Class	(28,796,116)	(23,176,345)
Institutional Class	(398,559,467)	(598,902,302)
Net increase (decrease) from capital share transactions	(16,675,077)	244,170,537
Net increase (decrease) in net assets	(170,457,140)	204,705,686

Net assets:
Beginning of period	1,656,367,300	1,451,661,614
End of period	$1,485,910,160	$1,656,367,300

Capital share activity:
Shares sold
A-Class	521,181	1,985,400
C-Class	114,414	595,114
P-Class	1,113,024	2,494,993
Institutional Class	18,955,954	40,361,294
Shares issued from reinvestment of distributions
A-Class	168,251	312,565
C-Class	28,344	56,670
P-Class	115,981	153,682
Institutional Class	1,666,162	2,864,869
Shares redeemed
A-Class	(1,007,315)	(5,426,999)
C-Class	(342,606)	(600,885)
P-Class	(1,514,233)	(1,149,450)
Institutional Class	(20,780,765)	(29,741,956)
Net increase (decrease) in shares	(961,608)	11,905,297

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 59

CORE BOND FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Six Months Ended March 31, 2022[a]	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017
Per Share Data
Net asset value, beginning of period	$20.06	$20.53	$18.94	$18.33	$18.55	$18.55
Income (loss) from investment operations:
Net investment income (loss)[b]	.21	.44	.37	.41	.49	.59
Net gain (loss) on investments (realized and unrealized)	(1.60)	(.01)	1.63	.63	(.22)	.02
Total from investment operations	(1.39)	.43	2.00	1.04	.27	.61
Less distributions from:
Net investment income	(.21)	(.47)	(.41)	(.43)	(.49)	(.61)
Net realized gains	(.26)	(.43)	—	—	—	—
Total distributions	(.47)	(.90)	(.41)	(.43)	(.49)	(.61)
Net asset value, end of period	$18.20	$20.06	$20.53	$18.94	$18.33	$18.55

Total Return[c]	(7.08%)	2.09%	10.68%	5.72%	1.46%	3.39%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$131,292	$151,026	$218,856	$149,442	$119,066	$170,624
Ratios to average net assets:
Net investment income (loss)	2.17%	2.20%	1.87%	2.23%	2.64%	3.19%
Total expenses[d]	0.80%	0.85%	0.85%	0.89%	0.93%	1.07%
Net expenses[e,f,g]	0.78%	0.79%	0.79%	0.80%	0.83%	1.02%
Portfolio turnover rate	22%	103%	126%	77%	53%	81%

C-Class	Six Months Ended March 31, 2022[a]	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017
Per Share Data
Net asset value, beginning of period	$19.97	$20.45	$18.86	$18.25	$18.47	$18.48
Income (loss) from investment operations:
Net investment income (loss)[b]	.14	.29	.22	.28	.35	.45
Net gain (loss) on investments (realized and unrealized)	(1.59)	(.03)	1.64	.62	(.22)	.02
Total from investment operations	(1.45)	.26	1.86	.90	.13	.47
Less distributions from:
Net investment income	(.14)	(.31)	(.27)	(.29)	(.35)	(.48)
Net realized gains	(.26)	(.43)	—	—	—	—
Total distributions	(.40)	(.74)	(.27)	(.29)	(.35)	(.48)
Net asset value, end of period	$18.12	$19.97	$20.45	$18.86	$18.25	$18.47

Total Return[c]	(7.41%)	1.34%	9.86%	4.96%	0.71%	2.59%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$26,698	$33,407	$33,163	$22,531	$18,799	$28,083
Ratios to average net assets:
Net investment income (loss)	1.43%	1.46%	1.13%	1.50%	1.92%	2.47%
Total expenses[d]	1.58%	1.61%	1.62%	1.67%	1.75%	1.85%
Net expenses[e,f,g]	1.53%	1.54%	1.54%	1.55%	1.57%	1.77%
Portfolio turnover rate	22%	103%	126%	77%	53%	81%

60 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CORE BOND FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

P-Class	Six Months Ended March 31, 2022[a]	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017
Per Share Data
Net asset value, beginning of period	$20.07	$20.55	$18.96	$18.34	$18.56	$18.57
Income (loss) from investment operations:
Net investment income (loss)[b]	.21	.44	.36	.41	.48	.56
Net gain (loss) on investments (realized and unrealized)	(1.59)	(.02)	1.64	.63	(.21)	.05
Total from investment operations	(1.38)	.42	2.00	1.04	.27	.61
Less distributions from:
Net investment income	(.21)	(.47)	(.41)	(.42)	(.49)	(.62)
Net realized gains	(.26)	(.43)	—	—	—	—
Total distributions	(.47)	(.90)	(.41)	(.42)	(.49)	(.62)
Net asset value, end of period	$18.22	$20.07	$20.55	$18.96	$18.34	$18.56

Total Return	(7.02%)	2.04%	10.67%	5.77%	1.45%	3.33%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$75,789	$89,223	$60,534	$50,258	$48,263	$17,303
Ratios to average net assets:
Net investment income (loss)	2.17%	2.17%	1.86%	2.24%	2.61%	3.06%
Total expenses[d]	0.90%	0.90%	0.91%	0.93%	0.94%	1.13%
Net expenses[e,f,g]	0.78%	0.79%	0.79%	0.80%	0.80%	1.01%
Portfolio turnover rate	22%	103%	126%	77%	53%	81%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 61

CORE BOND FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Six Months Ended March 31, 2022[a]	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017
Per Share Data
Net asset value, beginning of period	$20.03	$20.51	$18.91	$18.30	$18.52	$18.53
Income (loss) from investment operations:
Net investment income (loss)[b]	.24	.50	.42	.47	.54	.64
Net gain (loss) on investments (realized and unrealized)	(1.59)	(.03)	1.65	.62	(.22)	.02
Total from investment operations	(1.35)	.47	2.07	1.09	.32	.66
Less distributions from:
Net investment income	(.24)	(.52)	(.47)	(.48)	(.54)	(.67)
Net realized gains	(.26)	(.43)	—	—	—	—
Total distributions	(.50)	(.95)	(.47)	(.48)	(.54)	(.67)
Net asset value, end of period	$18.18	$20.03	$20.51	$18.91	$18.30	$18.52

Total Return	(6.90%)	2.34%	11.07%	6.03%	1.75%	3.67%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,252,131	$1,382,711	$1,139,109	$613,571	$380,974	$142,014
Ratios to average net assets:
Net investment income (loss)	2.47%	2.49%	2.17%	2.52%	2.92%	3.51%
Total expenses[d]	0.59%	0.60%	0.58%	0.62%	0.60%	0.74%
Net expenses[e,f,g]	0.49%	0.50%	0.50%	0.51%	0.52%	0.70%
Portfolio turnover rate	22%	103%	126%	77%	53%	81%

[a]	Unaudited figures for the period ended March 31, 2022. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements for the periods presented was as follows:

	03/31/22[a]	09/30/21	09/30/20	09/30/19	09/30/18	09/30/17
A-Class	0.01%	0.01%	0.00%*	—	0.00%*	0.05%
C-Class	0.00%*	—	0.00%*	—	0.00%*	0.03%
P-Class	—	—	0.00%*	0.00%*	0.00%*	0.01%
Institutional Class	—	—	0.00%*	—	0.00%*	0.02%

[g]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the periods presented would be:

	03/31/22[a]	09/30/21	09/30/20	09/30/19	09/30/18	09/30/17
A-Class	0.77%	0.78%	0.78%	0.79%	0.82%	1.00%
C-Class	1.52%	1.53%	1.53%	1.54%	1.57%	1.75%
P-Class	0.77%	0.78%	0.78%	0.79%	0.80%	0.99%
Institutional Class	0.48%	0.49%	0.49%	0.50%	0.52%	0.68%

62 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2022

MUNICIPAL INCOME FUND

OBJECTIVE: Seeks to provide current income with an emphasis on income exempt from federal income tax, while also considering capital appreciation.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Portfolio Composition by Quality Rating[1]
Rating	% of Total Investments
Fixed Income Instruments
AAA	35.0%
AA	37.6%
A	9.6%
BBB	2.6%
BB	0.6%
NR2	0.2%
Other Instruments	14.4%
Total Investments	100.0%

Inception Dates:
A-Class	April 28, 2004
C-Class	January 13, 2012
P-Class	May 1, 2015
Institutional Class	January 13, 2012

Ten Largest Holdings (% of Total Net Assets)
El Camino Healthcare District General Obligation Unlimited	3.3%
Freddie Mac Multifamily ML Certificates Revenue Bonds, 2.49%	3.3%
Denton County Housing Finance Corp. Revenue Bonds, 2.15%	2.8%
Freddie Mac Multifamily, 1.90%	2.7%
Ysleta Independent School District General Obligation Unlimited, 4.00%	2.4%
City of Phoenix Civic Improvement Corp. Revenue Bonds, 5.00%	2.4%
Stockton Unified School District General Obligation Unlimited	2.2%
Dayton-Montgomery County Port Authority Revenue Bonds, 1.83%	2.2%
Freddie Mac Multifamily Variable Rate Certificate Revenue Bonds, 3.15%	2.1%
Illinois Finance Authority Revenue Bonds, 5.00%	2.0%
Top Ten Total	25.4%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

[1]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled “NR” have been rated by Moody’s, Standard & Poor’s (“S&P”), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (“NRSRO”). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating. Security ratings are determined at the time of purchase and may change thereafter.

[2]	NR (not rated) securities do not necessarily indicate low credit quality.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 63

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	March 31, 2022

Average Annual Returns*

Periods Ended March 31, 2022

	6 Month†	1 Year	5 Year	10 Year
A-Class Shares~	(8.49%)	(7.58%)	1.85%	2.69%
A-Class Shares with sales charge‡	(12.14%)	(11.28%)	1.01%	2.19%
C-Class Shares	(8.84%)	(8.28%)	1.09%	1.92%
C-Class Shares with CDSC§	(9.74%)	(9.18%)	1.09%	1.92%
Institutional Class Shares	(8.37%)	(7.35%)	2.10%	2.94%
Bloomberg Municipal Bond Index	(5.55%)	(4.47%)	2.52%	2.88%

	6 Month†	1 Year	5 Year	Since Inception (05/01/15)
P-Class Shares	(8.50%)	(7.65%)	1.84%	1.66%
Bloomberg Municipal Bond Index	(5.55%)	(4.47%)	2.52%	2.51%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Bloomberg Municipal Bond Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	6 month returns are not annualized.
‡

Effective October 1, 2015, the maximum sales charge decreased from 4.75% to 4.00%. A 4.75% maximum sales charge is used in the calculation of the Average Annual Returns based on subscriptions made prior to October 1, 2015, and a 4.00% maximum sales charge is used to calculate performance for periods based on subscriptions made on or after October 1, 2015.

§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.
~

Effective January 13, 2012, the Fund acquired all of the assets and liabilities of the TS&W/Claymore Tax-Advantage Balanced Fund (“TYW”), a registered closed-end management investment company. The A-Class performance prior to that date reflects performance of TYW.

64 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022
MUNICIPAL INCOME FUND

	Shares	Value
CLOSED-END FUNDS† - 11.7%
BlackRock MuniYield Quality Fund, Inc.	71,298	$983,200
BlackRock MuniVest Fund, Inc.	90,025	734,604
BlackRock Municipal Income Quality Trust	54,336	718,865
Nuveen California Quality Municipal Income Fund	49,986	655,816
DWS Municipal Income Trust	53,020	551,938
BlackRock MuniHoldings Investment Quality Fund	41,237	505,566
Eaton Vance Municipal Income Trust	40,499	479,508
Invesco Trust for Investment Grade Municipals	40,355	468,925
Invesco Municipal Trust	36,338	418,251
Nuveen Quality Municipal Income Fund	30,461	406,959
Nuveen AMT-Free Quality Municipal Income Fund	29,451	386,986
BlackRock MuniHoldings California Quality Fund, Inc.	23,649	309,329
BlackRock MuniYield California Quality Fund, Inc.	20,580	270,421
Nuveen California AMT-Free Quality Municipal Income Fund	18,593	252,121
BNY Mellon Strategic Municipals, Inc.	25,495	183,309
Total Closed-End Funds
(Cost $7,809,711)		7,325,798

MONEY MARKET FUND† - 0.7%
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 0.15%[1]	427,915	427,915
Total Money Market Fund
(Cost $427,915)		427,915

	Face Amount
MUNICIPAL BONDS†† - 79.3%
California - 21.6%
El Camino Healthcare District General Obligation Unlimited
due 08/01/29[2]	$2,500,000	2,036,970
Stockton Unified School District General Obligation Unlimited
due 08/01/33[2]	2,000,000	1,378,294
due 08/01/37[2]	810,000	474,394
due 08/01/42[2]	250,000	118,383
City of Los Angeles Department of Airports Revenue Bonds
5.00% due 05/15/39	1,000,000	1,155,418
5.00% due 05/15/44	100,000	112,818
Los Angeles Department of Water & Power Revenue Bonds
5.00% due 07/01/50	1,000,000	1,159,881
San Diego Unified School District General Obligation Unlimited
due 07/01/46[2]	1,360,000	577,786
due 07/01/39[2]	1,000,000	511,911
Sierra Joint Community College District School Facilities District No. 1 General Obligation Unlimited
due 08/01/31[2]	705,000	528,337
due 08/01/30[2]	415,000	322,589
College of the Sequoias Tulare Area Improvement District No. 3 General Obligation Unlimited
due 08/01/42[3,6]	1,000,000	832,434
Newport Mesa Unified School District General Obligation Unlimited
due 08/01/39[2]	1,300,000	688,194
Sonoma Valley Unified School District General Obligation Unlimited
4.00% due 08/01/44	600,000	639,345
Compton Unified School District General Obligation Unlimited
due 06/01/40[2]	1,000,000	485,791
Delhi Unified School District General Obligation Unlimited
5.00% due 08/01/44	250,000	280,318
Gustine Unified School District General Obligation Unlimited
5.00% due 08/01/41	220,000	242,889
El Monte Union High School District General Obligation Unlimited
due 06/01/43[2]	500,000	238,290
Stockton Public Financing Authority Revenue Bonds
5.00% due 10/01/33	200,000	231,377
Upland Unified School District General Obligation Unlimited
due 08/01/38[2]	400,000	225,159
M-S-R Energy Authority Revenue Bonds
6.13% due 11/01/29	190,000	218,638
Westside Elementary School District General Obligation Unlimited
5.00% due 08/01/48	155,000	172,880
Rio Hondo Community College District General Obligation Unlimited
due 08/01/29[2]	200,000	164,496
Freddie Mac Multifamily VRD Certificates Revenue Bonds
2.40% due 10/15/29	150,000	146,224
Coast Community College District General Obligation Unlimited
due 08/01/40[2]	250,000	130,792
Buena Park School District General Obligation Unlimited
5.00% due 08/01/47	100,000	113,621
Department of Veterans Affairs Veteran’s Farm & Home Purchase Program Revenue Bonds
3.45% due 12/01/39	110,000	112,057

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 65

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
MUNICIPAL INCOME FUND

	Face Amount	Value
Oakland Unified School District/Alameda County General Obligation Unlimited
5.00% due 08/01/22	$90,000	$91,166
Roseville Joint Union High School District General Obligation Unlimited
due 08/01/30[2]	100,000	78,437
Total California		13,468,889

Texas - 14.2%
Denton County Housing Finance Corp. Revenue Bonds
2.15% due 11/01/38	2,000,000	1,745,923
Ysleta Independent School District General Obligation Unlimited
4.00% due 08/15/52	1,400,000	1,496,849
Central Texas Regional Mobility Authority Revenue Bonds
5.00% due 01/01/45	1,250,000	1,410,797
Cleveland Independent School District General Obligation Unlimited
4.00% due 02/15/52	1,000,000	1,080,653
North Texas Tollway Authority Revenue Bonds
due 01/01/36[2]	1,000,000	639,268
Southwest Independent School District General Obligation Unlimited
due 02/01/42[2]	500,000	237,364
Lindale Independent School District General Obligation Unlimited
5.00% due 02/15/49	200,000	228,935
United Independent School District General Obligation Unlimited
5.00% due 08/15/49	200,000	228,935
Harris County-Houston Sports Authority Revenue Bonds
due 11/15/53[2]	1,000,000	227,986
Bexar County Health Facilities Development Corp. Revenue Bonds
5.00% due 07/15/22	225,000	226,658
Clifton Higher Education Finance Corp. Revenue Bonds
4.00% due 08/15/33	200,000	220,549
Arlington Higher Education Finance Corp. Revenue Bonds
5.00% due 12/01/46	200,000	214,717
Grand Parkway Transportation Corp. Revenue Bonds
5.00% due 10/01/43	175,000	196,475
Texas Municipal Gas Acquisition and Supply Corporation I Revenue Bonds
6.25% due 12/15/26	135,000	148,123
Hutto Independent School District General Obligation Unlimited
5.00% due 08/01/49	100,000	114,385
Mansfield Independent School District General Obligation Unlimited
5.00% due 02/15/44	100,000	113,971
University of North Texas System Revenue Bonds
5.00% due 04/15/44	100,000	112,846
City of Arlington Texas Special Tax Revenue Special Tax
5.00% due 02/15/48	100,000	112,252
Central Texas Turnpike System Revenue Bonds
5.00% due 08/15/41	25,000	25,355
5.00% due 08/15/22	10,000	10,142
Tarrant County Health Facilities Development Corp. Revenue Bonds
6.00% due 09/01/24	10,000	10,496
San Antonio Education Facilities Corp. Revenue Bonds
5.00% due 06/01/23	10,000	10,285
Leander Independent School District General Obligation Unlimited
due 08/15/22[2]	5,000	3,078
due 08/15/24[2]	5,000	2,804
Total Texas		8,818,846

Arizona - 5.1%
City of Phoenix Civic Improvement Corp. Revenue Bonds
5.00% due 07/01/45	1,250,000	1,477,386
Arizona Industrial Development Authority Revenue Bonds
2.12% due 07/01/37	1,170,053	1,033,183
Maricopa County Industrial Development Authority Revenue Bonds
5.00% due 01/01/41	250,000	279,030
Salt Verde Financial Corp. Revenue Bonds
5.00% due 12/01/32	200,000	231,508
Pinal County Elementary School District No. 4 Casa Grande General Obligation Unlimited
5.00% due 07/01/37	100,000	115,539
Total Arizona		3,136,646

New York - 4.0%
New York City Municipal Water Finance Authority Revenue Bonds
5.00% due 06/15/49	1,000,000	1,138,400
New York City Industrial Development Agency Revenue Bonds
4.00% due 03/01/32	500,000	539,592
New York Transportation Development Corp. Revenue Bonds
5.00% due 12/01/22	250,000	254,560
5.00% due 07/01/34	200,000	210,063
New York State Dormitory Authority Revenue Bonds
4.00% due 08/01/43	250,000	268,148
New York Power Authority Revenue Bonds
4.00% due 11/15/45	100,000	106,216
Total New York		2,516,979

66 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
MUNICIPAL INCOME FUND

	Face Amount	Value
Illinois - 3.6%
Illinois Finance Authority Revenue Bonds
5.00% due 10/01/37	$1,000,000	$1,236,291
5.00% due 10/01/38	250,000	311,202
City of Chicago Illinois Wastewater Transmission Revenue Bonds
5.25% due 01/01/42	400,000	451,555
University of Illinois Revenue Bonds
6.00% due 10/01/29	200,000	210,502
County of State Clair Illinois Highway Revenue Bonds
4.25% due 01/01/23	40,000	40,813
Total Illinois		2,250,363

Tennessee - 3.0%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue Bonds
2.25% due 07/01/45	1,500,000	1,225,731
City of Shelbyville & Bedford County Health Educational & Housing Facility Board Revenue Bonds
2.21% due 06/01/38	500,000	436,725
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue Bonds
2.48% due 12/01/37	200,000	181,776
Total Tennessee		1,844,232

Ohio - 2.9%
Dayton-Montgomery County Port Authority Revenue Bonds
1.83% due 09/01/38	1,600,000	1,362,231
County of Miami Ohio Revenue Bonds
5.00% due 08/01/33	200,000	228,391
American Municipal Power, Inc. Revenue Bonds
5.00% due 02/15/41	200,000	217,545
City of Middleburg Heights Ohio Revenue Bonds
5.00% due 08/01/22	15,000	15,043
Total Ohio		1,823,210

Oregon - 2.9%
Clackamas & Washington Counties School District No. 3 General Obligation Unlimited
due 06/15/48[2]	2,000,000	722,542
due 06/15/50[2]	400,000	132,302
due 06/15/49[2]	350,000	120,979
Salem-Keizer School District No. 24J General Obligation Unlimited
due 06/15/40[2]	1,250,000	678,416
University of Oregon Revenue Bonds
5.00% due 04/01/48	100,000	113,151
Total Oregon		1,767,390

Virginia - 2.4%
Freddie Mac Multifamily Variable Rate Certificate Revenue Bonds
3.15% due 10/15/36	1,300,000	1,301,496
Loudoun County Economic Development Authority Revenue Bonds
due 07/01/49[2]	500,000	203,171
City of Norfolk Virginia General Obligation Unlimited
2.50% due 10/01/46[3]	5,000	4,982
Total Virginia		1,509,649

Colorado - 2.2%
E-470 Public Highway Authority Revenue Bonds
5.00% due 09/01/36	650,000	764,312
City & County of Denver Colorado Airport System Revenue Bonds
5.00% due 12/01/28	200,000	226,824
City & County of Denver Colorado Revenue Bonds
due 08/01/30[2]	200,000	154,365
Colorado Educational & Cultural Facilities Authority Revenue Bonds
5.00% due 03/01/47	110,000	124,418
Colorado School of Mines Revenue Bonds
5.00% due 12/01/47	100,000	113,394
Total Colorado		1,383,313

Georgia - 1.9%
Private Colleges & Universities Authority Revenue Bonds
5.00% due 09/01/48	1,000,000	1,155,332

North Carolina - 1.8%
Inlivian Revenue Bonds
2.02% due 04/01/42	1,000,000	806,539
North Carolina Central University Revenue Bonds
5.00% due 04/01/44	300,000	339,027
Total North Carolina		1,145,566

District of Columbia - 1.7%
District of Columbia Revenue Bonds
4.00% due 03/01/39	1,000,000	1,086,362

West Virginia - 1.7%
West Virginia University Revenue Bonds
5.00% due 10/01/41	600,000	715,089
West Virginia Hospital Finance Authority Revenue Bonds
5.00% due 06/01/42	300,000	331,850
Total West Virginia		1,046,939

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 67

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
MUNICIPAL INCOME FUND

	Face Amount	Value
Washington - 1.4%
Yakima & Kittitas Counties School District No. 119 Selah General Obligation Unlimited
5.00% due 12/01/42	$200,000	$228,099
County of King Washington Sewer Revenue Bonds
5.00% due 07/01/42	200,000	224,177
Central Puget Sound Regional Transit Authority Revenue Bonds
5.00% due 11/01/41	200,000	222,568
Washington State Convention Center Public Facilities District Revenue Bonds
4.00% due 07/01/48	210,000	214,316
Total Washington		889,160

New Jersey - 1.0%
New Jersey Turnpike Authority Revenue Bonds
5.00% due 01/01/31	300,000	341,447
New Jersey Economic Development Authority Revenue Bonds
5.00% due 06/01/28	250,000	282,626
Total New Jersey		624,073

Oklahoma - 1.0%
Oklahoma Development Finance Authority Revenue Bonds
5.00% due 08/15/28	350,000	396,047
Oklahoma City Airport Trust Revenue Bonds
5.00% due 07/01/30	200,000	224,482
Total Oklahoma		620,529

Michigan - 0.9%
Michigan State Hospital Finance Authority Revenue Bonds
5.00% due 11/15/47	200,000	221,437
Michigan State Housing Development Authority Revenue Bonds
3.35% due 12/01/34	200,000	200,794
Flint Hospital Building Authority Revenue Bonds
5.00% due 07/01/25	100,000	106,876
Total Michigan		529,107

Missouri - 0.7%
Industrial Development Authority of the City of State Louis Missouri Revenue Bonds
2.22% due 12/01/38	498,066	443,587

Arkansas - 0.6%
County of Baxter Arkansas Revenue Bonds
5.00% due 09/01/26	330,000	361,002

Louisiana - 0.5%
City of Shreveport Louisiana Water & Sewer Revenue Bonds
5.00% due 12/01/35	250,000	281,429
Louisiana Public Facilities Authority Revenue Bonds
5.00% due 05/15/26	5,000	5,492
Total Louisiana		286,921

Alaska - 0.5%
University of Alaska Revenue Bonds
5.00% due 10/01/40	260,000	286,793

South Carolina - 0.4%
Charleston County Airport District Revenue Bonds
5.00% due 07/01/43	200,000	227,197

Nebraska - 0.4%
Central Plains Energy Project Revenue Bonds
5.00% due 09/01/29	200,000	226,098

Connecticut - 0.4%
New Haven Housing Authority Revenue Bonds
2.26% due 05/01/38	247,765	219,840

Vermont - 0.3%
Vermont Educational & Health Buildings Financing Agency Revenue Bonds
5.00% due 12/01/46	200,000	218,624

Massachusetts - 0.3%
Massachusetts Development Finance Agency Revenue Bonds
5.00% due 10/01/34	150,000	176,834

South Dakota - 0.3%
South Dakota Board of Regents Housing & Auxiliary Facilities System Revenue Bonds
5.00% due 04/01/34	150,000	170,643

Florida - 0.2%
Greater Orlando Aviation Authority Revenue Bonds
5.00% due 10/01/32	100,000	113,650
Tampa-Hillsborough County Expressway Authority Revenue Bonds
5.00% due 07/01/22	20,000	19,992
Florida Higher Educational Facilities Financial Authority Revenue Bonds
3.00% due 12/01/22	15,000	15,011
Total Florida		148,653

Pennsylvania - 0.2%
Allegheny County Hospital Development Authority Revenue Bonds
5.00% due 07/15/32	100,000	115,608
Owen J Roberts School District General Obligation Unlimited
5.00% due 05/15/23	25,000	25,931

68 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
MUNICIPAL INCOME FUND

	Face Amount	Value
City of Erie Pennsylvania General Obligation Unlimited
3.10% due 11/15/22	$5,000	$5,004
Total Pennsylvania		146,543

Idaho - 0.2%
Idaho Housing & Finance Association Revenue Bonds
5.00% due 07/15/30	100,000	117,878

Rhode Island - 0.2%
Rhode Island Health and Educational Building Corp. Revenue Bonds
5.00% due 05/15/42	100,000	114,849

Montana - 0.2%
Montana State Board of Regents Revenue Bonds
5.00% due 11/15/43	100,000	114,064

Kansas - 0.2%
University of Kansas Hospital Authority Revenue Bonds
5.00% due 09/01/48	100,000	113,767

Utah - 0.2%
South Davis Metro Fire Service Area Revenue Bonds
5.00% due 12/01/34	100,000	112,909

Iowa - 0.2%
PEFA, Inc. Revenue Bonds
5.00% due 09/01/26[4]	100,000	108,094

New Hampshire - 0.1%
New Hampshire Health and Education Facilities Authority Act Revenue Bonds
5.00% due 01/01/23	60,000	61,573

Maryland - 0.0%
Maryland Health & Higher Educational Facilities Authority Revenue Bonds
5.00% due 07/01/22	15,000	14,996
4.25% due 07/01/22	10,000	9,974
4.00% due 07/01/22	10,000	9,968
5.00% due 07/01/27	5,000	5,359
Total Maryland		40,297

New Mexico - 0.0%
City of Albuquerque New Mexico Revenue Bonds
5.00% due 07/01/25	30,000	31,365
Total New Mexico		31,365

Wisconsin - 0.0%
State of Wisconsin General Obligation Unlimited
5.00% due 05/01/22	25,000	25,078

Total Municipal Bonds
(Cost $52,823,161)		49,369,194

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 6.0%
Government Agency - 6.0%
Freddie Mac Multifamily ML Certificates Revenue Bonds
2.49% due 07/25/35	2,181,595	2,035,119
Freddie Mac Multifamily
1.90% due 11/25/37	1,974,088	1,706,383
Total Collateralized Mortgage Obligations
(Cost $4,314,769)		3,741,502

U.S. TREASURY BILLS†† - 1.9%
U.S. Treasury Bills
0.22% due 05/05/22[5]	450,000	449,937
0.05% due 06/16/22[5]	400,000	399,650
0.08% due 05/19/22[5]	205,000	204,932
0.07% due 05/19/22[5]	65,000	64,978
0.02% due 04/21/22[5]	56,000	55,996
Total U.S. Treasury Bills
(Cost $1,175,833)		1,175,493

Total Investments - 99.6%
(Cost $66,551,389)		$62,039,902
Other Assets & Liabilities, net - 0.4%		221,681
Total Net Assets - 100.0%		$62,261,583

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 69

SCHEDULE OF INVESTMENTS (continued)	March 31, 2022
MUNICIPAL INCOME FUND

Centrally Cleared Interest Rate Swap Agreements††

Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation**
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	1.67%	Quarterly	09/27/51	$2,850,000	$377,351	$344	$377,007
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	1.21%	Quarterly	11/24/50	1,600,000	365,168	313	364,855
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	1.28%	Quarterly	11/04/50	1,200,000	257,388	306	257,082
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	1.29%	Annually	12/07/51	1,400,000	216,508	321	216,187
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	1.60%	Quarterly	08/06/51	1,300,000	190,027	316	189,711
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	1.85%	Quarterly	11/18/51	800,000	72,640	310	72,330
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	1.48%	Annually	01/27/29	1,350,000	56,019	300	55,719
								$1,535,101	$2,210	$1,532,891

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Rate indicated is the 7-day yield as of March 31, 2022.
[2]	Zero coupon rate security.
[3]

Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at March 31, 2022. See table below for additional step information for each security.

[4]	The rate is adjusted periodically by the counterparty, allows the holder to tender the security upon a rate reset, and is not based upon a set reference rate and spread.
[5]	Rate indicated is the rate effective at March 31, 2022.
[6]	Rate indicated is the effective yield at the time of purchase. Security has no current coupon. However, a coupon rate will come into effect at a future rate reset date.
BofA — Bank of America
CME — Chicago Mercantile Exchange
LIBOR — London Interbank Offered Rate

See Sector Classification in Other Information section.

70 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (concluded)	March 31, 2022
MUNICIPAL INCOME FUND

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2022 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Closed-End Funds	$7,325,798	$—	$—	$7,325,798
Money Market Fund	427,915	—	—	427,915
Municipal Bonds	—	49,369,194	—	49,369,194
Collateralized Mortgage Obligations	—	3,741,502	—	3,741,502
U.S. Treasury Bills	—	1,175,493	—	1,175,493
Interest Rate Swap Agreements**	—	1,532,891	—	1,532,891
Total Assets	$7,753,713	$55,819,080	$—	$63,572,793

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate(s)	Future Reset Date(s)
City of Norfolk Virginia General Obligation Unlimited, 2.50% due 10/01/46	3.00%	10/01/22	3.75% - 5.00%	10/01/26 - 10/01/41
College of the Sequoias Tulare Area Improvement District No. 3 General Obligation Unlimited, due 08/01/42	6.85%	08/01/32	—	—

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 71

MUNICIPAL INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2022

Assets:
Investments, at value (cost $66,551,389)	$62,039,902
Cash	899
Unamortized upfront premiums paid on interest rate swap agreements	2,210
Prepaid expenses	56,856
Receivables:
Interest	337,127
Dividends	22,422
Fund shares sold	290
Total assets	62,459,706

Liabilities:
Segregated cash due to broker	1,424
Payable for:
Variation margin on interest rate swap agreements	108,354
Fund shares redeemed	26,864
Pricing fees	15,316
Distribution and service fees	12,997
Distributions to shareholders	7,322
Fund accounting/administration fees	5,332
Trustees’ fees*	4,269
Transfer agent/maintenance fees	3,883
Management fees	1,207
Miscellaneous	11,155
Total liabilities	198,123
Net assets	$62,261,583

Net assets consist of:
Paid in capital	$64,815,872
Total distributable earnings (loss)	(2,554,289)
Net assets	$62,261,583

A-Class:
Net assets	$52,063,693
Capital shares outstanding	4,276,558
Net asset value per share	$12.17
Maximum offering price per share (Net asset value divided by 96.00%)	$12.68

C-Class:
Net assets	$1,746,413
Capital shares outstanding	143,561
Net asset value per share	$12.16

P-Class:
Net assets	$137,925
Capital shares outstanding	11,338
Net asset value per share	$12.16

Institutional Class:
Net assets	$8,313,552
Capital shares outstanding	682,926
Net asset value per share	$12.17

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended March 31, 2022

Investment Income:
Dividends	188,482
Interest	708,199
Total investment income	896,681

Expenses:
Management fees	179,763
Distribution and service fees:
A-Class	72,051
C-Class	9,714
P-Class	259
Transfer agent/maintenance fees:
A-Class	19,951
C-Class	1,290
P-Class	284
Institutional Class	8,666
Registration fees	28,229
Fund accounting/administration fees	27,265
Professional fees	14,045
Trustees’ fees*	8,929
Custodian fees	2,862
Line of credit fees	2,498
Interest expense	130
Miscellaneous	18,828
Recoupment of previously waived fees:
A-Class	1,021
Total expenses	395,785
Less:
Expenses reimbursed by Adviser:
A-Class	(22,609)
C-Class	(1,376)
P-Class	(291)
Institutional Class	(9,037)
Expenses waived by Adviser	(85,488)
Total waived/reimbursed expenses	(118,801)
Net expenses	276,984
Net investment income	619,697

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	376,053
Swap agreements	4,654
Net realized gain	380,707
Net change in unrealized appreciation (depreciation) on:
Investments	(7,813,372)
Swap agreements	875,989
Net change in unrealized appreciation (depreciation)	(6,937,383)
Net realized and unrealized loss	(6,556,676)
Net decrease in net assets resulting from operations	$(5,936,979)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

72 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

MUNICIPAL INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021
Increase (Decrease) in Net Assets from Operations:
Net investment income	$619,697	$1,442,781
Net realized gain on investments	380,707	360,400
Net change in unrealized appreciation (depreciation) on investments	(6,937,383)	1,033,570
Net increase (decrease) in net assets resulting from operations	(5,936,979)	2,836,751

Distributions to shareholders:
A-Class	(692,216)	(1,163,850)
C-Class	(16,269)	(21,932)
P-Class	(2,532)	(3,987)
Institutional Class	(167,619)	(298,334)
Total distributions to shareholders	(878,636)	(1,488,103)

Capital share transactions:
Proceeds from sale of shares
A-Class	4,356,209	5,705,743
C-Class	420,403	15,573
P-Class	3,982	56,120
Institutional Class	2,746,076	6,430,829
Distributions reinvested
A-Class	629,682	1,058,269
C-Class	15,299	20,578
P-Class	2,532	3,987
Institutional Class	164,997	294,007
Cost of shares redeemed
A-Class	(10,783,631)	(7,038,305)
C-Class	(256,406)	(481,275)
P-Class	(69,745)	(44,766)
Institutional Class	(6,271,928)	(7,617,977)
Net decrease from capital share transactions	(9,042,530)	(1,597,217)
Net decrease in net assets	(15,858,145)	(248,569)

Net assets:
Beginning of period	78,119,728	78,368,297
End of period	$62,261,583	$78,119,728

Capital share activity:
Shares sold
A-Class	326,352	421,464
C-Class	31,244	1,157
P-Class	301	4,134
Institutional Class	205,551	478,875
Shares issued from reinvestment of distributions
A-Class	47,831	78,479
C-Class	1,159	1,529
P-Class	192	296
Institutional Class	12,510	21,808
Shares redeemed
A-Class	(804,802)	(524,684)
C-Class	(20,352)	(35,903)
P-Class	(5,506)	(3,349)
Institutional Class	(484,029)	(565,459)
Net decrease in shares	(689,549)	(121,653)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 73

MUNICIPAL INCOME FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Six Months Ended March 31, 2022[a]	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017
Per Share Data
Net asset value, beginning of period	$13.46	$13.23	$13.12	$12.46	$12.70	$12.86
Income (loss) from investment operations:
Net investment income (loss)[b]	.11	.25	.26	.30	.30	.27
Net gain (loss) on investments (realized and unrealized)	(1.24)	.23	.11	.70	(.24)	(.15)
Total from investment operations	(1.13)	.48	.37	1.00	.06	.12
Less distributions from:
Net investment income	(.10)	(.23)	(.26)	(.30)	(.30)	(.28)
Net realized gains	(.06)	(.02)	—	(.04)	—	—
Total distributions	(.16)	(.25)	(.26)	(.34)	(.30)	(.28)
Net asset value, end of period	$12.17	$13.46	$13.23	$13.12	$12.46	$12.70

Total Return[c]	(8.49%)	3.67%	2.85%	8.13%	0.44%	0.94%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$52,064	$63,359	$62,583	$42,512	$25,570	$33,515
Ratios to average net assets:
Net investment income (loss)	1.71%	1.82%	1.95%	2.31%	2.35%	2.19%
Total expenses[d]	1.11%	1.17%	1.21%	1.34%	1.30%	1.20%
Net expenses[e,f,g]	0.79%	0.80%	0.81%	0.81%	0.80%	0.82%
Portfolio turnover rate	10%	22%	58%	30%	13%	31%

C-Class	Six Months Ended March 31, 2022[a]	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017
Per Share Data
Net asset value, beginning of period	$13.45	$13.22	$13.11	$12.45	$12.69	$12.86
Income (loss) from investment operations:
Net investment income (loss)[b]	.06	.15	.16	.21	.20	.18
Net gain (loss) on investments (realized and unrealized)	(1.24)	.23	.11	.69	(.24)	(.17)
Total from investment operations	(1.18)	.38	.27	.90	(.04)	.01
Less distributions from:
Net investment income	(.05)	(.13)	(.16)	(.20)	(.20)	(.18)
Net realized gains	(.06)	(.02)	—	(.04)	—	—
Total distributions	(.11)	(.15)	(.16)	(.24)	(.20)	(.18)
Net asset value, end of period	$12.16	$13.45	$13.22	$13.11	$12.45	$12.69

Total Return[c]	(8.84%)	2.91%	2.09%	7.33%	(0.30%)	0.12%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,746	$1,769	$2,177	$1,981	$2,403	$3,768
Ratios to average net assets:
Net investment income (loss)	0.96%	1.08%	1.23%	1.63%	1.60%	1.44%
Total expenses[d]	1.92%	1.97%	1.97%	2.12%	2.11%	1.92%
Net expenses[e,f,g]	1.54%	1.55%	1.56%	1.56%	1.55%	1.57%
Portfolio turnover rate	10%	22%	58%	30%	13%	31%

74 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

MUNICIPAL INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

P-Class	Six Months Ended March 31, 2022[a]	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017
Per Share Data
Net asset value, beginning of period	$13.45	$13.22	$13.13	$12.46	$12.70	$12.86
Income (loss) from investment operations:
Net investment income (loss)[b]	.11	.25	.26	.29	.29	.25
Net gain (loss) on investments (realized and unrealized)	(1.24)	.23	.09	.72	(.23)	(.14)
Total from investment operations	(1.13)	.48	.35	1.01	.06	.11
Less distributions from:
Net investment income	(.10)	(.23)	(.26)	(.30)	(.30)	(.27)
Net realized gains	(.06)	(.02)	—	(.04)	—	—
Total distributions	(.16)	(.25)	(.26)	(.34)	(.30)	(.27)
Net asset value, end of period	$12.16	$13.45	$13.22	$13.13	$12.46	$12.70

Total Return	(8.50%)	3.67%	2.69%	8.20%	0.44%	0.89%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$138	$220	$202	$207	$37	$111
Ratios to average net assets:
Net investment income (loss)	1.69%	1.83%	1.96%	2.25%	2.32%	2.01%
Total expenses[d]	1.31%	1.38%	1.40%	1.55%	1.72%	1.27%
Net expenses[e,f,g]	0.79%	0.80%	0.81%	0.81%	0.80%	0.82%
Portfolio turnover rate	10%	22%	58%	30%	13%	31%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 75

MUNICIPAL INCOME FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Six Months Ended March 31, 2022[a]	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017
Per Share Data
Net asset value, beginning of period	$13.46	$13.23	$13.13	$12.46	$12.71	$12.87
Income (loss) from investment operations:
Net investment income (loss)[b]	.13	.28	.29	.33	.33	.30
Net gain (loss) on investments (realized and unrealized)	(1.24)	.24	.10	.71	(.25)	(.15)
Total from investment operations	(1.11)	.52	.39	1.04	.08	.15
Less distributions from:
Net investment income	(.12)	(.27)	(.29)	(.33)	(.33)	(.31)
Net realized gains	(.06)	(.02)	—	(.04)	—	—
Total distributions	(.18)	(.29)	(.29)	(.37)	(.33)	(.31)
Net asset value, end of period	$12.17	$13.46	$13.23	$13.13	$12.46	$12.71

Total Return	(8.37%)	3.93%	3.03%	8.48%	0.61%	1.19%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,314	$12,772	$13,406	$13,970	$9,067	$15,914
Ratios to average net assets:
Net investment income (loss)	1.93%	2.08%	2.23%	2.59%	2.59%	2.43%
Total expenses[d]	0.93%	0.96%	1.00%	1.08%	1.09%	0.88%
Net expenses[e,f,g]	0.54%	0.55%	0.56%	0.56%	0.55%	0.57%
Portfolio turnover rate	10%	22%	58%	30%	13%	31%

[a]	Unaudited figures for the period ended March 31, 2022. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements for the years presented was as follows:

	03/31/22	09/30/21	09/30/20	09/30/19	09/30/18	09/30/17
A-Class	0.00%*	—	0.00%*	0.00%*	—	—
C-Class	—	—	0.00%*	—	—	—
P-Class	—	—	0.00%*	—	—	0.04%
Institutional Class	—	—	0.00%*	—	—	—

*	Less than 0.01%.

[g]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

	03/31/22	09/30/21	09/30/20	09/30/19	09/30/18	09/30/17
A-Class	0.78%	0.79%	0.80%	0.80%	080%	0.80%
C-Class	1.54%	1.54%	1.55%	1.55%	1.55%	1.55%
P-Class	0.78%	0.79%	0.80%	0.80%	0.80%	0.80%
Institutional Class	0.54%	0.54%	0.55%	055%	0.55%	0.55%

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NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

Guggenheim Funds Trust (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate fund (each, a “Fund”). The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each Fund separately.

The Trust offers a combination of five separate classes of shares: A-Class shares, C-Class shares, P-Class shares, R6-Class shares and Institutional Class shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share (“NAV”), with the exception of A-Class shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% contingent deferred sales charge (“CDSC”), if shares are redeemed within 12 months of purchase. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase. C-Class shares of each Fund automatically convert to A-Class shares of the same Fund on or about the 10th day of the month following the 10-year anniversary of the purchase of the C-Class shares. This conversion will be executed without any sales charge, fee or other charge. After the conversion is completed, the shares will be subject to all features and expenses of A-Class shares. Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, endowments, foundations and corporations. Institutional Class shares require a minimum initial investment of $2 million and a minimum account balance of $1 million. The High Yield Fund Offers R6-Class shares. R6-Class shares are offered primarily through qualified retirement and benefit plans. R6-Class shares are also offered through certain other plans and platforms sponsored by financial intermediaries. Certain institutional investors and others deemed appropriate by Guggenheim Investments (“GI”) may also be eligible to purchase R6-Class shares subject to a $2 million minimum initial investment. At March 31, 2022, the Trust consisted of nineteen funds.

As of January 1, 2012, A-Class, C-Class and Institutional Class shares of High Yield Fund are subject to a 2% redemption fee when shares are redeemed or exchanged within 90 days of purchase.

This report covers the following funds (collectively, the “Funds”):

Fund Name	Investment Company Type
Diversified Income Fund	Diversified
High Yield Fund	Diversified
Core Bond Fund	Diversified
Municipal Income Fund	Diversified

Security Investors, LLC and Guggenheim Partners Investment Management, LLC (“GPIM”), which operate under the name Guggenheim Investments, provide advisory services. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI and GFD are affiliated entities.

GPIM, an affiliate of GI, serves as investment sub-advisor (the “Sub-Advisor”) to the Municipal Income Fund and is responsible for the day-to-day management of the Fund’s portfolio.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The NAV of each Class of a fund is calculated by dividing the market value of a fund’s securities and other assets, less all liabilities, attributable to the Class by the number of outstanding shares of the Class.

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds’ securities and/or other assets.

Valuations of the Funds’ securities and other assets are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System shall generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there is no sale on the valuation date, exchange-traded U.S. equity securities will be valued on the basis of the last bid price.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, under the Valuation Procedures, the Valuation Committee and GI are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Open-end investment companies are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are valued at the last quoted sale price.

U.S. Government securities are valued by independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value.

Typically, loans are valued using information provided by an independent third party pricing service that uses broker quotes, among other inputs. If the pricing service cannot or does not provide a valuation for a particular loan, or such valuation is deemed unreliable, such investment is valued based on a quote from a broker-dealer or is fair valued by the Valuation Committee.

Exchange-traded options are valued at the mean of the bid and ask prices on the principal exchange on which they are traded. Over-the-counter (“OTC”) options and options on swaps (“swaptions”) are valued using a price provided by a pricing service.

The value of futures contracts is accounted for using the unrealized appreciation or depreciation on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The value of interest rate swap agreements entered into by a fund is accounted for using the unrealized appreciation or depreciation on the agreements that is determined using the previous day’s primary exchange on which the swap is traded exchange close price, adjusted for the current day’s spreads.

The values of other swap agreements entered into by a fund are accounted for using the unrealized appreciation or depreciation on the agreements that are determined by marking the agreements to the last quoted value of the index or other underlying position that the swaps pertain to at the close of the NYSE.

Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by GI, subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value”. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics,

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

(b) U.S. Government and Agency Obligations

Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

(c) Senior Floating Rate Interests and Loan Investments

Senior floating rate interests in which the Trust invests generally pay interest rates which are periodically adjusted by reference to a base short-term floating rate, plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the one-month or three-month London Inter-Bank Offered Rate (“LIBOR”), (ii) the prime rate offered by one or more major United States banks, or (iii) the bank’s certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities disclosed in the Funds’ Schedules of Investments.

The Funds invest in loans and other similar debt obligations (“obligations”). A portion of the Funds’ investments in these obligations is sometimes referred to as “covenant lite” loans or obligations (“covenant lite obligations”), which are obligations that lack covenants or possess fewer or less restrictive covenants or constraints on borrowers than certain other types of obligations. The Funds may also obtain exposure to covenant lite obligations through investment in securitization vehicles and other structured products. In recent market conditions, many new or reissued obligations have not featured traditional covenants, which are intended to protect lenders and investors by (i) imposing certain restrictions or other limitations on a borrower’s operations or assets or (ii) providing certain rights to lenders. The Funds may have fewer rights with respect to covenant lite obligations, including fewer protections against the possibility of default and fewer remedies in the event of default. As a result, investments in (or exposure to) covenant lite obligations are subject to more risk than investments in (or exposure to) certain other types of obligations. The Funds are subject to other risks associated with investments in (or exposure to) obligations, including that obligations may not be considered “securities” and, as a result, the Funds may not be entitled to rely on the anti-fraud protections under the federal securities laws and instead may have to resort to state law and direct claims.

(d) Interest on When-Issued Securities

The Funds may purchase and sell interests in securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Funds on such interests or securities in connection with such transactions prior to the date the Funds actually take delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally purchase these securities with the intention of acquiring such securities, they may sell such securities before the settlement date.

(e) Short Sales

When a Fund engages in a short sale of a security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of cash and/or securities as collateral for short sales.

(f) Options

Upon the purchase of an option, the premium paid is recorded as an investment, the value of which is marked-to-market daily. If a purchased option expires, the Fund realizes a loss in the amount of the cost of the option. When the Fund enters into a closing sale transaction, it realizes a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security purchased by the Fund upon exercise increases by the premium originally paid.

When the Fund writes (sells) an option, an amount equal to the premium received is entered in that Fund’s accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When a written option expires, or if the Fund enters into a closing purchase transaction, it realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

(g) Swap Agreements

Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized appreciation or depreciation. Payments received or made as a result of an agreement or termination of an agreement are recognized as realized gains or losses.

Upon entering into certain centrally-cleared swap transactions, a Fund is required to deposit with its clearing broker an amount of cash or securities as an initial margin. Subsequent variation margin receipts or payments are received or made by the Fund depending on fluctuations in the fair value of the reference entity and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Upfront payments received or made by a Fund on credit default swap agreements and interest rate swap agreements are amortized over the expected life of the agreement. Periodic payments received or paid by a Fund are recorded as realized gains or losses. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses.

(h) Currency Translations

The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation, or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

The Funds do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized gain or loss and unrealized appreciation or depreciation on investments.

Reported net realized foreign exchange gains and losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized appreciation and depreciation arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

(i) Forward Foreign Currency Exchange Contracts

The change in value of a forward foreign currency exchange contract is recorded as unrealized appreciation or depreciation until the contract is closed. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

(j) Foreign Taxes

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income and foreign taxes on capital gains from sales of investments are included with the net realized gain (loss) on investments. Foreign taxes payable or deferred as of March 31, 2022, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

(k) Security Transactions

Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as a reduction to cost if the securities are still held and as realized gains if no longer held in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries, if any. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Interest income also includes paydown gains and losses on mortgage-backed and asset-backed securities and senior and subordinated loans. Amendment fees are earned as compensation for evaluating and accepting changes to the original loan agreement and are recognized when received. Dividend income from Real Estate Investment Trusts (“REITs”) is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to realized gains. The actual amounts of income,

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

return of capital, and realized gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Income from residual collateralized loan obligations is recognized using the effective interest method. At the time of purchase, management estimates the future expected cash flows and determines the effective yield and estimated maturity date based on the estimated cash flows. Subsequent to the purchase, the estimated cash flows are updated periodically and a revised yield is calculated prospectively.

Certain Funds may receive other income from investments in senior loan interests including amendment fees, consent fees and commitment fees. For funded loans, these fees are recorded as income when received by the Funds and included in interest income on the Statements of Operations. For unfunded loans, commitment fees are included in realized gain on investments on the Statement of Operations at the end of the commitment period.

(l) Distributions

The Funds declare dividends from investment income daily, except for Diversified Income Fund, which declares monthly. Each Fund pays its shareholders from its net investment income monthly and distributes any net capital gains that it has realized, at least annually. Distributions to shareholders are recorded on the ex-dividend date. Dividends are reinvested in additional shares, unless shareholders request payment in cash. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for U.S. federal income tax purposes.

(m) Class Allocations

Interest and dividend income, most expenses, all realized gains and losses, and all unrealized appreciation and depreciation are allocated to the classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution and service fees are charged directly to specific classes. In addition, certain expenses have been allocated to the individual Funds in the Trust based on the respective net assets of each Fund included in the Trust.

(n) Earnings Credits

Under the fee arrangement with the custodian, the Funds may earn credits based on overnight custody cash balances. These credits are utilized to reduce related custodial expenses. The custodian fees disclosed in the Statements of Operations are before the reduction in expense from the related earnings credits, if any. Earnings credits for the period ended March 31, 2022, are disclosed in the Statements of Operations.

(o) Cash

The Funds may leave cash overnight in their cash account with the custodian. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 0.33% at March 31, 2022.

(p) Indemnifications

Under the Funds’ organizational documents, the Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

(q) Special Purpose Acquisition Companies

The Funds may acquire an interest in a special purpose acquisition company (“SPAC”) in an initial public offering or a secondary market transaction. SPAC investments carry many of the same risks as investments in initial public offering securities, such as erratic price movements, greater risk of loss, lack of information about the issuer, limited operating and little public or no trading history, and higher transaction costs. An investment in a SPAC is typically subject to a higher risk of dilution by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC and interests in SPACs may be illiquid and/or be subject to restrictions on resale. A SPAC is a publicly traded company that raises investment capital for the purpose of acquiring the equity securities of one or more existing companies (or interests therein) via merger, combination, acquisition or other similar transactions. Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. government securities, money market securities and cash and does not typically pay dividends in respect of its common stock. SPAC investments are also subject to the risk that a significant portion of the funds raised by the SPAC may be expended during the search for a target acquisition or merger and that the SPAC may have limited time in which to conduct due diligence on potential business combination targets. Because SPACs are in essence blank check companies without operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Among other conflicts of interest, the economic interests of the management, directors, officers and related parties of a SPAC can differ from the economic interests of public shareholders, which may lead to conflicts as they evaluate,

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

negotiate and recommend business combination transactions to shareholders. This risk may become more acute as the deadline for the completion of a business combination nears. There is no guarantee that the SPACs in which the Funds invest will complete an acquisition or that any acquisitions that are completed will be profitable.

Note 2 – Financial Instruments and Derivatives

As part of their investment strategy, the Funds may utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of amounts recognized on the Statements of Assets and Liabilities. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Financial Statements.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds may utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Income: the use of any instrument that distributes cash flows typically based upon some rate of interest.

Options Purchased and Written

A call option on a security gives the purchaser of the option the right to buy, and the writer of a call option the obligation to sell, the underlying security. The purchaser of a put option has the right to sell, and the writer of the put option the obligation to buy, the underlying security at any time during the option period. The risk associated with purchasing options is limited to the premium originally paid.

The following table represents the Funds’ use and volume of call/put options purchased on a monthly basis:

		Average Notional Purchased
Fund	Use	Call	Put
Core Bond Fund	Duration, Hedge, Income	$678,900,000	$—

The risk in writing a call option is that a Fund may incur a loss if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there may be an imperfect correlation between the movement in prices of options and the underlying securities where a Fund may not be able to enter into a closing transaction because of an illiquid secondary market; or, for OTC options, a Fund may be at risk because of the counterparty’s inability to perform.

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The following table represents the Funds’ use and volume of call/put options written on a monthly basis:

		Average Notional Amount
Fund	Use	Call	Put
Core Bond Fund	Duration, Hedge, Income	$46,452	$9,594,542

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing OTC swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Interest rate swaps involve the exchange by the Funds with another party for their respective commitment to pay or receive a fixed or variable interest rate on a notional amount of principal. Interest rate swaps are generally centrally-cleared, but central clearing does not make interest rate swap transactions risk free.

The following table represents the Funds’ use and volume of interest rate swaps on a monthly basis:

		Average Notional Amount
Fund	Use	Pay Floating Rate	Receive Floating Rate
Municipal Income Fund	Duration, Hedge	$—	$9,988,333

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Funds may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.

The following table represents the Funds’ use and volume of forward foreign currency exchange contracts on a monthly basis:

		Average Value
Fund	Use	Purchased	Sold
Core Bond Fund	Hedge	$427,228	$12,949,640
High Yield Fund	Hedge	18,160	7,481,673

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Derivative Investment Holdings Categorized by Risk Exposure

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of March 31, 2022:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Interest rate swap contracts	Unamortized upfront premiums paid on interest rate swap agreements	Variation margin on interest rate swap agreements
Equity/Interest rate option contracts	Investments in unaffiliated issuers, at value	Options written, at value
Currency forward contracts	Unrealized appreciation on forward foreign currency exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts

The following tables set forth the fair value of the Funds’ derivative investments categorized by primary risk exposure at March 31, 2022:

Asset Derivative Investments Value
Fund	Swaps Interest Rate Risk*	Options Written Equity Risk	Forward Foreign Currency Exchange Risk	Options Purchased Interest Rate Risk	Total Value at March 31, 2022
Core Bond Fund	$—	$—	$2,385	$74,817	$77,202
Municipal Income Fund	1,532,891	—	—	—	1,532,891

Liability Derivative Investments Value
Fund	Swaps Interest Rate Risk*	Options Written Equity Risk	Forward Foreign Currency Exchange Risk	Options Purchased Interest Rate Risk	Total Value at March 31, 2022
Core Bond Fund	$—	$1,057	$119,156	$—	$120,213
High Yield Fund	—	—	83,947	—	83,947

*

Includes cumulative appreciation (depreciation) of OTC and centrally-cleared swap agreements as reported on the Schedules of Investments. For centrally-cleared swap agreements, variation margin is reported within the Statements of Assets and Liabilities.

The following is a summary of the location of derivative investments on the Funds’ Statements of Operations for the period ended March 31, 2022:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Currency forward contracts	Net realized gain (loss) on forward foreign currency exchange contracts
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts
Equity /Interest rate option contracts	Net realized gain (loss) on options purchased
Net change in unrealized appreciation (depreciation) on options purchased
Net realized gain (loss) on options options written
Net change in unrealized appreciation (depreciation) on options written
Interest rate swap contracts	Net realized gain (loss) on swap agreements
Net change in unrealized appreciation (depreciation) on swap agreements

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The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Statements of Operations categorized by primary risk exposure for the period ended March 31, 2022:

Realized Gain (Loss) on Derivative Investments Recognized on the Statements of Operations
Fund	Swaps Interest Rate Risk	Options Written Equity Risk	Options Purchased Equity Risk	Forward Foreign Currency Exchange Risk	Options Purchased Interest Rate Risk	Total
Core Bond Fund	$(397,242)	$716,875	$(1,536,875)	$871,449	$—	$(345,793)
High Yield Fund	—	—	—	474,572	—	474,572
Municipal Income Fund	4,654	—	—	—	—	4,654

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statements of Operations
Fund	Swaps Interest Rate Risk	Options Written Equity Risk	Options Purchased Equity Risk	Forward Foreign Currency Exchange Risk	Options Purchased Interest Rate Risk	Total
Core Bond Fund	$(46,436)	$(123,387)	$(140,000)	$(330,627)	$(3,487,266)	$(4,127,716)
High Yield Fund	—	—	—	(198,596)	—	(198,596)
Municipal Income Fund	875,989	—	—	—	—	875,989

In conjunction with short sales and the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.

Foreign Investments

There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. A fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Fund may incur transaction costs in connection with conversions between various currencies. The Fund may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risks may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Funds.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

Note 3 – Offsetting

In the normal course of business, the Funds enter into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Funds to counteract the exposure to a specific counterparty with collateral received from or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

In order to better define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, are reported separately on the Statements of Assets and Liabilities as segregated cash with broker/receivable for variation margin, or payable for swap settlement/variation margin. Cash and/or securities pledged or received as collateral by the Funds in connection with an OTC derivative subject to an ISDA Master Agreement generally may not be invested, sold or rehypothecated by the counterparty or the Funds, as applicable, absent an event of default under such agreement, in which case such collateral generally may be applied towards obligations due to and payable by such counterparty or the Funds, as applicable. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe to be of good standing and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

The following tables present derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements:

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Assets[1]	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amount of Assets Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Core Bond Fund	Forward foreign currency exchange contracts	$2,385	$—	$2,385	$—	$—	$2,385
Core Bond Fund	Options Purchased	74,817	—	74,817	(61,546)	(13,271)	—

86 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Liabilities[1]	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amount of Liabilities Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
High Yield Fund	Forward foreign currency exchange contracts	$83,947	$—	$83,947	$—	$—	$83,947
Core Bond Fund	Forward foreign currency exchange contracts	119,156	—	119,156	(61,546)	—	57,610

[1]	Centrally-cleared derivatives are excluded from these reported amounts.

The Funds have the right to offset deposits against any related derivative liabilities outstanding with each counterparty with the exception of exchange-traded or centrally-cleared derivatives. The following table presents deposits held by others in connection with derivative investments as of March 31, 2022.

Fund	Counterparty	Asset Type	Cash Pledged	Cash Received
Core Bond Fund	Goldman Sachs International	Options	$—	$490,000
	Morgan Stanley Capital Services LLC	Options	—	31,331
			—	521,331
Municipal Income Fund	BofA Securities, Inc.	Interest rate swap agreements	—	1,424

Note 4 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1	—	quoted prices in active markets for identical assets or liabilities.

Level 2	—	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3	—	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent pricing services are used to value a majority of the Funds’ investments. When values are not available from a pricing service, they will be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information and analysis. A significant portion of the Funds’ assets and liabilities are categorized as Level 2, as indicated in this report.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may also be used to value the Funds’ assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although quotes are typically received from established market participants, the Funds may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in a quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.

Certain loans and other securities are valued using a single daily broker quote or a price from a third party vendor based on a single daily or monthly broker quote.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 5 – Investment Advisory Agreement and Other Agreements

Under the terms of an investment advisory contract, the Funds pay GI investment advisory fees calculated at the annualized rates below, based on the average daily net assets of the Funds:

Fund	Management Fees (as a % of Net Assets)
Diversified Income Fund	0.75%
High Yield Fund	0.60%
Core Bond Fund	0.39%
Municipal Income Fund	0.50%

GI pays operating expenses on behalf of the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, among others, on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Board has adopted Distribution Plans related to the offering of A-Class, C-Class and P-Class shares pursuant to Rule 12b-1 under the 1940 Act. The plans provide for payments at an annual rate of 0.25% of the average daily net assets of the Fund’s A-Class and P-Class shares, and 1.00% of the average daily net assets of the Fund’s C-Class shares.

88 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Contractual expense limitation agreements for the following Funds provide that the total expenses be limited to a percentage of average net assets for each class of shares, exclusive of brokerage costs, dividends or interest on securities sold short, expenses of other investment companies in which a Fund invests, interest, taxes, litigation, indemnification and extraordinary expenses. The limits are listed below:

	Limit	Effective Date	Contract End Date
Diversified Income Fund - A-Class	1.30%	01/29/16	02/01/23
Diversified Income Fund - C-Class	2.05%	01/29/16	02/01/23
Diversified Income Fund - P-Class	1.30%	01/29/16	02/01/23
Diversified Income Fund - Institutional Class	1.05%	01/29/16	02/01/23
High Yield Fund - A-Class	1.16%	11/30/12	02/01/23
High Yield Fund - C-Class	1.91%	11/30/12	02/01/23
High Yield Fund - P-Class	1.16%	05/01/15	02/01/23
High Yield Fund - Institutional Class	0.91%	11/30/12	02/01/23
High Yield Fund - R6-Class	0.91%	05/15/17	02/01/23
Core Bond Fund - A-Class	0.79%	11/30/12	02/01/23
Core Bond Fund - C-Class	1.54%	11/30/12	02/01/23
Core Bond Fund - P-Class	0.79%	05/01/15	02/01/23
Core Bond Fund - Institutional Class	0.50%	11/30/12	02/01/23
Municipal Income Fund - A-Class	0.80%	11/30/12	02/01/23
Municipal Income Fund - C-Class	1.55%	11/30/12	02/01/23
Municipal Income Fund - P-Class	0.80%	05/01/15	02/01/23
Municipal Income Fund - Institutional Class	0.55%	11/30/12	02/01/23

GI is entitled to reimbursement by the Funds for fees waived or expenses reimbursed during any of the previous 36 months, beginning on the date of the expense limitation agreement, if on any day the estimated operating expenses are less than the indicated percentages. For purposes of this arrangement, GI is entitled to recoupment of previously waived fees or reimbursed expenses for 36 months from the date of the waiver or reimbursement by GI. At March 31, 2022, the amount of fees waived or expenses reimbursed that are subject to recoupment and will expire during the years ended September 30, are presented in the following table:.

Fund	2022	2023	2024	2025	Total
Diversified Income Fund
A-Class	$3,717	$7,853	$8,022	$3,619	$23,211
C-Class	13,191	13,188	5,885	7,489	39,753
P-Class	2,908	3,667	3,708	2,014	12,297
Institutional Class	127,553	161,912	164,958	62,913	517,336
High Yield Fund
A-Class	—	—	—	—	—
C-Class	—	—	—	637	637
P-Class	247	1,010	1,534	1,037	3,828
Institutional Class	—	—	—	9,550	9,550
R6-Class	—	—	—	—	—
Core Bond Fund
A-Class	106,515	101,962	98,028	11,565	318,070
C-Class	21,980	20,037	23,013	7,511	72,541
P-Class	63,053	60,229	82,001	55,263	260,546
Institutional Class	504,724	633,157	1,336,675	633,871	3,108,427
Municipal Income Fund
A-Class	110,543	194,998	233,041	91,436	630,018
C-Class	7,687	8,471	7,997	3,705	27,860
P-Class	727	1,347	1,251	534	3,859
Institutional Class	41,253	57,034	57,993	23,126	179,406

For the period ended March 31, 2022, GI recouped amounts from the Funds as follows:

High Yield Fund	$29,285
Core Bond Fund	7,362
Municipal Income Fund	1,021

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

If a Fund invests in a fund that is advised by the same adviser or an affiliated adviser, the investing Fund’s adviser has agreed to waive fees at the investing fund level to the extent necessary to offset the proportionate share of any management fee paid by each Fund with respect to its investment in such affiliated fund. Fee waivers will be calculated at the investing Fund level without regard to any expense cap in effect for the investing Fund. Fees waived under this arrangement are not subject to reimbursement to GI. For the period ended March 31, 2022, the following Funds waived fees related to investments in affiliated funds:

Fund	Amount Waived
Diversified Income Fund	$24,002

For the period ended March 31, 2022, GFD retained sales charges of $94,675 relating to sales of A-Class shares of the Trust.

Certain trustees and officers of the Trust are also officers of GI and/or GFD. The Trust does not compensate its officers or trustees who are officers, directors and/or employees of GI or GFD.

MUFG Investor Services (US), LLC (“MUIS”) acts as the Funds’ administrator, transfer agent and accounting agent. As administrator, transfer agent and accounting agent, MUIS maintains the books and records of the Funds’ securities and cash. The Bank of New York Mellon Corp. (“BNY”) acts as the Funds’ custodian. As custodian, BNY is responsible for the custody of the Funds’ assets. For providing the aforementioned administrative and accounting services, MUIS is entitled to receive a monthly fee equal to a percentage of the Funds’ average daily net assets and out of pocket expenses. For providing the aforementioned transfer agent and custodian services, MUIS and BNY are entitled to receive a monthly fee based on the number of transactions during the month and the number of accounts under management, subject to certain minimum monthly fees, and out of pocket expenses.

At March 31, 2022, GI and its affiliates owned over twenty percent of the outstanding shares of the Funds, as follows:

Fund	Percent of Outstanding Shares Owned
Diversified Income Fund	81%

Note 6 – Reverse Repurchase Agreements

Each of the Funds may enter into reverse repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities and agrees to repurchase them at a particular price at a future date. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

For the period ended March 31, 2022, the following Funds entered into reverse repurchase agreements:

Fund	Number of Days Outstanding	Balance at March 31, 2022	Average Balance Outstanding	Average Interest Rate
High Yield Fund	182	$3,685,046	$3,050,339	-0.72%
Core Bond Fund	165	9,593,773	77,780,021	-0.06%

90 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following table presents reverse repurchase agreements that are subject to netting arrangements and offset in the Statements of Assets and Liabilities in conformity with U.S. GAAP:

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Liabilities[1]	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amount of Liabilities Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
High Yield Fund	Reverse repurchase agreements	$3,685,046	$—	$3,685,046	$(3,685,046)	$—	$—
Core Bond Fund	Reverse repurchase agreements	9,593,773	—	9,593,773	(9,593,773)	—	—

As of March 31, 2022, the High Yield Fund and the Core Bond Fund had $3,685,046 and $9,593,773, respectively, in reverse repurchase agreements outstanding with various counterparties. Details of the reverse repurchase agreements by counterparty are as follows:

Fund	Counterparty	Interest Rate(s)	Maturity Date(s)	Face Value
High Yield Fund	Credit Suisse Securities (USA) LLC	(2.00%) - (0.50%)	Open Maturity	$3,685,046
Core Bond Fund	BofA Securities, Inc.	0.17%	04/01/22	9,593,773

The following is a summary of the remaining contractual maturities of the reverse repurchase agreements outstanding as of year-end, aggregated by asset class of the related collateral pledged by the Funds:

Fund	Asset Type	Up to 30 days	Overnight and continuous	Total
High Yield Fund	Corporate Bonds	$—	$3,685,046	$3,685,046
Gross amount of recognized liabilities for reverse repurchase agreements		$—	$3,685,046	$3,685,046
Core Bond Fund	Federal Agency Notes	9,593,773	—	9,593,773
Gross amount of recognized liabilities for reverse repurchase agreements		$9,593,773		$9,593,773

Note 7 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ U.S. federal income tax returns are subject to examination by the Internal Revenue Service (“IRS”) for a period of three years after they are filed.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

At March 31, 2022, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Diversified Income Fund	$8,854,177	$379,551	$(344,531)	$35,020
High Yield Fund	215,002,356	2,060,444	(12,953,531)	(10,893,087)
Core Bond Fund	1,584,464,273	5,941,333	(97,723,414)	(91,782,081)
Municipal Income Fund	66,553,964	2,072,864	(5,054,035)	(2,981,171)

Note 8 – Securities Transactions

For the period ended March 31, 2022, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales
Diversified Income Fund	$2,371,231	$411,166
High Yield Fund	81,727,519	231,649,194
Core Bond Fund	122,518,473	184,006,278
Municipal Income Fund	6,936,260	14,614,673

For the period ended March 31, 2022, the cost of purchases and proceeds from sales of government securities were as follows:

Fund	Purchases	Sales
Core Bond Fund	$215,650,987	$223,270,228

The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price to save costs, where permissible. For the period ended March 31, 2022, the Funds engaged in purchases and sales of securities, pursuant to Rule 17a-7 of the 1940 Act, as follows:

Fund	Purchases	Sales	Realized Gain (Loss)
High Yield Fund	$5,111,412	$85,325,336	$(2,517,309)
Core Bond Fund	2,033,896	2,729,437	96,636

Note 9 – Unfunded Loan Commitments

Pursuant to the terms of certain loan agreements, certain Funds held unfunded loan commitments as of March 31, 2022. The Funds are obligated to fund these loan commitments at the borrower’s discretion.

92 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The unfunded loan commitments as of March 31, 2022, were as follows:

Fund	Borrower	Maturity Date	Face Amount	Value
Core Bond Fund
	CTL Logistics	08/10/42	$357,219	$37,135
	KKR Core Holding Company LLC	07/15/31	3,150,000	—
	Lightning	03/01/37	2,652,000	—
	Service Logic Acquisition, Inc.	10/29/27	64,701	755
	Thunderbird	03/01/37	2,720,000	—
	Venture Global Calcasieu Pass LLC	08/19/26	90,354	452
			$9,034,274	$38,342
High Yield Fund
	Boyd Corp.	07/24/26	375,000	4,687
	Confluent Health LLC	11/30/28	88,496	1,106
	FR Refuel LLC	11/08/28	70,000	1,400
	Pro Mach Group, Inc.	08/31/28	48,184	267
	SCP Eye Care Services LLC	03/16/28	188,352	3,296
	Taxware Holdings (Sovos Compliance LLC)	08/11/28	110,445	345
			$880,477	$11,101

Note 10 – Restricted Securities

The securities below are considered illiquid and restricted under guidelines established by the Board:

Fund	Restricted Securities	Acquisition Date	Cost	Value
Core Bond Fund	Central Storage Safety Project Trust
	4.82% due 02/01/38	03/20/18	$962,868	$844,234
	Copper River CLO Ltd.
	2007-1A, due 01/20/21[1]	05/09/14	—	140
			$962,868	$844,374

High Yield Fund	Basic Energy Services, Inc.
	due 10/15/23[2]	09/25/18	1,219,360	24,500
	Mirabela Nickel Ltd.
	due 06/24/19[2]	12/31/13	252,369	13,906
			$1,471,729	$38,406

[1]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[2]	Security is in default of interest and/or principal obligations.

Note 11 – Line of Credit

The Trust, along with other affiliated trusts, secured a 364-day committed, $1,230,000,000 line of credit from Citibank, N.A., which was in place through October 1, 2021, at which time the line of credit was renewed. A Fund may draw (borrow) from the line of credit as a temporary measure for emergency purposes, to facilitate redemption requests, or for other short-term liquidity purposes consistent with the Fund’s investment objective and program. For example, it may be advantageous for the Fund to borrow money rather than sell existing portfolio positions to meet redemption requests. Fees related to borrowings, if any, vary under this arrangement between the greater of Citibank’s “base rate”, LIBOR plus 1%, or the federal funds rate plus 1/2 of 1%.

The commitment fee that may be paid by the Funds is at an annualized rate of 0.15% of the average daily amount of their allocated unused commitment amount. The commitment fee amount is allocated to the individual Funds based on the respective net assets of each participating Fund and is referenced in the Statement of Operations under “Line of credit fees”. The Funds did not have any borrowings under this agreement as of and for the period ended March 31, 2022.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(concluded)

Note 12 – COVID-19 and Other Market Risks

The outbreak of COVID-19 and the recovery response has caused and continues to cause at times reduced consumer demand and economic output, supply chain disruptions, and market closures, travel restrictions, quarantines, and disparate global vaccine distributions. As with other serious economic disruptions, governmental authorities and regulators have responded in recent years to this situation with significant fiscal and monetary policy changes. These included providing direct capital infusions into companies, introducing new monetary programs, and lowering interest rates. In some cases, these responses resulted in high inflation, low interest rates, and negative interest rates. Recently, the United States and other governments have also made investments and engaged in infrastructure modernization projects that have also increased public debt and spending. These actions, including their reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets, reduce market liquidity, continue to cause higher inflation, heighten investor uncertainty, and adversely affect the value of the Funds’ investments and the performance of the Funds. These actions also contribute to a risk that asset prices have a high degree of correlation across markets and asset classes. The duration and extent of COVID-19 over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Funds will depend on future developments, which are highly uncertain and difficult to predict.

The value of, or income generated by, the investments held by a Fund are subject to the possibility of rapid and unpredictable fluctuation, and loss. These movements may result from factors affecting individual companies, or from broader influences, including real or perceived changes in prevailing interest rates, changes in inflation rates or expectations about inflation rates (which are currently elevated relative to normal conditions), adverse investor confidence or sentiment, changing economic, political, social or financial market conditions, increased instability or general uncertainty, environmental disasters, governmental actions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, actual or threatened wars or other armed conflicts (such as the current Russia-Ukraine conflict and its risk of expansion or collateral economic and other effects) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Changing economic, political, geopolitical, social, or, financial market or other conditions in one country or geographic region could adversely affect the value, yield and return of the investments held by a Fund in a different country or geographic region and economies, markets and issuers generally because of the increasingly interconnected global economies and financial markets.

Note 13 – Subsequent Events

The Funds evaluated subsequent events through the date the financial statements were available for issue and determined there were no material events that would require adjustment to or disclosure in the Funds’ financial statements.

94 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

OTHER INFORMATION (Unaudited)

Guggenheim Partners Advisors, LLC

The Investment Adviser(s) engaged Guggenheim Partners Advisors, LLC to provide investment sub-advisory services to Guggenheim High Yield Fund, Guggenheim Core Bond Fund, and Guggenheim Municipal Income Fund, effective April 29, 2022. Guggenheim Partners Advisors, LLC assists the applicable Investment Adviser in the supervision and direction of the investment strategy of the Fund in accordance with the Fund’s investment objectives, policies, and restrictions. The Investment Adviser, and not the Fund, compensates Guggenheim Partners Advisors, LLC for these services.

Delivery of Shareholder Reports

Paper copies of the Funds’ annual and semi-annual shareholder reports are not sent by mail, unless you specifically request paper copies of the reports from a fund or from your financial intermediary. Instead, the reports are made available on a website, and you are notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future shareholder reports in paper free of charge. If you hold shares of a fund directly, you can inform the Fund that you wish to receive paper copies of reports by calling 800.820.0888. If you hold shares of a fund through a financial intermediary, please contact the financial intermediary to make this election. Your election to receive reports in paper may apply to all Guggenheim Funds in which you are invested and may apply to all Guggenheim funds held with your financial intermediary.

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Information regarding how the Funds’ voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Funds’ Forms N-PORT and N-Q are available on the SEC’s website at https://www.sec.gov. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 95

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge, upon request, by visiting guggenheiminvestments.com or by calling 800.820.0888.

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES
Randall C. Barnes (1951)	Trustee and Chair of the Valuation Oversight Committee	Since 2014 (Trustee) Since 2020 (Chair of the Valuation Oversight Committee)	Current: Private Investor (2001-present). Former: Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997); President, Pizza Hut International (1991-1993); Senior Vice President, Strategic Planning and New Business Development, PepsiCo, Inc. (1987-1990).	155

Current: Advent Convertible and Income Fund (2005-present); Purpose Investments Funds (2013-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2004-March 2022); Guggenheim Enhanced Equity Income Fund (2005-2021); Guggenheim Credit Allocation Fund (2013-2021).

Angela Brock-Kyle (1959)	Trustee	Since 2019	Current: Founder and Chief Executive Officer, B.O.A.R.D.S. (2013-present). Former: Senior Leader, TIAA (1987-2012).	154

Current: Bowhead Insurance GP, LLC (2020-present); Hunt Companies, Inc. (2019-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2019-March 2022); Guggenheim Enhanced Equity Income Fund (2019-2021); Guggenheim Credit Allocation Fund (2019-2021); Infinity Property & Casualty Corp. (2014-2018).

96 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES - continued
Thomas F. Lydon, Jr. (1960)	Trustee and Chair of the Contracts Review Committee	Since 2019 (Trustee) Since 2020 (Chair of the Contracts Review Committee)	Current: President, Global Trends Investments (1996-present); Chief Executive Officer, ETF Flows, LLC (2019-present); Chief Executive Officer, Lydon Media (2016-present); Director, GDX Index Partners, LLC (2021-present).	154

Current: US Global Investors, Inc. (GROW) (1995-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2019-March 2022); Guggenheim Enhanced Equity Income Fund (2019-2021); Guggenheim Credit Allocation Fund (2019-2021); Harvest Volatility Edge Trust (3) (2017-2019).

Ronald A. Nyberg (1953)	Trustee and Chair of the Nominating and Governance Committee	Since 2014	Current: Of Counsel, Momkus LLP (2016-present). Former: Partner, Nyberg & Cassioppi, LLC (2000-2016); Executive Vice President, General Counsel, and Corporate Secretary, Van Kampen Investments (1982-1999).	155

Current: Advent Convertible and Income Fund (2005-present); PPM Funds (2) (2018-present); NorthShore-Edward-Elmhurst Health (2012-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2004-March 2022); Guggenheim Enhanced Equity Income Fund (2005-2021); Guggenheim Credit Allocation Fund (2013-2021); Western Asset Inflation-Linked Opportunities & Income Fund (2004-2020); Western Asset Inflation-Linked Income Fund (2003-2020).

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 97

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES - concluded
Sandra G. Sponem (1958)	Trustee and Chair of the Audit Committee	Since 2019 (Trustee) Since 2020 (Chair of the Audit Committee)	Current: Retired. Former: Senior Vice President and Chief Financial Officer, M.A. Mortenson-Companies, Inc. (2007-2017).	154

Current: SPDR Series Trust (81) (2018-present); SPDR Index Shares Funds (30) (2018-present); SSGA Active Trust (14) (2018-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2004-March 2022); Guggenheim Enhanced Equity Income Fund (2019-2021); Guggenheim Credit Allocation Fund (2019-2021); SSGA Master Trust (1) (2018-2020).

Ronald E. Toupin, Jr. (1958)	Trustee, Chair of the Board and Chair of the Executive Committee	Since 2014

Current: Portfolio Consultant (2010-present); Member, Governing Council, Independent Directors Council (2013-present); Governor, Board of Governors, Investment Company Institute (2018-present).

Former: Member, Executive Committee, Independent Directors Council (2016-2018); Vice President, Manager and Portfolio Manager, Nuveen Asset Management (1998-1999); Vice President, Nuveen Investment Advisory Corp. (1992-1999); Vice President and Manager, Nuveen Unit Investment Trusts (1991-1999); and Assistant Vice President and Portfolio Manager, Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (1982-1999).

				154

Former: Fiduciary/Claymore Energy Infrastructure Fund (2004-March 2022); Guggenheim Enhanced Equity Income Fund (2005-2021); Guggenheim Credit Allocation Fund (2013-2021); Western Asset Inflation-Linked Opportunities & Income Fund (2004-2020); Western Asset Inflation-Linked Income Fund (2003-2020).

98 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INTERESTED TRUSTEE
Amy J. Lee**** (1961)	Trustee, Vice President and Chief Legal Officer	Since 2018 (Trustee) Since 2014 (Chief Legal Officer) Since 2007 (Vice President)	Current: Interested Trustee, certain other funds in the Fund Complex (2018-present); Chief Legal Officer, certain other funds in the Fund Complex (2014-present); Vice President, certain other funds in the Fund Complex (2007-present); Senior Managing Director, Guggenheim Investments (2012-present). Former: President and Chief Executive Officer, certain other funds in the Fund Complex (2017-2019); Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).	154	Former: Fiduciary/Claymore Energy Infrastructure Fund (2004-March 2022);Guggenheim Enhanced Equity Income Fund (2018-2021); Guggenheim Credit Allocation Fund (2018-2021).

*	The business address of each Trustee is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each Trustee serves an indefinite term, until his or her successor is elected and qualified. Time served includes time served in the respective position for the Predecessor Corporation.
***

Each Trustee also serves on the Boards of Trustees of Guggenheim Funds Trust, Guggenheim Variable Funds Trust, Guggenheim Strategy Funds Trust, Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust, Guggenheim Strategic Opportunities Fund, Guggenheim Energy & Income Fund, Guggenheim Active Allocation Fund, Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust and Transparent Value Trust. Messrs. Barnes and Nyberg also serve on the Board of Trustees of Advent Convertible & Income Fund.

****	This Trustee is deemed to be an “interested person” of the Funds under the 1940 Act by reason of her position with the Funds’ Investment Manager and/or the parent of the Investment Manager.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 99

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years
OFFICERS
Brian E. Binder (1972)	President and Chief Executive Officer	Since 2018

Current: President and Chief Executive Officer, certain other funds in the Fund Complex (2018-present); President, Chief Executive Officer and Chairman of the Board of Managers, Guggenheim Funds Investment Advisors, LLC (2018-present); President and Chief Executive Officer, Security Investors, LLC (2018-present); Board Member of Guggenheim Partners Fund Management (Europe) Limited (2018-present); Senior Managing Director and President of Mutual Funds Boards, Guggenheim Investments (2018-present).

Former: Managing Director and President, Deutsche Funds, and Head of US Product, Trading and Fund Administration, Deutsche Asset Management (2013-2018); Managing Director, Head of Business Management and Consulting, Invesco Ltd. (2010-2012).

James M. Howley (1972)	Assistant Treasurer	Since 2014

Current: Managing Director, Guggenheim Investments (2004-present); Assistant Treasurer, certain other funds in the Fund Complex (2006-present).

Former: Manager, Mutual Fund Administration of Van Kampen Investments, Inc. (1996-2004).

Mark E. Mathiasen (1978)	Secretary	Since 2014	Current: Secretary, certain other funds in the Fund Complex (2007-present); Managing Director, Guggenheim Investments (2007-present).
Glenn McWhinnie (1969)	Assistant Treasurer	Since 2016	Current: Vice President, Guggenheim Investments (2009-present); Assistant Treasurer, certain other funds in the Fund Complex (2016-present).
Michael P. Megaris (1984)	Assistant Secretary	Since 2014	Current: Assistant Secretary, certain other funds in the Fund Complex (2014-present); Managing Director, Guggenheim Investments (2012-present).
Elisabeth Miller (1968)	Chief Compliance Officer	Since 2012

Current: Chief Compliance Officer, certain other funds in the Fund Complex (2012-present); Senior Managing Director, Guggenheim Investments (Vice President, Guggenheim Funds Distributors, LLC (2014-present).

Former: Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investment Advisors, LLC (2012-2018); Chief Compliance Officer, Guggenheim
Distributors, LLC (2009-2014); Senior Manager, Security Investors, LLC (2004-2014); Senior Manager, Guggenheim Distributors, LLC (2004-2014).

Margaux Misantone (1978)	AML Officer	Since 2017

Current: Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investment Advisors, LLC (2018-present); AML Officer, Security Investors, LLC and certain other funds in the Fund Complex (2017-present); Managing Director, Guggenheim Investments (2015-present).

Former: Assistant Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investments Advisors, LLC (2015-2018).

100 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years
OFFICERS - concluded
Kimberly J. Scott (1974)	Assistant Treasurer	Since 2014

Current: Director, Guggenheim Investments (2012-present); Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer, Mutual Fund Administration for Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

Bryan Stone (1979)	Vice President	Since 2014

Current: Vice President, certain other funds in the Fund Complex (2014-present); Managing Director, Guggenheim Investments (2013-present).

Former: Senior Vice President, Neuberger Berman Group LLC (2009-2013); Vice President, Morgan Stanley (2002-2009).

John L. Sullivan (1955)	Chief Financial Officer, Chief Accounting Officer and Treasurer	Since 2014

Current: Chief Financial Officer, Chief Accounting Officer and Treasurer, certain other funds in the Fund Complex (2010-present); Senior Managing Director, Guggenheim Investments (2010-present).

Former: Managing Director and Chief Compliance Officer, each of the funds in the Van Kampen Investments fund complex (2004-2010); Managing Director and Head of Fund Accounting and Administration, Morgan Stanley Investment Management (2002-2004); Chief Financial Officer and Treasurer, Van Kampen Funds (1996-2004).

Jon Szafran (1989)	Assistant Treasurer	Since 2017

Current: Director, Guggenheim Investments (2017-present); Assistant Treasurer, certain other funds in the Fund Complex (2017-present).

Former: Assistant Treasurer of Henderson Global Funds and Manager of US Fund Administration, Henderson Global Investors (North America) Inc. (“HGINA”), (2017); Senior Analyst of US Fund Administration, HGINA (2014–2017); Senior Associate of Fund Administration, Cortland Capital Market Services, LLC (2013-2014); Experienced Associate, PricewaterhouseCoopers LLP (2012-2013).

*	The business address of each officer is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each officer serves an indefinite term, until his or her successor is duly elected and qualified.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 101

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)

Who We Are

This Privacy Notice describes the data protection practices of Guggenheim Investments. Guggenheim Investments as used herein refers to the affiliated investment management businesses of Guggenheim Partners, LLC: Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC, Security Investors, LLC, Guggenheim Investment Advisors (Europe) Limited, Guggenheim Real Estate, LLC, GS Gamma Advisors, LLC, Guggenheim Partners India Management, LLC, Guggenheim Partners Europe Limited, as well as the funds in the Guggenheim Funds complex (the “Funds”) (“Guggenheim Investments,” “we,” “us,” or “our”).

Guggenheim Partners Investment Management Holdings, LLC, located at 330 Madison Avenue, New York, New York 10017 is the data controller for your information. The affiliates who are also controllers of certain of your information are: Guggenheim Investment Advisors (Europe) Limited, Guggenheim Partners Europe Limited, Guggenheim Partners, LLC, Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC and Security Investors, LLC, as well as the Funds.

Our Commitment to You

Guggenheim Investments considers your privacy our utmost concern. When you become our client or investor, you entrust us with not only your hard-earned money but also with your personal and financial information. Because we have access to your private information, we hold ourselves to the highest standards in its safekeeping and use. We strictly limit how we share your information with others, whether you are a current or former Guggenheim Investments client or investor.

The Information We Collect About You

We collect certain nonpublic personal information about you from information you provide on applications, other forms, our website, and/or from third parties including investment advisors. This information includes Social Security or other tax identification number, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, bank account information, marital status, family relationships, information that we collect on our website through the use of “cookies,” and other personal information that you or others provide to us. We may also collect such information through your inquiries by mail, e-mail or telephone. We may also collect customer due diligence information, as required by applicable law and regulation, through third party service providers.

How We Handle Your Personal Information

The legal basis for using your information as set out in this Privacy Notice is as follows: (a) use of your personal data is necessary to perform our obligations under any contract with you (such as a contract for us to provide financial services to you); or (b) where use of your personal data is not necessary for performance of a contract, use of your personal data is necessary for our legitimate interests or the legitimate interests of others (for example, to enforce the legal terms governing our services, operate and market our website and other services we offer, ensure safe environments for our personnel and others, make and receive payments, prevent fraud and to know the customer to whom we are providing the services). Some processing is done to comply with applicable law.

In addition to the specific uses described above, we also use your information in the following manner:

●	We use your information in connection with servicing your accounts.

●	We use information to respond to your requests or questions. For example, we might use your information to respond to your customer feedback.

●	We use information to improve our products and services. We may use your information to make our website and products better. We may use your information to customize your experience with us.

●	We use information for security purposes. We may use your information to protect our company and our customers.

●

We use information to communicate with you. For example, we will communicate with you about your account or our relationship. We may contact you about your feedback. We might also contact you about this Privacy Notice. We may also enroll you in our email newsletter. ● We use information as otherwise permitted by law, as we may notify you.

102 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)(continued)

●

Aggregate/Anonymous Data. We may aggregate and/or anonymize any information collected through the website so that such information can no longer be linked to you or your device (“Aggregate/Anonymous Information”). We may use Aggregate/Anonymous Information for any purpose, including without limitation for research and marketing purposes, and may also share such data with any third parties, including advertisers, promotional partners, and sponsors.

We do not sell information about current or former clients or their accounts to third parties. Nor do we share this information, except when necessary to complete transactions at your request, to make you aware of investment products and services that we or our affiliates offer, or as permitted or required by law.

We provide information about you to companies and individuals not affiliated with Guggenheim Investments to complete certain transactions or account changes, or to perform services for us related to your account. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we must provide certain information about you to that company to complete the transaction. We provide the third party with only the information necessary to carry out its responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. To alert you to other Guggenheim Investments products and services, we share your information within our family of affiliated companies. You may limit our sharing with affiliated companies as set out below. We may also share information with any successor to all or part of our business, or in connection with steps leading up to a merger or acquisition. For example, if part of our business was sold we may give customer information as part of that transaction. We may also share information about you with your consent.

We will release information about you if you direct us to do so, if we are compelled by law to do so, or in other circumstances as permitted by law (for example, to protect your account from fraud).

If you close your account(s) or become an inactive client or investor, we will continue to adhere to the privacy policies and practices described in this notice.

Opt-Out Provisions and Your Data Choices

The law allows you to “opt out” of certain kinds of information sharing with third parties. We do not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

When you are no longer our client or investor, we continue to share your information as described in this notice, and you may contact us at any time to limit our sharing by sending an email to CorporateDataPrivacy@GuggenheimPartners.com.

European Union Data Subjects and certain others: In addition to the choices set forth above, residents of the European Union and certain other jurisdictions have certain rights to (1) request access to or rectification or deletion of information we collect about them, (2) request a restriction on the processing of their information, (3) object to the processing of their information, or (4) request the portability of certain information. To exercise these or other rights, please contact us using the contact information below. We will consider all requests and provide our response within the time period stated by applicable law. Please note, however, that certain information may be exempt from such requests in some circumstances, which may include if we need to keep processing your information for our legitimate interests or to comply with a legal obligation. We may request you provide us with information necessary to confirm your identity before responding to your request. Residents of France and certain other jurisdictions may also provide us with instructions regarding the manner in which we may continue to store, erase and share your information after your death, and where applicable, the person you have designated to exercise these rights after your death.

How We Protect Privacy Online

We take steps to protect your privacy when you use our web site – www.guggenheiminvestments.com – by using secure forms of online communication, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These safeguards vary based on the sensitivity of the information that we collect and store. However, we cannot and do not guarantee that these measures will prevent every unauthorized attempt to access, use, or disclose your information since despite our efforts, no Internet and/or other electronic transmissions can be completely secure. Our web site uses “http cookies”—tiny pieces of information that we ask your browser to store. We use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your e-mail address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 103

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)(concluded)

How We Safeguard Your Personal Information and Data Retention

We restrict access to nonpublic personal information about you to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We keep your information for no longer than necessary for the purposes for which it is processed. The length of time for which we retain information depends on the purposes for which we collected and use it and/or as required to comply with applicable laws. Information may persist in copies made for backup and business continuity purposes for additional time.

International Visitors

If you are not a resident of the United States, please be aware that your information may be transferred to, stored and processed in the United States where our servers are located and our databases are operated. The data protection and other laws of the United States and other countries might not be as comprehensive as those in your country.

In such cases, we ensure that a legal basis for such a transfer exists and that adequate protection is provided as required by applicable law, for example, by using standard contractual clauses or by transferring your data to a jurisdiction that has obtained an adequacy finding. Individuals whose data may be transferred on the basis of standard contractual clauses may contact us as described below.

We’ll Keep You Informed

If you have any questions or concerns about how we treat your personal data, we encourage you to consult with us first. You may also contact the relevant supervisory authority. We reserve the right to modify this policy at any time and will inform you promptly of material changes. You may access our privacy policy from our web site at www.guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us by email at CorporateDataPrivacy@GuggenheimPartners.com.

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3.31.2022

Guggenheim Funds Semi-Annual Report

Guggenheim SMid Cap Value Fund

GuggenheimInvestments.com	SBMCV-SEMI-0322x0922

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Guggenheim Investments eDelivery Service Notice

DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	4
ABOUT SHAREHOLDERS’ FUND EXPENSES	6
GUGGENHEIM SMID CAP VALUE FUND	9
NOTES TO FINANCIAL STATEMENTS	24
OTHER INFORMATION	32
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	33
GUGGENHEIM INVESTMENTS PRIVACY NOTICE	42

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 1

March 31, 2022

Dear Shareholder:

Security Investors, LLC (the “Investment Adviser”) is pleased to present the shareholder report for Guggenheim SMid Cap Value Fund (the “Fund”) for the semi-annual period ended March 31, 2022.

The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC (“Guggenheim”), a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Funds. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim and the Investment Adviser.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Security Investors, LLC,

April 30, 2022

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

This material is not intended as a recommendation or as investment advice of any kind, including in connection with rollovers, transfers, and distributions. Such material is not provided in a fiduciary capacity, may not be relied upon for or in connection with the making of investment decisions, and does not constitute a solicitation of an offer to buy or sell securities. All content has been provided for informational or educational purposes only and is not intended to be and should not be construed as legal or tax advice and/or a legal opinion. Always consult a financial, tax and/ or legal professional regarding your specific situation.

COVID-19 and Other Market Risks. The outbreak of COVID-19 and the recovery response has caused and continues to cause at times reduced consumer demand and economic output, supply chain disruptions, and market closures, travel restrictions, quarantines, and disparate global vaccine distributions. As with other serious economic disruptions, governmental authorities and regulators have responded in recent years to this situation with significant fiscal and monetary policy changes. These included providing direct capital infusions into companies, introducing new monetary programs, and lowering interest rates. In some cases, these responses resulted in high inflation, low interest rates, and negative interest rates. Recently, the United States and other governments have also made investments and engaged in infrastructure modernization projects that have also increased public debt and spending. These actions, including their reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets, reduce market liquidity, continue to cause higher inflation, heighten investor uncertainty, and adversely affect the value of the Funds’ investments and the performance of the Funds. These actions also contribute to a risk that asset prices have a high

2 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

March 31, 2022

degree of correlation across markets and asset classes. The duration and extent of COVID-19 over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Funds will depend on future developments, which are highly uncertain and difficult to predict.

The value of, or income generated by, the investments held by a Fund are subject to the possibility of rapid and unpredictable fluctuation, and loss. These movements may result from factors affecting individual companies, or from broader influences, including real or perceived changes in prevailing interest rates, changes in inflation rates or expectations about inflation rates (which are currently elevated relative to normal conditions), adverse investor confidence or sentiment, changing economic, political, social or financial market conditions, increased instability or general uncertainty, environmental disasters, governmental actions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, actual or threatened wars or other armed conflicts (such as the current Russia-Ukraine conflict and its risk of expansion or collateral economic and other effects) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Changing economic, political, geopolitical, social, or financial market or other conditions in one country or geographic region could adversely affect the value, yield and return of the investments held by a Fund in a different country or geographic region and economies, markets and issuers generally because of the increasingly interconnected global economies and financial markets.

SMid Cap Value Fund may not be suitable for all investors. ● An investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money. ● The intrinsic value of the underlying stocks may never be realized, or the stock may decline in value. ● Investments in small- and/or mid-sized company securities may present additional risks such as less predictable earnings, higher volatility and less liquidity than larger, more established companies. ● It is important to note that the Fund is not guaranteed by the U.S. government. ● Please read the prospectus for more detailed information regarding these and other risks

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 3

ECONOMIC AND MARKET OVERVIEW (Unaudited)(concluded)	March 31, 2022

In the six months ended March 31, 2022, most major U.S. equity indexes rose slightly amid market volatility resulting from Russia’s attack on Ukraine, COVID-19 shutdowns in China, and the commencement of rate hikes by the Federal Reserve (the “Fed”).

Nevertheless, the U.S. economy appears to remain on a strong footing. The Institute of Supply Management’s March Services Purchasing Managers’ Index showed a continued recovery in the services sector with business activity, employment, and new orders all rising. The March consumer price index (“CPI”) report was encouraging, with core CPI coming in lower than expected at 0.32% month over month, slightly below expectations of 0.5%.

Economic strength continues to embolden the Fed to move aggressively as it attempts to rein in inflation by raising interest rates and shrinking its balance sheet. The Fed is increasingly concerned about inflation and will act aggressively to get monetary policy to what they view is a more appropriate stance. In a recent speech, Lael Brainard, one of the Federal Open Market Committee’s (“FOMC”) traditionally more dovish members, referenced a “rapid pace” of balance sheet reduction and an “expeditious increase” in the fed funds rate, which caused market expectations for the degree of monetary tightening to ramp up.

Brainard’s shift in tone was echoed in the release of the minutes from the March FOMC meeting. The minutes were highly focused on elevated inflation and risks that inflation could stay well above target, as well mentions of an extremely tight labor market. The minutes repeated the phrase that monetary policy would move expeditiously, and contained a section that mentioned many participants would have voted for a 50-basis-point rate hike in March if it weren’t for the uncertainty resulting from the outbreak of war in Ukraine. Given this language, the 50-basis-point move at the May meeting and Fed Chair Jerome Powell’s telegraphing of further 50-basis point hikes came as no surprise. One basis point is equal to 0.01%. The Fed’s strategy at this point is to get rates back to a neutral level as fast as possible, and then see how far into restrictive territory they need to go based on how the economic and financial market data evolve.

A hawkish Fed has historically paved the way for a bullish approach to bonds. Indeed, we believe many fixed-income sectors are now pricing at compelling levels after enduring a first quarter marked by sharply rising yields, a flattening of the Treasury yield curve, and widening spreads. As the Fed races to raise rates during a period of U.S. economic strength and in the face of several global challenges, we remain diligent in our search for attractive entry points exposed by recent market volatility.

For the six-month period ended March 31, 2022, the S&P 500® Index* returned 5.92%. The MSCI Europe-Australasia-Far East (“EAFE”) Index* returned -3.38%. The return of the MSCI Emerging Markets Index* was -8.20%.

In the bond market, the Bloomberg U.S. Aggregate Bond Index* posted a -5.92% return for the six-month period, while the Bloomberg U.S. Corporate High Yield Index* returned -4.16%. The return of the ICE Bank of America (“BofA”) 3-Month U.S. Treasury Bill Index* was 0.05% for the six-month period.

4 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)(concluded)	March 31, 2022

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, mortgage-backed securities or “MBS” (agency fixed-rate and hybrid adjustable-rate mortgage, or “ARM”, pass-throughs), asset-backed securities (“ABS”), and commercial mortgage-backed securities (“CMBS”) (agency and non-agency).

Bloomberg U.S. Corporate High Yield Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB +/BB + or below.

ICE BofA 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

Russell 2500® Value Index measures the performance of the small-to mid-cap value segment of the U.S. equity universe. It includes those Russell 2500 companies with lower price-to-book ratios and lower forecasted growth values

S&P 500® is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity, and industry group representation.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses, and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, other distributions, and exchange fees, and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning September 30, 2021 and ending March 31, 2022.

The following tables illustrate the Fund’s costs in two ways:

Table 1. Based on actual Fund return: This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fifth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return: This section is intended to help investors compare a fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

6 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(continued)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about the Fund’s expenses, including annual expense ratios for periods up to five years (subject to the Fund’s inception date), can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 7

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(concluded)

	Expense Ratio[1]	Fund Return	Beginning Account Value September 30, 2021	Ending Account Value March 31, 2022	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
A-Class	1.19%	8.34%	$ 1,000.00	$ 1,083.40	$ 6.18
C-Class	2.02%	7.86%	1,000.00	1,078.60	10.47
P-Class	1.28%	8.28%	1,000.00	1,082.80	6.65
Institutional Class	1.01%	8.47%	1,000.00	1,084.70	5.25

Table 2. Based on hypothetical 5% return (before expenses)
A-Class	1.19%	5.00%	$ 1,000.00	$ 1,019.00	$ 5.99
C-Class	2.02%	5.00%	1,000.00	1,014.86	10.15
P-Class	1.28%	5.00%	1,000.00	1,018.55	6.44
Institutional Class	1.01%	5.00%	1,000.00	1,019.90	5.09

[1]	Annualized and excludes expenses of the underlying funds in which the Fund invests, if any.
[2]

Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

[3]	Actual cumulative return at net asset value for the period September 30, 2021 to March 31, 2022.

8 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2022

GUGGENHEIM SMID CAP VALUE FUND

OBJECTIVE: Seeks long-term growth of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	May 1, 1997
C-Class	January 29, 1999
P-Class	May 1, 2015
Institutional Class	January 3, 2020

Ten Largest Holdings (% of Total Net Assets)
Pioneer Natural Resources Co.	4.2%
Alleghany Corp.	2.7%
First Horizon Corp.	2.5%
Bunge Ltd.	2.4%
Evolent Health, Inc. — Class A	2.2%
Black Hills Corp.	1.8%
Huntsman Corp.	1.6%
Physicians Realty Trust	1.5%
Westlake Corp.	1.5%
Alexandria Real Estate Equities, Inc.	1.5%
Top Ten Total	21.9%

“Ten Largest Holdings” excludes any temporary cash investments.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 9

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	March 31, 2022

Average Annual Returns*

Periods Ended March 31, 2022

	6 Month†	1 Year	5 Year	10 Year
A-Class Shares	8.34%	7.60%	9.83%	10.22%
A-Class Shares with sales charge‡	3.18%	2.48%	8.77%	9.69%
C-Class Shares	7.86%	6.70%	8.94%	9.37%
C-Class Shares with CDSC§	6.88%	5.74%	8.94%	9.37%
Institutional Class Shares[1]	8.47%	7.86%	10.12%	10.59%
Russell 2500 Value Index	4.77%	7.73%	9.19%	11.04%

	6 Month†	1 Year	5 Year	Since Inception (05/01/15)
P-Class Shares	8.28%	7.48%	9.77%	9.75%
Russell 2500 Value Index	4.77%	7.73%	9.19%	9.11%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Russell 2500 Value Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

[1]

The Institutional Class shares commenced operations on January 3, 2020 in connection with the reorganization of the SMid Cap Value Institutional Fund. The performance of the Institutional Class shares of the Fund for periods prior to January 3, 2020 reflects the performance of the Guggenheim SMid Cap Value Institutional Fund. The returns for the SMid Cap Value Institutional Fund have not been restated to reflect the fees and expenses applicable to the Institutional Class shares of the Fund.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

10 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022
SMID CAP VALUE FUND

	Shares	Value
COMMON STOCKS† - 98.5%

Financial - 25.2%
Alleghany Corp.*	13,849	$11,730,103
First Horizon Corp.	471,783	11,082,183
Physicians Realty Trust REIT	382,791	6,714,154
Alexandria Real Estate Equities, Inc. REIT	33,157	6,672,846
Prosperity Bancshares, Inc.	89,426	6,204,376
Unum Group	186,633	5,880,806
BOK Financial Corp.	51,259	4,815,783
VICI Properties, Inc. REIT	165,679	4,715,224
STAG Industrial, Inc. REIT	112,390	4,647,326
Sun Communities, Inc. REIT	24,554	4,304,071
Axis Capital Holdings Ltd.	70,346	4,253,823
Stifel Financial Corp.	61,030	4,143,937
KeyCorp	168,845	3,778,751
Apple Hospitality REIT, Inc.	191,498	3,441,219
Voya Financial, Inc.	50,320	3,338,732
Virtu Financial, Inc. — Class A	85,662	3,188,340
Old Republic International Corp.	109,037	2,820,787
Zions Bancorp North America	43,006	2,819,473
Medical Properties Trust, Inc. REIT	124,560	2,633,198
Heartland Financial USA, Inc.	48,817	2,334,917
Park Hotels & Resorts, Inc. REIT	119,020	2,324,461
Gaming and Leisure Properties, Inc. REIT	46,248	2,170,419
First Hawaiian, Inc.	76,443	2,131,995
Trustmark Corp.	64,832	1,970,245
Heritage Insurance Holdings, Inc.	174,400	1,245,216
Total Financial		109,362,385

Industrial - 19.9%
Kirby Corp.*	90,242	6,514,570
Littelfuse, Inc.	23,620	5,891,064
Graphic Packaging Holding Co.	279,720	5,605,589
Johnson Controls International plc	76,754	5,032,760
Knight-Swift Transportation Holdings, Inc.	99,408	5,016,127
Colfax Corp.*	124,714	4,962,370
Valmont Industries, Inc.	18,655	4,451,083
Packaging Corporation of America	27,775	4,335,955
Terex Corp.	111,278	3,968,174
Arcosa, Inc.	67,761	3,879,317
Curtiss-Wright Corp.	25,342	3,805,354
Zurn Water Solutions Corp.	102,246	3,619,508
Daseke, Inc.*	346,897	3,493,253
GATX Corp.	27,068	3,338,296
Altra Industrial Motion Corp.	75,605	2,943,303
Energizer Holdings, Inc.	94,764	2,914,941
PGT Innovations, Inc.*	161,297	2,900,120
Stoneridge, Inc.*	119,484	2,480,488
Advanced Energy Industries, Inc.	24,186	2,081,931
EnerSys	26,876	2,004,143
Kennametal, Inc.	66,439	1,900,820
Plexus Corp.*	22,485	1,839,498
Park Aerospace Corp.	139,255	1,817,278
ChargePoint Holdings, Inc.*	83,097	1,651,969
Smith-Midland Corp.*	10,989	195,055
Total Industrial		86,642,966

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 11

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
SMID CAP VALUE FUND

	Shares	Value
Consumer, Cyclical - 12.1%
H&E Equipment Services, Inc.	143,776	$6,257,131
Avient Corp.	109,330	5,247,840
LKQ Corp.	112,536	5,110,260
MSC Industrial Direct Company, Inc. — Class A	52,550	4,477,785
Methode Electronics, Inc.	102,055	4,413,879
Alaska Air Group, Inc.*	75,819	4,398,260
Whirlpool Corp.	22,480	3,884,094
Ralph Lauren Corp. — Class A	31,603	3,585,044
DR Horton, Inc.	46,902	3,494,668
PVH Corp.	28,203	2,160,632
Marriott Vacations Worldwide Corp.	13,418	2,116,019
Leggett & Platt, Inc.	52,314	1,820,527
Newell Brands, Inc.	82,513	1,766,603
Dana, Inc.	91,572	1,608,920
Lakeland Industries, Inc.*	82,219	1,577,783
La-Z-Boy, Inc.	30,826	812,882
Total Consumer, Cyclical		52,732,327

Consumer, Non-cyclical - 12.1%
Bunge Ltd.	95,532	10,585,901
Ingredion, Inc.	60,823	5,300,724
Encompass Health Corp.	72,511	5,156,257
Henry Schein, Inc.*	59,134	5,155,894
J M Smucker Co.	35,817	4,849,980
Central Garden & Pet Co. — Class A*	100,456	4,096,596
Tyson Foods, Inc. — Class A	44,697	4,006,192
US Foods Holding Corp.*	104,944	3,949,043
Integer Holdings Corp.*	40,418	3,256,478
Pacira BioSciences, Inc.*	37,350	2,850,552
Quest Diagnostics, Inc.	15,093	2,065,628
Emergent BioSolutions, Inc.*	27,688	1,136,869
Total Consumer, Non-cyclical		52,410,114

Energy - 7.5%
Pioneer Natural Resources Co.	72,588	18,149,177
Equities Corp.	163,733	5,634,052
Chesapeake Energy Corp.	55,633	4,840,071
Patterson-UTI Energy, Inc.	261,589	4,049,398
HydroGen Corp.*,†††,1	1,265,700	2
Total Energy		32,672,700

Basic Materials - 7.3%
Huntsman Corp.	189,411	7,104,806
Westlake Corp.	54,340	6,705,556
Reliance Steel & Aluminum Co.	22,854	4,190,281
Ashland Global Holdings, Inc.	41,548	4,088,739
Element Solutions, Inc.	156,948	3,437,161
Nucor Corp.	22,336	3,320,246
Commercial Metals Co.	65,341	2,719,493
Total Basic Materials		31,566,282

Technology - 6.4%
Evolent Health, Inc. — Class A*	302,928	9,784,575
Science Applications International Corp.	54,403	5,014,325
Leidos Holdings, Inc.	45,214	4,884,016
DXC Technology Co.*	144,637	4,719,505
Teradyne, Inc.	18,220	2,154,150
Qorvo, Inc.*	10,907	1,353,559
Total Technology		27,910,130

12 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
SMID CAP VALUE FUND

	Shares	Value
Utilities - 4.6%
Black Hills Corp.	101,339	$7,805,130
Pinnacle West Capital Corp.	61,232	4,782,219
OGE Energy Corp.	112,134	4,572,825
Spire, Inc.	42,220	3,029,707
Total Utilities		20,189,881

Communications - 3.4%
Infinera Corp.*	668,796	5,798,462
TEGNA, Inc.	245,076	5,489,702
Ciena Corp.*	60,437	3,664,295
Total Communications		14,952,459

Total Common Stocks
(Cost $333,778,289)		428,439,244

CONVERTIBLE PREFERRED STOCKS††† - 0.0%
Industrial - 0.0%
Thermoenergy Corp.*,2	1,652,084	5

Total Convertible Preferred Stocks
(Cost $1,577,634)		5

RIGHTS† - 0.1%
Basic Materials - 0.1%
Pan American Silver Corp.*	516,551	433,903
Total Rights
(Cost $—)		433,903

MONEY MARKET FUND† - 1.0%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.12%[3]	4,288,492	4,288,492
Total Money Market Fund
(Cost $4,288,492)		4,288,492

Total Investments - 99.6%
(Cost $339,644,415)		$433,161,644
Other Assets & Liabilities, net - 0.4%		1,608,463
Total Net Assets - 100.0%		$434,770,107

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	Affiliated issuer.
[2]

PIPE (Private Investment in Public Equity) — Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.

[3]	Rate indicated is the 7-day yield as of March 31, 2022.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 13

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 31, 2022
SMID CAP VALUE FUND

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2022 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$428,439,242	$—	$2	$428,439,244
Convertible Preferred Stocks	—	—	5	5
Rights	433,903	—	—	433,903
Money Market Fund	4,288,492	—	—	4,288,492
Total Assets	$433,161,637	$—	$7	$433,161,644

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments, result in that company being considered an affiliated issuer, as defined in the 1940 Act.

Transactions during the period ended March 31, 2022, in which the company is an affiliated issuer, were as follows:

Security Name	Value 09/30/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/22	Shares 03/31/22
Common Stock
HydroGen Corp.*	$2	$—	$—	$—	$—	$2	1,265,700

*	Non-income producing security.

14 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
SMID CAP VALUE FUND

March 31, 2022

Assets:
Investments in unaffiliated issuers, at value (cost $339,641,884)	$433,161,642
Investments in affiliated issuers, at value (cost $2,531)	2
Prepaid expenses	73,654
Receivables:
Securities sold	1,559,770
Dividends	718,363
Fund shares sold	74,384
Interest	369
Foreign tax reclaims	302
Total assets	435,588,486

Liabilities:
Payable for:
Management fees	260,211
Fund shares redeemed	236,716
Distribution and service fees	75,901
Transfer agent/maintenance fees	49,170
Fund accounting/administration fees	25,841
Trustees’ fees*	8,724
Due to Investment Adviser	52
Miscellaneous	161,764
Total liabilities	818,379
Net assets	$434,770,107

Net assets consist of:
Paid in capital	322,133,572
Total distributable earnings (loss)	112,636,535
Net assets	$434,770,107

A-Class:
Net assets	$322,993,268
Capital shares outstanding	8,410,675
Net asset value per share	$38.40
Maximum offering price per share (Net asset value divided by 95.25%)	$40.31

C-Class:
Net assets	$7,727,292
Capital shares outstanding	319,906
Net asset value per share	$24.15

P-Class:
Net assets	$6,713,152
Capital shares outstanding	176,326
Net asset value per share	$38.07

Institutional Class:
Net assets	$97,336,395
Capital shares outstanding	9,203,858
Net asset value per share	$10.58

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 15

STATEMENT OF OPERATIONS (Unaudited)
SMID CAP VALUE FUND

Six Months Ended March 31, 2022

Investment Income:
Dividends from securities of unaffiliated issuers	$3,970,281
Interest	900
Total investment income	3,971,181

Expenses:
Management fees	1,626,911
Distribution and service fees:
A-Class	401,599
C-Class	44,132
P-Class	8,558
Transfer agent/maintenance fees:
A-Class	134,107
C-Class	10,222
P-Class	7,809
Institutional Class	59,283
Fund accounting/administration fees	144,656
Professional fees	21,638
Trustees’ fees*	13,179
Line of credit fees	6,758
Custodian fees	5,220
Miscellaneous	74,882
Recoupment of previously waived fees:
P-Class	223
Total expenses	2,559,177
Less:
Expenses reimbursed by Adviser:
A-Class	(10,015)
C-Class	(2,884)
P-Class	(2,272)
Institutional Class	(16,865)
Total waived/reimbursed expenses	(32,036)
Net expenses	2,527,141
Net investment income	1,444,040

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	20,537,452
Net realized gain	20,537,452
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	12,596,251
Net change in unrealized appreciation (depreciation)	12,596,251
Net realized and unrealized gain	33,133,703
Net increase in net assets resulting from operations	$34,577,743

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

16 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
SMID CAP VALUE FUND

	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,444,040	2,278,536
Net realized gain on investments	20,537,452	49,091,986
Net change in unrealized appreciation (depreciation) on investments	12,596,251	89,702,415
Net increase in net assets resulting from operations	34,577,743	141,072,937

Distributions to shareholders:
A-Class	(21,330,395)	—
C-Class	(847,652)	—
P-Class	(452,600)	—
Institutional Class	(20,988,300)	—
Total distributions to shareholders	(43,618,947)	—

Capital share transactions:
Proceeds from sale of shares
A-Class	7,675,053	20,445,417
C-Class	318,648	1,277,246
P-Class	54,188	858,767
Institutional Class	12,499,248	31,236,075
Distributions reinvested
A-Class	20,707,053	—
C-Class	813,998	—
P-Class	452,600	—
Institutional Class	16,362,390	—
Cost of shares redeemed
A-Class	(24,964,659)	(54,126,198)
C-Class	(3,273,935)	(11,088,501)
P-Class	(796,336)	(4,270,396)
Institutional Class	(15,255,235)	(21,979,519)
Net increase (decrease) from capital share transactions	14,593,013	(37,647,109)
Net increase in net assets	5,551,809	103,425,828

Net assets:
Beginning of period	429,218,298	325,792,470
End of period	$434,770,107	$429,218,298

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 17

STATEMENTS OF CHANGES IN NET ASSETS (concluded)
SMID CAP VALUE FUND

	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021
Capital share activity:
Shares sold
A-Class	201,150	561,341
C-Class	12,836	52,040
P-Class	1,410	23,190
Institutional Class	1,164,724	2,623,977
Shares issued from reinvestment of distributions
A-Class	569,188	—
C-Class	35,484	—
P-Class	12,544	—
Institutional Class	1,634,604	—
Shares redeemed
A-Class	(657,564)	(1,516,668)
C-Class	(131,480)	(473,341)
P-Class	(21,003)	(133,809)
Institutional Class	(1,404,185)	(1,907,686)
Net increase (decrease) in shares	1,417,708	(770,956)

18 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
SMID CAP VALUE FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Six Months Ended March 31, 2022[a]	Year Ended Sept. 30, 2021	Year Ended Sept. 30, 2020	Year Ended Sept. 30, 2019	Year Ended Sept. 30, 2018	Year Ended Sept. 30, 2017
Per Share Data
Net asset value, beginning of period	$38.00	$26.27	$30.52	$36.20	$35.37	$30.27
Income (loss) from investment operations:
Net investment income (loss)[b]	.12	.19	.46	.22	.06	.03
Net gain (loss) on investments (realized and unrealized)	2.90	11.54	(3.37)	(1.89)	3.37	6.09
Total from investment operations	3.02	11.73	(2.91)	(1.67)	3.43	6.12
Less distributions from:
Net investment income	(.10)	—	(.26)	(.03)	—	(.37)
Net realized gains	(2.52)	—	(1.04)	(3.98)	(2.60)	(.65)
Return of capital	—	—	(.04)	—	—	—
Total distributions	(2.62)	—	(1.34)	(4.01)	(2.60)	(1.02)
Net asset value, end of period	$38.40	$38.00	$26.27	$30.52	$36.20	$35.37

Total Return[c]	8.34%	44.65%	(10.25%)	(2.51%)	10.05%	20.62%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$322,993	$315,323	$243,072	$335,806	$392,495	$396,408
Ratios to average net assets:
Net investment income (loss)	0.65%	0.53%	1.64%	0.72%	0.17%	0.11%
Total expenses[d]	1.19%	1.20%	1.25%	1.23%	1.26%	1.27%
Net expenses[e,f,g]	1.19%	1.19%	1.24%	1.23%	1.26%	1.27%
Portfolio turnover rate	18%	34%	41%	45%	54%	55%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 19

FINANCIAL HIGHLIGHTS (continued)
SMID CAP VALUE FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Six Months Ended March 31, 2022[a]	Year Ended Sept. 30, 2021	Year Ended Sept. 30, 2020	Year Ended Sept. 30, 2019	Year Ended Sept. 30, 2018	Year Ended Sept. 30, 2017
Per Share Data
Net asset value, beginning of period	$24.85	$17.32	$20.48	$26.05	$26.33	$22.78
Income (loss) from investment operations:
Net investment income (loss)[b]	(.03)	(.06)	.16	(.02)	(.17)	(.17)
Net gain (loss) on investments (realized and unrealized)	1.85	7.59	(2.22)	(1.57)	2.49	4.55
Total from investment operations	1.82	7.53	(2.06)	(1.59)	2.32	4.38
Less distributions from:
Net investment income	—	—	(.03)	—	—	(.18)
Net realized gains	(2.52)	—	(1.04)	(3.98)	(2.60)	(.65)
Return of capital	—	—	(.03)	—	—	—
Total distributions	(2.52)	—	(1.10)	(3.98)	(2.60)	(.83)
Net asset value, end of period	$24.15	$24.85	$17.32	$20.48	$26.05	$26.33

Total Return[c]	7.86%	43.48%	(10.95%)	(3.35%)	9.22%	19.63%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,727	$10,015	$14,276	$31,221	$52,996	$87,508
Ratios to average net assets:
Net investment income (loss)	(0.24%)	(0.27%)	0.86%	(0.11%)	(0.65%)	(0.68%)
Total expenses[d]	2.09%	2.05%	2.14%	2.07%	2.03%	2.07%
Net expenses[e,f,g]	2.02%	2.02%	2.07%	2.06%	2.03%	2.06%
Portfolio turnover rate	18%	34%	41%	45%	54%	55%

20 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (continued)
SMID CAP VALUE FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

P-Class	Six Months Ended March 31, 2022[a]	Year Ended Sept. 30, 2021	Year Ended Sept. 30, 2020	Year Ended Sept. 30, 2019	Year Ended Sept. 30, 2018	Year Ended Sept. 30, 2017
Per Share Data
Net asset value, beginning of period	$37.67	$26.06	$30.25	$35.94	$35.15	$30.18
Income (loss) from investment operations:
Net investment income (loss)[b]	.10	.15	.46	.19	.05	.01
Net gain (loss) on investments (realized and unrealized)	2.88	11.46	(3.37)	(1.88)	3.34	6.08
Total from investment operations	2.98	11.61	(2.91)	(1.69)	3.39	6.09
Less distributions from:
Net investment income	(.06)	—	(.20)	(.02)	—	(.47)
Net realized gains	(2.52)	—	(1.04)	(3.98)	(2.60)	(.65)
Return of capital	—	—	(.04)	—	—	—
Total distributions	(2.58)	—	(1.28)	(4.00)	(2.60)	(1.12)
Net asset value, end of period	$38.07	$37.67	$26.06	$30.25	$35.94	$35.15

Total Return	8.28%	44.55%	(10.30%)	(2.61%)	10.03%	20.57%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,713	$6,907	$7,662	$14,165	$19,889	$22,203
Ratios to average net assets:
Net investment income (loss)	0.55%	0.43%	1.64%	0.63%	0.13%	0.02%
Total expenses[d]	1.34%	1.32%	1.33%	1.35%	1.35%	1.25%
Net expenses[e,f,g]	1.28%	1.28%	1.31%	1.32%	1.28%	1.23%
Portfolio turnover rate	18%	34%	41%	45%	54%	55%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 21

FINANCIAL HIGHLIGHTS (continued)
SMID CAP VALUE FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Six Months Ended March 31, 2022[a]	Year Ended Sept. 30, 2021	Period Ended Sept. 30, 2020[h]
Per Share Data
Net asset value, beginning of period	$12.42	$8.57	$10.20
Income (loss) from investment operations:
Net investment income (loss)[b]	.05	.08	.11
Net gain (loss) on investments (realized and unrealized)	.85	3.77	(1.74)
Total from investment operations	.90	3.85	(1.63)
Less distributions from:
Net investment income	(.22)	—	—
Net realized gains	(2.52)	—	—
Total distributions	(2.74)	—	—
Net asset value, end of period	$10.58	$12.42	$8.57

Total Return	8.47%	44.92%	(15.98%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$97,336	$96,973	$60,783
Ratios to average net assets:
Net investment income (loss)	0.82%	0.70%	1.87%
Total expenses[d]	1.05%	1.06%	1.09%
Net expenses[e,f,g]	1.01%	1.02%	1.03%
Portfolio turnover rate	18%	34%	41%

22 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (concluded)
SMID CAP VALUE FUND

[a]	Unaudited figures for the period ended March 31, 2022. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests, if any.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements for the periods presented was as follows:

	03/31/22[a]	09/30/21	09/30/20	09/30/19	09/30/18
A-Class	0.00%	0.00%	0.00%*	0.00%*	0.01%
C-Class	0.00%	0.00%*	0.00%*	0.01%	0.01%
P-Class	0.01%	0.07%	0.01%	0.04%	0.04%
Institutional Class	0.00%	0.00%	0.00%*,h	N/A	N/A

	*	Less than 0.01%
[g]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the periods presented would be:

	03/31/22[a]	09/30/21	09/30/20	09/30/19	09/30/18
A-Class	1.18%	1.19%	1.24%	1.23%	1.26%
C-Class	2.02%	2.01%	2.07%	2.06%	2.03%
P-Class	1.27%	1.28%	1.30%	1.32%	1.28%
Institutional Class	1.01%	1.02%	1.03%[h]	N/A	N/A

[h]	Since commencement of operations: January 3, 2020. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 23

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

Guggenheim Funds Trust (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate fund. The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each fund separately.

The Trust offers a combination of five separate classes of shares: A-Class shares, C-Class shares, P-Class shares, R6-Class shares and Institutional Class shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share (“NAV”), with the exception of A-Class shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% contingent deferred sales charge (“CDSC”), if shares are redeemed within 12 months of purchase. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase. C-Class shares automatically convert to A-Class shares on or about the 10th day of the month following the 10-year anniversary of the purchase of the C-Class shares. This conversion will be executed without any sales charge, fee or other charge. After the conversion is completed, the shares will be subject to all features and expenses of A-Class shares. Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, endowments, foundations and corporations. Institutional Class shares require a minimum initial investment of $2 million and a minimum account balance of $1 million. R6-Class shares are offered primarily through qualified retirement and benefit plans. R6-Class shares are also offered through certain other plans and platforms sponsored by financial intermediaries. Certain institutional investors and others deemed appropriate by Guggenheim Investments (“GI”) may also be eligible to purchase R6-Class shares subject to a $2 million minimum initial investment. At March 31, 2022, the Trust consisted of nineteen funds (the “Funds”).

This report covers the SMid Cap Value Fund (the “Fund”), a diversified investment company. At March 31, 2022, A-Class, C-Class, P-Class and Institutional Class shares have been issued by the Fund.

Security Investors, LLC, which operates under the name Guggenheim Investments, provides advisory services. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI and GFD are affiliated entities.

Significant Accounting Policies

The Fund operates as an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

24 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The NAV of each Class of the Fund is calculated by dividing the market value of the Fund’s securities and other assets, less all liabilities, attributable to the Class by the number of outstanding shares of the Class.

(a) Valuation of Investments

The Board of Trustees of the Fund (the “Board”) has adopted policies and procedures for the valuation of the Fund’s investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund’s securities and/or other assets.

Valuations of the Fund’s securities and other assets are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Fund’s officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System shall generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there is no sale on the valuation date, exchange-traded U.S. equity securities will be valued on the basis of the last bid price.

Open-end investment companies are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds are valued at the last quoted sale price.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 25

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Investments for which market quotations are not readily available are fair-valued as determined in good faith by GI, subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value”. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis.

(b) Foreign Taxes

The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income and foreign taxes on capital gains from sales of investments are included with the net realized gain (loss) on investments. Foreign taxes payable or deferred as of March 31, 2022, if any, are disclosed in the Fund’s Statement of Assets and Liabilities.

(c) Security Transactions

Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as a reduction to cost if the securities are still held and as realized gains if no longer held in the Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries, if any. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Dividend income from Real Estate Investment Trusts (“REITs”) is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to realized gains. The actual amounts of income, return of capital, and realized gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

(d) Distributions

Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Dividends are reinvested in additional shares, unless shareholders request payment in cash. Distributions are recorded on the ex-dividend date and are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

26 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

(e) Class Allocations

Interest and dividend income, most expenses, all realized gains and losses, and all unrealized appreciation and depreciation are allocated to the classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution and service fees are charged directly to specific classes. In addition, certain expenses have been allocated to the individual Funds in the Trust based on the respective net assets of each Fund included in the Trust.

(f) Earnings Credits

Under the fee arrangement with the custodian, the Fund may earn credits based on overnight custody cash balances. These credits are utilized to reduce related custodial expenses. The custodian fees disclosed in the Statement of Operations are before the reduction in expense from the related earnings credits, if any. Earnings credits for the period ended March 31, 2022, are disclosed in the Statement of Operations.

(g) Cash

The Fund may leave cash overnight in its cash account with the custodian. Periodically, the Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 0.33% at March 31, 2022.

(h) Indemnifications

Under the Fund’s organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Note 2 – Investment Advisory Agreement and Other Agreements

Under the terms of an investment advisory contract, the Fund pays GI investment advisory fees calculated at an annualized rate of 0.75% of the average daily net assets of the Fund.

GI pays operating expenses on behalf of the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, among others, on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Board has adopted Distribution Plans related to the offering of A-Class, C-Class and P-Class shares pursuant to Rule 12b-1 under the 1940 Act. The plans provide for payments at an annual rate of 0.25% of the average daily net assets of the Fund’s A-Class and P-Class shares, and 1.00% of the average daily net assets of the Fund’s C-Class shares.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 27

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The investment advisory contract for the Fund provides that the total expenses be limited to a percentage of average net assets for each class of shares, exclusive of brokerage costs, dividends or interest on securities sold short, expenses of other investment companies in which the Fund invests, interest, taxes, litigation, indemnification and extraordinary expenses. The limits are listed below:

	Limit	Effective Date	Contract End Date
A-Class	1.30%[1]	01/03/20	02/01/23
C-Class	2.05%[1]	01/03/20	02/01/23
P-Class	1.30%[1]	01/03/20	02/01/23
Institutional Class	1.05%	01/03/20	02/01/23

[1]	Prior to January 3, 2020, the expense limit for A-Class, C-Class and P-Class shares of the Fund was 1.42%, 2.12% and 1.32%, respectively.

GI is entitled to reimbursement by the Fund for fees waived or expenses reimbursed during any of the previous 36 months, beginning on the date of the expense limitation agreement, if on any day the estimated operating expenses are less than the indicated percentages. For purposes of this arrangement, GI is entitled to recoupment of previously waived fees or reimbursed expenses for 36 months from the date of the waiver or reimbursement by GI. At March 31, 2022, the amount of fees waived or expenses reimbursed that are subject to recoupment are presented in the following table:

Fund	2022	2023	2024	2025	Fund Total
A-Class	$—	$19,600	$9,790	$10,015	$39,405
C-Class	1,135	15,935	4,260	2,884	24,214
P-Class	542	2,961	2,971	2,272	8,746
Institutional Class	—	26,262	28,324	16,865	71,451

During the period ended March 31, 2022, GI recouped $223 from the Fund.

For the period ended March 31, 2022, GFD retained sales charges of $94,675 relating to sales of A-Class shares of the Trust.

Certain trustees and officers of the Trust are also officers of GI and/or GFD. The Trust does not compensate its officers or trustees who are officers, directors and/or employees of GI or GFD.

MUFG Investor Services (US), LLC (“MUIS”) acts as the Fund’s administrator, transfer agent and accounting agent. As administrator, transfer agent and accounting agent, MUIS maintains the books and records of the Fund’s securities and cash. The Bank of New York Mellon Corp. (“BNY”) acts as the Fund’s custodian. As custodian, BNY is responsible for the custody of the Fund’s assets. For providing the aforementioned administrative and accounting services, MUIS is entitled to receive a monthly fee equal to a percentage of the Fund’s average daily net assets and

28 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

out of pocket expenses. For providing the aforementioned transfer agent and custodian services, MUIS and BNY are entitled to receive a monthly fee based on the number of transactions during the month and the number of accounts under management, subject to certain minimum monthly fees, and out of pocket expenses.

Note 3 – Federal Income Tax Information

The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Fund from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund’s U.S. federal income tax returns are subject to examination by the Internal Revenue Service (“IRS”) for a period of three years after they are filed.

At March 31, 2022, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation
$339,911,868	$106,143,315	$(12,893,539)	$93,249,776

Note 4 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 —	quoted prices in active markets for identical assets or liabilities.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 29

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Level 2 —	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 5 – Securities Transactions

For the period ended March 31, 2022, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Purchases	Sales
$75,960,587	$99,726,644

Note 6 – Line of Credit

The Trust, along with other affiliated trusts, secured a 364-day committed, $1,230,000,000 line of credit from Citibank, N.A., which was in place through October 1, 2021, at which time the line of credit was renewed. A Fund may draw (borrow) from the line of credit as a temporary measure for emergency purposes, to facilitate redemption requests, or for other short-term liquidity purposes consistent with the Fund’s investment objective and program. For example, it may be advantageous for the Fund to borrow money rather than sell existing portfolio positions to meet redemption requests. Fees related to borrowings, if any, vary under this arrangement between the greater of Citibank’s “base rate”, LIBOR plus 1%, or the federal funds rate plus 1/2 of 1%.

The commitment fee that may be paid by the Fund is at an annualized rate of 0.15% of the average daily amount of its allocated unused commitment amount. The commitment fee amount is allocated to the individual Funds based on the respective net assets of each participating Fund and is referenced in the Statement of Operations under “Line of credit fees”. The Fund did not have any borrowings under this agreement as of and for the period ended March 31, 2022.

30 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(concluded)

Note 7 – COVID-19 and Other Market Risks

The outbreak of COVID-19 and the recovery response has caused and continues to cause at times reduced consumer demand and economic output, supply chain disruptions, and market closures, travel restrictions, quarantines, and disparate global vaccine distributions. As with other serious economic disruptions, governmental authorities and regulators have responded in recent years to this situation with significant fiscal and monetary policy changes. These included providing direct capital infusions into companies, introducing new monetary programs, and lowering interest rates. In some cases, these responses resulted in high inflation, low interest rates, and negative interest rates. Recently, the United States and other governments have also made investments and engaged in infrastructure modernization projects that have also increased public debt and spending. These actions, including their reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets, reduce market liquidity, continue to cause higher inflation, heighten investor uncertainty, and adversely affect the value of the Fund’s investments and the performance of the Fund. These actions also contribute to a risk that asset prices have a high degree of correlation across markets and asset classes. The duration and extent of COVID-19 over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Funds will depend on future developments, which are highly uncertain and difficult to predict.

The value of, or income generated by, the investments held by the Fund are subject to the possibility of rapid and unpredictable fluctuation, and loss. These movements may result from factors affecting individual companies, or from broader influences, including real or perceived changes in prevailing interest rates, changes in inflation rates or expectations about inflation rates (which are currently elevated relative to normal conditions), adverse investor confidence or sentiment, changing economic, political, social or financial market conditions, increased instability or general uncertainty, environmental disasters, governmental actions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, actual or threatened wars or other armed conflicts (such as the current Russia-Ukraine conflict and its risk of expansion or collateral economic and other effects) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Changing economic, political, geopolitical, social, or, financial market or other conditions in one country or geographic region could adversely affect the value, yield and return of the investments held by a Fund in a different country or geographic region and economies, markets and issuers generally because of the increasingly interconnected global economies and financial markets.

Note 8 – Subsequent Events

The Fund evaluated subsequent events through the date the financial statements were available for issue and determined there were no material events that would require adjustment to or disclosure in the Fund’s financial statements.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 31

OTHER INFORMATION (Unaudited)

Delivery of Shareholder Reports

Paper copies of the Fund’s annual and semi-annual shareholder reports are not sent by mail, unless you specifically request paper copies of the reports from a fund or from your financial intermediary. Instead, the reports are made available on a website, and you are notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future shareholder reports in paper free of charge. If you hold shares of a fund directly, you can inform the Fund that you wish to receive paper copies of reports by calling 800.820.0888. If you hold shares of a fund through a financial intermediary, please contact the financial intermediary to make this election. Your election to receive reports in paper may apply to all Guggenheim Funds in which you are invested and may apply to all Guggenheim funds held with your financial intermediary.

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. The Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Fund usually classifies sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Fund’s Forms N-PORT and N-Q are available on the SEC’s website at https://www.sec.gov. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

32 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge, upon request, by visiting guggenheiminvestments.com or by calling 800.820.0888.

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES
Randall C. Barnes (1951)	Trustee and Chair of the Valuation Oversight Committee	Since 2014 (Trustee) Since 2020 (Chair of the Valuation Oversight Committee)	Current: Private Investor (2001-present). Former: Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997); President, Pizza Hut International (1991-1993); Senior Vice President, Strategic Planning and New Business Development, PepsiCo, Inc. (1987-1990).	155

Current: Advent Convertible and Income Fund (2005-present); Purpose Investments Funds (2013-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2004-March 2022); Guggenheim Enhanced Equity Income Fund (2005-2021); Guggenheim Credit Allocation Fund (2013-2021).

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 33

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES - continued
Angela Brock-Kyle (1959)	Trustee	Since 2019	Current: Founder and Chief Executive Officer, B.O.A.R.D.S. (2013-present). Former: Senior Leader, TIAA (1987-2012).	154

Current: Bowhead Insurance GP, LLC (2020-present); Hunt Companies, Inc. (2019-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2019-March 2022); Guggenheim Enhanced Equity Income Fund (2019-2021); Guggenheim Credit Allocation Fund (2019-2021); Infinity Property & Casualty Corp. (2014-2018).

Thomas F. Lydon, Jr. (1960)	Trustee and Chair of the Contracts Review Committee	Since 2019 (Trustee) Since 2020 (Chair of the Contracts Review Committee)	Current: President, Global Trends Investments (1996-present); Chief Executive Officer, ETF Flows, LLC (2019-present); Chief Executive Officer, Lydon Media (2016-present); Director, GDX Index Partners, LLC (2021-present).	154

Current: US Global Investors, Inc. (GROW) (1995-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2019-March 2022); Guggenheim Enhanced Equity Income Fund (2019-2021); Guggenheim Credit Allocation Fund (2019-2021); Harvest Volatility Edge Trust (3) (2017-2019).

34 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES - continued
Ronald A. Nyberg (1953)	Trustee and Chair of the Nominating and Governance Committee	Since 2014	Current: Of Counsel, Momkus LLP (2016-present). Former: Partner, Nyberg & Cassioppi, LLC (2000-2016); Executive Vice President, General Counsel, and Corporate Secretary, Van Kampen Investments (1982-1999).	155

Current: Advent Convertible and Income Fund (2005-present); PPM Funds (2) (2018-present); NorthShore-Edward-Elmhurst Health (2012-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2004-March 2022); Guggenheim Enhanced Equity Income Fund (2005-2021); Guggenheim Credit Allocation Fund (2013-2021); Western Asset Inflation-Linked Opportunities & Income Fund (2004-2020); Western Asset Inflation-Linked Income Fund (2003-2020).

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 35

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES - continued
Sandra G. Sponem (1958)	Trustee and Chair of the Audit Committee	Since 2019 (Trustee) Since 2020 (Chair of the Audit Committee)	Current: Retired. Former: Senior Vice President and Chief Financial Officer, M.A. Mortenson-Companies, Inc. (2007-2017).	154

Current: SPDR Series Trust (81) (2018-present); SPDR Index Shares Funds (30) (2018-present); SSGA Active Trust (14) (2018-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2004-March 2022); Guggenheim Enhanced Equity Income Fund (2019-2021); Guggenheim Credit Allocation Fund (2019-2021); SSGA Master Trust (1) (2018-2020).

36 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES - concluded
Ronald E. Toupin, Jr. (1958)	Trustee, Chair of the Board and Chair of the Executive Committee	Since 2014

Current: Portfolio Consultant (2010-present); Member, Governing Council, Independent Directors Council (2013-present); Governor, Board of Governors, Investment Company Institute (2018-present).

Former: Member, Executive Committee, Independent Directors Council (2016-2018); Vice President, Manager and Portfolio Manager, Nuveen Asset Management (1998-1999); Vice President, Nuveen Investment Advisory Corp. (1992-1999); Vice President and Manager, Nuveen Unit Investment Trusts (1991-1999); and Assistant Vice President and Portfolio Manager, Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (1982-1999).

154

Former: Fiduciary/Claymore Energy Infrastructure Fund (2004-March 2022); Guggenheim Enhanced Equity Income Fund (2005-2021); Guggenheim Credit Allocation Fund (2013-2021); Western Asset Inflation-Linked Opportunities & Income Fund (2004-2020); Western Asset Inflation-Linked Income Fund (2003-2020).

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 37

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INTERESTED TRUSTEE
Amy J. Lee**** (1961)	Trustee, Vice President and Chief Legal Officer	Since 2018 (Trustee) Since 2014 (Chief Legal Officer) Since 2007 (Vice President)	Current: Interested Trustee, certain other funds in the Fund Complex (2018-present); Chief Legal Officer, certain other funds in the Fund Complex (2014-present); Vice President, certain other funds in the Fund Complex (2007-present); Senior Managing Director, Guggenheim Investments (2012-present). Former: President and Chief Executive Officer, certain other funds in the Fund Complex (2017-2019); Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).	154	Former: Fiduciary/Claymore Energy Infrastructure Fund (2004-March 2022);Guggenheim Enhanced Equity Income Fund (2018-2021); Guggenheim Credit Allocation Fund (2018-2021).

*	The business address of each Trustee is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each Trustee serves an indefinite term, until his or her successor is elected and qualified. Time served includes time served in the respective position for the Predecessor Corporation.
***

Each Trustee also serves on the Boards of Trustees of Guggenheim Funds Trust, Guggenheim Variable Funds Trust, Guggenheim Strategy Funds Trust, Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust, Guggenheim Strategic Opportunities Fund, Guggenheim Energy & Income Fund, Guggenheim Active Allocation Fund, Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust and Transparent Value Trust. Messrs. Barnes and Nyberg also serve on the Board of Trustees of Advent Convertible & Income Fund.

****	This Trustee is deemed to be an “interested person” of the Fund under the 1940 Act by reason of her position with the Fund’s Investment Manager and/or the parent of the Investment Manager.

38 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years
OFFICERS
Brian E. Binder (1972)	President and Chief Executive Officer	Since 2018

Current: President and Chief Executive Officer, certain other funds in the Fund Complex (2018-present); President, Chief Executive Officer and Chairman of the Board of Managers, Guggenheim Funds Investment Advisors, LLC (2018-present); President and Chief Executive Officer, Security Investors, LLC (2018-present); Board Member of Guggenheim Partners Fund Management (Europe) Limited (2018-present); Senior Managing Director and President of Mutual Funds Boards, Guggenheim Investments (2018-present).

Former: Managing Director and President, Deutsche Funds, and Head of US Product, Trading and Fund Administration, Deutsche Asset Management (2013-2018); Managing Director, Head of Business Management and Consulting, Invesco Ltd. (2010-2012).

James M. Howley (1972)	Assistant Treasurer	Since 2014

Current: Managing Director, Guggenheim Investments (2004-present); Assistant Treasurer, certain other funds in the Fund Complex (2006-present).

Former: Manager, Mutual Fund Administration of Van Kampen Investments, Inc. (1996-2004).

Mark E. Mathiasen (1978)	Secretary	Since 2014	Current: Secretary, certain other funds in the Fund Complex (2007-present); Managing Director, Guggenheim Investments (2007-present).
Glenn McWhinnie (1969)	Assistant Treasurer	Since 2016	Current: Vice President, Guggenheim Investments (2009-present); Assistant Treasurer, certain other funds in the Fund Complex (2016-present).
Michael P. Megaris (1984)	Assistant Secretary	Since 2014	Current: Assistant Secretary, certain other funds in the Fund Complex (2014-present); Managing Director, Guggenheim Investments (2012-present).
Elisabeth Miller (1968)	Chief Compliance Officer	Since 2012

Current: Chief Compliance Officer, certain other funds in the Fund Complex (2012-present); Senior Managing Director, Guggenheim Investments (Vice President, Guggenheim Funds Distributors, LLC (2014-present).

Former: Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investment Advisors, LLC (2012-2018); Chief Compliance Officer, Guggenheim Distributors, LLC (2009-2014); Senior Manager, Security Investors, LLC (2004-2014); Senior Manager, Guggenheim Distributors, LLC (2004-2014).

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 39

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years
OFFICERS - continued
Margaux Misantone (1978)	AML Officer	Since 2017

Current: Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investment Advisors, LLC (2018-present); AML Officer, Security Investors, LLC and certain other funds in the Fund Complex (2017-present); Managing Director, Guggenheim Investments (2015-present).

Former: Assistant Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investments Advisors, LLC (2015-2018).

Kimberly J. Scott (1974)	Assistant Treasurer	Since 2014

Current: Director, Guggenheim Investments (2012-present); Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer, Mutual Fund Administration for Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

Bryan Stone (1979)	Vice President	Since 2014

Current: Vice President, certain other funds in the Fund Complex (2014-present); Managing Director, Guggenheim Investments (2013-present).

Former: Senior Vice President, Neuberger Berman Group LLC (2009-2013); Vice President, Morgan Stanley (2002-2009).

John L. Sullivan (1955)	Chief Financial Officer, Chief Accounting Officer and Treasurer	Since 2014

Current: Chief Financial Officer, Chief Accounting Officer and Treasurer, certain other funds in the Fund Complex (2010-present); Senior Managing Director, Guggenheim Investments (2010-present).

Former: Managing Director and Chief Compliance Officer, each of the funds in the Van Kampen Investments fund complex (2004-2010); Managing Director and Head of Fund Accounting and Administration, Morgan Stanley Investment Management (2002-2004); Chief Financial Officer and Treasurer, Van Kampen Funds (1996-2004).

40 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years
OFFICERS - concluded
Jon Szafran (1989)	Assistant Treasurer	Since 2017

Current: Director, Guggenheim Investments (2017-present); Assistant Treasurer, certain other funds in the Fund Complex (2017-present).

Former: Assistant Treasurer of Henderson Global Funds and Manager of US Fund Administration, Henderson Global Investors (North America) Inc. (“HGINA”), (2017); Senior Analyst of US Fund Administration, HGINA (2014–2017); Senior Associate of Fund Administration, Cortland Capital Market Services, LLC (2013-2014); Experienced Associate, PricewaterhouseCoopers LLP (2012-2013).

*	The business address of each officer is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each officer serves an indefinite term, until his or her successor is duly elected and qualified.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 41

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)

Who We Are

This Privacy Notice describes the data protection practices of Guggenheim Investments. Guggenheim Investments as used herein refers to the affiliated investment management businesses of Guggenheim Partners, LLC: Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC, Security Investors, LLC, Guggenheim Investment Advisors (Europe) Limited, Guggenheim Real Estate, LLC, GS Gamma Advisors, LLC, Guggenheim Partners India Management, LLC, Guggenheim Partners Europe Limited, as well as the funds in the Guggenheim Funds complex (the “Funds”) (“Guggenheim Investments,” “we,” “us,” or “our”).

Guggenheim Partners Investment Management Holdings, LLC, located at 330 Madison Avenue, New York, New York 10017 is the data controller for your information. The affiliates who are also controllers of certain of your information are: Guggenheim Investment Advisors (Europe) Limited, Guggenheim Partners Europe Limited, Guggenheim Partners, LLC, Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC and Security Investors, LLC, as well as the Funds.

Our Commitment to You

Guggenheim Investments considers your privacy our utmost concern. When you become our client or investor, you entrust us with not only your hard-earned money but also with your personal and financial information. Because we have access to your private information, we hold ourselves to the highest standards in its safekeeping and use. We strictly limit how we share your information with others, whether you are a current or former Guggenheim Investments client or investor.

The Information We Collect About You

We collect certain nonpublic personal information about you from information you provide on applications, other forms, our website, and/or from third parties including investment advisors. This information includes Social Security or other tax identification number, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, bank account information, marital status, family relationships, information that we collect on our website through the use of “cookies,” and other personal information that you or others provide to us. We may also collect such information through your inquiries by mail, e-mail or telephone. We may also collect customer due diligence information, as required by applicable law and regulation, through third party service providers.

How We Handle Your Personal Information

The legal basis for using your information as set out in this Privacy Notice is as follows: (a) use of your personal data is necessary to perform our obligations under any contract with you (such as a contract for us to provide financial services to you); or (b) where use of your personal data is not necessary for performance of a contract, use of your personal data is necessary for our

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GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)(continued)

legitimate interests or the legitimate interests of others (for example, to enforce the legal terms governing our services, operate and market our website and other services we offer, ensure safe environments for our personnel and others, make and receive payments, prevent fraud and to know the customer to whom we are providing the services). Some processing is done to comply with applicable law.

In addition to the specific uses described above, we also use your information in the following manner:

●	We use your information in connection with servicing your accounts.

●	We use information to respond to your requests or questions. For example, we might use your information to respond to your customer feedback.

●	We use information to improve our products and services. We may use your information to make our website and products better. We may use your information to customize your experience with us.

●	We use information for security purposes. We may use your information to protect our company and our customers.

●

We use information to communicate with you. For example, we will communicate with you about your account or our relationship. We may contact you about your feedback. We might also contact you about this Privacy Notice. We may also enroll you in our email newsletter.

●	We use information as otherwise permitted by law, as we may notify you.

●

Aggregate/Anonymous Data. We may aggregate and/or anonymize any information collected through the website so that such information can no longer be linked to you or your device (“Aggregate/Anonymous Information”). We may use Aggregate/Anonymous Information for any purpose, including without limitation for research and marketing purposes, and may also share such data with any third parties, including advertisers, promotional partners, and sponsors.

We do not sell information about current or former clients or their accounts to third parties. Nor do we share this information, except when necessary to complete transactions at your request, to make you aware of investment products and services that we or our affiliates offer, or as permitted or required by law.

We provide information about you to companies and individuals not affiliated with Guggenheim Investments to complete certain transactions or account changes, or to perform services for us related to your account. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we must provide certain information about you to that company to complete the transaction. We provide the third party with only the information necessary to carry out its responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 43

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)(continued)

To alert you to other Guggenheim Investments products and services, we share your information within our family of affiliated companies. You may limit our sharing with affiliated companies as set out below. We may also share information with any successor to all or part of our business, or in connection with steps leading up to a merger or acquisition. For example, if part of our business was sold we may give customer information as part of that transaction. We may also share information about you with your consent.

We will release information about you if you direct us to do so, if we are compelled by law to do so, or in other circumstances as permitted by law (for example, to protect your account from fraud).

If you close your account(s) or become an inactive client or investor, we will continue to adhere to the privacy policies and practices described in this notice.

Opt-Out Provisions and Your Data Choices

The law allows you to “opt out” of certain kinds of information sharing with third parties. We do not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

When you are no longer our client or investor, we continue to share your information as described in this notice, and you may contact us at any time to limit our sharing by sending an email to CorporateDataPrivacy@GuggenheimPartners.com.

European Union Data Subjects and certain others: In addition to the choices set forth above, residents of the European Union and certain other jurisdictions have certain rights to (1) request access to or rectification or deletion of information we collect about them, (2) request a restriction on the processing of their information, (3) object to the processing of their information, or (4) request the portability of certain information. To exercise these or other rights, please contact us using the contact information below. We will consider all requests and provide our response within the time period stated by applicable law. Please note, however, that certain information may be exempt from such requests in some circumstances, which may include if we need to keep processing your information for our legitimate interests or to comply with a legal obligation. We may request you provide us with information necessary to confirm your identity before responding to your request.

Residents of France and certain other jurisdictions may also provide us with instructions regarding the manner in which we may continue to store, erase and share your information after your death, and where applicable, the person you have designated to exercise these rights after your death.

How We Protect Privacy Online

We take steps to protect your privacy when you use our web site – www.guggenheiminvestments.com – by using secure forms of online communication, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and

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GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)(concluded)

passwords. These safeguards vary based on the sensitivity of the information that we collect and store. However, we cannot and do not guarantee that these measures will prevent every unauthorized attempt to access, use, or disclose your information since despite our efforts, no Internet and/or other electronic transmissions can be completely secure. Our web site uses “http cookies”—tiny pieces of information that we ask your browser to store. We use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your e-mail address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

How We Safeguard Your Personal Information and Data Retention

We restrict access to nonpublic personal information about you to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We keep your information for no longer than necessary for the purposes for which it is processed. The length of time for which we retain information depends on the purposes for which we collected and use it and/or as required to comply with applicable laws. Information may persist in copies made for backup and business continuity purposes for additional time.

International Visitors

If you are not a resident of the United States, please be aware that your information may be transferred to, stored and processed in the United States where our servers are located and our databases are operated. The data protection and other laws of the United States and other countries might not be as comprehensive as those in your country.

In such cases, we ensure that a legal basis for such a transfer exists and that adequate protection is provided as required by applicable law, for example, by using standard contractual clauses or by transferring your data to a jurisdiction that has obtained an adequacy finding. Individuals whose data may be transferred on the basis of standard contractual clauses may contact us as described below.

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We reserve the right to modify this policy at any time and will inform you promptly of material changes. You may access our privacy policy from our web site at www.guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us by email at CorporateDataPrivacy@GuggenheimPartners.com.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 45

3.31.2022

Guggenheim Funds Semi-Annual Report

Guggenheim Capital Stewardship Fund

GuggenheimInvestments.com	CSF-SEMI-0322x0922

DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	3
ABOUT SHAREHOLDERS’ FUND EXPENSES	5
CAPITAL STEWARDSHIP FUND	7
NOTES TO FINANCIAL STATEMENTS	14
OTHER INFORMATION	18
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	19
GUGGENHEIM INVESTMENTS PRIVACY NOTICE	25

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 1

March 31, 2022

Dear Shareholder:

Guggenheim Partners Investment Management, LLC (“GPIM” or the “Investment Adviser”), is pleased to present the shareholder report for Guggenheim Capital Stewardship Fund (the “Fund”). The report covers the semi-annual period ended March 31, 2022.

Concinnity Advisors, LP, serves as the Fund’s sub-adviser (the “Sub-Adviser”).

The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC, (“Guggenheim”) a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Fund. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim and the Investment Adviser.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Guggenheim Partners Investment Management, LLC

April 30, 2022

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

This material is not intended as a recommendation or as investment advice of any kind, including in connection with rollovers, transfers, and distributions. Such material is not provided in a fiduciary capacity, may not be relied upon for or in connection with the making of investment decisions, and does not constitute a solicitation of an offer to buy or sell securities. All content has been provided for informational or educational purposes only and is not intended to be and should not be construed as legal or tax advice and/or a legal opinion. Always consult a financial, tax and/or legal professional regarding your specific situation.

COVID-19 and Other Market Risks. The outbreak of COVID-19 and the recovery response has caused and continues to cause at times reduced consumer demand and economic output, supply chain disruptions, and market closures, travel restrictions, quarantines, and disparate global vaccine distributions. As with other serious economic disruptions, governmental authorities and regulators have responded in recent years to this situation with significant fiscal and monetary policy changes. These included providing direct capital infusions into companies, introducing new monetary programs, and lowering interest rates. In some cases, these responses resulted in high inflation, low interest rates, and negative interest rates. Recently, the United States and other governments have also made investments and engaged in infrastructure modernization projects that have also increased public debt and spending. These actions, including their reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets, reduce market liquidity, continue to cause higher inflation, heighten investor uncertainty, and adversely affect the value of the Fund’s investments and the performance of the Fund. These actions also contribute to a risk that asset prices have a high degree of correlation across markets and asset classes. The duration and extent of COVID-19 over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Fund will depend on future developments, which are highly uncertain and difficult to predict.

The value of, or income generated by, the investments held by the Fund are subject to the possibility of rapid and unpredictable fluctuation, and loss. These movements may result from factors affecting individual companies, or from broader influences, including real or perceived changes in prevailing interest rates, changes in inflation rates or expectations about inflation rates (which are currently elevated relative to normal conditions), adverse investor confidence or sentiment, changing economic, political, social or financial market conditions, increased instability or general uncertainty, environmental disasters, governmental actions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, actual or threatened wars or other armed conflicts (such as the current Russia-Ukraine conflict and its risk of expansion or collateral economic and other effects) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Changing economic, political, geopolitical, social, or financial market or other conditions in one country or geographic region could adversely affect the value, yield and return of the investments held by the Fund in a different country or geographic region and economies, markets and issuers generally because of the increasingly interconnected global economies and financial markets.

There can be no assurance that any investment product will achieve its investment objective(s). There are risks associated with investing, including the entire loss of principal invested. Investing involves market risks. The investment return and principal value of any investment product will fluctuate with changes in market conditions. Please read the prospectus for more detailed information regarding these and other risks.

2 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)	March 31, 2022

In the six months ended March 31, 2022, most major U.S. equity indexes rose slightly amid market volatility resulting from Russia’s attack on Ukraine, COVID-19 shutdowns in China, and the commencement of rate hikes by the Federal Reserve (the “Fed”).

Nevertheless, the U.S. economy appears to remain on a strong footing. The Institute of Supply Management’s March Services Purchasing Managers’ Index showed a continued recovery in the services sector with business activity, employment, and new orders all rising. The March consumer price index (“CPI”) report was encouraging, with core CPI coming in lower than expected at 0.32% month over month, slightly below expectations of 0.5%.

Economic strength continues to embolden the Fed to move aggressively as it attempts to rein in inflation by raising interest rates and shrinking its balance sheet. The Fed is increasingly concerned about inflation and will act aggressively to get monetary policy to what they view is a more appropriate stance. In a recent speech, Lael Brainard, one of the Federal Open Market Committee’s (“FOMC”) traditionally more dovish members, referenced a “rapid pace” of balance sheet reduction and an “expeditious increase” in the fed funds rate, which caused market expectations for the degree of monetary tightening to ramp up.

Brainard’s shift in tone was echoed in the release of the minutes from the March FOMC meeting. The minutes were highly focused on elevated inflation and risks that inflation could stay well above target, as well mentions of an extremely tight labor market. The minutes repeated the phrase that monetary policy would move expeditiously, and contained a section that mentioned many participants would have voted for a 50-basis-point rate hike in March if it weren’t for the uncertainty resulting from the outbreak of war in Ukraine. Given this language, the 50-basis-point move at the May meeting and Fed Chair Jerome Powell’s telegraphing of further 50-basis point hikes came as no surprise. One basis point is equal to 0.01%. The Fed’s strategy at this point is to get rates back to a neutral level as fast as possible, and then see how far into restrictive territory they need to go based on how the economic and financial market data evolve.

A hawkish Fed has historically paved the way for a bullish approach to bonds. Indeed, we believe many fixed-income sectors are now pricing at compelling levels after enduring a first quarter marked by sharply rising yields, a flattening of the Treasury yield curve, and widening spreads. As the Fed races to raise rates during a period of U.S. economic strength and in the face of several global challenges, we remain diligent in our search for attractive entry points exposed by recent market volatility.

For the six-month period ended March 31, 2022, the S&P 500® Index* returned 5.92%. The MSCI Europe-Australasia-Far East (“EAFE”) Index* returned -3.38%. The return of the MSCI Emerging Markets Index* was -8.20%.

In the bond market, the Bloomberg U.S. Aggregate Bond Index* posted a -5.92% return for the six-month period, while the Bloomberg U.S. Corporate High Yield Index* returned -4.16%. The return of the ICE Bank of America (“BofA”) 3-Month U.S. Treasury Bill Index* was 0.05% for the six-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 3

ECONOMIC AND MARKET OVERVIEW (Unaudited)(concluded)	March 31, 2022

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, mortgage-backed securities or “MBS” (agency fixed-rate and hybrid adjustable-rate mortgage, or “ARM”, pass-throughs), asset-backed securities (“ABS”), and commercial mortgage-backed securities (“CMBS”) (agency and non-agency).

Bloomberg U.S. Corporate High Yield Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB +/BB + or below.

ICE BofA 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

S&P 500® is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity, and industry group representation.

4 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses, and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, other distributions, and exchange fees, and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning September 30, 2021 and ending March 31, 2022.

The following tables illustrate the Fund’s costs in two ways:

Table 1. Based on actual Fund return: This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fifth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return: This section is intended to help investors compare a fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about the Fund’s expenses, including annual expense ratios for periods up to five years (subject to the Fund’s inception date), can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(concluded)

	Expense Ratio[1]	Fund Return	Beginning Account Value September 30, 2021	Ending Account Value March 31, 2022	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
	1.01%	2.17%	$ 1,000.00	$ 1,021.70	$ 5.09

Table 2. Based on hypothetical 5% return (before expenses)
	1.01%	5.00%	$ 1,000.00	$ 1,019.90	$ 5.09

[1]	Annualized and excludes expenses of the underlying funds in which the Fund invests.
[2]

Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

[3]	Actual cumulative return at net asset value for the period September 30, 2021 to March 31, 2022.

6 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2022

CAPITAL STEWARDSHIP FUND

OBJECTIVE: Seeks long-term capital appreciation.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: September 26, 2014

Ten Largest Holdings (% of Total Net Assets)
Apple, Inc.	6.6%
Microsoft Corp.	5.9%
Amazon.com, Inc.	2.9%
Alphabet, Inc. — Class A	2.7%
JPMorgan Chase & Co.	2.7%
Johnson & Johnson	2.2%
Bristol-Myers Squibb Co.	2.2%
Chevron Corp.	2.2%
Intel Corp.	2.2%
Prudential Financial, Inc.	2.0%
Top Ten Total	31.6%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*
Periods Ended March 31, 2022

	6 Month†	1 Year	5 Year	Since Inception (09/26/14)
Capital Stewardship Fund	2.17%	6.68%	13.18%	11.09%
S&P 500 Index	5.92%	15.65%	15.99%	13.79%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	6 month returns are not annualized.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 7

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022
CAPITAL STEWARDSHIP FUND

	Shares	Value
COMMON STOCKS† - 101.8%

Technology - 28.2%
Apple, Inc.	78,564	$13,718,060
Microsoft Corp.	40,275	12,417,185
Intel Corp.	91,052	4,512,537
Texas Instruments, Inc.	22,015	4,039,312
International Business Machines Corp.	25,506	3,316,290
NetApp, Inc.	37,600	3,120,800
HP, Inc.	78,582	2,852,527
Oracle Corp.	30,195	2,498,032
Accenture plc — Class A	5,298	1,786,644
Akamai Technologies, Inc.*	14,420	1,721,604
SS&C Technologies Holdings, Inc.	20,421	1,531,984
Dropbox, Inc. — Class A*	61,334	1,426,016
KLA Corp.	3,751	1,373,091
NVIDIA Corp.	3,900	1,064,154
Skyworks Solutions, Inc.	7,091	945,089
Jack Henry & Associates, Inc.	3,324	654,994
Dell Technologies, Inc. — Class C	12,674	636,108
Seagate Technology Holdings plc	5,879	528,522
Broadridge Financial Solutions, Inc.	3,238	504,189
Advanced Micro Devices, Inc.*	3,373	368,804
Total Technology		59,015,942

Consumer, Non-cyclical - 20.9%
Johnson & Johnson	26,407	4,680,113
Bristol-Myers Squibb Co.	63,732	4,654,348
Gilead Sciences, Inc.	41,462	2,464,916
AbbVie, Inc.	15,147	2,455,480
Amgen, Inc.	8,179	1,977,846
Regeneron Pharmaceuticals, Inc.*	2,646	1,848,019
Avery Dennison Corp.	9,351	1,626,793
Quest Diagnostics, Inc.	11,865	1,623,844
Laboratory Corporation of America Holdings*	5,918	1,560,340
Kellogg Co.	21,617	1,394,080
Pfizer, Inc.	26,636	1,378,946
Becton Dickinson and Co.	4,841	1,287,706
Cigna Corp.	5,277	1,264,422
Vertex Pharmaceuticals, Inc.*	4,585	1,196,547
Colgate-Palmolive Co.	15,601	1,183,024
Procter & Gamble Co.	7,676	1,172,893
Thermo Fisher Scientific, Inc.	1,930	1,139,955
Merck & Company, Inc.	13,521	1,109,398
PepsiCo, Inc.	6,060	1,014,323
Waters Corp.*	2,726	846,123
Kroger Co.	14,729	845,003
J M Smucker Co.	5,991	811,241
PerkinElmer, Inc.	4,161	725,928
S&P Global, Inc.	1,610	660,390
Campbell Soup Co.	14,735	656,739
Kimberly-Clark Corp.	4,912	604,962
General Mills, Inc.	8,843	598,848
CVS Health Corp.	5,841	591,167
HCA Healthcare, Inc.	2,346	587,954
H&R Block, Inc.	16,683	434,425
Moody’s Corp.	1,180	398,144
Bio-Rad Laboratories, Inc. — Class A*	638	359,341
Coca-Cola Co.	4,909	304,358
Hershey Co.	1,251	271,004
Total Consumer, Non-cyclical		43,728,620

Financial - 18.2%
JPMorgan Chase & Co.	41,483	5,654,962
Prudential Financial, Inc.	35,554	4,201,416
Travelers Companies, Inc.	16,007	2,924,959
PNC Financial Services Group, Inc.	14,486	2,671,943
Allstate Corp.	17,578	2,434,729
Citigroup, Inc.	45,231	2,415,335
American Tower Corp. — Class A REIT	8,793	2,208,977
Prologis, Inc. REIT	12,535	2,024,152
Morgan Stanley	17,854	1,560,440
CBRE Group, Inc. — Class A*	16,346	1,495,986
MetLife, Inc.	17,713	1,244,870
Equinix, Inc. REIT	1,654	1,226,640
First American Financial Corp.	18,790	1,217,968
Visa, Inc. — Class A	3,970	880,427
Western Union Co.	46,883	878,587
Aflac, Inc.	11,584	745,894
Nasdaq, Inc.	3,762	670,388
Capital One Financial Corp.	4,139	543,409
Northern Trust Corp.	4,224	491,885
Mastercard, Inc. — Class A	1,291	461,378
Voya Financial, Inc.	6,870	455,824
Jones Lang LaSalle, Inc.*	1,570	375,952
Bank of Montreal	2,866	338,102
U.S. Bancorp	5,888	312,947
Royal Bank of Canada	2,519	277,770
Canadian Imperial Bank of Commerce	1,712	208,333
Toronto-Dominion Bank	2,042	162,176
Total Financial		38,085,449

Communications - 11.3%
Amazon.com, Inc.*	1,845	6,014,608
Alphabet, Inc. — Class A*	2,052	5,707,330
Motorola Solutions, Inc.	15,969	3,867,692
Verizon Communications, Inc.	49,200	2,506,248
Cisco Systems, Inc.	39,652	2,210,996
Meta Platforms, Inc. — Class A*	3,981	885,215
CDW Corp.	4,627	827,724
FactSet Research Systems, Inc.	1,370	594,785
Comcast Corp. — Class A	10,824	506,780
AT&T, Inc.	20,567	485,998
Total Communications		23,607,376

Consumer, Cyclical - 9.0%
Home Depot, Inc.	9,278	2,777,184
Costco Wholesale Corp.	3,367	1,938,887
AutoZone, Inc.*	896	1,831,944
Yum! Brands, Inc.	13,359	1,583,442
Gentex Corp.	51,290	1,496,129
Whirlpool Corp.	7,726	1,334,898
Tesla, Inc.*	1,216	1,310,362

8 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
CAPITAL STEWARDSHIP FUND

	Shares	Value
Walgreens Boots Alliance, Inc.	26,519	$1,187,256
General Motors Co.*	24,211	1,058,989
NVR, Inc.*	210	938,127
Lowe’s Companies, Inc.	3,866	781,666
PulteGroup, Inc.	13,355	559,574
Dollar General Corp.	2,384	530,750
Bath & Body Works, Inc.	8,582	410,220
AutoNation, Inc.*	4,080	406,286
Lear Corp.	2,552	363,890
Dick’s Sporting Goods, Inc.	3,275	327,565
Total Consumer, Cyclical		18,837,169

Energy - 6.2%
Chevron Corp.	28,274	4,603,855
Kinder Morgan, Inc.	192,914	3,648,004
ONEOK, Inc.	35,014	2,473,039
Phillips 66	13,765	1,189,158
Valero Energy Corp.	9,831	998,240
Total Energy		12,912,296

Industrial - 5.8%
3M Co.	26,897	4,004,426
Keysight Technologies, Inc.*	10,441	1,649,365
Dover Corp.	9,958	1,562,410
Caterpillar, Inc.	5,615	1,251,134
Owens Corning	10,406	952,149
Deere & Co.	1,809	751,567
Otis Worldwide Corp.	8,510	654,845
Expeditors International of Washington, Inc.	5,808	599,153
General Dynamics Corp.	1,540	371,417
Littelfuse, Inc.	1,246	310,765
Total Industrial		12,107,231

Utilities - 1.5%
Exelon Corp.	31,543	1,502,393
Duke Energy Corp.	9,823	1,096,836
WEC Energy Group, Inc.	5,892	588,081
Total Utilities		3,187,310

Basic Materials - 0.7%
Celanese Corp. — Class A	9,633	1,376,267

Total Common Stocks
(Cost $198,084,380)		212,857,660

EXCHANGE-TRADED FUNDS† - 0.8%
SPDR S&P 500 ETF Trust	3,956	1,786,688
Total Exchange-Traded Funds
(Cost $1,509,470)		1,786,688

MONEY MARKET FUND† - 0.4%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.12%[1]	812,689	812,689
Total Money Market Fund
(Cost $812,689)		812,689

Total Investments - 103.0%
(Cost $200,406,539)		$215,457,037
Other Assets & Liabilities, net - (3.0)%		(6,298,848)
Total Net Assets - 100.0%		$209,158,189

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
[1]	Rate indicated is the 7-day yield as of March 31, 2022.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 9

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 31, 2022
CAPITAL STEWARDSHIP FUND

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2022 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$212,857,660	$—	$—	$212,857,660
Exchange-Traded Funds	1,786,688	—	—	1,786,688
Money Market Fund	812,689	—	—	812,689
Total Assets	$215,457,037	$—	$—	$215,457,037

10 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CAPITAL STEWARDSHIP FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2022

Assets:
Investments, at value (cost $200,406,539)	$215,457,037
Cash	23,847
Prepaid expenses	8,541
Receivables:
Fund shares sold	49,568,300
Dividends	130,406
Interest	43
Total assets	265,188,174

Liabilities:
Payable for:
Fund shares redeemed	55,834,541
Management fees	160,816
Fund accounting/administration fees	13,372
Trustees’ fees*	5,534
Transfer agent/maintenance fees	2,376
Miscellaneous	13,346
Total liabilities	56,029,985
Net assets	$209,158,189

Net assets consist of:
Paid in capital	$185,951,637
Total distributable earnings (loss)	23,206,552
Net assets	$209,158,189
Capital shares outstanding	7,219,419
Net asset value per share	$28.97

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended March 31, 2022

Investment Income:
Dividends (net of foreign withholding tax of $330)	$1,915,937
Interest	78
Total investment income	1,916,015

Expenses:
Management fees	1,021,241
Transfer agent/maintenance fees	12,602
Fund accounting/administration fees	77,411
Professional fees	12,492
Trustees’ fees*	10,773
Custodian fees	5,521
Miscellaneous	7,335
Total expenses	1,147,375
Net investment income	768,640

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	11,247,541
Net realized gain	11,247,541
Net change in unrealized appreciation (depreciation) on:
Investments	(6,588,720)
Net change in unrealized appreciation (depreciation)	(6,588,720)
Net realized and unrealized gain	4,658,821
Net increase in net assets resulting from operations	$5,427,461

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 11

CAPITAL STEWARDSHIP FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021
Increase (Decrease) in Net Assets from Operations:
Net investment income	$768,640	$1,657,454
Net realized gain on investments	11,247,541	56,921,577
Net change in unrealized appreciation (depreciation) on investments	(6,588,720)	(6,631,844)
Net increase in net assets resulting from operations	5,427,461	51,947,187

Distributions to shareholders	(54,426,863)	(13,020,049)

Capital share transactions:
Proceeds from sale of shares	97,988,795	8,500,000
Distributions reinvested	54,379,479	12,936,786
Cost of shares redeemed	(120,323,505)	(41,001,933)
Net increase (decrease) from capital share transactions	32,044,769	(19,565,147)
Net increase (decrease) in net assets	(16,954,633)	19,361,991

Net assets:
Beginning of period	226,112,822	206,750,831
End of period	$209,158,189	$226,112,822

Capital share activity:
Shares sold	3,439,708	271,840
Shares issued from reinvestment of distributions	1,772,473	402,138
Shares redeemed	(4,155,613)	(1,164,212)
Net increase (decrease) in shares	1,056,568	(490,234)

12 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CAPITAL STEWARDSHIP FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Six Months Ended March 31, 2022[a]	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017
Per Share Data
Net asset value, beginning of period	$36.69	$31.08	$28.23	$31.23	$29.11	$26.55
Income (loss) from investment operations:
Net investment income (loss)[b]	.11	.25	.28	.33	.28	.34
Net gain (loss) on investments (realized and unrealized)	1.19	7.28	3.43	.05	4.34	3.51
Total from investment operations	1.30	7.53	3.71	.38	4.62	3.85
Less distributions from:
Net investment income	(.18)	(.28)	(.39)	(.32)	(.34)	(.37)
Net realized gains	(8.84)	(1.64)	(.47)	(3.06)	(2.16)	(.92)
Total distributions	(9.02)	(1.92)	(.86)	(3.38)	(2.50)	(1.29)
Net asset value, end of period	$28.97	$36.69	$31.08	$28.23	$31.23	$29.11

Total Return	2.17%	25.11%	13.31%	3.56%	16.50%	15.01%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$209,158	$226,113	$206,751	$210,053	$220,587	$216,008
Ratios to average net assets:
Net investment income (loss)	0.68%	0.70%	0.96%	1.23%	0.93%	1.23%
Total expenses[c]	1.01%	1.02%	1.04%	1.05%	1.05%	1.03%
Portfolio turnover rate	90%	154%	147%	131%	164%	156%

[a]	Unaudited figures for the period ended March 31, 2022. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Does not include expenses of the underlying funds in which the Fund invests.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 13

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

Guggenheim Funds Trust (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate fund. The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each fund separately.

The Trust offers a combination of five separate classes of shares: A-Class shares, C-Class shares, P-Class shares, R6-Class shares and Institutional Class shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share (“NAV”), with the exception of A-Class shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% contingent deferred sales charge (“CDSC”), if shares are redeemed within 12 months of purchase. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase. C-Class shares automatically convert to A-Class shares on or about the 10th day of the month following the 10-year anniversary of the purchase of the C-Class shares. This conversion will be executed without any sales charge, fee or other charge. After the conversion is completed, the shares will be subject to all features and expenses of A-Class shares. Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, endowments, foundations and corporations. Institutional Class shares require a minimum initial investment of $2 million and a minimum account balance of $1 million. R6-Class shares are offered primarily through qualified retirement and benefit plans. R6-Class shares are also offered through certain other plans and platforms sponsored by financial intermediaries. Certain institutional investors and others deemed appropriate by Guggenheim Investments (“GI”) may also be eligible to purchase R6-Class shares subject to a $2 million minimum initial investment. At March 31, 2022, the Trust consisted of nineteen funds (the “Funds”).

This report covers the Capital Stewardship Fund (the “Fund”), a diversified investment company. At March 31, 2022, Institutional Class shares have been issued by the Fund.

Guggenheim Partners Investment Management, LLC (“GPIM”), which operates under the name Guggenheim Investments, provides advisory services. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI and GFD are affiliated entities.

Concinnity Advisors, LP (the “Sub-Adviser”) serves as the subadviser to the Fund.

Significant Accounting Policies

The Fund operates as an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The NAV of the Fund is calculated by dividing the market value of the Fund’s securities and other assets, less all liabilities, by the number of outstanding shares of the Fund.

(a) Valuation of Investments

The Board of Trustees of the Fund (the “Board”) has adopted policies and procedures for the valuation of the Fund’s investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund’s securities and/or other assets.

Valuations of the Fund’s securities and other assets are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Fund’s officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System

14 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

shall generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there is no sale on the valuation date, exchange-traded U.S. equity securities will be valued on the basis of the last bid price.

Open-end investment companies are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds are valued at the last quoted sale price.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by GI, subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value”. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis.

(b) Security Transactions

Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as a reduction to cost if the securities are still held and as realized gains if no longer held in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries, if any. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Dividend income from Real Estate Investment Trusts (“REITs”) is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to realized gains. The actual amounts of income, return of capital, and realized gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

(c) Distributions

Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Dividends are reinvested in additional shares, unless shareholders request payment in cash. Distributions are recorded on the ex-dividend date and are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

(d) Expenses

Certain expenses have been allocated to the individual Funds in the Trust based on the respective net assets of each Fund included in the Trust.

(e) Earnings Credits

Under the fee arrangement with the custodian, the Fund may earn credits based on overnight custody cash balances. These credits are utilized to reduce related custodial expenses. The custodian fees disclosed in the Statement of Operations are before the reduction in expense from the related earnings credits, if any. Earnings credits for the period ended March 31, 2022, are disclosed in the Statement of Operations.

(f) Cash

The Fund may leave cash overnight in its cash account with the custodian. Periodically, the Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 0.33% at March 31, 2022.

(g) Indemnifications

Under the Fund’s organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Note 2 – Investment Advisory Agreement and Other Agreements

Under the terms of an investment advisory contract, the Fund pays GI investment advisory fees calculated at an annualized rate of 0.90% of the average daily net assets of the Fund.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 15

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

GI pays operating expenses on behalf of the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, among others, on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

Certain trustees and officers of the Trust are also officers of GI and/or GFD. The Trust does not compensate its officers or trustees who are officers, directors and/or employees of GI or GFD.

MUFG Investor Services (US), LLC (“MUIS”) acts as the Fund’s administrator, transfer agent and accounting agent. As administrator, transfer agent and accounting agent, MUIS maintains the books and records of the Fund’s securities and cash. The Bank of New York Mellon Corp. (“BNY”) acts as the Fund’s custodian. As custodian, BNY is responsible for the custody of the Fund’s assets. For providing the aforementioned administrative and accounting services, MUIS is entitled to receive a monthly fee equal to a percentage of the Fund’s average daily net assets and out of pocket expenses. For providing the aforementioned transfer agent and custodian services, MUIS and BNY are entitled to receive a monthly fee based on the number of transactions during the month and the number of accounts under management, subject to certain minimum monthly fees, and out of pocket expenses.

Note 3 – Federal Income Tax Information

The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Fund from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund’s U.S. federal income tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At March 31, 2022, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
$201,494,726	$25,186,988	$(11,224,677)	$13,962,311

Note 4 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 —	quoted prices in active markets for identical assets or liabilities.

Level 2 —	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

16 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(concluded)

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 5 – Securities Transactions

For the period ended March 31, 2022, the cost of purchases and proceeds from sales of investment securities, excluding short-term investments, were as follows:

Purchases	Sales
$203,520,000	$225,141,185

Note 6 – COVID-19 and Other Market Risks

The outbreak of COVID-19 and the recovery response has caused and continues to cause at times reduced consumer demand and economic output, supply chain disruptions, and market closures, travel restrictions, quarantines, and disparate global vaccine distributions. As with other serious economic disruptions, governmental authorities and regulators have responded in recent years to this situation with significant fiscal and monetary policy changes. These included providing direct capital infusions into companies, introducing new monetary programs, and lowering interest rates. In some cases, these responses resulted in high inflation, low interest rates, and negative interest rates. Recently, the United States and other governments have also made investments and engaged in infrastructure modernization projects that have also increased public debt and spending. These actions, including their reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets, reduce market liquidity, continue to cause higher inflation, heighten investor uncertainty, and adversely affect the value of the Fund’s investments and the performance of the Fund. These actions also contribute to a risk that asset prices have a high degree of correlation across markets and asset classes. The duration and extent of COVID-19 over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Fund will depend on future developments, which are highly uncertain and difficult to predict.

The value of, or income generated by, the investments held by the Fund are subject to the possibility of rapid and unpredictable fluctuation, and loss. These movements may result from factors affecting individual companies, or from broader influences, including real or perceived changes in prevailing interest rates, changes in inflation rates or expectations about inflation rates (which are currently elevated relative to normal conditions), adverse investor confidence or sentiment, changing economic, political, social or financial market conditions, increased instability or general uncertainty, environmental disasters, governmental actions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, actual or threatened wars or other armed conflicts (such as the current Russia-Ukraine conflict and its risk of expansion or collateral economic and other effects) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Changing economic, political, geopolitical, social, or, financial market or other conditions in one country or geographic region could adversely affect the value, yield and return of the investments held by the Fund in a different country or geographic region and economies, markets and issuers generally because of the increasingly interconnected global economies and financial markets.

Note 7 – Subsequent Events

The Fund evaluated subsequent events through the date the financial statements were available for issue and determined there were no material events that would require adjustment to or disclosure in the Fund’s financial statements.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 17

OTHER INFORMATION (Unaudited)

Delivery of Shareholder Reports

Paper copies of the Fund’s annual and semi-annual shareholder reports are not sent by mail, unless you specifically request paper copies of the reports from a fund or from your financial intermediary. Instead, the reports are made available on a website, and you are notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future shareholder reports in paper free of charge. If you hold shares of a fund directly, you can inform the Fund that you wish to receive paper copies of reports by calling 800.820.0888. If you hold shares of a fund through a financial intermediary, please contact the financial intermediary to make this election. Your election to receive reports in paper may apply to all Guggenheim Funds in which you are invested and may apply to all Guggenheim funds held with your financial intermediary.

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. The Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Fund usually classifies sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Fund’s Forms N-PORT and N-Q are available on the SEC’s website at https://www.sec.gov. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

18 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge, upon request, by visiting guggenheiminvestments.com or by calling 800.820.0888.

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES
Randall C. Barnes (1951)	Trustee and Chair of the Valuation Oversight Committee	Since 2014 (Trustee) Since 2020 (Chair of the Valuation Oversight Committee)	Current: Private Investor (2001-present). Former: Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997); President, Pizza Hut International (1991-1993); Senior Vice President, Strategic Planning and New Business Development, PepsiCo, Inc. (1987-1990).	155

Current: Advent Convertible and Income Fund (2005-present); Purpose Investments Funds (2013-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2004-March 2022); Guggenheim Enhanced Equity Income Fund (2005-2021); Guggenheim Credit Allocation Fund (2013-2021).

Angela Brock-Kyle (1959)	Trustee	Since 2019	Current: Founder and Chief Executive Officer, B.O.A.R.D.S. (2013-present). Former: Senior Leader, TIAA (1987-2012).	154

Current: Bowhead Insurance GP, LLC (2020-present); Hunt Companies, Inc. (2019-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2019-March 2022); Guggenheim Enhanced Equity Income Fund (2019-2021); Guggenheim Credit Allocation Fund (2019-2021); Infinity Property & Casualty Corp. (2014-2018).

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 19

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES - continued
Thomas F. Lydon, Jr. (1960)	Trustee and Chair of the Contracts Review Committee	Since 2019 (Trustee) Since 2020 (Chair of the Contracts Review Committee)	Current: President, Global Trends Investments (1996-present); Chief Executive Officer, ETF Flows, LLC (2019-present); Chief Executive Officer, Lydon Media (2016-present); Director, GDX Index Partners, LLC (2021-present).	154

Current: US Global Investors, Inc. (GROW) (1995-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2019-March 2022); Guggenheim Enhanced Equity Income Fund (2019-2021); Guggenheim Credit Allocation Fund (2019-2021); Harvest Volatility Edge Trust (3) (2017-2019).

Ronald A. Nyberg (1953)	Trustee and Chair of the Nominating and Governance Committee	Since 2014	Current: Of Counsel, Momkus LLP (2016-present). Former: Partner, Nyberg & Cassioppi, LLC (2000-2016); Executive Vice President, General Counsel, and Corporate Secretary, Van Kampen Investments (1982-1999).	155

Current: Advent Convertible and Income Fund (2005-present); PPM Funds (2) (2018-present); NorthShore-Edward-Elmhurst Health (2012-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2004-March 2022); Guggenheim Enhanced Equity Income Fund (2005-2021); Guggenheim Credit Allocation Fund (2013-2021); Western Asset Inflation-Linked Opportunities & Income Fund (2004-2020); Western Asset Inflation-Linked Income Fund (2003-2020).

20 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES - concluded
Sandra G. Sponem (1958)	Trustee and Chair of the Audit Committee	Since 2019 (Trustee) Since 2020 (Chair of the Audit Committee)	Current: Retired. Former: Senior Vice President and Chief Financial Officer, M.A. Mortenson-Companies, Inc. (2007-2017).	154

Current: SPDR Series Trust (81) (2018-present); SPDR Index Shares Funds (30) (2018-present); SSGA Active Trust (14) (2018-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2004-March 2022); Guggenheim Enhanced Equity Income Fund (2019-2021); Guggenheim Credit Allocation Fund (2019-2021); SSGA Master Trust (1) (2018-2020).

Ronald E. Toupin, Jr. (1958)	Trustee, Chair of the Board and Chair of the Executive Committee	Since 2014

Current: Portfolio Consultant (2010-present); Member, Governing Council, Independent Directors Council (2013-present); Governor, Board of Governors, Investment Company Institute (2018-present).

Former: Member, Executive Committee, Independent Directors Council (2016-2018); Vice President, Manager and Portfolio Manager, Nuveen Asset Management (1998-1999); Vice President, Nuveen Investment Advisory Corp. (1992-1999); Vice President and Manager, Nuveen Unit Investment Trusts (1991-1999); and Assistant Vice President and Portfolio Manager, Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (1982-1999).

				154

Former: Fiduciary/Claymore Energy Infrastructure Fund (2004-March 2022); Guggenheim Enhanced Equity Income Fund (2005-2021); Guggenheim Credit Allocation Fund (2013-2021); Western Asset Inflation-Linked Opportunities & Income Fund (2004-2020); Western Asset Inflation-Linked Income Fund (2003-2020).

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 21

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INTERESTED TRUSTEE
Amy J. Lee**** (1961)	Trustee, Vice President and Chief Legal Officer	Since 2018 (Trustee) Since 2014 (Chief Legal Officer) Since 2007 (Vice President)	Current: Interested Trustee, certain other funds in the Fund Complex (2018-present); Chief Legal Officer, certain other funds in the Fund Complex (2014-present); Vice President, certain other funds in the Fund Complex (2007-present); Senior Managing Director, Guggenheim Investments (2012-present). Former: President and Chief Executive Officer, certain other funds in the Fund Complex (2017-2019); Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).	154	Former: Fiduciary/Claymore Energy Infrastructure Fund (2004-March 2022);Guggenheim Enhanced Equity Income Fund (2018-2021); Guggenheim Credit Allocation Fund (2018-2021).

*	The business address of each Trustee is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each Trustee serves an indefinite term, until his or her successor is elected and qualified. Time served includes time served in the respective position for the Predecessor Corporation.
***

Each Trustee also serves on the Boards of Trustees of Guggenheim Funds Trust, Guggenheim Variable Funds Trust, Guggenheim Strategy Funds Trust, Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust, Guggenheim Strategic Opportunities Fund, Guggenheim Energy & Income Fund, Guggenheim Active Allocation Fund, Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust and Transparent Value Trust. Messrs. Barnes and Nyberg also serve on the Board of Trustees of Advent Convertible & Income Fund.

****	This Trustee is deemed to be an “interested person” of the Fund under the 1940 Act by reason of her position with the Fund’s Investment Manager and/or the parent of the Investment Manager.

22 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years
OFFICERS
Brian E. Binder (1972)	President and Chief Executive Officer	Since 2018

Current: President and Chief Executive Officer, certain other funds in the Fund Complex (2018-present); President, Chief Executive Officer and Chairman of the Board of Managers, Guggenheim Funds Investment Advisors, LLC (2018-present); President and Chief Executive Officer, Security Investors, LLC (2018-present); Board Member of Guggenheim Partners Fund Management (Europe) Limited (2018-present); Senior Managing Director and President of Mutual Funds Boards, Guggenheim Investments (2018-present).

Former: Managing Director and President, Deutsche Funds, and Head of US Product, Trading and Fund Administration, Deutsche Asset Management (2013-2018); Managing Director, Head of Business Management and Consulting, Invesco Ltd. (2010-2012).

James M. Howley (1972)	Assistant Treasurer	Since 2014

Current: Managing Director, Guggenheim Investments (2004-present); Assistant Treasurer, certain other funds in the Fund Complex (2006-present).

Former: Manager, Mutual Fund Administration of Van Kampen Investments, Inc. (1996-2004).

Mark E. Mathiasen (1978)	Secretary	Since 2014	Current: Secretary, certain other funds in the Fund Complex (2007-present); Managing Director, Guggenheim Investments (2007-present).
Glenn McWhinnie (1969)	Assistant Treasurer	Since 2016	Current: Vice President, Guggenheim Investments (2009-present); Assistant Treasurer, certain other funds in the Fund Complex (2016-present).
Michael P. Megaris (1984)	Assistant Secretary	Since 2014	Current: Assistant Secretary, certain other funds in the Fund Complex (2014-present); Managing Director, Guggenheim Investments (2012-present).
Elisabeth Miller (1968)	Chief Compliance Officer	Since 2012

Current: Chief Compliance Officer, certain other funds in the Fund Complex (2012-present); Senior Managing Director, Guggenheim Investments (Vice President, Guggenheim Funds Distributors, LLC (2014-present).

Former: Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investment Advisors, LLC (2012-2018); Chief Compliance Officer, Guggenheim

Distributors, LLC (2009-2014); Senior Manager, Security Investors, LLC (2004-2014); Senior Manager, Guggenheim Distributors, LLC (2004-2014).

Margaux Misantone (1978)	AML Officer	Since 2017

Current: Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investment Advisors, LLC (2018-present); AML Officer, Security Investors, LLC and certain other funds in the Fund Complex (2017-present); Managing Director, Guggenheim Investments (2015-present).

Former: Assistant Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investments Advisors, LLC (2015-2018).

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 23

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years
OFFICERS - concluded
Kimberly J. Scott (1974)	Assistant Treasurer	Since 2014

Current: Director, Guggenheim Investments (2012-present); Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer, Mutual Fund Administration for Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

Bryan Stone (1979)	Vice President	Since 2014

Current: Vice President, certain other funds in the Fund Complex (2014-present); Managing Director, Guggenheim Investments (2013-present).

Former: Senior Vice President, Neuberger Berman Group LLC (2009-2013); Vice President, Morgan Stanley (2002-2009).

John L. Sullivan (1955)	Chief Financial Officer, Chief Accounting Officer and Treasurer	Since 2014

Current: Chief Financial Officer, Chief Accounting Officer and Treasurer, certain other funds in the Fund Complex (2010-present); Senior Managing Director, Guggenheim Investments (2010-present).

Former: Managing Director and Chief Compliance Officer, each of the funds in the Van Kampen Investments fund complex (2004-2010); Managing Director and Head of Fund Accounting and Administration, Morgan Stanley Investment Management (2002-2004); Chief Financial Officer and Treasurer, Van Kampen Funds (1996-2004).

Jon Szafran (1989)	Assistant Treasurer	Since 2017

Current: Director, Guggenheim Investments (2017-present); Assistant Treasurer, certain other funds in the Fund Complex (2017-present).

Former: Assistant Treasurer of Henderson Global Funds and Manager of US Fund Administration, Henderson Global Investors (North America) Inc. (“HGINA”), (2017); Senior Analyst of US Fund Administration, HGINA (2014–2017); Senior Associate of Fund Administration, Cortland Capital Market Services, LLC (2013-2014); Experienced Associate, PricewaterhouseCoopers LLP (2012-2013).

*	The business address of each officer is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each officer serves an indefinite term, until his or her successor is duly elected and qualified.

24 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)

Who We Are

This Privacy Notice describes the data protection practices of Guggenheim Investments. Guggenheim Investments as used herein refers to the affiliated investment management businesses of Guggenheim Partners, LLC: Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC, Security Investors, LLC, Guggenheim Investment Advisors (Europe) Limited, Guggenheim Real Estate, LLC, GS Gamma Advisors, LLC, Guggenheim Partners India Management, LLC, Guggenheim Partners Europe Limited, as well as the funds in the Guggenheim Funds complex (the “Funds”) (“Guggenheim Investments,” “we,” “us,” or “our”).

Guggenheim Partners Investment Management Holdings, LLC, located at 330 Madison Avenue, New York, New York 10017 is the data controller for your information. The affiliates who are also controllers of certain of your information are: Guggenheim Investment Advisors (Europe) Limited, Guggenheim Partners Europe Limited, Guggenheim Partners, LLC, Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC and Security Investors, LLC, as well as the Funds.

Our Commitment to You

Guggenheim Investments considers your privacy our utmost concern. When you become our client or investor, you entrust us with not only your hard-earned money but also with your personal and financial information. Because we have access to your private information, we hold ourselves to the highest standards in its safekeeping and use. We strictly limit how we share your information with others, whether you are a current or former Guggenheim Investments client or investor.

The Information We Collect About You

We collect certain nonpublic personal information about you from information you provide on applications, other forms, our website, and/or from third parties including investment advisors. This information includes Social Security or other tax identification number, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, bank account information, marital status, family relationships, information that we collect on our website through the use of “cookies,” and other personal information that you or others provide to us. We may also collect such information through your inquiries by mail, e-mail or telephone. We may also collect customer due diligence information, as required by applicable law and regulation, through third party service providers.

How We Handle Your Personal Information

The legal basis for using your information as set out in this Privacy Notice is as follows: (a) use of your personal data is necessary to perform our obligations under any contract with you (such as a contract for us to provide financial services to you); or (b) where use of your personal data is not necessary for performance of a contract, use of your personal data is necessary for our legitimate interests or the legitimate interests of others (for example, to enforce the legal terms governing our services, operate and market our website and other services we offer, ensure safe environments for our personnel and others, make and receive payments, prevent fraud and to know the customer to whom we are providing the services). Some processing is done to comply with applicable law. In addition to the specific uses described above, we also use your information in the following manner:

●	We use your information in connection with servicing your accounts.

●	We use information to respond to your requests or questions. For example, we might use your information to respond to your customer feedback.

●	We use information to improve our products and services. We may use your information to make our website and products better. We may use your information to customize your experience with us.

●	We use information for security purposes. We may use your information to protect our company and our customers.

●

We use information to communicate with you. For example, we will communicate with you about your account or our relationship. We may contact you about your feedback. We might also contact you about this Privacy Notice. We may also enroll you in our email newsletter.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 25

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)(continued)

●	We use information as otherwise permitted by law, as we may notify you.

●

Aggregate/Anonymous Data. We may aggregate and/or anonymize any information collected through the website so that such information can no longer be linked to you or your device (“Aggregate/Anonymous Information”). We may use Aggregate/Anonymous Information for any purpose, including without limitation for research and marketing purposes, and may also share such data with any third parties, including advertisers, promotional partners, and sponsors.

We do not sell information about current or former clients or their accounts to third parties. Nor do we share this information, except when necessary to complete transactions at your request, to make you aware of investment products and services that we or our affiliates offer, or as permitted or required by law.

We provide information about you to companies and individuals not affiliated with Guggenheim Investments to complete certain transactions or account changes, or to perform services for us related to your account. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we must provide certain information about you to that company to complete the transaction. We provide the third party with only the information necessary to carry out its responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. To alert you to other Guggenheim Investments products and services, we share your information within our family of affiliated companies. You may limit our sharing with affiliated companies as set out below. We may also share information with any successor to all or part of our business, or in connection with steps leading up to a merger or acquisition. For example, if part of our business was sold we may give customer information as part of that transaction. We may also share information about you with your consent.

We will release information about you if you direct us to do so, if we are compelled by law to do so, or in other circumstances as permitted by law (for example, to protect your account from fraud).

If you close your account(s) or become an inactive client or investor, we will continue to adhere to the privacy policies and practices described in this notice.

Opt-Out Provisions and Your Data Choices

The law allows you to “opt out” of certain kinds of information sharing with third parties. We do not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

When you are no longer our client or investor, we continue to share your information as described in this notice, and you may contact us at any time to limit our sharing by sending an email to CorporateDataPrivacy@GuggenheimPartners.com.

European Union Data Subjects and certain others: In addition to the choices set forth above, residents of the European Union and certain other jurisdictions have certain rights to (1) request access to or rectification or deletion of information we collect about them, (2) request a restriction on the processing of their information, (3) object to the processing of their information, or (4) request the portability of certain information. To exercise these or other rights, please contact us using the contact information below. We will consider all requests and provide our response within the time period stated by applicable law. Please note, however, that certain information may be exempt from such requests in some circumstances, which may include if we need to keep processing your information for our legitimate interests or to comply with a legal obligation. We may request you provide us with information necessary to confirm your identity before responding to your request.

Residents of France and certain other jurisdictions may also provide us with instructions regarding the manner in which we may continue to store, erase and share your information after your death, and where applicable, the person you have designated to exercise these rights after your death.

How We Protect Privacy Online

We take steps to protect your privacy when you use our web site – www.guggenheiminvestments.com – by using secure forms of online communication, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These safeguards vary based on the sensitivity of the information that we collect and store. However, we cannot and do not guarantee that these measures will prevent every unauthorized attempt to access, use, or disclose your information since despite our efforts, no Internet and/or other

26 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)(concluded)

electronic transmissions can be completely secure. Our web site uses “http cookies”—tiny pieces of information that we ask your browser to store. We use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your e-mail address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

How We Safeguard Your Personal Information and Data Retention

We restrict access to nonpublic personal information about you to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We keep your information for no longer than necessary for the purposes for which it is processed. The length of time for which we retain information depends on the purposes for which we collected and use it and/or as required to comply with applicable laws. Information may persist in copies made for backup and business continuity purposes for additional time.

International Visitors

If you are not a resident of the United States, please be aware that your information may be transferred to, stored and processed in the United States where our servers are located and our databases are operated. The data protection and other laws of the United States and other countries might not be as comprehensive as those in your country.

In such cases, we ensure that a legal basis for such a transfer exists and that adequate protection is provided as required by applicable law, for example, by using standard contractual clauses or by transferring your data to a jurisdiction that has obtained an adequacy finding. Individuals whose data may be transferred on the basis of standard contractual clauses may contact us as described below.

We’ll Keep You Informed

If you have any questions or concerns about how we treat your personal data, we encourage you to consult with us first. You may also contact the relevant supervisory authority.

We reserve the right to modify this policy at any time and will inform you promptly of material changes. You may access our privacy policy from our web site at www.guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us by email at CorporateDataPrivacy@GuggenheimPartners.com.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 27

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3.31.2022

Guggenheim Funds Semi-Annual Report

Guggenheim Macro Opportunities Fund

GuggenheimInvestments.com	MO-SEMI-0322x0922

DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	4
ABOUT SHAREHOLDERS’ FUND EXPENSES	6
MACRO OPPORTUNITIES FUND	9
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	87
OTHER INFORMATION	117
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	119
GUGGENHEIM INVESTMENTS PRIVACY NOTICE	128

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 1

March 31, 2022

Dear Shareholder:

Guggenheim Partners Investment Management, LLC (“GPIM” or the “Investment Adviser”), is pleased to present the shareholder report for Guggenheim Macro Opportunities Fund (the “Fund”) for the semi-annual period ended March 31, 2022.

The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC (“Guggenheim”), a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Fund. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim and the Investment Adviser.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Guggenheim Partners Investment Management, LLC

April 30, 2022

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

This material is not intended as a recommendation or as investment advice of any kind, including in connection with rollovers, transfers, and distributions. Such material is not provided in a fiduciary capacity, may not be relied upon for or in connection with the making of investment decisions, and does not constitute a solicitation of an offer to buy or sell securities. All content has been provided for informational or educational purposes only and is not intended to be and should not be construed as legal or tax advice and/or a legal opinion. Always consult a financial, tax and/or legal professional regarding your specific situation.

COVID-19 and Other Market Risks. The outbreak of COVID-19 and the recovery response has caused and continues to cause at times reduced consumer demand and economic output, supply chain disruptions, and market closures, travel restrictions, quarantines, and disparate global vaccine distributions. As with other serious economic disruptions, governmental authorities and regulators have responded in recent years to this situation with significant fiscal and monetary policy changes. These included providing direct capital infusions into companies, introducing new monetary programs, and lowering interest rates. In some cases, these responses resulted in high inflation, low interest rates, and negative interest rates. Recently, the United States and other governments have also made investments and engaged in infrastructure modernization projects that have also increased public debt and spending. These actions, including their reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets, reduce market liquidity, continue to cause higher inflation, heighten investor uncertainty, and adversely affect the value of the Fund’s investments and the performance of the Fund. These actions also contribute to a risk that asset prices have a high

2 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

March 31, 2022

degree of correlation across markets and asset classes. The duration and extent of COVID-19 over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Fund will depend on future developments, which are highly uncertain and difficult to predict.

The value of, or income generated by, the investments held by the Fund are subject to the possibility of rapid and unpredictable fluctuation, and loss. These movements may result from factors affecting individual companies, or from broader influences, including real or perceived changes in prevailing interest rates, changes in inflation rates or expectations about inflation rates (which are currently elevated relative to normal conditions), adverse investor confidence or sentiment, changing economic, political, social or financial market conditions, increased instability or general uncertainty, environmental disasters, governmental actions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, actual or threatened wars or other armed conflicts (such as the current Russia-Ukraine conflict and its risk of expansion or collateral economic and other effects) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Changing economic, political, geopolitical, social, or financial market or other conditions in one country or geographic region could adversely affect the value, yield and return of the investments held by the Fund in a different country or geographic region and economies, markets and issuers generally because of the increasingly interconnected global economies and financial markets.

Macro Opportunities Fund may not be suitable for all investors. ● The Fund’s market value will change in response to interest rate changes and market conditions among other factors. In general, bond prices rise when interest rates fall and vice versa. ● The Fund’s exposure to high yield securities may subject the Fund to greater volatility. ● The intrinsic value of the underlying stocks in which the Fund invests may never be realized or the stock may decline in value. ● When market conditions are deemed appropriate, the Fund may use leverage to the full extent permitted by its investment policies and restrictions and applicable law. Leveraging will exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund’s portfolio. ● The use of short selling involves increased risks and costs. You risk paying more for a security than you received from its sale. Theoretically, stocks sold short have the risk of unlimited losses. ● The Fund may invest in derivative instruments, which may be more volatile and less liquid, increasing the risk of loss when compared to traditional securities. Certain of the derivative instruments are also subject to the risks of counterparty default and adverse tax treatment. ● Instruments and strategies (such as borrowing transactions and reverse repurchase agreements) may provide leveraged exposure to a particular investment, which will magnify any gains or losses on those investments. ● Investments in reverse repurchase agreements expose the Fund to the many of the same risks as investments in derivatives. ● The Fund’s investments in other investment vehicles subject the Fund to those risks and expenses affecting the investment vehicle. ● The Fund’s investments in foreign securities carry additional risks when compared to U.S. securities, due to the impact of diplomatic, political or economic developments in the country in question (investments in emerging markets securities are generally subject to an even greater level of risks). ● Investments in syndicated bank loans generally offer a floating interest rate and involve special types of risks. ● A highly liquid secondary market may not exist for the commodity-linked structured notes the Fund invests in, and there can be no assurance that a highly liquid secondary market will develop. ● The Fund’s exposure to the commodity markets may subject the Fund to greater volatility as commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting a particular industry or commodity such as droughts, floods, weather, embargos, tariffs and international economic, political and regulatory developments. ● The Fund’s investments in municipal securities can be affected by events that affect the municipal bond market. ● The Fund’s investments in real estate securities subject the Fund to the same risks as direct investments in real estate, which is particularly sensitive to economic downturns. ● The Fund’s investments in restricted securities may involve financial and liquidity risk. ● You may have a gain or loss when you sell your shares. ● It is important to note that the Fund is not guaranteed by the U.S. government. ● Please read the prospectus for more detailed information regarding these and other risks.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 3

ECONOMIC AND MARKET OVERVIEW (Unaudited)	March 31, 2022

In the six months ended March 31, 2022, the yield on the two-year Treasury rose 200 basis points to 2.28% from 0.28%, and the 10-year Treasury increased by 80 basis points to 2.32% from 1.52%. The spread between the two-year Treasury and 10-year Treasury narrowed to 4 basis points from 124 basis points as the curve flattened amid market volatility resulting from Russia’s attack on Ukraine, COVID-19 shutdowns in China, and the commencement of rate hikes by the Federal Reserve (the “Fed”). One basis point is equal to 0.01%.

Nevertheless, the U.S. economy appears to remain on a strong footing. The Institute of Supply Management’s March Services Purchasing Managers’ Index showed a continued recovery in the services sector with business activity, employment, and new orders all rising. The March consumer price index (“CPI”) report was encouraging, with core CPI coming in lower than expected at 0.32% month over month, slightly below expectations of 0.5%.

Economic strength continues to embolden the Fed to move aggressively as it attempts to rein in inflation by raising interest rates and shrinking its balance sheet. The Fed is increasingly concerned about inflation and will act aggressively to get monetary policy to what they view is a more appropriate stance. In a recent speech, Lael Brainard, one of the Federal Open Market Committee’s (“FOMC”) traditionally more dovish members, referenced a “rapid pace” of balance sheet reduction and an “expeditious increase” in the fed funds rate, which caused market expectations for the degree of monetary tightening to ramp up.

Brainard’s shift in tone was echoed in the release of the minutes from the March FOMC meeting. The minutes were highly focused on elevated inflation and risks that inflation could stay well above target, as well mentions of an extremely tight labor market. The minutes repeated the phrase that monetary policy would move expeditiously, and contained a section that mentioned many participants would have voted for a 50-basis-point rate hike in March if it weren’t for the uncertainty resulting from the outbreak of war in Ukraine. Given this language, the 50-basis-point move at the May meeting and Fed Chair Jerome Powell’s telegraphing of further 50-basis point hikes came as no surprise. The Fed’s strategy at this point is to get rates back to a neutral level as fast as possible, and then see how far into restrictive territory they need to go based on how the economic and financial market data evolve.

A hawkish Fed has historically paved the way for a bullish approach to bonds. Indeed, we believe many fixed-income sectors are now pricing at compelling levels after enduring a first quarter marked by sharply rising yields, a flattening of the Treasury yield curve, and widening spreads. As the Fed races to raise rates during a period of U.S. economic strength and in the face of several global challenges, we remain diligent in our search for attractive entry points exposed by recent market volatility.

For the six-month period ended March 31, 2022, the S&P 500® Index* returned 5.92%. The MSCI Europe-Australasia-Far East (“EAFE”) Index* returned -3.38%. The return of the MSCI Emerging Markets Index* was -8.20%.

4 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)(concluded)	March 31, 2022

In the bond market, the Bloomberg U.S. Aggregate Bond Index* posted a -5.92% return for the six-month period, while the Bloomberg U.S. Corporate High Yield Index* returned -4.16%. The return of the ICE Bank of America (“BofA”) 3-Month U.S. Treasury Bill Index* was 0.05% for the six-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, mortgage-backed securities or “MBS” (agency fixed-rate and hybrid adjustable-rate mortgage, or “ARM”, pass-throughs), asset-backed securities (“ABS”), and commercial mortgage-backed securities (“CMBS”) (agency and non-agency).

Bloomberg U.S. Corporate High Yield Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB +/BB + or below.

ICE BofA 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

S&P 500® is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity, and industry group representation.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses, and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, other distributions, and exchange fees, and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning September 30, 2021 and ending March 31, 2022.

The following tables illustrate the Fund’s costs in two ways:

Table 1. Based on actual Fund return: This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fifth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return: This section is intended to help investors compare a fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

6 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(continued)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about the Fund’s expenses, including annual expense ratios for periods up to five years (subject to the Fund’s inception date), can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 7

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(concluded)

	Expense Ratio[1]	Fund Return	Beginning Account Value September 30, 2021	Ending Account Value March 31, 2022	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
A-Class	1.34%	(2.94%)	$ 1,000.00	$ 970.60	$ 6.58
C-Class	2.09%	(3.31%)	1,000.00	966.90	10.25
P-Class	1.34%	(2.95%)	1,000.00	970.50	6.58
Institutional Class	0.93%	(2.74%)	1,000.00	972.60	4.57
R6-Class	0.93%	(2.74%)	1,000.00	972.60	4.57

Table 2. Based on hypothetical 5% return (before expenses)
A-Class	1.34%	5.00%	$ 1,000.00	$ 1,018.25	$ 6.74
C-Class	2.09%	5.00%	1,000.00	1,014.51	10.50
P-Class	1.34%	5.00%	1,000.00	1,018.25	6.74
Institutional Class	0.93%	5.00%	1,000.00	1,020.29	4.68
R6-Class	0.93%	5.00%	1,000.00	1,020.29	4.68

[1]

This ratio represents annualized net expenses, which may include short interest expense. Excluding these expenses, the operating expense ratios for the Fund would be 1.33%, 2.08%, 1.33%, 0.92% and 0.92% for the A-Class, C-Class, P-Class, Institutional Class and R6-Class, respectively. Excludes expenses of the underlying funds in which the Fund invests.

[2]

Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

[3]	Actual cumulative return at net asset value for the period September 30, 2021 to March 31, 2022.

8 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2022

MACRO OPPORTUNITIES FUND

OBJECTIVE: Seeks to provide total return, comprised of current income and capital appreciation.

Consolidated Holdings Diversification (Market Exposure as % of Net Assets)

“Consolidated Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

Inception Dates:
A-Class	November 30, 2011
C-Class	November 30, 2011
P-Class	May 1, 2015
Institutional Class	November 30, 2011
R6-Class	March 13, 2019

Ten Largest Holdings (% of Total Net Assets)
Pershing Square Tontine Holdings Ltd. — Class A	1.7%
Guggenheim Risk Managed Real Estate Fund — Institutional Class	1.1%
VanEck Gold Miners ETF	0.7%
KKR Acquisition Holdings I Corp. — Class A	0.6%
Guggenheim Ultra Short Duration Fund — Institutional Class	0.6%
Delta Air Lines, Inc., 7.00%	0.6%
Midcap Funding XLVI Trust, 3.79%	0.5%
TSGE, 6.25%	0.5%
KDAC Aviation Finance Ltd., 4.21%	0.5%
BP Capital Markets plc, 4.88%	0.5%
Top Ten Total	7.3%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 9

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(continued)	March 31, 2022

Portfolio Composition by Quality Rating[1]
Rating	% of Total Investments
Fixed Income Instruments
AAA	1.4%
AA	2.0%
A	7.2%
BBB	19.1%
BB	17.2%
B	24.8%
CCC	2.3%
CC	3.0%
C	0.1%
NR2	4.4%
Other Instruments	18.5%
Total Investments	100.0%

[1]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled “NR” have been rated by Moody’s, Standard & Poor’s (“S&P”), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (“NRSRO”). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating. Security ratings are determined at the time of purchase and may change thereafter.

[2]	NR (not rated) securities do not necessarily indicate low credit quality.

10 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	March 31, 2022

Average Annual Returns*

Periods Ended March 31, 2022

	6 Month†	1 Year	5 Year	10 Year
A-Class Shares	(2.94%)	(1.44%)	2.87%	4.23%
A-Class Shares with sales charge‡	(6.82%)	(5.36%)	2.03%	3.72%
C-Class Shares	(3.31%)	(2.17%)	2.10%	3.46%
C-Class Shares with CDSC§	(4.26%)	(3.13%)	2.10%	3.46%
Institutional Class Shares	(2.74%)	(1.03%)	3.28%	4.61%
ICE BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.05%	0.06%	1.13%	0.63%

	6 Month†	1 Year	5 Year	Since Inception (05/01/15)
P-Class Shares	(2.95%)	(1.44%)	2.87%	3.38%
ICE BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.05%	0.06%	1.13%	0.88%

	6 Month†	1 Year	Since Inception (03/13/19)
R6-Class Shares	(2.74%)	(1.04%)	3.94%
ICE BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.05%	0.06%	0.84%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The ICE BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	6 month returns are not annualized.
‡

Effective October 1, 2015, the maximum sales charge decreased from 4.75% to 4.00%. A 4.75% maximum sales charge is used in the calculation of the Average Annual Returns based on subscriptions made prior to October 1, 2015, and a 4.00% maximum sales charge will be used to calculate performance for periods based on subscriptions made on or after October 1, 2015.

§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 11

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022
MACRO OPPORTUNITIES FUND

	Shares	Value
COMMON STOCKS† - 3.4%

Financial - 3.3%
Pershing Square Tontine Holdings Ltd. — Class A*,1	6,864,930	$136,543,458
KKR Acquisition Holdings I Corp. — Class A*,1	5,062,315	49,762,557
RXR Acquisition Corp. — Class A*,1	1,087,275	10,600,931
Aequi Acquisition Corp. — Class A*,1	999,157	9,821,713
AfterNext HealthTech Acquisition Corp. — Class A*,1	895,600	8,669,408
MSD Acquisition Corp. — Class A*,1	833,026	8,180,315
Conyers Park III Acquisition Corp. — Class A*,1	832,100	8,112,975
TPG Pace Beneficial II Corp.*,1	807,638	7,931,005
Waverley Capital Acquisition Corp. 1 — Class A*,1	786,700	7,568,054
Acropolis Infrastructure Acquisition Corp. — Class A*,1	578,278	5,615,079
Blue Whale Acquisition Corp. I — Class A*,1	477,700	4,633,690
Colicity, Inc. — Class A*,1	217,843	2,126,148
TPG, Inc.*	42,622	1,284,627
Total Financial		260,849,960

Communications - 0.1%
Vacasa, Inc. — Class A*	503,817	4,166,567
Figs, Inc. — Class A*,3	55,695	1,198,556
Total Communications		5,365,123

Utilities - 0.0%
Texgen Power LLC*,†††	180,169	4,188,929

Consumer, Cyclical - 0.0%
ATD New Holdings, Inc.*,††	42,478	3,488,506

Consumer, Non-cyclical - 0.0%
Cengage Learning Holdings II, Inc.*,††	21,660	373,639
Targus Group International Equity, Inc.*,†††,2	12,773	33,450
Save-A-Lot*,††	22,703	22,703
Total Consumer, Non-cyclical		429,792

Energy - 0.0%
Permian Production Partners LLC†††	573,522	415,230

Technology - 0.0%
Qlik Technologies, Inc. - Class A*,†††	177	256,512
Qlik Technologies, Inc. - Class B*,†††	43,738	4
Total Technology		256,516

Industrial - 0.0%
BP Holdco LLC*,†††,2	37,539	26,465
Vector Phoenix Holdings, LP*,†††	37,539	10,323
API Heat Transfer Parent LLC*,†††	1,763,707	176
Total Industrial		36,964

Total Common Stocks
(Cost $266,759,223)		275,031,020

PREFERRED STOCKS†† - 5.9%
Financial - 5.5%
Bank of America Corp.
4.13%	1,078,000	22,972,180
4.38%	736,000	15,934,400
4.38%	13,850,000	13,016,230

12 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
MACRO OPPORTUNITIES FUND

	Shares	Value
First Republic Bank
4.25%	1,168,000	$24,247,680
4.50%	725,600	16,021,248
4.13%	369,600	7,621,152
Wells Fargo & Co.
3.90% due 12/31/70	25,750,000	24,682,662
4.70%	982,000	21,653,100
Citigroup, Inc.
3.88% due 12/31/70	30,600,000	28,840,500
4.00% due 12/31/70	13,100,000	12,576,000
Equitable Holdings, Inc.
4.95% due 12/31/70	24,550,000	24,120,375
4.30%	616,000	12,246,080
Markel Corp.
6.00% due 12/31/70	32,370,000	33,502,950
Public Storage
4.63%	855,064	19,905,890
4.13%	265,621	5,779,913
Bank of New York Mellon Corp.
3.75% due 12/31/70	20,550,000	18,996,420
4.70% due 12/31/70	4,500,000	4,608,000
W R Berkley Corp.
4.13% due 03/30/61	878,365	19,499,703
4.25% due 09/30/60	115,042	2,445,793
Kuvare US Holdings, Inc.
7.00% due 02/17/51[5]	19,150,000	19,916,000
Goldman Sachs Group, Inc.
4.13% due 12/31/70	20,500,000	19,223,875
Charles Schwab Corp.
4.00% due 12/31/70	18,700,000	16,794,844
Prudential Financial, Inc.
4.13% due 09/01/60	686,550	15,776,919
MetLife, Inc.
3.85% due 12/31/70	12,200,000	12,031,640
CNO Financial Group, Inc.
5.13% due 11/25/60	324,000	7,192,800
American Financial Group, Inc.
4.50% due 09/15/60	270,159	6,148,819
Assurant, Inc.
5.25% due 01/15/61	258,000	5,990,760
Selective Insurance Group, Inc.
4.60%	246,000	5,153,700
PartnerRe Ltd.
4.88%	208,352	4,719,173
Total Financial		441,618,806
Government - 0.4%
CoBank ACB
4.25% due 12/31/70	20,000,000	18,800,000
Farmer Mac
5.75%	378,000	9,506,700
Total Government		28,306,700

Industrial - 0.0%
API Heat Transfer Intermediate*,†††	218	—

Total Preferred Stocks
(Cost $509,786,250)		469,925,506

WARRANTS† - 0.0%
KKR Acquisition Holdings I Corp. — Class A
Expiring 12/31/27*,1	1,265,578	835,282
Pershing Square Tontine Holdings Ltd. — Class A
Expiring 07/24/25*,1	762,770	717,004
Conyers Park III Acquisition Corp. — Class A
Expiring 08/12/28*	277,366	141,734
MSD Acquisition Corp. — Class A
Expiring 05/13/23*,1	166,604	129,951
AfterNext HealthTech Acquisition Corp. — Class A
Expiring 07/09/23*,1	298,533	125,384
Ginkgo Bioworks Holdings, Inc.
Expiring 12/31/27*	128,004	112,682
Waverley Capital Acquisition Corp. 1 — Class A
Expiring 04/30/27*,1	262,232	99,648
RXR Acquisition Corp. — Class A
Expiring 03/08/26*,1	217,453	97,854

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 13

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
MACRO OPPORTUNITIES FUND

	Shares	Value
Acropolis Infrastructure Acquisition Corp. — Class A
Expiring 03/31/26*,1	192,759	$91,618
Aequi Acquisition Corp. — Class A
Expiring 11/30/27*,1	333,052	65,778
Blue Whale Acquisition Corp. I — Class A
Expiring 07/30/26*,1	119,424	59,831
Colicity, Inc. — Class A
Expiring 12/31/27*,1	43,567	16,991
Total Warrants
(Cost $9,302,493)		2,493,757

EXCHANGE-TRADED FUNDS† - 0.8%
VanEck Gold Miners ETF	1,430,590	54,863,126
iShares Preferred & Income Securities ETF	270,626	9,856,199
Total Exchange-Traded Funds
(Cost $64,296,005)		64,719,325

MUTUAL FUNDS† - 2.5%
Guggenheim Risk Managed Real Estate Fund — Institutional Class[2]	2,227,768	87,172,557
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	4,724,615	46,253,983
Guggenheim Alpha Opportunity Fund — Institutional Class[2]	1,010,531	26,920,537
Guggenheim Strategy Fund II2	741,715	18,209,106
Guggenheim Strategy Fund III[2]	719,421	17,726,527
Total Mutual Funds
(Cost $182,501,742)		196,282,710

CLOSED-END FUNDS† - 1.0%
BlackRock Corporate High Yield Fund, Inc.	2,578,149	27,766,665
Blackstone Strategic Credit Fund	1,213,610	15,837,610
BlackRock Credit Allocation Income Trust	1,110,039	13,942,090
Eaton Vance Limited Duration Income Fund	791,358	9,258,889
Ares Dynamic Credit Allocation Fund, Inc.	479,990	6,931,055
BlackRock Debt Strategies Fund, Inc.	482,834	5,031,131
Western Asset High Income Opportunity Fund, Inc.	870,583	3,891,506
Total Closed-End Funds
(Cost $70,160,483)		82,658,946

MONEY MARKET FUNDS† - 4.7%
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 0.15%[6]	370,960,262	370,960,262
Western Asset Institutional U.S. Treasury Reserves — Institutional Shares, 0.13%[6]	3,593,271	3,593,271
Federated Hermes U.S. Treasury Cash Reserves Fund — Institutional Shares, 0.10%[6]	22,924	22,924
Total Money Market Funds
(Cost $374,576,457)		374,576,457

14 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
MACRO OPPORTUNITIES FUND

	Face Amount~		Value
CORPORATE BONDS†† - 31.3%
Financial - 7.8%
Pershing Square Holdings Ltd.
3.25% due 10/01/31		33,500,000	$30,217,000
3.25% due 11/15/30[5]		15,100,000	13,855,458
NFP Corp.
6.88% due 08/15/28[5]		28,700,000	27,408,500
4.88% due 08/15/28[5]		3,950,000	3,772,250
Wilton RE Ltd.
6.00%†††,4,5,7		31,350,000	30,183,780
Liberty Mutual Group, Inc.
4.30% due 02/01/61[5]		36,940,000	29,359,912
GLP Capital Limited Partnership / GLP Financing II, Inc.
4.00% due 01/15/31		22,640,000	21,958,083
5.30% due 01/15/29		6,950,000	7,301,462
LPL Holdings, Inc.
4.00% due 03/15/29[5]		24,100,000	22,870,384
4.38% due 05/15/31[5]		6,350,000	6,140,101
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
3.88% due 03/01/31[5]		21,650,000	19,593,250
2.88% due 10/15/26[5]		8,750,000	8,033,769
Home Point Capital, Inc.
5.00% due 02/01/26[5]		33,010,000	27,045,423
Iron Mountain, Inc.
5.63% due 07/15/32[5]		25,025,000	24,656,632
4.50% due 02/15/31[5]		925,000	854,247
Host Hotels & Resorts, LP
3.50% due 09/15/30		24,000,000	22,883,046
United Wholesale Mortgage LLC
5.50% due 11/15/25[5]		12,600,000	12,222,000
5.50% due 04/15/29[5]		7,150,000	6,370,793
5.75% due 06/15/27[5]		4,550,000	4,222,195
Jefferies Finance LLC / JFIN Company-Issuer Corp.
5.00% due 08/15/28[5]		23,000,000	22,022,040
Global Atlantic Finance Co.
4.70% due 10/15/51[4,5]		22,350,000	21,064,875
Nationwide Mutual Insurance Co.
4.35% due 04/30/50[5]		21,150,000	21,042,393
Starwood Property Trust, Inc.
4.38% due 01/15/27[5]		21,000,000	20,370,000
FS KKR Capital Corp.
3.25% due 07/15/27		21,000,000	19,384,615
Hampton Roads PPV LLC
6.62% due 06/15/53[5]		16,900,000	16,968,548
Sherwood Financing plc
4.50% due 11/15/26[5]	EUR	15,600,000	16,462,531
Kennedy-Wilson, Inc.
5.00% due 03/01/31		16,825,000	16,152,000
4.75% due 02/01/30		250,000	237,728
4.75% due 03/01/29		25,000	24,103
Hunt Companies, Inc.
5.25% due 04/15/29[5]		13,700,000	13,051,305
Wilton Re Finance LLC
5.88% due 03/30/33[4,5]		11,815,000	11,921,477
First American Financial Corp.
4.00% due 05/15/30		11,760,000	11,778,111
OneAmerica Financial Partners, Inc.
4.25% due 10/15/50[5]		11,550,000	11,118,600
OneMain Finance Corp.
4.00% due 09/15/30		11,750,000	10,369,375
Atlas Mara Ltd.
due 12/31/21†††,8,9		14,400,000	10,296,000
Alliant Holdings Intermediate LLC / Alliant Holdings Company-Issuer
4.25% due 10/15/27[5]		10,000,000	9,618,700
SLM Corp.
3.13% due 11/02/26		10,000,000	9,275,000

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 15

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
MACRO OPPORTUNITIES FUND

	Face Amount~	Value
Jane Street Group / JSG Finance, Inc.
4.50% due 11/15/29[5]	9,650,000	$9,144,436
HUB International Ltd.
5.63% due 12/01/29[5]	8,500,000	8,117,500
7.00% due 05/01/26[5]	750,000	758,666
QBE Insurance Group Ltd.
5.88% [4,5,7]	7,550,000	7,729,313
PartnerRe Finance B LLC
4.50% due 10/01/50[4]	6,460,000	6,233,900
AmWINS Group, Inc.
4.88% due 06/30/29[5]	6,025,000	5,784,120
Ryan Specialty Group LLC
4.38% due 02/01/30[5]	5,750,000	5,433,750
American Equity Investment Life Holding Co.
5.00% due 06/15/27	4,813,000	5,021,516
Cushman & Wakefield US Borrower LLC
6.75% due 05/15/28[5]	3,053,000	3,190,385
Iron Mountain Information Management Services, Inc.
5.00% due 07/15/32[5]	3,350,000	3,140,625
SBA Communications Corp.
3.13% due 02/01/29	3,100,000	2,819,822
Prudential Financial, Inc.
5.13% due 03/01/52[4]	2,750,000	2,779,975
Platinum for Belize Blue Investment Company LLC
1.60% due 10/20/40†††,5,10	1,900,000	1,819,930
Total Financial		622,079,624

Communications - 4.6%
British Telecommunications plc
4.88% due 11/23/81[4,5]	28,200,000	26,790,000
4.25% due 11/23/81[4,5]	5,250,000	5,011,492
McGraw-Hill Education, Inc.
8.00% due 08/01/29[5]	26,800,000	25,328,680
5.75% due 08/01/28[5]	4,550,000	4,339,654
Level 3 Financing, Inc.
4.25% due 07/01/28[5]	22,035,000	20,228,295
3.75% due 07/15/29[5]	7,600,000	6,735,348
3.88% due 11/15/29[5]	2,600,000	2,392,000
CSC Holdings LLC
4.13% due 12/01/30[5]	21,250,000	18,633,381
3.38% due 02/15/31[5]	2,975,000	2,506,437
4.63% due 12/01/30[5]	2,715,000	2,270,527
Altice France S.A.
5.13% due 07/15/29[5]	13,250,000	11,875,312
5.50% due 10/15/29[5]	11,760,000	10,552,013
CBS Studio Center
3.06% (30 Day Average SOFR + 3.00%, Rate Floor: 3.00%) due 01/09/24◊,†††	22,000,000	22,043,248
LCPR Senior Secured Financing DAC
5.13% due 07/15/29[5]	16,250,000	15,513,794
6.75% due 10/15/27[5]	5,400,000	5,547,420
Virgin Media Finance plc
5.00% due 07/15/30[5]	21,400,000	20,212,193
UPC Broadband Finco BV
4.88% due 07/15/31[5]	20,200,000	18,965,174
VZ Secured Financing BV
5.00% due 01/15/32[5]	16,950,000	15,848,250

16 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
MACRO OPPORTUNITIES FUND

	Face Amount~	Value
CCO Holdings LLC / CCO Holdings Capital Corp.
4.50% due 06/01/33[5]	14,265,000	$12,802,837
4.25% due 02/01/31[5]	3,310,000	3,003,825
Vodafone Group plc
5.13% due 06/04/81[4]	16,875,000	14,879,531
Switch Ltd.
3.75% due 09/15/28[5]	12,100,000	11,733,915
Cable One, Inc.
4.00% due 11/15/30[5]	12,575,000	11,596,917
Paramount Global
4.95% due 05/19/50[11]	10,340,000	10,806,840
AMC Networks, Inc.
4.25% due 02/15/29	10,200,000	9,518,589
Radiate Holdco LLC / Radiate Finance, Inc.
4.50% due 09/15/26[5]	9,300,000	8,974,500
Sirius XM Radio, Inc.
4.13% due 07/01/30[5]	8,900,000	8,331,913
Match Group Holdings II LLC
4.63% due 06/01/28[5]	7,700,000	7,459,375
Virgin Media Secured Finance plc
4.50% due 08/15/30[5]	7,950,000	7,413,375
Telenet Finance Luxembourg Notes SARL
5.50% due 03/01/28	7,000,000	6,755,000
Cengage Learning, Inc.
9.50% due 06/15/24[5]	5,039,000	5,026,403
Ziggo BV
4.88% due 01/15/30[5]	5,275,000	4,967,626
Virgin Media Vendor Financing Notes IV DAC
5.00% due 07/15/28[5]	3,650,000	3,504,000
Lamar Media Corp.
4.00% due 02/15/30	2,400,000	2,283,000
TripAdvisor, Inc.
7.00% due 07/15/25[5]	1,800,000	1,859,310
T-Mobile USA, Inc.
2.88% due 02/15/31	1,750,000	1,576,628
Zayo Group Holdings, Inc.
4.00% due 03/01/27[5]	700,000	644,161
Total Communications		367,930,963

Consumer, Cyclical - 4.2%
Delta Air Lines, Inc.
7.00% due 05/01/25[5]	41,320,000	44,258,474
Marriott International, Inc.
2.85% due 04/15/31	14,730,000	13,443,967
4.63% due 06/15/30	10,900,000	11,289,029
5.75% due 05/01/25	8,440,000	8,961,044
3.50% due 10/15/32	8,150,000	7,757,731
Delta Air Lines, Inc. / SkyMiles IP Ltd.
4.75% due 10/20/28[5]	24,150,000	24,334,907
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.50% due 06/20/27[5]	19,700,000	20,537,250
1011778 BC ULC / New Red Finance, Inc.
4.00% due 10/15/30[5]	22,200,000	20,025,177
3.50% due 02/15/29[5]	500,000	461,725
Hilton Domestic Operating Company, Inc.
4.00% due 05/01/31[5]	15,900,000	15,005,625
3.63% due 02/15/32[5]	4,150,000	3,766,125
5.75% due 05/01/28[5]	525,000	543,165
Fertitta Entertainment LLC / Fertitta Entertainment Finance Company, Inc.
4.63% due 01/15/29[5]	15,975,000	15,136,312
Hyatt Hotels Corp.
5.38% due 04/23/25	7,350,000	7,715,341
5.75% due 04/23/30	6,530,000	7,215,243
JB Poindexter & Company, Inc.
7.13% due 04/15/26[5]	11,725,000	11,915,531

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 17

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
MACRO OPPORTUNITIES FUND

	Face Amount~		Value
Suburban Propane Partners Limited Partnership/Suburban Energy Finance Corp.
5.00% due 06/01/31[5]		11,350,000	$10,640,625
5.88% due 03/01/27		660,000	669,075
Boyne USA, Inc.
4.75% due 05/15/29[5]		11,310,000	10,857,600
Scotts Miracle-Gro Co.
4.00% due 04/01/31		9,900,000	8,632,651
British Airways Class A Pass Through Trust
4.25% due 11/15/32[5]		8,244,198	8,235,817
Wabash National Corp.
4.50% due 10/15/28[5]		9,100,000	8,190,000
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd.
5.75% due 01/20/26[5]		6,495,000	6,498,702
Papa John’s International, Inc.
3.88% due 09/15/29[5]		7,025,000	6,448,388
Penn National Gaming, Inc.
4.13% due 07/01/29[5]		6,975,000	6,244,020
Six Flags Theme Parks, Inc.
7.00% due 07/01/25[5]		5,475,000	5,714,531
American Airlines Class AA Pass Through Trust
3.58% due 01/15/28		2,404,073	2,284,145
3.35% due 10/15/29		1,296,915	1,242,905
3.65% due 02/15/29		1,122,615	1,087,309
3.15% due 02/15/32		1,069,887	1,004,993
Aramark Services, Inc.
6.38% due 05/01/25[5]		5,100,000	5,235,303
Superior Plus Limited Partnership / Superior General Partner, Inc.
4.50% due 03/15/29[5]		4,800,000	4,510,224
Murphy Oil USA, Inc.
3.75% due 02/15/31[5]		4,825,000	4,402,813
Beacon Roofing Supply, Inc.
4.13% due 05/15/29[5]		4,589,000	4,239,364
Asbury Automotive Group, Inc.
4.63% due 11/15/29[5]		4,472,000	4,164,550
WMG Acquisition Corp.
3.75% due 12/01/29[5]		3,200,000	3,008,000
3.00% due 02/15/31[5]		1,275,000	1,141,125
Scientific Games Holdings Limited Partnership/Scientific Games US FinCo, Inc.
6.63% due 03/01/30[5]		3,500,000	3,450,230
Air Canada Class A Pass Through Trust
5.25% due 04/01/29[5]		3,265,498	3,370,109
Station Casinos LLC
4.63% due 12/01/31[5]		3,450,000	3,155,715
PetSmart, Inc. / PetSmart Finance Corp.
4.75% due 02/15/28[5]		2,800,000	2,705,934
Air Canada
4.63% due 08/15/29[5]	CAD	3,550,000	2,666,455
Allison Transmission, Inc.
3.75% due 01/30/31[5]		2,925,000	2,653,414
United Airlines, Inc.
4.63% due 04/15/29[5]		1,700,000	1,616,615
Vail Resorts, Inc.
6.25% due 05/15/25[5]		1,525,000	1,575,142
United Airlines Class AA Pass Through Trust
4.15% due 08/25/31		1,035,232	1,044,805
CD&R Smokey Buyer, Inc.
6.75% due 07/15/25[5]		950,000	976,125
Wyndham Hotels & Resorts, Inc.
4.38% due 08/15/28[5]		700,000	673,750

18 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
MACRO OPPORTUNITIES FUND

	Face Amount~		Value
Tempur Sealy International, Inc.
3.88% due 10/15/31[5]		375,000	$321,563
Total Consumer, Cyclical			341,028,643

Industrial - 4.1%
Boeing Co.
5.15% due 05/01/30		32,030,000	34,158,644
5.81% due 05/01/50		16,010,000	18,487,340
5.71% due 05/01/40		16,010,000	17,890,383
New Enterprise Stone & Lime Company, Inc.
5.25% due 07/15/28[5]		11,300,000	10,863,594
9.75% due 07/15/28[5]		10,350,000	10,440,563
Standard Industries, Inc.
4.38% due 07/15/30[5]		11,025,000	10,098,404
3.38% due 01/15/31[5]		6,552,000	5,733,000
5.00% due 02/15/27[5]		3,290,000	3,261,311
IP Lending I LLC
4.00% due 09/08/25†††,5		15,347,531	15,071,710
Great Lakes Dredge & Dock Corp.
5.25% due 06/01/29[5]		15,585,000	14,883,675
Artera Services LLC
9.03% due 12/04/25[5]		14,385,000	14,374,427
TopBuild Corp.
4.13% due 02/15/32[5]		8,850,000	8,020,313
3.63% due 03/15/29[5]		5,550,000	5,043,562
Intertape Polymer Group, Inc.
4.38% due 06/15/29[5]		11,050,000	11,381,500
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
4.13% due 08/15/26[5]		11,680,000	11,252,804
Pactiv Evergreen Group Issuer Incorporated/Pactiv Evergreen Group Issuer LLC/Reynolds Gro
4.00% due 10/15/27[5]		11,150,000	10,358,350
Flowserve Corp.
3.50% due 10/01/30		10,270,000	9,726,266
Dyal Capital Partners IV
3.65% due 02/22/41†††		10,950,000	9,653,456
Boxer Parent Company, Inc.
6.50% due 10/02/25	EUR	8,500,000	9,483,374
Cleaver-Brooks, Inc.
7.88% due 03/01/23[5]		9,852,000	9,386,985
GrafTech Finance, Inc.
4.63% due 12/15/28[5]		10,000,000	9,299,200
Deuce FinCo plc
5.50% due 06/15/27	GBP	7,350,000	9,221,197
Arcosa, Inc.
4.38% due 04/15/29[5]		9,400,000	8,918,250
Mauser Packaging Solutions Holding Co.
8.50% due 04/15/24[5]		6,550,000	6,664,625
5.50% due 04/15/24[5]		800,000	796,822
IP Lending II Ltd.
3.65% due 07/15/25†††,5		7,450,000	7,305,294
Atkore, Inc.
4.25% due 06/01/31[5]		7,625,000	7,091,250
BWX Technologies, Inc.
4.13% due 06/30/28[5]		6,700,000	6,449,286
PGT Innovations, Inc.
4.38% due 10/01/29[5]		6,100,000	5,688,250
Harsco Corp.
5.75% due 07/31/27[5]		3,900,000	3,775,980
Adevinta ASA
3.00% due 11/15/27	EUR	3,433,000	3,672,858
Howmet Aerospace, Inc.
5.95% due 02/01/37		2,925,000	3,117,728
6.88% due 05/01/25		53,000	57,553
TK Elevator US Newco, Inc.
5.25% due 07/15/27[5]		3,000,000	2,967,090
Hillenbrand, Inc.
5.75% due 06/15/25		2,525,000	2,588,125

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 19

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
MACRO OPPORTUNITIES FUND

	Face Amount~		Value
Crown Americas LLC / Crown Americas Capital Corporation VI
4.75% due 02/01/26		1,923,000	$1,943,538
EnerSys
5.00% due 04/30/23[5]		1,900,000	1,910,364
EnPro Industries, Inc.
5.75% due 10/15/26		1,423,000	1,456,547
Trinity Industries, Inc.
4.55% due 10/01/24		1,260,000	1,281,483
Princess Juliana International Airport Operating Company N.V.
5.50% due 12/20/27[9]		1,036,187	920,486
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc
4.00% due 09/01/29[5]		950,000	856,092
Waste Pro USA, Inc.
5.50% due 02/15/26[5]		600,000	567,048
Graphic Packaging International LLC
3.50% due 03/01/29[5]		390,000	358,800
TransDigm, Inc.
8.00% due 12/15/25[5]		225,000	235,300
JELD-WEN, Inc.
6.25% due 05/15/25[5]		100,000	103,037
Total Industrial			326,815,864

Consumer, Non-cyclical - 3.9%
Mozart Debt Merger Sub, Inc.
3.88% due 04/01/29[5]		38,500,000	35,612,500
5.25% due 10/01/29[5]		7,200,000	6,693,624
US Foods, Inc.
6.25% due 04/15/25[5]		11,950,000	12,248,750
4.75% due 02/15/29[5]		6,550,000	6,247,063
4.63% due 06/01/30[5]		2,675,000	2,474,683
Kraft Heinz Foods Co.
4.38% due 06/01/46		6,320,000	6,241,885
5.20% due 07/15/45		5,725,000	6,197,312
5.50% due 06/01/50		2,800,000	3,179,484
5.00% due 06/04/42		2,490,000	2,659,569
4.88% due 10/01/49		2,025,000	2,133,601
Bausch Health Companies, Inc.
4.88% due 06/01/28[5]		15,600,000	14,937,000
DaVita, Inc.
4.63% due 06/01/30[5]		9,649,000	9,010,236
3.75% due 02/15/31[5]		6,050,000	5,293,750
Sabre GLBL, Inc.
7.38% due 09/01/25[5]		7,350,000	7,675,090
9.25% due 04/15/25[5]		2,180,000	2,416,824
BCP V Modular Services Finance II plc
4.75% due 10/30/28[5]	EUR	9,000,000	9,530,260
Nielsen Finance LLC / Nielsen Finance Co.
4.75% due 07/15/31[5]		6,625,000	6,616,719
4.50% due 07/15/29[5]		2,550,000	2,543,625
Prime Security Services Borrower LLC / Prime Finance, Inc.
3.38% due 08/31/27[5]		7,300,000	6,678,697
5.25% due 04/15/24[5]		1,900,000	1,945,296
Sotheby’s/Bidfair Holdings, Inc.
5.88% due 06/01/29[5]		8,900,000	8,610,750
Option Care Health, Inc.
4.38% due 10/31/29[5]		8,725,000	8,179,687
IQVIA, Inc.
5.00% due 05/15/27[5]		6,650,000	6,723,449
5.00% due 10/15/26[5]		1,350,000	1,373,625
Avantor Funding, Inc.
4.63% due 07/15/28[5]		8,175,000	8,085,075
Cheplapharm Arzneimittel GmbH
5.50% due 01/15/28[5]		8,085,000	7,822,156
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.
5.00% due 12/31/26[5]		5,500,000	5,073,750
7.00% due 12/31/27[5]		2,991,000	2,527,395

20 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
MACRO OPPORTUNITIES FUND

	Face Amount~		Value
CPI CG, Inc.
8.63% due 03/15/26[5]		7,077,000	$6,887,903
HealthEquity, Inc.
4.50% due 10/01/29[5]		6,900,000	6,537,750
Post Holdings, Inc.
4.50% due 09/15/31[5]		4,100,000	3,632,559
4.63% due 04/15/30[5]		1,725,000	1,553,276
5.50% due 12/15/29[5]		1,300,000	1,250,834
TreeHouse Foods, Inc.
4.00% due 09/01/28[11]		7,575,000	6,413,942
Grifols Escrow Issuer S.A.
4.75% due 10/15/28[5]		6,750,000	6,353,438
Smithfield Foods, Inc.
3.00% due 10/15/30[5]		7,000,000	6,352,932
Service Corporation International
3.38% due 08/15/30		5,275,000	4,752,142
4.00% due 05/15/31		1,650,000	1,535,045
WW International, Inc.
4.50% due 04/15/29[5]		7,050,000	5,708,597
Spectrum Brands, Inc.
5.50% due 07/15/30[5]		5,600,000	5,376,000
Chrome Bidco
3.50% due 05/31/28[5]	EUR	4,800,000	5,074,604
Rent-A-Center, Inc.
6.38% due 02/15/29[5,11]		5,450,000	4,986,750
Central Garden & Pet Co.
4.13% due 04/30/31[5]		5,300,000	4,770,000
ADT Security Corp.
4.88% due 07/15/32[5]		5,150,000	4,738,000
CAB SELAS
3.38% due 02/01/28[5]	EUR	4,100,000	4,309,551
Carriage Services, Inc.
4.25% due 05/15/29[5]		4,575,000	4,261,246
Endo Luxembourg Finance Company I SARL / Endo US, Inc.
6.13% due 04/01/29[5]		4,400,000	4,015,000
FAGE International S.A. / FAGE USA Dairy Industry, Inc.
5.63% due 08/15/26[5]		3,722,000	3,666,170
APi Escrow Corp.
4.75% due 10/15/29[5]		3,800,000	3,529,250
JBS USA LUX S.A. / JBS USA Food Company / JBS USA Finance, Inc.
3.75% due 12/01/31[5]		3,400,000	3,155,999
Legends Hospitality Holding Company LLC / Legends Hospitality Co-Issuer, Inc.
5.00% due 02/01/26[5]		2,775,000	2,664,000
Charles River Laboratories International, Inc.
4.00% due 03/15/31[5]		2,500,000	2,346,875
Hologic, Inc.
3.25% due 02/15/29[5]		2,450,000	2,287,736
Molina Healthcare, Inc.
4.38% due 06/15/28[5]		1,770,000	1,751,627
Par Pharmaceutical, Inc.
7.50% due 04/01/27[5]		1,825,000	1,702,999
Altria Group, Inc.
4.45% due 05/06/50		1,670,000	1,515,442
Tenet Healthcare Corp.
4.63% due 06/15/28[5]		975,000	956,719
5.13% due 11/01/27[5]		550,000	552,588
Syneos Health, Inc.
3.63% due 01/15/29[5]		1,600,000	1,478,000
Performance Food Group, Inc.
6.88% due 05/01/25[5]		304,000	314,576
Total Consumer, Non-cyclical			313,163,405

Energy - 2.3%
BP Capital Markets plc
4.88%[4,7]		39,360,000	39,458,400
ITT Holdings LLC
6.50% due 08/01/29[5]		39,200,000	36,209,824

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 21

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
MACRO OPPORTUNITIES FUND

	Face Amount~		Value
Occidental Petroleum Corp.
7.95% due 06/15/39		12,735,000	$16,153,456
6.63% due 09/01/30		3,600,000	4,131,000
4.50% due 07/15/44		2,850,000	2,723,560
6.13% due 01/01/31		2,250,000	2,531,250
3.00% due 02/15/27		2,130,000	2,082,075
4.63% due 06/15/45		1,700,000	1,649,000
4.40% due 04/15/46		900,000	855,000
NuStar Logistics, LP
6.38% due 10/01/30		19,025,000	19,282,598
5.63% due 04/28/27		450,000	440,269
Midwest Connector Capital Company LLC
4.63% due 04/01/29[5]		18,763,000	18,961,065
Parkland Corp.
4.63% due 05/01/30[5]		20,000,000	18,600,000
Global Partners Limited Partnership / GLP Finance Corp.
6.88% due 01/15/29		3,950,000	3,903,686
7.00% due 08/01/27		2,200,000	2,200,000
Rattler Midstream, LP
5.63% due 07/15/25[5]		5,550,000	5,633,250
DT Midstream, Inc.
4.13% due 06/15/29[5]		5,250,000	5,033,726
DCP Midstream Operating, LP
3.25% due 02/15/32		4,750,000	4,275,000
Atlantica Sustainable Infrastructure plc
4.13% due 06/15/28[5]		1,550,000	1,493,673
Basic Energy Services, Inc.
due 10/15/23[8,9]		1,500,000	30,000
Total Energy			185,646,832

Technology - 1.7%
Minerva Merger Sub, Inc.
6.50% due 02/15/30[5]		26,650,000	25,853,831
Qorvo, Inc.
4.38% due 10/15/29		11,220,000	11,223,758
3.38% due 04/01/31[5]		9,225,000	8,388,754
NCR Corp.
5.25% due 10/01/30[5]		11,425,000	10,830,443
5.13% due 04/15/29[5]		6,350,000	6,104,509
6.13% due 09/01/29[5]		25,000	25,062
Twilio, Inc.
3.88% due 03/15/31		15,100,000	14,035,713
CDW LLC / CDW Finance Corp.
3.57% due 12/01/31		14,000,000	12,970,300
TeamSystem SpA
3.75% (3 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 02/15/28◊	EUR	11,750,000	12,824,494
Citrix Systems, Inc.
1.25% due 03/01/26		12,100,000	11,763,831
Booz Allen Hamilton, Inc.
3.88% due 09/01/28[5]		11,800,000	11,390,422
Playtika Holding Corp.
4.25% due 03/15/29[5]		8,750,000	8,071,875
MSCI, Inc.
3.88% due 02/15/31[5]		883,000	837,221
ACI Worldwide, Inc.
5.75% due 08/15/26[5]		400,000	409,000
Boxer Parent Company, Inc.
7.13% due 10/02/25[5]		375,000	388,703
Total Technology			135,117,916

Basic Materials - 1.5%
Alcoa Nederland Holding BV
5.50% due 12/15/27[5]		15,125,000	15,655,585
6.13% due 05/15/28[5]		7,450,000	7,803,875
4.13% due 03/31/29[5]		4,900,000	4,801,657
Carpenter Technology Corp.
6.38% due 07/15/28		8,315,000	8,348,676
7.63% due 03/15/30		6,100,000	6,245,851
WR Grace Holdings LLC
4.88% due 06/15/27[5]		13,750,000	13,453,687

22 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
MACRO OPPORTUNITIES FUND

	Face Amount~		Value
Kaiser Aluminum Corp.
4.50% due 06/01/31[5]		13,250,000	$11,946,068
4.63% due 03/01/28[5]		650,000	610,584
Minerals Technologies, Inc.
5.00% due 07/01/28[5]		11,230,000	10,696,575
EverArc Escrow SARL
5.00% due 10/30/29[5]		11,525,000	10,530,969
SCIL IV LLC / SCIL USA Holdings LLC
5.38% due 11/01/26[5]		9,800,000	9,016,000
Clearwater Paper Corp.
4.75% due 08/15/28[5]		5,539,000	5,144,346
HB Fuller Co.
4.25% due 10/15/28		5,250,000	4,915,050
Novelis Sheet Ingot GmbH
3.38% due 04/15/29	EUR	4,500,000	4,736,926
Compass Minerals International, Inc.
6.75% due 12/01/27[5]		2,634,000	2,667,188
ArcelorMittal S.A.
4.55% due 03/11/26		2,450,000	2,510,111
Arconic Corp.
6.00% due 05/15/25[5]		2,275,000	2,327,325
Ingevity Corp.
3.88% due 11/01/28[5]		1,000,000	903,830
Mirabela Nickel Ltd.
due 06/24/19[8,9]		1,885,418	94,271
Total Basic Materials			122,408,574

Utilities - 1.2%
Midcap Funding XLVI Trust
3.79% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 11/22/23◊,†††		43,400,000	43,442,002
Cheniere Corpus Christi Holdings LLC
3.52% due 12/31/39†††		21,800,000	19,988,267
Clearway Energy Operating LLC
3.75% due 02/15/31[5]		13,450,000	12,577,028
AES Corp.
3.95% due 07/15/30[5]		9,760,000	9,668,808
Terraform Global Operating LLC
6.13% due 03/01/26[5]		8,285,000	8,279,201
Total Utilities			93,955,306

Total Corporate Bonds
(Cost $2,635,295,203)			2,508,147,127

SENIOR FLOATING RATE INTERESTS††,◊ - 24.5%
Consumer, Cyclical - 5.8%
MB2 Dental Solutions LLC
7.00% (3 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) due 01/29/27†††		24,081,846	23,694,160
7.16% (3 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) due 01/29/27†††		7,389,304	7,270,346
Zephyr Bidco Ltd.
5.47% (1 Month GBP SONIA + 4.75%, Rate Floor: 5.23%) due 07/23/25	GBP	20,850,000	26,693,281
8.22% (1 Month GBP SONIA + 7.50%, Rate Floor: 7.98%) due 07/23/26	GBP	1,540,417	1,998,268
Packers Holdings LLC
4.00% (3 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 03/09/28		22,954,073	22,581,069
FR Refuel LLC
5.50% (1 Month USD LIBOR + 4.75%, Rate Floor: 5.50%) due 11/08/28†††		20,794,550	20,378,659

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 23

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
MACRO OPPORTUNITIES FUND

	Face Amount~		Value
Pacific Bells, LLC
5.00% (1 Month USD LIBOR + 4.50%, Rate Floor: 5.00%) due 11/10/28†††		19,645,608	$19,424,595
BGIS (BIFM CA Buyer, Inc.)
3.96% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 06/01/26†††		17,946,588	17,632,523
Mavis Tire Express Services TopCo Corp.
4.75% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 05/04/28		17,313,000	17,180,729
BCPE Empire Holdings, Inc.
4.50% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.50%) due 06/11/26		16,887,452	16,634,140
4.46% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 06/11/26		222,154	218,637
Breitling Financing SARL
4.00% (6 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 10/25/28	EUR	13,900,000	15,235,704
Truck Hero, Inc.
4.00% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 01/31/28		15,698,607	15,188,402
SP PF Buyer LLC
4.96% (1 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 12/22/25		15,347,595	14,561,031
BRE/Everbright M6 Borrower LLC
5.75% (1 Month USD LIBOR + 5.00%, Rate Floor: 5.75%) due 09/09/26		14,396,937	14,073,006
PAI Holdco, Inc.
4.25% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 10/28/27		14,051,605	13,893,525
CNT Holdings I Corp.
4.25% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 11/08/27		11,828,000	11,751,591
CD&R Firefly Bidco Ltd.
3.50% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 06/23/25	EUR	6,000,000	6,542,901
4.94% (GBP SONIA + 4.50%, Rate Floor: 4.50%) due 06/23/25	GBP	3,350,000	4,289,597
Flamingo
3.50% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 03/24/28	EUR	10,000,000	10,816,643
EnTrans International LLC
6.46% (1 Month USD LIBOR + 6.00%, Rate Floor: 6.00%) due 11/01/24		10,931,200	10,603,264

24 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
MACRO OPPORTUNITIES FUND

	Face Amount~		Value
Loire Finco Luxembourg SARL
4.50% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 04/21/27		10,692,404	$10,545,384
Verisure Holding AB
3.25% (6 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 07/20/26	EUR	7,651,053	8,273,246
3.25% (6 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 03/27/28	EUR	1,770,000	1,910,531
Rent-A-Center, Inc.
3.81% (3 Month USD LIBOR + 3.25%, Rate Floor: 3.75%) due 02/17/28		10,326,726	10,100,881
CHG Healthcare Services, Inc.
5.00% (1 Month USD LIBOR + 3.50%, Rate Floor: 5.00%) due 09/29/28		9,154,000	9,059,622
BCP V Modular Services Holdings IV Ltd.
4.50% (3 Month EURIBOR + 4.50%, Rate Floor: 4.50%) due 10/06/28	EUR	8,200,000	8,937,701
ImageFIRST Holdings LLC
5.48% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.25%) due 04/27/28		8,887,847	8,710,090
NFM & J LLC
6.75% (1 Month USD LIBOR + 5.75%, Rate Floor: 6.75%) due 11/30/27†††		8,405,227	8,318,462
United Petfood
3.00% (6 Month EURIBOR + 3.00%, Rate Floor: 3.00%) due 04/24/28	EUR	7,000,000	7,513,555
PetSmart LLC
4.50% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 02/11/28		7,462,500	7,431,381
Holding SOCOTEC
5.26% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 06/30/28		7,150,000	7,096,375
Camin Cargo Control, Inc.
7.50% (1 Month USD LIBOR + 6.50%, Rate Floor: 7.50%) due 06/04/26†††		6,865,500	6,796,845
Accuride Corp.
6.26% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 11/17/23		7,017,087	6,606,588
Cast & Crew Payroll LLC
3.96% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 02/09/26		6,575,194	6,523,513
AlixPartners, LLP
3.25% (3 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 02/04/28	EUR	5,940,000	6,455,913

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 25

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
MACRO OPPORTUNITIES FUND

	Face Amount~		Value
Fertitta Entertainment LLC
4.50% (1 Month USD Term SOFR + 4.00%, Rate Floor: 4.50%) due 01/27/29		5,550,000	$5,515,313
Scientific Games Holdings, LP
due 02/03/29		5,500,000	5,443,020
First Brands Group LLC
6.00% (3 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 03/30/27		5,012,125	4,962,004
ScribeAmerica Intermediate Holdco LLC (Healthchannels)
4.96% (1 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 04/03/25		4,741,657	4,299,118
The Facilities Group
6.75% (1 Month USD LIBOR + 5.75%, Rate Floor: 6.75%) due 11/30/27†††		4,251,199	4,207,315
Galls LLC
7.75% (3 Month USD LIBOR + 6.25%, Rate Floor: 7.75%) due 01/31/25†††		3,658,053	3,530,020
7.75% ((1 Month USD LIBOR + 6.75%) and (3 Month USD LIBOR + 6.75%), Rate Floor: 7.75%) due 01/31/24†††		444,556	426,833
Sovos Brands Intermediate, Inc.
4.50% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 06/08/28		3,998,759	3,950,214
Alexander Mann
5.72% (6 Month GBP LIBOR + 5.00%, Rate Floor: 5.00%) due 06/16/25	GBP	3,000,000	3,819,006
SHO Holding I Corp.
6.25% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 04/26/24		3,623,601	3,342,772
6.23% (3 Month USD LIBOR + 5.23%, Rate Floor: 6.23%) due 04/29/24		60,373	55,694
Apro LLC
4.50% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 11/16/26		3,267,000	3,242,498
Eagle Parent Corp.
due 03/17/29		3,000,000	2,968,740
Checkers Drive-In Restaurants, Inc.
5.25% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 04/25/24		3,287,557	2,893,050
Adevinta ASA
3.00% (3 Month EURIBOR + 3.00%, Rate Floor: 3.00%) due 06/26/28	EUR	2,600,000	2,842,076

26 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
MACRO OPPORTUNITIES FUND

	Face Amount~		Value
Blue Nile, Inc.
8.00% (3 Month USD LIBOR + 7.00%, Rate Floor: 8.00%) due 02/17/23		2,712,500	$2,648,078
WESCO
5.25% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 06/14/24†††		2,306,764	2,302,563
CCRR Parent, Inc.
4.76% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 03/06/28		1,885,750	1,873,964
TTF Holdings Intermediate LLC
5.00% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 03/31/28†††		1,720,500	1,711,898
EG Finco Ltd.
5.06% (1 Month GBP SONIA + 4.75%, Rate Floor: 4.75%) due 02/07/25	GBP	962,500	1,231,371
Total Consumer, Cyclical			466,207,705

Industrial - 5.2%
CapStone Acquisition Holdings, Inc.
5.75% (1 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 11/12/27		26,264,212	26,220,350
United Airlines, Inc.
4.50% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 04/21/28		25,245,000	24,908,484
Arcline FM Holdings LLC
5.50% (6 Month USD LIBOR + 4.75%, Rate Floor: 5.50%) due 06/23/28		21,094,000	20,786,449
Hunter Douglas, Inc.
4.00% (3 Month USD Term SOFR + 3.50%, Rate Floor: 4.00%) due 02/26/29		21,000,000	20,553,750
AI Convoy Luxembourg SARL
4.50% (6 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 01/18/27		11,440,697	11,274,807
3.50% (6 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 01/18/27	EUR	8,324,708	9,044,887
American Bath Group LLC
4.25% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 11/23/27		20,594,099	19,979,571
Mileage Plus Holdings LLC
6.25% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 06/21/27		15,250,000	15,802,812
Minerva Bidco Ltd.
due 07/30/25	GBP	11,000,000	14,185,237
TK Elevator Midco GmbH
3.63% (1 Month EURIBOR + 3.63%, Rate Floor: 3.63%) due 07/30/27	EUR	7,000,000	7,620,062

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 27

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
MACRO OPPORTUNITIES FUND

	Face Amount~		Value
4.02% (6 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 07/30/27		6,468,533	$6,399,838
TransDigm, Inc.
2.71% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 05/30/25		14,079,147	13,810,798
NA Rail Hold Co. LLC
5.01% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.25%) due 10/19/26		13,776,790	13,759,569
Fugue Finance BV
3.25% (3 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 08/30/24	EUR	12,545,690	13,690,309
DXP Enterprises, Inc.
5.75% (1 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 12/23/27		13,117,500	12,978,192
Charter Next Generation, Inc.
4.50% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 12/01/27		13,018,500	12,937,134
Merlin Buyer, Inc.
4.65% (1 Month USD Term SOFR + 4.00%, Rate Floor: 4.50%) due 12/14/28		12,000,000	11,700,000
Service Logic Acquisition, Inc.
4.75% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 10/29/27		11,377,096	11,244,325
TricorBraun Holdings, Inc.
3.75% (6 Month USD LIBOR + 3.25%, Rate Floor: 3.75%) due 03/03/28		10,872,370	10,583,926
DiversiTech Holdings
4.76% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 12/22/28		10,730,000	10,569,050
DG Investment Intermediate Holdings 2, Inc.
4.25% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 03/31/28		10,471,223	10,353,421
Dispatch Terra Acquisition LLC
5.26% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 03/27/28		10,319,200	10,087,018
Air Canada
4.25% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 08/11/28		9,800,000	9,697,884
PECF USS Intermediate Holding III Corp.
4.76% (3 Month USD LIBOR + 4.25%, Rate Floor: 4.75%) due 12/15/28		7,980,000	7,894,534
YAK MAT (YAK ACCESS LLC)
10.95% (3 Month USD LIBOR + 10.00%, Rate Floor: 10.00%) due 07/10/26		12,220,199	7,810,785

28 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
MACRO OPPORTUNITIES FUND

	Face Amount~		Value
Park River Holdings, Inc.
4.00% (3 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 12/28/27		6,754,474	$6,596,487
Filtration Group Corp.
3.50% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 03/31/25	EUR	3,567,619	3,876,731
4.00% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 10/21/28		2,493,750	2,462,578
Michael Baker International LLC
5.75% (3 Month USD LIBOR + 5.00%, Rate Floor: 5.75%) due 12/01/28		6,384,000	6,288,240
Valcour Packaging LLC
4.25% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 10/04/28		6,300,000	6,142,500
Pelican Products, Inc.
5.26% (3 Month USD LIBOR + 4.25%, Rate Floor: 4.75%) due 12/29/28		5,450,000	5,334,188
TSG Solutions Holding
due 02/01/29	EUR	4,400,000	4,791,798
BWAY Holding Co.
3.48% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 04/03/24		4,799,734	4,725,722
Patriot Container Corp. (Wastequip)
4.75% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 03/20/25		4,705,021	4,505,057
Saverglass
4.25% (3 Month EURIBOR + 4.25%, Rate Floor: 4.25%) due 02/19/29	EUR	3,700,000	4,032,865
STS Operating, Inc. (SunSource)
5.25% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 12/11/24		4,017,759	3,954,479
ILPEA Parent, Inc.
5.25% (1 Month USD LIBOR + 4.50%, Rate Floor: 5.25%) due 06/22/28		3,654,742	3,572,511
Rinchem Company LLC
5.00% (3 Month USD Term SOFR + 4.50%, Rate Floor: 5.00%) due 03/02/29†††		3,550,000	3,532,250
LTI Holdings, Inc.
5.21% (1 Month USD LIBOR + 4.75%, Rate Floor: 4.75%) due 07/24/26		1,945,125	1,920,811
3.96% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 09/08/25		1,447,500	1,412,818
Protective Industrial Products, Inc.
4.75% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 12/29/27		3,254,749	3,197,791

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 29

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
MACRO OPPORTUNITIES FUND

	Face Amount~		Value
Titan Acquisition Ltd. (Husky)
3.35% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/28/25		2,964,934	$2,896,117
Integrated Power Services Holdings, Inc.
5.76% ((1 Month USD LIBOR + 4.75%) and (Commercial Prime Lending Rate + 3.75%), Rate Floor: 5.50%) due 11/22/28†††		2,432,927	2,408,598
5.72% (1 Month USD LIBOR + 4.75%, Rate Floor: 5.50%) due 11/22/28†††		467,378	462,704
Bhi Investments LLC
5.25% ((3 Month USD LIBOR + 4.25%) and (6 Month USD LIBOR + 4.25%), Rate Floor: 5.25%) due 08/28/24		2,490,390	2,440,582
MI Windows And Doors LLC
4.00% (1 Month USD Term SOFR + 3.50%, Rate Floor: 4.00%) due 12/18/27		2,465,820	2,432,951
Pro Mach Group, Inc.
5.00% (3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 08/31/28		2,011,872	2,000,726
Waterlogic USA Holdings, Inc.
5.76% (1 Month USD LIBOR + 4.75%, Rate Floor: 5.25%) due 08/17/28		1,990,000	1,981,702
API Heat Transfer
12.00% (3 Month USD LIBOR, Rate Floor: 0.00%) (in-kind rate was 12.00%) due 01/01/24†††,12		1,213,224	363,967
12.00% (3 Month USD LIBOR, Rate Floor: 0.00%) (in-kind rate was 12.00%) due 10/02/23†††,12		222,946	167,209
Duran Group Holding GMBH
3.75% (6 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 03/29/24†††	EUR	416,090	439,710
3.75% (6 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 12/20/24†††	EUR	81,858	86,505
Transcendia Holdings, Inc.
4.50% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 05/30/24		562,006	498,252
Total Industrial			416,419,041

30 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
MACRO OPPORTUNITIES FUND

	Face Amount~		Value
Consumer, Non-cyclical - 4.8%
Women’s Care Holdings, Inc.
5.25% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.25%) due 01/17/28		31,660,750	$31,185,839
Mission Veterinary Partners
4.75% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 04/27/28		21,342,750	21,075,966
National Mentor Holdings, Inc.
4.64% ((1 Month USD LIBOR + 3.75%) and (3 Month USD LIBOR + 3.75%), Rate Floor: 4.50%) due 03/02/28		21,089,149	20,365,580
4.76% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 03/02/28		479,283	462,838
HAH Group Holding Co. LLC
6.00% (3 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 10/29/27		12,229,950	12,046,501
due 10/29/27		8,000,000	7,680,000
Quirch Foods Holdings LLC
5.50% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 10/27/27		19,658,588	19,511,148
Blue Ribbon LLC
6.75% (3 Month USD LIBOR + 6.00%, Rate Floor: 6.75%) due 05/08/28		17,160,000	16,799,640
Southern Veterinary Partners LLC
5.00% (6 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 10/05/27		15,776,572	15,638,527
PetIQ LLC
4.75% (3 Month USD LIBOR + 4.25%, Rate Floor: 4.75%) due 04/13/28†††		15,721,000	15,603,092
SCP Eye Care Services LLC
6.00% (3 Month USD LIBOR + 4.50%, Rate Floor: 6.00%) due 03/16/28		13,787,855	13,546,568
LaserAway Intermediate Holdings II LLC
6.50% (3 Month USD LIBOR + 5.75%, Rate Floor: 6.50%) due 10/14/27†††		13,400,000	13,232,500
Florida Food Products LLC
5.75% (3 Month USD LIBOR + 5.00%, Rate Floor: 5.75%) due 10/18/28		12,954,615	12,760,296
Sigma Holding BV (Flora Food)
3.50% ((1 Month EURIBOR + 3.50%) and (6 Month EURIBOR + 3.50%), Rate Floor: 3.50%) due 07/02/25	EUR	12,019,549	12,415,901

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 31

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
MACRO OPPORTUNITIES FUND

	Face Amount~		Value
Kronos Acquisition Holdings, Inc.
4.25% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 12/22/26		13,118,622	$12,189,430
Nidda Healthcare Holding GmbH
3.50% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 08/21/26	EUR	11,387,239	12,046,759
Del Monte Foods, Inc.
due 02/16/29		11,650,000	11,460,687
Hearthside Group Holdings LLC
4.14% (1 Month USD LIBOR + 3.69%, Rate Floor: 3.69%) due 05/23/25		6,706,099	6,449,389
4.46% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 05/23/25		5,014,132	4,843,351
Cambrex Corp.
4.25% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 12/04/26		10,348,321	10,251,357
EyeCare Partners LLC
4.25% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 11/15/28		8,125,000	8,025,956
4.76% (3 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 02/18/27		2,161,482	2,130,422
Sunshine Investments BV
2.75% (3 Month EURIBOR + 2.75%, Rate Floor: 2.75%) due 03/28/25	EUR	8,400,000	9,205,701
Resonetics LLC
4.75% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 04/28/28		8,706,250	8,608,305
Gibson Brands, Inc.
5.75% (1 Month USD LIBOR + 5.00%, Rate Floor: 5.75%) due 08/11/28†††		8,279,250	8,113,665
Medical Solutions Parent Holdings, Inc.
4.00% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 11/01/28		7,560,000	7,484,400
Endo Luxembourg Finance Company I SARL
5.75% (3 Month USD LIBOR + 5.00%, Rate Floor: 5.75%) due 03/27/28		7,672,500	7,169,798
CAB (Biogroup)
3.00% (6 Month EURIBOR + 3.00%, Rate Floor: 3.00%) due 02/09/28	EUR	6,500,000	6,994,854
Osmosis Holdings Australia II Pty Ltd.
4.25% (1 Week USD LIBOR + 3.75%, Rate Floor: 4.25%) due 07/31/28		6,550,000	6,482,469
Dermatology Intermediate Holdings III, Inc.
due 03/23/29		6,487,402	6,390,091

32 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
MACRO OPPORTUNITIES FUND

	Face Amount~		Value
Pearl Intermediate Parent LLC
4.25% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 02/14/25		6,417,722	$6,377,611
Mascot Bidco Oy
4.50% (3 Month EURIBOR + 4.50%, Rate Floor: 4.50%) due 03/30/26	EUR	5,075,000	5,604,402
Confluent Medical Technologies, Inc.
4.25% (3 Month USD Term SOFR + 3.75%, Rate Floor: 4.25%) due 02/16/29		5,300,000	5,194,000
Confluent Health LLC
4.50% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.50%) due 11/30/28		4,567,699	4,510,603
IVC Acquisition Ltd.
4.00% (2 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 02/13/26	EUR	3,400,000	3,726,794
Fender Musical Instruments Corp.
4.50% (1 Month USD Term SOFR + 4.00%, Rate Floor: 4.50%) due 12/01/28		3,541,680	3,506,263
Zep, Inc.
5.00% (3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 08/12/24		3,672,376	3,488,757
Sharp Midco LLC
5.01% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.50%) due 12/31/28†††		3,300,000	3,275,250
Packaging Coordinators Midco, Inc.
4.76% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 11/30/27		2,537,186	2,520,796
Mamba Purchaser, Inc.
4.25% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 10/16/28		2,000,000	1,975,000
Certara Holdco, Inc.
3.96% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 08/17/26		1,608,130	1,579,988
Recess Holdings, Inc.
4.75% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 09/30/24		1,057,387	1,034,917
Moran Foods LLC
11.75% (3 Month USD LIBOR, Rate Floor: 1.00%) (in-kind rate was 10.75%) due 10/01/24[12]		538,794	438,218
8.00% (3 Month USD LIBOR, Rate Floor: 1.00%) (in-kind rate was 7.00%) due 04/01/24[12]		407,793	402,357
8.00% (2 Month USD LIBOR + 7.00%, Rate Floor: 8.00%) due 04/01/24		54,016	53,296

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 33

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
MACRO OPPORTUNITIES FUND

	Face Amount~		Value
KDC US Holdings, Inc.
4.21% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 12/22/25		822,879	$808,479
Triton Water Holdings, Inc.
4.51% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 03/31/28		497,494	484,435
Weber-Stephen Products LLC
5.00% (3 Month USD Term SOFR + 4.25%, Rate Floor: 5.00%) due 10/30/27†††		425,000	417,562
TGP Holdings LLC
due 06/29/28		198,788	189,843
Total Consumer, Non-cyclical			385,759,601

Technology - 3.5%
Planview Parent, Inc.
5.01% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 12/17/27		23,206,250	22,887,164
Polaris Newco LLC
3.93% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 06/04/26†††		10,992,038	9,842,903
4.50% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.50%) due 06/02/28		8,692,349	8,620,637
Peraton Corp.
4.50% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 02/01/28		17,646,278	17,497,343
Project Ruby Ultimate Parent Corp.
4.00% (3 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 03/10/28		17,424,000	17,232,336
Apttus Corp.
5.00% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 05/08/28		17,213,500	17,141,720
Aston FinCo SARL
5.46% (3 Month GBP LIBOR + 4.75%, Rate Floor: 4.75%) due 10/09/26†††	GBP	12,902,663	16,652,916
Datix Bidco Ltd.
4.68% (6 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 04/28/25†††		9,112,505	9,072,605
8.21% (6 Month GBP LIBOR + 7.75%, Rate Floor: 7.75%) due 04/27/26†††	GBP	4,225,000	5,520,341
4.96% (6 Month GBP LIBOR + 4.50%, Rate Floor: 4.50%) due 04/28/25†††	GBP	1,000,000	1,307,894
7.93% (6 Month USD LIBOR + 7.75%, Rate Floor: 7.75%) due 04/27/26†††		461,709	459,229
Sitecore Holding III A/S
7.00% (3 Month EURIBOR + 7.00%, Rate Floor: 7.00%) due 03/12/26†††	EUR	8,363,120	9,144,927
7.80% (3 Month USD LIBOR + 7.00%, Rate Floor: 7.50%) due 03/12/26†††		6,767,667	6,687,675

34 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
MACRO OPPORTUNITIES FUND

	Face Amount~		Value
Atlas CC Acquisition Corp.
5.00% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 05/25/28		15,831,871	$15,747,804
Wrench Group LLC
5.01% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 04/30/26		15,421,371	15,267,157
Team.Blue Finco SARL
3.75% (3 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 03/27/28	EUR	14,000,000	15,259,489
Transact Holdings, Inc.
5.21% (1 Month USD LIBOR + 4.75%, Rate Floor: 4.75%) due 04/30/26		14,615,422	14,460,206
Valkyr Purchaser, LLC
4.75% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 11/05/27		12,375,000	12,344,063
Sportradar Capital SARL
3.50% (6 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 11/22/27	EUR	10,600,000	11,462,005
Project Boost Purchaser LLC
4.00% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 05/29/26		6,947,500	6,860,656
Ping Identity Corp.
4.25% (3 Month USD Term SOFR + 3.75%, Rate Floor: 4.25%) due 11/22/28		5,000,000	4,962,500
Imprivata, Inc.
due 12/01/27		4,750,000	4,724,255
VT TopCo, Inc.
4.50% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 08/01/25		4,202,234	4,126,090
AVS Group GmbH
3.75% (6 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 09/10/26	EUR	3,750,000	4,069,229
Sitecore USA, Inc.
7.80% (3 Month USD LIBOR + 7.00%, Rate Floor: 7.50%) due 03/12/26†††		3,836,489	3,791,143
Concorde Lux
4.00% (6 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 03/01/28	EUR	3,300,000	3,613,604
Greenway Health LLC
5.25% (3 Month USD LIBOR + 3.75%, Rate Floor: 5.25%) due 02/16/24		3,463,980	3,228,014
Taxware Holdings (Sovos Compliance LLC)
5.00% (1 Month USD LIBOR + 4.50%, Rate Floor: 5.00%) due 08/11/28		3,232,310	3,222,225

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 35

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
MACRO OPPORTUNITIES FUND

	Face Amount~		Value
Verscend Holding Corp.
4.46% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 08/27/25		2,382,000	$2,370,090
Misys Ltd.
4.50% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 06/13/24		2,385,340	2,352,279
24-7 Intouch, Inc.
5.21% (1 Month USD LIBOR + 4.75%, Rate Floor: 4.75%) due 08/25/25†††		2,232,835	2,188,178
Boxer Parent Company, Inc.
4.76% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 10/02/25		1,571,104	1,560,311
Ep Purchaser LLC
4.51% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 11/06/28		1,500,000	1,487,190
Brave Parent Holdings, Inc.
4.46% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 04/18/25		1,218,515	1,201,761
Kar Finland Bidco Oy
4.50% (6 Month EURIBOR + 4.50%, Rate Floor: 4.50%) due 11/27/23†††	EUR	1,000,000	1,084,431
Conair Holdings LLC
4.76% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 05/17/28		399,624	392,631
Total Technology			277,843,001

Financial - 2.6%
Jones Deslauriers Insurance Management, Inc.
5.00% (3 Month Canada Banker Acceptance + 4.25%, Rate Floor: 5.00%) due 03/27/28	CAD	39,890,506	30,959,738
8.24% (3 Month Canada Banker Acceptance + 7.50%, Rate Floor: 8.00%) due 03/26/29	CAD	10,612,000	8,299,846
8.38% (3 Month Canada Banker Acceptance + 7.50%, Rate Floor: 8.00%) due 03/26/29	CAD	1,062,000	830,610
Orion Advisor Solutions, Inc.
4.50% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 09/24/27		21,404,914	21,197,500
HighTower Holding LLC
4.75% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 04/21/28		18,755,750	18,568,192

36 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
MACRO OPPORTUNITIES FUND

	Face Amount~		Value
Camelia Bidco Banc Civica
5.64% (3 Month GBP LIBOR + 4.75%, Rate Floor: 4.75%) due 10/14/24	GBP	12,975,000	$16,687,646
Higginbotham Insurance Agency, Inc.
6.25% (1 Month USD LIBOR + 5.50%, Rate Floor: 6.25%) due 11/25/26†††		13,604,846	13,447,011
Duff & Phelps
4.75% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 04/09/27		12,969,000	12,887,944
Franchise Group, Inc.
5.50% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.50%) due 03/10/26		12,884,031	12,851,821
Franchise Group, Inc.
5.29% (1 Month USD Term SOFR + 4.75%, Rate Floor: 4.75%) due 11/22/23†††		11,827,887	11,768,748
Teneo Holdings LLC
6.25% (3 Month USD Term SOFR + 5.25%, Rate Floor: 6.25%) due 07/11/25		10,797,890	10,669,719
Alter Domus
4.50% (3 Month USD SOFR + 3.75%, Rate Floor: 4.50%) due 02/17/28		10,421,250	10,284,523
USI, Inc.
4.26% (3 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 12/02/26		10,144,735	10,051,708
HUB International Ltd.
3.27% (3 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 04/25/25		5,133,209	5,069,557
5.00% (3 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 04/25/25		2,617,821	2,598,790
Aretec Group, Inc.
4.71% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 10/01/25		6,297,163	6,236,836
Eisner Advisory Group
6.00% (1 Month USD LIBOR + 5.25%, Rate Floor: 6.00%) due 07/28/28		6,128,820	6,075,193
Sandy Bidco BV
due 06/12/28	EUR	4,700,000	5,181,338
Cross Financial Corp.
4.81% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 09/15/27		4,711,894	4,672,644
Nexus Buyer LLC
4.21% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 11/09/26		1,538,305	1,521,768
Cobham Ultra SeniorCo SARL
4.25% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 11/15/28		500,000	493,960
Total Financial			210,355,092

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 37

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
MACRO OPPORTUNITIES FUND

	Face Amount~	Value
Communications - 1.2%
Syndigo LLC
5.25% (6 Month USD LIBOR + 4.50%, Rate Floor: 5.25%) due 12/15/27†††	27,274,500	$26,865,383
Xplornet Communications, Inc.
4.50% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.50%) due 10/02/28	24,752,625	24,252,374
FirstDigital Communications LLC
5.00% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 12/17/26†††	10,550,000	10,472,574
Radiate Holdco LLC
4.00% (3 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 09/25/26	7,703,782	7,629,672
Titan AcquisitionCo New Zealand Ltd. (Trade Me)
5.01% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.50%) due 10/18/28	6,550,000	6,484,500
Zayo Group Holdings, Inc.
3.46% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/09/27	6,146,447	5,975,883
McGraw Hill LLC
5.55% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.25%) due 07/28/28	4,228,750	4,179,866
Recorded Books, Inc.
4.39% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 08/29/25	4,143,341	4,103,648
Trader Interactive LLC
4.50% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.50%) due 07/28/28†††	2,192,683	2,159,793
Cincinnati Bell, Inc.
3.75% (1 Month USD Term SOFR + 3.25%, Rate Floor: 3.75%) due 11/23/28	1,000,000	985,630
Flight Bidco, Inc.
7.96% (1 Month USD LIBOR + 7.50%, Rate Floor: 7.50%) due 07/23/26†††	1,000,000	950,000
SFR Group S.A.
4.51% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 08/14/26	435,375	426,850
Total Communications		94,486,173

Basic Materials - 0.9%
Meridian Adhesives Group, Inc.
4.75% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 07/24/28	13,685,700	13,463,307

38 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
MACRO OPPORTUNITIES FUND

	Face Amount~		Value
Illuminate Buyer LLC
3.96% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 06/30/27		11,990,968	$11,578,839
NIC Acquisition Corp.
4.76% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 12/29/27		10,941,490	10,613,245
CTEC III GmbH
due 01/19/29	EUR	6,800,000	7,448,020
Pregis TopCo LLC
4.50% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.50%) due 07/31/26		6,517,250	6,370,612
GrafTech Finance, Inc.
3.50% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.50%) due 02/12/25		5,082,167	5,012,288
Barentz Midco BV
4.00% (3 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 11/30/27	EUR	2,400,000	2,641,647
5.51% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.25%) due 11/30/27		1,975,125	1,971,431
SCHUR Flexibles GmbH
4.25% (3 Month EURIBOR + 4.25%, Rate Floor: 4.25%) due 09/29/28	EUR	3,150,000	2,363,284
Vectra Co.
3.71% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 03/10/25		2,489,642	2,359,558
American Rock Salt Company LLC
4.75% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 06/09/28		2,332,375	2,303,220
DCG Acquisition Corp.
4.96% (1 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 09/30/26		1,731,031	1,700,738
Ascend Performance Materials Operations LLC
5.76% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.50%) due 08/27/26		1,493,015	1,486,177
Total Basic Materials			69,312,366

Utilities - 0.3%
Hamilton Projects Acquiror LLC
5.51% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 06/17/27		24,331,203	23,824,384
Granite Generation LLC
4.75% ((1 Month USD LIBOR + 3.75%) and (3 Month USD LIBOR + 3.75%), Rate Floor: 4.75%) due 11/09/26		501,161	480,112
Total Utilities			24,304,496

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 39

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
MACRO OPPORTUNITIES FUND

	Face Amount~	Value
Energy - 0.2%
TransMontaigne Operating Company LP
4.00% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 11/17/28	10,573,500	$10,496,419
Venture Global Calcasieu Pass LLC
2.83% (1 Month USD LIBOR + 2.38%, Rate Floor: 2.38%) due 08/19/26†††	4,884,386	4,859,964
Permian Production Partners LLC
9.00% (3 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) (in-kind rate was 2.00%) due 11/24/25†††,12	1,428,286	1,406,862
Buckeye Partners, LP
2.71% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 11/02/26	588,056	583,187
Total Energy		17,346,432

Total Senior Floating Rate Interests
(Cost $1,998,187,964)		1,962,033,907

ASSET-BACKED SECURITIES†† - 16.9%
Collateralized Loan Obligations - 10.1%
LoanCore Issuer Ltd.
2021-CRE4, 2.66% (30 Day Average SOFR + 2.61%, Rate Floor: 2.50%) due 07/15/35◊	20,500,000	20,159,044
2019-CRE2, 1.90% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 05/15/36◊,5	12,850,000	12,821,328
2021-CRE6, 3.04% (1 Month USD LIBOR + 2.85%, Rate Floor: 2.85%) due 11/15/38◊,5	11,300,000	10,977,698
2021-CRE5, 3.19% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 07/15/36◊,5	8,250,000	8,107,411
2022-CRE7, 3.15% (30 Day Average SOFR + 3.10%, Rate Floor: 3.10%) due 01/17/37◊,5	6,400,000	6,357,102
FS RIALTO
2021-FL3, 2.93% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 11/16/36◊,5	36,500,000	35,003,920
2021-FL2, 3.23% (1 Month USD LIBOR + 2.80%, Rate Floor: 2.80%) due 05/16/38◊,5	8,850,000	8,611,342
Fortress Credit Opportunities IX CLO Ltd.
2021-9A, 2.92% (3 Month USD LIBOR + 2.80%, Rate Floor: 2.80%) due 10/15/33◊,5	35,000,000	34,732,579
2021-9A, 4.07% (3 Month USD LIBOR + 3.95%, Rate Floor: 3.95%) due 10/15/33◊,5	7,750,000	7,749,374

40 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
MACRO OPPORTUNITIES FUND

	Face Amount~	Value
Palmer Square Loan Funding Ltd.
2022-1A, 2.48% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 04/15/30◊,5	26,200,000	$25,853,508
2021-3A, 2.75% (3 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 07/20/29◊,5	8,300,000	8,022,773
2022-1A, 2.75% (3 Month Term SOFR + 2.60%, Rate Floor: 2.60%) due 04/15/30◊,5	3,400,000	3,321,729
Diamond CLO Ltd.
2018-1A, 2.86% (3 Month USD LIBOR + 2.60%, Rate Floor: 2.60%) due 07/22/30◊,5	13,500,000	13,486,306
2018-1A, 2.06% (3 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 07/22/30◊,5	11,000,000	10,999,947
2021-1A, 3.66% (3 Month USD LIBOR + 3.40%, Rate Floor: 3.40%) due 04/25/29◊,5	5,500,000	5,499,908
2018-1A, 3.96% (3 Month USD LIBOR + 3.70%, Rate Floor: 3.70%) due 07/22/30◊,5	5,000,000	4,992,794
2021-1A, 2.66% (3 Month USD LIBOR + 2.40%, Rate Floor: 2.40%) due 04/25/29◊,5	1,322,000	1,318,182
LCCM Trust
2021-FL3, 3.00% (1 Month USD LIBOR + 2.60%, Rate Floor: 2.60%) due 11/15/38◊,5	28,865,000	28,100,355
2021-FL2, 3.30% (1 Month USD LIBOR + 2.90%, Rate Floor: 2.90%) due 12/13/38◊,5	5,750,000	5,670,028
ABPCI Direct Lending Fund CLO IV LLC
2.12% (3 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 07/06/29◊,†††	31,400,000	31,435,316
BXMT Ltd.
2020-FL2, 1.82% (30 Day Average SOFR + 1.76%, Rate Floor: 1.65%) due 02/15/38◊	15,640,000	15,294,911
2020-FL2, 2.12% (30 Day Average SOFR + 2.06%, Rate Floor: 1.95%) due 02/15/38◊,5	8,000,000	7,701,471
2020-FL3, 2.97% (30 Day Average SOFR + 2.91%, Rate Floor: 2.80%) due 11/15/37◊,5	7,350,000	7,250,891
Voya CLO Ltd.
2021-2A, 3.84% (3 Month USD LIBOR + 3.60%, Rate Floor: 3.60%) due 06/07/30◊,5	16,500,000	16,169,741
2013-1A, due 10/15/30[5,13]	28,970,307	7,604,706

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 41

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
MACRO OPPORTUNITIES FUND

	Face Amount~	Value
MidOcean Credit CLO VII
2020-7A, 2.44% (3 Month USD LIBOR + 2.20%, Rate Floor: 0.00%) due 07/15/29◊,5	21,000,000	$20,631,034
ACRES Commercial Realty Ltd.
2021-FL2, 3.54% (1 Month USD LIBOR + 3.10%, Rate Floor: 3.10%) due 01/15/37◊,5	8,350,000	8,183,543
2021-FL1, 3.09% (1 Month USD LIBOR + 2.65%, Rate Floor: 2.65%) due 06/15/36◊	7,250,000	7,013,381
2021-FL2, 3.09% (1 Month USD LIBOR + 2.65%, Rate Floor: 2.65%) due 01/15/37◊,5	5,250,000	5,159,119
Golub Capital Partners CLO Ltd.
2018-36A, 2.42% (3 Month USD LIBOR + 2.10%, Rate Floor: 0.00%) due 02/05/31◊,5	20,000,000	19,691,922
BSPRT Issuer Ltd.
2021-FL6, 3.40% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/15/36◊,5	18,425,000	18,028,612
2021-FL7, 3.15% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 12/15/38◊,5	1,600,000	1,544,056
Treman Park CLO Ltd.
2015-1A, due 10/20/28[5,13]	32,400,000	19,572,192
BSPDF Issuer Ltd.
2021-FL1, 2.94% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 10/15/36◊	19,975,000	19,348,888
Golub Capital Partners CLO 49M Ltd.
2021-49A, 4.10% (3 Month USD LIBOR + 3.85%, Rate Floor: 3.85%) due 08/26/33◊,5	18,100,000	18,065,487
KREF Funding V LLC
1.83% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 06/25/26◊,†††	17,351,628	17,243,517
0.15% due 06/25/26†††,14	73,636,363	36,082
Anchorage Capital CLO 6 Ltd.
2021-6A, 3.69% (3 Month USD LIBOR + 3.45%, Rate Floor: 3.45%) due 07/15/30◊,5	17,350,000	17,266,691
STWD Ltd.
2022-FL3, 2.80% (30 Day Average SOFR + 2.75%, Rate Floor: 2.75%) due 11/15/38◊,5	11,900,000	11,738,006
2021-FL2, 3.27% (1 Month USD LIBOR + 2.80%, Rate Floor: 2.80%) due 04/18/38◊,5	3,750,000	3,651,052
Cerberus Loan Funding XXX, LP
2020-3A, 3.89% (3 Month USD LIBOR + 3.65%, Rate Floor: 3.65%) due 01/15/33◊,5	14,500,000	14,500,052

42 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
MACRO OPPORTUNITIES FUND

	Face Amount~	Value
Atlas Senior Loan Fund IX Ltd.
2018-9A, 2.05% (3 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 04/20/28◊,5	10,250,000	$10,158,136
2018-9A, due 04/20/28[5,13]	9,600,000	1,293,120
ABPCI Direct Lending Fund IX LLC
2021-9A, 2.77% (3 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 11/18/31◊,5	11,550,000	11,406,926
Neuberger Berman Loan Advisers CLO 32 Ltd.
2021-32A, 2.95% (3 Month USD LIBOR + 2.70%, Rate Floor: 2.70%) due 01/20/32◊,5	11,500,000	11,174,433
THL Credit Lake Shore MM CLO I Ltd.
2021-1A, 3.24% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 04/15/33◊,5	9,900,000	9,947,519
GoldenTree Loan Management US CLO 1 Ltd.
2021-9A, 3.15% (3 Month USD LIBOR + 2.90%, Rate Floor: 2.90%) due 01/20/33◊,5	9,950,000	9,739,522
TCP Waterman CLO Ltd.
2016-1A, 3.83% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 12/15/28◊,5	9,306,767	9,307,337
Golub Capital Partners CLO 16 Ltd.
2021-16A, 3.16% (3 Month USD LIBOR + 2.90%, Rate Floor: 2.90%) due 07/25/33◊,5	9,300,000	9,289,141
ABPCI Direct Lending Fund CLO V Ltd.
2021-5A, 3.15% (3 Month USD LIBOR + 2.90%, Rate Floor: 2.90%) due 04/20/31◊,5	9,200,000	9,161,593
Cerberus Loan Funding XXXVI, LP
2021-6A, 1.99% (3 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 11/22/33◊,5	9,000,000	8,931,127
BCC Middle Market CLO LLC
2021-1A, 1.74% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 10/15/33◊,5	9,000,000	8,887,859
Magnetite XXIX Ltd.
2021-29A, 2.84% (3 Month USD LIBOR + 2.60%, Rate Floor: 2.60%) due 01/15/34◊,5	8,800,000	8,522,811

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 43

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
MACRO OPPORTUNITIES FUND

	Face Amount~	Value
Marathon CLO V Ltd.
2017-5A, 1.93% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 11/21/27◊,5	7,920,233	$7,895,835
2013-5A, due 11/21/27[5,13]	5,500,000	607,200
CIFC Funding 2017-II Ltd.
2021-2A, 3.35% (3 Month USD LIBOR + 3.10%, Rate Floor: 3.10%) due 04/20/30◊,5	8,100,000	8,099,902
Venture XIV CLO Ltd.
2020-14A, 2.76% (3 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 08/28/29◊,5	8,000,000	7,875,510
ABPCI Direct Lending Fund CLO VII, LP
2021-7A, 2.82% (3 Month USD LIBOR + 2.55%, Rate Floor: 2.55%) due 10/20/31◊,5	7,950,000	7,871,102
Dryden 37 Senior Loan Fund
2015-37A, due 01/15/31[5,13]	9,500,000	7,798,972
Telos CLO Ltd.
2017-6A, 2.84% (3 Month USD LIBOR + 2.60%, Rate Floor: 0.00%) due 01/17/27◊,5	7,500,000	7,498,048
Octagon Loan Funding Ltd.
2014-1A, due 11/18/31[5,13]	19,435,737	7,465,267
Madison Park Funding XLVIII Ltd.
2021-48A, 3.25% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 04/19/33◊,5	7,500,000	7,412,970
ACRE Commercial Mortgage Ltd.
2021-FL4, 3.07% (1 Month USD LIBOR + 2.60%, Rate Floor: 2.60%) due 12/18/37◊,5	7,350,000	7,198,121
Cerberus Loan Funding XXXIII, LP
2021-3A, 3.04% (3 Month USD LIBOR + 2.80%, Rate Floor: 2.80%) due 07/23/33◊,5	5,900,000	5,859,165
Hull Street CLO Ltd.
2014-1A, 3.84% (3 Month USD LIBOR + 3.60%, Rate Floor: 0.00%) due 10/18/26◊,5	5,785,000	5,698,231
ABPCI Direct Lending Fund CLO I LLC
2021-1A, 3.25% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 07/20/33◊,5	5,550,000	5,588,255
Silvermore CLO Ltd.
2014-1A, 3.51% (3 Month USD LIBOR + 3.00%, Rate Floor: 0.00%) due 05/15/26◊,5	5,500,000	5,499,628
CHCP Ltd.
2021-FL1, 3.17% (30 Day Average SOFR + 3.11%, Rate Floor: 3.00%) due 02/15/38◊,5	5,500,000	5,378,319

44 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
MACRO OPPORTUNITIES FUND

	Face Amount~	Value
Cerberus Loan Funding XXXV, LP
2021-5A, 2.84% (3 Month USD LIBOR + 2.60%, Rate Floor: 2.60%) due 09/22/33◊,5	5,150,000	$5,032,043
BNPP IP CLO Ltd.
2014-2A, 5.55% (3 Month USD LIBOR + 5.25%, Rate Floor: 0.00%) due 10/30/25◊,5	5,852,468	4,781,467
Dryden 41 Senior Loan Fund
2015-41A, due 04/15/31[5,13]	11,700,000	4,626,180
WhiteHorse X Ltd.
2015-10A, 5.54% (3 Month USD LIBOR + 5.30%, Rate Floor: 5.30%) due 04/17/27◊,5	4,999,237	4,557,577
Dryden 50 Senior Loan Fund
2017-50A, due 07/15/30[5,13]	7,895,000	4,125,137
Cerberus Loan Funding XXVI, LP
2021-1A, 3.14% (3 Month USD LIBOR + 2.90%, Rate Floor: 2.90%) due 04/15/31◊,5	4,000,000	3,986,438
Neuberger Berman Loan Advisers CLO 40 Ltd.
2021-40A, 2.99% (3 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 04/16/33◊,5	4,050,000	3,942,773
Carlyle Global Market Strategies CLO Ltd.
2012-3A, due 01/14/32[5,13]	6,400,000	2,600,320
2013-3X SUB, due 10/15/30[13]	4,938,326	1,010,875
KVK CLO Ltd.
2013-1A, due 01/14/28[5,13]	11,900,000	3,045,210
Monroe Capital CLO Ltd.
2017-1A, 3.86% (3 Month USD LIBOR + 3.60%, Rate Floor: 0.00%) due 10/22/26◊,5	3,000,000	2,997,025
HGI CRE CLO Ltd.
2021-FL2, 2.58% (1 Month USD LIBOR + 2.15%, Rate Floor: 2.15%) due 09/17/36◊,5	1,600,000	1,560,382
2021-FL2, 2.88% (1 Month USD LIBOR + 2.45%, Rate Floor: 2.45%) due 09/17/36◊,5	1,200,000	1,122,182
AMMC CLO XI Ltd.
2012-11A, due 04/30/31[5,13]	5,650,000	2,590,525
BDS Ltd.
2021-FL9, 3.07% (1 Month USD LIBOR + 2.60%, Rate Floor: 2.60%) due 11/16/38◊,5	2,700,000	2,541,879
Denali Capital CLO XI Ltd.
2018-1A, 2.40% (3 Month USD LIBOR + 2.15%, Rate Floor: 0.00%) due 10/20/28◊,5	2,500,000	2,486,331

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 45

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
MACRO OPPORTUNITIES FUND

	Face Amount~	Value
Goldentree Loan Management US CLO 4 Ltd.
2021-4A, 3.41% (3 Month USD LIBOR + 3.15%, Rate Floor: 3.15%) due 04/24/31◊,5	2,000,000	$1,965,932
Venture XIII CLO Ltd.
2013-13A, due 09/10/29[5,13]	13,790,000	1,896,125
PFP Ltd.
2021-7, 3.43% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 04/14/38◊,5	1,789,911	1,724,187
First Eagle Clarendon Fund CLO LLC
2015-1A, 4.61% (3 Month USD LIBOR + 4.35%, Rate Floor: 0.00%) due 01/25/27◊,5	1,274,599	1,274,547
Babson CLO Ltd.
2014-IA, due 07/20/25[5,13]	11,900,000	1,194,760
Great Lakes CLO Ltd.
2014-1A, due 10/15/29[5,13]	1,500,000	946,328
Dryden Senior Loan Fund
due 01/15/31[13]	1,897,598	761,506
Avery Point II CLO Ltd.
2013-3X COM, due 01/18/25[13]	5,991,336	118,628
TICP CLO III-2 Ltd.
2018-3R, 1.09% (3 Month USD LIBOR + 0.84%, Rate Floor: 0.84%) due 04/20/28◊,5	119,168	118,531
West CLO Ltd.
2013-1A, due 11/07/25[5,13]	5,300,000	9,540
OHA Credit Partners IX Ltd.
2013-9A, due 10/20/25[5,13]	4,219,178	4,725
Copper River CLO Ltd.
2007-1A, due 01/20/21[9,13]	8,150,000	1,630
Total Collateralized Loan Obligations		805,504,830

Transport-Aircraft - 3.1%
AASET Trust
2017-1A, 3.97% due 05/16/42[5]	24,175,666	20,412,354
2021-1A, 2.95% due 11/16/41[5]	22,264,736	18,411,400
2021-2A, 3.54% due 01/15/47[5]	3,942,363	3,625,832
2020-1A, 4.34% due 01/16/40[5]	6,611,667	3,064,046
KDAC Aviation Finance Ltd.
2017-1A, 4.21% due 12/15/42[5]	45,200,633	39,566,718
Castlelake Aircraft Securitization Trust
2018-1, 4.13% due 06/15/43[5]	15,100,487	13,927,224
2019-1A, 3.97% due 04/15/39[5]	6,252,401	5,659,738
2016-1, 4.45% due 08/15/41	4,980,906	4,782,448
Falcon Aerospace Ltd.
2017-1, 4.58% due 02/15/42[5]	15,337,235	14,846,557
2019-1, 3.60% due 09/15/39[5]	6,316,348	5,695,441
2017-1, 6.30% due 02/15/42[5]	3,838,675	3,585,349
Sprite Ltd.
2021-1, 3.75% due 11/15/46[5]	19,394,000	17,866,893
Sapphire Aviation Finance I Ltd.
2018-1A, 4.25% due 03/15/40[5]	19,303,364	16,546,114

46 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
MACRO OPPORTUNITIES FUND

	Face Amount~		Value
Raspro Trust
2005-1A, 1.18% (3 Month USD LIBOR + 0.93%, Rate Floor: 0.93%) due 03/23/24◊,5		15,866,805	$15,791,823
AASET US Ltd.
2018-2A, 4.45% due 11/18/38[5]		16,458,934	14,193,442
JOL Air Ltd.
2019-1, 3.97% due 04/15/44[5]		11,594,990	10,553,066
Sapphire Aviation Finance II Ltd.
2020-1A, 4.34% due 03/15/40[5]		9,117,555	7,125,397
2020-1A, 3.23% due 03/15/40[5]		600,604	541,650
GAIA Aviation Ltd.
2019-1, 3.97% due 12/15/44[5,10]		7,501,943	7,158,483
Navigator Aircraft ABS Ltd.
2021-1, 3.57% due 11/15/46[5]		6,250,781	5,346,155
Lunar Structured Aircraft Portfolio Notes
2021-1, 3.43% due 10/15/46[5]		5,630,500	4,851,804
MAPS Ltd.
2018-1A, 4.21% due 05/15/43[5]		5,098,131	4,767,139
WAVE LLC
2019-1, 3.60% due 09/15/44[5]		5,314,648	4,685,611
Slam Ltd.
2021-1A, 3.42% due 06/15/46[5]		3,431,160	3,156,623
Castlelake Aircraft Structured Trust
2021-1A, 6.66% due 01/15/46[5]		2,576,025	2,125,219
Stripes Aircraft Ltd.
2013-1 A1, 3.95% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 03/20/23◊,†††		1,547,488	1,509,464
Airplanes Pass Through Trust
2001-1A, due 03/15/19†††,8,9		2,097,481	21
Total Transport-Aircraft			249,796,011

Financial - 1.9%
HarbourVest Structured Solutions IV Holdings, LP
2.58% (3 Month USD LIBOR + 2.45%, Rate Floor: 2.45%) due 09/15/26◊,†††		23,234,292	23,231,387
2.45% (3 Month EURIBOR + 2.45%, Rate Floor: 2.45%) due 09/15/26◊,†††	EUR	12,900,000	14,252,301
HV Eight LLC
2.75% (3 Month EURIBOR + 2.75%, Rate Floor: 2.75%) due 12/28/25◊,†††	EUR	28,000,000	30,937,154
Madison Avenue Secured Funding Trust Series
2021-1, 1.96% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 01/17/23◊,†††,5		20,750,000	20,750,000
Nassau LLC
2019-1, 3.98% due 08/15/34[5]		14,706,483	14,448,298

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 47

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
MACRO OPPORTUNITIES FUND

	Face Amount~		Value
Lam Trade Finance Group LLC
2.50% due 09/29/22†††		12,000,000	$11,971,048
KKR Core Holding Company LLC
4.00% due 08/12/31†††		9,399,187	8,896,876
Lightning A
5.50% due 03/01/37†††		7,656,000	7,656,000
Thunderbird A
5.50% due 03/01/37†††		6,960,000	6,960,000
Ceamer Finance LLC
3.69% due 03/22/31†††		5,974,266	5,544,952
Aesf Vi Verdi, LP
2.15% (3 Month EURIBOR + 2.15%, Rate Floor: 2.15%) due 11/25/24◊,†††	EUR	4,314,059	4,767,424
Lightning B
7.50% due 03/01/37†††		1,540,000	1,540,000
Thunderbird B
7.50% due 03/01/37†††		1,400,000	1,400,000
Total Financial			152,355,440

Infrastructure - 0.7%
VB-S1 Issuer LLC - VBTEL
2022-1A, 5.27% due 02/15/52[5]		39,650,000	38,647,466
Hotwire Funding LLC
2021-1, 4.46% due 11/20/51[5]		9,250,000	8,571,614
Secured Tenant Site Contract Revenue Notes Series
2018-1A, 4.70% due 06/15/48[9]		6,650,746	6,668,756
Total Infrastructure			53,887,836

Whole Business - 0.6%
TSGE
2017-1, 6.25% due 09/25/31†††		42,550,000	42,871,276
Taco Bell Funding LLC
2016-1A, 4.97% due 05/25/46[5]		2,690,813	2,736,094
Applebee’s Funding LLC / IHOP Funding LLC
2019-1A, 4.19% due 06/05/49[5]		2,079,000	2,063,177
Wendy’s Funding LLC
2018-1A, 3.88% due 03/15/48[5]		383,000	378,795
Total Whole Business			48,049,342

Net Lease - 0.2%
CARS-DB4, LP
2020-1A, 4.95% due 02/15/50[5]		21,105,000	20,712,470

Diversified Payment Rights - 0.2%
Bib Merchant Voucher Receivables Ltd.
4.18% due 04/07/28†††		14,784,818	14,354,636

Collateralized Debt Obligations - 0.1%
Anchorage Credit Funding 4 Ltd.
2021-4A, 3.12% due 04/27/39[5]		6,700,000	6,561,181
2021-4A, 3.52% due 04/27/39[5]		4,250,000	4,132,320
Total Collateralized Debt Obligations			10,693,501

Total Asset-Backed Securities
(Cost $1,386,308,338)			1,355,354,066

48 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
MACRO OPPORTUNITIES FUND

	Face Amount~	Value

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 6.6%
Residential Mortgage-Backed Securities - 5.3%
JP Morgan Mortgage Acquisition Trust
2006-WMC4, 0.61% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 12/25/36◊	22,819,520	$13,847,985
2006-WMC3, 0.76% (1 Month USD LIBOR + 0.30%, Rate Floor: 0.30%) due 08/25/36◊	9,168,452	7,204,365
2006-HE3, 0.78% (1 Month USD LIBOR + 0.32%, Rate Floor: 0.32%) due 11/25/36◊	5,905,026	5,341,276
2006-WMC4, 0.58% (1 Month USD LIBOR + 0.12%, Rate Floor: 0.12%) due 12/25/36◊	7,854,680	4,744,875
2006-WMC4, 0.54% (1 Month USD LIBOR + 0.08%, Rate Floor: 0.08%) due 12/25/36◊	3,321,234	1,994,052
FKRT
2.21% due 11/30/58†††,9	33,850,000	32,597,539
Ameriquest Mortgage Securities Trust
2006-M3, 0.63% (1 Month USD LIBOR + 0.18%, Rate Floor: 0.18%) due 10/25/36◊	21,074,189	13,274,931
2006-M3, 0.70% (1 Month USD LIBOR + 0.24%, Rate Floor: 0.24%) due 10/25/36◊	33,340,019	12,920,981
2006-M3, 0.56% (1 Month USD LIBOR + 0.10%, Rate Floor: 0.10%) due 10/25/36◊	13,860,061	5,303,252
Lehman XS Trust Series
2006-16N, 0.88% (1 Month USD LIBOR + 0.42%, Rate Floor: 0.42%) due 11/25/46◊	14,721,329	14,789,293
2006-18N, 0.82% (1 Month USD LIBOR + 0.36%, Rate Floor: 0.36%) due 12/25/36◊	10,056,899	10,256,555
2006-10N, 0.88% (1 Month USD LIBOR + 0.42%, Rate Floor: 0.42%) due 07/25/46◊	2,765,308	2,805,238
WaMu Asset-Backed Certificates WaMu Series
2007-HE2, 0.82% (1 Month USD LIBOR + 0.36%, Rate Floor: 0.36%) due 04/25/37◊	24,856,837	11,417,021
2007-HE2, 0.65% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 04/25/37◊	18,940,690	8,563,287
2007-HE4, 0.63% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 07/25/47◊	7,235,246	5,834,810
2007-HE4, 0.71% (1 Month USD LIBOR + 0.25%, Rate Floor: 0.25%) due 07/25/47◊	2,215,124	1,614,185

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 49

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
MACRO OPPORTUNITIES FUND

	Face Amount~	Value
Long Beach Mortgage Loan Trust
2006-6, 0.96% (1 Month USD LIBOR + 0.50%, Rate Floor: 0.50%) due 07/25/36◊	14,363,978	$6,931,893
2006-8, 0.78% (1 Month USD LIBOR + 0.32%, Rate Floor: 0.32%) due 09/25/36◊	17,157,811	6,118,539
2006-4, 0.78% (1 Month USD LIBOR + 0.32%, Rate Floor: 0.32%) due 05/25/36◊	10,426,351	4,022,034
2006-1, 0.84% (1 Month USD LIBOR + 0.38%, Rate Floor: 0.38%) due 02/25/36◊	3,943,569	3,559,279
2006-6, 0.76% (1 Month USD LIBOR + 0.30%, Rate Floor: 0.30%) due 07/25/36◊	4,472,769	2,129,084
2006-8, 0.64% (1 Month USD LIBOR + 0.18%, Rate Floor: 0.18%) due 09/25/36◊	4,649,444	1,645,435
2006-6, 0.66% (1 Month USD LIBOR + 0.20%, Rate Floor: 0.20%) due 07/25/36◊	2,589,191	1,223,463
BRAVO Residential Funding Trust
2022-R1, 3.13% due 01/29/70[5,10]	26,084,948	24,666,910
RALI Series Trust
2006-QO6, 0.82% (1 Month USD LIBOR + 0.36%, Rate Floor: 0.36%) due 06/25/46◊	31,075,181	8,311,474
2007-QO2, 0.61% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 02/25/47◊	13,509,976	5,941,139
2006-QO8, 0.86% (1 Month USD LIBOR + 0.40%, Rate Floor: 0.40%) due 10/25/46◊	4,323,949	4,273,492
2006-QO6, 0.92% (1 Month USD LIBOR + 0.46%, Rate Floor: 0.46%) due 06/25/46◊	8,085,338	2,231,606
2006-QO2, 1.00% (1 Month USD LIBOR + 0.54%, Rate Floor: 0.54%) due 02/25/46◊	6,060,284	1,551,955
2006-QO6, 0.98% (1 Month USD LIBOR + 0.52%, Rate Floor: 0.52%) due 06/25/46◊	5,101,160	1,433,998
2006-QO2, 1.14% (1 Month USD LIBOR + 0.68%, Rate Floor: 0.68%) due 02/25/46◊	3,242,766	864,245
2006-QO2, 0.90% (1 Month USD LIBOR + 0.44%, Rate Floor: 0.44%) due 02/25/46◊	217,364	54,055

50 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
MACRO OPPORTUNITIES FUND

	Face Amount~	Value
Structured Asset Securities Corporation Mortgage Loan Trust
2008-BC4, 1.09% (1 Month USD LIBOR + 0.63%, Rate Floor: 0.63%) due 11/25/37◊	20,766,604	$20,526,268
American Home Mortgage Assets Trust
2006-1, 0.84% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 05/25/46◊	7,648,216	7,129,393
2006-6, 0.67% (1 Month USD LIBOR + 0.21%, Rate Floor: 0.21%) due 12/25/46◊	8,130,747	7,114,292
2006-3, 1.08% (1 Year CMT Rate + 0.94%, Rate Floor: 0.94%) due 10/25/46◊	5,561,631	4,452,182
Morgan Stanley IXIS Real Estate Capital Trust
2006-2, 0.68% (1 Month USD LIBOR + 0.22%, Rate Floor: 0.22%) due 11/25/36◊	22,679,845	9,429,755
2006-2, 0.61% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 11/25/36◊	17,301,883	7,143,387
Morgan Stanley ABS Capital I Incorporated Trust
2006-HE8, 0.68% (1 Month USD LIBOR + 0.22%, Rate Floor: 0.22%) due 10/25/36◊	20,381,573	11,196,713
2006-HE6, 0.66% (1 Month USD LIBOR + 0.20%, Rate Floor: 0.20%) due 09/25/36◊	4,501,223	1,972,988
2007-HE4, 0.69% (1 Month USD LIBOR + 0.23%, Rate Floor: 0.23%) due 02/25/37◊	3,936,748	1,545,279
IXIS Real Estate Capital Trust
2007-HE1, 0.62% (1 Month USD LIBOR + 0.16%, Rate Floor: 0.16%) due 05/25/37◊	24,836,368	7,575,333
2007-HE1, 0.69% (1 Month USD LIBOR + 0.23%, Rate Floor: 0.23%) due 05/25/37◊	17,596,218	5,408,416
GSAMP Trust
2007-NC1, 0.59% (1 Month USD LIBOR + 0.13%, Rate Floor: 0.13%) due 12/25/46◊	19,651,264	12,513,905
Master Asset-Backed Securities Trust
2006-WMC3, 0.62% (1 Month USD LIBOR + 0.16%, Rate Floor: 0.16%) due 08/25/36◊	10,399,843	4,368,137

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 51

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
MACRO OPPORTUNITIES FUND

	Face Amount~	Value
2006-HE3, 0.66% (1 Month USD LIBOR + 0.20%, Rate Floor: 0.20%) due 08/25/36◊	9,703,641	$3,548,806
2006-HE3, 0.76% (1 Month USD LIBOR + 0.30%, Rate Floor: 0.30%) due 08/25/36◊	8,158,445	3,008,467
GSAA Home Equity Trust
2006-3, 1.06% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 03/25/36◊	11,393,481	7,163,611
2006-9, 0.94% (1 Month USD LIBOR + 0.48%, Rate Floor: 0.48%) due 06/25/36◊	7,984,134	2,986,701
2007-7, 1.00% (1 Month USD LIBOR + 0.54%, Rate Floor: 0.54%) due 07/25/37◊	576,151	570,978
Citigroup Mortgage Loan Trust, Inc.
2007-AMC3, 0.71% (1 Month USD LIBOR + 0.25%, Rate Floor: 0.25%) due 03/25/37◊	11,236,410	10,281,698
Home Equity Loan Trust
2007-FRE1, 0.65% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 04/25/37◊	8,198,290	7,839,433
Nationstar Home Equity Loan Trust
2007-C, 0.63% (1 Month USD LIBOR + 0.18%, Rate Floor: 0.18%) due 06/25/37◊	7,787,350	7,630,252
First NLC Trust
2007-1, 0.74% (1 Month USD LIBOR + 0.28%, Rate Floor: 0.28%) due 08/25/37◊,5	6,985,571	4,365,061
2007-1, 0.53% (1 Month USD LIBOR + 0.07%, Rate Floor: 0.07%) due 08/25/37◊,5	5,297,382	3,225,020
Argent Securities Trust
2006-W5, 0.76% (1 Month USD LIBOR + 0.30%, Rate Floor: 0.30%) due 06/25/36◊	9,799,690	7,144,454
Alternative Loan Trust
2007-OA7, 0.64% (1 Month USD LIBOR + 0.36%, Rate Floor: 0.36%) due 05/25/47◊	7,441,575	6,767,447
WaMu Asset-Backed Certificates WaMu Series Trust
2007-HE1, 0.69% (1 Month USD LIBOR + 0.23%, Rate Floor: 0.23%) due 01/25/37◊	7,876,736	4,428,191
2007-HE4, 0.63% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 07/25/47◊	3,102,415	2,244,542

52 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
MACRO OPPORTUNITIES FUND

	Face Amount~	Value
ACE Securities Corporation Home Equity Loan Trust Series
2007-ASP1, 0.84% (1 Month USD LIBOR + 0.38%, Rate Floor: 0.38%) due 03/25/37◊	11,125,026	$6,322,438
HSI Asset Securitization Corporation Trust
2007-HE1, 0.65% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 01/25/37◊	6,361,110	5,375,670
First Franklin Mortgage Loan Trust 2006-FF16
2006-FF16, 0.88% (1 Month USD LIBOR + 0.42%, Rate Floor: 0.42%) due 12/25/36◊	7,915,068	4,212,591
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR9, 0.98% (1 Year CMT Rate + 0.84%, Rate Floor: 0.84%) due 11/25/46◊	4,131,123	3,578,073
Morgan Stanley Mortgage Loan Trust
2006-9AR, 0.76% (1 Month USD LIBOR + 0.30%, Rate Floor: 0.30%) due 08/25/36◊	8,860,125	3,129,959
Nomura Resecuritization Trust
2015-4R, 2.27% (1 Month USD LIBOR + 0.43%, Rate Floor: 0.43%) due 03/26/36◊,5	2,245,960	2,094,069
Alliance Bancorp Trust
2007-OA1, 0.94% (1 Month USD LIBOR + 0.48%, Rate Floor: 0.48%) due 07/25/37◊	2,219,065	2,050,688
Wachovia Asset Securitization Issuance II LLC Trust
2007-HE1, 0.60% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 07/25/37◊,5	721,742	712,725
Morgan Stanley Re-REMIC Trust
2010-R5, 2.24% due 06/26/36[5]	644,544	593,482
Asset-Backed Securities Corporation Home Equity Loan Trust
2006-HE5, 0.60% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 07/25/36◊	331,106	327,309
Total Residential Mortgage-Backed Securities		427,445,959

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 53

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
MACRO OPPORTUNITIES FUND

	Face Amount~		Value
Commercial Mortgage- Backed Securities - 0.9%
BX Commercial Mortgage Trust
2021-VOLT, 2.40% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 09/15/36◊,5		19,750,000	$19,000,128
2019-XL, 2.70% (1 Month USD LIBOR + 2.30%, Rate Floor: 2.30%) due 10/15/36◊,5		1,989,000	1,946,619
GS Mortgage Securities Corporation Trust
2020-UPTN, 3.25% (WAC) due 02/10/37◊,5		8,256,000	7,532,724
2020-DUNE, 2.90% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 12/15/36◊,5		7,340,000	7,180,230
2020-DUNE, 2.30% (1 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 12/15/36◊,5		2,750,000	2,703,989
JP Morgan Chase Commercial Mortgage Securities Trust 2021-NYAH
2021-NYAH, 3.04% (1 Month USD LIBOR + 2.64%, Rate Floor: 2.64%) due 06/15/38◊,5		15,000,000	14,434,794
SMRT
2022-MINI, 2.25% (1 Month Term SOFR + 1.95%, Rate Floor: 1.95%) due 01/15/24◊,5		10,000,000	9,818,460
Merit 2020
2022-MHIL, 2.91% (1 Month Term SOFR + 2.61%, Rate Floor: 2.61%) due 01/15/27◊,5		9,000,000	8,729,213
Wells Fargo Commercial Mortgage Trust
2015-NXS1, 2.63% due 05/15/48		328,884	328,640
Total Commercial Mortgage- Backed Securities			71,674,797

Military Housing - 0.4%
Freddie Mac Military Housing Bonds Resecuritization Trust Certificates
2015-R1, 0.70% (WAC) due 11/25/52◊,†††,5,14		224,231,104	14,637,619
GMAC Commercial Mortgage Asset Corp.
2004-POKA, 6.36% due 09/10/44†††,5		9,000,000	10,220,111
Capmark Military Housing Trust
2007-AET2, 6.06% due 10/10/52†††,5		5,567,790	6,035,009
Total Military Housing			30,892,739

Total Collateralized Mortgage Obligations
(Cost $603,332,545)			530,013,495

FOREIGN GOVERNMENT DEBT†† - 0.5%
Ontario T-Bill
0.36% due 04/06/22[15]	CAD	14,325,000	11,460,711
0.49% due 04/27/22[15]	CAD	2,180,000	1,743,480
0.38% due 04/13/22[15]	CAD	915,000	731,965
0.46% due 04/20/22[15]	CAD	767,000	613,497

54 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
MACRO OPPORTUNITIES FUND

	Face Amount~		Value
Newfoundland T-Bill
0.40% due 04/07/22[15]	CAD	9,005,000	$7,204,302
0.44% due 04/14/22[15]	CAD	1,385,000	1,107,902
Province of Manitoba Canada T-Bill
0.35% due 04/06/22[15]	CAD	9,425,000	7,540,392
0.47% due 04/13/22[15]	CAD	385,000	307,979
Nova Scotia T-Bill
0.43% due 04/05/22[15]	CAD	2,730,000	2,184,201
0.36% due 04/07/22[15]	CAD	943,000	754,454
Alberta T-Bill
0.46% due 04/19/22[15]	CAD	1,640,000	1,311,819
0.41% due 04/12/22[15]	CAD	1,265,000	1,011,982
0.33% due 04/05/22[15]	CAD	575,000	460,038
State of Israel
1.25% due 11/30/22	ILS	8,305,000	2,621,308
Province of New Brunswick Canada T-Bill
0.44% due 04/14/22[15]	CAD	3,200,000	2,559,852
Total Foreign Government Debt
(Cost $41,332,060)			41,613,882

U.S. GOVERNMENT SECURITIES†† - 0.5%
U.S. Treasury Notes
1.50% due 02/29/24[11]		20,670,000	20,368,831
1.00% due 12/15/24[16]		16,820,000	16,164,283
Total U.S. Government Securities
(Cost $37,438,122)			36,533,114

U.S. TREASURY BILLS†† - 0.3%
U.S. Treasury Bills
0.17% due 04/19/22[15]		21,000,000	20,998,543
0.16% due 05/05/22[15]		5,700,000	5,699,206
Total U.S. Treasury Bills
(Cost $26,697,296)			26,697,749

SENIOR FIXED RATE INTERESTS†† - 0.1%
Consumer, Cyclical - 0.1%
WESCO
5.25% due 06/14/24†††	CAD	3,864,740	3,086,630
Total Senior Fixed Rate Interests
(Cost $2,935,539)			3,086,630

COMMERCIAL PAPER†† - 3.0%
Sonoco Products Co.
0.27% due 04/01/22[15]		59,000,000	59,000,000
0.50% due 04/04/22[15]		45,000,000	44,998,125
McCormick & Co., Inc.
0.50% due 04/04/22[5,15]		54,000,000	53,997,750
Entergy Corp.
0.23% due 04/01/22[5,15]		45,200,000	45,200,000
Cintas Corporation No. 2
0.55% due 04/04/22[5,15]		19,000,000	18,999,129
American Water Capital Corp.
0.36% due 04/01/22[5,15]		15,000,000	15,000,000
Walgreens Boots Alliance, Inc.
1.03% due 05/13/22[5,15]		5,325,000	5,318,477
Total Commercial Paper
(Cost $242,513,481)			242,513,481

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 55

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
MACRO OPPORTUNITIES FUND

	Contracts/ Notional Value	Value
OTC OPTIONS PURCHASED†† - 0.0%
Call Options on:
Interest Rate Options
Morgan Stanley Capital Services LLC 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.40	USD 1,424,100,000	$185,133
Bank of America, N.A. 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.40	USD 709,900,000	92,287
Goldman Sachs International 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.61	USD 661,700,000	33,085
Goldman Sachs International 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.40	USD 126,600,000	16,458
Bank of America, N.A. 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.61	USD 82,200,000	4,110
Total Interest Rate Options		331,073

Total OTC Options Purchased
(Cost $6,442,614)		331,073

OTC INTEREST RATE SWAPTIONS PURCHASED††,17 - 0.3%
Call Swaptions on:
Interest Rate Swaptions
Goldman Sachs International 5-Year Interest Rate Swap Expiring December 2031 with exercise rate of 1.57%	USD 62,077,000	2,182,584
BNP Paribas 10-Year Interest Rate Swap Expiring December 2031 with exercise rate of 1.65%	USD 33,096,000	2,135,117
J.P. Morgan Securities plc 30-Year Interest Rate Swap Expiring December 2031 with exercise rate of 1.34%	USD 12,557,000	1,804,327
Citibank, N.A. 20-Year Interest Rate Swap Expiring December 2028 with exercise rate of 1.40%	USD 19,584,000	1,651,463
Goldman Sachs International 20-Year Interest Rate Swap Expiring December 2026 with exercise rate of 0.50% (Notional Value $20,485,757)	GBP 15,559,000	1,194,902
Total Interest Rate Swaptions		8,968,393

56 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
MACRO OPPORTUNITIES FUND

	Contracts/ Notional Value	Value
Put Swaptions on:
Interest Rate Swaptions
Goldman Sachs International 20-Year Interest Rate Swap Expiring December 2026 with exercise rate of 0.50% (Notional Value $20,485,758)	GBP 15,559,000	$4,257,473
Goldman Sachs International 5-Year Interest Rate Swap Expiring December 2031 with exercise rate of 1.57%	USD 62,077,000	3,836,092
Citibank, N.A. 20-Year Interest Rate Swap Expiring December 2028 with exercise rate of 1.40%	USD 19,584,000	3,512,708
BNP Paribas 10-Year Interest Rate Swap Expiring December 2031 with exercise rate of 1.65%	USD 33,096,000	3,496,550
J.P. Morgan Securities plc 30-Year Interest Rate Swap Expiring December 2031 with exercise rate of 1.34%	USD 12,557,000	2,827,604
Total Interest Rate Swaptions		17,930,427

Total OTC Interest Rate Swaptions Purchased
(Cost $24,188,981)		26,898,820

Total Investments - 102.3%
(Cost $8,482,054,796)		$8,198,911,065

LISTED OPTIONS WRITTEN† - 0.0%
Call Options on:
Equity Options
Figs, Inc. Expiring December 2022 with strike price of $55.00 (Notional Value $86,080)	40	(2,000)
Figs, Inc. Expiring December 2022 with strike price of $50.00 (Notional Value $88,232)	41	(2,767)
Total Equity Options		(4,767)

Total Listed Options Written
(Premiums received $85,529)		(4,767)

OTC INTEREST RATE SWAPTIONS WRITTEN††,17 - 0.0%
Call Swaptions on:
Interest Rate Swaptions
Barclays Bank plc 20-Year Interest Rate Swap Expiring December 2025 with exercise rate of 0.54% (Notional Value $2,281,755)	GBP 1,733,000	(118,300)
Morgan Stanley Capital Services LLC 20-Year Interest Rate Swap Expiring December 2023 with exercise rate of 1.51%	USD 3,514,000	(137,946)
Barclays Bank plc 10-Year Interest Rate Swap Expiring December 2023 with exercise rate of 1.46%	USD 6,522,000	(147,123)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 57

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
MACRO OPPORTUNITIES FUND

	Contracts/ Notional Value	Value
Barclays Bank plc 5-Year Interest Rate Swap Expiring December 2023 with exercise rate of 1.43%	USD 12,369,000	$(172,826)
J.P. Morgan Securities plc 30-Year Interest Rate Swap Expiring December 2025 with exercise rate of 1.46%	USD 1,827,000	(178,351)
Total Interest Rate Swaptions		(754,546)

Put Swaptions on:
Interest Rate Swaptions
J.P. Morgan Securities plc 30-Year Interest Rate Swap Expiring December 2025 with exercise rate of 1.46%	USD 1,827,000	(348,468)
Barclays Bank plc 20-Year Interest Rate Swap Expiring December 2025 with exercise rate of 0.54% (Notional Value $2,281,754)	GBP 1,733,000	(451,619)
Morgan Stanley Capital Services LLC 20-Year Interest Rate Swap Expiring December 2023 with exercise rate of 1.51%	USD 3,514,000	(470,414)
Barclays Bank plc 10-Year Interest Rate Swap Expiring December 2023 with exercise rate of 1.46%	USD 6,522,000	(527,173)
Barclays Bank plc 5-Year Interest Rate Swap Expiring December 2023 with exercise rate of 1.43%	USD 12,369,000	(607,259)
Total Interest Rate Swaptions		(2,404,933)

Total OTC Interest Rate Swaptions Written
(Premiums received $2,530,453)		(3,159,479)
Other Assets & Liabilities, net - (2.3)%		(187,747,860)
Total Net Assets - 100.0%		$8,007,998,959

58 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
MACRO OPPORTUNITIES FUND

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	383	Jun 2022	$86,706,413	$5,009,939
Commodity Futures Contracts Purchased†
Silver Futures Contracts	571	May 2022	$71,260,800	$2,533,677
Gold 100 oz. Futures Contracts	389	Jun 2022	75,532,130	(1,025,549)
			$146,792,930	$1,508,128
Commodity Futures Contracts Sold Short†
WTI Crude Futures Contracts	466	Apr 2022	$46,916,880	$(2,689,596)

Centrally Cleared Credit Default Swap Agreements Protection Sold††
Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date
J.P. Morgan Securities LLC	ICE	CDX.NA.IG.33.V1	1.00%	Quarterly	12/20/24

Notional Amount	Value	Upfront Premiums Paid	Unrealized Depreciation**
$70,000,000	$944,005	$1,349,100	$(405,095)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 59

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
MACRO OPPORTUNITIES FUND

Centrally Cleared Interest Rate Swap Agreements††
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date
JPM	CME	Receive	3-Month USD LIBOR	1.65%	Quarterly	03/17/31
JPM	CME	Receive	U.S. Secured Overnight Financing Rate	1.78%	Annually	03/11/32
JPM	LCH	Receive	6-Month CZK PRIBOR	2.68%	Semi-Annually	11/22/26
JPM	LCH	Receive	U.S. Secured Overnight Financing Rate	1.34%	Annually	12/11/61
JPM	LCH	Receive	U.S. Secured Overnight Financing Rate	1.43%	Annually	12/13/28
JPM	LCH	Receive	U.S. Secured Overnight Financing Rate	1.46%	Annually	12/16/33
JPM	LCH	Pay	Sterling Overnight Interbank Average Rate	0.50%	Annually	12/03/46
JPM	LCH	Receive	U.S. Secured Overnight Financing Rate	1.65%	Annually	12/10/41
JPM	LCH	Receive	U.S. Secured Overnight Financing Rate	1.51%	Annually	12/13/43
JPM	LCH	Receive	U.S. Secured Overnight Financing Rate	1.40%	Annually	12/06/48
JPM	LCH	Receive	U.S. Secured Overnight Financing Rate	1.03%	Annually	12/13/25
JPM	LCH	Receive	Sterling Overnight Interbank Average Rate	0.88%	Annually	12/09/25
JPM	LCH	Receive	Sterling Overnight Interbank Average Rate	0.54%	Annually	12/09/45
JPM	LCH	Receive	U.S. Secured Overnight Financing Rate	0.68%	Annually	12/13/23
JPM	LCH	Receive	U.S. Secured Overnight Financing Rate	0.67%	Annually	12/18/23
JPM	LCH	Receive	U.S. Secured Overnight Financing Rate	0.64%	Annually	12/15/23
JPM	LCH	Pay	U.S. Secured Overnight Financing Rate	1.46%	Annually	12/11/55

Notional Amount~		Value	Upfront Premiums Paid (Received)	Unrealized Appreciation**
	180,000,000	$11,373,651	$1,514	$11,372,137
	23,700,000	674,435	437	673,998
CZK	423,170,000	321,356	72	321,284
	3,389,000	206,500	112,883	93,617
	4,291,000	145,280	82,712	62,568
	2,127,000	119,452	74,348	45,104
GBP	3,130,000	(565,415)	(598,969)	33,554
	5,341,000	167,560	138,965	28,595
	958,000	85,825	59,899	25,926
	920,000	72,659	48,038	24,621
	474,000	21,730	207	21,523
GBP	380,000	19,221	(152)	19,373
GBP	423,000	76,017	58,819	17,198
	547,000	13,466	337	13,129
	516,000	12,965	180	12,785
	491,000	12,467	242	12,225
	34,000	—	(2,687)	2,687
		$12,757,169	$(23,155)	$12,780,324

60 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
MACRO OPPORTUNITIES FUND

Centrally Cleared Interest Rate Swap Agreements†† (concluded)
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date
JPM	LCH	Receive	U.S. Secured Overnight Financing Rate	1.57%	Annually	12/03/36
JPM	LCH	Pay	Overnight Tokyo Average Rate	0.15%	Annually	11/19/31
JPM	LCH	Pay	Sterling Overnight Interbank Average Rate	0.85%	Annually	12/03/26
JPM	LCH	Pay	3-Month HKD HIBOR	1.72%	Quarterly	11/19/25
JPM	LCH	Pay	3-Month ILS TELBOR	1.11%	Quarterly	11/19/24
JPM	LCH	Pay	U.S. Secured Overnight Financing Rate	1.30%	Annually	12/11/31
JPM	LCH	Pay	U.S. Secured Overnight Financing Rate	1.08%	Annually	12/06/28
JPM	LCH	Pay	3-Month NOK NIBOR	1.87%	Quarterly	11/22/23
JPM	LCH	Pay	U.S. Secured Overnight Financing Rate	1.33%	Annually	12/10/31
JPM	LCH	Pay	U.S. Secured Overnight Financing Rate	1.23%	Annually	12/03/31

Notional Amount~		Value	Upfront Premiums Paid (Received)	Unrealized (Depreciation)**
	6,083,000	$126,191	$148,516	$(22,325)
JPY	779,389,000	(78,166)	44	(78,210)
GBP	3,725,000	(227,667)	(429)	(227,238)
HKD	137,277,000	(288,939)	65	(289,004)
ILS	105,181,000	(302,095)	65	(302,160)
	4,351,000	(309,867)	222	(310,089)
	4,712,000	(318,760)	(961)	(317,799)
NOK	300,000,000	(330,422)	5,243	(335,665)
	4,988,000	(342,916)	1,061	(343,977)
	5,205,000	(397,601)	3,146	(400,747)
		$(2,470,242)	$156,972	$(2,627,214)
Total interest rate swap agreements		$10,286,927	$133,817	$10,153,110

Total Return Swap Agreements
Counterparty	Reference Obligation	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Credit Index Swap Agreements††
Goldman Sachs International	iShares iBoxx $ High Yield Corporate Bond ETF	Receive	(0.72)% (Federal Funds Rate - 1.05%)	At Maturity	06/23/22	496,716	$40,874,760	$352,668
Bank of America, N.A.	iShares iBoxx $ High Yield Corporate Bond ETF	Receive	(0.77)% (Federal Funds Rate - 1.10%)	At Maturity	06/23/22	197,284	16,234,500	140,072
							$57,109,260	$492,740

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 61

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
MACRO OPPORTUNITIES FUND

Forward Foreign Currency Exchange Contracts††
Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation (Depreciation)
Goldman Sachs International	ILS	Buy	92,228,427	24,775,937 USD	08/01/22	$4,319,891
Deutsche Bank AG	AUD	Buy	5,673,265	4,121,904 USD	04/04/22	124,233
Deutsche Bank AG	NZD	Buy	2,624,000	1,749,522 USD	12/20/22	59,825
JPMorgan Chase Bank, N.A.	NZD	Buy	10,540,000	7,248,125 USD	04/04/22	58,127
Deutsche Bank AG	EUR	Buy	2,974,647	3,265,469 USD	04/04/22	26,163
JPMorgan Chase Bank, N.A.	NZD	Sell	12,300,000	8,547,195 USD	04/04/22	20,924
UBS AG	EUR	Buy	1,910,000	2,099,203 USD	04/04/22	14,329
Goldman Sachs International	NZD	Buy	490,924	327,336 USD	12/20/22	11,175
Morgan Stanley Capital Services LLC	CAD	Buy	630,000	493,050 USD	04/14/22	11,003
Barclays Bank plc	NZD	Buy	7,660,000	5,300,396 USD	04/04/22	9,463
Goldman Sachs International	AUD	Sell	3,422,000	3,707,737 NZD	04/04/22	8,991
JPMorgan Chase Bank, N.A.	EUR	Sell	3,800,000	4,228,868 USD	06/30/22	8,800
JPMorgan Chase Bank, N.A.	GBP	Sell	1,641,509	2,164,974 USD	04/04/22	8,611
JPMorgan Chase Bank, N.A.	EUR	Buy	1,510,000	1,664,744 USD	04/04/22	6,166
Citibank, N.A.	AUD	Buy	280,000	206,282 USD	04/04/22	3,283
Goldman Sachs International	NZD	Sell	810,000	564,716 USD	04/04/22	3,230
JPMorgan Chase Bank, N.A.	USD	Sell	300,000	378,865 CAD	04/04/22	3,138
Deutsche Bank AG	CAD	Sell	2,445,000	1,958,976 USD	04/06/22	2,697
Morgan Stanley Capital Services LLC	NZD	Buy	1,410,000	974,723 USD	04/04/22	2,680
Barclays Bank plc	USD	Sell	170,000	215,546 CAD	04/04/22	2,462
UBS AG	AUD	Sell	510,000	383,280 USD	04/04/22	1,572
Deutsche Bank AG	NZD	Sell	1,250,000	867,562 USD	04/04/22	1,070
Morgan Stanley Capital Services LLC	USD	Sell	100,000	126,115 CAD	04/04/22	908
Morgan Stanley Capital Services LLC	GBP	Buy	100,000	130,482 USD	04/04/22	883
UBS AG	NZD	Buy	190,000	130,948 USD	04/04/22	759
Bank of America, N.A.	AUD	Sell	870,000	651,898 USD	04/04/22	749
BNP Paribas	CAD	Sell	925,000	740,770 USD	04/05/22	661
Citibank, N.A.	EUR	Sell	190,000	210,865 USD	04/04/22	618
Morgan Stanley Capital Services LLC	EUR	Buy	130,000	143,358 USD	04/04/22	495
Barclays Bank plc	NZD	Sell	90,000	62,625 USD	04/04/22	237
Deutsche Bank AG	CAD	Sell	575,000	460,221 USD	04/05/22	153
Deutsche Bank AG	USD	Buy	30,000	37,558 CAD	04/04/22	(51)
Barclays Bank plc	EUR	Buy	20,000	22,185 USD	04/04/22	(54)
Deutsche Bank AG	EUR	Sell	240,000	265,475 USD	04/04/22	(99)
JPMorgan Chase Bank, N.A.	EUR	Sell	207,000	228,887 USD	04/04/22	(172)
Barclays Bank plc	CAD	Sell	660,000	527,848 USD	04/13/22	(210)
Deutsche Bank AG	NZD	Buy	130,000	90,426 USD	04/04/22	(311)
Bank of America, N.A.	AUD	Buy	1,420,000	1,063,121 USD	04/04/22	(326)
Barclays Bank plc	EUR	Sell	160,000	176,470 USD	04/04/22	(580)

62 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
MACRO OPPORTUNITIES FUND

Forward Foreign Currency Exchange Contracts†† (continued)
Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation (Depreciation)
BNP Paribas	CAD	Buy	925,000	740,767 USD	04/06/22	$(661)
Morgan Stanley Capital Services LLC	NZD	Sell	700,000	484,464 USD	04/04/22	(770)
UBS AG	AUD	Buy	390,000	292,667 USD	04/04/22	(773)
UBS AG	EUR	Sell	2,560,000	2,831,939 USD	04/04/22	(860)
UBS AG	GBP	Buy	760,000	999,611 USD	04/04/22	(1,240)
Barclays Bank plc	GBP	Sell	840,000	1,102,037 USD	04/04/22	(1,425)
Barclays Bank plc	AUD	Buy	470,000	353,281 USD	04/04/22	(1,511)
Morgan Stanley Capital Services LLC	AUD	Sell	200,000	148,107 USD	04/04/22	(1,582)
Morgan Stanley Capital Services LLC	USD	Buy	210,000	264,675 CAD	04/04/22	(1,772)
Barclays Bank plc	CAD	Sell	1,105,000	882,252 USD	04/12/22	(1,850)
Barclays Bank plc	USD	Buy	280,000	352,265 CAD	04/04/22	(1,854)
Goldman Sachs International	AUD	Buy	684,000	741,798 NZD	04/04/22	(2,271)
UBS AG	CAD	Sell	160,000	125,702 USD	04/12/22	(2,313)
UBS AG	CAD	Sell	180,000	141,414 USD	04/07/22	(2,606)
Barclays Bank plc	CAD	Sell	810,000	644,618 USD	04/19/22	(3,435)
JPMorgan Chase Bank, N.A.	GBP	Buy	630,000	831,079 USD	04/04/22	(3,482)
Barclays Bank plc	GBP	Buy	1,500,000	1,974,139 USD	04/04/22	(3,669)
UBS AG	ILS	Sell	3,026,363	958,280 USD	11/30/22	(4,368)
Bank of America, N.A.	NZD	Sell	1,550,000	1,069,405 USD	04/04/22	(5,044)
Barclays Bank plc	AUD	Sell	2,170,000	1,618,878 USD	04/04/22	(5,251)
Barclays Bank plc	ILS	Sell	5,382,450	1,706,566 USD	11/30/22	(5,523)
JPMorgan Chase Bank, N.A.	CAD	Sell	1,062,000	843,383 USD	04/14/22	(6,307)
UBS AG	CAD	Sell	510,000	400,682 USD	04/14/22	(7,361)
Citibank, N.A.	CAD	Sell	925,000	731,980 USD	04/06/22	(8,126)
UBS AG	CAD	Sell	640,000	502,814 USD	04/13/22	(9,241)
JPMorgan Chase Bank, N.A.	CAD	Sell	13,080,000	10,453,665 USD	04/06/22	(11,827)
UBS AG	CAD	Sell	830,000	652,077 USD	04/19/22	(11,977)
Barclays Bank plc	CAD	Sell	767,000	600,669 USD	04/20/22	(12,979)
JPMorgan Chase Bank, N.A.	USD	Buy	1,410,000	1,779,039 CAD	04/04/22	(13,448)
Citibank, N.A.	USD	Buy	830,000	1,054,553 CAD	04/04/22	(13,771)
Goldman Sachs International	NZD	Sell	449,092	292,983 USD	12/20/22	(16,683)
Barclays Bank plc	CAD	Sell	2,168,000	1,716,027 USD	04/07/22	(18,613)
Deutsche Bank AG	CAD	Sell	5,000,000	3,980,543 USD	04/07/22	(20,009)
JPMorgan Chase Bank, N.A.	EUR	Sell	3,055,000	3,361,530 USD	04/14/22	(20,032)
JPMorgan Chase Bank, N.A.	AUD	Buy	11,330,000	8,501,523 USD	04/04/22	(21,620)
Deutsche Bank AG	GBP	Buy	3,929,000	5,184,056 USD	04/04/22	(22,741)
Bank of America, N.A.	GBP	Buy	937,000	1,256,451 USD	04/04/22	(25,565)
UBS AG	CAD	Sell	2,180,000	1,713,904 USD	04/27/22	(30,174)
Barclays Bank plc	CAD	Sell	1,805,000	1,412,596 USD	04/05/22	(31,618)
Citibank, N.A.	CAD	Sell	1,675,067	1,306,767 USD	04/04/22	(33,490)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 63

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
MACRO OPPORTUNITIES FUND

Forward Foreign Currency Exchange Contracts†† (concluded)
Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A.	CAD	Sell	2,600,000	2,045,976 USD	04/07/22	$(34,311)
Deutsche Bank AG	NZD	Sell	2,624,000	1,774,797 USD	12/20/22	(34,549)
Morgan Stanley Capital Services LLC	EUR	Sell	5,050,000	5,552,649 USD	04/14/22	(37,166)
JPMorgan Chase Bank, N.A.	AUD	Sell	12,900,000	9,568,407 USD	04/04/22	(86,560)
Barclays Bank plc	CAD	Sell	8,225,000	6,492,666 USD	04/06/22	(88,273)
UBS AG	NZD	Sell	6,204,128	4,210,233 USD	04/04/22	(90,424)
Deutsche Bank AG	GBP	Sell	18,833,536	24,622,397 USD	04/04/22	(118,206)
Barclays Bank plc	GBP	Sell	67,150,000	87,482,107 USD	04/14/22	(723,980)
Barclays Bank plc	CAD	Sell	61,842,000	48,566,403 USD	04/14/22	(912,409)
Barclays Bank plc	ILS	Sell	92,228,427	27,935,310 USD	08/01/22	(1,160,518)
Bank of America, N.A.	EUR	Sell	282,620,000	308,653,541 USD	04/14/22	(4,176,854)
						$(3,139,599)

OTC Interest Rate Swaptions Purchased
Counterparty/ Description	Floating Rate Type	Floating Rate Index	Payment Frequency	Fixed Rate	Expiration Date	Exercise Rate	Swaption Notional Amount	Swaption Value
Call
Goldman Sachs International 5-Year Interest Rate Swap	Pay	U.S. Secured Overnight Financing Rate	Annual	1.57%	12/01/31	1.57%	$62,077,000	$2,182,584
BNP Paribas 10-Year Interest Rate Swap	Pay	U.S. Secured Overnight Financing Rate	Annual	1.65%	12/08/31	1.65%	33,096,000	2,135,117
J.P. Morgan Securities plc 30-Year Interest Rate Swap	Pay	U.S. Secured Overnight Financing Rate	Annual	1.34%	12/09/31	1.34%	12,557,000	1,804,327
Citibank, N.A. 20-Year Interest Rate Swap	Pay	U.S. Secured Overnight Financing Rate	Annual	1.40%	12/04/28	1.40%	19,584,000	1,651,463
Goldman Sachs International 20-Year Interest Rate Swap	Pay	Sterling Overnight Interbank Average Rate	Annual	0.50%	12/03/26	0.50%	20,485,757	1,194,902
								$8,968,393

64 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
MACRO OPPORTUNITIES FUND

OTC Interest Rate Swaptions Purchased (concluded)
Counterparty/ Description	Floating Rate Type	Floating Rate Index	Payment Frequency	Fixed Rate	Expiration Date	Exercise Rate	Swaption Notional Amount	Swaption Value
Put
Goldman Sachs International 20-Year Interest Rate Swap	Receive	Sterling Overnight Interbank Average Rate	Annual	0.50%	12/03/26	0.50%	$20,485,758	$4,257,473
Goldman Sachs International 5-Year Interest Rate Swap	Receive	U.S. Secured Overnight Financing Rate	Annual	1.57%	12/01/31	1.57%	62,077,000	3,836,092
Citibank, N.A. 20-Year Interest Rate Swap	Receive	U.S. Secured Overnight Financing Rate	Annual	1.40%	12/04/28	1.40%	19,584,000	3,512,708
BNP Paribas 10-Year Interest Rate Swap	Receive	U.S. Secured Overnight Financing Rate	Annual	1.65%	12/08/31	1.65%	33,096,000	3,496,550
J.P. Morgan Securities plc 30-Year Interest Rate Swap	Receive	U.S. Secured Overnight Financing Rate	Annual	1.34%	12/09/31	1.34%	12,557,000	2,827,604
								$17,930,427

OTC Interest Rate Swaptions Written
Counterparty/ Description	Floating Rate Type	Floating Rate Index	Payment Frequency	Fixed Rate	Expiration Date	Exercise Rate	Swaption Notional Amount	Swaption Value
Call
Barclays Bank plc 20-Year Interest Rate Swap	Receive	Sterling Overnight Interbank Average Rate	Annual	0.54%	12/09/25	0.54%	$2,281,755	$(118,300)
Morgan Stanley Capital Services LLC 20-Year Interest Rate Swap	Receive	U.S. Secured Overnight Financing Rate	Annual	1.51%	12/13/23	1.51%	3,514,000	(137,946)
Barclays Bank plc 10-Year Interest Rate Swap	Receive	U.S. Secured Overnight Financing Rate	Annual	1.46%	12/14/23	1.46%	6,522,000	(147,123)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 65

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
MACRO OPPORTUNITIES FUND

OTC Interest Rate Swaptions Written (concluded)
Counterparty/ Description	Floating Rate Type	Floating Rate Index	Payment Frequency	Fixed Rate	Expiration Date	Exercise Rate	Swaption Notional Amount	Swaption Value
Call (concluded)
Barclays Bank plc 5-Year Interest Rate Swap	Receive	U.S. Secured Overnight Financing Rate	Annual	1.43%	12/11/23	1.43%	$12,369,000	$(172,826)
J.P. Morgan Securities plc 30-Year Interest Rate Swap	Receive	U.S. Secured Overnight Financing Rate	Annual	1.46%	12/09/25	1.46%	1,827,000	(178,351)
								$(754,546)
Put
J.P. Morgan Securities plc 30-Year Interest Rate Swap	Pay	U.S. Secured Overnight Financing Rate	Annual	1.46%	12/09/25	1.46%	$1,827,000	$(348,468)
Barclays Bank plc 20-Year Interest Rate Swap	Pay	Sterling Overnight Interbank Average Rate	Annual	0.54%	12/09/25	0.54%	2,281,754	(451,619)
Morgan Stanley Capital Services LLC 20-Year Interest Rate Swap	Pay	U.S. Secured Overnight Financing Rate	Annual	1.51%	12/13/23	1.51%	3,514,000	(470,414)
Barclays Bank plc 10-Year Interest Rate Swap	Pay	U.S. Secured Overnight Financing Rate	Annual	1.46%	12/14/23	1.46%	6,522,000	(527,173)
Barclays Bank plc 5-Year Interest Rate Swap	Pay	U.S. Secured Overnight Financing Rate	Annual	1.43%	12/11/23	1.43%	12,369,000	(607,259)
								$(2,404,933)

66 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
MACRO OPPORTUNITIES FUND

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Consolidated Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
◊

Variable rate security. Rate indicated is the rate effective at March 31, 2022. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[1]	Special Purpose Acquisition Company (SPAC).
[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as listed options collateral at March 31, 2022.
[4]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[5]

Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $3,130,548,309 (cost $3,260,527,203), or 39.1% of total net assets.

[6]	Rate indicated is the 7-day yield as of March 31, 2022.
[7]	Perpetual maturity.
[8]	Security is in default of interest and/or principal obligations.
[9]

Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $50,608,703 (cost $60,751,422), or 0.6% of total net assets — See Note 10.

[10]

Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at March 31, 2022. See table below for additional step information for each security.

[11]

All or a portion of this security has been physically segregated or earmarked in connection with reverse repurchase agreements. At March 31, 2022, the total market value of segregated or earmarked securities was $42,576,363 — See Note 6

[12]	Payment-in-kind security.
[13]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[14]	Security is an interest-only strip.
[15]	Rate indicated is the effective yield at the time of purchase.
[16]	All or a portion of this security is pledged as interest rate swap collateral at March 31, 2022.
[17]	Swaptions — See additional disclosure in the swaptions table above for more information on swaptions.
AUD — Australian Dollar
BofA — Bank of America
CAD — Canadian Dollar
CDX.NA.IG.33.V1 — Credit Default Swap North American Investment Grade Series 33 Index Version 1
CME — Chicago Mercantile Exchange
CMS — Constant Maturity Swap
CMT — Constant Maturity Treasury
CZK — Czech Koruna
EUR — Euro
EURIBOR — European Interbank Offered Rate
GBP — British Pound

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 67

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
MACRO OPPORTUNITIES FUND

HKD — Hong Kong Dollar
ICE — Intercontinental Exchange
ILS — Israeli New Shekel
JPM — J.P. Morgan Securities LLC
JPY — Japanese Yen
LCH — London Clearing House
LIBOR — London Interbank Offered Rate
NOK — Norwegian Krone
plc — Public Limited Company
PPV — Public-Private Venture
REMIC — Real Estate Mortgage Investment Conduit
SARL — Société à Responsabilité Limitée
SOFR — Secured Overnight Financing Rate
SONIA — Sterling Overnight Index Average
TELBOR — Tel Aviv Interbank Offered Rate
WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

68 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
MACRO OPPORTUNITIES FUND

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2022 (See Note 4 in the Notes to Consolidated Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$266,215,083	$3,884,848	$4,931,089		$275,031,020
Preferred Stocks	—	469,925,506	—	*	469,925,506
Warrants	2,493,757	—	—		2,493,757
Exchange-Traded Funds	64,719,325	—	—		64,719,325
Mutual Funds	196,282,710	—	—		196,282,710
Closed-End Funds	82,658,946	—	—		82,658,946
Money Market Funds	374,576,457	—	—		374,576,457
Corporate Bonds	—	2,348,343,440	159,803,687		2,508,147,127
Senior Floating Rate Interests	—	1,660,554,099	301,479,808		1,962,033,907
Asset-Backed Securities	—	1,109,996,612	245,357,454		1,355,354,066
Collateralized Mortgage Obligations	—	466,523,217	63,490,278		530,013,495
Foreign Government Debt	—	41,613,882	—		41,613,882
U.S. Government Securities	—	36,533,114	—		36,533,114
U.S. Treasury Bills	—	26,697,749	—		26,697,749
Senior Fixed Rate Interests	—	—	3,086,630		3,086,630
Commercial Paper	—	242,513,481	—		242,513,481
Options Purchased	—	331,073	—		331,073
Interest Rate Swaptions Purchased	—	26,898,820	—		26,898,820
Equity Futures Contracts**	5,009,939	—	—		5,009,939
Commodity Futures Contracts**	2,533,677	—	—		2,533,677
Interest Rate Swap Agreements**	—	12,780,324	—		12,780,324
Credit Index Swap Agreements**	—	492,740	—		492,740
Forward Foreign Currency Exchange Contracts**	—	4,713,296	—		4,713,296
Total Assets	$994,489,894	$6,451,802,201	$778,148,946		$8,224,441,041

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 69

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
MACRO OPPORTUNITIES FUND

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Options Written	$4,767	$—	$—	$4,767
Interest Rate Swaptions Written	—	3,159,479	—	3,159,479
Commodity Futures Contracts**	3,715,145	—	—	3,715,145
Credit Default Swap Agreements**	—	405,095	—	405,095
Interest Rate Swap Agreements**	—	2,627,214	—	2,627,214
Forward Foreign Currency Exchange Contracts**	—	7,852,895	—	7,852,895
Unfunded Loan Commitments (Note 9)	—	—	3,309,480	3,309,480
Total Liabilities	$3,719,912	$14,044,683	$3,309,480	$21,074,075

*	Security has a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of the period end, reverse repurchase agreements of $29,297,852 are categorized as Level 2 within the disclosure hierarchy — See Note 6.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at March 31, 2022	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Asset-Backed Securities	$109,457,247	Option Adjusted Spread off the prior month end broker quote	Broker Quote	—	—
Asset-Backed Securities	66,122,788	Yield Analysis	Yield	4.3%-6.4%	5.7%
Asset-Backed Securities	31,435,316	Option Adjusted Spread off third party pricing	Trade Price	—	—
Asset-Backed Securities	20,786,103	Third Party Pricing	Broker Quote	—	—
Asset-Backed Securities	17,556,000	Third Party Pricing	Trade Price	—	—
Collateralized Mortgage Obligations	32,597,539	Model Price	Market Comparable Yields	4.7%	—

70 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
MACRO OPPORTUNITIES FUND

Category	Ending Balance at March 31, 2022	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Collateralized Mortgage Obligations	$30,892,739	Option Adjusted Spread off the prior month end broker quote	Broker Quote	—	—
Common Stocks	4,188,929	Third Party Pricing	Broker Quote	—	—
Common Stocks	741,980	Enterprise Value	Valuation Multiple	3.2x-17.4x	9.4x
Common Stocks	180	Model Price	Liquidation Value	—	—
Corporate Bonds	97,280,659	Option Adjusted Spread off the prior month end broker quote	Broker Quote	—	—
Corporate Bonds	30,183,780	Third Party Pricing	Vendor Price	—	—
Corporate Bonds	22,043,248	Yield Analysis	Yield	4.7%	—
Corporate Bonds	10,296,000	Model Price	Purchase Price	—	—
Senior Fixed Rate Interests	3,086,630	Yield Analysis	Yield	5.3%	—
Senior Floating Rate Interests	181,983,807	Third Party Pricing	Broker Quote	—	—
Senior Floating Rate Interests	105,696,245	Yield Analysis	Yield	5.3%-8.9%	6.9%
Senior Floating Rate Interests	10,269,736	Model Price	Purchase Price	—	—
Senior Floating Rate Interests	3,530,020	Model Price	Market Comparable Yields	9.2%	—
Total Assets	$778,148,946
Liabilities:
Unfunded Loan Commitments	$3,309,480	Model Price	Purchase Price	—	—

*	Inputs are weighted by the fair value of the instruments.

Significant changes in a quote, yield, market comparable yields, liquidation value or valuation multiple would generally result in significant changes in the fair value of the security. Any remaining Level 3 securities held by the Fund and excluded from the table above, were not considered material to the Fund.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfer between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended March 31, 2022, the Fund had securities with a total value of $179,199,799 transfer into Level 3 from Level 2 due to a lack of observable inputs and had securities with a total value of $86,136,384 transfer out of Level 3 into Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 71

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
MACRO OPPORTUNITIES FUND

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended March 31, 2022:

	Assets
	Asset- Backed Securities	Collateralized Mortgage Obligations	Corporate Bonds	Senior Floating Rate Interests	Common Stocks
Beginning Balance	$134,755,864	$33,621,388	$132,694,814	$202,766,682	$1,167,187
Purchases/(Receipts)	74,586,000	—	67,214,090	131,157,251	—
(Sales, maturities and paydowns)/Fundings	(8,772,540)	(22,382,728)	(33,102,470)	(19,938,082)	(927)
Amortization of premiums/discounts	130,261	(10,998)	35,221	821,037	—
Total realized gains (losses) included in earnings	258,608	(10,469)	—	156,818	(6,599)
Total change in unrealized appreciation (depreciation) included in earnings	(5,055,475)	(997,082)	(4,341,513)	(2,352,639)	(394,798)
Transfers into Level 3	49,454,736	53,270,167	—	72,285,967	4,188,929
Transfers out of Level 3	—	—	(2,696,455)	(83,417,226)	(22,703)
Ending Balance	$245,357,454	$63,490,278	$159,803,687	$301,479,808	$4,931,089
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at March 31, 2022	$(5,055,475)	$(1,007,601)	$(4,109,998)	$(1,217,232)	$(308,373)

	Assets		Liabilities
	Senior Fixed Rate Interests	Total Assets	Unfunded Loan Commitments
Beginning Balance	$3,044,928	$508,050,863	$(3,698,361)
Purchases/(Receipts)	—	272,957,341	(925,839)
(Sales, maturities and paydowns)/Fundings	—	(84,196,747)	1,287,509
Amortization of premiums/discounts	1,352	976,873	24,904
Total realized gains (losses) included in earnings	—	398,358	53,765
Total change in unrealized appreciation (depreciation) included in earnings	40,350	(13,101,157)	(51,458)
Transfers into Level 3	—	179,199,799	—
Transfers out of Level 3	—	(86,136,384)	—
Ending Balance	$3,086,630	$778,148,946	$(3,309,480)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at March 31, 2022	$40,350	$(11,658,329)	$38,036

72 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
MACRO OPPORTUNITIES FUND

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, except GAIA Aviation Ltd. which is scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate	Future Reset Date
BRAVO Residential Funding Trust 2022-R1, 3.13% due 01/29/70	6.13%	01/30/25	—	—
GAIA Aviation Ltd. 2019-1, 3.97% due 12/15/44	2.00%	11/15/26	—	—
Platinum for Belize Blue Investment Company LLC, 1.60% due 10/20/40	2.10%	10/21/22	4.47%	10/21/25

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles’ annual report on Form N-CSR dated September 30, 2021, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000182126821000490/gugg83048-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended March 31, 2022, in which the company is an affiliated issuer, were as follows:

Security Name	Value 09/30/21	Additions	Reductions	Realized Gain (Loss)
Common Stocks
BP Holdco LLC*	$26,465	$—	$—	$—
Targus Group International Equity, Inc*	31,107	—	—	—
Mutual Funds
Guggenheim Alpha Opportunity Fund — Institutional Class	26,522,954	212,702	—	—
Guggenheim Risk Managed Real Estate Fund — Institutional Class	71,222,266	12,714,762	—	—
Guggenheim Strategy Fund II	17,552,529	971,716	—	—
Guggenheim Strategy Fund III	15,636,354	2,418,350	—	—
Guggenheim Ultra Short Duration Fund — Institutional Class	46,880,462	221,994	—	—
	$177,872,137	$16,539,524	$—	$—

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 73

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 31, 2022
MACRO OPPORTUNITIES FUND

Security Name	Change in Unrealized Appreciation (Depreciation)	Value 03/31/22	Shares 03/31/22	Investment Income	Capital Gain Distributions
Common Stocks
BP Holdco LLC*	$—	$26,465	37,539	$—	$—
Targus Group International Equity, Inc*	2,343	33,450	12,773	—	—
Mutual Funds
Guggenheim Alpha Opportunity Fund — Institutional Class	184,881	26,920,537	1,010,531	212,703	—
Guggenheim Risk Managed Real Estate Fund — Institutional Class	3,235,529	87,172,557	2,227,768	604,273	3,660,423
Guggenheim Strategy Fund II	(315,139)	18,209,106	741,715	129,981	—
Guggenheim Strategy Fund III	(328,177)	17,726,527	719,421	126,015	—
Guggenheim Ultra Short Duration Fund — Institutional Class	(848,473)	46,253,983	4,724,615	221,994	—
	$1,930,964	$196,342,625		$1,294,966	$3,660,423

*	Non-income producing security.

74 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
MACRO OPPORTUNITIES FUND

March 31, 2022

Assets:
Investments in unaffiliated issuers, at value (cost $8,299,534,774)	$8,002,568,440
Investments in affiliated issuers, at value (cost $182,520,022)	196,342,625
Foreign currency, at value (cost $12,682,814)	12,784,909
Cash	8,567,927
Segregated cash with broker	33,809,589
Unamortized upfront premiums paid on credit default swap agreements	1,349,100
Unamortized upfront premiums paid on interest rate swap agreements	737,015
Unrealized appreciation on OTC swap agreements	492,740
Unrealized appreciation on forward foreign currency exchange contracts	4,713,296
Prepaid expenses	451,646
Receivables:
Interest	53,465,206
Securities sold	15,271,699
Fund shares sold	9,944,162
Variation margin on futures contracts	1,688,467
Dividends	619,196
Foreign tax reclaims	28,240
Protection fees on credit default swap agreements	23,333
Swap settlement	18,888
Variation margin on credit default swap agreements	8,836
Total assets	8,342,885,314

Liabilities:
Unfunded loan commitments, at value (Note 9) (commitment fees received $3,992,490)	$3,309,480
Reverse repurchase agreements (Note 6)	29,297,852
Options written, at value (premiums received $2,615,982)	3,164,246
Segregated cash due to broker	8,961,815
Unamortized upfront premiums received on interest rate swap agreements	603,198
Unrealized depreciation on forward foreign currency exchange contracts	7,852,895
Payable for:
Securities purchased	249,367,837
Fund shares redeemed	23,053,907
Management fees	4,574,032
Distributions to shareholders	3,247,827
Fund accounting/administration fees	451,324
Distribution and service fees	287,654
Variation margin on interest rate swap agreements	265,290
Transfer agent/maintenance fees	110,372
Due to Investment Adviser	59,573
Trustees’ fees*	31,890
Miscellaneous	247,163
Total liabilities	334,886,355
Net assets	$8,007,998,959

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 75

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)(concluded)
MACRO OPPORTUNITIES FUND

March 31, 2022

Net assets consist of:
Paid in capital	$8,411,862,592
Total distributable earnings (loss)	(403,863,633)
Net assets	$8,007,998,959

A-Class:
Net assets	$392,771,639
Capital shares outstanding	15,111,579
Net asset value per share	$25.99
Maximum offering price per share (Net asset value divided by 96.00%)	$27.07

C-Class:
Net assets	$185,983,979
Capital shares outstanding	7,160,470
Net asset value per share	$25.97

P-Class:
Net assets	$201,021,949
Capital shares outstanding	7,730,492
Net asset value per share	$26.00

Institutional Class:
Net assets	$7,039,340,118
Capital shares outstanding	270,443,232
Net asset value per share	$26.03

R6-Class:
Net assets	$188,881,274
Capital shares outstanding	7,258,952
Net asset value per share	$26.02

76 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED STATEMENT OF OPERATIONS (Unaudited)
MACRO OPPORTUNITIES FUND

Six Months Ended March 31, 2022

Investment Income:
Dividends from securities of unaffiliated issuers	$9,252,968
Dividends from securities of affiliated issuers	1,294,966
Interest from securities of unaffiliated issuers (net of foreign withholding tax of $20,941)	161,177,578
Total investment income	171,725,512

Expenses:
Management fees	35,576,843
Distribution and service fees:
A-Class	528,603
C-Class	994,871
P-Class	222,322
Transfer agent/maintenance fees:
A-Class	198,661
C-Class	103,177
P-Class	130,854
Institutional Class	2,953,156
R6-Class	3,630
Fund accounting/administration fees	2,638,759
Professional fees	288,263
Line of credit fees	227,557
Custodian fees	103,145
Trustees’ fees*	22,862
Interest expense	376
Miscellaneous	341,568
Recoupment of previously waived fees:
A-Class	146,683
C-Class	59,862
P-Class	54,010
R6-Class	106
Total expenses	44,595,308
Less:
Expenses reimbursed by Adviser:
A-Class	(10,228)
C-Class	(5,653)
P-Class	(43,184)
Institutional Class	(2,925,185)
R6-Class	(3,958)
Expenses waived by Adviser	(1,430,238)
Earnings credits applied	(17,506)
Total waived/reimbursed expenses	(4,435,952)
Net expenses	40,159,356
Net investment income	131,566,156

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 77

CONSOLIDATED STATEMENT OF OPERATIONS (Unaudited)(concluded)
MACRO OPPORTUNITIES FUND

Six Months Ended March 31, 2022

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	$(9,234,408)
Distributions received from affiliated investment companies	3,660,423
Investments sold short	245,563
Swap agreements	(1,892,453)
Futures contracts	(9,147,776)
Options purchased	(21,601,855)
Options written	28,138,859
Forward foreign currency exchange contracts	34,717,671
Foreign currency transactions	(8,230,024)
Net realized gain	16,656,000
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(378,487,714)
Investments in affiliated issuers	1,930,964
Investments sold short	(258,791)
Swap agreements	12,703,048
Futures contracts	13,047,106
Options purchased	(13,467,218)
Options written	(2,062,228)
Forward foreign currency exchange contracts	(17,236,361)
Foreign currency translations	333,504
Net change in unrealized appreciation (depreciation)	(383,497,690)
Net realized and unrealized loss	(366,841,690)
Net decrease in net assets resulting from operations	$(235,275,534)

78 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS
MACRO OPPORTUNITIES FUND

	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021
Increase (Decrease) in Net Assets from Operations:
Net investment income	$131,566,156	$239,774,083
Net realized gain on investments	16,656,000	137,673,804
Net change in unrealized appreciation (depreciation) on investments	(383,497,690)	43,672,282
Net increase (decrease) in net assets resulting from operations	(235,275,534)	421,120,169

Distributions to shareholders:
A-Class	(6,449,897)	(14,764,867)
C-Class	(2,291,308)	(6,958,834)
P-Class	(2,723,052)	(4,838,625)
Institutional Class	(123,505,374)	(238,591,049)
R6-Class	(3,460,912)	(6,773,294)
Total distributions to shareholders	(138,430,543)	(271,926,669)

Capital share transactions:
Proceeds from sale of shares
A-Class	77,169,486	235,685,397
C-Class	11,955,872	45,952,659
P-Class	76,935,577	95,919,416
Institutional Class	1,793,514,485	3,976,890,531
R6-Class	30,761,824	71,972,977
Distributions reinvested
A-Class	5,516,864	12,141,681
C-Class	2,003,679	6,099,243
P-Class	2,721,029	4,835,559
Institutional Class	107,714,002	208,271,783
R6-Class	3,460,733	6,770,877
Cost of shares redeemed
A-Class	(106,284,120)	(135,116,396)
C-Class	(26,818,337)	(71,617,733)
P-Class	(32,872,900)	(39,880,927)
Institutional Class	(1,440,260,818)	(1,501,457,579)
R6-Class	(33,374,315)	(22,498,771)
Net increase from capital share transactions	472,143,061	2,893,968,717
Net increase in net assets	98,436,984	3,043,162,217

Net assets:
Beginning of period	7,909,561,975	4,866,399,758
End of period	$8,007,998,959	$7,909,561,975

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 79

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (concluded)
MACRO OPPORTUNITIES FUND

	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021
Capital share activity:
Shares sold
A-Class	2,880,878	8,625,070
C-Class	445,736	1,685,027
P-Class	2,874,034	3,504,866
Institutional Class	66,897,618	145,580,629
R6-Class	1,148,715	2,630,538
Shares issued from reinvestment of distributions
A-Class	206,922	446,031
C-Class	75,232	224,373
P-Class	102,264	177,495
Institutional Class	4,036,385	7,636,796
R6-Class	129,665	248,502
Shares redeemed
A-Class	(3,984,945)	(4,959,407)
C-Class	(1,005,687)	(2,626,829)
P-Class	(1,235,251)	(1,476,585)
Institutional Class	(54,125,550)	(55,109,331)
R6-Class	(1,258,872)	(829,134)
Net increase in shares	17,187,144	105,758,041

80 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED FINANCIAL HIGHLIGHTS
MACRO OPPORTUNITIES FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Six Months Ended March 31, 2022[a]	Year Ended Sept. 30, 2021	Year Ended Sept. 30, 2020	Year Ended Sept. 30, 2019	Year Ended Sept. 30, 2018	Year Ended Sept. 30, 2017
Per Share Data
Net asset value, beginning of period	$27.19	$26.31	$25.82	$26.53	$26.67	$26.01
Income (loss) from investment operations:
Net investment income (loss)[b]	.38	.91	.74	.72	.72	.95
Net gain (loss) on investments (realized and unrealized)	(1.17)	1.04	.61	(.62)	(.08)	.68
Total from investment operations	(.79)	1.95	1.35	.10	.64	1.63
Less distributions from:
Net investment income	(.41)	(1.07)	(.86)	(.79)	(.78)	(.97)
Net realized gains	—	—	—	(.02)	—	—
Total distributions	(.41)	(1.07)	(.86)	(.81)	(.78)	(.97)
Net asset value, end of period	$25.99	$27.19	$26.31	$25.82	$26.53	$26.67

Total Return[c]	(2.94%)	7.49%	5.39%	0.41%	2.42%	6.33%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$392,772	$435,293	$312,986	$461,781	$714,630	$893,104
Ratios to average net assets:
Net investment income (loss)	2.88%	3.35%	2.90%	2.76%	2.72%	3.58%
Total expenses[d]	1.38%	1.43%	1.51%	1.47%	1.43%	1.42%
Net expenses[e,f,g]	1.34%	1.37%	1.39%	1.39%	1.33%	1.27%
Portfolio turnover rate	24%	84%	130%	46%	66%	61%

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 81

CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)
MACRO OPPORTUNITIES FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Six Months Ended March 31, 2022[a]	Year Ended Sept. 30, 2021	Year Ended Sept. 30, 2020	Year Ended Sept. 30, 2019	Year Ended Sept. 30, 2018	Year Ended Sept. 30, 2017
Per Share Data
Net asset value, beginning of period	$27.17	$26.29	$25.80	$26.52	$26.65	$25.99
Income (loss) from investment operations:
Net investment income (loss)[b]	.29	.72	.55	.52	.53	.75
Net gain (loss) on investments (realized and unrealized)	(1.18)	1.03	.61	(.62)	(.08)	.68
Total from investment operations	(.89)	1.75	1.16	(.10)	.45	1.43
Less distributions from:
Net investment income	(.31)	(.87)	(.67)	(.60)	(.58)	(.77)
Net realized gains	—	—	—	(.02)	—	—
Total distributions	(.31)	(.87)	(.67)	(.62)	(.58)	(.77)
Net asset value, end of period	$25.97	$27.17	$26.29	$25.80	$26.52	$26.65

Total Return[c]	(3.31%)	6.70%	4.60%	(0.37%)	1.69%	5.55%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$185,984	$207,739	$219,866	$321,576	$433,121	$434,634
Ratios to average net assets:
Net investment income (loss)	2.14%	2.64%	2.15%	2.00%	1.98%	2.83%
Total expenses[d]	2.13%	2.18%	2.25%	2.20%	2.18%	2.14%
Net expenses[e,f,g]	2.09%	2.12%	2.15%	2.13%	2.09%	2.03%
Portfolio turnover rate	24%	84%	130%	46%	66%	61%

82 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)
MACRO OPPORTUNITIES FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

P-Class	Six Months Ended March 31, 2022[a]	Year Ended Sept. 30, 2021	Year Ended Sept. 30, 2020	Year Ended Sept. 30, 2019	Year Ended Sept. 30, 2018	Year Ended Sept. 30, 2017
Per Share Data
Net asset value, beginning of period	$27.20	$26.32	$25.82	$26.54	$26.68	$26.02
Income (loss) from investment operations:
Net investment income (loss)[b]	.39	.91	.74	.71	.73	.92
Net gain (loss) on investments (realized and unrealized)	(1.18)	1.04	.62	(.62)	(.09)	.71
Total from investment operations	(.79)	1.95	1.36	.09	.64	1.63
Less distributions from:
Net investment income	(.41)	(1.07)	(.86)	(.79)	(.78)	(.97)
Net realized gains	—	—	—	(.02)	—	—
Total distributions	(.41)	(1.07)	(.86)	(.81)	(.78)	(.97)
Net asset value, end of period	$26.00	$27.20	$26.32	$25.82	$26.54	$26.68

Total Return	(2.95%)	7.48%	5.42%	0.37%	2.42%	6.33%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$201,022	$162,928	$99,575	$126,334	$160,578	$188,980
Ratios to average net assets:
Net investment income (loss)	2.89%	3.33%	2.91%	2.73%	2.73%	3.48%
Total expenses[d]	1.42%	1.45%	1.50%	1.46%	1.46%	1.44%
Net expenses[e,f,g]	1.34%	1.37%	1.40%	1.39%	1.33%	1.26%
Portfolio turnover rate	24%	84%	130%	46%	66%	61%

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 83

CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)
MACRO OPPORTUNITIES FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Six Months Ended March 31, 2022[a]	Year Ended Sept. 30, 2021	Year Ended Sept. 30, 2020	Year Ended Sept. 30, 2019	Year Ended Sept. 30, 2018	Year Ended Sept. 30, 2017
Per Share Data
Net asset value, beginning of period	$27.23	$26.34	$25.85	$26.57	$26.71	$26.04
Income (loss) from investment operations:
Net investment income (loss)[b]	.44	1.02	.85	.81	.84	1.02
Net gain (loss) on investments (realized and unrealized)	(1.18)	1.05	.60	(.61)	(.09)	.71
Total from investment operations	(.74)	2.07	1.45	.20	.75	1.73
Less distributions from:
Net investment income	(.46)	(1.18)	(.96)	(.90)	(.89)	(1.06)
Net realized gains	—	—	—	(.02)	—	—
Total distributions	(.46)	(1.18)	(.96)	(.92)	(.89)	(1.06)
Net asset value, end of period	$26.03	$27.23	$26.34	$25.85	$26.57	$26.71

Total Return	(2.74%)	7.91%	5.84%	0.77%	2.83%	6.73%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,039,340	$6,906,534	$4,097,303	$5,396,868	$6,065,678	$4,591,424
Ratios to average net assets:
Net investment income (loss)	3.29%	3.74%	3.32%	3.12%	3.15%	3.86%
Total expenses[d]	1.04%	1.08%	1.17%	1.13%	1.08%	1.06%
Net expenses[e,f,g]	0.93%	0.96%	0.99%	0.98%	0.93%	0.91%
Portfolio turnover rate	24%	84%	130%	46%	66%	61%

84 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)
MACRO OPPORTUNITIES FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

R6-Class	Six Months Ended March 31, 2022[a]	Year Ended Sept. 30, 2021	Year Ended Sept. 30, 2020	Period Ended Sept. 30, 2019[h]
Per Share Data
Net asset value, beginning of period	$27.22	$26.34	$25.84	$25.98
Income (loss) from investment operations:
Net investment income (loss)[b]	.44	1.02	.87	.36
Net gain (loss) on investments (realized and unrealized)	(1.18)	1.04	.58	(.03)
Total from investment operations	(.74)	2.06	1.45	.33
Less distributions from:
Net investment income	(.46)	(1.18)	(.95)	(.47)
Total distributions	(.46)	(1.18)	(.95)	(.47)
Net asset value, end of period	$26.02	$27.22	$26.34	$25.84

Total Return	(2.74%)	7.91%	5.81%	1.30%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$188,881	$197,067	$136,669	$676
Ratios to average net assets:
Net investment income (loss)	3.28%	3.74%	3.41%	2.79%
Total expenses[d]	0.97%	1.01%	1.09%	1.11%
Net expenses[e,f,g]	0.93%	0.96%	0.99%	1.03%
Portfolio turnover rate	24%	84%	130%	46%

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 85

CONSOLIDATED FINANCIAL HIGHLIGHTS (concluded)
MACRO OPPORTUNITIES FUND

[a]	Unaudited figures for the period ended March 31, 2022. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements for the periods presented was as follows:

	3/31/22[a]	9/30/21	9/30/20	9/30/19	9/30/18	9/30/17
A-Class	0.07%	0.10%	0.03%	0.02%	0.04%	0.02%
C-Class	0.06%	0.08%	0.05%	0.05%	0.11%	0.00%
P-Class	0.06%	0.09%	0.03%	0.04%	0.04%	0.04%
Institutional Class	—	—	0.00%*	0.00%*	—	—
R6-Class	0.00%*	0.00%*	0.00%*	0.00%*,h	N/A	N/A

*	Less than 0.01%
[g]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the periods presented would be:

	3/31/22[a]	9/30/21	9/30/20	9/30/19	9/30/18	9/30/17
A-Class	1.33%	1.33%	1.33%	1.33%	1.31%	1.25%
C-Class	2.08%	2.08%	2.08%	2.07%	2.06%	2.00%
P-Class	1.33%	1.33%	1.33%	1.33%	1.31%	1.24%
Institutional Class	0.92%	0.92%	0.92%	0.92%	0.90%	0.88%
R6-Class	0.92%	0.92%	0.92%	0.92%[h]	N/A	N/A

[h]	Since commencement of operations: March 13, 2019. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

86 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)

Note 1 – Organization, Consolidation of Subsidiary and Significant Accounting Policies

Organization

Guggenheim Funds Trust (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate fund. The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each fund separately.

The Trust offers a combination of five separate classes of shares: A-Class shares, C-Class shares, P-Class shares, R6-Class shares and Institutional Class shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share (“NAV”), with the exception of A-Class shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% contingent deferred sales charge (“CDSC”), if shares are redeemed within 12 months of purchase. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase. C-Class shares automatically convert to A-Class shares on or about the 10th day of the month following the 10-year anniversary of the purchase of the C-Class shares. This conversion will be executed without any sales charge, fee or other charge. After the conversion is completed, the shares will be subject to all features and expenses of A-Class shares. Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, endowments, foundations and corporations. Institutional Class shares require a minimum initial investment of $2 million and a minimum account balance of $1 million. R6-Class shares are offered primarily through qualified retirement and benefit plans. R6-Class shares are also offered through certain other plans and platforms sponsored by financial intermediaries. Certain institutional investors and others deemed appropriate by Guggenheim Investments (“GI”) may also be eligible to purchase R6-Class shares subject to a $2 million minimum initial investment. At March 31, 2022, the Trust consisted of nineteen funds (the “Funds”).

This report covers the Macro Opportunities Fund (the “Fund”), a diversified investment company. At March 31, 2022, A-Class, C-Class, P-Class, Institutional Class and R6-Class and shares have been issued by the Fund.

Guggenheim Partners Investment Management, LLC (“GPIM”), which operates under the name Guggenheim Investments, provides advisory services. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI and GFD are affiliated entities.

Consolidation of Subsidiary

The consolidated financial statements of the Fund include the accounts of a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). Significant inter-company accounts and transactions have been eliminated in consolidation for the Fund.

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The Fund may invest up to 25% of its total assets in its Subsidiary which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies.

A summary of the Fund’s investment in its Subsidiary is as follows:

Inception Date of Subsidiary	Subsidiary Net Assets at March 31, 2022	% of Net Assets of the Fund at March 31, 2022
01/08/15	$26,375,122	0.3%

Significant Accounting Policies

The Fund operates as an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The NAV of each Class of the Fund is calculated by dividing the market value of the Fund’s securities and other assets, less all liabilities, attributable to the Class by the number of outstanding shares of the Class.

(a) Valuation of Investments

The Board of Trustees of the Fund (the “Board”) has adopted policies and procedures for the valuation of the Fund’s investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund’s securities and/or other assets.

Valuations of the Fund’s securities and other assets are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Fund’s officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

88 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System shall generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there is no sale on the valuation date, exchange-traded U.S. equity securities will be valued on the basis of the last bid price.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, under the Valuation Procedures, the Valuation Committee and GI are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Open-end investment companies are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are valued at the last quoted sale price.

U.S. Government securities are valued by independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

Typically, loans are valued using information provided by an independent third party pricing service that uses broker quotes, among other inputs. If the pricing service cannot or does not provide a valuation for a particular loan, or such valuation is deemed unreliable, such investment is valued based on a quote from a broker-dealer or is fair valued by the Valuation Committee.

Exchange-traded options are valued at the mean of the bid and ask prices on the principal exchange on which they are traded. Over-the-counter (“OTC”) options and options on swaps (“swaptions”) are valued using a price provided by a pricing service.

The value of futures contracts is accounted for using the unrealized appreciation or depreciation on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The value of interest rate swap agreements entered into by the Fund is accounted for using the unrealized appreciation or depreciation on the agreements that is determined using the previous day’s close price from the applicable exchange adjusted for the current day’s spreads.

The values of other swap agreements entered into by the Fund are accounted for using the unrealized appreciation or depreciation on the agreements that are determined by marking the agreements to the last quoted value of the index or other underlying position that the swaps pertain to at the close of the NYSE.

Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by GI, subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value”. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis.

In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

90 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

(b) Special Purpose Acquisition Companies

The Fund may acquire an interest in a special purpose acquisition company (“SPAC”) in an initial public offering or a secondary market transaction. SPAC investments carry many of the same risks as investments in initial public offering securities, such as erratic price movements, greater risk of loss, lack of information about the issuer, limited operating and little public or no trading history, and higher transaction costs. An investment in a SPAC is typically subject to a higher risk of dilution by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC and interests in SPACs may be illiquid and/or be subject to restrictions on resale. A SPAC is a publicly traded company that raises investment capital for the purpose of acquiring the equity securities of one or more existing companies (or interests therein) via merger, combination, acquisition or other similar transactions. Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. government securities, money market securities and cash and does not typically pay dividends in respect of its common stock. SPAC investments are also subject to the risk that a significant portion of the funds raised by the SPAC may be expended during the search for a target acquisition or merger and that the SPAC may have limited time in which to conduct due diligence on potential business combination targets. Because SPACs are in essence blank check companies without operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Among other conflicts of interest, the economic interests of the management, directors, officers and related parties of a SPAC can differ from the economic interests of public shareholders, which may lead to conflicts as they evaluate, negotiate and recommend business combination transactions to shareholders. This risk may become more acute as the deadline for the completion of a business combination nears. There is no guarantee that the SPACs in which the Fund invests will complete an acquisition or that any acquisitions that are completed will be profitable.

(c) U.S. Government and Agency Obligations

Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedule of Investments reflect the effective rates paid at the time of purchase by the Fund. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

(d) Senior Floating Rate Interests and Loan Investments

Senior floating rate interests in which the Fund invests generally pay interest rates which are periodically adjusted by reference to a base short-term floating rate, plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the one-month or three-month London Inter-Bank Offered Rate (“LIBOR”), (ii) the prime rate offered by one or more major United States banks, or (iii) the bank’s certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities disclosed in the Fund’s Consolidated Schedule of Investments.

The Fund invests in loans and other similar debt obligations (“obligations”). A portion of the Fund’s investments in these obligations is sometimes referred to as “covenant lite” loans or obligations (“covenant lite obligations”), which are obligations that lack covenants or possess fewer or less restrictive covenants or constraints on borrowers than certain other types of obligations. The Fund may also obtain exposure to covenant lite obligations through investment in securitization vehicles and other structured products. In recent market conditions, many new or reissued obligations have not featured traditional covenants, which are intended to protect lenders and investors by (i) imposing certain restrictions or other limitations on a borrower’s operations or assets or (ii) providing certain rights to lenders. The Fund may have fewer rights with respect to covenant lite obligations, including fewer protections against the possibility of default and fewer remedies in the event of default. As a result, investments in (or exposure to) covenant lite obligations are subject to more risk than investments in (or exposure to) certain other types of obligations. The Fund is subject to other risks associated with investments in (or exposure to) obligations, including that obligations may not be considered “securities” and, as a result, the Fund may not be entitled to rely on the anti-fraud protections under the federal securities laws and instead may have to resort to state law and direct claims.

(e) Interest on When-Issued Securities

The Fund may purchase and sell interests in securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, it may sell such securities before the settlement date.

(f) Short Sales

When the Fund engages in a short sale of a security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale.

Fees, if any, paid to brokers to borrow securities in connection with short sales are recorded as interest expense. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the obligation to the lender and record this as an expense. Short dividend or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. The Fund may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short.

92 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

(g) Options

Upon the purchase of an option, the premium paid is recorded as an investment, the value of which is marked-to-market daily. If a purchased option expires, the Fund realizes a loss in the amount of the cost of the option. When the Fund enters into a closing sale transaction, it realizes a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security purchased by the Fund upon exercise increases by the premium originally paid.

When the Fund writes (sells) an option, an amount equal to the premium received is entered in that Fund’s accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When a written option expires, or if the Fund enters into a closing purchase transaction, it realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).

The Fund may purchase and write options on swaps (“swaptions”) primarily to preserve a return or spread on a particular investment or portion of the Fund’s holdings, as a duration management technique or to protect against an increase in the price of securities in anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate swap agreement at any time before the expiration of the options. The swaptions are forward premium swaptions which have extended settlement dates.

(h) Futures Contracts

Upon entering into a futures contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(i) Swap Agreements

Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized appreciation or depreciation. Payments received or made as a result of an agreement or termination of an agreement are recognized as realized gains or losses.

Upon entering into certain centrally-cleared swap transactions, a Fund is required to deposit with its clearing broker an amount of cash or securities as an initial margin. Subsequent variation margin receipts or payments are received or made by the Fund depending on fluctuations in the fair value of the reference entity and are recorded by the Fund as unrealized appreciation or

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Upfront payments received or made by a Fund on credit default swap agreements and interest rate swap agreements are amortized over the expected life of the agreement. Periodic payments received or paid by a Fund are recorded as realized gains or losses. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses.

(j) Currency Translations

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation, or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

The Fund does not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized gain or loss and unrealized appreciation or depreciation on investments.

Reported net realized foreign exchange gains and losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized appreciation and depreciation arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

(k) Forward Foreign Currency Exchange Contracts

The change in value of a forward foreign currency exchange contract is recorded as unrealized appreciation or depreciation until the contract is closed. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

(l) Foreign Taxes

The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist

94 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and reflected in its Consolidated Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income and foreign taxes on capital gains from sales of investments are included with the net realized gain (loss) on investments. Foreign taxes payable or deferred as of March 31, 2022, if any, are disclosed in the Fund’s Consolidated Statement of Assets and Liabilities.

(m) Security Transactions

Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as a reduction to cost if the securities are still held and as realized gains if no longer held in the Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries, if any. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Interest income also includes paydown gains and losses on mortgage-backed and asset-backed securities and senior and subordinated loans. Amendment fees are earned as compensation for evaluating and accepting changes to the original loan agreement and are recognized when received. Dividend income from Real Estate Investment Trusts (“REITs”) is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to realized gains. The actual amounts of income, return of capital, and realized gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Income from residual collateralized loan obligations is recognized using the effective interest method. At the time of purchase, management estimates the future expected cash flows and determines the effective yield and estimated maturity date based on the estimated cash flows. Subsequent to the purchase, the estimated cash flows are updated periodically and a revised yield is calculated prospectively.

The Fund may receive other income from investments in senior loan interests including amendment fees, consent fees and commitment fees. For funded loans, these fees are recorded as income when received by the Fund and included in interest income on the Consolidated Statement of Operations. For unfunded loans, commitment fees are included in realized gain on investments on the Consolidated Statement of Operations at the end of the commitment period.

(n) Distributions

The Fund declares dividends from investment income daily. The Fund pays its shareholders from its net investment income monthly and distributes any net capital gains that it has realized, at least annually. Distributions to shareholders are recorded on the ex-dividend date. Dividends are

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reinvested in additional shares, unless shareholders request payment in cash. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for U.S. federal income tax purposes.

(o) Class Allocations

Interest and dividend income, most expenses, all realized gains and losses, and all unrealized appreciation and depreciation are allocated to the classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution and service fees are charged directly to specific classes. In addition, certain expenses have been allocated to the individual Funds in the Trust based on the respective net assets of each Fund included in the Trust.

(p) Earnings Credits

Under the fee arrangement with the custodian, the Fund may earn credits based on overnight custody cash balances. These credits are utilized to reduce related custodial expenses. The custodian fees disclosed in the Consolidated Statement of Operations are before the reduction in expense from the related earnings credits, if any. Earnings credits for the period ended March 31, 2022, are disclosed in the Consolidated Statement of Operations.

(q) Cash

The Fund may leave cash overnight in its cash account with the custodian. Periodically, the Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 0.33% at March 31, 2022.

(r) Indemnifications

Under the Fund’s organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Note 2 – Financial Instruments and Derivatives

As part of its investment strategy, the Fund utilizes short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Consolidated Financial Statements.

96 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

Short Sales

A short sale is a transaction in which the Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Fund utilized derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Income: the use of any instrument that distributes cash flows typically based upon some rate of interest.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Speculation: the use of an instrument to express macro-economic and other investment views.

Options Purchased and Written

A call option on a security gives the purchaser of the option the right to buy, and the writer of a call option the obligation to sell, the underlying security. The purchaser of a put option has the right to sell, and the writer of the put option the obligation to buy, the underlying security at any time during the option period. The risk associated with purchasing options is limited to the premium originally paid.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

The following table represents the Fund’s use and volume of call/put options purchased on a monthly basis:

	Average Notional Amount
Use	Call	Put
Duration, Hedge, Speculation	$3,261,753,631	$346,759,400

The risk in writing a call option is that a Fund may incur a loss if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there may be an imperfect correlation between the movement in prices of options and the underlying securities where a Fund may not be able to enter into a closing transaction because of an illiquid secondary market; or, for OTC options, a Fund may be at risk because of the counterparty’s inability to perform.

The following table represents the Fund’s use and volume of call/put options written on a monthly basis:

	Average Notional Amount
Use	Call	Put
Hedge, Speculation	$199,598,831	$286,435,151

Futures Contracts

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as segregated cash with broker on the Consolidated Statement of Assets and Liabilities; securities held as collateral are noted on the Consolidated Schedule of Investments.

The following table represents the Fund’s use and volume of futures on a monthly basis:

	Average Notional Amount
Use	Long	Short
Speculation	$183,395,880	$42,341,855

98 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing OTC swaps, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a Fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as an index) for a fixed or variable interest rate. Total return swaps will usually be computed based on the current value of the reference asset as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing total return swaps, the Fund bears the risk of the loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying reference asset declines in value.

The following table represents the Fund’s use and volume of total return swaps on a monthly basis:

	Average Notional Amount
Use	Long	Short
Income, Index exposure, Speculation	$9,518,210	$—

Interest rate swaps involve the exchange by the Fund with another party for its respective commitment to pay or receive a fixed or variable interest rate on a notional amount of principal. Interest rate swaps are generally centrally-cleared, but central clearing does not make interest rate swap transactions risk free.

The following table represents the Fund’s use and volume of interest rate swaps on a monthly basis:

	Average Notional Amount
Use	Pay Floating Rate	Receive Floating Rate
Duration, Hedge, Speculation	$7,919,877,500	$567,288,000

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. The Fund enters into credit default swaps as a “seller” or “buyer” of protection primarily to gain or reduce exposure to the investment grade and/or high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. The buyer in a credit default swap is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If a credit event occurs, as defined under the terms of the swap agreement, the seller will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The notional amount reflects the maximum potential amount the seller of credit protection could be required to pay to the buyer if a credit event occurs. The seller of protection receives periodic premium payments from the buyer and may also receive or pay an upfront premium adjustment to the stated periodic payments. In the event a credit default occurs on a credit default swap referencing an index, a factor adjustment will take place and the buyer of protection will receive a payment reflecting the par less the default recovery rate of the defaulted index component based on its weighting in the index. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the fund selling the credit protection. For a fund utilizing centrally cleared credit default swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. For OTC credit default swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which a fund is selling credit protection, the default of a third party issuer.

The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The following table represents the Fund’s use and volume of credit default swaps on a monthly basis:

	Average Notional Amount
Use	Protection Sold	Protection Purchased
Income, Index exposure	$58,333,333	$29,383,333

100 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Fund may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.

The following table represents the Fund’s use and volume of forward foreign currency exchange contracts on a monthly basis:

	Average Value
Use	Purchased	Sold
Hedge, Income	$418,779,958	$988,313,393

Derivative Investment Holdings Categorized by Risk Exposure

The following is a summary of the location of derivative investments on the Fund’s Consolidated Statement of Assets and Liabilities as of March 31, 2022:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Equity/Commodity futures contracts	Variation margin on futures contracts	—
Credit/Interest rate swap contracts	Unamortized upfront premiums paid on interest rate swap agreements	Unamortized upfront premiums received on interest rate swap agreements
	Unamortized upfront premiums paid on credit default swap agreements	Variation margin on interest rate swap agreements
Variation margin on credit default swap agreements
Unrealized appreciation on OTC swap agreements
Equity/Interest rate option contracts	Investments in unaffiliated issuers, at value	Options written, at value
Currency forward contracts	Unrealized appreciation on forward foreign currency exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

The following tables set forth the fair value of the Fund’s derivative investments categorized by primary risk exposure at March 31, 2022:

Asset Derivative Investments Value
Futures Equity Risk*	Futures Commodity Risk*	Swaps Interest Rate Risk*	Swaps Credit Risk*	Options Purchased Equity Risk	Options Purchased Interest Rate Risk	Forward Foreign Currency Exchange Risk	Total Value at March 31, 2022
$5,009,939	$2,533,677	$12,780,324	$492,740	$—	$27,229,893.	$4,713,296	$52,759,869

Liability Derivative Investments Value
Futures Equity Risk*	Futures Commodity Risk*	Swaps Interest Rate Risk*	Swaps Credit Risk*	Options Written Equity Risk	Options Written Interest Rate Risk	Forward Foreign Currency Exchange Risk	Total Value at March 31, 2022
$—	$3,715,145	$2,627,214	$405,095	$4,767	$3,159,479	$7,852,895	$17,764,595.

*

Includes cumulative appreciation (depreciation) of exchange-traded, OTC and centrally-cleared derivatives contracts as reported on the Consolidated Schedule of Investments. For exchange-traded and centrally-cleared derivatives, variation margin is reported within the Consolidated Statement of Assets and Liabilities.

The following is a summary of the location of derivative investments on the Fund’s Consolidated Statement of Operations for the period ended March 31, 2022:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity/Commodity futures contracts	Net realized gain (loss) on futures contracts
Net change in unrealized appreciation (depreciation) on futures contracts
Interest rate/Credit swap contracts	Net realized gain (loss) on swap agreements
Net change in unrealized appreciation (depreciation) on swap agreements
Equity/Interest rate option contracts	Net realized gain (loss) on options purchased
Net change in unrealized appreciation (depreciation) on options purchased
Net realized gain (loss) on options written
Net change in unrealized appreciation (depreciation) on options written
Currency forward contracts	Net realized gain (loss) on forward foreign currency exchange contracts
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts

102 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

The following is a summary of the Fund’s realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Consolidated Statement of Operations categorized by primary risk exposure for the period ended March 31, 2022:

Realized Gain (Loss) on Derivative Investments Recognized on the Consolidated Statement of Operations
Futures Equity Risk	Futures Commodity Risk	Swaps Interest Rate Risk	Swaps Credit Risk	Options Written Equity Risk	Options Purchased Equity Risk	Options Written Commodity Risk
$(2,164,800)	$(6,982,976)	$(1,861,291)	$(31,162)	$7,053,190	$(14,311,380)	$726,308

Options Purchased Commodity Risk	Options Written Foreign Currency Exchange Risk	Options Purchased Foreign Currency Exchange Risk	Options Written Interest Rate Risk	Options Purchased Interest Rate Risk	Forward Foreign Currency Exchange Risk	Total
$(1,873,989)	$20,451,644	$(6,726,299)	$(92,283)	$1,309,813	$34,717,671	$30,214,446

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Consolidated Statement of Operations
Futures Equity Risk	Futures Commodity Risk	Swaps Interest Rate Risk	Swaps Credit Risk	Options Written Equity Risk	Options Purchased Equity Risk	Options Written Commodity Risk
$5,009,939	$8,037,167	$12,474,933	$228,115	$(1,225,313)	$(1,303,680)	$—

Options Purchased Commodity Risk	Options Written Foreign Currency Exchange Risk	Options Purchased Foreign Currency Exchange Risk	Options Written Interest Rate Risk	Options Purchased Interest Rate Risk	Forward Foreign Currency Exchange Risk	Total
$—	$(140,942)	$59,089	$(695,973)	$(12,222,627)	$(17,236,361)	$(7,015,653)

In conjunction with short sales and the use of derivative instruments, the Fund is required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Fund uses margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Fund as collateral.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 103

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

Foreign Investments

There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. The Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Fund may incur transaction costs in connection with conversions between various currencies. The Fund may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risks may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.

Note 3 – Offsetting

In the normal course of business, the Fund enters into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Fund to counteract the exposure to a specific counterparty with collateral received from or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

104 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, are reported separately on the Consoidated Statement of Assets and Liabilities as segregated cash with broker/receivable for variation margin, or payable for swap settlement/variation margin. Cash and/or securities pledged or received as collateral by the Fund in connection with an OTC derivative subject to an ISDA Master Agreement generally may not be invested, sold or rehypothecated by the counterparty or the Fund, as applicable, absent an event of default under such agreement, in which case such collateral generally may be applied towards obligations due to and payable by such counterparty or the Fund, as applicable. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes to be of good standing and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Consolidated Statement of Assets and Liabilities.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 105

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

The following tables present derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements:

				Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Instrument	Gross Amounts of Recognized Assets[1]	Gross Amounts Offset in the Consolidated Statement of Assets and Liabilities	Net Amount of Assets Presented on the Consolidated Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Credit index swap agreements	$492,740	$—	$492,740	$(140,072)	$(352,668)	$—
Forward foreign currency exchange contracts	4,713,296	—	4,713,296	(370,788)	(4,324,333)	18,175
Options purchased	27,229,893	—	27,229,893	(951,198)	(2,715,999)	23,562,696

				Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Instrument	Gross Amounts of Recognized Liabilities[1]	Gross Amounts Offset in the Consolidated Statement of Assets and Liabilities	Net Amount of Liabilities Presented on the Consolidated Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Forward foreign currency exchange contracts	$7,852,895	$—	$7,852,895	$(776,057)	$(2,595,000)	$4,481,838
Options written	3,159,479	—	3,159,479	(686,001)	(940,000)	1,533,478

[1]	Exchange-traded or centrally-cleared derivatives are excluded from these reported amounts.

106 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

The Fund has the right to offset deposits against any related derivative liabilities outstanding with each counterparty with the exception of exchange-traded or centrally-cleared derivatives. The following table presents deposits held by others in connection with derivative investments as of March 31, 2022.

Counterparty	Asset Type	Cash Pledged	Cash Received
Barclays Bank plc	Forward foreign currency exchange contracts	$470,000	$—
BNP Paribas	Total return swap agreements	—	510,000
BofA Securities, Inc.	Forward foreign currency exchange contracts, Options	2,125,000	—
Citibank, N.A.	Forward foreign currency exchange contracts, Options	—	403,000
Goldman Sachs International	Forward foreign currency exchange contracts, Options	—	6,480,000
J.P. Morgan Securities LLC	Credit default swap agreements	498,742	547,291
J.P. Morgan Securities LLC	Futures contracts	18,434,350	—
J.P. Morgan Securities LLC	Interest rate swap agreements	12,281,490	591,311
JP Morgan Chase and Co.	Interest rate swap agreements	7	213
Morgan Stanley Capital Services LLC	Forward foreign currency exchange contracts, Options	—	430,000
		$33,809,589	$8,961,815

Note 4 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 —	quoted prices in active markets for identical assets or liabilities.

Level 2 —	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 107

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

Independent pricing services are used to value a majority of the Fund’s investments. When values are not available from a pricing service, they will be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information and analysis. A significant portion of the Fund’s assets and liabilities are categorized as Level 2, as indicated in this report.

Quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may also be used to value the Fund’s assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although quotes are typically received from established market participants, the Fund may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in a quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.

Certain loans and other securities are valued using a single daily broker quote or a price from a third party vendor based on a single daily or monthly broker quote.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 5 – Investment Advisory Agreement and Other Agreements

Under the terms of an investment advisory contract, the Fund pays GI investment advisory fees at an annualized rate based on the average daily net assets as follows:

Average Daily Net Assets	Annualized Rate
$5 billion or less	0.89%
> $5 billion	0.84%

GI has contractually agreed to waive the management fee it receives from the Subsidiary in an amount equal to the management fee paid to GI by the Subsidiary. This undertaking will continue in effect for so long as the Fund invests in the Subsidiary, and may not be terminated by GI unless GI obtains the prior approval of the Fund’s Board for such termination. Fees waived under this arrangement are not subject to reimbursement to GI. For the period ended March 31, 2022, the Fund waived $119,596 related to advisory fees in the Subsidiary.

GI pays operating expenses on behalf of the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, among others, on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

108 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

The Board has adopted Distribution Plans related to the offering of A-Class, C-Class and P-Class shares pursuant to Rule 12b-1 under the 1940 Act. The plans provide for payments at an annual rate of 0.25% of the average daily net assets of the Fund’s A-Class and P-Class shares, and 1.00% of the average daily net assets of the Fund’s C-Class shares.

The investment advisory contract for the Fund provides that the total expenses be limited to a percentage of average net assets for each class of shares, exclusive of brokerage costs, dividends or interest on securities sold short, expenses of other investment companies in which the Fund invests, interest, taxes, litigation, indemnification and extraordinary expenses. The limits are listed below:

	Limit	Effective Date	Contract End Date
A-Class	1.36%	11/30/12	02/01/23
C-Class	2.11%	11/30/12	02/01/23
P-Class	1.36%	05/01/15	02/01/23
Institutional Class	0.95%	11/30/12	02/01/23
R6-Class	0.95%	03/13/19	02/01/23

GI is entitled to reimbursement by the Fund for fees waived or expenses reimbursed during any of the previous 36 months, beginning on the date of the expense limitation agreement, if on any day the estimated operating expenses are less than the indicated percentages. For purposes of this arrangement, GI is entitled to recoupment of previously waived fees or reimbursed expenses for 36 months from the date of the waiver or reimbursement by GI. At March 31, 2022, the amount of fees waived or expenses reimbursed that are subject to recoupment and will expire during the years ended September 30, are presented in the following table:

	2022	2023	2024	2025	Total
A-Class	$82,502	$249,814	$196,169	$48,858	$577,343
C-Class	56,548	150,071	102,752	23,845	333,216
P-Class	—	60,380	81,801	59,563	201,744
Institutional Class	5,801,817	5,879,352	6,245,889	3,578,156	21,505,214
R6-Class	3,879	41,632	59,463	22,227	127,201

For the period ended March 31, 2022, GI recouped $260,661 from the Fund.

If the Fund invests in a fund that is advised by the same adviser or an affiliated adviser, the investing Fund’s adviser has agreed to waive fees at the investing fund level to the extent necessary to offset the proportionate share of any management fee paid by the Fund with respect to its investment in such affiliated fund. Fee waivers will be calculated at the investing Fund level without regard to any expense cap, if any, in effect for the investing Fund. Fees waived under this arrangement are not subject to reimbursement to GI. For the period ended March 31, 2022, the Fund waived $566,201 related to investments in affiliated funds.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 109

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

For the period ended March 31, 2022, GFD retained sales charges of $94,675 relating to sales of A-Class shares of the Trust.

Certain trustees and officers of the Trust are also officers of GI and/or GFD. The Trust does not compensate its officers or trustees who are officers, directors and/or employees of GI or GFD.

MUFG Investor Services (US), LLC (“MUIS”) acts as the Fund’s administrator, transfer agent and accounting agent. As administrator, transfer agent and accounting agent, MUIS maintains the books and records of the Fund’s securities and cash. The Bank of New York Mellon Corp. (“BNY”) acts as the Fund’s custodian. As custodian, BNY is responsible for the custody of the Fund’s assets. For providing the aforementioned administrative and accounting services, MUIS is entitled to receive a monthly fee equal to a percentage of the Fund’s average daily net assets and out of pocket expenses. For providing the aforementioned transfer agent and custodian services, MUIS and BNY are entitled to receive a monthly fee based on the number of transactions during the month and the number of accounts under management, subject to certain minimum monthly fees, and out of pocket expenses.

Note 6 – Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a particular price at a future date. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

For the period ended March 31, 2022, the Fund entered into reverse repurchase agreements:

Number of Days Outstanding	Balance at March 31, 2022	Average Balance Outstanding	Average Interest Rate
182	$29,297,852	$39,656,314	(0.17%)

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

The following table presents reverse repurchase agreements that are subject to netting arrangements and offset in the Consolidated Statement of Assets and Liabilities in conformity with U.S. GAAP:

				Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Instrument	Gross Amounts of Recognized Liabilities[1]	Gross Amounts Offset in the Consolidated Statement of Assets and Liabilities	Net Amount of Liabilities Presented on the Consolidated Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Reverse repurchase agreements	$29,297,852	$—	$29,297,852	$(29,297,852)	$—	$—

As of March 31, 2022, there was $29,297,852 in reverse repurchase agreements outstanding. The Fund had outstanding reverse repurchase agreements with various counterparties. Details of the reverse repurchase agreements by counterparty are as follows:

Counterparty	Interest Rate(s)		Maturity Date	Face Value
Barclays Capital, Inc.	(0.20	%)*	Open Maturity	$1,279,704
BofA Securities, Inc.	(0.80%)		4/1/2022	18,609,024
Credit Suisse Securities (USA) LLC	(0.50	%)*	Open Maturity	2,822,217
RBC Capital Markets LLC	(0.25 - 0.15%	%)*	Open Maturity	6,586,907
				$29,297,852

*

The rate is adjusted periodically by the counterparty, subject to approval by the Adviser, and is not based upon a set reference rate and spread. Rate indicated is the rate effective as of March 31, 2022.

The following is a summary of the remaining contractual maturities of the reverse repurchase agreements outstanding as of period-end, aggregated by asset class of the related collateral pledged by the Fund:

	Overnight and Continuous	Up to 30 days	Total
Corporate Bonds	$10,688,828	$—	$10,688,828
U.S. Government Securities	—	18,609,024	18,609,024
Gross amount of recognized liabilities for reverse repurchase agreements	$10,688,828	$18,609,024	$29,297,852

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

Note 7 – Federal Income Tax Information

The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Fund from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Fund’s consolidated financial statements. The Fund’s U.S. federal income tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

The Fund intends to invest up to 25% of its assets in the Subsidiary which is expected to provide the Fund with exposure to the commodities markets within the limitations of the U.S. federal income tax requirements under Subchapter M of the Internal Revenue Code. The Fund has received a private letter ruling from the IRS that concludes that the income the Fund receives from the Subsidiary will constitute qualifying income for purposes of Subchapter M of the Internal Revenue Code. The Subsidiary will be classified as a corporation for U.S. federal income tax purposes. A foreign corporation, such as the Subsidiary, will generally not be subject to U.S. federal income taxation unless it is deemed to be engaged in a U.S. trade or business. If, during a taxable year, the Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Fund as a deductible amount for U.S. federal income tax purposes and cannot be carried forward to reduce future income from the Subsidiary in subsequent years.

At March 31, 2022, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
$8,479,573,929	$106,008,822	$(378,906,305)	$(272,897,483)

112 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

Note 8 – Securities Transactions

For the period ended March 31, 2022, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Purchases	Sales
$1,630,371,094	$733,178,441

For the period ended March 31, 2022, the cost of purchases and proceeds from sales of government securities were as follows:

Purchases	Sales
$156,710,076	$163,127,264

The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price to save costs, where permissible. For the period ended March 31, 2022, the Fund engaged in purchases and sales of securities, pursuant to Rule 17a-7 of the 1940 Act, as follows:

Purchases	Sales	Realized Gain
$85,589,823	$11,200,785	$621,531

Note 9 – Unfunded Loan Commitments

Pursuant to the terms of certain loan agreements, the Fund held unfunded loan commitments as of March 31, 2022. The Fund is obligated to fund these loan commitments at the borrower’s discretion.

The unfunded loan commitments as of March 31, 2022, were as follows:

Borrower	Maturity Date	Face Amount*		Value
Boyd Corp.	07/24/26		1,950,000	$24,375
CapStone Acquisition Holdings, Inc.	11/12/27		2,348,688	3,922
Care BidCo	04/15/26	EUR	9,200,000	826,071
Confluent Health LLC	11/30/28		982,301	12,279
Dermatology Intermediate Holdings III, Inc.	03/23/29		1,212,598	18,189
FR Refuel LLC	11/08/28		2,753,333	55,067
Galls LLC	01/31/24		79,855	3,184

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

Borrower	Maturity Date	Face Amount*		Value
Higginbotham Insurance Agency, Inc.	11/25/26		5,339,031	$61,941
DiversiTech Holdings	12/22/28		2,220,000	33,300
Integrated Power Services Holdings, Inc.	11/22/28		599,695	5,997
KKR Core Holding Company LLC	07/15/31		14,640,000	—
Lightning A	03/01/37		27,144,000	—
Lightning B	03/01/37		5,460,000	—
Manscaped, inc.	11/22/21		3,884,000	—
MB2 Dental Solutions LLC	01/29/27		4,350,879	70,043
Medical Solutions Parent Holdings, Inc.	11/01/28		1,440,000	14,400
Pacific Bells, LLC	11/10/28		205,155	2,308
Polaris Newco LLC	06/04/26		7,638,535	865,487
Pro Mach Group, Inc.	08/31/28		138,128	765
SCP Eye Care Services LLC	03/16/28		2,407,955	42,139
Service Logic Acquisition, Inc.	10/29/27		943,881	11,015
Taxware Holdings (Sovos Compliance LLC)	08/11/28		559,589	1,746
TGP Holdings LLC	06/29/28		26,212	1,179
The Facilities Group	11/30/27		4,261,853	43,994
Thunderbird A	03/01/37		27,840,000	—
Thunderbird B	03/01/37		5,600,000	—
Venture Global Calcasieu Pass LLC	08/19/26		587,298	2,936
Vertical (TK Elevator)	01/29/27	EUR	13,250,000	1,203,765
VT TopCo, Inc.	08/01/25		277,660	5,378
				$3,309,480

*	The face amount is denominated in U.S. dollars unless otherwise indicated.
EUR - Euro

Note 10 – Restricted Securities

The securities below are considered illiquid and restricted under guidelines established by the Board:

Restricted Securities	Acquisition Date	Cost	Value
Airplanes Pass Through Trust
2001-1A, due 03/15/19[1]	01/18/12	$1,691,716	$21
Atlas Mara Ltd.
due 12/31/21[1]	10/01/15	14,322,212	10,296,000
Basic Energy Services, Inc.
due 10/15/23[1]	09/25/18	1,493,094	30,000
Copper River CLO Ltd.
2007-1A, due 01/20/21[2]	05/09/14	—	1,630
FKRT
2.21% due 11/30/58	09/24/21	33,849,754	32,597,539

114 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

Restricted Securities	Acquisition Date	Cost	Value
Mirabela Nickel Ltd.
due 06/24/19[1]	12/31/13	$1,710,483	$94,271
Princess Juliana International Airport Operating Company N.V.
5.50% due 12/20/27	12/17/12	1,033,698	920,486
Secured Tenant Site Contract Revenue Notes Series
2018-1A, 4.70% due 06/15/48	05/25/18	6,650,465	6,668,756
		$60,751,422	$50,608,703

[1]	Security is in default of interest and/or principal obligations.
[2]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.

Note 11 – Line of Credit

The Trust, along with other affiliated trusts, secured a 364-day committed, $1,230,000,000 line of credit from Citibank, N.A., which was in place through October 1, 2021, at which time the line of credit was renewed. A Fund may draw (borrow) from the line of credit as a temporary measure for emergency purposes, to facilitate redemption requests, or for other short-term liquidity purposes consistent with the Fund’s investment objective and program. For example, it may be advantageous for the Fund to borrow money rather than sell existing portfolio positions to meet redemption requests. Fees related to borrowings, if any, vary under this arrangement between the greater of Citibank’s “base rate”, LIBOR plus 1%, or the federal funds rate plus 1/2 of 1%.

The commitment fee that may be paid by the Fund is at an annualized rate of 0.15% of the average daily amount of its allocated unused commitment amount. The commitment fee amount is allocated to the individual Funds based on the respective net assets of each participating Fund and is referenced in the Consolidated Statement of Operations under “Line of credit fees”. The Fund did not have any borrowings under this agreement as of and for the period ended March 31, 2022.

Note 12 – COVID-19 and Other Market Risks

The outbreak of COVID-19 and the recovery response has caused and continues to cause at times reduced consumer demand and economic output, supply chain disruptions, and market closures, travel restrictions, quarantines, and disparate global vaccine distributions. As with other serious economic disruptions, governmental authorities and regulators have responded in recent years to this situation with significant fiscal and monetary policy changes. These included providing direct capital infusions into companies, introducing new monetary programs, and lowering interest rates. In some cases, these responses resulted in high inflation, low interest rates, and negative interest rates. Recently, the United States and other governments have also made investments and engaged in infrastructure modernization projects that have also increased public debt and spending. These actions, including their reversal or potential ineffectiveness, could further

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(concluded)

increase volatility in securities and other financial markets, reduce market liquidity, continue to cause higher inflation, heighten investor uncertainty, and adversely affect the value of the Fund’s investments and the performance of the Fund. These actions also contribute to a risk that asset prices have a high degree of correlation across markets and asset classes. The duration and extent of COVID-19 over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Fund will depend on future developments, which are highly uncertain and difficult to predict.

The value of, or income generated by, the investments held by the Fund are subject to the possibility of rapid and unpredictable fluctuation, and loss. These movements may result from factors affecting individual companies, or from broader influences, including real or perceived changes in prevailing interest rates, changes in inflation rates or expectations about inflation rates (which are currently elevated relative to normal conditions), adverse investor confidence or sentiment, changing economic, political, social or financial market conditions, increased instability or general uncertainty, environmental disasters, governmental actions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, actual or threatened wars or other armed conflicts (such as the current Russia-Ukraine conflict and its risk of expansion or collateral economic and other effects) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Changing economic, political, geopolitical, social, or, financial market or other conditions in one country or geographic region could adversely affect the value, yield and return of the investments held by the Fund in a different country or geographic region and economies, markets and issuers generally because of the increasingly interconnected global economies and financial markets.

Note 13 – Subsequent Events

The Fund evaluated subsequent events through the date the financial statements were available for issue and determined there were no material events that would require adjustment to or disclosure in the Fund’s consolidated financial statements.

116 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

OTHER INFORMATION (Unaudited)

Guggenheim Partners Advisors, LLC

The Investment Adviser engaged Guggenheim Partners Advisors, LLC to provide investment sub-advisory services to the Fund, effective April 29, 2022. Guggenheim Partners Advisors, LLC assists the Investment Adviser in the supervision and direction of the investment strategy of the Fund in accordance with the Fund’s investment objectives, policies, and restrictions. The Investment Adviser, and not the Fund, compensates Guggenheim Partners Advisors, LLC for these services.

Delivery of Shareholder Reports

Paper copies of the Fund’s annual and semi-annual shareholder reports are not sent by mail, unless you specifically request paper copies of the reports from a fund or from your financial intermediary. Instead, the reports are made available on a website, and you are notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future shareholder reports in paper free of charge. If you hold shares of a fund directly, you can inform the Fund that you wish to receive paper copies of reports by calling 800.820.0888. If you hold shares of a fund through a financial intermediary, please contact the financial intermediary to make this election. Your election to receive reports in paper may apply to all Guggenheim Funds in which you are invested and may apply to all Guggenheim funds held with your financial intermediary.

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Sector Classification

Information in the Consolidated Schedule of Investments is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. The Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Fund usually classifies sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

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OTHER INFORMATION (Unaudited)(concluded)

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Fund’s Forms N-PORT and N-Q are available on the SEC’s website at https://www.sec.gov. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

118 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge, upon request, by visiting guggenheiminvestments.com or by calling 800.820.0888.

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES
Randall C. Barnes (1951)	Trustee and Chair of the Valuation Oversight Committee	Since 2014 (Trustee) Since 2020 (Chair of the Valuation Oversight Committee)	Current: Private Investor (2001-present). Former: Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997); President, Pizza Hut International (1991-1993); Senior Vice President, Strategic Planning and New Business Development, PepsiCo, Inc. (1987-1990).	155

Current: Advent Convertible and Income Fund (2005-present); Purpose Investments Funds (2013-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2004-March 2022); Guggenheim Enhanced Equity Income Fund (2005-2021); Guggenheim Credit Allocation Fund (2013-2021).

Angela Brock-Kyle (1959)	Trustee	Since 2019	Current: Founder and Chief Executive Officer, B.O.A.R.D.S. (2013-present). Former: Senior Leader, TIAA (1987-2012).	154

Current: Bowhead Insurance GP, LLC (2020-present); Hunt Companies, Inc. (2019-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2019-March 2022); Guggenheim Enhanced Equity Income Fund (2019-2021); Guggenheim Credit Allocation Fund (2019-2021); Infinity Property & Casualty Corp. (2014-2018).

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES - continued
Thomas F. Lydon, Jr. (1960)	Trustee and Chair of the Contracts Review Committee	Since 2019 (Trustee) Since 2020 (Chair of the Contracts Review Committee)	Current: President, Global Trends Investments (1996-present); Chief Executive Officer, ETF Flows, LLC (2019-present); Chief Executive Officer, Lydon Media (2016-present); Director, GDX Index Partners, LLC (2021-present).	154

Current: US Global Investors, Inc. (GROW) (1995-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2019-March 2022); Guggenheim Enhanced Equity Income Fund (2019-2021); Guggenheim Credit Allocation Fund (2019-2021); Harvest Volatility Edge Trust (3) (2017-2019).

120 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES - continued
Ronald A. Nyberg (1953)	Trustee and Chair of the Nominating and Governance Committee	Since 2014	Current: Of Counsel, Momkus LLP (2016-present). Former: Partner, Nyberg & Cassioppi, LLC (2000-2016); Executive Vice President, General Counsel, and Corporate Secretary, Van Kampen Investments (1982-1999).	155

Current: Advent Convertible and Income Fund (2005-present); PPM Funds (2) (2018-present); NorthShore-Edward-Elmhurst Health (2012-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2004-March 2022); Guggenheim Enhanced Equity Income Fund (2005-2021); Guggenheim Credit Allocation Fund (2013-2021); Western Asset Inflation-Linked Opportunities & Income Fund (2004-2020); Western Asset Inflation-Linked Income Fund (2003-2020).

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES - continued
Sandra G. Sponem (1958)	Trustee and Chair of the Audit Committee	Since 2019 (Trustee) Since 2020 (Chair of the Audit Committee)	Current: Retired. Former: Senior Vice President and Chief Financial Officer, M.A. Mortenson-Companies, Inc. (2007-2017).	154

Current: SPDR Series Trust (81) (2018-present); SPDR Index Shares Funds (30) (2018-present); SSGA Active Trust (14) (2018-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2004-March 2022); Guggenheim Enhanced Equity Income Fund (2019-2021); Guggenheim Credit Allocation Fund (2019-2021); SSGA Master Trust (1) (2018-2020).

122 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES - concluded
Ronald E. Toupin, Jr. (1958)	Trustee, Chair of the Board and Chair of the Executive Committee	Since 2014

Current: Portfolio Consultant (2010-present); Member, Governing Council, Independent Directors Council (2013-present); Governor, Board of Governors, Investment Company Institute (2018-present).

Former: Member, Executive Committee, Independent Directors Council (2016-2018); Vice President, Manager and Portfolio Manager, Nuveen Asset Management (1998-1999); Vice President, Nuveen Investment Advisory Corp. (1992-1999); Vice President and Manager, Nuveen Unit Investment Trusts (1991-1999); and Assistant Vice President and Portfolio Manager, Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (1982-1999).

154

Former: Fiduciary/Claymore Energy Infrastructure Fund (2004-March 2022); Guggenheim Enhanced Equity Income Fund (2005-2021); Guggenheim Credit Allocation Fund (2013-2021); Western Asset Inflation-Linked Opportunities & Income Fund (2004-2020); Western Asset Inflation-Linked Income Fund (2003-2020).

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INTERESTED TRUSTEE
Amy J. Lee**** (1961)	Trustee, Vice President and Chief Legal Officer	Since 2018 (Trustee) Since 2014 (Chief Legal Officer) Since 2007 (Vice President)	Current: Interested Trustee, certain other funds in the Fund Complex (2018-present); Chief Legal Officer, certain other funds in the Fund Complex (2014-present); Vice President, certain other funds in the Fund Complex (2007-present); Senior Managing Director, Guggenheim Investments (2012-present). Former: President and Chief Executive Officer, certain other funds in the Fund Complex (2017-2019); Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).	154	Former: Fiduciary/Claymore Energy Infrastructure Fund (2004-March 2022);Guggenheim Enhanced Equity Income Fund (2018-2021); Guggenheim Credit Allocation Fund (2018-2021).

*	The business address of each Trustee is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each Trustee serves an indefinite term, until his or her successor is elected and qualified. Time served includes time served in the respective position for the Predecessor Corporation.
***

Each Trustee also serves on the Boards of Trustees of Guggenheim Funds Trust, Guggenheim Variable Funds Trust, Guggenheim Strategy Funds Trust, Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust, Guggenheim Strategic Opportunities Fund, Guggenheim Energy & Income Fund, Guggenheim Active Allocation Fund, Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust and Transparent Value Trust. Messrs. Barnes and Nyberg also serve on the Board of Trustees of Advent Convertible & Income Fund.

****	This Trustee is deemed to be an “interested person” of the Fund under the 1940 Act by reason of her position with the Fund’s Investment Manager and/or the parent of the Investment Manager.

124 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years
OFFICERS
Brian E. Binder (1972)	President and Chief Executive Officer	Since 2018

Current: President and Chief Executive Officer, certain other funds in the Fund Complex (2018-present); President, Chief Executive Officer and Chairman of the Board of Managers, Guggenheim Funds Investment Advisors, LLC (2018-present); President and Chief Executive Officer, Security Investors, LLC (2018-present); Board Member of Guggenheim Partners Fund Management (Europe) Limited (2018-present); Senior Managing Director and President of Mutual Funds Boards, Guggenheim Investments (2018-present).

Former: Managing Director and President, Deutsche Funds, and Head of US Product, Trading and Fund Administration, Deutsche Asset Management (2013-2018); Managing Director, Head of Business Management and Consulting, Invesco Ltd. (2010-2012).

James M. Howley (1972)	Assistant Treasurer	Since 2014

Current: Managing Director, Guggenheim Investments (2004-present); Assistant Treasurer, certain other funds in the Fund Complex (2006-present).

Former: Manager, Mutual Fund Administration of Van Kampen Investments, Inc. (1996-2004).

Mark E. Mathiasen (1978)	Secretary	Since 2014	Current: Secretary, certain other funds in the Fund Complex (2007-present); Managing Director, Guggenheim Investments (2007-present).
Glenn McWhinnie (1969)	Assistant Treasurer	Since 2016	Current: Vice President, Guggenheim Investments (2009-present); Assistant Treasurer, certain other funds in the Fund Complex (2016-present).
Michael P. Megaris (1984)	Assistant Secretary	Since 2014	Current: Assistant Secretary, certain other funds in the Fund Complex (2014-present); Managing Director, Guggenheim Investments (2012-present).

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years
OFFICERS - continued
Elisabeth Miller (1968)	Chief Compliance Officer	Since 2012

Current: Chief Compliance Officer, certain other funds in the Fund Complex (2012-present); Senior Managing Director, Guggenheim Investments (Vice President, Guggenheim Funds Distributors, LLC (2014-present).

Former: Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investment Advisors, LLC (2012-2018); Chief Compliance Officer, GuggenheimDistributors, LLC (2009-2014); Senior Manager, Security Investors, LLC (2004-2014); Senior Manager, Guggenheim Distributors, LLC (2004-2014).

Margaux Misantone (1978)	AML Officer	Since 2017

Current: Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investment Advisors, LLC (2018-present); AML Officer, Security Investors, LLC and certain other funds in the Fund Complex (2017-present); Managing Director, Guggenheim Investments (2015-present).

Former: Assistant Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investments Advisors, LLC (2015-2018).

Kimberly J. Scott (1974)	Assistant Treasurer	Since 2014

Current: Director, Guggenheim Investments (2012-present); Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer, Mutual Fund Administration for Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

Bryan Stone (1979)	Vice President	Since 2014

Current: Vice President, certain other funds in the Fund Complex (2014-present); Managing Director, Guggenheim Investments (2013-present).

Former: Senior Vice President, Neuberger Berman Group LLC (2009-2013); Vice President, Morgan Stanley (2002-2009).

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years
OFFICERS - concluded
John L. Sullivan (1955)	Chief Financial Officer, Chief Accounting Officer and Treasurer	Since 2014

Current: Chief Financial Officer, Chief Accounting Officer and Treasurer, certain other funds in the Fund Complex (2010-present); Senior Managing Director, Guggenheim Investments (2010-present).

Former: Managing Director and Chief Compliance Officer, each of the funds in the Van Kampen Investments fund complex (2004-2010); Managing Director and Head of Fund Accounting and Administration, Morgan Stanley Investment Management (2002-2004); Chief Financial Officer and Treasurer, Van Kampen Funds (1996-2004).

Jon Szafran (1989)	Assistant Treasurer	Since 2017

Current: Director, Guggenheim Investments (2017-present); Assistant Treasurer, certain other funds in the Fund Complex (2017-present).

Former: Assistant Treasurer of Henderson Global Funds and Manager of US Fund Administration, Henderson Global Investors (North America) Inc. (“HGINA”), (2017); Senior Analyst of US Fund Administration, HGINA (2014–2017); Senior Associate of Fund Administration, Cortland Capital Market Services, LLC (2013-2014); Experienced Associate, PricewaterhouseCoopers LLP (2012-2013).

*	The business address of each officer is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each officer serves an indefinite term, until his or her successor is duly elected and qualified.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 127

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)

Who We Are

This Privacy Notice describes the data protection practices of Guggenheim Investments. Guggenheim Investments as used herein refers to the affiliated investment management businesses of Guggenheim Partners, LLC: Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC, Security Investors, LLC, Guggenheim Investment Advisors (Europe) Limited, Guggenheim Real Estate, LLC, GS Gamma Advisors, LLC, Guggenheim Partners India Management, LLC, Guggenheim Partners Europe Limited, as well as the funds in the Guggenheim Funds complex (the “Funds”) (“Guggenheim Investments,” “we,” “us,” or “our”).

Guggenheim Partners Investment Management Holdings, LLC, located at 330 Madison Avenue, New York, New York 10017 is the data controller for your information. The affiliates who are also controllers of certain of your information are: Guggenheim Investment Advisors (Europe) Limited, Guggenheim Partners Europe Limited, Guggenheim Partners, LLC, Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC and Security Investors, LLC, as well as the Funds.

Our Commitment to You

Guggenheim Investments considers your privacy our utmost concern. When you become our client or investor, you entrust us with not only your hard-earned money but also with your personal and financial information. Because we have access to your private information, we hold ourselves to the highest standards in its safekeeping and use. We strictly limit how we share your information with others, whether you are a current or former Guggenheim Investments client or investor.

The Information We Collect About You

We collect certain nonpublic personal information about you from information you provide on applications, other forms, our website, and/or from third parties including investment advisors. This information includes Social Security or other tax identification number, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, bank account information, marital status, family relationships, information that we collect on our website through the use of “cookies,” and other personal information that you or others provide to us. We may also collect such information through your inquiries by mail, e-mail or telephone. We may also collect customer due diligence information, as required by applicable law and regulation, through third party service providers.

How We Handle Your Personal Information

The legal basis for using your information as set out in this Privacy Notice is as follows: (a) use of your personal data is necessary to perform our obligations under any contract with you (such as a contract for us to provide financial services to you); or (b) where use of your personal data is not necessary for performance of a contract, use of your personal data is necessary for our

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legitimate interests or the legitimate interests of others (for example, to enforce the legal terms governing our services, operate and market our website and other services we offer, ensure safe environments for our personnel and others, make and receive payments, prevent fraud and to know the customer to whom we are providing the services). Some processing is done to comply with applicable law.

In addition to the specific uses described above, we also use your information in the following manner:

●	We use your information in connection with servicing your accounts.

●	We use information to respond to your requests or questions. For example, we might use your information to respond to your customer feedback.

●	We use information to improve our products and services. We may use your information to make our website and products better. We may use your information to customize your experience with us.

●	We use information for security purposes. We may use your information to protect our company and our customers.

●

We use information to communicate with you. For example, we will communicate with you about your account or our relationship. We may contact you about your feedback. We might also contact you about this Privacy Notice. We may also enroll you in our email newsletter.

●	We use information as otherwise permitted by law, as we may notify you.

●

Aggregate/Anonymous Data. We may aggregate and/or anonymize any information collected through the website so that such information can no longer be linked to you or your device (“Aggregate/Anonymous Information”). We may use Aggregate/Anonymous Information for any purpose, including without limitation for research and marketing purposes, and may also share such data with any third parties, including advertisers, promotional partners, and sponsors.

We do not sell information about current or former clients or their accounts to third parties. Nor do we share this information, except when necessary to complete transactions at your request, to make you aware of investment products and services that we or our affiliates offer, or as permitted or required by law.

We provide information about you to companies and individuals not affiliated with Guggenheim Investments to complete certain transactions or account changes, or to perform services for us related to your account. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we must provide certain information about you to that company to complete the transaction. We provide the third party with only the information necessary to carry out its responsibilities and only for that purpose. And we require these third

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 129

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)(continued)

parties to treat your private information with the same high degree of confidentiality that we do. To alert you to other Guggenheim Investments products and services, we share your information within our family of affiliated companies. You may limit our sharing with affiliated companies as set out below. We may also share information with any successor to all or part of our business, or in connection with steps leading up to a merger or acquisition. For example, if part of our business was sold we may give customer information as part of that transaction. We may also share information about you with your consent.

We will release information about you if you direct us to do so, if we are compelled by law to do so, or in other circumstances as permitted by law (for example, to protect your account from fraud). If you close your account(s) or become an inactive client or investor, we will continue to adhere to the privacy policies and practices described in this notice.

Opt-Out Provisions and Your Data Choices

The law allows you to “opt out” of certain kinds of information sharing with third parties. We do not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

When you are no longer our client or investor, we continue to share your information as described in this notice, and you may contact us at any time to limit our sharing by sending an email to CorporateDataPrivacy@GuggenheimPartners.com.

European Union Data Subjects and certain others: In addition to the choices set forth above, residents of the European Union and certain other jurisdictions have certain rights to (1) request access to or rectification or deletion of information we collect about them, (2) request a restriction on the processing of their information, (3) object to the processing of their information, or (4) request the portability of certain information. To exercise these or other rights, please contact us using the contact information below. We will consider all requests and provide our response within the time period stated by applicable law. Please note, however, that certain information may be exempt from such requests in some circumstances, which may include if we need to keep processing your information for our legitimate interests or to comply with a legal obligation. We may request you provide us with information necessary to confirm your identity before responding to your request.

Residents of France and certain other jurisdictions may also provide us with instructions regarding the manner in which we may continue to store, erase and share your information after your death, and where applicable, the person you have designated to exercise these rights after your death.

How We Protect Privacy Online

We take steps to protect your privacy when you use our web site – www.guggenheiminvestments.com – by using secure forms of online communication, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These safeguards vary based on the

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sensitivity of the information that we collect and store. However, we cannot and do not guarantee that these measures will prevent every unauthorized attempt to access, use, or disclose your information since despite our efforts, no Internet and/or other electronic transmissions can be completely secure. Our web site uses “http cookies”—tiny pieces of information that we ask your browser to store. We use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your e-mail address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

How We Safeguard Your Personal Information and Data Retention

We restrict access to nonpublic personal information about you to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We keep your information for no longer than necessary for the purposes for which it is processed. The length of time for which we retain information depends on the purposes for which we collected and use it and/or as required to comply with applicable laws. Information may persist in copies made for backup and business continuity purposes for additional time.

International Visitors

If you are not a resident of the United States, please be aware that your information may be transferred to, stored and processed in the United States where our servers are located and our databases are operated. The data protection and other laws of the United States and other countries might not be as comprehensive as those in your country.

In such cases, we ensure that a legal basis for such a transfer exists and that adequate protection is provided as required by applicable law, for example, by using standard contractual clauses or by transferring your data to a jurisdiction that has obtained an adequacy finding. Individuals whose data may be transferred on the basis of standard contractual clauses may contact us as described below.

We’ll Keep You Informed

If you have any questions or concerns about how we treat your personal data, we encourage you to consult with us first. You may also contact the relevant supervisory authority.

We reserve the right to modify this policy at any time and will inform you promptly of material changes. You may access our privacy policy from our web site at www.guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us by email at CorporateDataPrivacy@GuggenheimPartners.com.

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3.31.2022

Guggenheim Funds Semi-Annual Report

Guggenheim Floating Rate Strategies Fund

GuggenheimInvestments.com	FR-SEMI-0322x0922

DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	4
ABOUT SHAREHOLDERS’ FUND EXPENSES	6
FLOATING RATE STRATEGIES FUND	9
NOTES TO FINANCIAL STATEMENTS	43
OTHER INFORMATION	60
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	62
GUGGENHEIM INVESTMENTS PRIVACY NOTICE	70

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 1

March 31, 2022

Dear Shareholder:

Guggenheim Partners Investment Management, LLC (“GPIM” or the “Investment Adviser”), is pleased to present the shareholder report for Guggenheim Floating Rate Strategies Fund (the “Fund”) for the semi-annual period ended March 31, 2022.

The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC (“Guggenheim”), a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Funds. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim and the Investment Adviser.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Guggenheim Partners Investment Management, LLC

April 30, 2022

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

This material is not intended as a recommendation or as investment advice of any kind, including in connection with rollovers, transfers, and distributions. Such material is not provided in a fiduciary capacity, may not be relied upon for or in connection with the making of investment decisions, and does not constitute a solicitation of an offer to buy or sell securities. All content has been provided for informational or educational purposes only and is not intended to be and should not be construed as legal or tax advice and/or a legal opinion. Always consult a financial, tax and/or legal professional regarding your specific situation.

2 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

March 31, 2022

COVID-19 and Other Market Risks. The outbreak of COVID-19 and the recovery response has caused and continues to cause at times reduced consumer demand and economic output, supply chain disruptions, and market closures, travel restrictions, quarantines, and disparate global vaccine distributions. As with other serious economic disruptions, governmental authorities and regulators have responded in recent years to this situation with significant fiscal and monetary policy changes. These included providing direct capital infusions into companies, introducing new monetary programs, and lowering interest rates. In some cases, these responses resulted in high inflation, low interest rates, and negative interest rates. Recently, the United States and other governments have also made investments and engaged in infrastructure modernization projects that have also increased public debt and spending. These actions, including their reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets, reduce market liquidity, continue to cause higher inflation, heighten investor uncertainty, and adversely affect the value of the Fund’s investments and the performance of the Fund. These actions also contribute to a risk that asset prices have a high degree of correlation across markets and asset classes. The duration and extent of COVID-19 over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Fund will depend on future developments, which are highly uncertain and difficult to predict.

The value of, or income generated by, the investments held by the Fund are subject to the possibility of rapid and unpredictable fluctuation, and loss. These movements may result from factors affecting individual companies, or from broader influences, including real or perceived changes in prevailing interest rates, changes in inflation rates or expectations about inflation rates (which are currently elevated relative to normal conditions), adverse investor confidence or sentiment, changing economic, political, social or financial market conditions, increased instability or general uncertainty, environmental disasters, governmental actions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, actual or threatened wars or other armed conflicts (such as the current Russia-Ukraine conflict and its risk of expansion or collateral economic and other effects) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Changing economic, political, geopolitical, social, or financial market or other conditions in one country or geographic region could adversely affect the value, yield and return of the investments held by the Fund in a different country or geographic region and economies, markets and issuers generally because of the increasingly interconnected global economies and financial markets.

Floating Rate Strategies Fund may not be suitable for all investors. ● Investments in floating rate senior secured syndicated bank loans and other floating rate securities involve special types of risks, including credit rate risk, interest rate risk, liquidity risk and prepayment risk. ● The Fund’s market value will change in response to interest rate changes and market conditions among other factors. In general, bond prices rise when interest rates fall and vice versa. ● The Fund’s exposure to high yield securities may subject the Fund to greater volatility. ● When market conditions are deemed appropriate, the Fund may use leverage to the full extent permitted by its investment policies and restrictions and applicable law. Leveraging will exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund’s portfolio. ● The Fund may invest in derivative instruments, which may be more volatile and less liquid, increasing the risk of loss when compared to traditional securities. Certain of the derivative instruments are also subject to the risks of counterparty default and adverse tax treatment. ● Instruments and strategies (such as borrowing transactions and reverse repurchase agreements) may provide leveraged exposure to a particular investment, which will magnify any gains or losses on those investments. ● Investments in reverse repurchase agreements and synthetic instruments (such as synthetic collateralized debt obligations) expose the Fund to the many of the same risks as investments in derivatives. ● The Fund’s investments in other investment vehicles subject the Fund to those risks and expenses affecting the investment vehicle. ● The Fund’s investments in foreign securities carry additional risks when compared to U.S. securities, due to the impact of diplomatic, political or economic developments in the country in question (investments in emerging markets securities are generally subject to an even greater level of risk). ● The Fund’s investments in real estate securities subject the Fund to the same risks as direct investments in real estate, which is particularly sensitive to economic downturns. ● The Fund’s investments in restricted securities may involve financial and liquidity risk. ● The Fund is subject to active trading risks that may increase volatility and impact its ability to achieve its investment objective. ● You may have a gain or loss when you sell your shares. ● It is important to note that the Fund is not guaranteed by the U.S. government. ● Please read the prospectus for more detailed information regarding these and other risks.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 3

ECONOMIC AND MARKET OVERVIEW (Unaudited)	March 31, 2022

In the six-months ending March 31, 2022, the yield on the two-year Treasury rose 200 basis points to 2.28% from 0.28%, and the 10-year Treasury increased by 80 basis points to 2.32% from 1.52%. The spread between the two-year Treasury and 10-year Treasury narrowed to 4 basis points from 124 basis points as the curve flattened amid market volatility resulting from Russia’s attack on Ukraine, COVID-19 shutdowns in China, and the commencement of rate hikes by the Federal Reserve (the “Fed”). One basis point is equal to 0.01%.

Nevertheless, the U.S. economy remains on a strong footing. The Institute of Supply Management’s March Services Purchasing Managers’ Index print showed a continued recovery in the services sector with business activity, employment, and new orders all rising. The March Consumer Price Index (“CPI”) report was encouraging, with core CPI coming in lower than expected at 0.32% month over month, slightly below expectations of 0.5%.

Economic strength continues to embolden the Fed to move aggressively as it attempts to rein in inflation by raising interest rates and shrinking its balance sheet. The Fed is increasingly concerned about inflation and will act aggressively to get monetary policy to a more appropriate stance. In a recent speech, Lael Brainard, one of the Federal Open Market Committee’s (“FOMC”) traditionally more dovish members, referenced a “rapid pace” of balance sheet reduction and an “expeditious increase” in the fed funds rate, which caused market expectations for the degree of monetary tightening to ramp up.

Brainard’s shift in tone was echoed in the release of the minutes from the March FOMC meeting. The minutes were highly focused on elevated inflation and risks that inflation could stay well above target, as well mentions of an extremely tight labor market. The minutes repeated the phrase that monetary policy would move expeditiously, and contained a section that many participants would have voted for a 50-basis-point rate hike in March if it weren’t for the uncertainty resulting from the outbreak of war in Ukraine. Given this language, the 50-basis-point move at the May meeting and Fed Chair Jerome Powell’s telegraphing of further 50-basis point hikes came as no surprise. The Fed’s strategy at this point is to get rates back to a neutral level as fast as possible, and then see how far into restrictive territory they need to go based on how the economic and financial market data evolve.

A hawkish Fed has historically paved the way for a bullish approach to bonds. Indeed, we believe many fixed-income sectors are now pricing at compelling levels after enduring a first quarter marked by sharply rising yields, a flattening of the Treasury yield curve, and widening spreads. As the Fed races to raise rates during a period of U.S. economic strength and in the face of several global challenges, we remain diligent in our search for attractive entry points exposed by recent market volatility.

For the six-month period ended March 31, 2022, the S&P 500® Index* returned 5.92%. The MSCI Europe-Australasia-Far East (“EAFE”) Index* returned -3.38%. The return of the MSCI Emerging Markets Index* was -8.20%.

4 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)(concluded)	March 31, 2022

In the bond market, the Bloomberg U.S. Aggregate Bond Index* posted a -5.92% return for the six-month period, while the Bloomberg U.S. Corporate High Yield Index* returned -4.16%. The return of the ICE Bank of America (“BofA”) 3-Month U.S. Treasury Bill Index* was 0.05% for the six-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, mortgage-backed securities or “MBS” (agency fixed-rate and hybrid adjustable-rate mortgage, or “ARM”, pass-throughs), asset-backed securities (“ABS”), and commercial mortgage-backed securities (“CMBS”) (agency and non-agency).

Bloomberg U.S. Corporate High Yield Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB +/BB + or below.

Credit Suisse Leveraged Loan Index tracks the investable market of the U.S. dollar denominated leveraged loan market. It consists of issues rated “5B” or lower, meaning that the highest rated issues included in this index are Moody’s/S&P ratings of Baa1/BB+ or Ba1/BBB+. All loans are funded term loans with a tenor of at least one year and are made by issuers domiciled in developed countries.

ICE BofA 3-Month U.S. Treasury Bill Index is an unmanaged market Index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

S&P 500® is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity, and industry group representation.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses, and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, other distributions, and exchange fees, and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning September 30, 2021 and ending March 31, 2022.

The following tables illustrate the Fund’s costs in two ways:

Table 1. Based on actual Fund return: This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fifth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return: This section is intended to help investors compare a fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

6 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(continued)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about the Fund’s expenses, including annual expense ratios for periods up to five years (subject to the Fund’s inception date), can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 7

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(concluded)

	Expense Ratio[1]	Fund Return	Beginning Account Value September 30, 2021	Ending Account Value March 31, 2022	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
A-Class	1.03%	0.05%	$ 1,000.00	$ 1,000.50	$ 5.14
C-Class	1.78%	(0.32%)	1,000.00	996.80	8.86
P-Class	1.03%	0.05%	1,000.00	1,000.50	5.14
Institutional Class	0.79%	0.21%	1,000.00	1,002.10	3.94
R6-Class	0.79%	0.16%	1,000.00	1,001.60	3.94

Table 2. Based on hypothetical 5% return (before expenses)
A-Class	1.03%	5.00%	$ 1,000.00	$ 1,019.80	$ 5.19
C-Class	1.78%	5.00%	1,000.00	1,016.06	8.95
P-Class	1.03%	5.00%	1,000.00	1,019.80	5.19
Institutional Class	0.79%	5.00%	1,000.00	1,020.99	3.98
R6-Class	0.79%	5.00%	1,000.00	1,020.99	3.98

[1]	Annualized and excludes expenses of the underlying funds in which the Fund invests, if any.
[2]

Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

[3]	Actual cumulative return at net asset value for the period September 30, 2021 to March 31, 2022.

8 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2022

FLOATING RATE STRATEGIES FUND

OBJECTIVE: Seeks to provide a high level of current income while maximizing total return.

Holdings Diversification (Market Exposure as % of Net Assets)

Holdings Diversification (Market Exposure as % of Net Assets) excludes any temporary cash investments.

Inception Dates:
A-Class	November 30, 2011
C-Class	November 30, 2011
P-Class	May 1, 2015
Institutional Class	November 30, 2011
R6-Class	March 13, 2019

Ten Largest Holdings	(% of Total Net Assets)
SPDR Blackstone Senior Loan ETF	2.8%
Del Monte Foods, Inc.	0.9%
Thevelia US LLC	0.9%
Hunter Douglas, Inc., 4.00%	0.9%
First Brands Group LLC, 6.00%	0.9%
Berry Global, Inc., 2.07%	0.8%
Xplornet Communications, Inc., 4.50%	0.8%
American Bath Group LLC, 4.25%	0.8%
AmWINS Group, Inc., 3.00%	0.8%
LTI Holdings, Inc., 3.96%	0.8%
Top Ten Total	10.4%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 9

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(continued)	March 31, 2022

Portfolio Composition by Quality Rating[1]
Rating	% of Total Investments
Fixed Income Instruments
AAA	0.2%
BBB	7.8%
BB	27.8%
B	46.3%
CCC	0.8%
CC	0.4%
NR2	0.5%
Other Instruments	16.2%
Total Investments	100.0%

[1]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled “NR” have been rated by Moody’s, Standard & Poor’s (“S&P”), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (“NRSRO”). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating. Security ratings are determined at the time of purchase and may change thereafter.

[2]	NR (not rated) securities do not necessarily indicate low credit quality.

10 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	March 31, 2022

Average Annual Returns*

Periods Ended March 31, 2022

	6 Month†	1 Year	5 Year	10 Year
A-Class Shares	0.05%	2.65%	2.93%	3.96%
A-Class Shares with sales charge‡	(2.97%)	(0.43%)	2.31%	3.45%
C-Class Shares	(0.32%)	1.89%	2.17%	3.19%
C-Class Shares with CDSC§	(1.31%)	0.90%	2.17%	3.19%
Institutional Class Shares	0.21%	2.93%	3.18%	4.21%
Credit Suisse Leveraged Loan Index	0.61%	3.22%	4.05%	4.47%

	6 Month†	1 Year	5 Year	Since Inception (05/01/15)
P-Class Shares	0.05%	2.65%	2.93%	3.06%
Credit Suisse Leveraged Loan Index	0.61%	3.22%	4.05%	4.00%

	6 Month†	1 Year	Since Inception (03/13/19)
R6-Class Shares	0.16%	2.91%	3.29%
Credit Suisse Leveraged Loan Index	0.61%	3.22%	3.99%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Credit Suisse Leveraged Loan Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	6 month returns are not annualized.
‡

Effective October 1, 2015, the maximum sales charge decreased from 4.75% to 3.00%. A 4.75% maximum sales charge is used in the calculation of the Average Annual Returns based on subscriptions made prior to October 1, 2015, and a 3.00% maximum sales charge is used to calculate performance for periods based on subscriptions made on or after October 1, 2015.

§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 11

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022
FLOATING RATE STRATEGIES FUND

	Shares	Value
COMMON STOCKS††† - 0.0%

Energy - 0.0%
Permian Production Partners LLC	401,481	$290,672

Industrial - 0.0%
BP Holdco LLC*,1	244,278	172,216
Vector Phoenix Holdings, LP*	244,278	67,177
API Heat Transfer Parent LLC*	4,994,727	499
Total Industrial		239,892

Consumer, Non-cyclical - 0.0%
Targus Group International Equity, Inc.*,1	12,773	33,450

Total Common Stocks
(Cost $1,536,338)		564,014

PREFERRED STOCKS††† - 0.0%
Industrial - 0.0%
API Heat Transfer Intermediate*	618	—

Total Preferred Stocks
(Cost $493,920)		—

EXCHANGE-TRADED FUNDS† - 2.8%
SPDR Blackstone Senior Loan ETF	823,440	37,021,862
Total Exchange-Traded Funds
(Cost $37,735,862)		37,021,862

MONEY MARKET FUND† - 14.7%
Federated Hermes U.S. Treasury Cash Reserves Fund — Institutional Shares, 0.10%[2]	197,445,092	197,445,092
Total Money Market Fund
(Cost $197,445,092)		197,445,092

	Face Amount~
SENIOR FLOATING RATE INTERESTS††,◊ - 85.2%
Industrial - 20.6%
Hunter Douglas, Inc.
4.00% (3 Month USD Term SOFR + 3.50%, Rate Floor: 4.00%) due 02/26/29	11,800,000	11,549,250
Berry Global, Inc.
2.07% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 07/01/26	10,911,938	10,743,130
American Bath Group LLC
4.25% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 11/23/27	10,939,481	10,613,047
LTI Holdings, Inc.
3.96% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 09/08/25	10,465,373	10,214,623
Genesee & Wyoming, Inc.
3.01% (3 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 12/30/26	10,279,556	10,154,248
Park River Holdings, Inc.
4.00% (3 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 12/28/27	9,910,824	9,679,010
Arcline FM Holdings LLC
5.50% (6 Month USD LIBOR + 4.75%, Rate Floor: 5.50%) due 06/23/28	9,566,925	9,427,439

12 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
FLOATING RATE STRATEGIES FUND

	Face Amount~	Value
Mirion Technologies, Inc.
3.75% (3 Month USD LIBOR + 3.25%, Rate Floor: 3.75%) due 10/20/28	9,481,000	$9,370,926
APi Group DE, Inc.
3.21% (3 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 10/15/28	9,370,223	9,262,466
TransDigm, Inc.
2.71% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 12/09/25	4,948,848	4,862,244
2.71% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 05/30/25	4,350,311	4,267,394
STS Operating, Inc. (SunSource)
5.25% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 12/11/24	8,827,070	8,688,043
Brown Group Holding LLC
3.51% (3 Month USD LIBOR + 2.50%, Rate Floor: 3.00%) due 06/07/28	8,790,237	8,658,383
Quikrete Holdings, Inc.
3.00% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 06/11/28	8,000,000	7,844,480
Beacon Roofing Supply, Inc.
2.71% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 05/19/28	7,940,000	7,812,404
Core & Main, LP
2.95% (3 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 07/27/28	7,661,500	7,584,885
BWAY Holding Co.
3.48% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 04/03/24	7,674,424	7,556,084
Atlantic Aviation
3.50% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.50%) due 09/22/28	7,431,375	7,325,701
Alliance Laundry Systems LLC
4.25% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 10/08/27	7,197,750	7,121,310
Engineered Machinery Holdings, Inc.
4.76% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 05/19/28	7,000,000	6,893,040
Titan Acquisition Ltd. (Husky)
3.35% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/28/25	6,834,742	6,676,107
Cushman & Wakefield US Borrower LLC
3.21% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 08/21/25	6,213,956	6,120,747
TricorBraun Holdings, Inc.
3.75% (6 Month USD LIBOR + 3.25%, Rate Floor: 3.75%) due 03/03/28	6,268,470	6,102,168

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 13

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
FLOATING RATE STRATEGIES FUND

	Face Amount~	Value
Icebox Holdco III, Inc.
4.76% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 12/22/28	6,007,143	$5,917,036
Charter Next Generation, Inc.
4.50% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 12/01/27	5,697,724	5,662,113
Clean Harbors, Inc.
2.46% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 10/08/28	5,700,000	5,635,875
USIC Holding, Inc.
4.25% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 05/12/28	5,330,731	5,270,760
Standard Industries, Inc.
3.79% (1 Month USD LIBOR + 2.50%, Rate Floor: 3.00%) due 09/22/28	5,102,000	5,086,694
Gardner Denver, Inc.
2.21% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 03/01/27	4,937,028	4,847,569
Duran Group Holding GMBH
3.75% (6 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 03/29/24†††	EUR 3,791,039	4,006,243
3.75% (6 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 12/20/24†††	EUR 736,721	778,542
Reynolds Group Holdings, Inc.
3.71% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 02/05/26	4,894,813	4,761,234
Filtration Group Corp.
4.00% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 10/21/28	2,892,750	2,856,591
3.46% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/31/25	1,350,000	1,328,765
Pro Mach Group, Inc.
5.00% (3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 08/31/28	4,117,318	4,094,508
DG Investment Intermediate Holdings 2, Inc.
4.25% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 03/31/28	3,870,878	3,827,331
Hillman Group, Inc.
3.25% (1 Month USD LIBOR + 2.75%, Rate Floor: 3.25%) due 07/14/28	3,690,750	3,617,710
Berlin Packaging LLC
4.28% ((1 Month USD LIBOR + 3.75%) and (3 Month USD LIBOR + 3.75%), Rate Floor: 4.25%) due 03/13/28	3,441,375	3,405,241

14 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
FLOATING RATE STRATEGIES FUND

	Face Amount~	Value
Mileage Plus Holdings LLC
6.25% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 06/21/27	2,800,000	$2,901,500
Savage Enterprises LLC
3.75% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.75%) due 09/15/28	2,927,875	2,899,650
PECF USS Intermediate Holding III Corp.
4.76% (3 Month USD LIBOR + 4.25%, Rate Floor: 4.75%) due 12/15/28	2,840,880	2,810,454
Ravago Holdings America, Inc.
3.50% (3 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 03/06/28	2,821,500	2,743,909
United Airlines, Inc.
4.50% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 04/21/28	2,343,984	2,312,738
Air Canada
4.25% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 08/11/28	2,200,000	2,177,076
Osmose Utility Services, Inc.
3.75% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.75%) due 06/23/28	2,039,750	2,011,703
TK Elevator Midco GmbH
4.02% (6 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 07/30/27	1,876,368	1,856,441
Ring Container Technologies Group LLC
4.27% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 08/14/28	1,745,625	1,716,176
YAK MAT (YAK ACCESS LLC)
10.95% (3 Month USD LIBOR + 10.00%, Rate Floor: 10.00%) due 07/10/26	2,550,000	1,629,884
API Heat Transfer
12.00% (3 Month USD LIBOR, Rate Floor: 0.00%) (in-kind rate was 12.00%) due 01/01/24†††,3	3,435,789	1,030,737
12.00% (3 Month USD LIBOR, Rate Floor: 0.00%) (in-kind rate was 12.00%) due 10/02/23†††,3	631,371	473,528
TAMKO Building Products, Inc.
3.52% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 05/29/26	1,184,810	1,158,152
Griffon Corporation
3.27% (3 Month USD Term SOFR + 2.75%, Rate Floor: 3.25%) due 01/24/29	650,000	642,486
Total Industrial		275,987,775

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 15

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
FLOATING RATE STRATEGIES FUND

	Face Amount~	Value
Consumer, Non-cyclical - 17.0%
Del Monte Foods, Inc.
due 02/16/29	12,600,000	$12,395,250
Osmosis Holdings Australia II Pty Ltd.
4.25% (1 Week USD LIBOR + 3.75%, Rate Floor: 4.25%) due 07/31/28	6,000,000	5,938,140
4.50% (1 Month USD Term SOFR + 4.00%, Rate Floor: 4.50%) due 07/31/28	5,092,593	5,035,301
Aramark Services, Inc.
2.21% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 03/11/25	10,400,000	10,181,600
Bombardier Recreational Products, Inc.
2.46% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 05/24/27	10,004,296	9,801,709
Elanco Animal Health, Inc.
1.98% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 08/02/27	9,756,092	9,588,385
VC GB Holdings I Corp.
4.51% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 07/21/28	9,925,125	9,577,746
Electron BidCo, Inc.
3.75% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.75%) due 11/01/28	9,500,000	9,384,195
National Mentor Holdings, Inc.
4.64% ((1 Month USD LIBOR + 3.75%) and (3 Month USD LIBOR + 3.75%), Rate Floor: 4.50%) due 03/02/28	8,888,870	8,583,893
4.76% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 03/02/28	276,228	266,751
Grifols Worldwide Operations USA, Inc.
2.46% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.11%) due 11/15/27	8,730,304	8,573,159
Medical Solutions Parent Holdings, Inc.
4.00% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 11/01/28	7,812,000	7,733,880
Triton Water Holdings, Inc.
4.51% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 03/31/28	7,940,004	7,731,579
Hayward Industries, Inc.
3.00% (1 Month USD LIBOR + 2.50%, Rate Floor: 3.00%) due 05/30/28	7,761,000	7,657,546
Medline Borrower LP
3.75% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.75%) due 10/23/28	7,200,000	7,124,400

16 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
FLOATING RATE STRATEGIES FUND

	Face Amount~	Value
Kronos Acquisition Holdings, Inc.
4.25% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 12/22/26	7,375,500	$6,853,093
Froneri US, Inc.
2.71% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 01/29/27	6,779,250	6,647,326
HAH Group Holding Co. LLC
due 10/29/27	6,300,000	6,048,000
Recess Holdings, Inc.
4.75% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 09/30/24	5,535,670	5,418,037
Phoenix Newco, Inc.
4.00% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 11/15/28	5,000,000	4,958,950
Mission Veterinary Partners
4.75% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 04/27/28	4,975,000	4,912,812
US Foods, Inc.
3.00% (3 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 09/14/26	5,000,000	4,892,050
DaVita, Inc.
2.21% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 08/12/26	4,924,433	4,880,901
Southern Veterinary Partners LLC
5.00% (6 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 10/05/27	4,759,458	4,717,813
IQVIA Holdings, Inc.
2.76% (3 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 06/11/25	4,521,422	4,488,642
Cidron New Bidco Ltd.
3.00% (1 Month EURIBOR + 3.00%, Rate Floor: 3.00%) due 04/16/25	EUR 4,125,000	4,464,147
KDC US Holdings, Inc.
4.21% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 12/22/25	4,509,945	4,431,021
Dermatology Intermediate Holdings III, Inc.
due 03/23/29	4,414,803	4,348,581
Weber-Stephen Products LLC
4.00% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 10/29/27	4,097,671	3,962,448
Avantor Funding, Inc.
2.75% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.75%) due 11/08/27	3,781,000	3,746,555
Icon Luxembourg SARL
2.75% (3 Month USD LIBOR + 2.25%, Rate Floor: 2.75%) due 07/03/28	3,219,275	3,201,183

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 17

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
FLOATING RATE STRATEGIES FUND

	Face Amount~	Value
Sigma Holding BV (Flora Food)
3.50% ((1 Month EURIBOR + 3.50%) and (6 Month EURIBOR + 3.50%), Rate Floor: 3.50%) due 07/02/25	EUR 3,000,000	$3,098,927
Catalent Pharma Solutions, Inc.
2.50% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.50%) due 02/22/28	3,076,692	3,069,000
Aveanna Healthcare LLC
4.25% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 07/17/28	3,156,241	3,068,655
CHG PPC Parent LLC
3.50% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.50%) due 12/08/28	3,050,000	2,973,750
Energizer Holdings, Inc.
2.75% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.75%) due 12/22/27	2,821,500	2,772,124
Agiliti
3.00% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 01/04/26†††	2,686,154	2,666,008
Pearl Intermediate Parent LLC
4.25% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 02/14/25	2,536,990	2,521,134
MajorDrive Holdings IV LLC
4.56% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.50%) due 06/01/28	2,338,250	2,298,804
Arctic Glacier Group Holdings, Inc.
4.51% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 03/20/24	2,272,564	2,100,895
Cambrex Corp.
4.25% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 12/04/26	1,876,250	1,858,669
Endo Luxembourg Finance Company I SARL
5.75% (3 Month USD LIBOR + 5.00%, Rate Floor: 5.75%) due 03/27/28	1,900,800	1,776,260
Valeant Pharmaceuticals International, Inc.
3.46% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 06/02/25	1,306,445	1,294,465
Upstream Newco, Inc.
4.68% (1 Month USD Term SOFR + 4.25%, Rate Floor: 4.59%) due 11/20/26	746,250	741,123
Total Consumer, Non-cyclical		227,784,907

18 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
FLOATING RATE STRATEGIES FUND

	Face Amount~	Value
Consumer, Cyclical - 12.7%
Thevelia US LLC
due 02/09/29	11,800,000	$11,623,000
First Brands Group LLC
6.00% (3 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 03/30/27	11,539,494	11,424,099
Packers Holdings LLC
4.00% (3 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 03/09/28	9,059,325	8,912,111
AlixPartners, LLP
3.25% (1 Month USD LIBOR + 2.75%, Rate Floor: 3.25%) due 02/04/28	8,907,563	8,758,628
Truck Hero, Inc.
4.00% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 01/31/28	8,980,946	8,689,065
Stars Group (Amaya)
3.26% (3 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 07/21/26	7,611,750	7,543,549
Go Daddy Operating Company LLC
2.20% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 02/15/24	7,066,636	7,010,669
IBC Capital Ltd.
4.67% (3 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 09/11/23	7,108,830	6,939,995
Power Solutions (Panther)
3.71% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 04/30/26	6,867,314	6,772,889
Zephyr Bidco Ltd.
5.47% (1 Month GBP SONIA + 4.75%, Rate Floor: 5.23%) due 07/23/25	GBP 5,265,000	6,740,533
Alterra Mountain Co.
4.00% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 08/17/28	6,657,163	6,598,912
PetSmart LLC
4.50% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 02/11/28	6,318,250	6,291,903
American Tire Distributors, Inc.
7.00% (3 Month USD LIBOR + 6.25%, Rate Floor: 7.00%) due 10/20/28	6,055,000	5,991,907
Scientific Games Holdings, LP
due 02/03/29	5,950,000	5,888,358
1011778 BC Unlimited Liability Co.
2.21% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 11/19/26	5,777,590	5,646,381
Entain Holdings (Gibraltar) Ltd.
3.74% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.75%) due 03/29/27	5,227,333	5,175,060

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 19

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
FLOATING RATE STRATEGIES FUND

	Face Amount~	Value
Fertitta Entertainment LLC
4.50% (1 Month USD Term SOFR + 4.00%, Rate Floor: 4.50%) due 01/27/29	5,000,000	$4,968,750
Eagle Parent Corp.
due 03/17/29	4,800,000	4,749,984
Burlington Stores, Inc.
2.46% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 06/26/28	4,714,375	4,647,572
EG Finco Ltd.
4.00% (3 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 02/07/25	EUR 3,324,277	3,628,343
5.00% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 02/07/25	769,595	755,850
BrightView Landscapes LLC
3.00% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 08/15/25	4,276,103	4,238,687
PCI Gaming Authority, Inc.
2.96% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 05/29/26	4,257,140	4,219,208
CNT Holdings I Corp.
4.25% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 11/08/27	3,762,000	3,737,697
CHG Healthcare Services, Inc.
5.00% (1 Month USD LIBOR + 3.50%, Rate Floor: 5.00%) due 09/29/28	3,034,750	3,003,462
Mavis Tire Express Services TopCo Corp.
4.75% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 05/04/28	2,985,000	2,962,195
WIRB - Copernicus Group, Inc.
5.01% (3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 01/08/27	2,888,859	2,873,201
Rent-A-Center, Inc.
3.81% (3 Month USD LIBOR + 3.25%, Rate Floor: 3.75%) due 02/17/28	2,489,500	2,435,055
Seren BidCo AB
4.01% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 11/16/28	2,194,500	2,156,777
Alexander Mann
5.72% (6 Month GBP LIBOR + 5.00%, Rate Floor: 5.00%) due 06/16/25	GBP 1,540,000	1,960,423
American Trailer World Corp.
4.50% (1 Month USD Term SOFR + 3.75%, Rate Floor: 4.50%) due 03/03/28	1,592,000	1,524,340

20 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
FLOATING RATE STRATEGIES FUND

	Face Amount~	Value
WW International, Inc.
4.00% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 04/13/28	1,653,750	$1,500,778
SHO Holding I Corp.
6.25% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 04/26/24	561,628	518,102
6.23% (3 Month USD LIBOR + 5.23%, Rate Floor: 6.23%) due 04/29/24	9,357	8,632
Total Consumer, Cyclical		169,896,115

Technology - 11.0%
Conair Holdings LLC
4.76% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 05/17/28	9,908,230	9,734,836
Wrench Group LLC
5.01% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 04/30/26	9,488,218	9,393,336
Informatica LLC
3.25% (3 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 10/27/28	9,500,000	9,390,750
Ascend Learning LLC
4.00% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 12/11/28	9,077,250	8,966,054
Polaris Newco LLC
4.50% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.50%) due 06/02/28	8,740,852	8,668,740
CoreLogic, Inc.
4.00% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 06/02/28	8,674,704	8,560,892
Emerald TopCo, Inc. (Press Ganey)
3.80% (3 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 07/24/26	8,572,621	8,448,060
Athenahealth Group, Inc.
4.00% (1 Month USD Term SOFR + 3.50%, Rate Floor: 4.00%) due 02/15/29	8,354,058	8,251,721
WEX, Inc.
2.71% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 03/31/28	7,722,000	7,618,602
Peraton Corp.
4.50% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 02/01/28	7,533,262	7,469,682
Misys Ltd.
4.50% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 06/13/24	7,290,318	7,189,274
RealPage, Inc.
3.75% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.75%) due 04/24/28	7,082,250	6,993,014

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 21

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
FLOATING RATE STRATEGIES FUND

	Face Amount~	Value
Boxer Parent Company, Inc.
4.76% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 10/02/25	6,083,455	$6,041,661
Entegris, Inc.
due 03/02/29	6,000,000	5,980,020
CCC Intelligent Solutions, Inc.
3.26% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.75%) due 09/21/28	5,985,000	5,919,165
Atlas CC Acquisition Corp.
5.00% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 05/25/28	5,621,091	5,591,243
Verscend Holding Corp.
4.46% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 08/27/25	4,357,075	4,335,290
Epicor Software
4.00% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 07/30/27	3,721,662	3,687,758
Project Ruby Ultimate Parent Corp.
4.00% (3 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 03/10/28	3,465,000	3,426,885
Sabre GLBL, Inc.
2.46% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 02/22/24	2,032,712	1,998,420
4.00% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 12/17/27	1,389,500	1,372,131
Taxware Holdings (Sovos Compliance LLC)
5.00% (1 Month USD LIBOR + 4.50%, Rate Floor: 5.00%) due 08/11/28	3,232,310	3,222,225
EXC Holdings III Corp.
4.51% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 12/02/24	1,938,938	1,924,395
TIBCO Software, Inc.
4.21% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 06/30/26	1,772,932	1,761,852
Ep Purchaser LLC
4.51% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 11/06/28	1,400,000	1,388,044
Total Technology		147,334,050

Communications - 8.9%
Xplornet Communications, Inc.
4.50% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.50%) due 10/02/28	10,896,250	10,676,037
WMG Acquisition Corp.
2.58% (1 Month USD LIBOR + 2.13%, Rate Floor: 2.13%) due 01/20/28	10,000,000	9,895,800

22 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
FLOATING RATE STRATEGIES FUND

	Face Amount~	Value
Titan AcquisitionCo New Zealand Ltd. (Trade Me)
5.01% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.50%) due 10/18/28	9,500,000	$9,405,000
SBA Senior Finance II LLC
2.21% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 04/11/25	9,425,518	9,298,556
UPC Broadband Holding BV
3.40% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 01/31/29	9,300,000	9,164,406
McGraw Hill LLC
5.55% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.25%) due 07/28/28	8,660,490	8,560,375
Virgin Media Bristol LLC
2.90% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 01/31/28	7,916,233	7,808,651
CSC Holdings LLC
2.65% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 07/17/25	6,815,742	6,692,241
Ziggo Financing Partnership
2.90% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 04/28/28	6,685,000	6,577,438
Zayo Group Holdings, Inc.
3.46% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/09/27	6,648,468	6,463,973
Playtika Holding Corp.
3.21% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 03/13/28	6,515,752	6,410,587
Authentic Brands
4.00% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 09/27/24	5,353,601	5,304,508
SFR Group S.A.
3.93% (3 Month USD LIBOR + 3.69%, Rate Floor: 3.69%) due 02/02/26	3,353,615	3,272,927
3.05% (3 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 07/31/25	1,640,978	1,599,954
Radiate Holdco LLC
4.00% (3 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 09/25/26	4,674,784	4,629,812
Telenet Financing USD LLC
2.40% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 04/28/28	4,000,000	3,902,840
Cengage Learning Acquisitions, Inc.
5.75% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 07/14/26	3,333,250	3,302,018

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 23

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
FLOATING RATE STRATEGIES FUND

	Face Amount~	Value
Level 3 Financing, Inc.
2.21% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 03/01/27	3,339,546	$3,273,790
Recorded Books, Inc.
4.39% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 08/29/25	2,200,000	2,178,924
Cincinnati Bell, Inc.
3.75% (1 Month USD Term SOFR + 3.25%, Rate Floor: 3.75%) due 11/23/28	1,000,000	985,630
Total Communications		119,403,467

Financial - 8.8%
AmWINS Group, Inc.
3.00% (1 Month USD LIBOR + 2.25%, Rate Floor: 3.00%) due 02/21/28	10,442,558	10,259,814
AqGen Island Holdings, Inc.
4.56% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 08/02/28	9,226,875	9,146,140
FleetCor Technologies Operating Company LLC
2.21% (3 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 04/28/28	8,578,467	8,420,709
USI, Inc.
4.01% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 05/16/24	7,947,045	7,887,283
NFP Corp.
3.71% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 02/15/27	7,726,790	7,577,122
Aretec Group, Inc.
4.71% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 10/01/25	7,594,875	7,522,116
Jane Street Group LLC
3.21% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 01/26/28	7,307,500	7,193,357
Alliant Holdings Intermediate LLC
3.71% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 05/09/25	7,225,735	7,138,014
Focus Financial Partners LLC
2.46% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 07/03/24	6,706,509	6,607,319
HarbourVest Partners, LP
2.49% (3 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 03/03/25	6,186,869	6,109,533
Nexus Buyer LLC
4.21% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 11/09/26	4,660,754	4,610,651
Citadel Securities, LP
2.93% (1 Month USD Term SOFR + 2.50%, Rate Floor: 2.50%) due 02/02/28	4,466,250	4,436,728

24 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
FLOATING RATE STRATEGIES FUND

	Face Amount~	Value
Franchise Group, Inc.
5.50% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.50%) due 03/10/26	4,036,453	$4,026,362
Trans Union LLC
2.75% (3 Month USD LIBOR + 2.25%, Rate Floor: 2.75%) due 12/01/28	3,734,411	3,701,735
Virtu Financial
3.50% (1 Month USD Term SOFR + 3.00%, Rate Floor: 3.50%) due 01/13/29	3,600,000	3,559,500
Ryan Specialty Group LLC
3.75% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.75%) due 09/01/27	3,546,000	3,516,462
Apex Group Treasury LLC
4.76% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 07/27/28	3,482,500	3,449,869
Cobham Ultra SeniorCo SARL
due 11/15/28	3,300,000	3,260,136
HighTower Holding LLC
4.75% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 04/21/28	2,686,500	2,659,635
Duff & Phelps
4.75% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 04/09/27	2,560,902	2,544,897
HUB International Ltd.
5.00% (3 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 04/25/25	2,144,584	2,128,993
Zodiac Pool Solutions LLC
2.50% (1 Month USD Term SOFR + 2.00%, Rate Floor: 2.50%) due 01/29/29	1,695,750	1,680,064
Teneo Holdings LLC
6.25% (3 Month USD Term SOFR + 5.25%, Rate Floor: 6.25%) due 07/11/25	1,280,000	1,264,806
Total Financial		118,701,245

Basic Materials - 5.3%
Asplundh Tree Expert LLC
2.21% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 09/07/27	9,675,443	9,555,855
Messer Industries USA, Inc.
2.96% (3 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 03/02/26	9,668,773	9,522,387
CTEC III GmbH
due 01/19/29	EUR 7,500,000	8,214,728
Element Solutions, Inc.
2.46% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 01/30/26	7,938,931	7,863,829

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 25

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
FLOATING RATE STRATEGIES FUND

	Face Amount~	Value
Illuminate Buyer LLC
3.96% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 06/30/27	7,681,697	$7,417,677
Alpha 3 BV (Atotech)
3.00% (3 Month USD LIBOR + 2.50%, Rate Floor: 3.00%) due 03/20/28	6,749,000	6,652,827
Diamond BC BV
3.25% (1 Month USD LIBOR + 2.75%, Rate Floor: 3.25%) due 09/29/28	5,286,750	5,173,085
NIC Acquisition Corp.
4.76% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 12/29/27	4,018,455	3,897,901
INEOS Ltd.
3.25% (1 Month USD LIBOR + 2.75%, Rate Floor: 3.25%) due 01/29/26	2,580,500	2,531,470
Ascend Performance Materials Operations LLC
due 08/27/26	2,200,000	2,189,924
GrafTech Finance, Inc.
3.50% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.50%) due 02/12/25	2,098,958	2,070,097
W.R. Grace Holdings LLC
4.81% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 09/22/28	1,745,625	1,728,169
DCG Acquisition Corp.
4.96% (1 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 09/30/26	1,704,374	1,674,548
Univar Netherlands Holding BV
2.21% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 06/03/28	1,667,895	1,652,784
Trinseo Materials Operating S.C.A.
2.96% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 05/03/28	1,588,000	1,558,225
Total Basic Materials		71,703,506

Energy - 0.9%
DT Midstream, Inc.
2.50% (6 Month USD LIBOR + 2.00%, Rate Floor: 2.50%) due 06/26/28	7,543,000	7,523,087
TransMontaigne Operating Company LP
4.00% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 11/17/28	3,890,250	3,861,890
Permian Production Partners LLC
9.00% (3 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) (in-kind rate was 2.00%) due 11/24/25†††,3	1,017,726	1,002,460
Total Energy		12,387,437

Total Senior Floating Rate Interests
(Cost $1,160,647,471)		1,143,198,502

26 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
FLOATING RATE STRATEGIES FUND

	Face Amount~	Value
CORPORATE BONDS†† - 4.0%
Consumer, Non-cyclical - 1.8%
Nathan’s Famous, Inc.
6.63% due 11/01/25[4]	3,135,000	$3,119,325
Sotheby’s
7.38% due 10/15/27[4]	2,875,000	2,944,259
Cheplapharm Arzneimittel GmbH
5.50% due 01/15/28[4]	2,975,000	2,878,282
Legends Hospitality Holding Company LLC / Legends Hospitality Co-Issuer, Inc.
5.00% due 02/01/26[4]	2,875,000	2,760,000
Tenet Healthcare Corp.
4.38% due 01/15/30[4]	2,800,000	2,687,804
ADT Security Corp.
4.13% due 08/01/29[4]	2,875,000	2,670,156
CPI CG, Inc.
8.63% due 03/15/26[4]	2,689,000	2,617,150
WW International, Inc.
4.50% due 04/15/29[4]	2,875,000	2,327,974
HCA, Inc.
4.50% due 02/15/27	1,500,000	1,549,268
Total Consumer, Non-cyclical		23,554,218

Communications - 0.8%
VZ Secured Financing BV
5.00% due 01/15/32[4]	3,500,000	3,272,500
LCPR Senior Secured Financing DAC
6.75% due 10/15/27[4]	2,875,000	2,953,487
Altice France S.A.
5.50% due 10/15/29[4]	2,850,000	2,557,248
McGraw-Hill Education, Inc.
5.75% due 08/01/28[4]	1,575,000	1,502,188
Total Communications		10,285,423

Industrial - 0.5%
New Enterprise Stone & Lime Company, Inc.
5.25% due 07/15/28[4]	2,875,000	2,763,968
Cleaver-Brooks, Inc.
7.88% due 03/01/23[4]	2,875,000	2,739,300
Brundage-Bone Concrete Pumping Holdings, Inc.
6.00% due 02/01/26[4]	1,412,000	1,359,375
Total Industrial		6,862,643

Consumer, Cyclical - 0.3%
Fertitta Entertainment LLC / Fertitta Entertainment Finance Company, Inc.
4.63% due 01/15/29[4]	5,000,000	4,737,500
Energy - 0.3%
Sabine Pass Liquefaction LLC
5.63% due 04/15/23	4,200,000	4,297,220
Financial - 0.2%
Hunt Companies, Inc.
5.25% due 04/15/29[4]	1,850,000	1,762,403
Lincoln Financing SARL
3.88% (3 Month EURIBOR + 3.88%, Rate Floor: 3.88%) due 04/01/24◊,4	EUR 350,000	386,328
Total Financial		2,148,731

Basic Materials - 0.1%
WR Grace Holdings LLC
4.88% due 06/15/27[4]	1,975,000	1,932,439
Mirabela Nickel Ltd.
due 06/24/19[5,6]	1,279,819	63,991
Total Basic Materials		1,996,430

Total Corporate Bonds
(Cost $56,435,496)		53,882,165

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 27

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
FLOATING RATE STRATEGIES FUND

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 0.9%
Residential Mortgage-Backed Securities - 0.9%
RALI Series Trust
2006-QO6, 0.82% (1 Month USD LIBOR + 0.36%, Rate Floor: 0.36%) due 06/25/46◊	10,609,202	$2,837,573
2006-QO2, 0.90% (1 Month USD LIBOR + 0.44%, Rate Floor: 0.44%) due 02/25/46◊	424,625	105,598
Washington Mutual Mortgage Pass-Through Certificates Trust
2007-OA6, 0.95% (1 Year CMT Rate + 0.81%, Rate Floor: 0.81%) due 07/25/47◊	2,597,102	2,296,210
American Home Mortgage Assets Trust
2006-4, 0.67% (1 Month USD LIBOR + 0.21%, Rate Floor: 0.21%) due 10/25/46◊	2,424,538	1,493,260
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR9, 0.98% (1 Year CMT Rate + 0.84%, Rate Floor: 0.84%) due 11/25/46◊	1,697,181	1,469,973
Lehman XS Trust Series
2006-16N, 0.84% (1 Month USD LIBOR + 0.38%, Rate Floor: 0.38%) due 11/25/46◊	1,414,826	1,332,587
Wachovia Asset Securitization Issuance II LLC Trust
2007-HE1, 0.60% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 07/25/37◊,4	936,438	924,738
Nomura Resecuritization Trust
2015-4R, 2.27% (1 Month USD LIBOR + 0.43%, Rate Floor: 0.43%) due 03/26/36◊,4	872,371	813,374
Alliance Bancorp Trust
2007-OA1, 0.94% (1 Month USD LIBOR + 0.48%, Rate Floor: 0.48%) due 07/25/37◊	403,466	372,853
Morgan Stanley Re-REMIC Trust
2010-R5, 2.24% due 06/26/36[4]	333,385	306,974
New Century Home Equity Loan Trust
2004-4, 1.25% (1 Month USD LIBOR + 0.80%, Rate Cap/Floor: 12.50%/0.80%) due 02/25/35◊	172,278	168,470
GSAA Home Equity Trust
2007-7, 1.00% (1 Month USD LIBOR + 0.54%, Rate Floor: 0.54%) due 07/25/37◊	152,623	151,252
Total Residential Mortgage-Backed Securities		12,272,862

Total Collateralized Mortgage Obligations
(Cost $14,198,121)		12,272,862

28 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
FLOATING RATE STRATEGIES FUND

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 0.5%
Collateralized Loan Obligations - 0.5%
Jamestown CLO V Ltd.
2014-5A, 5.34% (3 Month USD LIBOR + 5.10%, Rate Floor: 0.00%) due 01/17/27◊,4	4,000,000	$3,911,748
Treman Park CLO Ltd.
2015-1A, due 10/20/28[4,7]	3,000,000	2,346,581
Octagon Loan Funding Ltd.
2014-1A, due 11/18/31[4,7]	2,071,948	795,835
Avery Point II CLO Ltd.
2013-3X COM, due 01/18/25[7]	1,301,155	25,763
OHA Credit Partners IX Ltd.
2013-9A, due 10/20/25[4,7]	1,808,219	2,025
Total Collateralized Loan Obligations		7,081,952

Asset-Backed Securities - 0.0%
Airplanes Pass Through Trust
2001-1A, due 03/15/19†††,5	896,492	9
Total Asset-Backed Securities
(Cost $7,488,577)		7,081,961

Total Investments - 108.1%
(Cost $1,475,980,877)		$1,451,466,458
Other Assets & Liabilities, net - (8.1)%		(109,351,791)
Total Net Assets - 100.0%		$1,342,114,667

Forward Foreign Currency Exchange Contracts††
Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Depreciation
JPMorgan Chase Bank, N.A.	EUR	Sell	190,000	209,436 USD	04/14/22	$(874)
Barclays Bank plc	GBP	Sell	6,667,000	8,685,677 USD	04/14/22	(71,880)
Bank of America, N.A.	EUR	Sell	15,240,000	16,643,832 USD	04/14/22	(225,233)
						$(297,987)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 29

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
FLOATING RATE STRATEGIES FUND

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
◊

Variable rate security. Rate indicated is the rate effective at March 31, 2022. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of March 31, 2022.
[3]	Payment-in-kind security.
[4]

Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $57,072,961 (cost $58,338,119), or 4.3% of total net assets.

[5]	Security is in default of interest and/or principal obligations.
[6]

Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $63,991 (cost $1,160,811), or less than 0.1% of total net assets — See Note 9.

[7]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
CMT — Constant Maturity Treasury
EUR — Euro
EURIBOR — European Interbank Offered Rate
GBP — British Pound
LIBOR — London Interbank Offered Rate
plc — Public Limited Company
REMIC — Real Estate Mortgage Investment Conduit
SARL — Société à Responsabilité Limitée
SOFR — Secured Overnight Financing Rate
SONIA — Sterling Overnight Index Average

See Sector Classification in Other Information section.

30 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
FLOATING RATE STRATEGIES FUND

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2022 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$—	$—	$564,014		$564,014
Preferred Stocks	—	—	—	*	—
Exchange-Traded Funds	37,021,862	—	—		37,021,862
Money Market Fund	197,445,092	—	—		197,445,092
Senior Floating Rate Interests	—	1,133,240,984	9,957,518		1,143,198,502
Corporate Bonds	—	53,882,165	—		53,882,165
Collateralized Mortgage Obligations	—	12,272,862	—		12,272,862
Asset-Backed Securities	—	7,081,952	9		7,081,961
Total Assets	$234,466,954	$1,206,477,963	$10,521,541		$1,451,466,458

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Forward Foreign Currency Exchange Contracts**	$—	$297,987	$—	$297,987
Unfunded Loan Commitments (Note 8)	—	—	115,831	115,831
Total Liabilities	$—	$297,987	$115,831	$413,818

*	Security has a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 31

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 31, 2022
FLOATING RATE STRATEGIES FUND

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments, result in that company being considered an affiliated issuer, as defined in the 1940 Act.

Transactions during the period ended March 31, 2022, in which the company is an affiliated issuer, were as follows:

Security Name	Value 09/30/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/22	Shares 03/31/22
Common Stocks
BP Holdco LLC*	$172,216	$—	$—	$—	$—	$172,216	244,278
Targus Group International Equity, Inc.*	31,108	—	—	—	2,342	33,450	12,773
	$203,324	$—	$—	$—	$2,342	$205,666

*	Non-income producing security.

32 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
FLOATING RATE STRATEGIES FUND

March 31, 2022

Assets:
Investments in unaffiliated issuers, at value (cost $1,475,889,596)	$1,451,260,792
Investments in affiliated issuers, at value (cost $91,281)	205,666
Foreign currency, at value (cost 11,880)	11,943
Cash	2,321,484
Segregated cash with broker	300,000
Prepaid expenses	170,053
Receivables:
Securities sold	17,485,938
Fund shares sold	4,562,832
Interest	3,102,732
Other assets	1,704
Total assets	1,479,423,144

Liabilities:
Unfunded loan commitments, at value (Note 8) (commitment fees received $31,839)	115,831
Unrealized depreciation on forward foreign currency exchange contracts	297,987
Payable for:
Securities purchased	126,319,220
Fund shares redeemed	8,855,105
Management fees	651,585
Distributions to shareholders	502,031
Transfer agent/maintenance fees	206,142
Distribution and service fees	88,942
Fund accounting/administration fees	73,860
Trustees’ fees*	6,944
Due to Investment Adviser	928
Miscellaneous	189,902
Total liabilities	137,308,477
Net assets	$1,342,114,667

Net assets consist of:
Paid in capital	$1,519,902,616
Total distributable earnings (loss)	(177,787,949)
Net assets	$1,342,114,667

A-Class:
Net assets	$162,036,876
Capital shares outstanding	6,546,371
Net asset value per share	$24.75
Maximum offering price per share (Net asset value divided by 97.00%)	$25.52

C-Class:
Net assets	$54,464,651
Capital shares outstanding	2,201,183
Net asset value per share	$24.74

P-Class:
Net assets	$49,155,122
Capital shares outstanding	1,985,022
Net asset value per share	$24.76

Institutional Class:
Net assets	$1,075,107,370
Capital shares outstanding	43,395,074
Net asset value per share	$24.77

R6-Class:
Net assets	$1,350,648
Capital shares outstanding	54,521
Net asset value per share	$24.77

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 33

STATEMENT OF OPERATIONS (Unaudited)
FLOATING RATE STRATEGIES FUND

Six Months Ended March 31, 2022

Investment Income:
Dividends from securities of unaffiliated issuers	$996,117
Interest from securities of unaffiliated issuers	19,745,516
Total investment income	20,741,633

Expenses:
Management fees	3,547,090
Distribution and service fees:
A-Class	177,035
C-Class	258,164
P-Class	49,798
Transfer agent/maintenance fees:
A-Class	44,810
C-Class	45,962
P-Class	6,624
Institutional Class	463,933
R6-Class	70
Fund accounting/administration fees	357,188
Line of credit fees	125,444
Professional fees	39,578
Custodian fees	10,710
Trustees’ fees*	910
Interest expense	121
Miscellaneous	70,887
Recoupment of previously waived fees:
A-Class	42,093
C-Class	14,885
P-Class	16,690
Institutional Class	283,649
R6-Class	796
Total expenses	5,556,437
Less:
Expenses reimbursed by Adviser:
A-Class	$(72,422)
C-Class	(55,799)
P-Class	(19,158)
Institutional Class	(609,196)
R6-Class	(198)
Expenses waived by Adviser	(22,121)
Earnings credits applied	(469)
Total waived/reimbursed expenses	(779,363)
Net expenses	4,777,074
Net investment income	15,964,559

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(542,740)
Forward foreign currency exchange contracts	2,254,884
Foreign currency transactions	(26,440)
Net realized gain	1,685,704
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(17,274,410)
Investments in affiliated issuers	2,342
Forward foreign currency exchange contracts	(1,046,591)
Foreign currency translations	183,281
Net change in unrealized appreciation (depreciation)	(18,135,378)
Net realized and unrealized loss	(16,449,674)
Net decrease in net assets resulting from operations	$(485,115)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

34 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
FLOATING RATE STRATEGIES FUND

	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021
Increase (Decrease) in Net Assets from Operations:
Net investment income	$15,964,559	$27,738,320
Net realized gain (loss) on investments	1,685,704	(13,132,511)
Net change in unrealized appreciation (depreciation) on investments	(18,135,378)	44,500,462
Net increase (decrease) in net assets resulting from operations	(485,115)	59,106,271

Distributions:
Distributions to shareholders
A-Class	(2,004,032)	(3,412,072)
C-Class	(539,963)	(1,100,775)
P-Class	(564,816)	(813,511)
Institutional Class	(13,059,997)	(14,371,249)
R6-Class	(71,819)	(41,286)
Return of capital
A-Class	—	(1,376,939)
C-Class	—	(423,452)
P-Class	—	(329,918)
Institutional Class	—	(6,123,159)
R6-Class	—	(15,347)
Total distributions to shareholders	(16,240,627)	(28,007,708)

Capital share transactions:
Proceeds from sale of shares
A-Class	56,400,981	42,886,643
C-Class	12,779,184	11,618,216
P-Class	19,351,826	11,762,196
Institutional Class	610,248,136	417,183,606
R6-Class	20,223,692	425,184
Distributions reinvested
A-Class	1,774,501	3,444,538
C-Class	455,835	1,263,416
P-Class	564,645	1,140,824
Institutional Class	11,047,257	16,416,134
R6-Class	70,054	56,275
Cost of shares redeemed
A-Class	(17,671,459)	(68,575,988)
C-Class	(10,342,756)	(26,924,208)
P-Class	(5,563,479)	(12,084,110)
Institutional Class	(244,434,949)	(247,889,580)
R6-Class	(20,033,547)	(924,217)
Net increase from capital share transactions	434,869,921	149,798,929
Net increase in net assets	418,144,179	180,897,492

Net assets:
Beginning of period	923,970,488	743,072,996
End of period	$1,342,114,667	$923,970,488

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 35

STATEMENTS OF CHANGES IN NET ASSETS (concluded)
FLOATING RATE STRATEGIES FUND

	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021
Capital share activity:
Shares sold
A-Class	2,264,817	1,722,444
C-Class	512,138	466,982
P-Class	773,824	472,737
Institutional Class	24,427,349	16,736,374
R6-Class	804,652	17,355
Shares issued from reinvestment of distributions
A-Class	71,130	138,927
C-Class	18,278	51,013
P-Class	22,634	45,989
Institutional Class	442,617	660,993
R6-Class	2,802	2,270
Shares redeemed
A-Class	(707,176)	(2,751,886)
C-Class	(414,635)	(1,086,812)
P-Class	(222,825)	(487,616)
Institutional Class	(9,808,333)	(9,995,214)
R6-Class	(802,979)	(37,009)
Net increase in shares	17,384,293	5,956,547

36 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
FLOATING RATE STRATEGIES FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Six Months Ended March 31, 2022[a]	Year Ended Sept. 30, 2021	Year Ended Sept. 30, 2020	Year Ended Sept. 30, 2019	Year Ended Sept. 30, 2018	Year Ended Sept. 30, 2017
Per Share Data
Net asset value, beginning of period	$25.09	$24.08	$25.23	$25.92	$26.01	$25.92
Income (loss) from investment operations:
Net investment income (loss)[b]	.35	.83	1.02	1.17	1.04	.93
Net gain (loss) on investments (realized and unrealized)	(.34)	1.02	(1.16)	(.67)	(.07)	.10
Total from investment operations	.01	1.85	(.14)	.50	.97	1.03
Less distributions from:
Net investment income	(.35)	(.83)	(.83)	(1.19)	(1.06)	(.94)
Return of capital	—	(.01)	(.18)	—	—	—
Total distributions	(.35)	(.84)	(1.01)	(1.19)	(1.06)	(.94)
Net asset value, end of period	$24.75	$25.09	$24.08	$25.23	$25.92	$26.01

Total Return[c]	0.05%	7.83%	(0.50%)	2.01%	3.80%	4.03%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$162,037	$123,392	$139,857	$235,752	$431,562	$534,911
Ratios to average net assets:
Net investment income (loss)	2.78%	3.36%	4.23%	4.60%	4.02%	3.58%
Total expenses[d]	1.13%	1.09%	1.25%	1.23%	1.15%	1.13%
Net expenses[e,f,g]	1.03%	1.05%	1.10%	1.07%	1.03%	1.04%
Portfolio turnover rate	16%	57%	20%	10%	33%	44%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 37

FINANCIAL HIGHLIGHTS (continued)
FLOATING RATE STRATEGIES FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Six Months Ended March 31, 2022[a]	Year Ended Sept. 30, 2021	Year Ended Sept. 30, 2020	Year Ended Sept. 30, 2019	Year Ended Sept. 30, 2018	Year Ended Sept. 30, 2017
Per Share Data
Net asset value, beginning of period	$25.08	$24.07	$25.22	$25.91	$26.00	$25.91
Income (loss) from investment operations:
Net investment income (loss)[b]	.25	.65	.84	.98	.85	.74
Net gain (loss) on investments (realized and unrealized)	(.33)	1.02	(1.16)	(.67)	(.07)	.10
Total from investment operations	(.08)	1.67	(.32)	.31	.78	.84
Less distributions from:
Net investment income	(.26)	(.65)	(.68)	(1.00)	(.87)	(.75)
Return of capital	—	(.01)	(.15)	—	—	—
Total distributions	(.26)	(.66)	(.83)	(1.00)	(.87)	(.75)
Net asset value, end of period	$24.74	$25.08	$24.07	$25.22	$25.91	$26.00

Total Return[c]	(0.32%)	7.03%	(1.24%)	1.26%	3.03%	3.26%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$54,465	$52,308	$63,891	$112,481	$172,906	$204,008
Ratios to average net assets:
Net investment income (loss)	2.04%	2.61%	3.47%	3.86%	3.29%	2.83%
Total expenses[d]	2.00%	1.86%	1.96%	1.93%	1.87%	1.83%
Net expenses[e,f,g]	1.78%	1.80%	1.85%	1.82%	1.78%	1.79%
Portfolio turnover rate	16%	57%	20%	10%	33%	44%

38 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (continued)
FLOATING RATE STRATEGIES FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

P-Class	Six Months Ended March 31, 2022[a]	Year Ended Sept. 30, 2021	Year Ended Sept. 30, 2020	Year Ended Sept. 30, 2019	Year Ended Sept. 30, 2018	Year Ended Sept. 30, 2017
Per Share Data
Net asset value, beginning of period	$25.10	$24.09	$25.24	$25.93	$26.02	$25.93
Income (loss) from investment operations:
Net investment income (loss)[b]	.35	.83	1.04	1.17	1.05	.94
Net gain (loss) on investments (realized and unrealized)	(.34)	1.02	(1.18)	(.67)	(.08)	.09
Total from investment operations	.01	1.85	(.14)	.50	.97	1.03
Less distributions from:
Net investment income	(.35)	(.83)	(.83)	(1.19)	(1.06)	(.94)
Return of capital	—	(.01)	(.18)	—	—	—
Total distributions	(.35)	(.84)	(1.01)	(1.19)	(1.06)	(.94)
Net asset value, end of period	$24.76	$25.10	$24.09	$25.24	$25.93	$26.02

Total Return	0.05%	7.83%	(0.50%)	2.01%	3.80%	4.03%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$49,155	$35,430	$33,251	$135,036	$385,306	$360,829
Ratios to average net assets:
Net investment income (loss)	2.78%	3.36%	4.26%	4.59%	4.05%	3.59%
Total expenses[d]	1.13%	1.06%	1.37%	1.22%	1.15%	1.16%
Net expenses[e,f,g]	1.03%	1.05%	1.10%	1.07%	1.03%	1.03%
Portfolio turnover rate	16%	57%	20%	10%	33%	44%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 39

FINANCIAL HIGHLIGHTS (continued)
FLOATING RATE STRATEGIES FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Six Months Ended March 31, 2022[a]	Year Ended Sept. 30, 2021	Year Ended Sept. 30, 2020	Year Ended Sept. 30, 2019	Year Ended Sept. 30, 2018	Year Ended Sept. 30, 2017
Per Share Data
Net asset value, beginning of period	$25.11	$24.10	$25.25	$25.95	$26.03	$25.94
Income (loss) from investment operations:
Net investment income (loss)[b]	.37	.89	1.09	1.23	1.11	1.00
Net gain (loss) on investments (realized and unrealized)	(.33)	1.02	(1.17)	(.68)	(.07)	.10
Total from investment operations	.04	1.91	(.08)	.55	1.04	1.10
Less distributions from:
Net investment income	(.38)	(.89)	(.88)	(1.25)	(1.12)	(1.01)
Return of capital	—	(.01)	(.19)	—	—	—
Total distributions	(.38)	(.90)	(1.07)	(1.25)	(1.12)	(1.01)
Net asset value, end of period	$24.77	$25.11	$24.10	$25.25	$25.95	$26.03

Total Return	0.21%	8.08%	(0.26%)	2.21%	4.08%	4.28%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,075,107	$711,583	$504,449	$1,065,820	$2,227,970	$2,590,393
Ratios to average net assets:
Net investment income (loss)	3.01%	3.59%	4.48%	4.83%	4.28%	3.83%
Total expenses[d]	0.94%	0.85%	0.97%	0.92%	0.84%	0.82%
Net expenses[e,f,g]	0.79%	0.81%	0.85%	0.83%	0.79%	0.79%
Portfolio turnover rate	16%	57%	20%	10%	33%	44%

40 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (continued)
FLOATING RATE STRATEGIES FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

R6-Class	Six Months Ended March 31, 2022[a]	Year Ended Sept. 30, 2021	Year Ended Sept. 30, 2020	Period Ended Sept. 30, 2019[h]
Per Share Data
Net asset value, beginning of period	$25.11	$24.10	$25.25	$25.38
Income (loss) from investment operations:
Net investment income (loss)[b]	.36	.91	1.13	.69
Net gain (loss) on investments (realized and unrealized)	(.32)	1.01	(1.21)	(.14)
Total from investment operations	.04	1.92	(.08)	.55
Less distributions from:
Net investment income	(.38)	(.90)	(.88)	(.68)
Return of capital	—	(.01)	(.19)	—
Total distributions	(.38)	(.91)	(1.07)	(.68)
Net asset value, end of period	$24.77	$25.11	$24.10	$25.25

Total Return	0.16%	8.06%	(0.22%)	2.20%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,351	$1,257	$1,625	$71,680
Ratios to average net assets:
Net investment income (loss)	2.84%	3.66%	4.56%	4.89%
Total expenses[d]	0.81%	0.83%	0.86%	0.85%
Net expenses[e,f,g]	0.79%	0.82%	0.84%	0.84%
Portfolio turnover rate	16%	57%	20%	10%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 41

FINANCIAL HIGHLIGHTS (concluded)
FLOATING RATE STRATEGIES FUND

[a]	Unaudited figures for the period ended March 31, 2022. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements for the periods presented was as follows:

	03/31/22[a]	09/30/21	09/30/20	09/30/19	09/30/18	09/30/17
A-Class	0.06%	—	0.00%*	—	—	—
C-Class	0.06%	—	0.00%*	—	0.01%	—
P-Class	0.08%	0.00%*	0.00%*	—	—	—
Institutional Class	0.07%	0.00%*	0.00%*	—	—	0.01%
R6-Class	0.03%	0.01%	0.00%*	0.00%*	N/A	N/A

*	Less than 0.01%.

[g]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the periods presented would be:

	03/31/22[a]	09/30/21	09/30/20	09/30/19	09/30/18	09/30/17
A-Class	1.01%	1.01%	1.02%	1.02%	1.02%	1.02%
C-Class	1.76%	1.76%	1.77%	1.77%	1.77%	1.77%
P-Class	1.00%	1.01%	1.02%	1.02%	1.02%	1.02%
Institutional Class	0.77%	0.77%	0.78%	0.78%	0.78%	0.78%
R6-Class[g]	0.76%	0.77%	0.78%	0.78%	N/A	N/A

[h]	Since commencement of operations: March 13, 2019. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

42 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

Guggenheim Funds Trust (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate fund. The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each fund separately.

The Trust offers a combination of five separate classes of shares: A-Class shares, C-Class shares, P-Class shares, R6-Class shares and Institutional Class shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share (“NAV”), with the exception of A-Class shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% contingent deferred sales charge (“CDSC”), if shares are redeemed within 12 months of purchase. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase. C-Class shares automatically convert to A-Class shares on or about the 10th day of the month following the 10-year anniversary of the purchase of the C-Class shares. This conversion will be executed without any sales charge, fee or other charge. After the conversion is completed, the shares will be subject to all features and expenses of A-Class shares. Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, endowments, foundations and corporations. Institutional Class shares require a minimum initial investment of $2 million and a minimum account balance of $1 million. R6-Class shares are offered primarily through qualified retirement and benefit plans. R6-Class shares are also offered through certain other plans and platforms sponsored by financial intermediaries. Certain institutional investors and others deemed appropriate by Guggenheim Investments (“GI”) may also be eligible to purchase R6-Class shares subject to a $2 million minimum initial investment. At March 31, 2022, the Trust consisted of nineteen funds (the “Funds”).

This report covers the Floating Rate Strategies Fund (the “Fund”), a diversified investment company. At March 31, 2022, A-Class, C-Class, P-Class, Institutional Class and R6-Class shares have been issued by the Fund.

Guggenheim Partners Investment Management, LLC (“GPIM”), which operates under the name Guggenheim Investments, provides advisory services. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI and GFD are affiliated entities.

Significant Accounting Policies

The Fund operates as an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

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The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The NAV of each Class of the Fund is calculated by dividing the market value of the Fund’s securities and other assets, less all liabilities, attributable to the Class by the number of outstanding shares of the Class.

(a) Valuation of Investments

The Board of Trustees of the Fund (the “Board”) has adopted policies and procedures for the valuation of the Fund’s investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund’s securities and/or other assets.

Valuations of the Fund’s securities and other assets are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Fund’s officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System shall generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there is no sale on the valuation date, exchange-traded U.S. equity securities will be valued on the basis of the last bid price.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign

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currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, under the Valuation Procedures, the Valuation Committee and GI are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Open-end investment companies are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds are valued at the last quoted sale price.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value.

Typically, loans are valued using information provided by an independent third party pricing service that uses broker quotes, among other inputs. If the pricing service cannot or does not provide a valuation for a particular loan, or such valuation is deemed unreliable, such investment is valued based on a quote from a broker-dealer or is fair valued by the Valuation Committee.

Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by GI, subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value”. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

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(b) Senior Floating Rate Interests and Loan Investments

Senior floating rate interests in which the Fund invests generally pay interest rates which are periodically adjusted by reference to a base short-term floating rate, plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the one-month or three-month London Inter-Bank Offered Rate (“LIBOR”), (ii) the prime rate offered by one or more major United States banks, or (iii) the bank’s certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities disclosed in the Fund’s Schedule of Investments.

The Fund invests in loans and other similar debt obligations (“obligations”). A portion of the Fund’s investments in these obligations is sometimes referred to as “covenant lite” loans or obligations (“covenant lite obligations”), which are obligations that lack covenants or possess fewer or less restrictive covenants or constraints on borrowers than certain other types of obligations. The Fund may also obtain exposure to covenant lite obligations through investment in securitization vehicles and other structured products. In recent market conditions, many new or reissued obligations have not featured traditional covenants, which are intended to protect lenders and investors by (i) imposing certain restrictions or other limitations on a borrower’s operations or assets or (ii) providing certain rights to lenders. The Fund may have fewer rights with respect to covenant lite obligations, including fewer protections against the possibility of default and fewer remedies in the event of default. As a result, investments in (or exposure to) covenant lite obligations are subject to more risk than investments in (or exposure to) certain other types of obligations. The Fund is subject to other risks associated with investments in (or exposure to) obligations, including that obligations may not be considered “securities” and, as a result, the Fund may not be entitled to rely on the anti-fraud protections under the federal securities laws and instead may have to resort to state law and direct claims.

(c) Interest on When-Issued Securities

The Fund may purchase and sell interests in securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, it may sell such securities before the settlement date.

(d) Currency Translations

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses

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are translated at the rates of exchange prevailing on the respective dates of such transactions. Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation, or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

The Fund does not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized gain or loss and unrealized appreciation or depreciation on investments.

Reported net realized foreign exchange gains and losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized appreciation and depreciation arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

(e) Forward Foreign Currency Exchange Contracts

The change in value of a forward foreign currency exchange contract is recorded as unrealized appreciation or depreciation until the contract is closed. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

(f) Foreign Taxes

The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income and foreign taxes on capital gains from sales of investments are included with the net realized gain (loss) on investments. Foreign taxes payable or deferred as of March 31, 2022, if any, are disclosed in the Fund’s Statement of Assets and Liabilities.

(g) Security Transactions

Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as a reduction to cost if the securities are still held and as realized gains if no longer held in the Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries, if any. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Interest income

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also includes paydown gains and losses on mortgage-backed and asset-backed securities and senior and subordinated loans. Amendment fees are earned as compensation for evaluating and accepting changes to the original loan agreement and are recognized when received. Dividend income from Real Estate Investment Trusts (“REITs”) is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to realized gains. The actual amounts of income, return of capital, and realized gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Income from residual collateralized loan obligations is recognized using the effective interest method. At the time of purchase, management estimates the future expected cash flows and determines the effective yield and estimated maturity date based on the estimated cash flows. Subsequent to the purchase, the estimated cash flows are updated periodically and a revised yield is calculated prospectively.

The Fund may receive other income from investments in senior loan interests including amendment fees, consent fees and commitment fees. For funded loans, these fees are recorded as income when received by the Fund and included in interest income on the Statement of Operations. For unfunded loans, commitment fees are included in realized gain on investments on the Statement of Operations at the end of the commitment period.

(h) Distributions

The Fund declares dividends from investment income daily. The Fund pays its shareholders from its net investment income monthly and distributes any net capital gains that it has realized, at least annually. Distributions to shareholders are recorded on the ex-dividend date. Dividends are reinvested in additional shares, unless shareholders request payment in cash. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for U.S. federal income tax purposes.

(i) Class Allocations

Interest and dividend income, most expenses, all realized gains and losses, and all unrealized appreciation and depreciation are allocated to the classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution and service fees are charged directly to specific classes. In addition, certain expenses have been allocated to the individual Funds in the Trust based on the respective net assets of each Fund included in the Trust.

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(j) Earnings Credits

Under the fee arrangement with the custodian, the Fund may earn credits based on overnight custody cash balances. These credits are utilized to reduce related custodial expenses. The custodian fees disclosed in the Statement of Operations are before the reduction in expense from the related earnings credits, if any. Earnings credits for the period ended March 31, 2022, are disclosed in the Statement of Operations.

(k) Cash

The Fund may leave cash overnight in its cash account with the custodian. Periodically, the Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 0.33% at March 31, 2022.

(i) Indemnifications

Under the Fund’s organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Note 2 – Derivatives

As part of its investment strategy, the Fund utilizes forward foreign currency exchange contracts. These investments involve, to varying degrees, elements of market risk and risks in excess of amounts recognized on the Statement of Assets and Liabilities. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Financial Statements.

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

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The Fund utilized derivatives for the following purposes:

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Fund may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.

The following table represents the Fund’s use and volume of forward foreign currency exchange contracts on a monthly basis:

	Average Value
Use	Purchased	Sold
Hedge	$857,591	$30,324,935

Derivative Investment Holdings Categorized by Risk Exposure

The following is a summary of the location of derivative investments on the Fund’s Statement of Assets and Liabilities as of March 31, 2022:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Currency forward contracts	—	Unrealized depreciation on forward foreign currency exchange contracts

The following tables set forth the fair value of the Fund’s derivative investments categorized by primary risk exposure at March 31, 2022:

Forward Foreign Currency Exchange Risk
Liability Derivative Investments Value	$297,987

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The following is a summary of the location of derivative investments on the Fund’s Statement of Operations for the period ended March 31, 2022:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Currency forward contracts	Net realized gain (loss) on forward foreign currency exchange contracts
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts

The following is a summary of the Fund’s realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Statement of Operations categorized by primary risk exposure for the period ended March 31, 2022:

Realized Gain (Loss) on Derivative Investments Recognized on the Statement of Operations
Forward Foreign Currency Exchange Risk
$2,254,884

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statement of Operations
Forward Foreign Currency Exchange Risk
$(1,046,591)

In conjunction with the use of derivative instruments, the Fund is required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Fund uses margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Fund as collateral.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

Note 3 – Offsetting

In the normal course of business, the Fund enters into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Fund to counteract the exposure to a specific counterparty with collateral

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

received from or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a fund and a counterparty that governs over-the-counter (“OTC”) derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, are reported separately on the Statement of Assets and Liabilities as segregated cash with broker/receivable for variation margin, or payable for swap settlement/variation margin. Cash and/or securities pledged or received as collateral by the Fund in connection with an OTC derivative subject to an ISDA Master Agreement generally may not be invested, sold or rehypothecated by the counterparty or the Fund, as applicable, absent an event of default under such agreement, in which case such collateral generally may be applied towards obligations due to and payable by such counterparty or the Fund, as applicable. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes to be of good standing and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

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The following tables present derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements:

				Gross Amounts Not Offset in the Statement of Assets and Liabilities
Instrument	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amount of Liabilities Presented on the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Forward foreign currency exchange contracts	$297,987	$—	$297,987	$—	$(225,233)	$72,754

The Fund has the right to offset deposits against any related derivative liabilities outstanding with each counterparty with the exception of exchange-traded or centrally-cleared derivatives. The following table presents deposits held by others in connection with derivative investments as of March 31, 2022.

Counterparty	Asset Type	Cash Pledged	Cash Received
BofA Securities, Inc.	Forward foreign currency exchange contracts	$300,000	$—

Note 4 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 —	quoted prices in active markets for identical assets or liabilities.

Level 2 —	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

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The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent pricing services are used to value a majority of the Fund’s investments. When values are not available from a pricing service, they will be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information and analysis. A significant portion of the Fund’s assets and liabilities are categorized as Level 2, as indicated in this report.

Quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may also be used to value the Fund’s assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although quotes are typically received from established market participants, the Fund may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in a quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.

Certain loans and other securities are valued using a single daily broker quote or a price from a third party vendor based on a single daily or monthly broker quote.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 5 – Investment Advisory Agreement and Other Agreements

Under the terms of an investment advisory contract, the Fund pays GI investment advisory fees calculated at an annualized rate of 0.65% of the average daily net assets of the Fund up to $5 billion; and 0.60% of the average daily net assets in excess of $5 billion.

GI pays operating expenses on behalf of the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, among others, on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Board has adopted Distribution Plans related to the offering of A-Class, C-Class and P-Class shares pursuant to Rule 12b-1 under the 1940 Act. The plans provide for payments at an annual rate of 0.25% of the average daily net assets of the Fund’s A-Class and P-Class shares, and 1.00% of the average daily net assets of the Fund’s C-Class shares.

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The investment advisory contract for the Fund provides that the total expenses be limited to a percentage of average net assets for each class of shares, exclusive of brokerage costs, dividends or interest on securities sold short, expenses of other investment companies in which the Fund invests, interest, taxes, litigation, indemnification and extraordinary expenses. The limits are listed below:

	Limit	Effective Date	Contract End Date
A-Class	1.02%	11/30/12	02/01/23
C-Class	1.77%	11/30/12	02/01/23
P-Class	1.02%	05/01/15	02/01/23
Institutional Class	0.78%	11/30/12	02/01/23
R6-Class	0.78%	03/13/19	02/01/23

GI is entitled to reimbursement by the Fund for fees waived or expenses reimbursed during any of the previous 36 months, beginning on the date of the expense limitation agreement, if on any day the estimated operating expenses are less than the indicated percentages. For purposes of this arrangement, GI is entitled to recoupment of previously waived fees or reimbursed expenses for 36 months from the date of the waiver or reimbursement by GI. At March 31, 2022, the amount of fees waived or expenses reimbursed that are subject to recoupment and will expire during the years ended September 30, are presented in the following table:

	2022	2023	2024	2025	Total
A-Class	$436,556	$272,258	$62,574	$74,971	$846,359
C-Class	150,199	99,862	35,328	56,719	342,108
P-Class	406,566	205,400	3,944	20,023	635,933
Institutional Class	1,098,852	804,754	224,572	626,608	2,754,786
R6-Class	1,228	1,025	280	573	3,106

For the period ended March 31, 2022, GI recouped $358,113 from the Fund.

For the period ended March 31, 2022, GFD retained sales charges of $94,675 relating to sales of A-Class shares of the Trust.

Certain trustees and officers of the Trust are also officers of GI and/or GFD. The Trust does not compensate its officers or trustees who are officers, directors and/or employees of GI or GFD.

MUFG Investor Services (US), LLC (“MUIS”) acts as the Fund’s administrator, transfer agent and accounting agent. As administrator, transfer agent and accounting agent, MUIS maintains the books and records of the Fund’s securities and cash. The Bank of New York Mellon Corp. (“BNY”) acts as the Fund’s custodian. As custodian, BNY is responsible for the custody of the Fund’s assets. For providing the aforementioned administrative and accounting services, MUIS is entitled to receive a monthly fee equal to a percentage of the Fund’s average daily net assets and out of pocket expenses. For providing the aforementioned transfer agent and custodian services,

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MUIS and BNY are entitled to receive a monthly fee based on the number of transactions during the month and the number of accounts under management, subject to certain minimum monthly fees, and out of pocket expenses.

Note 6 – Federal Income Tax Information

The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Fund from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund’s U.S. federal income tax returns are subject to examination by the Internal Revenue Service (“IRS”) for a period of three years after they are filed.

At March 31, 2022, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation/ (Depreciation)
$1,476,580,885	$1,236,918	$(26,649,332)	$(25,412,414)

Note 7 – Securities Transactions

For the period ended March 31, 2022, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Purchases	Sales
$537,602,667	$168,472,012

The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund

56 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price to save costs, where permissible. For the period ended March 31, 2022, the Fund engaged in purchases and sales of securities, pursuant to Rule 17a-7 of the 1940 Act, as follows:

Purchases	Sales	Realized Gain
$569,625	$—	$—

Note 8 – Unfunded Loan Commitments

Pursuant to the terms of certain loan agreements, the Fund held unfunded loan commitments as of March 31, 2022. The Fund is obligated to fund these loan commitments at the borrower’s discretion.

The unfunded loan commitments as of March 31, 2022, were as follows:

Borrower	Maturity Date	Face Amount	Value
Athenahealth Group, Inc.	02/15/29	$1,415,942	$17,345
Aveanna Healthcare LLC	07/17/28	735,849	20,420
Dermatology Intermediate Holdings III, Inc.	03/23/29	825,197	12,378
Hillman Group, Inc.	07/14/28	800,000	15,832
Icebox Holdco	12/22/28	1,242,857	18,643
Medical Solutions Parent Holdings, Inc.	11/01/28	1,488,000	14,880
Osmosis Holdings Australia II Pty Ltd.	07/31/28	1,157,407	13,021
Pro Mach Group, Inc.	08/31/28	282,682	1,566
Taxware Holdings (Sovos Compliance LLC)	08/11/28	559,589	1,746
		$8,507,523	$115,831

Note 9– Restricted Securities

The security below is considered illiquid and restricted under guidelines established by the Board:

Restricted Securities	Acquisition Date	Cost	Value
Mirabela Nickel Ltd.
due 06/24/19[1]	12/31/13	$1,160,811	$63,991
		$1,160,811	$63,991

[1]	Security is in default of interest and/or principal obligations.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 57

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Note 10 – Line of Credit

The Trust, along with other affiliated trusts, secured a 364-day committed, $1,230,000,000 line of credit from Citibank, N.A., which was in place through October 1, 2021, at which time the line of credit was renewed. A Fund may draw (borrow) from the line of credit as a temporary measure for emergency purposes, to facilitate redemption requests, or for other short-term liquidity purposes consistent with the Fund’s investment objective and program. For example, it may be advantageous for the Fund to borrow money rather than sell existing portfolio positions to meet redemption requests. Fees related to borrowings, if any, vary under this arrangement between the greater of Citibank’s “base rate”, LIBOR plus 1%, or the federal funds rate plus 1/2 of 1%.

The commitment fee that may be paid by the Fund is at an annualized rate of 0.15% of the average daily amount of its allocated unused commitment amount. The commitment fee amount is allocated to the individual Funds based on the respective net assets of each participating Fund and is referenced in the Statement of Operations under “Line of credit fees”. The Fund did not have any borrowings under this agreement as of and for the period ended March 31, 2022.

Note 11 – COVID-19 and Other Market Risks

The outbreak of COVID-19 and the recovery response has caused and continues to cause at times reduced consumer demand and economic output, supply chain disruptions, and market closures, travel restrictions, quarantines, and disparate global vaccine distributions. As with other serious economic disruptions, governmental authorities and regulators have responded in recent years to this situation with significant fiscal and monetary policy changes. These included providing direct capital infusions into companies, introducing new monetary programs, and lowering interest rates. In some cases, these responses resulted in high inflation, low interest rates, and negative interest rates. Recently, the United States and other governments have also made investments and engaged in infrastructure modernization projects that have also increased public debt and spending. These actions, including their reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets, reduce market liquidity, continue to cause higher inflation, heighten investor uncertainty, and adversely affect the value of the Fund’s investments and the performance of the Fund. These actions also contribute to a risk that asset prices have a high degree of correlation across markets and asset classes. The duration and extent of COVID-19 over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Fund will depend on future developments, which are highly uncertain and difficult to predict.

The value of, or income generated by, the investments held by the Fund are subject to the possibility of rapid and unpredictable fluctuation, and loss. These movements may result from factors affecting individual companies, or from broader influences, including real or perceived changes in prevailing interest rates, changes in inflation rates or expectations about inflation rates (which are currently elevated relative to normal conditions), adverse investor confidence or sentiment, changing economic, political, social or financial market conditions, increased instability or general uncertainty, environmental disasters, governmental actions, public health

58 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(concluded)

emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, actual or threatened wars or other armed conflicts (such as the current Russia-Ukraine conflict and its risk of expansion or collateral economic and other effects) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Changing economic, political, geopolitical, social, or, financial market or other conditions in one country or geographic region could adversely affect the value, yield and return of the investments held by the Fund in a different country or geographic region and economies, markets and issuers generally because of the increasingly interconnected global economies and financial markets.

Note 12 – Subsequent Events

The Fund evaluated subsequent events through the date the financial statements were available for issue and determined there were no material events that would require adjustment to or disclosure in the Fund’s financial statements.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 59

OTHER INFORMATION (Unaudited)

Guggenheim Partners Advisors, LLC

The Investment Adviser engaged Guggenheim Partners Advisors, LLC to provide investment sub-advisory services to the Fund, effective April 29, 2022. Guggenheim Partners Advisors, LLC assists the Investment Adviser in the supervision and direction of the investment strategy of the Fund in accordance with the Fund’s investment objectives, policies, and restrictions. The Investment Adviser, and not the Fund, compensates Guggenheim Partners Advisors, LLC for these services.

Delivery of Shareholder Reports

Paper copies of the Fund’s annual and semi-annual shareholder reports are not sent by mail, unless you specifically request paper copies of the reports from a fund or from your financial intermediary. Instead, the reports are made available on a website, and you are notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future shareholder reports in paper free of charge. If you hold shares of a fund directly, you can inform the Fund that you wish to receive paper copies of reports by calling 800.820.0888. If you hold shares of a fund through a financial intermediary, please contact the financial intermediary to make this election. Your election to receive reports in paper may apply to all Guggenheim Funds in which you are invested and may apply to all Guggenheim funds held with your financial intermediary.

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. The Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Fund usually classifies sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

60 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

OTHER INFORMATION (Unaudited) (concluded)

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Fund’s Forms N-PORT and N-Q are available on the SEC’s website at https://www.sec.gov. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 61

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge, upon request, by visiting guggenheiminvestments.com or by calling 800.820.0888.

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES
Randall C. Barnes (1951)	Trustee and Chair of the Valuation Oversight Committee	Since 2014 (Trustee) Since 2020 (Chair of the Valuation Oversight Committee)	Current: Private Investor (2001-present). Former: Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997); President, Pizza Hut International (1991-1993); Senior Vice President, Strategic Planning and New Business Development, PepsiCo, Inc. (1987-1990).	155

Current: Advent Convertible and Income Fund (2005-present); Purpose Investments Funds (2013-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2004-March 2022); Guggenheim Enhanced Equity Income Fund (2005-2021); Guggenheim Credit Allocation Fund (2013-2021).

Angela Brock-Kyle (1959)	Trustee	Since 2019	Current: Founder and Chief Executive Officer, B.O.A.R.D.S. (2013-present). Former: Senior Leader, TIAA (1987-2012).	154

Current: Bowhead Insurance GP, LLC (2020-present); Hunt Companies, Inc. (2019-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2019-March 2022); Guggenheim Enhanced Equity Income Fund (2019-2021); Guggenheim Credit Allocation Fund (2019-2021); Infinity Property & Casualty Corp. (2014-2018).

62 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES - continued
Thomas F. Lydon, Jr. (1960)	Trustee and Chair of the Contracts Review Committee	Since 2019 (Trustee) Since 2020 (Chair of the Contracts Review Committee)	Current: President, Global Trends Investments (1996-present); Chief Executive Officer, ETF Flows, LLC (2019-present); Chief Executive Officer, Lydon Media (2016-present); Director, GDX Index Partners, LLC (2021-present).	154

Current: US Global Investors, Inc. (GROW) (1995-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2019-March 2022); Guggenheim Enhanced Equity Income Fund (2019-2021); Guggenheim Credit Allocation Fund (2019-2021); Harvest Volatility Edge Trust (3) (2017-2019).

Ronald A. Nyberg (1953)	Trustee and Chair of the Nominating and Governance Committee	Since 2014	Current: Of Counsel, Momkus LLP (2016-present). Former: Partner, Nyberg & Cassioppi, LLC (2000-2016); Executive Vice President, General Counsel, and Corporate Secretary, Van Kampen Investments (1982-1999).	155

Current: Advent Convertible and Income Fund (2005-present); PPM Funds (2) (2018-present); NorthShore-Edward-Elmhurst Health (2012-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2004-March 2022); Guggenheim Enhanced Equity Income Fund (2005-2021); Guggenheim Credit Allocation Fund (2013-2021); Western Asset Inflation-Linked Opportunities & Income Fund (2004-2020); Western Asset Inflation-Linked Income Fund (2003-2020).

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 63

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES - continued
Sandra G. Sponem (1958)	Trustee and Chair of the Audit Committee	Since 2019 (Trustee) Since 2020 (Chair of the Audit Committee)	Current: Retired. Former: Senior Vice President and Chief Financial Officer, M.A. Mortenson-Companies, Inc. (2007-2017).	154

Current: SPDR Series Trust (81) (2018-present); SPDR Index Shares Funds (30) (2018-present); SSGA Active Trust (14) (2018-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2004-March 2022); Guggenheim Enhanced Equity Income Fund (2019-2021); Guggenheim Credit Allocation Fund (2019-2021); SSGA Master Trust (1) (2018-2020).

64 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES - concluded
Ronald E. Toupin, Jr. (1958)	Trustee, Chair of the Board and Chair of the Executive Committee	Since 2014

Current: Portfolio Consultant (2010-present); Member, Governing Council, Independent Directors Council (2013-present); Governor, Board of Governors, Investment Company Institute (2018-present).

Former: Member, Executive Committee, Independent Directors Council (2016-2018); Vice President, Manager and Portfolio Manager, Nuveen Asset Management (1998-1999); Vice President, Nuveen Investment Advisory Corp. (1992-1999); Vice President and Manager, Nuveen Unit Investment Trusts (1991-1999); and Assistant Vice President and Portfolio Manager, Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (1982-1999).

154

Former: Fiduciary/Claymore Energy Infrastructure Fund (2004-March 2022); Guggenheim Enhanced Equity Income Fund (2005-2021); Guggenheim Credit Allocation Fund (2013-2021); Western Asset Inflation-Linked Opportunities & Income Fund (2004-2020); Western Asset Inflation-Linked Income Fund (2003-2020).

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 65

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INTERESTED TRUSTEE
Amy J. Lee**** (1961)	Trustee, Vice President and Chief Legal Officer	Since 2018 (Trustee) Since 2014 (Chief Legal Officer) Since 2007 (Vice President)	Current: Interested Trustee, certain other funds in the Fund Complex (2018-present); Chief Legal Officer, certain other funds in the Fund Complex (2014-present); Vice President, certain other funds in the Fund Complex (2007-present); Senior Managing Director, Guggenheim Investments (2012-present). Former: President and Chief Executive Officer, certain other funds in the Fund Complex (2017-2019); Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).	154	Former: Fiduciary/Claymore Energy Infrastructure Fund (2004-March 2022);Guggenheim Enhanced Equity Income Fund (2018-2021); Guggenheim Credit Allocation Fund (2018-2021).

*	The business address of each Trustee is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each Trustee serves an indefinite term, until his or her successor is elected and qualified. Time served includes time served in the respective position for the Predecessor Corporation.
***

Each Trustee also serves on the Boards of Trustees of Guggenheim Funds Trust, Guggenheim Variable Funds Trust, Guggenheim Strategy Funds Trust, Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust, Guggenheim Strategic Opportunities Fund, Guggenheim Energy & Income Fund, Guggenheim Active Allocation Fund, Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust and Transparent Value Trust. Messrs. Barnes and Nyberg also serve on the Board of Trustees of Advent Convertible & Income Fund.

****	This Trustee is deemed to be an “interested person” of the Fund under the 1940 Act by reason of her position with the Fund’s Investment Manager and/or the parent of the Investment Manager.

66 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years
OFFICERS
Brian E. Binder (1972)	President and Chief Executive Officer	Since 2018

Current: President and Chief Executive Officer, certain other funds in the Fund Complex (2018-present); President, Chief Executive Officer and Chairman of the Board of Managers, Guggenheim Funds Investment Advisors, LLC (2018-present); President and Chief Executive Officer, Security Investors, LLC (2018-present); Board Member of Guggenheim Partners Fund Management (Europe) Limited (2018-present); Senior Managing Director and President of Mutual Funds Boards, Guggenheim Investments (2018-present).

Former: Managing Director and President, Deutsche Funds, and Head of US Product, Trading and Fund Administration, Deutsche Asset Management (2013-2018); Managing Director, Head of Business Management and Consulting, Invesco Ltd. (2010-2012).

James M. Howley (1972)	Assistant Treasurer	Since 2014

Current: Managing Director, Guggenheim Investments (2004-present); Assistant Treasurer, certain other funds in the Fund Complex (2006-present).

Former: Manager, Mutual Fund Administration of Van Kampen Investments, Inc. (1996-2004).

Mark E. Mathiasen (1978)	Secretary	Since 2014	Current: Secretary, certain other funds in the Fund Complex (2007-present); Managing Director, Guggenheim Investments (2007-present).
Glenn McWhinnie (1969)	Assistant Treasurer	Since 2016	Current: Vice President, Guggenheim Investments (2009-present); Assistant Treasurer, certain other funds in the Fund Complex (2016-present).
Michael P. Megaris (1984)	Assistant Secretary	Since 2014	Current: Assistant Secretary, certain other funds in the Fund Complex (2014-present); Managing Director, Guggenheim Investments (2012-present).
Elisabeth Miller (1968)	Chief Compliance Officer	Since 2012

Current: Chief Compliance Officer, certain other funds in the Fund Complex (2012-present); Senior Managing Director, Guggenheim Investments (Vice President, Guggenheim Funds Distributors, LLC (2014-present).

Former: Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investment Advisors, LLC (2012-2018); Chief Compliance Officer, Guggenheim
Distributors, LLC (2009-2014); Senior Manager, Security Investors, LLC (2004-2014); Senior Manager, Guggenheim Distributors, LLC (2004-2014).

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 67

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years
OFFICERS - continued
Margaux Misantone (1978)	AML Officer	Since 2017

Current: Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investment Advisors, LLC (2018-present); AML Officer, Security Investors, LLC and certain other funds in the Fund Complex (2017-present); Managing Director, Guggenheim Investments (2015-present).

Former: Assistant Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investments Advisors, LLC (2015-2018).

Kimberly J. Scott (1974)	Assistant Treasurer	Since 2014

Current: Director, Guggenheim Investments (2012-present); Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer, Mutual Fund Administration for Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

Bryan Stone (1979)	Vice President	Since 2014

Current: Vice President, certain other funds in the Fund Complex (2014-present); Managing Director, Guggenheim Investments (2013-present).

Former: Senior Vice President, Neuberger Berman Group LLC (2009-2013); Vice President, Morgan Stanley (2002-2009).

John L. Sullivan (1955)	Chief Financial Officer, Chief Accounting Officer and Treasurer	Since 2014

Current: Chief Financial Officer, Chief Accounting Officer and Treasurer, certain other funds in the Fund Complex (2010-present); Senior Managing Director, Guggenheim Investments (2010-present).

Former: Managing Director and Chief Compliance Officer, each of the funds in the Van Kampen Investments fund complex (2004-2010); Managing Director and Head of Fund Accounting and Administration, Morgan Stanley Investment Management (2002-2004); Chief Financial Officer and Treasurer, Van Kampen Funds (1996-2004).

68 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years
OFFICERS - concluded
Jon Szafran (1989)	Assistant Treasurer	Since 2017

Current: Director, Guggenheim Investments (2017-present); Assistant Treasurer, certain other funds in the Fund Complex (2017-present).

Former: Assistant Treasurer of Henderson Global Funds and Manager of US Fund Administration, Henderson Global Investors (North America) Inc. (“HGINA”), (2017); Senior Analyst of US Fund Administration, HGINA (2014–2017); Senior Associate of Fund Administration, Cortland Capital Market Services, LLC (2013-2014); Experienced Associate, PricewaterhouseCoopers LLP (2012-2013*).

*	The business address of each officer is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each officer serves an indefinite term, until his or her successor is duly elected and qualified.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 69

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)

Who We Are

This Privacy Notice describes the data protection practices of Guggenheim Investments. Guggenheim Investments as used herein refers to the affiliated investment management businesses of Guggenheim Partners, LLC: Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC, Security Investors, LLC, Guggenheim Investment Advisors (Europe) Limited, Guggenheim Real Estate, LLC, GS Gamma Advisors, LLC, Guggenheim Partners India Management, LLC, Guggenheim Partners Europe Limited, as well as the funds in the Guggenheim Funds complex (the “Funds”) (“Guggenheim Investments,” “we,” “us,” or “our”).

Guggenheim Partners Investment Management Holdings, LLC, located at 330 Madison Avenue, New York, New York 10017 is the data controller for your information. The affiliates who are also controllers of certain of your information are: Guggenheim Investment Advisors (Europe) Limited, Guggenheim Partners Europe Limited, Guggenheim Partners, LLC, Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC and Security Investors, LLC, as well as the Funds.

Our Commitment to You

Guggenheim Investments considers your privacy our utmost concern. When you become our client or investor, you entrust us with not only your hard-earned money but also with your personal and financial information. Because we have access to your private information, we hold ourselves to the highest standards in its safekeeping and use. We strictly limit how we share your information with others, whether you are a current or former Guggenheim Investments client or investor.

The Information We Collect About You

We collect certain nonpublic personal information about you from information you provide on applications, other forms, our website, and/or from third parties including investment advisors. This information includes Social Security or other tax identification number, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, bank account information, marital status, family relationships, information that we collect on our website through the use of “cookies,” and other personal information that you or others provide to us. We may also collect such information through your inquiries by mail, e-mail or telephone. We may also collect customer due diligence information, as required by applicable law and regulation, through third party service providers.

How We Handle Your Personal Information

The legal basis for using your information as set out in this Privacy Notice is as follows: (a) use of your personal data is necessary to perform our obligations under any contract with you (such as a contract for us to provide financial services to you); or (b) where use of your personal data is not necessary for performance of a contract, use of your personal data is necessary for our legitimate interests or the legitimate interests of others (for example, to enforce the legal terms

70 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)(continued)

governing our services, operate and market our website and other services we offer, ensure safe environments for our personnel and others, make and receive payments, prevent fraud and to know the customer to whom we are providing the services). Some processing is done to comply with applicable law.

In addition to the specific uses described above, we also use your information in the following manner:

●	We use your information in connection with servicing your accounts.

●	We use information to respond to your requests or questions. For example, we might use your information to respond to your customer feedback.

●	We use information to improve our products and services. We may use your information to make our website and products better. We may use your information to customize your experience with us.

●	We use information for security purposes. We may use your information to protect our company and our customers.

●

We use information to communicate with you. For example, we will communicate with you about your account or our relationship. We may contact you about your feedback. We might also contact you about this Privacy Notice. We may also enroll you in our email newsletter.

●	We use information as otherwise permitted by law, as we may notify you.

●

Aggregate/Anonymous Data. We may aggregate and/or anonymize any information collected through the website so that such information can no longer be linked to you or your device (“Aggregate/Anonymous Information”). We may use Aggregate/Anonymous Information for any purpose, including without limitation for research and marketing purposes, and may also share such data with any third parties, including advertisers, promotional partners, and sponsors.

We do not sell information about current or former clients or their accounts to third parties. Nor do we share this information, except when necessary to complete transactions at your request, to make you aware of investment products and services that we or our affiliates offer, or as permitted or required by law.

We provide information about you to companies and individuals not affiliated with Guggenheim Investments to complete certain transactions or account changes, or to perform services for us related to your account. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we must provide certain information about you to that company to complete the transaction. We provide the third party with only the information necessary to carry out its responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 71

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)(continued)

To alert you to other Guggenheim Investments products and services, we share your information within our family of affiliated companies. You may limit our sharing with affiliated companies as set out below. We may also share information with any successor to all or part of our business, or in connection with steps leading up to a merger or acquisition. For example, if part of our business was sold we may give customer information as part of that transaction. We may also share information about you with your consent.

We will release information about you if you direct us to do so, if we are compelled by law to do so, or in other circumstances as permitted by law (for example, to protect your account from fraud).

If you close your account(s) or become an inactive client or investor, we will continue to adhere to the privacy policies and practices described in this notice.

Opt-Out Provisions and Your Data Choices

The law allows you to “opt out” of certain kinds of information sharing with third parties. We do not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

When you are no longer our client or investor, we continue to share your information as described in this notice, and you may contact us at any time to limit our sharing by sending an email to CorporateDataPrivacy@GuggenheimPartners.com.

European Union Data Subjects and certain others: In addition to the choices set forth above, residents of the European Union and certain other jurisdictions have certain rights to (1) request access to or rectification or deletion of information we collect about them, (2) request a restriction on the processing of their information, (3) object to the processing of their information, or (4) request the portability of certain information. To exercise these or other rights, please contact us using the contact information below. We will consider all requests and provide our response within the time period stated by applicable law. Please note, however, that certain information may be exempt from such requests in some circumstances, which may include if we need to keep processing your information for our legitimate interests or to comply with a legal obligation. We may request you provide us with information necessary to confirm your identity before responding to your request.

Residents of France and certain other jurisdictions may also provide us with instructions regarding the manner in which we may continue to store, erase and share your information after your death, and where applicable, the person you have designated to exercise these rights after your death.

How We Protect Privacy Online

We take steps to protect your privacy when you use our web site – www.guggenheiminvestments.com – by using secure forms of online communication, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These safeguards vary

72 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)(concluded)

based on the sensitivity of the information that we collect and store. However, we cannot and do not guarantee that these measures will prevent every unauthorized attempt to access, use, or disclose your information since despite our efforts, no Internet and/or other electronic transmissions can be completely secure. Our web site uses “http cookies”—tiny pieces of information that we ask your browser to store. We use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your e-mail address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

How We Safeguard Your Personal Information and Data Retention

We restrict access to nonpublic personal information about you to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We keep your information for no longer than necessary for the purposes for which it is processed. The length of time for which we retain information depends on the purposes for which we collected and use it and/or as required to comply with applicable laws. Information may persist in copies made for backup and business continuity purposes for additional time.

International Visitors

If you are not a resident of the United States, please be aware that your information may be transferred to, stored and processed in the United States where our servers are located and our databases are operated. The data protection and other laws of the United States and other countries might not be as comprehensive as those in your country.

In such cases, we ensure that a legal basis for such a transfer exists and that adequate protection is provided as required by applicable law, for example, by using standard contractual clauses or by transferring your data to a jurisdiction that has obtained an adequacy finding. Individuals whose data may be transferred on the basis of standard contractual clauses may contact us as described below.

We’ll Keep You Informed

If you have any questions or concerns about how we treat your personal data, we encourage you to consult with us first. You may also contact the relevant supervisory authority.

We reserve the right to modify this policy at any time and will inform you promptly of material changes. You may access our privacy policy from our web site at www.guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us by email at CorporateDataPrivacy@GuggenheimPartners.com.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 73

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3.31.2022

Guggenheim Funds Semi-Annual Report

Guggenheim Total Return Bond Fund

GuggenheimInvestments.com	TRB-SEMI-0322x0922

DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	4
ABOUT SHAREHOLDERS’ FUND EXPENSES	6
TOTAL RETURN BOND FUND	9
NOTES TO FINANCIAL STATEMENTS	94
OTHER INFORMATION	123
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	125
GUGGENHEIM INVESTMENTS PRIVACY NOTICE	134

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 1

March 31, 2022

Dear Shareholder:

Guggenheim Partners Investment Management, LLC (“GPIM” or the “Investment Adviser”), is pleased to present the shareholder report for Guggenheim Total Return Bond Fund (the “Fund”) for the semi-annual period ended March 31, 2022.

The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC (“Guggenheim”), a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Funds. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim and the Investment Adviser.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Guggenheim Partners Investment Management, LLC

April 30, 2022

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

This material is not intended as a recommendation or as investment advice of any kind, including in connection with rollovers, transfers, and distributions. Such material is not provided in a fiduciary capacity, may not be relied upon for or in connection with the making of investment decisions, and does not constitute a solicitation of an offer to buy or sell securities. All content has been provided for informational or educational purposes only and is not intended to be and should not be construed as legal or tax advice and/or a legal opinion. Always consult a financial, tax and/or legal professional regarding your specific situation.

2 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

March 31, 2022

COVID-19 and Other Market Risks. The outbreak of COVID-19 and the recovery response has caused and continues to cause at times reduced consumer demand and economic output, supply chain disruptions, and market closures, travel restrictions, quarantines, and disparate global vaccine distributions. As with other serious economic disruptions, governmental authorities and regulators have responded in recent years to this situation with significant fiscal and monetary policy changes. These included providing direct capital infusions into companies, introducing new monetary programs, and lowering interest rates. In some cases, these responses resulted in high inflation, low interest rates, and negative interest rates. Recently, the United States and other governments have also made investments and engaged in infrastructure modernization projects that have also increased public debt and spending. These actions, including their reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets, reduce market liquidity, continue to cause higher inflation, heighten investor uncertainty, and adversely affect the value of the Fund’s investments and the performance of the Fund. These actions also contribute to a risk that asset prices have a high degree of correlation across markets and asset classes. The duration and extent of COVID-19 over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Fund will depend on future developments, which are highly uncertain and difficult to predict.

The value of, or income generated by, the investments held by the Fund are subject to the possibility of rapid and unpredictable fluctuation, and loss. These movements may result from factors affecting individual companies, or from broader influences, including real or perceived changes in prevailing interest rates, changes in inflation rates or expectations about inflation rates (which are currently elevated relative to normal conditions), adverse investor confidence or sentiment, changing economic, political, social or financial market conditions, increased instability or general uncertainty, environmental disasters, governmental actions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, actual or threatened wars or other armed conflicts (such as the current Russia-Ukraine conflict and its risk of expansion or collateral economic and other effects) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Changing economic, political, geopolitical, social, or financial market or other conditions in one country or geographic region could adversely affect the value, yield and return of the investments held by the Fund in a different country or geographic region and economies, markets and issuers generally because of the increasingly interconnected global economies and financial markets.

Total Return Bond Fund may not be suitable for all investors. ● The Fund’s market value will change in response to interest rate changes and market conditions among other factors. In general, bond prices rise when interest rates fall and vice versa. ● The Fund’s exposure to high yield securities may subject the Fund to greater volatility. ● When market conditions are deemed appropriate, the Fund will leverage to the full extent permitted by its investment policies and restrictions and applicable law. Leveraging will exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund’s portfolio. ● The Fund may invest in derivative instruments, which may be more volatile and less liquid, increasing the risk of loss when compared to traditional securities. Certain of the derivative instruments are also subject to the risks of counterparty default and adverse tax treatment. ● Instruments and strategies (such as borrowing transactions and reverse repurchase agreements) may provide leveraged exposure to a particular investment, which will magnify any gains or losses on those investments. ● Investments in reverse repurchase agreements expose the Fund to the many of the same risks as investments in derivatives. ● The Fund’s investments in other investment vehicles subject the Fund to those risks and expenses affecting the investment vehicle. ● The Fund’s investments in foreign securities carry additional risks when compared to U.S. securities, due to the impact of diplomatic, political, or economic developments in the country in question (investments in emerging markets securities are generally subject to an even greater level of risk). ● Investments in syndicated bank loans generally offer a floating interest rate and involve special types of risks. ● The Fund’s investments in municipal securities can be affected by events that affect the municipal bond market. ● The Fund’s investments in real estate securities subject the Fund to the same risks as direct investments in real estate, which is particularly sensitive to economic downturns. ● The Fund’s investments in restricted securities may involve financial and liquidity risk. ● You may have a gain or loss when you sell your shares. ● It is important to note that the Fund is not guaranteed by the U.S. government. ● Please read the prospectus for more detailed information regarding these and other risks.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 3

ECONOMIC AND MARKET OVERVIEW (Unaudited)	March 31, 2022

In the six-months ending March 31, 2022, the yield on the two-year Treasury rose 200 basis points to 2.28% from 0.28%, and the 10-year Treasury increased by 80 basis points to 2.32% from 1.52%. The spread between the two-year Treasury and 10-year Treasury narrowed to 4 basis points from 124 basis points as the curve flattened amid market volatility resulting from Russia’s attack on Ukraine, COVID-19 shutdowns in China, and the commencement of rate hikes by the Federal Reserve (the “Fed”). One basis point is equal to 0.01%.

Nevertheless, the U.S. economy remains on a strong footing. The Institute of Supply Management’s March Services Purchasing Managers’ Index print showed a continued recovery in the services sector with business activity, employment, and new orders all rising. The March Consumer Price Index (“CPI”) report was encouraging, with core CPI coming in lower than expected at 0.32% month over month, slightly below expectations of 0.5%.

Economic strength continues to embolden the Fed to move aggressively as it attempts to rein in inflation by raising interest rates and shrinking its balance sheet. The Fed is increasingly concerned about inflation and will act aggressively to get monetary policy to a more appropriate stance. In a recent speech, Lael Brainard, one of the Federal Open Market Committee’s (“FOMC”) traditionally more dovish members, referenced a “rapid pace” of balance sheet reduction and an “expeditious increase” in the fed funds rate, which caused market expectations for the degree of monetary tightening to ramp up.

Brainard’s shift in tone was echoed in the release of the minutes from the March FOMC meeting. The minutes were highly focused on elevated inflation and risks that inflation could stay well above target, as well mentions of an extremely tight labor market. The minutes repeated the phrase that monetary policy would move expeditiously, and contained a section that many participants would have voted for a 50-basis-point rate hike in March if it weren’t for the uncertainty resulting from the outbreak of war in Ukraine. Given this language, the 50-basis point move at the May meeting and Fed Chair Jerome Powell’s telegraphing of further 50-basis point hikes came as no surprise.The Fed’s strategy at this point is to get rates back to a neutral level as fast as possible, and then see how far into restrictive territory they need to go based on how the economic and financial market data evolve.

A hawkish Fed has historically paved the way for a bullish approach to bonds. Indeed, we believe many fixed-income sectors are now pricing at compelling levels after enduring a first quarter marked by sharply rising yields, a flattening of the Treasury yield curve, and widening spreads. As the Fed races to raise rates during a period of U.S. economic strength and in the face of several global challenges, we remain diligent in our search for attractive entry points exposed by recent market volatility.

For the six-month period ended March 31, 2022, the S&P 500® Index* returned 5.92%. The MSCI Europe-Australasia-Far East (“EAFE”) Index* returned -3.38%. The return of the MSCI Emerging Markets Index* was -8.20%.

4 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)(concluded)	March 31, 2022

In the bond market, the Bloomberg U.S. Aggregate Bond Index* posted a -5.92% return for the six-month period, while the Bloomberg U.S. Corporate High Yield Index* returned -4.16%. The return of the ICE Bank of America (“BofA”) 3-Month U.S. Treasury Bill Index* was 0.05% for the six-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, mortgage-backed securities or “MBS” (agency fixed-rate and hybrid adjustable-rate mortgage, or “ARM”, pass-throughs), asset-backed securities (“ABS”), and commercial mortgage-backed securities (“CMBS”) (agency and non-agency).

Bloomberg U.S. Corporate High Yield Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB +/ BB + or below.

ICE BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market Index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

S&P 500® is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity, and industry group representation.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses, and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, other distributions, and exchange fees, and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning September 30, 2021 and ending March 31, 2022.

The following tables illustrate the Fund’s costs in two ways:

Table 1. Based on actual Fund return: This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fifth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return: This section is intended to help investors compare a fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

6 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(continued)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about the Fund’s expenses, including annual expense ratios for periods up to five years (subject to the Fund’s inception date), can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 7

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(concluded)

	Expense Ratio[1]	Fund Return	Beginning Account Value September 30, 2021	Ending Account Value March 31, 2022	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
A-Class	0.78%	(6.42%)	$1,000.00	$935.80	$3.76
C-Class	1.53%	(6.77%)	1,000.00	932.30	7.37
P-Class	0.78%	(6.42%)	1,000.00	935.80	3.76
Institutional Class	0.49%	(6.31%)	1,000.00	936.90	2.37
R6-Class	0.49%	(6.27%)	1,000.00	937.30	2.37

Table 2. Based on hypothetical 5% return (before expenses)
A-Class	0.78%	5.00%	$1,000.00	$1,021.04	$3.93
C-Class	1.53%	5.00%	1,000.00	1,017.30	7.70
P-Class	0.78%	5.00%	1,000.00	1,021.04	3.93
Institutional Class	0.49%	5.00%	1,000.00	1,022.49	2.47
R6-Class	0.49%	5.00%	1,000.00	1,022.49	2.47

[1]

Annualized and excludes expenses of the underlying funds in which the Fund invests, if any. This ratio represents net expenses, which may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratio for the Fund would be 0.77%, 1.52%, 0.77%, 0.48% and 0.48% for the A-Class, C-Class, P-Class, Institutional Class and R6-Class, respectively.

[2]

Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

[3]	Actual cumulative return at net asset value for the period September 30, 2021 to March 31, 2022.

8 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2022

TOTAL RETURN BOND FUND

OBJECTIVE: Seeks to provide total return, comprised of current income and capital appreciation.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 9

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(continued)	March 31, 2022

Inception Dates:
A-Class	November 30, 2011
C-Class	November 30, 2011
P-Class	May 1, 2015
Institutional Class	November 30, 2011
R6-Class	October 19, 2016

Portfolio Composition by Quality Rating[1]
Rating	% of Total Investments
Fixed Income Instruments
AAA	25.3%
AA	8.6%
A	14.6%
BBB	23.9%
BB	7.7%
B	6.0%
CCC	0.7%
CC	1.3%
C	0.1%
NR2	5.4%
Other Instruments	6.4%
Total Investments	100.0%

Ten Largest Holdings (% of Total Net Assets)
U.S. Treasury Notes, 1.88%	7.6%
U.S. Treasury Bonds, 2.00%	3.0%
U.S. Treasury Bonds, 1.88%	1.2%
Pershing Square Tontine Holdings Ltd. — Class A	0.8%
U.S. Treasury Bonds due 02/15/51	0.6%
Delta Air Lines, Inc., 7.00%	0.6%
Boeing Co., 5.15%	0.6%
HV Eight LLC, 2.75%	0.5%
Nationwide Mutual Insurance Co., 4.35%	0.5%
BP Capital Markets plc,4.88%	0.5%
Top Ten Total	15.9%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

[1]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled “NR” have been rated by Moody’s, Standard & Poor’s (“S&P”), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (“NRSRO”). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating. Security ratings are determined at the time of purchase and may change thereafter.

[2]	NR (not rated) securities do not necessarily indicate low credit quality.

10 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	March 31, 2022

Average Annual Returns*

Periods Ended March 31, 2022

	6 Month†	1 Year	5 Year	10 Year
A-Class Shares	(6.42%)	(3.34%)	3.23%	4.31%
A-Class Shares with sales charge‡	(10.18%)	(7.20%)	2.39%	3.81%
C-Class Shares	(6.77%)	(4.06%)	2.46%	3.55%
C-Class Shares with CDSC§	(7.69%)	(4.99%)	2.46%	3.55%
Institutional Class Shares	(6.31%)	(3.06%)	3.53%	4.64%
Bloomberg U.S. Aggregate Bond Index	(5.92%)	(4.15%)	2.14%	2.24%

	6 Month†	1 Year	5 Year	Since Inception (05/01/15)
P-Class Shares	(6.42%)	(3.34%)	3.23%	3.33%
Bloomberg U.S. Aggregate Bond Index	(5.92%)	(4.15%)	2.14%	1.63%

	6 Month†	1 Year	5 Year	Since Inception (10/19/16)
R6-Class Shares	(6.27%)	(3.05%)	3.54%	3.36%
Bloomberg U.S. Aggregate Bond Index	(5.92%)	(4.15%)	2.14%	1.63%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Bloomberg U.S. Aggregate Bond Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	6 month returns are not annualized.
‡

Effective October 1, 2015, the maximum sales charge decreased from 4.75% to 4.00%. A 4.75% maximum sales charge is used in the calculation of the Average Annual Returns based on subscriptions made prior to October 1, 2015, and a 4.00% maximum sales charge will be used to calculate performance for periods based on subscriptions made on or after October 1, 2015.

§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 11

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022
TOTAL RETURN BOND FUND

	Shares	Value
COMMON STOCKS† - 1.1%

Financial - 1.1%
Pershing Square Tontine Holdings Ltd. — Class A*,1	9,249,470	$183,971,958
KKR Acquisition Holdings I Corp. — Class A*,1	3,797,870	37,333,062
RXR Acquisition Corp. — Class A*,1	843,792	8,226,972
MSD Acquisition Corp. — Class A*,1	626,308	6,150,345
TPG Pace Beneficial II Corp.*,1	604,770	5,938,842
AfterNext HealthTech Acquisition Corp. — Class A*,1	611,700	5,921,256
Conyers Park III Acquisition Corp. — Class A*,1	570,000	5,557,500
Waverley Capital Acquisition Corp. 1 — Class A*,1	451,200	4,340,544
Acropolis Infrastructure Acquisition Corp. — Class A*,1	397,100	3,855,841
Blue Whale Acquisition Corp. I — Class A*,1	330,700	3,207,790
Colicity, Inc. — Class A*,1	174,986	1,707,863
Total Financial		266,211,973

Communications - 0.0%
Figs, Inc. — Class A*	198,762	4,277,358
Vacasa, Inc. — Class A*	361,641	2,990,771
Total Communications		7,268,129

Industrial - 0.0%
BP Holdco LLC*,†††,2	532	375
Vector Phoenix Holdings, LP*,†††	532	147
API Heat Transfer Parent LLC*,†††	73,183	7
Total Industrial		529

Total Common Stocks
(Cost $268,968,144)		273,480,631

PREFERRED STOCKS†† - 4.9%
Financial - 4.9%
Wells Fargo & Co.
4.70%	2,184,000	48,157,200
3.90% due 12/31/70[3]	49,600,000	47,544,080
4.38%	1,774,000	37,165,300
Citigroup, Inc.
3.88% due 12/31/70*	89,450,000	84,306,625
4.00% due 12/31/70*	26,450,000	25,392,000
Bank of America Corp.
4.13%*	2,218,000	47,265,580
4.38%*	1,552,000	33,600,800
4.38%*	27,700,000	26,032,460
First Republic Bank
4.25%	3,442,000	71,455,920
4.50%	842,800	18,609,024
4.13%	798,800	16,471,256
Equitable Holdings, Inc.
4.95% due 12/31/70*	70,950,000	69,708,375
4.30%	1,839,200	36,563,296
Markel Corp.
6.00% due 12/31/70*	82,610,000	85,501,350
Bank of New York Mellon Corp.
3.75% due 12/31/70*	65,200,000	60,270,880
4.70% due 12/31/70*	16,500,000	16,896,000
Charles Schwab Corp.
4.00% due 12/31/70*	73,350,000	65,877,102
JPMorgan Chase & Co.
3.65%*	37,250,000	34,828,750
4.63%	1,180,000	25,971,800
MetLife, Inc.
3.85% due 12/31/70*	53,200,000	52,465,840
Public Storage
4.63%	1,630,763	37,964,163
4.13%	309,501	6,734,742
W R Berkley Corp.
4.13% due 03/30/61	1,448,221	32,150,506
4.25% due 09/30/60	173,779	3,694,542

12 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
TOTAL RETURN BOND FUND

	Shares	Value
Arch Capital Group Ltd.
4.55%	1,616,000	$34,113,760
RenaissanceRe Holdings Ltd.
4.20%	1,304,000	27,527,440
American Financial Group, Inc.
4.50% due 09/15/60	1,161,045	26,425,384
Goldman Sachs Group, Inc.
3.80%*	25,830,000	23,941,181
Kuvare US Holdings, Inc.
7.00% due 02/17/51*,4	15,650,000	16,276,000
CNO Financial Group, Inc.
5.13% due 11/25/60	712,000	15,806,400
Assurant, Inc.
5.25% due 01/15/61	558,400	12,966,048
Selective Insurance Group, Inc.
4.60%	538,000	11,271,100
Globe Life, Inc.
4.25% due 06/15/61	338,000	7,496,840
Depository Trust & Clearing Corp.
3.38%*,4	4,750,000	4,370,000
Total Financial		1,164,821,744

Government - 0.0%
CoBank ACB
4.25% due 12/31/70 *,3	3,300,000	3,102,000

Industrial - 0.0%
API Heat Transfer Intermediate*,†††	9	—
Total Preferred Stocks
(Cost $1,282,186,075)		1,167,923,744

WARRANTS† - 0.0%
Pershing Square Tontine Holdings Ltd.
Expiring 07/24/25*,1	1,027,719	966,056
KKR Acquisition Holdings I Corp.
Expiring 12/31/27*,1	949,467	626,648
MSD Acquisition Corp.
Expiring 05/13/23*,1	125,260	97,703
Conyers Park III Acquisition Corp.
Expiring 08/12/28*	190,000	97,090
Ginkgo Bioworks Holdings, Inc.
Expiring 12/31/27*	100,946	88,863
AfterNext HealthTech Acquisition Corp.
Expiring 07/09/23*	203,900	85,638
RXR Acquisition Corp.
Expiring 03/08/26*,1	168,756	75,940
Acropolis Infrastructure Acquisition Corp.
Expiring 03/31/26*,1	132,366	62,913
Waverley Capital Acquisition Corp. 1
Expiring 04/30/27*,1	150,400	57,152
Blue Whale Acquisition Corp.
Expiring 07/30/26*,1	82,674	41,420
Colicity, Inc.
Expiring 12/31/27*,1	34,995	13,648
Total Warrants
(Cost $8,332,121)		2,213,071

MUTUAL FUNDS† - 0.3%
Guggenheim Strategy Fund II2	1,097,033	26,932,154
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	2,699,217	26,425,331
Guggenheim Strategy Fund III[2]	590,858	14,558,753
Total Mutual Funds
(Cost $68,985,847)		67,916,238

CLOSED-END FUNDS† - 0.1%
BlackRock MuniHoldings California Quality Fund, Inc.	630,470	8,246,548
BlackRock MuniYield California Quality Fund, Inc.	450,161	5,915,115
Total Closed-End Funds
(Cost $15,984,039)		14,161,663

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 13

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
TOTAL RETURN BOND FUND

	Shares	Value
MONEY MARKET FUNDS† - 0.5%
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 0.15%[5]	78,088,953	$78,088,953
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.12%[5]	28,623,365	28,623,365
Federated Hermes U.S. Treasury Cash Reserves Fund — Institutional Shares, 0.10%[5]	3,316,965	3,316,965
Total Money Market Funds
(Cost $110,029,283)		110,029,283

	Face Amount~
CORPORATE BONDS†† - 40.4%
Financial - 16.7%
Pershing Square Holdings Ltd.
3.25% due 10/01/31	104,800,000	94,529,600
3.25% due 11/15/30[4]	68,200,000	62,578,956
5.50% due 07/15/22[4]	21,300,000	21,430,484
Bank of America Corp.
2.59% due 04/29/31[3]	85,240,000	78,639,567
2.68% due 06/19/41[3]	43,300,000	36,560,712
0.78% (SOFR + 0.73%, Rate Floor: 0.00%) due 10/24/24◊	1,660,000	1,660,780
1.73% due 07/22/27[3]	1,650,000	1,532,330
Nationwide Mutual Insurance Co.
4.35% due 04/30/50[4]	116,750,000	116,155,999
Wells Fargo & Co.
3.07% due 04/30/41[3]	126,490,000	113,711,364
Liberty Mutual Group, Inc.
4.30% due 02/01/61[4]	94,150,000	74,830,420
3.95% due 05/15/60[4]	33,870,000	30,816,578
4.13% due 12/15/51[3,4]	3,600,000	3,393,000
Macquarie Bank Ltd.
3.62% due 06/03/30[4]	93,835,000	88,438,497
3.05% due 03/03/36[3,4]	16,600,000	14,619,719
Reliance Standard Life Global Funding II
2.75% due 05/07/25[4]	96,010,000	94,143,645
Wilton RE Ltd.
6.00% †††,3,4,6	93,150,000	89,684,820
GLP Capital Limited Partnership / GLP Financing II, Inc.
4.00% due 01/15/31	53,354,000	51,746,978
5.30% due 01/15/29	28,165,000	29,589,304
3.25% due 01/15/32	4,150,000	3,765,295
4.00% due 01/15/30	475,000	461,040
Reinsurance Group of America, Inc.
3.15% due 06/15/30	84,319,000	81,216,283
American International Group, Inc.
4.38% due 06/30/50	65,480,000	71,767,340
2.50% due 06/30/25	2,370,000	2,317,180
Citigroup, Inc.
2.57% due 06/03/31[3]	62,390,000	57,155,924
2.52% due 11/03/32[3]	16,900,000	15,161,919
3.29% due 03/17/26[3]	1,580,000	1,574,669
National Australia Bank Ltd.
2.99% due 05/21/31[4]	38,150,000	34,617,998
2.33% due 08/21/30[4]	22,400,000	19,485,467
3.35% due 01/12/37[3,4]	19,550,000	18,044,850
Maple Grove Funding Trust I
4.16% due 08/15/51[4]	77,700,000	70,054,535

14 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
TOTAL RETURN BOND FUND

	Face Amount~	Value
Host Hotels & Resorts, LP
3.50% due 09/15/30	54,158,000	$51,637,501
2.90% due 12/15/31	20,200,000	18,055,858
JPMorgan Chase & Co.
2.96% due 05/13/31[3]	29,530,000	27,631,123
2.52% due 04/22/31[3]	24,520,000	22,730,504
4.49% due 03/24/31[3]	15,750,000	16,694,025
Fidelity National Financial, Inc.
3.40% due 06/15/30	52,430,000	50,489,996
2.45% due 03/15/31	17,490,000	15,490,470
Fairfax Financial Holdings Ltd.
3.38% due 03/03/31	68,010,000	63,429,900
Global Atlantic Finance Co.
4.70% due 10/15/51[3,4]	38,300,000	36,097,750
3.13% due 06/15/31[4]	28,750,000	25,724,637
Safehold Operating Partnership, LP
2.85% due 01/15/32	39,904,000	35,157,193
2.80% due 06/15/31	30,138,000	26,465,065
FS KKR Capital Corp.
2.63% due 01/15/27	34,850,000	31,914,848
3.25% due 07/15/27	30,100,000	27,784,614
Massachusetts Mutual Life Insurance Co.
3.38% due 04/15/50[4]	37,950,000	34,090,494
3.20% due 12/01/61[4]	30,450,000	24,860,151
First American Financial Corp.
4.00% due 05/15/30	45,560,000	45,630,166
2.40% due 08/15/31	14,175,000	12,410,072
Nippon Life Insurance Co.
2.75% due 01/21/51[3,4]	50,350,000	45,189,125
2.90% due 09/16/51[3,4]	10,380,000	9,396,670
Standard Chartered plc
4.64% due 04/01/31[3,4]	51,325,000	52,921,483
1.32% due 10/14/23[3,4]	1,080,000	1,069,824
Iron Mountain, Inc.
5.25% due 07/15/30[4]	22,638,000	22,185,240
5.63% due 07/15/32[4]	13,350,000	13,153,488
4.50% due 02/15/31[4]	13,012,000	12,016,712
5.00% due 07/15/28[4]	3,915,000	3,816,616
4.88% due 09/15/27[4]	1,938,000	1,916,197
Ares Finance Company II LLC
3.25% due 06/15/30[4]	54,785,000	52,534,340
OneAmerica Financial Partners, Inc.
4.25% due 10/15/50[4]	54,430,000	52,397,002
LPL Holdings, Inc.
4.00% due 03/15/29[4]	44,950,000	42,656,588
4.38% due 05/15/31[4]	9,350,000	9,040,936
Crown Castle International Corp.
2.90% due 04/01/41	41,150,000	34,062,369
3.30% due 07/01/30	17,657,000	16,885,884
Intercontinental Exchange, Inc.
2.65% due 09/15/40	34,550,000	29,480,478
3.00% due 06/15/50	22,190,000	19,435,156
United Wholesale Mortgage LLC
5.50% due 04/15/29[4]	32,550,000	29,002,701
5.50% due 11/15/25[4]	20,100,000	19,497,000
Deloitte LLP
3.56% due 05/07/30†††	30,700,000	29,371,357
3.76% due 05/07/35†††	10,200,000	9,700,349
3.66% due 05/07/32†††	9,450,000	9,068,844
Five Corners Funding Trust II
2.85% due 05/15/30[4]	49,598,000	47,002,770

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 15

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
TOTAL RETURN BOND FUND

	Face Amount~	Value
Macquarie Group Ltd.
2.69% due 06/23/32[3,4]	31,550,000	$27,768,924
2.87% due 01/14/33[3,4]	17,350,000	15,399,286
5.03% due 01/15/30[3,4]	800,000	838,572
1.63% due 09/23/27[3,4]	720,000	649,795
1.34% due 01/12/27[3,4]	570,000	519,315
Teachers Insurance & Annuity Association of America
3.30% due 05/15/50[4]	50,500,000	44,709,262
Brookfield Finance, Inc.
3.50% due 03/30/51	37,420,000	33,274,963
4.70% due 09/20/47	9,750,000	10,333,994
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
3.88% due 03/01/31[4]	46,650,000	42,218,250
ABN AMRO Bank N.V.
2.47% due 12/13/29[3,4]	41,800,000	38,205,055
Sumitomo Life Insurance Co.
3.38% due 04/15/81[3,4]	39,700,000	38,159,640
Jefferies Finance LLC / JFIN Company-Issuer Corp.
5.00% due 08/15/28[4]	39,450,000	37,772,586
Societe Generale S.A.
2.89% due 06/09/32[3,4]	39,950,000	35,797,649
1.79% due 06/09/27[3,4]	1,630,000	1,468,744
Jefferies Group LLC
2.75% due 10/15/32	40,440,000	36,188,747
6.50% due 01/20/43	720,000	862,585
Belrose Funding Trust
2.33% due 08/15/30[4]	41,850,000	36,654,605
Assurant, Inc.
2.65% due 01/15/32	36,760,000	32,089,761
4.90% due 03/27/28	1,750,000	1,824,815
6.75% due 02/15/34	1,450,000	1,700,942
Stewart Information Services Corp.
3.60% due 11/15/31	38,800,000	35,312,477
Assured Guaranty US Holdings, Inc.
3.15% due 06/15/31	22,770,000	21,477,438
3.60% due 09/15/51	13,780,000	11,888,613
Westpac Banking Corp.
3.02% due 11/18/36[3]	20,650,000	18,348,514
2.96% due 11/16/40	16,600,000	13,949,451
KKR Group Finance Company VIII LLC
3.50% due 08/25/50[4]	36,610,000	31,934,479
Bain Capital, LP
3.41% due 04/15/41†††	36,000,000	31,748,116
Manulife Financial Corp.
2.48% due 05/19/27	27,800,000	26,741,139
4.06% due 02/24/32[3]	4,815,000	4,807,006
Arch Capital Group Ltd.
3.64% due 06/30/50	34,100,000	31,237,034
PricewaterhouseCoopers LLP
3.43% due 09/13/30†††	31,500,000	30,045,055
SBA Communications Corp.
3.13% due 02/01/29	26,600,000	24,195,892
3.88% due 02/15/27	5,425,000	5,291,681
UBS Group AG
2.10% due 02/11/32[3,4]	33,400,000	29,202,880
Americo Life, Inc.
3.45% due 04/15/31[4]	32,210,000	29,037,859
Kennedy-Wilson, Inc.
4.75% due 03/01/29	21,400,000	20,632,382
4.75% due 02/01/30	8,600,000	8,177,826
Trustage Financial Group, Inc.
4.63% due 04/15/32[4]	28,250,000	28,345,696

16 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
TOTAL RETURN BOND FUND

	Face Amount~	Value
Goldman Sachs Group, Inc.
3.50% due 04/01/25	22,500,000	$22,667,805
3.65% [3,6]	2,450,000	2,241,750
0.59% (SOFR + 0.54%, Rate Floor: 0.00%) due 11/17/23◊	1,660,000	1,651,639
1.22% due 12/06/23	1,650,000	1,610,116
Primerica, Inc.
2.80% due 11/19/31	28,625,000	26,407,464
Fifth Third Bancorp
2.55% due 05/05/27	27,190,000	26,269,969
AmFam Holdings, Inc.
2.81% due 03/11/31[4]	27,550,000	25,435,506
Dyal Capital Partners III
4.40% due 06/15/40†††	26,750,000	24,919,058
Everest Reinsurance Holdings, Inc.
3.50% due 10/15/50	27,760,000	24,752,028
Jefferies Group LLC / Jefferies Group Capital Finance, Inc.
2.63% due 10/15/31	27,400,000	24,702,196
GA Global Funding Trust
2.90% due 01/06/32[4]	24,480,000	22,260,746
1.25% due 12/08/23[4]	1,650,000	1,592,918
Hunt Companies, Inc.
5.25% due 04/15/29[4]	25,000,000	23,816,250
NFP Corp.
6.88% due 08/15/28[4]	20,775,000	19,840,125
Raymond James Financial, Inc.
3.75% due 04/01/51	20,300,000	19,838,388
Kemper Corp.
2.40% due 09/30/30	22,380,000	19,506,087
Lincoln National Corp.
4.38% due 06/15/50[7]	18,680,000	19,229,338
Central Storage Safety Project Trust
4.82% due 02/01/38[8]	19,292,960	17,306,789
QBE Insurance Group Ltd.
5.88% [3,4,6]	15,700,000	16,072,875
Prudential Financial, Inc.
3.70% due 10/01/50[3]	17,050,000	15,624,620
Corebridge Financial, Inc.
3.90% due 04/05/32[4]	10,200,000	10,184,904
4.35% due 04/05/42[4]	4,850,000	4,848,691
Sumitomo Mitsui Financial Group, Inc.
2.22% due 09/17/31	16,900,000	14,951,322
PartnerRe Finance B LLC
4.50% due 10/01/50[3]	13,970,000	13,481,050
Apollo Management Holdings, LP
2.65% due 06/05/30[4]	14,407,000	13,444,417
Penn Mutual Life Insurance Co.
3.80% due 04/29/61[4]	14,970,000	13,297,628
CNO Global Funding
1.75% due 10/07/26[4]	12,400,000	11,432,099
2.65% due 01/06/29[4]	1,650,000	1,525,563
W R Berkley Corp.
4.00% due 05/12/50	13,105,000	12,713,813
KKR Group Finance Company X LLC
3.25% due 12/15/51[4]	15,150,000	12,626,453
Western & Southern Life Insurance Co.
3.75% due 04/28/61[4]	13,360,000	12,065,285
Weyerhaeuser Co.
4.00% due 04/15/30	11,433,000	11,773,354
CNO Financial Group, Inc.
5.25% due 05/30/29	11,125,000	11,703,445
Nasdaq, Inc.
3.25% due 04/28/50	13,150,000	11,350,680
Protective Life Corp.
3.40% due 01/15/30[4]	11,440,000	11,306,088

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 17

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
TOTAL RETURN BOND FUND

	Face Amount~	Value
Blackstone Holdings Finance Company LLC
3.20% due 01/30/52[4]	12,150,000	$10,515,462
Brown & Brown, Inc.
2.38% due 03/15/31	11,960,000	10,507,151
American Equity Investment Life Holding Co.
5.00% due 06/15/27	9,502,000	9,913,660
New York Life Insurance Co.
3.75% due 05/15/50[4]	9,300,000	9,015,012
Fidelity & Guaranty Life Holdings, Inc.
5.50% due 05/01/25[4]	8,050,000	8,428,018
NFL Trust XI SPV
3.53% due 10/05/35†††	7,000,000	6,927,768
Hanover Insurance Group, Inc.
2.50% due 09/01/30	7,070,000	6,426,211
Brookfield Finance LLC
3.45% due 04/15/50	6,820,000	5,988,566
Deloitte & Touche LLP
7.33% due 11/20/26†††	4,800,000	5,355,672
Cushman & Wakefield US Borrower LLC
6.75% due 05/15/28[4]	4,682,000	4,892,690
Atlas Mara Ltd.
due 12/31/21†††,8,9	6,600,000	4,719,000
Horace Mann Educators Corp.
4.50% due 12/01/25	4,560,000	4,689,206
Home Point Capital, Inc.
5.00% due 02/01/26[4]	5,560,000	4,555,364
HS Wildcat LLC
3.83% due 12/31/50†††	5,000,000	4,535,117
Old Republic International Corp.
3.85% due 06/11/51	4,100,000	3,804,690
Commonwealth Bank of Australia
3.61% due 09/12/34[3,4]	3,550,000	3,407,957
Murphy’s Bowl LLC
3.20% due 06/30/56†††	3,500,000	3,186,020
Fort Knox Military Housing Privatization Project
5.82% due 02/15/52[4]	1,869,043	1,999,255
0.74% (1 Month USD LIBOR + 0.34%, Rate Floor 0.00%) due 02/15/52◊,4	1,677,867	1,048,315
KKR Group Finance Company III LLC
5.13% due 06/01/44[4]	2,710,000	3,024,403
Enstar Group Ltd.
3.10% due 09/01/31	1,670,000	1,493,633
4.95% due 06/01/29	1,250,000	1,297,577
Iron Mountain Information Management Services, Inc.
5.00% due 07/15/32[4]	2,750,000	2,578,125
Ares Finance Company IV LLC
3.65% due 02/01/52[4]	2,450,000	2,080,781
New York Life Global Funding
0.39% (SOFR + 0.22%, Rate Floor: 0.00%) due 02/02/23◊,4	2,070,000	2,067,725
Western Group Housing, LP
6.75% due 03/15/57[4]	1,474,680	1,911,126
Transatlantic Holdings, Inc.
8.00% due 11/30/39	1,135,000	1,635,602
Bank of Nova Scotia
2.44% due 03/11/24	1,600,000	1,592,780
Jackson National Life Global Funding
1.75% due 01/12/25[4]	1,650,000	1,580,060

18 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
TOTAL RETURN BOND FUND

	Face Amount~	Value
Lloyds Banking Group plc
3.51% due 03/18/26[3]	1,580,000	$1,572,257
Danske Bank A/S
0.98% due 09/10/25[3,4]	1,660,000	1,555,647
Brighthouse Financial Global Funding
1.00% due 04/12/24[4]	1,620,000	1,551,474
BNP Paribas S.A.
1.32% due 01/13/27[3,4]	1,640,000	1,493,331
Athene Global Funding
2.67% due 06/07/31[4]	1,550,000	1,391,332
ING Groep N.V.
1.73% due 04/01/27[3]	1,360,000	1,254,388
Mid-Atlantic Military Family Communities LLC
5.24% due 08/01/50[4]	1,092,964	1,202,434
Janus Henderson US Holdings, Inc.
4.88% due 08/01/25	780,000	816,094
Atlantic Marine Corporations Communities LLC
5.37% due 12/01/50[8]	760,268	792,863
F&G Global Funding
2.30% due 04/11/27[4]	790,000	738,451
Pacific Beacon LLC
5.51% due 07/15/36[4]	500,000	536,307
Swiss Re Finance Luxembourg S.A.
5.00% due 04/02/49[3,4]	300,000	310,500
Pine Street Trust I
4.57% due 02/15/29[4]	250,000	260,071
Peachtree Corners Funding Trust
3.98% due 02/15/25[4]	215,000	217,730
Sompo International Holdings Ltd.
4.70% due 10/15/22	140,000	141,105
Total Financial		4,012,053,166

Consumer, Non-cyclical - 5.3%
Altria Group, Inc.
3.70% due 02/04/51	67,650,000	54,643,025
3.40% due 05/06/30	47,320,000	45,509,441
2.35% due 05/06/25	18,290,000	17,764,268
4.45% due 05/06/50	6,120,000	5,553,594
5.95% due 02/14/49	1,300,000	1,407,320
CoStar Group, Inc.
2.80% due 07/15/30[4]	89,110,000	81,443,902
Mozart Debt Merger Sub, Inc.
3.88% due 04/01/29[4]	69,350,000	64,148,750
BAT Capital Corp.
3.98% due 09/25/50	41,450,000	33,590,590
4.70% due 04/02/27	22,390,000	22,964,240
Royalty Pharma plc
3.55% due 09/02/50	39,710,000	32,986,349
2.20% due 09/02/30	20,800,000	18,185,296
Global Payments, Inc.
2.90% due 11/15/31	30,265,000	27,573,441
2.90% due 05/15/30	24,810,000	22,898,209
Quanta Services, Inc.
2.90% due 10/01/30	51,954,000	48,068,634
0.95% due 10/01/24	1,660,000	1,573,820
Smithfield Foods, Inc.
2.63% due 09/13/31[4]	39,050,000	34,288,083
3.00% due 10/15/30[4]	15,760,000	14,303,173
5.20% due 04/01/29[4]	850,000	891,728
Kraft Heinz Foods Co.
4.88% due 10/01/49	14,525,000	15,303,976
4.38% due 06/01/46	13,090,000	12,928,208
5.50% due 06/01/50	9,250,000	10,503,652
5.00% due 06/04/42	7,850,000	8,384,585
5.20% due 07/15/45	1,930,000	2,089,225
DaVita, Inc.
3.75% due 02/15/31[4]	38,095,000	33,333,125
4.63% due 06/01/30[4]	14,190,000	13,250,622
Becle, SAB de CV
2.50% due 10/14/31[4]	44,100,000	39,121,110
US Foods, Inc.
6.25% due 04/15/25[4]	24,050,000	24,651,250
4.75% due 02/15/29[4]	8,107,000	7,732,051
4.63% due 06/01/30[4]	4,850,000	4,486,808

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 19

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
TOTAL RETURN BOND FUND

	Face Amount~	Value
JBS USA LUX S.A. / JBS USA Food Company / JBS USA Finance, Inc.
3.00% due 05/15/32[4]	29,125,000	$26,212,791
4.38% due 02/02/52[4]	10,200,000	8,872,811
Triton Container International Ltd.
3.15% due 06/15/31[4]	33,500,000	30,628,559
California Institute of Technology
3.65% due 09/01/19	31,896,000	27,355,468
Emory University
2.97% due 09/01/50	30,000,000	26,612,920
Yale-New Haven Health Services Corp.
2.50% due 07/01/50	32,350,000	25,307,694
TriNet Group, Inc.
3.50% due 03/01/29[4]	26,450,000	24,300,938
Post Holdings, Inc.
4.50% due 09/15/31[4]	23,850,000	21,130,862
4.63% due 04/15/30[4]	1,325,000	1,193,096
Kimberly-Clark de Mexico SAB de CV
2.43% due 07/01/31[4]	22,650,000	20,510,481
Health Care Service Corporation A Mutual Legal Reserve Co.
3.20% due 06/01/50[4]	23,030,000	20,140,775
Olympus Corp.
2.14% due 12/08/26[4]	19,550,000	18,408,185
Universal Health Services, Inc.
2.65% due 10/15/30[4]	19,660,000	17,847,595
Transurban Finance Company Pty Ltd.
2.45% due 03/16/31[4]	19,400,000	17,201,650
Service Corporation International
3.38% due 08/15/30	11,225,000	10,112,378
4.00% due 05/15/31	7,000,000	6,512,310
Central Garden & Pet Co.
4.13% due 04/30/31[4]	9,275,000	8,347,500
4.13% due 10/15/30	8,975,000	8,099,937
Catalent Pharma Solutions, Inc.
3.50% due 04/01/30[4]	9,500,000	8,668,750
3.13% due 02/15/29[4]	8,075,000	7,339,489
Cheplapharm Arzneimittel GmbH
4.38% due 01/15/28	EUR 13,750,000	15,025,645
Sabre GLBL, Inc.
7.38% due 09/01/25[4]	12,825,000	13,392,250
Spectrum Brands, Inc.
3.88% due 03/15/31[4]	13,475,000	11,887,645
5.50% due 07/15/30[4]	850,000	816,000
Prime Security Services Borrower LLC / Prime Finance, Inc.
3.38% due 08/31/27[4]	13,450,000	12,305,270
Bimbo Bakeries USA, Inc.
4.00% due 05/17/51[4]	12,775,000	11,920,650
GXO Logistics, Inc.
2.65% due 07/15/31[4]	13,725,000	11,900,947
HCA, Inc.
3.63% due 03/15/32[4]	10,050,000	9,848,546
3.50% due 09/01/30	1,600,000	1,545,702
Avantor Funding, Inc.
4.63% due 07/15/28[4]	11,500,000	11,373,500
WW International, Inc.
4.50% due 04/15/29[4]	12,900,000	10,445,517
CPI CG, Inc.
8.63% due 03/15/26[4]	10,524,000	10,242,799
Hologic, Inc.
3.25% due 02/15/29[4]	10,750,000	10,038,028
Moody’s Corp.
3.25% due 05/20/50	11,180,000	9,995,571
Block, Inc.
2.75% due 06/01/26[4]	10,125,000	9,570,352
Nielsen Finance LLC / Nielsen Finance Co.
4.50% due 07/15/29[4]	8,690,000	8,668,275
OhioHealth Corp.
3.04% due 11/15/50	9,100,000	8,106,427
Johns Hopkins University
2.81% due 01/01/60	8,750,000	7,292,949
Duke University
2.83% due 10/01/55	7,894,000	6,928,529

20 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
TOTAL RETURN BOND FUND

	Face Amount~	Value
Endo Luxembourg Finance Company I SARL / Endo US, Inc.
6.13% due 04/01/29[4]	7,150,000	$6,524,375
Syneos Health, Inc.
3.63% due 01/15/29[4]	7,000,000	6,466,250
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.
5.00% due 12/31/26[4]	6,325,000	5,834,813
Children’s Hospital Corp.
2.59% due 02/01/50	7,100,000	5,679,874
Triton Container International Limited / TAL International Container Corp.
3.25% due 03/15/32	6,050,000	5,572,837
Children’s Health System of Texas
2.51% due 08/15/50	6,500,000	5,093,957
APi Group DE, Inc.
4.13% due 07/15/29[4]	4,150,000	3,824,640
Sotheby’s/Bidfair Holdings, Inc.
5.88% due 06/01/29[4]	3,900,000	3,773,250
BCP V Modular Services Finance II plc
4.75% due 11/30/28	EUR 3,500,000	3,706,212
Wisconsin Alumni Research Foundation
3.56% due 10/01/49	3,775,000	3,666,484
Providence St. Joseph Health Obligated Group
2.70% due 10/01/51	4,250,000	3,356,832
Memorial Sloan-Kettering Cancer Center
2.96% due 01/01/50	3,500,000	3,016,141
Beth Israel Lahey Health, Inc.
3.08% due 07/01/51	2,700,000	2,329,174
Gartner, Inc.
3.75% due 10/01/30[4]	2,330,000	2,187,287
Tenet Healthcare Corp.
4.63% due 06/15/28[4]	2,056,000	2,017,450
Anheuser-Busch InBev Worldwide, Inc.
8.00% due 11/15/39	1,030,000	1,501,423
Aetna, Inc.
6.75% due 12/15/37	1,150,000	1,469,231
Reynolds American, Inc.
6.15% due 09/15/43	1,340,000	1,416,672
Molina Healthcare, Inc.
4.38% due 06/15/28[4]	1,290,000	1,276,610
Humana, Inc.
0.65% due 08/03/23	1,000,000	975,589
AmerisourceBergen Corp.
0.74% due 03/15/23	810,000	798,070
Verisk Analytics, Inc.
4.13% due 09/12/22	696,000	702,709
Bio-Rad Laboratories, Inc.
3.30% due 03/15/27	180,000	177,102
Total Consumer, Non-cyclical		1,287,054,248

Industrial - 4.4%
Boeing Co.
5.15% due 05/01/30	125,140,000	133,456,532
5.71% due 05/01/40	68,110,000	76,109,553
5.81% due 05/01/50	53,550,000	61,836,167
5.04% due 05/01/27	33,850,000	35,644,482
3.63% due 02/01/31	21,400,000	20,829,593
1.17% due 02/04/23	1,650,000	1,636,886
FLNG Liquefaction 3 LLC
3.08% due 06/30/39†††	68,244,915	62,072,245
Textron, Inc.
2.45% due 03/15/31	40,750,000	36,893,416
3.00% due 06/01/30	23,395,000	22,326,021
TD SYNNEX Corp.
2.65% due 08/09/31[4]	40,600,000	34,864,968
2.38% due 08/09/28[4]	25,500,000	22,951,778

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 21

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
TOTAL RETURN BOND FUND

	Face Amount~	Value
Cellnex Finance Company S.A.
3.88% due 07/07/41[4]	68,935,000	$55,997,279
Vontier Corp.
2.95% due 04/01/31	34,250,000	30,415,712
2.40% due 04/01/28	20,100,000	17,671,920
Flowserve Corp.
3.50% due 10/01/30	27,340,000	25,892,513
2.80% due 01/15/32	19,800,000	17,512,270
Dyal Capital Partners IV
3.65% due 02/22/41†††	41,800,000	36,850,635
Acuity Brands Lighting, Inc.
2.15% due 12/15/30	39,050,000	34,286,270
Standard Industries, Inc.
3.38% due 01/15/31[4]	14,475,000	12,665,625
4.38% due 07/15/30[4]	13,600,000	12,456,988
5.00% due 02/15/27[4]	6,250,000	6,195,500
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
4.13% due 08/15/26[4]	31,850,000	30,685,086
Stadco LA, LLC
3.75% due 05/15/56†††	31,000,000	27,609,013
Owens Corning
3.88% due 06/01/30	26,890,000	27,153,878
GATX Corp.
4.00% due 06/30/30	23,835,000	24,162,425
4.70% due 04/01/29	400,000	423,924
Ryder System, Inc.
3.35% due 09/01/25	22,380,000	22,382,932
NFL Ventures, LP
3.02% due 04/15/35†††	20,000,000	19,262,138
Amcor Flexibles North America, Inc.
2.63% due 06/19/30	18,580,000	17,122,478
Boxer Parent Company, Inc.
6.50% due 10/02/25	EUR 13,500,000	15,061,829
TFI International, Inc.
3.35% due 01/05/33†††	14,000,000	13,047,846
CNH Industrial Capital LLC
1.88% due 01/15/26	12,960,000	12,269,434
Weir Group plc
2.20% due 05/13/26[4]	12,815,000	11,968,247
Hardwood Funding LLC
3.19% due 06/07/30†††	8,000,000	7,780,066
2.83% due 06/07/31†††	2,000,000	1,887,461
3.13% due 06/07/36†††	1,000,000	947,334
National Basketball Association
2.51% due 12/16/24†††	10,500,000	10,219,684
Huntington Ingalls Industries, Inc.
2.04% due 08/16/28[4]	10,150,000	9,175,424
Airbus SE
3.95% due 04/10/47[4]	9,000,000	8,953,368
Artera Services LLC
9.03% due 12/04/25[4]	8,490,000	8,483,760
Norfolk Southern Corp.
4.10% due 05/15/21	9,100,000	8,468,828
Hillenbrand, Inc.
3.75% due 03/01/31	7,650,000	6,999,750
Virgin Media Vendor Financing Notes III DAC
4.88% due 07/15/28	GBP 5,000,000	6,182,347
Mueller Water Products, Inc.
4.00% due 06/15/29[4]	5,750,000	5,446,572
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc
4.00% due 09/01/29[4]	3,750,000	3,379,313
Berry Global, Inc.
1.57% due 01/15/26	2,750,000	2,561,840

22 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
TOTAL RETURN BOND FUND

	Face Amount~	Value
Graphic Packaging International LLC
3.50% due 03/01/29[4]	1,658,000	$1,525,360
Penske Truck Leasing Company, LP / PTL Finance Corp.
1.70% due 06/15/26[4]	1,620,000	1,503,167
Burlington Northern Santa Fe LLC
5.40% due 06/01/41	1,180,000	1,424,400
Princess Juliana International Airport Operating Company N.V.
5.50% due 12/20/27[8]	1,566,329	1,391,433
Trimble, Inc.
4.15% due 06/15/23	1,155,000	1,171,031
Crown Americas LLC / Crown Americas Capital Corporation VI
4.75% due 02/01/26	1,150,000	1,162,282
TransDigm, Inc.
6.25% due 03/15/26[4]	1,075,000	1,103,638
Howmet Aerospace, Inc.
5.95% due 02/01/37	525,000	559,592
6.88% due 05/01/25	129,000	140,081
Adevinta ASA
3.00% due 11/15/27	EUR 417,000	446,135
Martin Marietta Materials, Inc.
0.65% due 07/15/23	360,000	351,449
JELD-WEN, Inc.
6.25% due 05/15/25[4]	300,000	309,111
Carlisle Companies, Inc.
0.55% due 09/01/23	220,000	213,139
Hexcel Corp.
4.20% due 02/15/27	180,000	181,034
Canadian National Railway Co.
6.71% due 07/15/36	110,000	142,669
Total Industrial		1,071,825,851

Consumer, Cyclical - 4.1%
Marriott International, Inc.
4.63% due 06/15/30	43,685,000	45,244,151
3.50% due 10/15/32	45,690,000	43,490,887
2.85% due 04/15/31	43,490,000	39,693,016
5.75% due 05/01/25	29,691,000	31,523,974
2.75% due 10/15/33	25,150,000	22,195,460
Delta Air Lines, Inc.
7.00% due 05/01/25[4]	136,400,000	146,100,093
Magallanes, Inc.
4.28% due 03/15/32[4]	55,700,000	55,947,791
5.14% due 03/15/52[4]	27,350,000	27,981,637
Hyatt Hotels Corp.
5.38% due 04/23/25	26,900,000	28,237,099
5.75% due 04/23/30	23,885,000	26,391,437
1.30% due 10/01/23	1,660,000	1,617,652
Alt-2 Structured Trust
2.95% due 05/14/31◊,†††	57,488,134	53,462,970
Hilton Domestic Operating Company, Inc.
3.75% due 05/01/29[4]	44,400,000	41,676,726
4.00% due 05/01/31[4]	5,900,000	5,568,125
3.63% due 02/15/32[4]	1,900,000	1,724,250
Delta Air Lines Inc. / SkyMiles IP Ltd.
4.50% due 10/20/25[4]	45,200,000	45,462,590
Choice Hotels International, Inc.
3.70% due 01/15/31	45,900,000	44,631,322
1011778 BC ULC / New Red Finance, Inc.
4.00% due 10/15/30[4]	42,150,000	38,020,775
3.88% due 01/15/28[4]	6,940,000	6,575,893
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.50% due 06/20/27[4]	38,950,000	40,605,375
WMG Acquisition Corp.
3.00% due 02/15/31[4]	18,650,000	16,691,750
3.75% due 12/01/29[4]	10,750,000	10,105,000

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 23

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
TOTAL RETURN BOND FUND

	Face Amount~	Value
Walgreens Boots Alliance, Inc.
4.10% due 04/15/50	24,778,000	$24,135,837
Whirlpool Corp.
4.60% due 05/15/50	21,920,000	23,001,256
British Airways Class A Pass Through Trust
2.90% due 03/15/35[4]	15,389,739	14,140,054
4.25% due 11/15/32[4]	5,479,372	5,473,802
BorgWarner, Inc.
2.65% due 07/01/27	19,970,000	19,283,647
Steelcase, Inc.
5.13% due 01/18/29	17,427,000	18,258,046
American Airlines Class AA Pass Through Trust
3.35% due 10/15/29	9,106,778	8,727,522
3.20% due 06/15/28	5,657,300	5,368,688
3.00% due 10/15/28	4,117,716	3,826,150
3.15% due 02/15/32	164,941	154,936
Ferguson Finance plc
3.25% due 06/02/30[4]	17,904,000	17,039,755
Scotts Miracle-Gro Co.
4.00% due 04/01/31	18,750,000	16,349,719
Allison Transmission, Inc.
3.75% due 01/30/31[4]	12,500,000	11,339,375
Levi Strauss & Co.
3.50% due 03/01/31[4]	11,100,000	10,164,936
Fertitta Entertainment LLC / Fertitta Entertainment Finance Company, Inc.
4.63% due 01/15/29[4]	10,500,000	9,948,750
Air Canada
3.88% due 08/15/26[4]	8,650,000	8,163,438
Lowe’s Companies, Inc.
1.70% due 09/15/28	7,425,000	6,719,866
Six Flags Theme Parks, Inc.
7.00% due 07/01/25[4]	5,990,000	6,252,063
Delta Air Lines, Inc. / SkyMiles IP Ltd.
4.75% due 10/20/28[4]	3,800,000	3,829,095
JB Poindexter & Company, Inc.
7.13% due 04/15/26[4]	2,850,000	2,896,313
United Airlines, Inc.
4.38% due 04/15/26[4]	1,750,000	1,721,431
HP Communities LLC
5.86% due 09/15/53†††,4	1,420,000	1,712,737
PetSmart, Inc. / PetSmart Finance Corp.
4.75% due 02/15/28[4]	1,750,000	1,691,209
Aramark Services, Inc.
5.00% due 02/01/28[4]	1,525,000	1,479,250
Lear Corp.
5.25% due 05/15/49	1,360,000	1,459,608
JetBlue Class A Pass Through Trust
4.00% due 11/15/32	140,184	140,081
Total Consumer, Cyclical		996,225,537

Communications - 3.3%
Paramount Global
4.95% due 01/15/31	59,401,000	63,142,099
4.95% due 05/19/50	39,600,000	41,387,898
4.75% due 05/15/25	36,350,000	37,764,394
Charter Communications Operating LLC / Charter Communications Operating Capital
2.80% due 04/01/31	71,850,000	64,757,975
3.90% due 06/01/52	21,650,000	18,257,666
2.25% due 01/15/29	12,500,000	11,248,353
3.85% due 04/01/61	1,000,000	803,960
4.40% due 12/01/61	650,000	565,808
Level 3 Financing, Inc.
4.25% due 07/01/28[4]	34,430,000	31,606,998
3.63% due 01/15/29[4]	34,600,000	30,275,000
3.88% due 11/15/29[4]	20,300,000	18,676,000
3.75% due 07/15/29[4]	13,950,000	12,362,908

24 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
TOTAL RETURN BOND FUND

	Face Amount~	Value
British Telecommunications plc
4.88% due 11/23/81[3,4]	47,450,000	$45,077,500
4.25% due 11/23/81[3,4]	8,250,000	7,875,202
9.63% due 12/15/30	2,310,000	3,151,679
AT&T, Inc.
2.75% due 06/01/31	33,660,000	31,562,271
2.30% due 06/01/27	6,000,000	5,716,634
Vodafone Group plc
4.13% due 06/04/81[3]	40,375,000	36,658,078
UPC Broadband Finco BV
4.88% due 07/15/31[4]	36,900,000	34,644,303
Virgin Media Secured Finance plc
4.50% due 08/15/30[4]	27,600,000	25,737,000
McGraw-Hill Education, Inc.
5.75% due 08/01/28[4]	24,975,000	23,820,406
LCPR Senior Secured Financing DAC
5.13% due 07/15/29[4]	17,900,000	17,089,041
6.75% due 10/15/27[4]	5,071,000	5,209,438
Walt Disney Co.
3.80% due 05/13/60	21,990,000	22,127,546
Go Daddy Operating Company LLC / GD Finance Co., Inc.
3.50% due 03/01/29[4]	22,100,000	20,320,287
T-Mobile USA, Inc.
2.63% due 04/15/26	13,850,000	13,229,797
2.88% due 02/15/31	7,250,000	6,531,743
CCO Holdings LLC / CCO Holdings Capital Corp.
4.50% due 05/01/32	18,275,000	16,716,143
4.25% due 02/01/31[4]	2,125,000	1,928,437
Altice France S.A.
5.13% due 07/15/29[4]	17,600,000	15,774,000
5.13% due 01/15/29[4]	2,290,000	2,051,451
VeriSign, Inc.
2.70% due 06/15/31	18,950,000	17,149,750
CSC Holdings LLC
3.38% due 02/15/31[4]	14,175,000	11,942,438
4.13% due 12/01/30[4]	5,741,000	5,034,082
Sirius XM Radio, Inc.
4.13% due 07/01/30[4]	17,010,000	15,924,252
Radiate Holdco LLC / Radiate Finance, Inc.
4.50% due 09/15/26[4]	15,050,000	14,523,250
Lamar Media Corp.
3.63% due 01/15/31	10,600,000	9,732,178
4.00% due 02/15/30	1,575,000	1,498,219
Virgin Media Vendor Financing Notes IV DAC
5.00% due 07/15/28[4]	10,100,000	9,696,000
Ziggo BV
4.88% due 01/15/30[4]	10,125,000	9,535,016
Amazon.com, Inc.
2.70% due 06/03/60	10,180,000	8,407,264
Fox Corp.
3.05% due 04/07/25	7,100,000	7,096,305
Switch Ltd.
3.75% due 09/15/28[4]	4,200,000	4,072,929
Corning, Inc.
4.38% due 11/15/57	2,500,000	2,526,531
Koninklijke KPN N.V.
8.38% due 10/01/30	1,140,000	1,465,028
Match Group Holdings II LLC
4.13% due 08/01/30[4]	1,250,000	1,171,337
Virgin Media Finance plc
5.00% due 07/15/30[4]	850,000	802,821
Motorola Solutions, Inc.
5.50% due 09/01/44	360,000	395,853
Total Communications		787,043,268

Energy - 2.5%
Galaxy Pipeline Assets Bidco Ltd.
3.25% due 09/30/40[4]	91,750,000	82,826,871
2.94% due 09/30/40[4]	58,850,000	53,063,442
1.75% due 09/30/27[4]	2,006,233	1,923,162
BP Capital Markets plc
4.88%[3,6]	114,865,000	115,152,162

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 25

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
TOTAL RETURN BOND FUND

	Face Amount~	Value
Qatar Energy
3.13% due 07/12/41[4]	37,875,000	$34,460,645
3.30% due 07/12/51[4]	37,450,000	34,372,434
Sabine Pass Liquefaction LLC
4.50% due 05/15/30	63,355,000	66,254,601
Valero Energy Corp.
2.80% due 12/01/31	20,650,000	19,058,939
2.15% due 09/15/27	13,920,000	13,017,626
4.00% due 04/01/29	7,450,000	7,598,747
7.50% due 04/15/32	2,530,000	3,193,337
2.85% due 04/15/25	2,936,000	2,900,868
4.00% due 06/01/52	290,000	272,543
ITT Holdings LLC
6.50% due 08/01/29[4]	38,600,000	35,655,592
Occidental Petroleum Corp.
3.00% due 02/15/27	7,480,000	7,311,700
5.55% due 03/15/26	5,940,000	6,296,400
4.30% due 08/15/39	6,600,000	6,237,000
3.40% due 04/15/26	6,250,000	6,210,937
4.40% due 08/15/49	2,500,000	2,350,000
3.20% due 08/15/26	2,375,000	2,333,438
4.40% due 04/15/46	1,400,000	1,330,000
4.63% due 06/15/45	800,000	776,000
Magellan Midstream Partners, LP
3.25% due 06/01/30	23,260,000	22,640,507
3.95% due 03/01/50	1,600,000	1,513,510
Cheniere Corpus Christi Holdings LLC
2.74% due 12/31/39[4]	19,150,000	16,662,640
Midwest Connector Capital Company LLC
4.63% due 04/01/29[4]	15,975,000	16,143,634
NuStar Logistics, LP
6.38% due 10/01/30	13,850,000	14,037,529
5.63% due 04/28/27	1,799,000	1,760,097
Parkland Corp.
4.63% due 05/01/30[4]	8,000,000	7,440,000
5.88% due 07/15/27[4]	395,000	394,013
DCP Midstream Operating, LP
3.25% due 02/15/32	7,990,000	7,191,000
DT Midstream, Inc.
4.30% due 04/15/32[4]	3,250,000	3,258,482
4.13% due 06/15/29[4]	550,000	527,343
Phillips 66
3.70% due 04/06/23	2,250,000	2,281,284
Halliburton Co.
7.45% due 09/15/39	1,100,000	1,472,398
ONEOK Partners, LP
6.20% due 09/15/43	680,000	746,354
3.38% due 10/01/22	720,000	722,220
Enterprise Products Operating LLC
5.10% due 02/15/45	1,340,000	1,461,024
Enbridge Energy Partners, LP
7.38% due 10/15/45	1,040,000	1,442,117
Total Energy		602,290,596

Technology - 1.7%
Broadcom, Inc.
4.15% due 11/15/30	57,725,000	58,503,645
2.45% due 02/15/31[4]	42,120,000	37,574,329
3.19% due 11/15/36[4]	3,135,000	2,721,459
2.60% due 02/15/33[4]	1,660,000	1,441,151
Leidos, Inc.
2.30% due 02/15/31	34,450,000	29,862,983
3.63% due 05/15/25	9,200,000	9,197,700
4.38% due 05/15/30	2,650,000	2,679,561
NetApp, Inc.
2.70% due 06/22/30	43,505,000	40,141,838
CDW LLC / CDW Finance Corp.
3.57% due 12/01/31	43,190,000	40,013,375
Citrix Systems, Inc.
1.25% due 03/01/26	36,622,000	35,604,548
3.30% due 03/01/30	1,500,000	1,483,676
Oracle Corp.
3.95% due 03/25/51	38,750,000	33,875,839
6.13% due 07/08/39	1,190,000	1,357,839
Qorvo, Inc.
4.38% due 10/15/29	21,000,000	21,007,035
3.38% due 04/01/31[4]	8,675,000	7,888,611
Apple, Inc.
2.55% due 08/20/60	22,850,000	18,726,070
CGI, Inc.
2.30% due 09/14/31[4]	21,050,000	18,359,750

26 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
TOTAL RETURN BOND FUND

	Face Amount~	Value
MSCI, Inc.
3.63% due 09/01/30[4]	17,718,000	$16,608,588
3.88% due 02/15/31[4]	1,769,000	1,677,286
Workday, Inc.
3.80% due 04/01/32	12,500,000	12,476,213
TeamSystem SpA
3.50% due 02/15/28	EUR 5,000,000	5,207,757
Booz Allen Hamilton, Inc.
3.88% due 09/01/28[4]	4,550,000	4,392,069
Presidio Holdings, Inc.
4.88% due 02/01/27[4]	2,300,000	2,265,500
Microchip Technology, Inc.
0.97% due 02/15/24	1,650,000	1,581,361
Skyworks Solutions, Inc.
0.90% due 06/01/23	500,000	488,839
Open Text Holdings, Inc.
4.13% due 02/15/30[4]	210,000	199,121
Total Technology		405,336,143

Basic Materials - 1.2%
Newcrest Finance Pty Ltd.
3.25% due 05/13/30[4]	55,600,000	53,170,900
4.20% due 05/13/50[4]	26,390,000	25,665,593
Anglo American Capital plc
5.63% due 04/01/30[4]	39,500,000	43,536,588
2.63% due 09/10/30[4]	18,000,000	16,320,783
3.95% due 09/10/50[4]	14,140,000	13,240,902
2.25% due 03/17/28[4]	1,010,000	922,404
2.88% due 03/17/31[4]	70,000	64,512
Yamana Gold, Inc.
2.63% due 08/15/31	19,350,000	17,332,537
4.63% due 12/15/27	3,000,000	3,045,233
Alcoa Nederland Holding BV
4.13% due 03/31/29[4]	8,600,000	8,427,398
5.50% due 12/15/27[4]	6,525,000	6,753,897
6.13% due 05/15/28[4]	2,800,000	2,933,000
Minerals Technologies, Inc.
5.00% due 07/01/28[4]	18,630,000	17,745,075
Valvoline, Inc.
3.63% due 06/15/31[4]	18,300,000	15,809,004
Newmont Corp.
2.60% due 07/15/32	13,000,000	11,959,071
Reliance Steel & Aluminum Co.
2.15% due 08/15/30	12,040,000	10,792,611
Corporation Nacional del Cobre de Chile
3.75% due 01/15/31[4]	10,430,000	10,438,614
INEOS Quattro Finance 2 plc
2.50% due 01/15/26	EUR 8,500,000	8,869,647
Steel Dynamics, Inc.
2.40% due 06/15/25	5,950,000	5,751,688
Nucor Corp.
2.00% due 06/01/25	5,000,000	4,839,921
Carpenter Technology Corp.
6.38% due 07/15/28	2,125,000	2,133,606
Southern Copper Corp.
7.50% due 07/27/35	1,150,000	1,480,786
WR Grace Holdings LLC
4.88% due 06/15/27[4]	925,000	905,067
Sherwin-Williams Co.
2.75% due 06/01/22	220,000	220,290
Total Basic Materials		282,359,127

Utilities - 1.0%
Cheniere Corpus Christi Holdings LLC
3.52% due 12/31/39†††	97,100,000	89,030,307
AES Corp.
3.95% due 07/15/30[4]	27,890,000	27,629,413
3.30% due 07/15/25[4]	3,750,000	3,679,125
NRG Energy, Inc.
2.45% due 12/02/27[4]	26,000,000	23,979,894
Arizona Public Service Co.
3.35% due 05/15/50	23,140,000	20,130,636
Enel Finance International N.V.
2.88% due 07/12/41[4]	19,800,000	16,316,828

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 27

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
TOTAL RETURN BOND FUND

	Face Amount~	Value
Alexander Funding Trust
1.84% due 11/15/23[4]	14,400,000	$13,957,641
Xcel Energy, Inc.
2.35% due 11/15/31	11,610,000	10,555,214
Clearway Energy Operating LLC
3.75% due 02/15/31[4]	11,150,000	10,426,309
ONE Gas, Inc.
0.85% due 03/11/23	1,620,000	1,597,897
NiSource, Inc.
5.65% due 02/01/45	1,370,000	1,552,757
Progress Energy, Inc.
6.00% due 12/01/39	1,290,000	1,536,749
Entergy Texas, Inc.
1.50% due 09/01/26	1,650,000	1,513,120
Nevada Power Co.
6.65% due 04/01/36	1,180,000	1,508,774
Southern Power Co.
5.25% due 07/15/43	1,350,000	1,444,439
Consolidated Edison Company of New York, Inc.
5.10% due 06/15/33	1,080,000	1,184,173
Oncor Electric Delivery Company LLC
7.00% due 05/01/32	850,000	1,095,154
Dominion Energy, Inc.
1.36% (3 Month USD LIBOR + 0.53%, Rate Floor: 0.00%) due 09/15/23◊	1,030,000	1,028,131
Atmos Energy Corp.
0.63% due 03/09/23	800,000	788,104
OGE Energy Corp.
0.70% due 05/26/23	360,000	352,685
Total Utilities		229,307,350

Financial Institutions - 0.2%
CBS Studio Center
3.06% (30 Day Average SOFR + 3.00%, Rate Floor: 3.00%) due 01/09/24◊,†††	34,100,000	34,167,035
Bain Capital, LP
3.72% due 04/15/42†††	20,300,000	18,406,135
Total Financial Institutions		52,573,170

Total Corporate Bonds
(Cost $10,394,906,117)		9,726,068,456

ASSET-BACKED SECURITIES†† - 22.3%
Collateralized Loan Obligations - 14.3%
LCCM Trust
2021-FL3, 1.85% (1 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 11/15/38◊,4	98,500,000	97,450,039
2021-FL3, 2.20% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 11/15/38◊,4	36,950,000	36,395,621
2021-FL3, 2.60% (1 Month USD LIBOR + 2.20%, Rate Floor: 2.20%) due 11/15/38◊,4	20,750,000	20,388,686
LoanCore Issuer Ltd.
2021-CRE6, 2.09% (1 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 11/15/38◊,4	44,000,000	43,489,855
2021-CRE4, 1.86% (30 Day Average SOFR + 1.81%, Rate Floor: 1.70%) due 07/15/35◊,4	25,982,000	25,523,566
2021-CRE6, 2.49% (1 Month USD LIBOR + 2.30%, Rate Floor: 2.30%) due 11/15/38◊,4	22,825,000	22,336,960
2019-CRE2, 1.90% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 05/15/36◊,4	19,984,000	19,939,410

28 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
TOTAL RETURN BOND FUND

	Face Amount~	Value
2021-CRE5, 3.19% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 07/15/36◊,4	14,350,000	$14,101,982
2019-CRE2, 2.10% (1 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 05/15/36◊,8	11,575,000	11,474,649
2021-CRE4, 2.66% (30 Day Average SOFR + 2.61%, Rate Floor: 2.50%) due 07/15/35◊,8	5,600,000	5,506,861
2019-CRE3, 1.45% (1 Month USD LIBOR + 1.05%, Rate Floor: 1.05%) due 04/15/34◊,8	4,983,336	4,968,234
2019-CRE3, 2.00% (1 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 04/15/34◊,8	4,410,000	4,359,543
BXMT Ltd.
2020-FL2, 1.07% (30 Day Average SOFR + 1.01%, Rate Floor: 0.90%) due 02/15/38◊,4	76,225,000	75,504,597
2020-FL3, 1.92% (30 Day Average SOFR + 1.86%, Rate Floor: 1.75%) due 11/15/37◊,4	23,550,000	23,334,541
2020-FL3, 2.72% (30 Day Average SOFR + 2.66%, Rate Floor: 2.55%) due 11/15/37◊,4	16,125,000	15,911,940
2020-FL2, 1.57% (30 Day Average SOFR + 1.51%, Rate Floor: 1.40%) due 02/15/38◊,4	16,000,000	15,852,533
2020-FL3, 2.32% (30 Day Average SOFR + 2.26%, Rate Floor: 2.15%) due 11/15/37◊,8	10,600,000	10,514,223
2020-FL2, 1.82% (30 Day Average SOFR + 1.76%, Rate Floor: 1.65%) due 02/15/38◊,8	5,360,000	5,241,734
2020-FL2, 1.32% (30 Day Average SOFR + 1.26%, Rate Floor: 1.15%) due 02/15/38◊,8	5,200,000	5,118,804
Cerberus Loan Funding XXX, LP
2020-3A, 2.09% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 01/15/33◊,4	100,000,000	100,448,130
2020-3A, 2.74% (3 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 01/15/33◊,4	10,200,000	10,278,878
HERA Commercial Mortgage Ltd.
2021-FL1, 2.07% (1 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 02/18/38◊,4	49,562,000	48,715,972
2021-FL1, 1.77% (1 Month USD LIBOR + 1.30%, Rate Floor: 1.30%) due 02/18/38◊,4	28,000,000	27,524,423
2021-FL1, 2.42% (1 Month USD LIBOR + 1.95%, Rate Floor: 1.95%) due 02/18/38◊,4	19,200,000	18,615,045

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 29

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
TOTAL RETURN BOND FUND

	Face Amount~	Value
2021-FL1, 1.52% (1 Month USD LIBOR + 1.05%, Rate Floor: 1.05%) due 02/18/38◊,8	10,000,000	$9,876,355
Cerberus Loan Funding XXXII, LP
2021-2A, 1.86% (3 Month USD LIBOR + 1.62%, Rate Floor: 1.62%) due 04/22/33◊,4	65,000,000	64,799,962
2021-2A, 3.09% (3 Month USD LIBOR + 2.85%, Rate Floor: 2.85%) due 04/22/33◊,4	20,925,000	20,843,108
2021-2A, 2.14% (3 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 04/22/33◊,4	19,200,000	18,912,889
Golub Capital Partners CLO 33M Ltd.
2021-33A, 2.36% (3 Month USD LIBOR + 1.86%, Rate Floor: 1.86%) due 08/25/33◊,4	104,600,000	104,549,478
Woodmont Trust
2020-7A, 2.14% (3 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 01/15/32◊,4	83,000,000	83,345,488
2020-7A, 2.84% (3 Month USD LIBOR + 2.60%, Rate Floor: 2.60%) due 01/15/32◊,4	13,500,000	13,602,781
2020-7A, 2.49% (3 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 01/15/32◊,4	7,000,000	7,055,050
Palmer Square Loan Funding Ltd.
2022-1A, 1.74% (3 Month Term SOFR + 1.60%, Rate Floor: 1.60%) due 04/15/30◊,4	23,000,000	23,000,000
2021-3A, 2.00% (3 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 07/20/29◊,4	22,500,000	22,046,252
2021-1A, 1.50% (3 Month USD LIBOR + 1.25%, Rate Floor: 1.25%) due 04/20/29◊,4	19,000,000	18,807,997
2021-2A, 1.88% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 05/20/29◊,4	10,500,000	10,255,708
2021-1A, 2.05% (3 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 04/20/29◊,4	7,100,000	7,059,867
2019-3A, 1.33% (3 Month USD LIBOR + 0.85%, Rate Floor: 0.85%) due 08/20/27◊,4	6,917,247	6,888,685
2021-2A, 2.88% (3 Month USD LIBOR + 2.40%, Rate Floor: 2.40%) due 05/20/29◊,4	7,000,000	6,742,835
MidOcean Credit CLO VII
2020-7A, 1.28% (3 Month USD LIBOR + 1.04%, Rate Floor: 0.00%) due 07/15/29◊,4	48,940,008	48,709,643

30 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
TOTAL RETURN BOND FUND

	Face Amount~	Value
2020-7A, 1.84% (3 Month USD LIBOR + 1.60%, Rate Floor: 0.00%) due 07/15/29◊,4	27,500,000	$27,233,286
2020-7A, 1.69% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 07/15/29◊,4	14,800,000	14,676,037
Venture XIV CLO Ltd.
2020-14A, 1.54% (3 Month USD LIBOR + 1.03%, Rate Floor: 1.03%) due 08/28/29◊,4	67,164,167	66,794,428
2020-14A, 2.76% (3 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 08/28/29◊,4	22,725,000	22,371,369
ABPCI Direct Lending Fund CLO II LLC
2021-1A, 1.85% (3 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 04/20/32◊,4	83,450,000	83,458,370
Cerberus Loan Funding XXXI, LP
2021-1A, 1.74% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 04/15/32◊,4	70,250,000	69,978,659
2021-1A, 2.84% (3 Month USD LIBOR + 2.60%, Rate Floor: 2.60%) due 04/15/32◊,4	12,000,000	11,867,809
KREF Funding V LLC
1.83% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 06/25/26◊,†††	75,718,482	75,246,709
0.15% due 06/25/26†††,10	313,636,364	153,682
Golub Capital Partners CLO 36M Ltd.
2018-36A, 1.62% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 02/05/31◊,4	76,300,000	75,178,436
GPMT Ltd.
2019-FL2, 2.05% (1 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 02/22/36◊,4	24,300,000	24,179,943
2019-FL2, 2.80% (1 Month USD LIBOR + 2.35%, Rate Floor: 2.35%) due 02/22/36◊,4	21,400,000	21,267,517
2019-FL2, 2.35% (1 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 02/22/36◊,8	12,750,000	12,685,203
2019-FL2, 1.47% (1 Month USD LIBOR + 1.30%, Rate Floor: 1.30%) due 02/22/36◊,8	9,272,738	9,242,810
ABPCI Direct Lending Fund CLO V Ltd.
2021-5A, 1.75% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 04/20/31◊,4	50,650,000	50,336,841

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 31

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
TOTAL RETURN BOND FUND

	Face Amount~	Value
2021-5A, 2.15% (3 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 04/20/31◊,4	15,975,000	$15,980,122
THL Credit Lake Shore MM CLO I Ltd.
2021-1A, 1.94% (3 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 04/15/33◊,4	33,500,000	33,577,382
2021-1A, 2.24% (3 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 04/15/33◊,4	30,400,000	30,416,416
ABPCI Direct Lending Fund CLO I LLC
2021-1A, 1.95% (3 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 07/20/33◊,4	59,500,000	59,745,503
2021-1A, 2.25% (3 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 07/20/33◊,4	2,500,000	2,505,783
ABPCI Direct Lending Fund IX LLC
2021-9A, 1.67% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 11/18/31◊,4	34,150,000	33,553,806
2021-9A, 2.07% (3 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 11/18/31◊,4	26,000,000	25,574,559
Cerberus Loan Funding XXVI, LP
2021-1A, 1.74% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 04/15/31◊,4	55,700,000	55,417,116
2021-1A, 2.14% (3 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 04/15/31◊,4	3,250,000	3,254,928
CHCP Ltd.
2021-FL1, 1.22% (30 Day Average SOFR + 1.16%, Rate Floor: 1.05%) due 02/15/38◊,4	28,000,000	27,836,435
2021-FL1, 1.47% (30 Day Average SOFR + 1.41%, Rate Floor: 1.30%) due 02/15/38◊,4	22,250,000	21,884,408
2021-FL1, 1.82% (30 Day Average SOFR + 1.76%, Rate Floor: 1.65%) due 02/15/38◊,8	5,900,000	5,798,920
2021-FL1, 2.27% (30 Day Average SOFR + 2.21%, Rate Floor: 2.10%) due 02/15/38◊,8	2,950,000	2,884,350
ABPCI Direct Lending Fund CLO IV LLC
2.12% (3 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 07/06/29◊,†††	53,500,000	53,560,172

32 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
TOTAL RETURN BOND FUND

	Face Amount~	Value
FS Rialto
2021-FL3, 2.48% (1 Month USD LIBOR + 2.05%, Rate Floor: 2.05%) due 11/16/36◊,4	31,150,000	$30,189,926
2021-FL2, 2.48% (1 Month USD LIBOR + 2.05%, Rate Floor: 2.05%) due 05/16/38◊,4	15,665,000	15,469,045
2021-FL3, 2.23% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 11/16/36◊,8	8,000,000	7,861,380
Owl Rock CLO IV Ltd.
2021-4A, 2.08% (3 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 08/20/33◊,4	36,500,000	36,532,379
2021-4A, 2.38% (3 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 08/20/33◊,4	16,750,000	16,692,358
Fortress Credit Opportunities IX CLO Ltd.
2021-9A, 1.92% (3 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 10/15/33◊,4	46,200,000	46,145,110
2021-9A, 2.07% (3 Month USD LIBOR + 1.95%, Rate Floor: 1.95%) due 10/15/33◊,4	6,700,000	6,691,569
Wellfleet CLO Ltd.
2020-2A, 1.31% (3 Month USD LIBOR + 1.06%, Rate Floor: 0.00%) due 10/20/29◊,4	49,919,985	49,725,442
2018-2A, 1.83% (3 Month USD LIBOR + 1.58%, Rate Floor: 1.58%) due 10/20/28◊,4	2,500,000	2,483,681
ABPCI Direct Lending Fund CLO VII, LP
2021-7A, 1.70% (3 Month USD LIBOR + 1.43%, Rate Floor: 1.43%) due 10/20/31◊,4	39,500,000	39,158,349
2021-7A, 2.12% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 10/20/31◊,4	8,250,000	8,134,946
Fortress Credit Opportunities XI CLO Ltd.
2018-11A, 1.54% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 04/15/31◊,4	44,300,000	43,606,262
2018-11A, 2.74% (3 Month USD LIBOR + 2.50%, Rate Floor: 0.00%) due 04/15/31◊,4	2,300,000	2,275,383
Cerberus Loan Funding XXXIII, LP
2021-3A, 1.80% (3 Month USD LIBOR + 1.56%, Rate Floor: 1.56%) due 07/23/33◊,4	32,000,000	31,818,928

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 33

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
TOTAL RETURN BOND FUND

	Face Amount~	Value
2021-3A, 2.09% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 07/23/33◊,4	9,500,000	$9,340,646
GoldenTree Loan Management US CLO 1 Ltd.
2021-9A, 1.75% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 01/20/33◊,4	35,900,000	35,394,043
2021-9A, 2.05% (3 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 01/20/33◊,4	3,900,000	3,804,151
Cerberus Loan Funding XXXV, LP
2021-5A, 1.74% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 09/22/33◊,4	30,750,000	30,397,258
2021-5A, 2.09% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 09/22/33◊,4	8,000,000	7,850,337
ACRES Commercial Realty Ltd.
2021-FL1, 2.44% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 06/15/36◊,4	13,092,000	12,879,993
2021-FL1, 3.09% (1 Month USD LIBOR + 2.65%, Rate Floor: 2.65%) due 06/15/36◊,8	11,750,000	11,366,514
2021-FL2, 2.69% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 01/15/37◊,8	10,100,000	9,925,223
2021-FL2, 2.19% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 01/15/37◊,8	3,500,000	3,440,230
LCM XXIV Ltd.
2021-24A, 1.65% (3 Month USD LIBOR + 1.40%, Rate Floor: 0.00%) due 03/20/30◊,4	24,200,000	23,882,832
2021-24A, 2.15% (3 Month USD LIBOR + 1.90%, Rate Floor: 0.00%) due 03/20/30◊,4	13,050,000	12,754,844
Golub Capital Partners CLO 16 Ltd.
2021-16A, 1.87% (3 Month USD LIBOR + 1.61%, Rate Floor: 1.61%) due 07/25/33◊,4	26,750,000	26,628,448
2021-16A, 2.06% (3 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 07/25/33◊,4	9,000,000	9,041,676
Golub Capital Partners CLO 49M Ltd.
2021-49A, 2.15% (3 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 08/26/33◊,4	21,695,000	21,571,913
2021-49A, 2.85% (3 Month USD LIBOR + 2.60%, Rate Floor: 2.60%) due 08/26/33◊,4	12,600,000	12,308,515

34 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
TOTAL RETURN BOND FUND

	Face Amount~	Value
Madison Park Funding XLVIII Ltd.
2021-48A, 1.70% (3 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 04/19/33◊,4	27,500,000	$27,125,271
2021-48A, 2.25% (3 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 04/19/33◊,4	5,900,000	5,877,727
BDS Ltd.
2021-FL9, 2.37% (1 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 11/16/38◊,4	19,500,000	18,775,107
2020-FL5, 1.97% (30 Day Average SOFR + 1.91%, Rate Floor: 1.80%) due 02/16/37◊,8	4,400,000	4,381,529
2021-FL9, 2.72% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 11/16/38◊,8	4,400,000	4,172,120
2020-FL5, 1.52% (30 Day Average SOFR + 1.46%, Rate Floor: 1.35%) due 02/16/37◊,8	3,200,000	3,155,227
BCC Middle Market CLO LLC
2021-1A, 1.74% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 10/15/33◊,4	30,450,000	30,070,590
Golub Capital Partners CLO 17 Ltd.
2017-17A, 1.91% (3 Month USD LIBOR + 1.65%, Rate Floor: 0.00%) due 10/25/30◊,4	29,900,000	29,904,120
Diamond CLO Ltd.
2021-1A, 1.71% (3 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 04/25/29◊,4	23,825,000	23,814,055
2021-1A, 2.66% (3 Month USD LIBOR + 2.40%, Rate Floor: 2.40%) due 04/25/29◊,4	2,300,000	2,293,358
2021-1A, 1.96% (3 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 04/25/29◊,4	2,150,000	2,146,720
2018-1A, 1.76% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 07/22/30◊,4	74,873	74,862
Neuberger Berman Loan Advisers CLO 40 Ltd.
2021-40A, 1.64% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 04/16/33◊,4	26,700,000	26,257,333
2021-40A, 1.99% (3 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 04/16/33◊,4	2,000,000	1,953,171

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 35

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
TOTAL RETURN BOND FUND

	Face Amount~	Value
OCP CLO Ltd.
2020-4A, 1.71% (3 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 04/24/29◊,4	25,500,000	$25,340,107
BSPDF Issuer Ltd.
2021-FL1, 2.44% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 10/15/36◊,4	15,300,000	14,943,987
2021-FL1, 1.99% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 10/15/36◊,8	6,500,000	6,434,439
2021-FL1, 2.94% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 10/15/36◊,8	3,500,000	3,390,293
STWD Ltd.
2019-FL1, 2.02% (1 Month Term SOFR + 1.71%, Rate Floor: 1.60%) due 07/15/38◊,8	11,210,000	11,106,264
2019-FL1, 2.37% (1 Month Term SOFR + 2.06%, Rate Floor: 1.95%) due 07/15/38◊,8	8,800,000	8,647,500
2021-FL2, 2.57% (1 Month USD LIBOR + 2.10%, Rate Floor: 2.10%) due 04/18/38◊,8	2,820,000	2,745,222
2019-FL1, 1.82% (1 Month Term SOFR + 1.51%, Rate Floor: 1.40%) due 07/15/38◊,8	2,200,000	2,188,635
Madison Park Funding LIII Ltd.
2022-53A, 1.94% (3 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 04/21/35◊,4	24,000,000	23,924,904
Magnetite XXIX Ltd.
2021-29A, 1.64% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 01/15/34◊,4	15,100,000	14,888,398
2021-29A, 1.89% (3 Month USD LIBOR + 1.65%, Rate Floor: 1.65%) due 01/15/34◊,4	7,700,000	7,586,014
Marathon CLO V Ltd.
2017-5A, 1.93% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 11/21/27◊,4	18,020,137	17,964,626
2017-5A, 1.35% (3 Month USD LIBOR + 0.87%, Rate Floor: 0.00%) due 11/21/27◊,4	4,108,715	4,101,145
Apres Static CLO Ltd.
2020-1A, 1.94% (3 Month USD LIBOR + 1.70%, Rate Floor: 0.00%) due 10/15/28◊,4	21,750,000	21,697,900
Voya CLO Ltd.
2020-1A, 1.30% (3 Month USD LIBOR + 1.06%, Rate Floor: 1.06%) due 04/15/31◊,4	18,850,000	18,707,569
2013-1A, due 10/15/30[4,11]	10,575,071	2,775,956

36 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
TOTAL RETURN BOND FUND

	Face Amount~	Value
NewStar Fairfield Fund CLO Ltd.
2018-2A, 1.52% (3 Month USD LIBOR + 1.27%, Rate Floor: 1.27%) due 04/20/30◊,4	21,171,638	$21,094,061
Golub Capital Partners CLO 54M L.P
2021-54A, 2.17% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 08/05/33◊,4	21,000,000	20,825,862
Allegro CLO IX Ltd.
2018-3A, 1.41% (3 Month USD LIBOR + 1.17%, Rate Floor: 1.17%) due 10/16/31◊,4	20,400,000	20,306,407
Avery Point VI CLO Ltd.
2021-6A, 2.12% (3 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 08/05/27◊,4	12,100,000	12,012,116
2021-6A, 1.67% (3 Month USD LIBOR + 1.35%, Rate Floor: 1.35%) due 08/05/27◊,4	8,000,000	7,947,001
Recette CLO Ltd.
2021-1A, 1.65% (3 Month USD LIBOR + 1.40%, Rate Floor: 0.00%) due 04/20/34◊,4	9,800,000	9,608,922
2021-1A, 2.00% (3 Month USD LIBOR + 1.75%, Rate Floor: 0.00%) due 04/20/34◊,4	9,200,000	8,914,617
Anchorage Capital CLO 6 Ltd.
2021-6A, 2.44% (3 Month USD LIBOR + 2.20%, Rate Floor: 2.20%) due 07/15/30◊,4	18,585,000	18,510,169
AMMC CLO XIV Ltd.
2021-14A, 1.66% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 07/25/29◊,4	18,290,000	18,090,438
Neuberger Berman Loan Advisers CLO 32 Ltd.
2021-32A, 1.65% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 01/20/32◊,4	14,100,000	13,897,004
2021-32A, 1.95% (3 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 01/20/32◊,4	4,200,000	4,110,360
Owl Rock CLO VI Ltd.
2021-6A, 1.87% (3 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 06/21/32◊,4	17,450,000	17,402,838
BSPRT Issuer Ltd.
2021-FL7, 2.70% (1 Month USD LIBOR + 2.30%, Rate Floor: 2.30%) due 12/15/38◊,8	7,250,000	7,095,056
2021-FL6, 2.45% (1 Month USD LIBOR + 2.05%, Rate Floor: 2.05%) due 03/15/36◊,8	5,550,000	5,379,961

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 37

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
TOTAL RETURN BOND FUND

	Face Amount~	Value
2021-FL7, 2.45% (1 Month USD LIBOR + 2.05%, Rate Floor: 2.05%) due 12/15/38◊,8	4,875,000	$4,820,210
Cerberus Loan Funding XXXVI, LP
2021-6A, 1.64% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 11/22/33◊,4	16,529,834	16,442,185
KREF
2021-FL2, 2.44% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 02/15/39◊,4	16,600,000	16,053,520
Owl Rock CLO II Ltd.
2021-2A, 1.80% (3 Month USD LIBOR + 1.55%, Rate Floor: 1.55%) due 04/20/33◊,4	15,600,000	15,526,496
Dryden 36 Senior Loan Fund
2020-36A, 2.29% (3 Month USD LIBOR + 2.05%, Rate Floor: 2.05%) due 04/15/29◊,4	15,200,000	15,041,938
Golub Capital Partners CLO 25M Ltd.
2018-25A, 1.70% (3 Month USD LIBOR + 1.38%, Rate Floor: 1.38%) due 05/05/30◊,4	14,537,000	14,406,812
Denali Capital CLO XI Ltd.
2018-1A, 1.38% (3 Month USD LIBOR + 1.13%, Rate Floor: 0.00%) due 10/20/28◊,4	14,411,578	14,392,605
Octagon Investment Partners 49 Ltd.
2021-5A, 1.79% (3 Month USD LIBOR + 1.55%, Rate Floor: 1.55%) due 01/15/33◊,4	12,800,000	12,659,612
Greystone Commercial Real Estate Notes
2021-FL3, 2.40% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 07/15/39◊,8	12,000,000	11,638,828
Neuberger Berman CLO XVI-S Ltd.
2021-16SA, 1.64% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 04/15/34◊,4	10,200,000	10,005,022
Lake Shore MM CLO III LLC
2021-2A, 1.72% (3 Month USD LIBOR + 1.48%, Rate Floor: 1.48%) due 10/17/31◊,4	10,000,000	9,921,166
Golub Capital Partners CLO 54M, LP
2021-54A, 1.85% (3 Month USD LIBOR + 1.53%, Rate Floor: 1.53%) due 08/05/33◊,4	10,000,000	9,921,018
Shackleton CLO Ltd.
2017-8A, 1.55% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 10/20/27◊,4	5,510,000	5,454,900

38 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
TOTAL RETURN BOND FUND

	Face Amount~	Value
2017-8A, 1.17% (3 Month USD LIBOR + 0.92%, Rate Floor: 0.00%) due 10/20/27◊,4	3,724,805	$3,707,871
Treman Park CLO Ltd.
2015-1A, due 10/20/28[4,11]	13,600,000	8,962,416
Neuberger Berman Loan Advisers CLO 47 Ltd.
2022-47A, 1.97% (3 Month Term SOFR + 1.80%, Rate Floor: 1.80%) due 04/14/35◊,4	9,000,000	8,912,813
Telos CLO Ltd.
2017-6A, 1.99% (3 Month USD LIBOR + 1.75%, Rate Floor: 0.00%) due 01/17/27◊,4	8,738,368	8,738,278
Boyce Park CLO Ltd.
2022-1A, 2.37% (3 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 04/21/35◊,4	8,800,000	8,690,787
Dryden 37 Senior Loan Fund
2015-37A, due 01/15/31[4,11]	10,000,000	8,209,444
ACRE Commercial Mortgage Ltd.
2021-FL4, 1.87% (1 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 12/18/37◊,8	3,100,000	3,049,737
2021-FL4, 1.89% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 12/18/37◊,8	3,100,000	3,038,604
HGI CRE CLO Ltd.
2021-FL2, 1.93% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 09/17/36◊,8	5,000,000	4,864,500
2021-FL2, 2.23% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 09/17/36◊,8	1,000,000	983,160
Owl Rock CLO I Ltd.
2019-1A, 2.28% (3 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 05/20/31◊,4	5,650,000	5,652,857
GoldenTree Loan Opportunities IX Ltd.
2018-9A, 1.41% (3 Month USD LIBOR + 1.11%, Rate Floor: 1.11%) due 10/29/29◊,4	5,016,093	4,996,862
VOYA CLO
2021-2A, 2.39% (3 Month USD LIBOR + 2.15%, Rate Floor: 2.15%) due 06/07/30◊,4	4,950,000	4,893,005
Atlas Senior Loan Fund III Ltd.
2017-1A, 1.77% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 11/17/27◊,4	4,300,000	4,254,441
Northwoods Capital XII-B Ltd.
2018-12BA, 2.68% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 06/15/31◊,4	4,000,000	3,969,339

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 39

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
TOTAL RETURN BOND FUND

	Face Amount~	Value
BRSP Ltd.
2021-FL1, 3.15% (1 Month USD LIBOR + 2.70%, Rate Floor: 2.70%) due 08/19/38◊,8	3,800,000	$3,765,274
MF1 Multifamily Housing Mortgage Loan Trust
2021-FL6, 3.02% (1 Month USD LIBOR + 2.55%, Rate Floor: 2.55%) due 07/16/36◊,8	3,800,000	3,739,565
Carlyle Global Market Strategies CLO Ltd.
2012-3A, due 01/14/32[4,11]	8,920,000	3,624,196
TRTX Issuer Ltd.
2019-FL3, 1.32% (30 Day Average SOFR + 1.26%, Rate Floor: 1.15%) due 10/15/34◊,8	1,934,453	1,914,878
2019-FL3, 1.92% (30 Day Average SOFR + 1.86%, Rate Floor: 1.75%) due 10/15/34◊,8	1,500,000	1,491,530
Allegro CLO VII Ltd.
2018-1A, 2.14% (3 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 06/13/31◊,4	2,500,000	2,450,000
TICP CLO III-2 Ltd.
2018-3R, 1.09% (3 Month USD LIBOR + 0.84%, Rate Floor: 0.84%) due 04/20/28◊,4	2,383,358	2,370,627
Halcyon Loan Advisors Funding Ltd.
2017-3A, 1.14% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.00%) due 10/18/27◊,4	2,355,275	2,354,418
Newfleet CLO Ltd.
2018-1A, 1.20% (3 Month USD LIBOR + 0.95%, Rate Floor: 0.00%) due 04/20/28◊,4	1,337,756	1,334,109
KVK CLO Ltd.
2017-1A, 1.14% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.00%) due 01/14/28◊,4	905,465	904,840
Oaktree CLO Ltd.
2017-1A, 1.12% (3 Month USD LIBOR + 0.87%) due 10/20/27◊,4	781,416	780,202
Venture XIII CLO Ltd.
2013-13A, due 09/10/29[4,11]	3,700,000	508,750
Great Lakes CLO Ltd.
2014-1A, due 10/15/29[4,11]	461,538	291,178
Atlas Senior Loan Fund IX Ltd.
2018-9A, due 04/20/28[4,11]	1,200,000	161,640
Babson CLO Ltd.
2014-IA, due 07/20/25[4,11]	1,300,000	130,520
Avery Point II CLO Ltd.
2013-3X COM, due 01/18/25[11]	2,269,464	44,935
OHA Credit Partners IX Ltd.
2013-9A, due 10/20/25[4,11]	1,808,219	2,025

40 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
TOTAL RETURN BOND FUND

	Face Amount~	Value
Copper River CLO Ltd.
2007-1A, due 01/20/21[8,11]	1,500,000	$300
Total Collateralized Loan Obligations		3,450,241,078

Financial - 2.1%
HV Eight LLC
2.75% (3 Month EURIBOR + 2.75%, Rate Floor: 2.75%) due 12/28/25◊,†††	EUR 107,000,000	118,224,124
Strategic Partners Fund VIII LP
3.45% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/10/25◊,†††	51,900,000	51,873,386
2.95% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 03/10/25◊,†††	21,900,000	21,887,166
Madison Avenue Secured Funding Trust Series
2021-1, 1.96% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 01/17/23◊,†††,4	70,150,000	70,150,000
Station Place Securitization Trust
2021-SP1, 1.93% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 08/17/22◊,†††,4	42,600,000	42,600,000
HarbourVest Structured Solutions IV Holdings, LP
2.58% (3 Month USD LIBOR + 2.45%, Rate Floor: 2.45%) due 09/15/26◊,†††	19,956,425	19,953,930
2.45% (3 Month EURIBOR + 2.45%, Rate Floor: 2.45%) due 09/15/26◊,†††	EUR 11,100,000	12,263,608
Project Onyx
2.50% (90 Day Average SOFR + 2.30%, Rate Floor: 2.30%) due 01/26/27◊,†††	31,000,000	30,899,648
KKR Core Holding Company LLC
4.00% due 08/12/31†††	32,280,813	30,555,664
Oxford Finance Funding
2020-1A, 3.10% due 02/15/28[4]	22,718,910	22,739,905
Ceamer Finance LLC
3.69% due 03/22/31†††	23,175,174	21,509,795
Aesf Vi Verdi, LP
2.15% (3 Month EURIBOR + 2.15%, Rate Floor: 2.15%) due 11/25/24◊,†††	EUR 10,104,427	11,166,302
2.37% (3 Month USD LIBOR + 2.15%, Rate Floor: 2.15%) due 11/25/24◊,†††	9,996,267	9,999,912
Nassau LLC
2019-1, 3.98% due 08/15/34[4]	15,238,043	14,970,525
Lightning A
5.50% due 03/01/37†††	12,694,000	12,694,000
Thunderbird A
5.50% due 03/01/37†††	11,540,000	11,540,000
Lam Trade Finance Group LLC
2.50% due 09/29/22†††	11,000,000	10,973,460

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 41

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
TOTAL RETURN BOND FUND

	Face Amount~	Value
Industrial DPR Funding Ltd.
2016-1A, 5.24% due 04/15/26[4]	2,599,543	$2,660,861
Total Financial		516,662,286

Transport-Aircraft - 2.0%
AASET Trust
2021-1A, 2.95% due 11/16/41[4]	75,652,221	62,559,167
2020-1A, 3.35% due 01/16/40[4]	25,761,157	22,653,293
2021-2A, 2.80% due 01/15/47[4]	24,240,607	22,299,126
2019-1, 3.84% due 05/15/39[4]	11,427,407	7,324,109
2017-1A, 3.97% due 05/16/42[4]	6,413,951	5,415,521
2019-2, 3.38% due 10/16/39[4]	2,123,515	1,685,153
Castlelake Aircraft Structured Trust
2021-1A, 3.47% due 01/15/46[4]	63,802,082	59,039,295
Navigator Aircraft ABS Ltd.
2021-1, 2.77% due 11/15/46[4]	47,435,731	43,683,119
AASET US Ltd.
2018-2A, 4.45% due 11/18/38[4]	43,561,312	37,565,311
Lunar Structured Aircraft Portfolio Notes
2021-1, 2.64% due 10/15/46[4]	38,224,517	35,007,289
Sprite Ltd.
2021-1, 3.75% due 11/15/46[4]	36,654,660	33,768,428
KDAC Aviation Finance Ltd.
2017-1A, 4.21% due 12/15/42[4]	30,771,989	26,936,495
Sapphire Aviation Finance II Ltd.
2020-1A, 3.23% due 03/15/40[4]	29,829,981	26,901,948
Sapphire Aviation Finance I Ltd.
2018-1A, 4.25% due 03/15/40[4]	28,644,612	24,553,078
MAPS Ltd.
2018-1A, 4.21% due 05/15/43[4]	19,909,064	18,616,484
WAVE LLC
2019-1, 3.60% due 09/15/44[4]	20,358,794	17,949,143
Castlelake Aircraft Securitization Trust
2018-1, 4.13% due 06/15/43[4]	17,601,050	16,233,501
2016-1, 4.45% due 08/15/41	205,701	197,505
Falcon Aerospace Ltd.
2019-1, 3.60% due 09/15/39[4]	12,402,520	11,183,333
2017-1, 4.58% due 02/15/42[4]	5,073,311	4,911,003
Raspro Trust
2005-1A, 1.18% (3 Month USD LIBOR + 0.93%, Rate Floor: 0.93%) due 03/23/24◊,4	6,212,574	6,183,216
Slam Ltd.
2021-1A, 3.42% due 06/15/46[4]	1,429,650	1,315,259
Stripes Aircraft Ltd.
2013-1 A1, 3.95% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 03/20/23◊,†††	317,788	309,979

42 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
TOTAL RETURN BOND FUND

	Face Amount~	Value
Airplanes Pass Through Trust
2001-1A, due 03/15/19◊,†††,9	409,604	$4
Total Transport-Aircraft		486,290,759

Whole Business - 1.3%
Arbys Funding LLC
2020-1A, 3.24% due 07/30/50[4]	96,086,750	91,653,499
SERVPRO Master Issuer LLC
2021-1A, 2.39% due 04/25/51[4]	30,072,750	27,041,778
2022-1A, 3.13% due 01/25/52[4]	23,500,000	21,823,157
Taco Bell Funding LLC
2021-1A, 2.29% due 08/25/51[4]	23,511,075	20,963,415
2016-1A, 4.97% due 05/25/46[4]	14,620,875	14,866,915
ServiceMaster Funding LLC
2020-1, 3.34% due 01/30/51[4]	29,007,000	26,229,377
2020-1, 2.84% due 01/30/51[4]	9,702,000	8,784,909
Wingstop Funding LLC
2020-1A, 2.84% due 12/05/50[4]	25,372,500	23,532,385
2022-1A, 3.73% due 03/05/52[4]	10,300,000	9,862,012
Domino’s Pizza Master Issuer LLC
2017-1A, 4.12% due 07/25/47[4]	10,320,000	10,233,993
2021-1A, 3.15% due 04/25/51[4]	9,261,018	8,448,400
Wendy’s Funding LLC
2019-1A, 3.78% due 06/15/49[4]	12,413,775	12,255,661
2019-1A, 4.08% due 06/15/49[4]	1,536,813	1,532,807
DB Master Finance LLC
2019-1A, 4.35% due 05/20/49[4]	7,695,675	7,688,680
2021-1A, 2.79% due 11/20/51[4]	6,733,125	6,031,015
Sonic Capital LLC
2021-1A, 2.64% due 08/20/51[4]	11,530,060	9,800,874
Applebee’s Funding LLC / IHOP Funding LLC
2019-1A, 4.19% due 06/05/49[4]	3,356,100	3,330,557
Total Whole Business		304,079,434

Collateralized Debt Obligations - 0.9%
Anchorage Credit Funding 4 Ltd.
2021-4A, 2.72% due 04/27/39[4]	108,450,001	105,695,652
2021-4A, 3.12% due 04/27/39[4]	16,250,000	15,913,313
Anchorage Credit Funding 3 Ltd.
2021-3A, 2.87% due 01/28/39[4]	54,000,000	51,257,869
Anchorage Credit Funding Ltd.
2021-13A, 2.88% due 07/27/39[4]	32,850,000	32,220,640
2021-13A, 3.23% due 07/27/39[8]	6,345,000	6,246,403
2021-13A, 3.65% due 07/27/39[8]	1,950,000	1,908,717
Total Collateralized Debt Obligations		213,242,594

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 43

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
TOTAL RETURN BOND FUND

	Face Amount~	Value
Net Lease - 0.7%
STORE Master Funding I-VII
2016-1A, 3.96% due 10/20/46[4]	27,943,348	$27,484,845
2016-1A, 4.32% due 10/20/46[4]	11,327,857	11,198,995
Capital Automotive REIT
2020-1A, 3.48% due 02/15/50[4]	22,157,943	21,505,221
2021-1A, 2.76% due 08/15/51[4]	6,600,000	6,029,631
CARS-DB4, LP
2020-1A, 3.81% due 02/15/50[4]	19,990,556	19,797,987
2020-1A, 3.25% due 02/15/50[4]	3,425,410	3,328,531
CMFT Net Lease Master Issuer LLC
2021-1, 2.91% due 07/20/51[4]	10,050,000	9,273,123
2021-1, 3.04% due 07/20/51[4]	5,050,000	4,582,698
2021-1, 3.44% due 07/20/51[4]	3,215,000	2,935,590
2021-1, 2.51% due 07/20/51[4]	3,000,000	2,754,764
Oak Street Investment Grade Net Lease Fund Series
2020-1A, 2.26% due 11/20/50[4]	15,000,000	14,009,912
CF Hippolyta LLC
2020-1, 2.28% due 07/15/60[4]	10,125,538	9,549,376
2020-1, 2.60% due 07/15/60[4]	4,413,814	4,059,144
STORE Master Funding I LLC
2015-1A, 4.17% due 04/20/45[4]	9,604,930	9,437,083
New Economy Assets Phase 1 Sponsor LLC
2021-1, 2.41% due 10/20/61[4]	10,000,000	9,434,337
STORE Master Funding LLC
2014-1A, 5.00% due 04/20/44[4]	4,323,750	4,329,427
2021-1A, 3.70% due 06/20/51[4]	3,569,564	3,427,677
Capital Automotive LLC
2017-1A, 4.18% due 04/15/47[4]	270,632	270,755
Total Net Lease		163,409,096

Single Family Residence - 0.3%
Home Partners of America Trust
2021-2, 2.65% due 12/17/26[4]	47,923,306	43,811,596
2021-3, 2.80% due 01/17/41[4]	16,520,994	15,493,206
FirstKey Homes Trust
2021-SFR1, 2.19% due 08/17/38[4]	8,174,000	7,421,344
Tricon Residential Trust
2021-SFR1, 2.59% due 07/17/38[4]	7,000,000	6,456,187
Total Single Family Residence		73,182,333

Transport-Container - 0.3%
Textainer Marine Containers VII Ltd.
2020-1A, 2.73% due 08/21/45[4]	57,550,861	55,750,445
MC Ltd.
2021-1, 2.63% due 11/05/35[4]	11,795,014	11,087,384
Total Transport-Container		66,837,829

Infrastructure - 0.3%
VB-S1 Issuer LLC
2022-1A, 4.29% due 02/15/52[4]	40,900,000	39,836,976

44 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
TOTAL RETURN BOND FUND

	Face Amount~	Value
Secured Tenant Site Contract Revenue Notes Series
2018-1A, 3.97% due 06/15/48[4]	21,347,510	$21,407,397
Hotwire Funding LLC
2021-1, 2.66% due 11/20/51[4]	4,025,000	3,766,987
Total Infrastructure		65,011,360

Diversified Payment Rights - 0.1%
Bib Merchant Voucher Receivables Ltd.
4.18% due 04/07/28†††	20,679,419	20,077,726
CCR Incorporated MT100 Payment Rights Master Trust
2012-CA, 4.75% due 07/10/22[4]	45,238	45,420
Total Diversified Payment Rights		20,123,146

Insurance - 0.0%
JGWPT XXIII LLC
2011-1A, 4.70% due 10/15/56[4]	2,603,698	2,751,974
JGWPT XXV LLC
2012-1A, 4.21% due 02/16/65[4]	2,137,228	2,230,358
JGWPT XXIV LLC
2011-2A, 4.94% due 09/15/56[4]	1,861,141	2,020,181
JGWPT XXXI LLC
2014-1A, 3.96% due 03/15/63[4]	1,035,027	1,061,055
321 Henderson Receivables VI LLC
2010-1A, 5.56% due 07/15/59[4]	938,759	975,630
JG Wentworth XXXV LLC
2015-2A, 3.87% due 03/15/58[4]	35,486	36,431
Total Insurance		9,075,629

Total Asset-Backed Securities
(Cost $5,508,243,284)		5,368,155,544
U.S. GOVERNMENT SECURITIES†† - 12.9%
U.S. Treasury Notes
1.88% due 02/15/32[7]	1,900,000,000	1,824,593,750
2.00% due 04/30/24	9,160,000	9,089,869
2.25% due 08/15/27	3,370,000	3,333,667
0.50% due 05/31/27	2,600,000	2,353,000
1.50% due 10/31/24	2,100,000	2,048,812
1.50% due 01/31/27	2,000,000	1,911,250
2.13% due 05/15/25	880,000	869,275
1.38% due 11/15/31	347,000	318,373
U.S. Treasury Bonds
2.00% due 08/15/51	800,000,000	721,750,000
1.88% due 02/15/51	330,000,000	288,350,390
due 02/15/51[12,13]	310,000,000	153,281,475
1.88% due 11/15/51	100,000,000	87,718,750
2.88% due 08/15/45	2,630,000	2,741,364
2.38% due 11/15/49	2,300,000	2,249,867
1.38% due 08/15/50	2,450,000	1,885,734
2.75% due 11/15/42	700,000	710,883
Total U.S. Government Securities
(Cost $3,277,701,085)		3,103,206,459

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 12.5%
Residential Mortgage-Backed Securities - 7.7%
CSMC Trust
2020-RPL5, 3.02% (WAC) due 08/25/60◊,4	81,548,848	79,897,802
2021-RPL7, 1.93% (WAC) due 07/27/61◊,4	70,085,664	66,372,673
2021-RPL4, 1.80% (WAC) due 12/27/60◊,4	46,015,603	43,798,447
2021-RPL1, 1.67% (WAC) due 09/27/60◊,4	32,433,777	31,166,699
BRAVO Residential Funding Trust
2022-R1, 3.13% due 01/29/70[4,14]	83,471,833	78,934,112
2021-C, 1.62% due 03/01/61[4,14]	73,447,060	69,214,512

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 45

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
TOTAL RETURN BOND FUND

	Face Amount~	Value
2021-HE1, 1.60% (30 Day Average SOFR + 1.50%, Rate Floor: 0.00%) due 01/25/70◊,4	7,500,000	$7,446,142
PRPM LLC
2021-5, 1.79% due 06/25/26[4,14]	71,002,776	67,293,363
2021-8, 1.74% (WAC) due 09/25/26◊,4	41,253,202	39,093,110
2022-1, 3.72% due 02/25/27[4,14]	10,000,000	9,822,921
FKRT
2.21% due 11/30/58†††,8	117,200,000	112,863,560
Legacy Mortgage Asset Trust
2021-GS2, 1.75% due 04/25/61[4,14]	45,725,503	43,594,196
2021-GS3, 1.75% due 07/25/61[4,14]	40,265,816	38,327,870
2021-GS5, 2.25% due 07/25/67[4,14]	26,524,133	25,262,460
Towd Point Revolving Trust
4.83% due 09/25/64[8]	81,500,000	81,567,567
Morgan Stanley ABS Capital I Incorporated Trust
2006-NC5, 0.61% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 10/25/36◊	27,286,773	16,523,598
2007-HE5, 0.80% (1 Month USD LIBOR + 0.34%, Rate Floor: 0.34%) due 03/25/37◊	28,821,298	14,785,810
2006-HE6, 0.94% (1 Month USD LIBOR + 0.48%, Rate Floor: 0.48%) due 09/25/36◊	24,264,885	10,881,629
2006-HE5, 0.74% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 08/25/36◊	14,240,616	8,558,301
2006-HE4, 0.94% (1 Month USD LIBOR + 0.48%, Rate Floor: 0.48%) due 06/25/36◊	8,928,835	5,441,087
2006-HE5, 0.96% (1 Month USD LIBOR + 0.25%, Rate Floor: 0.25%) due 08/25/36◊	8,532,871	5,108,492
2007-HE2, 0.59% (1 Month USD LIBOR + 0.13%, Rate Floor: 0.13%) due 01/25/37◊	8,732,459	4,901,265
2007-HE3, 0.57% (1 Month USD LIBOR + 0.11%, Rate Floor: 0.11%) due 12/25/36◊	6,027,741	3,716,994
2007-HE6, 0.52% (1 Month USD LIBOR + 0.06%, Rate Floor: 0.06%) due 05/25/37◊	2,736,252	2,496,462
2007-NC3, 0.65% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 05/25/37◊	2,254,062	1,901,006
2007-HE3, 0.59% (1 Month USD LIBOR + 0.13%, Rate Floor: 0.13%) due 12/25/36◊,4	2,195,647	1,542,418
2006-HE6, 0.76% (1 Month USD LIBOR + 0.30%, Rate Floor: 0.30%) due 09/25/36◊	3,075,830	1,359,391

46 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
TOTAL RETURN BOND FUND

	Face Amount~	Value
LSTAR Securities Investment Ltd.
2021-1, 2.03% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 02/01/26◊,8	43,859,265	$43,498,873
2021-2, 1.93% (1 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 03/02/26◊,8	28,678,838	28,473,282
OSAT Trust
2021-RPL1, 2.12% due 05/25/65[4,14]	68,825,936	65,854,129
ZH Trust
2021-2, 2.35% due 10/17/27[4]	45,250,000	44,441,749
2021-1, 2.25% due 02/18/27[4]	17,750,000	17,427,628
Home Equity Loan Trust
2007-FRE1, 0.65% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 04/25/37◊	61,898,330	59,188,904
JP Morgan Mortgage Acquisition Trust
2006-WMC4, 0.59% (1 Month USD LIBOR + 0.13%, Rate Floor: 0.13%) due 12/25/36◊	67,648,543	48,607,014
2006-WMC4, 0.58% (1 Month USD LIBOR + 0.12%, Rate Floor: 0.12%) due 12/25/36◊	12,470,700	7,533,333
2006-WMC3, 0.94% (1 Month USD LIBOR + 0.48%, Rate Floor: 0.48%) due 08/25/36◊	2,000,818	1,593,675
Soundview Home Loan Trust
2006-OPT5, 0.60% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 07/25/36◊	41,254,030	40,364,131
GSAMP Trust
2007-NC1, 0.59% (1 Month USD LIBOR + 0.13%, Rate Floor: 0.13%) due 12/25/46◊	27,408,635	17,453,791
2006-HE8, 0.69% (1 Month USD LIBOR + 0.23%, Rate Floor: 0.23%) due 01/25/37◊	10,107,000	9,266,876
2006-NC2, 0.76% (1 Month USD LIBOR + 0.30%, Rate Floor: 0.30%) due 06/25/36◊	6,882,972	4,730,417
2007-NC1, 0.61% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 12/25/46◊	6,115,267	3,678,727
Alternative Loan Trust
2007-OA4, 0.80% (1 Month USD LIBOR + 0.34%, Rate Floor: 0.34%) due 05/25/47◊	18,316,402	17,234,870
2007-OH3, 1.04% (1 Month USD LIBOR + 0.58%, Rate Cap/Floor: 10.00%/0.58%) due 09/25/47◊	7,079,178	6,653,623
2006-43CB, 6.00% (1 Month USD LIBOR + 0.50%, Rate Cap/Floor: 6.00%/6.00%) due 02/25/37◊	6,504,406	4,614,443

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 47

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
TOTAL RETURN BOND FUND

	Face Amount~	Value
2007-OA7, 0.64% (1 Month USD LIBOR + 0.36%, Rate Floor: 0.36%) due 05/25/47◊	2,760,893	$2,510,785
2007-OH3, 0.90% (1 Month USD LIBOR + 0.44%, Rate Cap/Floor: 10.00%/0.44%) due 09/25/47◊	703,696	657,067
NovaStar Mortgage Funding Trust Series
2007-2, 0.66% (1 Month USD LIBOR + 0.20%, Rate Cap/Floor: 11.00%/0.20%) due 09/25/37◊	28,831,405	28,125,612
2007-1, 0.59% (1 Month USD LIBOR + 0.13%, Rate Cap/Floor: 11.00%/0.13%) due 03/25/37◊	3,142,129	2,345,946
Imperial Fund Mortgage Trust
2022-NQM2, 4.02% (WAC) due 03/25/67◊,4	14,477,000	14,293,908
2022-NQM2, 4.20% (WAC) due 03/25/67◊,4	14,231,000	14,044,742
Structured Asset Securities Corporation Mortgage Loan Trust
2008-BC4, 1.09% (1 Month USD LIBOR + 0.63%, Rate Floor: 0.63%) due 11/25/37◊	24,693,815	24,408,029
2006-BC4, 0.80% (1 Month USD LIBOR + 0.34%, Rate Floor: 0.34%) due 12/25/36◊	2,703,458	2,655,059
2006-BC6, 0.63% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 01/25/37◊	222,728	220,647
2006-OPT1, 0.72% (1 Month USD LIBOR + 0.26%, Rate Floor: 0.26%) due 04/25/36◊	41,562	41,405
Citigroup Mortgage Loan Trust, Inc.
2007-AMC1, 0.62% (1 Month USD LIBOR + 0.16%, Rate Floor: 0.16%) due 12/25/36◊,4	23,318,825	15,096,575
2007-AMC3, 0.64% (1 Month USD LIBOR + 0.18%, Rate Floor: 0.18%) due 03/25/37◊	6,859,643	6,249,954
2006-WF1, 5.07% due 03/25/36	8,513,207	5,166,847
ACE Securities Corporation Home Equity Loan Trust Series
2006-NC1, 1.07% (1 Month USD LIBOR + 0.62%, Rate Floor: 0.62%) due 12/25/35◊	16,761,000	16,287,259
2007-ASP1, 0.66% (1 Month USD LIBOR + 0.20%, Rate Floor: 0.20%) due 03/25/37◊	8,627,714	4,876,523

48 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
TOTAL RETURN BOND FUND

	Face Amount~	Value
2007-WM2, 0.67% (1 Month USD LIBOR + 0.21%, Rate Floor: 0.21%) due 02/25/37◊	6,790,946	$3,629,726
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR9, 0.97% (1 Year CMT Rate + 0.83%, Rate Floor: 0.83%) due 11/25/46◊	10,149,434	9,605,996
2006-AR10, 0.80% (1 Month USD LIBOR + 0.34%, Rate Floor: 0.34%) due 12/25/36◊	9,193,426	8,883,914
2006-AR9, 0.98% (1 Year CMT Rate + 0.84%, Rate Floor: 0.84%) due 11/25/46◊	4,231,112	3,664,676
2006-7, 4.12% due 09/25/36	5,488,348	2,039,493
2006-8, 4.19% due 10/25/36	364,097	165,426
IXIS Real Estate Capital Trust
2007-HE1, 0.57% (1 Month USD LIBOR + 0.11%, Rate Floor: 0.11%) due 05/25/37◊	33,855,539	10,267,728
2006-HE1, 1.06% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 03/25/36◊	12,432,668	7,629,879
2007-HE1, 0.69% (1 Month USD LIBOR + 0.23%, Rate Floor: 0.23%) due 05/25/37◊	6,425,297	1,974,895
2007-HE1, 0.62% (1 Month USD LIBOR + 0.16%, Rate Floor: 0.16%) due 05/25/37◊	6,034,526	1,840,589
2007-HE1, 0.52% (1 Month USD LIBOR + 0.06%, Rate Floor: 0.06%) due 05/25/37◊	5,020,447	1,513,905
American Home Mortgage Investment Trust
2007-1, 2.08% due 05/25/47[10]	136,830,121	21,467,620
Starwood Mortgage Residential Trust
2020-1, 2.56% (WAC) due 02/25/50◊,4	12,023,568	11,760,925
2020-1, 2.41% (WAC) due 02/25/50◊,4	9,248,898	9,044,913
Credit Suisse Mortgage Capital Certificates
2021-RPL9, 2.44% (WAC) due 02/25/61◊,4	20,801,302	19,775,999
Merrill Lynch Mortgage Investors Trust Series
2007-HE2, 0.98% (1 Month USD LIBOR + 0.52%, Rate Floor: 0.52%) due 02/25/37◊	33,408,568	12,925,224
2006-HE6, 0.74% (1 Month USD LIBOR + 0.28%, Rate Floor: 0.28%) due 11/25/37◊	9,042,368	5,817,205
SPS Servicer Advance Receivables Trust
2020-T2, 1.83% due 11/15/55[4]	20,000,000	18,700,686

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 49

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
TOTAL RETURN BOND FUND

	Face Amount~	Value
Cascade Funding Mortgage Trust
2018-RM2, 4.00% (WAC) due 10/25/68◊,8	10,674,391	$10,690,254
2019-RM3, 2.80% (WAC) due 06/25/69◊,8	7,888,676	7,751,004
Lehman XS Trust Series
2007-4N, 0.66% (1 Month USD LIBOR + 0.20%, Rate Floor: 0.20%) due 03/25/47◊	9,385,550	9,455,206
2007-2N, 0.82% (1 Month USD LIBOR + 0.18%, Rate Floor: 0.18%) due 02/25/37◊	5,446,075	5,377,726
2007-15N, 0.71% (1 Month USD LIBOR + 0.25%, Rate Floor: 0.00%) due 08/25/37◊	1,759,660	1,699,996
2006-10N, 0.88% (1 Month USD LIBOR + 0.42%, Rate Floor: 0.42%) due 07/25/46◊	349,302	354,346
RALI Series Trust
2007-QO4, 0.84% (1 Month USD LIBOR + 0.38%, Rate Floor: 0.38%) due 05/25/47◊	4,625,323	4,418,998
2006-QO2, 0.90% (1 Month USD LIBOR + 0.44%, Rate Floor: 0.44%) due 02/25/46◊	16,848,620	4,190,014
2007-QO2, 0.61% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 02/25/47◊	7,788,671	3,425,141
2006-QO2, 1.00% (1 Month USD LIBOR + 0.54%, Rate Floor: 0.54%) due 02/25/46◊	5,463,923	1,399,235
2006-QO6, 0.82% (1 Month USD LIBOR + 0.36%, Rate Floor: 0.36%) due 06/25/46◊	4,776,900	1,277,646
2007-QO3, 0.78% (1 Month USD LIBOR + 0.32%, Rate Floor: 0.32%) due 03/25/47◊	928,697	873,250
Ameriquest Mortgage Securities Trust
2006-M3, 0.62% (1 Month USD LIBOR + 0.16%, Rate Floor: 0.16%) due 10/25/36◊	28,265,165	10,876,218
2006-M3, 0.56% (1 Month USD LIBOR + 0.10%, Rate Floor: 0.10%) due 10/25/36◊	11,873,268	4,543,048
First NLC Trust
2005-4, 1.24% (1 Month USD LIBOR + 0.78%, Rate Cap/Floor: 14.00%/0.78%) due 02/25/36◊	11,924,116	11,774,768
2005-1, 0.92% (1 Month USD LIBOR + 0.46%, Rate Cap/Floor: 14.00%/0.46%) due 05/25/35◊	2,440,017	2,293,096

50 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
TOTAL RETURN BOND FUND

	Face Amount~	Value
Bear Stearns Asset Backed Securities I Trust
2006-HE9, 0.60% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.28%) due 11/25/36◊	13,552,725	$13,265,450
ABFC Trust
2007-WMC1, 1.71% (1 Month USD LIBOR + 1.25%, Rate Floor: 1.25%) due 06/25/37◊	16,683,422	13,246,999
Master Asset Backed Securities Trust
2006-WMC4, 0.61% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 10/25/36◊	11,107,028	4,366,979
2006-NC2, 0.94% (1 Month USD LIBOR + 0.48%, Rate Floor: 0.48%) due 08/25/36◊	8,179,080	3,932,130
2006-WMC3, 0.62% (1 Month USD LIBOR + 0.16%, Rate Floor: 0.16%) due 08/25/36◊	5,915,604	2,484,669
2007-WMC1, 0.62% (1 Month USD LIBOR + 0.16%, Rate Floor: 0.16%) due 01/25/37◊	6,133,597	2,188,948
Securitized Asset Backed Receivables LLC Trust
2006-WM4, 0.62% (1 Month USD LIBOR + 0.16%, Rate Floor: 0.16%) due 11/25/36◊	31,203,182	11,154,576
2006-HE2, 0.61% (1 Month USD LIBOR + 0.30%, Rate Floor: 0.30%) due 07/25/36◊	3,480,306	1,787,168
HarborView Mortgage Loan Trust
2006-14, 0.60% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 01/25/47◊	7,359,949	6,817,765
2006-12, 0.64% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 01/19/38◊	5,716,869	5,408,976
Fremont Home Loan Trust
2006-E, 0.58% (1 Month USD LIBOR + 0.12%, Rate Floor: 0.12%) due 01/25/37◊	12,679,129	6,856,344
2006-D, 0.61% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 11/25/36◊	10,961,508	4,915,318
First Franklin Mortgage Loan Trust
2006-FF16, 0.74% (1 Month USD LIBOR + 0.28%, Rate Floor: 0.28%) due 12/25/36◊	21,702,094	11,424,885
Merrill Lynch Alternative Note Asset Trust Series
2007-A1, 0.92% (1 Month USD LIBOR + 0.46%, Rate Floor: 0.46%) due 01/25/37◊	20,244,570	8,097,042

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 51

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
TOTAL RETURN BOND FUND

	Face Amount~	Value
2007-A1, 0.76% (1 Month USD LIBOR + 0.30%, Rate Floor: 0.30%) due 01/25/37◊	7,677,079	$3,034,458
Asset-Backed Securities Corporation Home Equity Loan Trust Series AEG
2006-HE1, 1.06% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 01/25/36◊	10,072,000	9,889,088
Argent Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-W4, 1.22% (1 Month USD LIBOR + 0.76%, Rate Floor: 0.76%) due 02/25/36◊	10,505,257	9,455,660
Long Beach Mortgage Loan Trust
2006-8, 0.78% (1 Month USD LIBOR + 0.32%, Rate Floor: 0.32%) due 09/25/36◊	15,281,923	5,449,590
2006-6, 0.96% (1 Month USD LIBOR + 0.50%, Rate Floor: 0.50%) due 07/25/36◊	4,753,914	2,294,185
2006-8, 0.64% (1 Month USD LIBOR + 0.18%, Rate Floor: 0.18%) due 09/25/36◊	4,078,460	1,443,364
Credit-Based Asset Servicing and Securitization LLC
2006-CB2, 0.84% (1 Month USD LIBOR + 0.38%, Rate Floor: 0.38%) due 12/25/36◊	9,274,183	9,044,138
WaMu Asset-Backed Certificates WaMu Series
2007-HE4, 0.63% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 07/25/47◊	5,426,434	4,376,107
2007-HE4, 0.71% (1 Month USD LIBOR + 0.25%, Rate Floor: 0.25%) due 07/25/47◊	3,748,751	2,731,756
Deutsche Alt-A Securities Mortgage Loan Trust Series
2006-AR4, 0.72% (1 Month USD LIBOR + 0.26%, Rate Floor: 0.26%) due 12/25/36◊	10,360,966	4,607,623
2007-OA2, 0.91% (1 Year CMT Rate + 0.77%, Rate Floor: 0.77%) due 04/25/47◊	2,331,815	2,279,867
WaMu Mortgage Pass-Through Certificates Series Trust
2007-OA6, 0.95% (1 Year CMT Rate + 0.81%, Rate Floor: 0.81%) due 07/25/47◊	5,186,214	4,585,356

52 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
TOTAL RETURN BOND FUND

	Face Amount~	Value
2006-AR13, 1.02% (1 Year CMT Rate + 0.88%, Rate Floor: 0.88%) due 10/25/46◊	1,593,207	$1,494,347
2006-AR11, 1.06% (1 Year CMT Rate + 0.92%, Rate Floor: 0.92%) due 09/25/46◊	753,244	700,555
COLT Mortgage Loan Trust
2021-2, 2.38% (WAC) due 08/25/66◊,4	7,108,000	6,335,537
Wachovia Asset Securitization Issuance II LLC Trust
2007-HE2A, 0.59% (1 Month USD LIBOR + 0.13%, Rate Floor: 0.13%) due 07/25/37◊,4	3,592,465	3,451,385
2007-HE1, 0.60% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 07/25/37◊,4	2,882,462	2,846,449
Impac Secured Assets CMN Owner Trust
2005-2, 0.96% (1 Month USD LIBOR + 0.50%, Rate Floor: 0.50%) due 03/25/36◊	6,280,435	5,896,541
American Home Mortgage Assets Trust
2006-4, 0.65% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 10/25/46◊	7,465,286	4,576,482
2006-6, 0.65% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 12/25/46◊	1,444,963	1,266,291
GSAA Home Equity Trust
2006-5, 0.82% (1 Month USD LIBOR + 0.36%, Rate Floor: 0.36%) due 03/25/36◊	13,378,444	5,690,339
2007-7, 1.00% (1 Month USD LIBOR + 0.54%, Rate Floor: 0.54%) due 07/25/37◊	76,311	75,626
Option One Mortgage Loan Trust
2007-2, 0.71% (1 Month USD LIBOR + 0.25%, Rate Floor: 0.25%) due 03/25/37◊	5,315,293	3,230,533
2007-5, 0.68% (1 Month USD LIBOR + 0.22%, Rate Floor: 0.22%) due 05/25/37◊	2,308,533	1,668,077
ASG Resecuritization Trust
2010-3, 0.69% (1 Month USD LIBOR + 0.29%, Rate Cap/Floor: 10.50%/0.29%) due 12/28/45◊,4	3,099,852	3,036,758
Morgan Stanley Capital I Incorporated Trust
2006-HE1, 1.04% (1 Month USD LIBOR + 0.58%, Rate Floor: 0.58%) due 01/25/36◊	2,236,091	2,190,506

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 53

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
TOTAL RETURN BOND FUND

	Face Amount~	Value
Residential Mortgage Loan Trust
2020-1, 2.68% (WAC) due 01/26/60◊,4	1,795,641	$1,740,363
Countrywide Asset-Backed Certificates
2005-15, 0.91% (1 Month USD LIBOR + 0.45%, Rate Floor: 0.45%) due 03/25/36◊	1,500,000	1,482,902
Morgan Stanley Resecuritization Trust
2014-R9, 0.32% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 11/26/46◊,4	1,158,197	1,141,548
Structured Asset Investment Loan Trust
2006-3, 0.76% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 06/25/36◊	466,571	457,324
2004-BNC2, 1.66% (1 Month USD LIBOR + 1.20%, Rate Floor: 1.20%) due 12/25/34◊	430,500	429,967
Nomura Resecuritization Trust
2015-4R, 2.27% (1 Month USD LIBOR + 0.43%, Rate Floor: 0.43%) due 03/26/36◊,4	872,371	813,374
2015-4R, 0.78% (1 Month USD LIBOR + 0.39%, Rate Floor: 0.39%) due 12/26/36◊,4	33,254	33,193
Impac Secured Assets Trust
2006-2, 0.63% (1 Month USD LIBOR + 0.34%, Rate Cap/Floor: 11.50%/0.34%) due 08/25/36◊	789,310	717,497
Alliance Bancorp Trust
2007-OA1, 0.94% (1 Month USD LIBOR + 0.48%, Rate Floor: 0.48%) due 07/25/37◊	605,199	559,279
UCFC Manufactured Housing Contract
1997-2, 7.38% due 10/15/28	224,926	222,361
Morgan Stanley Re-REMIC Trust
2010-R5, 2.24% due 06/26/36[4]	148,171	136,433
Irwin Home Equity Loan Trust
2007-1, 6.35% due 08/25/37[4]	2,050	2,039
Total Residential Mortgage-Backed Securities		1,865,910,602

Government Agency - 2.2%
Fannie Mae
3.40% due 02/01/33	25,000,000	24,122,591
2.40% due 03/01/40	27,004,000	23,877,262
3.83% due 05/01/49	19,000,000	20,045,041
2.81% due 09/01/39	20,780,000	19,760,726
4.17% due 02/01/49	16,500,000	18,043,255
2.27% due 10/01/41	16,935,000	14,422,250
4.08% due 04/01/49	12,879,000	13,891,544
3.42% due 09/01/47	12,522,972	12,496,227
due 12/25/43[12,13]	13,855,527	11,745,948

54 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
TOTAL RETURN BOND FUND

	Face Amount~	Value
2.57% due 08/01/51	12,488,537	$11,054,073
2.07% due 10/01/50	13,174,032	11,033,439
4.21% due 10/01/48	9,750,000	10,663,166
2.00% due 09/01/50	11,828,033	9,777,652
3.43% due 03/01/33	8,100,000	8,324,046
2.31% due 10/01/41	9,435,000	8,092,883
1.76% due 08/01/40	9,360,000	7,558,533
2.17% due 03/01/51	8,638,000	7,192,808
2.44% due 10/01/51	8,500,000	7,175,270
3.29% due 03/01/33	6,700,000	6,734,110
4.04% due 08/01/48	6,100,000	6,581,293
3.61% due 04/01/39	6,193,000	6,402,487
3.56% due 02/01/38	6,226,531	6,353,054
2.43% due 12/01/51	7,401,000	6,345,050
2.10% due 07/01/50	7,505,361	6,300,123
2.79% due 01/01/32	6,369,125	6,241,310
2.41% due 12/01/41	7,100,000	6,181,945
2.49% due 12/01/39	6,739,231	6,160,802
3.05% due 03/01/50	6,045,482	5,824,164
due 10/25/43[12,13]	6,843,826	5,813,583
2.94% due 03/01/52	5,850,000	5,448,145
2.51% due 10/01/46	5,741,327	5,281,843
4.07% due 05/01/49	4,707,447	5,071,767
4.27% due 12/01/33	4,512,699	4,959,809
2.52% due 12/01/41	5,333,045	4,828,512
3.16% due 11/01/30	4,810,838	4,740,012
3.71% due 04/01/31	4,200,000	4,397,468
2.17% due 10/01/50	5,188,248	4,382,468
2.99% due 01/01/40	4,429,000	4,284,318
3.76% due 03/01/37	4,000,000	4,227,413
3.37% due 06/01/39	4,067,000	4,082,453
3.50% due 02/01/48	3,867,326	3,894,718
4.24% due 08/01/48	3,400,000	3,597,623
2.54% due 12/01/39	3,717,762	3,509,342
3.92% due 04/01/39	3,198,000	3,475,162
2.34% due 09/01/39	3,659,332	3,205,930
2.42% due 10/01/51	3,473,851	3,031,013
2.36% due 01/01/42	3,500,000	3,021,715
3.94% due 06/01/35	2,600,000	2,783,369
2.96% due 10/01/49	2,853,340	2,687,077
2.50% due 03/01/35	2,604,222	2,577,690
2.62% due 11/01/28	2,600,000	2,560,605
2.86% due 01/01/33	2,524,000	2,502,203
3.26% due 11/01/46	2,390,644	2,331,335
2.69% due 02/01/52	2,496,106	2,254,370
3.51% due 11/01/37	2,150,000	2,228,347
2.92% due 03/01/50	2,363,446	2,212,667
2.51% due 07/01/50	2,383,398	2,135,594
2.62% due 12/01/51	2,344,108	2,088,027
2.93% due 03/01/52	2,100,000	1,964,453
3.17% due 02/01/30	1,750,000	1,782,769
2.68% due 04/01/50	1,926,899	1,752,918
2.77% due 02/01/36	1,742,593	1,698,020
3.46% due 08/01/49	1,677,379	1,681,896
3.50% due 12/01/47	1,585,054	1,606,847
3.08% due 02/01/33	1,300,000	1,308,987
3.74% due 02/01/48	1,246,543	1,290,733
3.27% due 08/01/34	1,257,560	1,261,279
4.05% due 09/01/48	1,151,544	1,236,333
2.32% due 07/01/50	1,374,177	1,183,768
2.25% due 10/01/50	1,267,889	1,118,031
3.13% due 01/01/30	980,384	994,833
3.60% due 10/01/47	926,742	937,822
4.00% due 12/01/38	907,028	936,687
3.96% due 06/01/49	959,163	907,196
2.65% due 12/01/51	996,432	892,982
3.50% due 12/01/46	844,266	854,353
3.18% due 09/01/42	854,369	829,188
4.00% due 08/01/47	801,942	828,835
4.50% due 03/01/48	746,969	776,904
3.63% due 01/01/37	708,888	742,383
4.00% due 01/01/46	683,023	709,727
3.91% due 07/01/49	672,563	706,230
3.50% due 12/01/45	688,909	701,263
2.50% due 01/01/35	649,023	642,411
3.36% due 12/01/39	688,317	642,137
2.75% due 11/01/31	619,542	609,700
3.00% due 07/01/46	560,332	556,958
2.56% due 05/01/39	598,299	555,761
4.50% due 02/01/45	371,867	393,961
4.33% due 09/01/48	332,033	367,339
5.00% due 12/01/44	320,503	342,940
4.22% due 04/01/49	315,000	337,013
5.00% due 05/01/44	253,083	271,063
3.50% due 08/01/43	244,461	249,357
4.50% due 05/01/47	211,870	222,879
2.06% due 09/01/36	140,000	124,314
2.28% due 01/01/51	70,423	60,485

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 55

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
TOTAL RETURN BOND FUND

	Face Amount~	Value
Fannie Mae-Aces
1.46% (WAC) due 03/25/35◊,10	269,761,424	$31,686,150
Freddie Mac Seasoned Credit Risk Transfer Trust
2.00% due 11/25/59	12,950,990	12,162,587
2.00% due 05/25/60	10,440,739	9,778,995
Freddie Mac
3.55% due 10/01/33	4,493,885	4,505,175
3.26% due 09/01/45	2,194,891	2,142,311
4.00% due 01/15/46	1,884,401	1,892,363
1.96% due 05/01/50	1,568,016	1,275,294
1.95% due 05/01/50	1,444,558	1,173,118
3.40% due 04/01/31	976,022	1,004,010
3.50% due 01/01/44	952,679	971,510
4.00% due 02/01/46	736,385	766,921
4.00% due 11/01/45	581,110	605,189
3.00% due 08/01/46	593,458	590,149
4.50% due 06/01/48	315,634	328,882
FARM Mortgage Trust
2.18% (WAC) due 01/25/51◊,4	11,424,639	10,589,104
Fannie Mae
3.01% due 04/01/42†††	1,000,000	964,777
Freddie Mac Multifamily Structured Pass Through Certificates
0.52% (WAC) due 12/25/24◊,10	42,271,876	538,138
FREMF Mortgage Trust
0.13% due 05/25/46[4,10]	683,759,755	411,692
Total Government Agency		525,482,750

Commercial Mortgage Backed Securities - 1.6%
BX Commercial Mortgage Trust
2021-VOLT, 2.40% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 09/15/36◊,4	60,050,000	57,770,010
2021-VOLT, 2.05% (1 Month USD LIBOR + 1.65%, Rate Floor: 1.65%) due 09/15/36◊,4	52,000,000	50,124,828
2022-LP2, 2.01% (1 Month Term SOFR + 1.96%, Rate Floor: 1.96%) due 02/15/39◊,4	6,300,000	6,157,904
2019-XL, 2.40% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 10/15/36◊,4	6,162,500	6,046,257
JP Morgan Chase Commercial Mortgage Securities Trust
2021-NYAH, 2.24% (1 Month USD LIBOR + 1.84%, Rate Floor: 1.84%) due 06/15/38◊,4	14,350,000	13,917,385
2016-JP3, 3.44% (WAC) due 08/15/49◊	10,290,000	9,596,478
2021-NYAH, 2.59% (1 Month USD LIBOR + 2.19%, Rate Floor: 2.19%) due 06/15/38◊,4	8,000,000	7,709,014
2016-JP3, 1.38% (WAC) due 08/15/49◊,10	64,393,015	3,054,174

56 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
TOTAL RETURN BOND FUND

	Face Amount~	Value
SMRT
2022-MINI, 2.25% (1 Month Term SOFR + 1.95%, Rate Floor: 1.95%) due 01/15/24◊,4	32,500,000	$31,909,995
Life Mortgage Trust
2021-BMR, 2.75% (1 Month USD LIBOR + 2.35%, Rate Floor: 2.35%) due 03/15/38◊,4	19,167,918	18,352,191
2021-BMR, 2.15% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 03/15/38◊,4	5,160,593	4,960,360
Citigroup Commercial Mortgage Trust
2019-GC43, 0.63% (WAC) due 11/10/52◊,10	219,082,731	8,435,978
2019-GC41, 1.06% (WAC) due 08/10/56◊,10	104,450,651	5,986,975
2016-C2, 1.74% (WAC) due 08/10/49◊,10	32,963,747	1,937,184
2016-P4, 1.90% (WAC) due 07/10/49◊,10	28,918,527	1,829,947
2016-P5, 1.38% (WAC) due 10/10/49◊,10	25,656,928	1,283,121
2016-GC37, 1.69% (WAC) due 04/10/49◊,10	18,730,343	991,629
2015-GC35, 0.72% (WAC) due 11/10/48◊,10	28,768,010	627,068
2015-GC29, 1.02% (WAC) due 04/10/48◊,10	18,694,334	476,075
2016-C3, 1.03% (WAC) due 11/15/49◊,10	10,325,308	396,998
2013-GC15, 4.37% (WAC) due 09/10/46◊	380,000	386,395
Extended Stay America Trust
2021-ESH, 2.65% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 07/15/38◊,4	12,423,539	12,236,362
2021-ESH, 2.10% (1 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 07/15/38◊,4	6,410,546	6,317,978
Wells Fargo Commercial Mortgage Trust
2017-C38, 1.01% (WAC) due 07/15/50◊,10	69,292,774	2,763,922
2016-BNK1, 1.72% (WAC) due 08/15/49◊,10	35,424,105	2,093,919
2017-RB1, 1.18% (WAC) due 03/15/50◊,10	35,328,078	1,682,782
2016-C35, 1.89% (WAC) due 07/15/48◊,10	23,586,691	1,497,934
2017-C42, 0.87% (WAC) due 12/15/50◊,10	34,714,390	1,448,322
2016-C32, 4.72% (WAC) due 01/15/59◊	1,400,000	1,414,750
2015-NXS4, 0.51% (WAC) due 12/15/48◊,10	38,561,290	1,179,571
2017-RC1, 1.47% (WAC) due 01/15/60◊,10	20,014,423	1,169,435

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 57

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
TOTAL RETURN BOND FUND

	Face Amount~	Value
2016-NXS5, 1.43% (WAC) due 01/15/59◊,10	23,173,314	$982,368
2015-P2, 0.95% (WAC) due 12/15/48◊,10	24,485,968	740,985
2015-C30, 0.89% (WAC) due 09/15/58◊,10	29,545,735	738,357
2016-C37, 0.81% (WAC) due 12/15/49◊,10	11,878,850	350,615
2015-NXS1, 1.08% (WAC) due 05/15/48◊,10	8,368,688	214,668
BENCHMARK Mortgage Trust
2020-IG3, 3.13% (WAC) due 09/15/48◊,4	5,232,000	4,545,958
2019-B14, 0.78% (WAC) due 12/15/62◊,10	108,997,057	4,365,637
2018-B2, 0.40% (WAC) due 02/15/51◊,10	130,292,149	2,138,394
2018-B6, 0.41% (WAC) due 10/10/51◊,10	60,775,431	1,120,170
2018-B6, 4.61% (WAC) due 10/10/51◊	750,000	760,780
GS Mortgage Securities Trust
2020-GC45, 0.67% (WAC) due 02/13/53◊,10	153,644,118	6,259,554
2019-GC42, 0.81% (WAC) due 09/01/52◊,10	69,555,846	3,280,782
2017-GS6, 1.02% (WAC) due 05/10/50◊,10	41,790,729	1,864,088
2017-GS6, 3.87% due 05/10/50	521,000	515,378
2015-GC28, 0.98% (WAC) due 02/10/48◊,10	15,394,393	350,935
JPMDB Commercial Mortgage Securities Trust
2017-C7, 0.85% (WAC) due 10/15/50◊,10	131,229,143	4,712,675
2016-C4, 3.64% (WAC) due 12/15/49◊	2,650,000	2,547,581
2016-C4, 0.75% (WAC) due 12/15/49◊,10	82,591,294	2,431,248
2016-C2, 1.55% (WAC) due 06/15/49◊,10	26,217,778	1,130,217
2017-C5, 0.94% (WAC) due 03/15/50◊,10	7,665,495	261,055
COMM Mortgage Trust
2018-COR3, 0.44% (WAC) due 05/10/51◊,10	196,696,994	4,588,587
2015-CR26, 0.92% (WAC) due 10/10/48◊,10	81,405,926	2,110,994
2015-CR24, 0.75% (WAC) due 08/10/48◊,10	44,712,734	936,602
2015-CR23, 0.88% (WAC) due 05/10/48◊,10	39,365,137	851,732
2015-CR27, 0.91% (WAC) due 10/10/48◊,10	26,080,631	707,252
2015-CR23, 3.80% due 05/10/48	700,000	701,098
2013-CR13, 0.74% (WAC) due 11/10/46◊,10	35,273,959	378,602
2014-LC15, 1.06% (WAC) due 04/10/47◊,10	9,240,311	150,104

58 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
TOTAL RETURN BOND FUND

	Face Amount~	Value
GS Mortgage Securities Corporation Trust
2020-UPTN, 3.25% (WAC) due 02/10/37◊,4	5,350,000	$5,012,295
2020-DUNE, 1.75% (1 Month USD LIBOR + 1.35%, Rate Floor: 1.35%) due 12/15/36◊,4	3,750,000	3,715,155
2020-DUNE, 2.30% (1 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 12/15/36◊,4	1,000,000	983,269
DBGS Mortgage Trust
2018-C1, 4.63% (WAC) due 10/15/51◊	7,588,000	7,842,190
KKR Industrial Portfolio Trust
2021-KDIP, 1.95% (1 Month USD LIBOR + 1.55%, Rate Floor: 1.55%) due 12/15/37◊,4	6,562,500	6,389,739
CSAIL Commercial Mortgage Trust
2019-C15, 1.04% (WAC) due 03/15/52◊,10	94,923,925	5,011,841
2015-C1, 0.82% (WAC) due 04/15/50◊,10	49,907,392	896,756
2016-C6, 1.87% (WAC) due 01/15/49◊,10	5,007,168	303,882
BANK
2020-BN25, 0.44% (WAC) due 01/15/63◊,10	140,000,000	4,271,470
2017-BNK6, 0.80% (WAC) due 07/15/60◊,10	41,249,570	1,300,974
2017-BNK4, 1.33% (WAC) due 05/15/50◊,10	11,711,600	604,342
UBS Commercial Mortgage Trust
2017-C2, 1.05% (WAC) due 08/15/50◊,10	49,355,333	2,000,243
2017-C5, 0.98% (WAC) due 11/15/50◊,10	52,743,632	1,924,990
CD Mortgage Trust
2017-CD6, 0.92% (WAC) due 11/13/50◊,10	44,561,169	1,428,751
2016-CD1, 1.37% (WAC) due 08/10/49◊,10	29,833,937	1,359,503
2016-CD2, 0.56% (WAC) due 11/10/49◊,10	30,038,592	623,586
CD Commercial Mortgage Trust
2017-CD4, 1.27% (WAC) due 05/10/50◊,10	31,322,265	1,364,745
2017-CD3, 0.98% (WAC) due 02/10/50◊,10	32,329,825	1,239,458
BBCMS Mortgage Trust
2018-C2, 0.76% (WAC) due 12/15/51◊,10	57,759,519	2,418,610
JPMCC Commercial Mortgage Securities Trust
2017-JP6, 1.13% (WAC) due 07/15/50◊,10	55,862,449	2,068,145
CGMS Commercial Mortgage Trust
2017-B1, 0.81% (WAC) due 08/15/50◊,10	64,639,404	2,050,905

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 59

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
TOTAL RETURN BOND FUND

	Face Amount~	Value
JPMBB Commercial Mortgage Securities Trust
2015-C27, 1.14% (WAC) due 02/15/48◊,10	68,262,716	$1,850,595
2013-C12, 0.44% (WAC) due 07/15/45◊,10	32,755,444	113,707
Morgan Stanley Bank of America Merrill Lynch Trust
2015-C27, 0.87% (WAC) due 12/15/47◊,10	63,183,415	1,495,337
CFCRE Commercial Mortgage Trust
2016-C3, 0.99% (WAC) due 01/10/48◊,10	37,611,537	1,190,860
Banc of America Commercial Mortgage Trust
2017-BNK3, 1.01% (WAC) due 02/15/50◊,10	21,538,400	893,085
DBJPM Mortgage Trust
2017-C6, 0.97% (WAC) due 06/10/50◊,10	22,991,558	758,303
SG Commercial Mortgage Securities Trust
2016-C5, 1.90% (WAC) due 10/10/48◊,10	5,631,741	302,847
Morgan Stanley Capital I Trust
2016-UBS9, 4.76% (WAC) due 03/15/49◊	275,000	267,270
GS Mortgage Securities Corporation II
2013-GC10, 2.94% due 02/10/46	225,000	225,241
WFRBS Commercial Mortgage Trust
2013-C12, 1.09% (WAC) due 03/15/48◊,4,10	5,277,334	35,709
Total Commercial Mortgage Backed Securities		373,435,160

Military Housing - 1.0%
Freddie Mac Military Housing Bonds Resecuritization Trust Certificates
2015-R1, 4.66% (WAC) due 11/25/55◊,4	70,858,555	75,512,346
2015-R1, 4.44% (WAC) due 11/25/52◊,4	21,598,316	22,668,155
2015-R1, 4.32% (WAC) due 10/25/52◊,4	13,467,447	13,731,090
Freddie Mac Military Housing Bonds Resecuritization Trust Certificates
2015-R1, 4.66% (WAC) due 11/25/55◊,†††,4	42,765,752	47,152,553
2015-R1, 0.70% (WAC) due 11/25/55◊,†††,4,10	171,090,695	12,947,731
Capmark Military Housing Trust
2006-RILY, 6.15% due 07/10/51†††,4	12,770,475	13,961,676
2008-AMCW, 6.90% due 07/10/55†††,4	8,179,618	10,826,949
2007-AETC, 5.75% due 02/10/52†††,4	7,268,683	7,671,226
2007-ROBS, 6.06% due 10/10/52†††,4	4,590,888	4,998,822

60 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
TOTAL RETURN BOND FUND

	Face Amount~	Value
2006-RILY, 0.69% (1 Month USD LIBOR + 0.37%, Rate Floor: 0.37%) due 07/10/51◊,†††,4	6,868,812	$4,623,256
2007-AET2, 6.06% due 10/10/52†††,4	3,015,886	3,268,963
GMAC Commercial Mortgage Asset Corp.
2007-HCKM, 6.11% due 08/10/52†††,4	21,795,656	23,733,495
2005-DRUM, 5.47% due 05/10/50†††,4	4,439,072	4,362,515
2002-MEAD, 6.85% due 05/10/37†††,4	3,237,219	3,782,985
2005-BLIS, 5.25% due 07/10/50†††,4	2,500,000	2,578,940
Total Military Housing		251,820,702

Total Collateralized Mortgage Obligations
(Cost $3,177,753,700)		3,016,649,214

SENIOR FLOATING RATE INTERESTS††,◊ - 8.3%
Consumer, Cyclical - 1.7%
MB2 Dental Solutions LLC
7.00% (3 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) due 01/29/27†††	51,950,413	51,114,080
7.16% (3 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) due 01/29/27†††	15,940,531	15,683,910
Verisure Holding AB
3.25% (6 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 03/27/28	EUR 30,010,000	32,392,669
3.25% (6 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 07/20/26	EUR 6,890,000	7,450,303
Packers Holdings LLC
4.00% (3 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 03/09/28	36,302,422	35,712,508
BGIS (BIFM CA Buyer, Inc.)
3.96% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 06/01/26†††	32,550,629	31,980,993
Zephyr Bidco Ltd.
5.47% (1 Month GBP SONIA + 4.75%, Rate Floor: 5.23%) due 07/23/25	GBP 23,950,000	30,662,066
Mavis Tire Express Services TopCo Corp.
4.75% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 05/04/28	28,506,750	28,288,958
CNT Holdings I Corp.
4.25% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 11/08/27	24,007,500	23,852,412
Pacific Bells, LLC
5.00% (1 Month USD LIBOR + 4.50%, Rate Floor: 5.00%) due 11/10/28†††	22,854,062	22,596,954
Flamingo
3.50% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 03/24/28	EUR 18,600,000	20,118,955

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 61

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
TOTAL RETURN BOND FUND

	Face Amount~	Value
PetSmart LLC
4.50% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 02/11/28	20,099,000	$20,015,187
Loire Finco Luxembourg SARL
4.50% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 04/21/27	19,503,738	19,235,561
BCP V Modular Services Holdings IV Ltd.
4.50% (3 Month EURIBOR + 4.50%, Rate Floor: 4.50%) due 10/06/28	EUR 14,800,000	16,131,460
Fertitta Entertainment LLC
4.50% (1 Month USD Term SOFR + 4.00%, Rate Floor: 4.50%) due 01/27/29	14,050,000	13,962,188
New Trojan Parent, Inc.
3.75% ((1 Month USD LIBOR + 3.25%) and (3 Month USD LIBOR + 3.25%), Rate Floor: 3.75%) due 01/06/28	13,944,625	13,473,994
Adevinta ASA
3.00% (3 Month EURIBOR + 3.00%, Rate Floor: 3.00%) due 06/26/28	EUR 11,000,000	12,024,167
Truck Hero, Inc.
4.00% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 01/31/28	8,910,000	8,620,425
PAI Holdco, Inc.
4.25% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 10/28/27	5,111,375	5,053,872
Power Solutions (Panther)
3.71% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 04/30/26	3,931,066	3,877,014
SP PF Buyer LLC
4.96% (1 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 12/22/25	3,356,743	3,184,710
Cast & Crew Payroll LLC
3.96% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 02/09/26	1,219,167	1,209,584
OEConnection LLC
4.46% ((1 Month USD LIBOR + 4.00%) and (Commercial Prime Lending Rate + 3.00%), Rate Floor: 4.00%) due 09/25/26	1,169,943	1,148,978
1011778 BC Unlimited Liability Co.
2.21% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 11/19/26	1,027,967	1,004,622

62 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
TOTAL RETURN BOND FUND

	Face Amount~	Value
Rent-A-Center, Inc.
3.81% (3 Month USD LIBOR + 3.25%, Rate Floor: 3.75%) due 02/17/28	496,250	$485,397
Total Consumer, Cyclical		419,280,967

Industrial - 1.6%
United Airlines, Inc.
4.50% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 04/21/28	40,689,000	40,146,616
American Bath Group LLC
4.25% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 11/23/27	34,001,096	32,986,503
Mileage Plus Holdings LLC
6.25% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 06/21/27	30,500,000	31,605,625
Berry Global, Inc.
2.07% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 07/01/26	24,306,026	23,930,012
IFCO Management GmbH
3.25% (6 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 05/29/26	EUR 19,870,000	21,503,003
SkyMiles IP Ltd.
4.75% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 10/20/27	20,345,893	20,978,446
TransDigm, Inc.
2.71% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 12/09/25	14,726,263	14,468,553
2.71% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 05/30/25	5,768,694	5,658,743
Merlin Buyer, Inc.
4.65% (1 Month USD Term SOFR + 4.00%, Rate Floor: 4.50%) due 12/14/28	20,150,000	19,646,250
Hunter Douglas, Inc.
4.00% (3 Month USD Term SOFR + 3.50%, Rate Floor: 4.00%) due 02/26/29	19,750,000	19,330,313
Icebox Holdco III, Inc.
4.76% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 12/22/28	17,607,143	17,343,036
TK Elevator Midco GmbH
4.02% (6 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 07/30/27	12,690,176	12,555,406
3.63% (1 Month EURIBOR + 3.63%, Rate Floor: 3.63%) due 07/30/27	EUR 3,000,000	3,265,741
AI Convoy Luxembourg SARL
3.50% (6 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 01/18/27	EUR 13,593,008	14,768,953

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 63

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
TOTAL RETURN BOND FUND

	Face Amount~	Value
Air Canada
4.25% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 08/11/28	13,150,000	$13,012,977
Fugue Finance BV
3.25% (3 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 08/30/24	EUR 10,500,000	11,457,978
Service Logic Acquisition, Inc.
4.75% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 10/29/27	11,514,722	11,380,345
Hillman Group, Inc.
3.25% (1 Month USD LIBOR + 2.75%, Rate Floor: 3.25%) due 07/14/28	10,749,374	10,536,644
Filtration Group Corp.
3.50% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 03/31/25	EUR 7,928,042	8,614,958
3.46% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/31/25	1,643,359	1,617,509
CapStone Acquisition Holdings, Inc.
5.75% (1 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 11/12/27	8,706,359	8,691,819
TricorBraun Holdings, Inc.
3.75% (6 Month USD LIBOR + 3.25%, Rate Floor: 3.75%) due 03/03/28	7,495,645	7,296,786
DXP Enterprises, Inc.
5.75% (1 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 12/23/27	5,940,000	5,876,917
YAK MAT (YAK ACCESS LLC)
10.95% (3 Month USD LIBOR + 10.00%, Rate Floor: 10.00%) due 07/10/26	7,240,000	4,627,591
Charter Next Generation, Inc.
4.50% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 12/01/27	4,257,000	4,230,394
Dispatch Terra Acquisition LLC
5.26% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 03/27/28	3,864,444	3,777,494
Berlin Packaging LLC
4.28% ((1 Month USD LIBOR + 3.75%) and (3 Month USD LIBOR + 3.75%), Rate Floor: 4.25%) due 03/13/28	2,892,750	2,862,376
Anchor Packaging LLC
4.46% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 07/20/26	1,943,268	1,904,403
CHI Overhead Doors, Inc.
4.50% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 07/31/25	1,428,250	1,409,683

64 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
TOTAL RETURN BOND FUND

	Face Amount~	Value
Fly Funding II SARL
2.11% (3 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 08/11/25	611,866	$594,580
CPG International LLC
3.25% (3 Month USD LIBOR + 2.50%, Rate Floor: 3.25%) due 05/05/24	508,112	503,285
BWAY Holding Co.
3.48% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 04/03/24	122,429	120,541
API Heat Transfer
12.00% (3 Month USD LIBOR 0.00%) (in-kind rate was 12.00%) due 01/01/24†††,15	50,341	15,102
12.00% (3 Month USD LIBOR 0.00%) (in-kind rate was 12.00%) due 10/02/23†††,15	9,251	6,938
Total Industrial		376,725,520

Financial - 1.5%
Citadel Securities, LP
2.93% (1 Month USD Term SOFR + 2.50%, Rate Floor: 2.50%) due 02/02/28	62,527,500	62,114,193
Jane Street Group LLC
3.21% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 01/26/28	36,952,085	36,374,893
Trans Union LLC
2.75% (3 Month USD LIBOR + 2.25%, Rate Floor: 2.75%) due 12/01/28	29,614,750	29,355,621
USI, Inc.
4.26% (3 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 12/02/26	19,747,761	19,566,674
4.01% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 05/16/24	6,421,931	6,373,638
Nexus Buyer LLC
4.21% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 11/09/26	25,725,637	25,449,086
Higginbotham Insurance Agency, Inc.
6.25% (1 Month USD LIBOR + 5.50%, Rate Floor: 6.25%) due 11/25/26†††	25,318,672	25,024,938
HighTower Holding LLC
4.75% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 04/21/28	22,735,750	22,508,392
Alter Domus
4.50% (3 Month USD SOFR + 3.75%, Rate Floor: 4.50%) due 02/17/28	20,733,325	20,461,304
Orion Advisor Solutions, Inc.
4.50% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 09/24/27	17,460,011	17,290,824
HUB International Ltd.
3.27% (3 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 04/25/25	14,696,680	14,514,441

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 65

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
TOTAL RETURN BOND FUND

	Face Amount~	Value
AmWINS Group, Inc.
3.00% (1 Month USD LIBOR + 2.25%, Rate Floor: 3.00%) due 02/21/28	13,232,558	$13,000,988
Franchise Group, Inc.
5.50% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.50%) due 03/10/26	12,394,764	12,363,777
Jones Deslauriers Insurance Management, Inc.
5.00% (3 Month Canada Banker Acceptance + 4.25%, Rate Floor: 5.00%) due 03/27/28	CAD 11,913,657	9,246,403
8.24% (3 Month Canada Banker Acceptance + 7.50%, Rate Floor: 8.00%) due 03/26/29	CAD 3,171,000	2,480,099
8.38% (3 Month Canada Banker Acceptance + 7.50%, Rate Floor: 8.00%) due 03/26/29	CAD 318,000	248,714
Cross Financial Corp.
4.81% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 09/15/27	12,028,728	11,928,529
Duff & Phelps
4.75% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 04/09/27	10,145,113	10,081,706
Franchise Group, Inc.
5.29% (1 Month USD Term SOFR + 4.75%, Rate Floor: 4.75%) due 11/22/23†††	9,008,006	8,962,966
Alliant Holdings Intermediate LLC
3.71% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 05/09/25	8,105,117	8,006,721
NFP Corp.
3.71% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 02/15/27	7,592,127	7,445,068
Total Financial		362,798,975

Consumer, Non-cyclical - 1.5%
Quirch Foods Holdings LLC
5.50% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 10/27/27	38,716,219	38,425,847
Bombardier Recreational Products, Inc.
2.46% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 05/24/27	33,656,566	32,975,020
PetIQ LLC
4.75% (3 Month USD LIBOR + 4.25%, Rate Floor: 4.75%) due 04/13/28†††	28,755,500	28,539,834

66 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
TOTAL RETURN BOND FUND

	Face Amount~	Value
National Mentor Holdings, Inc.
4.64% ((1 Month USD LIBOR + 3.75%) and (3 Month USD LIBOR + 3.75%), Rate Floor: 4.50%) due 03/02/28	28,137,023	$27,171,642
4.76% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 03/02/28	538,426	519,952
Southern Veterinary Partners LLC
5.00% (6 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 10/05/27	21,985,258	21,792,887
Sunshine Investments BV
2.75% (3 Month EURIBOR + 2.75%, Rate Floor: 2.75%) due 03/28/25	EUR 18,059,706	19,791,935
Nidda Healthcare Holding GmbH
3.50% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 08/21/26	EUR 18,276,306	19,334,823
HAH Group Holding Co. LLC
6.00% (3 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 10/29/27	19,519,448	19,226,656
Mission Veterinary Partners
4.75% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 04/27/28	19,203,500	18,963,456
Sigma Holding BV (Flora Food)
3.50% ((1 Month EURIBOR + 3.50%) and (6 Month EURIBOR + 3.50%), Rate Floor: 3.50%) due 07/02/25	EUR 17,000,000	17,560,584
Women’s Care Holdings, Inc.
5.25% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.25%) due 01/17/28	16,220,033	15,976,733
Blue Ribbon LLC
6.75% (3 Month USD LIBOR + 6.00%, Rate Floor: 6.75%) due 05/08/28	14,478,750	14,174,696
Endo Luxembourg Finance Company I SARL
5.75% (3 Month USD LIBOR + 5.00%, Rate Floor: 5.75%) due 03/27/28	12,474,000	11,656,703
Medline Borrower LP
3.75% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.75%) due 10/23/28	9,000,000	8,905,500
Avantor Funding, Inc.
2.75% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.75%) due 11/08/27	7,704,285	7,634,099

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 67

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
TOTAL RETURN BOND FUND

	Face Amount~	Value
Confluent Health LLC
4.50% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.50%) due 11/30/28	7,695,133	$7,598,944
Energizer Holdings, Inc.
2.75% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.75%) due 12/22/27	7,425,000	7,295,062
SCP Eye Care Services LLC
6.00% (3 Month USD LIBOR + 4.50%, Rate Floor: 6.00%) due 03/16/28	7,274,574	7,147,269
Elanco Animal Health, Inc.
1.98% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 08/02/27	6,611,674	6,498,019
IQVIA, Inc.
2.00% (3 Month EURIBOR + 2.00%, Rate Floor: 2.00%) due 03/07/24	EUR 4,683,039	5,095,273
Elsan SAS
3.50% (6 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 06/16/28	EUR 4,500,000	4,920,422
Pearl Intermediate Parent LLC
4.25% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 02/14/25	4,775,510	4,745,663
Midwest Physician Administrative Services
4.26% (3 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 03/13/28	4,459,705	4,397,269
Spectrum Brands, Inc.
2.50% (3 Month USD LIBOR + 2.00%, Rate Floor: 2.50%) due 03/03/28	3,960,000	3,903,095
Kronos Acquisition Holdings, Inc.
4.25% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 12/22/26	3,207,600	2,980,406
Callaway Golf Company
4.96% (1 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 01/02/26	2,483,909	2,477,699
Hostess Brands LLC
3.00% ((1 Month USD LIBOR + 2.25%) and (3 Month USD LIBOR + 2.25%), Rate Floor: 3.00%) due 08/04/25	817,424	805,890
Aveanna Healthcare LLC
4.25% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 07/17/28	485,575	472,101
Atkins Nutritionals, Inc.
3.85%% (1 Month USD Term SOFR + 3.25%, Rate Floor: 3.85%) due 07/07/24	135,799	134,866
Total Consumer, Non-cyclical		361,122,345

68 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
TOTAL RETURN BOND FUND

	Face Amount~	Value
Technology - 1.0%
Datix Bidco Ltd.
4.96% (6 Month GBP LIBOR + 4.50%, Rate Floor: 4.50%) due 04/28/25†††	GBP 45,800,000	$59,901,553
Peraton Corp.
4.50% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 02/01/28	32,906,007	32,628,280
Planview Parent, Inc.
5.01% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 12/17/27	29,575,625	29,168,960
Team.Blue Finco SARL
3.75% (3 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 03/27/28	EUR 22,750,000	24,796,669
Valkyr Purchaser, LLC
4.75% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 11/05/27	23,017,500	22,959,956
Apttus Corp.
5.00% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 05/08/28	12,487,250	12,435,178
Project Boost Purchaser LLC
4.00% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 05/29/26	6,352,000	6,272,600
3.96% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 06/01/26	4,650,553	4,594,607
Boxer Parent Co., Inc.
4.00% (3 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 10/02/25	EUR 8,244,583	9,090,389
Aston FinCo SARL
5.46% (3 Month GBP LIBOR + 4.75%, Rate Floor: 4.75%) due 10/09/26†††	GBP 5,756,573	7,429,763
Transact Holdings, Inc.
5.21% (1 Month USD LIBOR + 4.75%, Rate Floor: 4.75%) due 04/30/26	7,266,879	7,189,705
Athenahealth Group, Inc.
4.00% (1 Month USD Term SOFR + 3.50%, Rate Floor: 4.00%) due 02/15/29	6,071,014	5,996,645
Sportradar Capital SARL
3.50% (6 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 11/22/27	EUR 5,300,000	5,731,003
Navicure, Inc.
4.46% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 10/22/26	5,635,950	5,614,815
Storable, Inc.
4.05% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 04/17/28	4,987,500	4,909,595
Paya Holdings III, LLC
4.26% (3 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 06/23/28	3,383,000	3,349,170

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 69

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
TOTAL RETURN BOND FUND

	Face Amount~	Value
Emerald TopCo, Inc. (Press Ganey)
3.80% (3 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 07/24/26	1,208,350	$1,190,793
TIBCO Software, Inc.
4.21% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 06/30/26	884,250	878,723
Aston FinCo SARL
4.71% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 10/09/26	636,018	628,996
Total Technology		244,767,400

Basic Materials - 0.4%
INEOS Ltd.
2.75% (1 Month EURIBOR + 2.75%, Rate Floor: 2.75%) due 01/29/26	EUR 31,100,000	33,287,703
Illuminate Buyer LLC
3.96% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 06/30/27	26,847,787	25,925,028
GrafTech Finance, Inc.
3.50% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.50%) due 02/12/25	13,091,945	12,911,931
Trinseo Materials Operating S.C.A.
2.96% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 05/03/28	11,016,750	10,810,186
W.R. Grace Holdings LLC
4.81% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 09/22/28	1,246,875	1,234,406
Total Basic Materials		84,169,254

Communications - 0.3%
Syndigo LLC
5.25% (6 Month USD LIBOR + 4.50%, Rate Floor: 5.25%) due 12/15/27†††	24,651,000	24,281,235
McGraw Hill LLC
5.55% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.25%) due 07/28/28	20,248,873	20,014,796
UPC Broadband Holding BV
3.40% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 01/31/29	19,200,000	18,920,064
Xplornet Communications, Inc.
4.50% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.50%) due 10/02/28	9,950,000	9,748,910
Authentic Brands
due 12/10/28	2,602,985	2,557,433
4.00% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 09/27/24	1,023,145	1,013,762

70 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
TOTAL RETURN BOND FUND

	Face Amount~	Value
Radiate Holdco LLC
4.00% (3 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 09/25/26	2,459,578	$2,435,917
Zayo Group Holdings, Inc.
3.46% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/09/27	1,652,094	1,606,249
Internet Brands, Inc.
3.96% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 09/13/24	754,899	744,731
Flight Bidco, Inc.
3.96% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 07/23/25	737,811	712,298
Telenet Financing USD LLC
2.40% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 04/28/28	620,000	604,940
SFR Group S.A.
3.93% (3 Month USD LIBOR + 3.69%, Rate Floor: 3.69%) due 02/02/26	617,707	602,845
Total Communications		83,243,180

Utilities - 0.2%
Hamilton Projects Acquiror LLC
5.51% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 06/17/27	53,125,259	52,018,660
Energy - 0.1%
ITT Holdings LLC
3.25% (1 Month USD LIBOR + 2.75%, Rate Floor: 3.25%) due 07/10/28	13,375,785	13,175,148
Venture Global Calcasieu Pass LLC
2.83% (1 Month USD LIBOR + 2.38%, Rate Floor: 2.38%) due 08/19/26†††	10,726,864	10,673,229
Lotus Midstream, LLC
3.71% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 09/29/25	543,351	533,615
Total Energy		24,381,992

Total Senior Floating Rate Interests
(Cost $2,048,529,481)		2,008,508,293

FEDERAL AGENCY BONDS†† - 1.5%
Tennessee Valley Authority
4.25% due 09/15/65	138,205,000	168,002,827
4.63% due 09/15/60	42,258,000	54,619,226
5.38% due 04/01/56	8,960,000	12,811,707
due 09/15/53[10,12]	1,612,000	546,142
due 09/15/55[10,12]	1,612,000	511,501
due 09/15/56[10,12]	1,612,000	490,912
due 03/15/57[10,12]	1,612,000	484,175
due 09/15/57[10,12]	1,612,000	475,917
due 09/15/58[10,12]	1,612,000	458,176
due 03/15/59[10,12]	1,612,000	450,338
due 09/15/59[10,12]	1,612,000	442,634
due 09/15/60[10,12]	1,612,000	426,814
due 09/15/54[10,12]	1,020,000	333,885
due 03/15/61[10,12]	1,020,000	265,442
due 09/15/61[10,12]	1,020,000	260,895
due 09/15/62[10,12]	1,020,000	250,037
due 03/15/63[10,12]	1,020,000	245,730
due 09/15/63[10,12]	1,020,000	241,497
due 09/15/64[10,12]	1,020,000	233,249
due 03/15/65[10,12]	1,020,000	229,231
due 09/15/65[10,12]	1,020,000	224,321

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 71

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
TOTAL RETURN BOND FUND

	Face Amount~	Value
Tennessee Valley Authority Principal Strips
due 01/15/48[12,13]	38,400,000	$15,931,430
due 12/15/42[12,13]	23,785,000	11,856,608
due 01/15/38[12,13]	15,800,000	9,481,469
due 09/15/65[12,13]	3,500,000	769,731
due 09/15/39[12,13]	570,000	320,230
due 04/01/56[12,13]	540,000	167,614
Federal Farm Credit Bank
3.58% due 04/11/47	4,900,000	5,227,129
3.00% due 03/08/32	5,100,000	4,965,437
2.00% due 05/14/40	3,000,000	2,478,618
2.04% due 12/22/45	2,870,000	2,255,639
2.60% due 06/28/39	2,000,000	1,801,296
1.99% due 07/30/40	2,000,000	1,628,982
2.48% due 11/17/36	1,650,000	1,498,946
3.11% due 08/05/48	1,500,000	1,478,509
2.75% due 02/02/37	1,580,000	1,473,784
3.79% due 05/18/44	1,000,000	1,091,902
2.69% due 11/29/41	1,080,000	957,327
2.43% due 01/29/37	720,000	678,045
2.90% due 12/09/41	720,000	645,373
2.84% due 06/01/46	720,000	634,441
2.59% due 12/30/41	180,000	158,250
2.59% due 08/24/46	140,000	118,172
2.88% due 10/01/40	100,000	96,621
3.67% due 02/26/44	70,000	75,188
Freddie Mac
due 01/02/34[12]	18,000,000	12,834,324
due 11/15/38[12]	11,265,000	6,699,769
due 09/15/36[12]	7,355,000	4,788,723
2.05% due 08/19/50	2,010,000	1,522,641
2.02% due 10/05/45	720,000	559,573
2.25% due 09/15/50	360,000	283,083
Federal Home Loan Bank
3.63% due 06/22/43	4,850,000	5,175,891
3.25% due 06/10/39	4,500,000	4,603,369
2.69% due 09/26/34	1,350,000	1,272,388
2.45% due 08/16/41	540,000	463,928
Fannie Mae
due 07/15/32[12]	3,963,000	2,968,283
due 01/15/35[12]	2,250,000	1,553,236
due 02/06/33[12]	1,456,000	1,072,426
due 01/15/33[12]	1,450,000	1,070,902
Freddie Mac Coupon Strips
due 09/15/30[10,12]	2,906,000	2,318,535
due 03/15/31[10,12]	2,500,000	1,968,150
due 07/15/31[10,12]	1,800,000	1,396,807
due 01/15/30[10,12]	1,050,000	853,443
Fannie Mae Principal Strips
due 08/06/38[12,13]	5,850,000	3,514,932
Resolution Funding Corporation Principal Strips
due 01/15/30[12,13]	1,950,000	1,578,837
due 04/15/30[12,13]	725,000	582,602
Total Federal Agency Bonds
(Cost $400,396,341)		364,877,239

MUNICIPAL BONDS†† - 0.7%
New York - 0.3%
Westchester County Local Development Corp. Revenue Bonds
3.85% due 11/01/50	40,000,000	37,088,300
Port Authority of New York & New Jersey Revenue Bonds
3.14% due 02/15/51	23,045,000	20,710,834
Total New York		57,799,134

Texas - 0.2%
Dallas Fort Worth International Airport Revenue Bonds
3.09% due 11/01/40	13,800,000	12,746,380
City of San Antonio Texas Electric & Gas Systems Revenue Bonds
2.91% due 02/01/48	10,500,000	8,927,653
Wylie Independent School District General Obligation Unlimited
due 08/15/46[12]	8,885,000	3,388,324
Central Texas Turnpike System Revenue Bonds
3.03% due 08/15/41	3,150,000	2,737,172

72 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
TOTAL RETURN BOND FUND

	Face Amount~	Value
Central Texas Regional Mobility Authority Revenue Bonds
3.17% due 01/01/41	3,000,000	$2,668,413
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds
3.42% due 09/01/50	2,500,000	2,243,396
Harris County-Houston Sports Authority Revenue Bonds
due 11/15/45[12]	2,850,000	998,131
due 11/15/41[12]	1,500,000	654,718
Harris County Cultural Education Facilities Finance Corp. Revenue Bonds
3.34% due 11/15/37	1,500,000	1,443,813
Dallas/Fort Worth International Airport Revenue Bonds
2.92% due 11/01/50	1,300,000	1,167,170
Grand Parkway Transportation Corp. Revenue Bonds
3.31% due 10/01/49	1,000,000	896,208
Total Texas		37,871,378

California - 0.1%
California Public Finance Authority Revenue Bonds
3.07% due 10/15/40	8,000,000	7,178,465
2.55% due 01/01/40	3,600,000	3,250,235
Oakland Unified School District/Alameda County General Obligation Unlimited
2.87% due 08/01/35	7,405,000	6,787,145
3.12% due 08/01/40	600,000	543,147
San Mateo Foster City School District General Obligation Unlimited
3.06% due 08/01/44	6,125,000	5,647,464
California State University Revenue Bonds
2.98% due 11/01/51	5,000,000	4,460,814
Oakland Redevelopment Agency Successor Agency Tax Allocation
4.00% due 09/01/39	1,100,000	1,120,117
Hillsborough City School District General Obligation Unlimited
due 09/01/37[12]	1,000,000	525,178
due 09/01/39[12]	1,000,000	468,234
Total California		29,980,799

Illinois - 0.0%
State of Illinois General Obligation Unlimited
5.65% due 12/01/38	5,524,999	6,241,522
6.63% due 02/01/35	1,820,000	2,147,682
City of Chicago Illinois General Obligation Unlimited
6.31% due 01/01/44	4,500,000	5,230,046
Total Illinois		13,619,250

Mississippi - 0.1%
Medical Center Educational Building Corp. Revenue Bonds
2.92% due 06/01/41	11,800,000	10,359,100

Alabama - 0.0%
Auburn University Revenue Bonds
2.68% due 06/01/50	6,500,000	5,396,495

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 73

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
TOTAL RETURN BOND FUND

	Face Amount~	Value
North Carolina - 0.0%
Inlivian Revenue Bonds
3.02% due 01/01/38	4,125,000	$3,890,868
Total North Carolina		3,890,868

Ohio - 0.0%
County of Franklin Ohio Revenue Bonds
2.88% due 11/01/50	4,000,000	3,198,044

Washington - 0.0%
Central Washington University Revenue Bonds
6.95% due 05/01/40	1,750,000	2,343,300

Arizona - 0.0%
Northern Arizona University Revenue Bonds
3.09% due 08/01/39	2,350,000	2,145,841

Florida - 0.0%
County of Miami-Dade Florida Revenue Bonds
due 10/01/41[12]	4,100,000	1,906,964

Oklahoma - 0.0%
Tulsa Airports Improvement Trust Revenue Bonds
3.10% due 06/01/45	1,000,000	880,455
Oklahoma Development Finance Authority Revenue Bonds
4.65% due 08/15/30	450,000	472,589
Total Oklahoma		1,353,044

Pennsylvania - 0.0%
Pennsylvania Economic Development Financing Authority Revenue Bonds
due 01/01/41[12]	995,000	484,572

Idaho - 0.0%
Boise State University Revenue Bonds
3.06% due 04/01/40	250,000	232,488
Total Municipal Bonds
(Cost $185,915,482)		170,581,277
FOREIGN GOVERNMENT DEBT†† - 0.1%
Panama Government International Bond
4.50% due 04/16/50	22,700,000	22,419,655
Bermuda Government International Bond
3.38% due 08/20/50[4]	8,400,000	7,373,520
Chile Government International Bond
4.34% due 03/07/42	360,000	369,565
Total Foreign Government Debt
(Cost $34,205,132)		30,162,740

SENIOR FIXED RATE INTERESTS††† - 0.0%
Industrial - 0.0%
CTL Logistics
2.65% due 10/10/42	7,057,887	6,324,170
Total Senior Fixed Rate Interests
(Cost $7,057,887)		6,324,170

	Contracts/ Notional Value
OTC OPTIONS PURCHASED†† - 0.0%
Call Options on:
Interest Rate Options
Bank of America, N.A. 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.40	USD 6,229,100,000	809,783
Morgan Stanley Capital Services LLC 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.40	USD 1,402,500,000	182,325

74 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
TOTAL RETURN BOND FUND

	Contracts/ Notional Value	Value
Goldman Sachs International 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.61	USD 1,880,100,000	$94,005
Bank of America, N.A. 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.61	USD 630,100,000	31,505
Total OTC Options Purchased
(Cost $23,214,539)		1,117,618

Total Investments - 105.6%
(Cost $26,812,408,557)		$25,431,375,640

LISTED OPTIONS WRITTEN† - 0.0%
Call Options on:
Equity Options
Figs, Inc. Expiring December 2022 with strike price of $55.00 (Notional Value $305,584)	142	(7,100)
Figs, Inc. Expiring December 2022 with strike price of $50.00 (Notional Value $314,192)	146	(9,855)
Total Listed Options Written
(Premiums received $304,075)		(16,955)
Other Assets & Liabilities, net - (5.6)%		(1,347,700,587)
Total Net Assets - 100.0%		$24,083,658,098

Centrally Cleared Interest Rate Swap Agreements††
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount
BofA Securities, Inc.	CME	Pay	Federal Funds Rate	1.34%	Annually	09/30/31	$300,000,000

Value	Upfront Premiums Received	Unrealized Depreciation**
$(19,787,766)	$(67,272)	$(19,720,494)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 75

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
TOTAL RETURN BOND FUND

Total Return Swap Agreements
Counterparty	Reference Obligation	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Credit Index Swap Agreements††
Goldman Sachs International	iShares iBoxx $ High Yield Corporate Bond ETF	Receive	(0.72)% (Federal Funds Rate - 1.05%)	At Maturity	06/23/22	636,284	$52,359,810	$451,762
Bank of America, N.A.	iShares iBoxx $ High Yield Corporate Bond ETF	Receive	(0.77)% (Federal Funds Rate - 1.10%)	At Maturity	06/23/22	252,716	20,796,000	179,428
							$73,155,810	$631,190

Forward Foreign Currency Exchange Contracts††
Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation (Depreciation)
Goldman Sachs International	ILS	Buy	67,282,219	18,074,471 USD	08/01/22	$3,151,434
Goldman Sachs International	ILS	Buy	28,886,625	7,727,829 USD	11/30/22	1,460,643
JPMorgan Chase Bank, N.A.	EUR	Sell	9,405,000	10,466,448 USD	06/30/22	21,780
Morgan Stanley Capital Services LLC	EUR	Sell	4,485,000	4,975,843 USD	04/14/22	11,423
Morgan Stanley Capital Services LLC	CAD	Buy	183,000	143,219 USD	04/14/22	3,196
Citibank, N.A.	CAD	Sell	213,000	170,085 USD	04/14/22	(333)
JPMorgan Chase Bank, N.A.	CAD	Sell	318,000	252,538 USD	04/14/22	(1,888)
Barclays Bank plc	CAD	Sell	14,780,000	11,599,223 USD	04/14/22	(226,023)
Goldman Sachs International	ILS	Sell	28,886,625	8,761,488 USD	11/30/22	(426,984)
Barclays Bank plc	GBP	Sell	80,360,000	104,691,915 USD	04/14/22	(866,405)
Goldman Sachs International	ILS	Sell	67,282,219	20,296,295 USD	08/01/22	(929,610)
Bank of America, N.A.	EUR	Sell	420,840,000	459,605,677 USD	04/14/22	(6,219,613)
						$(4,022,380)

76 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
TOTAL RETURN BOND FUND

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 input, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 input, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
◊

Variable rate security. Rate indicated is the rate effective at March 31, 2022. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[1]	Special Purpose Acquisition Company (SPAC).
[2]	Affiliated issuer.
[3]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[4]

Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $10,507,914,752 (cost $11,036,917,472), or 43.6% of total net assets.

[5]	Rate indicated is the 7-day yield as of March 31, 2022.
[6]	Perpetual maturity.
[7]

All or a portion of this security has been physically segregated or earmarked in connection with reverse repurchase agreements. At March 31, 2022, the total market value of segregated or earmarked securities was $1,843,823,088 — See Note 6.

[8]

Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $535,477,610 (cost $547,904,121), or 2.2% of total net assets — See Note 10.

[9]	Security is in default of interest and/or principal obligations.
[10]	Security is an interest-only strip.
[11]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[12]	Zero coupon rate security.
[13]	Security is a principal-only strip.
[14]

Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at March 31, 2022. See table below for additional step information for each security.

[15]	Payment-in-kind security.
BofA — Bank of America
CAD — Canadian Dollar
CME — Chicago Mercantile Exchange
CMS — Constant Maturity Swap
CMT — Constant Maturity Treasury
EUR — Euro
EURIBOR — European Interbank Offered Rate
GBP — British Pound
ILS — Israeli New Shekel
LIBOR — London Interbank Offered Rate
plc — Public Limited Company
REMIC — Real Estate Mortgage Investment Conduit

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 77

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
TOTAL RETURN BOND FUND

REIT — Real Estate Investment Trust
SARL — Société à Responsabilité Limitée
SOFR — Secured Overnight Financing Rate
SONIA — Sterling Overnight Index Average
WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

78 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
TOTAL RETURN BOND FUND

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2022 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$273,480,102	$—	$529		$273,480,631
Preferred Stocks	—	1,167,923,744	—	*	1,167,923,744
Warrants	2,213,071	—	—		2,213,071
Mutual Funds	67,916,238	—	—		67,916,238
Closed-End Funds	14,161,663	—	—		14,161,663
Money Market Funds	110,029,283	—	—		110,029,283
Corporate Bonds	—	9,100,351,674	625,716,782		9,726,068,456
Asset-Backed Securities	—	4,742,516,277	625,639,267		5,368,155,544
U.S. Government Securities	—	3,103,206,459	—		3,103,206,459
Collateralized Mortgage Obligations	—	2,762,911,766	253,737,448		3,016,649,214
Senior Floating Rate Interests	—	1,722,296,798	286,211,495		2,008,508,293
Federal Agency Bonds	—	364,877,239	—		364,877,239
Municipal Bonds	—	170,581,277	—		170,581,277
Foreign Government Debt	—	30,162,740	—		30,162,740
Senior Fixed Rate Interests	—	—	6,324,170		6,324,170
Options Purchased	—	1,117,618	—		1,117,618
Forward Foreign Currency Exchange Contracts**	—	4,648,476	—		4,648,476
Credit Index Swap Agreements**	—	631,190	—		631,190
Total Assets	$467,800,357	$23,171,225,258	$1,797,629,691		$25,436,655,306

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Options Written	$16,955	$—	$—	$16,955
Interest Rate Swap Agreements**	—	19,720,494	—	19,720,494
Forward Foreign Currency Exchange Contracts**	—	8,670,856	—	8,670,856
Unfunded Loan Commitments (Note 9)	—	—	855,225	855,225
Total Liabilities	$16,955	$28,391,350	$855,225	$29,263,530

*	Security has a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of the period end, reverse repurchase agreements of $1,405,450,380 are categorized as Level 2 within the disclosure hierarchy — See Note 6.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 79

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
TOTAL RETURN BOND FUND

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at March 31, 2022	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Asset-Backed Securities	$384,308,019	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Asset-Backed Securities	112,903,686	Third Party Pricing	Broker Quote	—	—
Asset-Backed Securities	53,560,172	Option adjusted spread off third party pricing	Trade Price	—	—
Asset-Backed Securities	50,633,390	Yield Analysis	Yield	4.3%-4.8%	4.6%
Asset-Backed Securities	24,234,000	Third Party Pricing	Trade Price	—	—
Collateralized Mortgage Obligations	140,873,888	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Collateralized Mortgage Obligations	112,863,560	Model Price	Market Comparable Yields	4.7%	—
Common Stocks	522	Enterprise Value	Valuation Multiple	3.2x-11.8x	5.6x
Common Stocks	7	Model Price	Liquidation Value	—	—
Corporate Bonds	443,682,957	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Corporate Bonds	89,684,820	Third Party Pricing	Vendor Price	—	—
Corporate Bonds	87,630,005	Yield Analysis	Yield	4.4%-4.7%	4.5%
Corporate Bonds	4,719,000	Model Price	Purchase Price	—	—
Senior Fixed Rate Interests	6,324,170	Yield Analysis	Yield	2.7%	—
Senior Floating Rate Interests	151,724,481	Yield Analysis	Yield	5.6%-7.3%	6.4%
Senior Floating Rate Interests	134,487,014	Third Party Pricing	Broker Quote	—	—
Total Assets	$1,797,629,691
Liabilities:
Unfunded Loan Commitments	$855,225	Model Price	Purchase Price	—	—

*	Inputs are weighted by the fair value of the instruments.

Significant changes in a yield, market comparable yields, liquidation value or valuation multiple would generally result in significant changes in the fair value of the security. Any remaining Level 3 securities held by the Fund and excluded from the table above, were not considered material to the Fund.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfer between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended March 31, 2022, the Fund had securities with a total value of $417,383,049 transfer into Level 3 from Level 2 due to a lack of observable inputs and had securities with a total value of $25,069,412 transfer out of Level 3 into Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.

80 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
TOTAL RETURN BOND FUND

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended March 31, 2022:

	Assets
	Asset- Backed Securities	Collateralized Mortgage Obligations	Corporate Bonds	Senior Floating Rate Interests
Beginning Balance	$728,643,975	$102,193,653	$624,825,088	$136,117,831
Purchases/(Receipts)	195,644,000	5,161,420	57,763,600	54,552,873
(Sales, maturities and paydowns)/Fundings	(330,903,374)	(97,484,879)	(4,170,886)	(7,545,900)
Amortization of premiums/discounts	485,956	(20,867)	(26,396)	193,212
Total realized gains (losses) included in earnings	605,714	(62,313)	—	383,857
Total change in unrealized appreciation (depreciation) included in earnings	(12,028,002)	(676,737)	(54,387,361)	(273,109)
Transfers into Level 3	43,190,998	244,627,171	1,712,737	127,852,143
Transfers out of Level 3	—	—	—	(25,069,412)
Ending Balance	$625,639,267	$253,737,448	$625,716,782	$286,211,495
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at March 31, 2022	$(12,028,002)	$(722,510)	$(54,387,361)	$43,388

	Assets			Liabilities
	Common Stocks	Senior Fixed Rate Interests	Total Assets	Unfunded Loan Commitments
Beginning Balance	$521	$6,865,207	$1,598,646,275	$(654,750)
Purchases/(Receipts)	—	—	313,121,893	(347,714)
(Sales, maturities and paydowns)/Fundings	—	—	(440,105,039)	612,017
Amortization of premiums/discounts	—	—	631,905	—
Total realized gains (losses) included in earnings	—	—	927,258	27,384
Total change in unrealized appreciation (depreciation) included in earnings	8	(541,037)	(67,906,238)	(492,162)
Transfers into Level 3	—	—	417,383,049	—
Transfers out of Level 3	—	—	(25,069,412)	—
Ending Balance	$529	$6,324,170	$1,797,629,691	$(855,225)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at March 31, 2022	$8	$(541,037)	$(67,635,514)	$(499,283)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 81

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
TOTAL RETURN BOND FUND

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate(s)	Future Reset Date(s)
BRAVO Residential Funding Trust 2022-R1, 3.13% due 01/29/70	6.13%	01/30/25	—	—
BRAVO Residential Funding Trust 2021-C, 1.62% due 03/01/61	4.62%	09/26/24	5.62%	09/26/25
Legacy Mortgage Asset Trust 2021-GS3, 1.75% due 07/25/61	4.75%	05/26/24	5.75%	05/26/25
Legacy Mortgage Asset Trust 2021-GS5, 2.25% due 07/25/67	5.25%	11/26/24	6.25%	11/26/25
Legacy Mortgage Asset Trust 2021-GS2, 1.75% due 04/25/61	4.75%	04/26/24	5.75%	04/26/25
OSAT Trust 2021-RPL1, 2.12% due 05/25/65	5.12%	06/26/24	6.12%	06/26/25
PRPM LLC 2021-5, 1.79% due 06/25/26	4.79%	06/26/24	5.79%	06/26/25

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles’ annual report on Form N-CSR dated September 30, 2021, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000182126821000490/gugg83048-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

82 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 31, 2022
TOTAL RETURN BOND FUND

Transactions during the period ended March 31, 2022, in which the company is an affiliated issuer, were as follows:

Security Name	Value 09/30/21	Additions	Reductions	Realized Gain (Loss)
Common Stocks
BP Holdco LLC*	$375	$—	$—	$—
Mutual Funds
Guggenheim Strategy Fund II	27,213,251	200,090	—	—
Guggenheim Strategy Fund III	14,737,023	116,227	—	—
Guggenheim Ultra Short Duration Fund — Institutional Class	26,783,244	126,827	—	—
	$68,733,893	$443,144	$—	$—

Security Name	Change in Unrealized Appreciation (Depreciation)	Value 03/31/22	Shares 03/31/22	Investment Income
Common Stocks
BP Holdco LLC*	$—	$375	532	$—
Mutual Funds
Guggenheim Strategy Fund II	(481,187)	26,932,154	1,097,033	200,091
Guggenheim Strategy Fund III	(294,497)	14,558,753	590,858	116,227
Guggenheim Ultra Short Duration Fund — Institutional Class	(484,740)	26,425,331	2,699,217	126,827
	$(1,260,424)	$67,916,613		$443,145

*	Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 83

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
TOTAL RETURN BOND FUND

March 31, 2022

Assets:
Investments in unaffiliated issuers, at value (cost $26,743,422,522)	$25,363,459,027
Investments in affiliated issuers, at value (cost $68,986,035)	67,916,613
Foreign currency, at value (cost 1,731,460)	1,731,459
Segregated cash with broker	20,154,611
Unrealized appreciation on OTC swap agreements	631,190
Unrealized appreciation on forward foreign currency exchange contracts	4,648,476
Prepaid expenses	1,344,109
Receivables:
Securities sold	28,746,828
Interest	158,519,203
Fund shares sold	45,322,327
Variation margin on interest rate swap agreements	3,066,699
Dividends	325,315
Foreign tax reclaims	111,572
Swap settlement	11,833
Total assets	25,695,989,262

Liabilities:
Unfunded loan commitments, at value (Note 9) (commitment fees received $530,142)	855,225
Reverse repurchase agreements	1,405,450,380
Options written, at value (premiums received $304,075)	16,955
Overdraft due to custodian bank	1,154,931
Segregated cash due to broker	26,041,198
Unamortized upfront premiums received on interest rate swap agreements	67,272
Unrealized depreciation on forward foreign currency exchange contracts	8,670,856
Payable for:
Securities purchased	83,045,559
Fund shares redeemed	75,221,164
Distributions to shareholders	7,626,492
Fund accounting/administration fees	1,373,619
Management fees	1,112,926
Transfer agent/maintenance fees	588,050
Distribution and service fees	542,648
Trustees’ fees*	72,062
Miscellaneous	491,827
Total liabilities	1,612,331,164
Net assets	$24,083,658,098

Net assets consist of:
Paid in capital	$25,585,741,298
Total distributable earnings (loss)	(1,502,083,200)
Net assets	$24,083,658,098

A-Class:
Net assets	$559,473,263
Capital shares outstanding	21,123,397
Net asset value per share	$26.49
Maximum offering price per share (Net asset value divided by 96.00%)	$27.59

C-Class:
Net assets	$266,480,015
Capital shares outstanding	10,060,127
Net asset value per share	$26.49

P-Class:
Net assets	$863,129,964
Capital shares outstanding	32,596,199
Net asset value per share	$26.48

Institutional Class:
Net assets	$22,180,516,375
Capital shares outstanding	836,689,899
Net asset value per share	$26.51

R6-Class:
Net assets	$214,058,481
Capital shares outstanding	8,070,027
Net asset value per share	$26.53

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

84 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (Unaudited)
TOTAL RETURN BOND FUND

Six Months Ended March 31, 2022

Investment Income:
Dividends from securities of unaffiliated issuers	$14,659,080
Dividends from securities of affiliated issuers	443,145
Interest from securities in unaffiliated issuers (net of foreign withholding tax of $118,669)	420,049,426
Total investment income	435,151,651

Expenses:
Management fees	51,717,192
Distribution and service fees:
A-Class	795,641
C-Class	1,515,680
P-Class	1,262,147
Transfer agent/maintenance fees:
A-Class	286,007
C-Class	151,172
P-Class	877,875
Institutional Class	12,718,610
R6-Class	10,297
Fund accounting/administration fees	8,581,962
Line of credit fees	819,967
Professional fees	644,181
Trustees’ fees*	196,924
Custodian fees	153,568
Interest expense	129,823
Miscellaneous	777,368
Recoupment of previously waived fees:
A-Class	13,217
R6-Class	9,617
Total expenses	80,661,248
Less:
Expenses reimbursed by Adviser:
A-Class	(114,289)
C-Class	(62,755)
P-Class	(583,363)
Institutional Class	(10,428,141)
R6-Class	(2,380)
Expenses waived by Adviser	(297,607)
Earnings credits applied	(17,967)
Total waived/reimbursed expenses	(11,506,502)
Net expenses	69,154,746
Net investment income	365,996,905

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(128,921,446)
Investments sold short	850,079
Swap agreements	82,017,195
Options purchased	(24,540,820)
Options written	11,507,718
Forward foreign currency exchange contracts	54,358,085
Foreign currency transactions	334,905
Net realized loss	(4,394,284)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(1,873,397,001)
Investments in affiliated issuers	(1,260,424)
Investments sold short	(898,925)
Swap agreements	(105,608,778)
Options purchased	(54,329,465)
Options written	(2,030,454)
Forward foreign currency exchange contracts	(27,314,093)
Foreign currency translations	(71,624)
Net change in unrealized appreciation (depreciation)	(2,064,910,764)
Net realized and unrealized loss	(2,069,305,048)
Net decrease in net assets resulting from operations	$(1,703,308,143)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 85

STATEMENTS OF CHANGES IN NET ASSETS
TOTAL RETURN BOND FUND

	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021
Increase (Decrease) in Net Assets from Operations:
Net investment income	$365,996,905	$673,140,168
Net realized gain (loss) on investments	(4,394,284)	389,594,002
Net change in unrealized appreciation (depreciation) on investments	(2,064,910,764)	(484,963,594)
Net increase (decrease) in net assets resulting from operations	(1,703,308,143)	577,770,576

Distributions to shareholders:
A-Class	(14,224,718)	(35,606,058)
C-Class	(5,634,455)	(15,002,591)
P-Class	(22,858,073)	(49,331,911)
Institutional Class	(578,028,413)	(1,162,088,286)
R6-Class	(5,674,279)	(10,411,606)
Total distributions to shareholders	(626,419,938)	(1,272,440,452)

Capital share transactions:
Proceeds from sale of shares
A-Class	91,019,542	301,735,718
C-Class	12,617,450	71,243,493
P-Class	178,183,207	592,976,433
Institutional Class	4,459,028,994	11,987,961,377
R6-Class	56,758,724	125,161,838
Distributions reinvested
A-Class	12,209,910	30,151,720
C-Class	4,791,764	12,720,024
P-Class	22,796,189	49,197,254
Institutional Class	509,996,548	1,001,642,286
R6-Class	5,647,439	10,404,509
Cost of shares redeemed
A-Class	(165,620,205)	(441,115,944)
C-Class	(52,451,423)	(84,837,172)
P-Class	(293,131,518)	(493,935,219)
Institutional Class	(5,561,161,081)	(6,600,975,826)
R6-Class	(74,790,487)	(50,585,771)
Net increase (decrease) from capital share transactions	(794,104,947)	6,511,744,720
Net increase (decrease) in net assets	(3,123,833,028)	5,817,074,844

Net assets:
Beginning of period	27,207,491,126	21,390,416,282
End of period	$24,083,658,098	$27,207,491,126

86 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (concluded)
TOTAL RETURN BOND FUND

	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021
Capital share activity:
Shares sold
A-Class	3,236,832	10,307,437
C-Class	446,902	2,422,706
P-Class	6,305,639	20,237,868
Institutional Class	159,002,489	409,526,835
R6-Class	2,021,120	4,284,001
Shares issued from reinvestment of distributions
A-Class	432,555	1,027,814
C-Class	169,451	433,192
P-Class	807,385	1,677,702
Institutional Class	18,063,921	34,155,691
R6-Class	199,830	354,677
Shares redeemed
A-Class	(5,945,210)	(14,980,704)
C-Class	(1,878,910)	(2,913,083)
P-Class	(10,583,301)	(17,001,560)
Institutional Class	(200,423,154)	(226,736,966)
R6-Class	(2,675,009)	(1,732,537)
Net increase (decrease) in shares	(30,819,460)	221,063,073

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 87

FINANCIAL HIGHLIGHTS
TOTAL RETURN BOND FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Six Months Ended March 31, 2022[a]	Year Ended Sept. 30, 2021	Year Ended Sept. 30, 2020	Year Ended Sept. 30, 2019	Year Ended Sept. 30, 2018	Year Ended Sept. 30, 2017
Per Share Data
Net asset value, beginning of period	$28.94	$29.76	$27.42	$26.69	$27.05	$27.23
Income (loss) from investment operations:
Net investment income (loss)[b]	.35	.72	.56	.64	.72	.83
Net gain (loss) on investments (realized and unrealized)	(2.17)	(.05)	2.41	.85	(.37)	.05
Total from investment operations	(1.82)	.67	2.97	1.49	.35	.88
Less distributions from:
Net investment income	(.36)	(.76)	(.63)	(.65)	(.71)	(.95)
Net realized gains	(.27)	(.73)	—	(.11)	—	(.11)
Total distributions	(.63)	(1.49)	(.63)	(.76)	(.71)	(1.06)
Net asset value, end of period	$26.49	$28.94	$29.76	$27.42	$26.69	$27.05

Total Return[c]	(6.42%)	2.27%	10.96%	5.70%	1.28%	3.33%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$559,473	$677,172	$804,750	$609,602	$589,760	$744,989
Ratios to average net assets:
Net investment income (loss)	2.50%	2.47%	1.99%	2.37%	2.66%	3.08%
Total expenses[d]	0.82%	0.84%	0.87%	0.96%	0.93%	1.02%
Net expenses[e,f,g]	0.78%	0.79%	0.80%	0.80%	0.81%	0.87%
Portfolio turnover rate	29%	92%	116%	68%	48%	72%

88 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (continued)
TOTAL RETURN BOND FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Six Months Ended March 31, 2022[a]	Year Ended Sept. 30, 2021	Year Ended Sept. 30, 2020	Year Ended Sept. 30, 2019	Year Ended Sept. 30, 2018	Year Ended Sept. 30, 2017
Per Share Data
Net asset value, beginning of period	$28.94	$29.76	$27.43	$26.69	$27.05	$27.23
Income (loss) from investment operations:
Net investment income (loss)[b]	.25	.50	.35	.43	.52	.65
Net gain (loss) on investments (realized and unrealized)	(2.18)	(.05)	2.40	.87	(.38)	.03
Total from investment operations	(1.93)	.45	2.75	1.30	.14	.68
Less distributions from:
Net investment income	(.25)	(.54)	(.42)	(.45)	(.50)	(.75)
Net realized gains	(.27)	(.73)	—	(.11)	—	(.11)
Total distributions	(.52)	(1.27)	(.42)	(.56)	(.50)	(.86)
Net asset value, end of period	$26.49	$28.94	$29.76	$27.43	$26.69	$27.05

Total Return[c]	(6.77%)	1.50%	10.10%	4.95%	0.53%	2.58%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$266,480	$327,712	$338,656	$286,050	$265,486	$251,177
Ratios to average net assets:
Net investment income (loss)	1.75%	1.72%	1.24%	1.62%	1.93%	2.44%
Total expenses[d]	1.58%	1.59%	1.59%	1.60%	1.62%	1.74%
Net expenses[e,f,g]	1.53%	1.53%	1.55%	1.55%	1.55%	1.60%
Portfolio turnover rate	29%	92%	116%	68%	48%	72%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 89

FINANCIAL HIGHLIGHTS (continued)
TOTAL RETURN BOND FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

P-Class	Six Months Ended March 31, 2022[a]	Year Ended Sept. 30, 2021	Year Ended Sept. 30, 2020	Year Ended Sept. 30, 2019	Year Ended Sept. 30, 2018	Year Ended Sept. 30, 2017
Per Share Data
Net asset value, beginning of period	$28.93	$29.75	$27.42	$26.69	$27.04	$27.23
Income (loss) from investment operations:
Net investment income (loss)[b]	.35	.72	.56	.63	.72	.85
Net gain (loss) on investments (realized and unrealized)	(2.17)	(.05)	2.40	.86	(.36)	.03
Total from investment operations	(1.82)	.67	2.96	1.49	.36	.88
Less distributions from:
Net investment income	(.36)	(.76)	(.63)	(.65)	(.71)	(.96)
Net realized gains	(.27)	(.73)	—	(.11)	—	(.11)
Total distributions	(.63)	(1.49)	(.63)	(.76)	(.71)	(1.07)
Net asset value, end of period	$26.48	$28.93	$29.75	$27.42	$26.69	$27.04

Total Return	(6.42%)	2.27%	10.92%	5.70%	1.32%	3.34%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$863,130	$1,043,507	$926,745	$819,770	$738,694	$572,644
Ratios to average net assets:
Net investment income (loss)	2.50%	2.47%	1.98%	2.37%	2.69%	3.14%
Total expenses[d]	0.90%	0.87%	0.88%	0.87%	0.91%	1.03%
Net expenses[e,f,g]	0.78%	0.79%	0.80%	0.80%	0.80%	0.86%
Portfolio turnover rate	29%	92%	116%	68%	48%	72%

90 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (continued)
TOTAL RETURN BOND FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Six Months Ended March 31, 2022[a]	Year Ended Sept. 30, 2021	Year Ended Sept. 30, 2020	Year Ended Sept. 30, 2019	Year Ended Sept. 30, 2018	Year Ended Sept. 30, 2017
Per Share Data
Net asset value, beginning of period	$28.97	$29.78	$27.45	$26.71	$27.07	$27.26
Income (loss) from investment operations:
Net investment income (loss)[b]	.39	.81	.65	.71	.80	.93
Net gain (loss) on investments (realized and unrealized)	(2.18)	(.05)	2.39	.87	(.37)	.04
Total from investment operations	(1.79)	.76	3.04	1.58	.43	.97
Less distributions from:
Net investment income	(.40)	(.84)	(.71)	(.73)	(.79)	(1.05)
Net realized gains	(.27)	(.73)	—	(.11)	—	(.11)
Total distributions	(.67)	(1.57)	(.71)	(.84)	(.79)	(1.16)
Net asset value, end of period	$26.51	$28.97	$29.78	$27.45	$26.71	$27.07

Total Return	(6.31%)	2.59%	11.23%	6.03%	1.59%	3.68%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$22,180,516	$24,912,049	$19,152,857	$12,138,270	$8,957,902	$6,418,897
Ratios to average net assets:
Net investment income (loss)	2.79%	2.76%	2.29%	2.64%	2.99%	3.47%
Total expenses[d]	0.58%	0.57%	0.57%	0.58%	0.58%	0.68%
Net expenses[e,f,g]	0.49%	0.50%	0.51%	0.51%	0.50%	0.52%
Portfolio turnover rate	29%	92%	116%	68%	48%	72%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 91

FINANCIAL HIGHLIGHTS (continued)
TOTAL RETURN BOND FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

R6-Class	Six Months Ended March 31, 2022[a]	Year Ended Sept. 30, 2021	Year Ended Sept. 30, 2020	Year Ended Sept. 30, 2019	Year Ended Sept. 30, 2018	Year Ended Sept. 30, 2017[h]
Per Share Data
Net asset value, beginning of period	$28.98	$29.80	$27.46	$26.73	$27.09	$27.15
Income (loss) from investment operations:
Net investment income (loss)[b]	.39	.81	.65	.71	.81	.86
Net gain (loss) on investments (realized and unrealized)	(2.17)	(.06)	2.40	.86	(.38)	.18
Total from investment operations	(1.78)	.75	3.05	1.57	.43	1.04
Less distributions from:
Net investment income	(.40)	(.84)	(.71)	(.73)	(.79)	(.99)
Net realized gains	(.27)	(.73)	—	(.11)	—	(.11)
Total distributions	(.67)	(1.57)	(.71)	(.84)	(.79)	(1.10)
Net asset value, end of period	$26.53	$28.98	$29.80	$27.46	$26.73	$27.09

Total Return	(6.27%)	2.56%	11.26%	5.99%	1.59%	3.97%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$214,058	$247,051	$167,409	$55,441	$37,735	$13,709
Ratios to average net assets:
Net investment income (loss)	2.79%	2.76%	2.28%	2.64%	3.00%	3.35%
Total expenses[d]	0.49%	0.50%	0.52%	0.52%	0.53%	0.65%
Net expenses[e,f,g]	0.49%	0.50%	0.51%	0.51%	0.50%	0.51%
Portfolio turnover rate	29%	92%	116%	68%	48%	72%

92 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (concluded)
TOTAL RETURN BOND FUND

[a]	Unaudited figures for the period ended March 31, 2022. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements for the years presented was as follows:

	03/31/22	09/30/21	09/30/20	09/30/19	09/30/18	09/30/17
A-Class	0.00%*	0.00%*	0.00%*	—	0.00%*	0.01%
C-Class	—	0.00%*	0.00%*	—	0.00%*	0.01%
P-Class	—	—	0.00%*	0.00%*	0.00%*	0.01%
Institutional Class	—	—	0.00%*	—	0.00%*	—
R6-Class	0.01%	0.01%	0.00%*	0.00%*	0.00%*	—

*	Less than 0.01%

[g]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

	03/31/22	09/30/21	09/30/20	09/30/19	09/30/18	09/30/17
A-Class	0.77%	0.78%	0.79%	0.79%	0.80%	0.84%
C-Class	1.52%	1.53%	1.54%	1.54%	1.55%	1.57%
P-Class	0.77%	0.78%	0.79%	0.79%	0.80%	0.83%
Institutional Class	0.48%	0.49%	0.50%	0.50%	0.49%	0.49%
R6-Class	0.48%	0.49%	0.50%	0.50%	0.49%	0.48%

[h]	Since commencement of operations: October 19, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 93

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

Guggenheim Funds Trust (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate fund. The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each fund separately.

The Trust offers a combination of five separate classes of shares: A-Class shares, C-Class shares, P-Class shares, R6-Class shares and Institutional Class shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share (“NAV”), with the exception of A-Class shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% contingent deferred sales charge (“CDSC”), if shares are redeemed within 12 months of purchase. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase. C-Class shares automatically convert to A-Class shares on or about the 10th day of the month following the 10-year anniversary of the purchase of the C-Class shares. This conversion will be executed without any sales charge, fee or other charge. After the conversion is completed, the shares will be subject to all features and expenses of A-Class shares. Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, endowments, foundations and corporations. Institutional Class shares require a minimum initial investment of $2 million and a minimum account balance of $1 million. R6-Class shares are offered primarily through qualified retirement and benefit plans. R6-Class shares are also offered through certain other plans and platforms sponsored by financial intermediaries. Certain institutional investors and others deemed appropriate by Guggenheim Investments (“GI”) may also be eligible to purchase R6-Class shares subject to a $2 million minimum initial investment. At March 31, 2022, the Trust consisted of nineteen funds (the “Funds”).

This report covers the Total Return Bond Fund (the “Fund”), a diversified investment company. At March 31, 2022, A-Class, C-Class, P-Class, Institutional Class and R6-Class shares have been issued by the Fund.

Guggenheim Partners Investment Management, LLC (“GPIM”) which operates under the name Guggenheim Investments, provides advisory services. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI and GFD are affiliated entities.

Significant Accounting Policies

The Fund operates as an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

94 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The NAV of each Class of the Fund is calculated by dividing the market value of the Fund’s securities and other assets, less all liabilities, attributable to the Class by the number of outstanding shares of the Class.

(a) Valuation of Investments

The Board of Trustees of the Fund (the “Board”) has adopted policies and procedures for the valuation of the Fund’s investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund’s securities and/or other assets.

Valuations of the Fund’s securities and other assets are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Fund’s officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System shall generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there is no sale on the valuation date, exchange-traded U.S. equity securities will be valued on the basis of the last bid price.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, under the Valuation Procedures, the Valuation Committee and GI are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Open-end investment companies are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are valued at the last quoted sale price.

U.S. Government securities are valued by independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value.

Typically, loans are valued using information provided by an independent third party pricing service that uses broker quotes, among other inputs. If the pricing service cannot or does not provide a valuation for a particular loan, or such valuation is deemed unreliable, such investment is valued based on a quote from a broker-dealer or is fair valued by the Valuation Committee.

Exchange-traded options are valued at the mean of the bid and ask prices on the principal exchange on which they are traded. Over-the-counter (“OTC”) options are valued using a price provided by a pricing service.

The value of futures contracts is accounted for using the unrealized appreciation or depreciation on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The value of interest rate swap agreements entered into by the Fund is accounted for using the unrealized appreciation or depreciation on the agreements that is determined using the previous day’s close price from the applicable exchange, adjusted for the current day’s spreads.

96 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The values of other swap agreements entered into by the Fund are accounted for using the unrealized appreciation or depreciation on the agreements that are determined by marking the agreements to the last quoted value of the index or other underlying positions that the swaps pertain to at the close of the NYSE.

Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by GI, subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value”. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

(b) U.S. Government and Agency Obligations

Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedule of Investments reflect the effective rates paid at the time of purchase by the Fund. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

(c) Senior Floating Rate Interests and Loan Investments

Senior floating rate interests in which the Fund invests generally pay interest rates which are periodically adjusted by reference to a base short-term floating rate, plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the one-month or three-month London Inter-Bank Offered Rate (“LIBOR”), (ii) the prime rate offered by one or more major United States banks, or (iii) the bank’s certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities disclosed in the Fund’s Schedule of Investments.

The Fund invests in loans and other similar debt obligations (“obligations”). A portion of the Fund’s investments in these obligations is sometimes referred to as “covenant lite” loans or obligations (“covenant lite obligations”), which are obligations that lack covenants or possess fewer or less restrictive covenants or constraints on borrowers than certain other types of

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

obligations. The Fund may also obtain exposure to covenant lite obligations through investment in securitization vehicles and other structured products. In recent market conditions, many new or reissued obligations have not featured traditional covenants, which are intended to protect lenders and investors by (i) imposing certain restrictions or other limitations on a borrower’s operations or assets or (ii) providing certain rights to lenders. The Fund may have fewer rights with respect to covenant lite obligations, including fewer protections against the possibility of default and fewer remedies in the event of default. As a result, investments in (or exposure to) covenant lite obligations are subject to more risk than investments in (or exposure to) certain other types of obligations. The Fund is subject to other risks associated with investments in (or exposure to) obligations, including that obligations may not be considered “securities” and, as a result, the Fund may not be entitled to rely on the anti-fraud protections under the federal securities laws and instead may have to resort to state law and direct claims.

(d) Interest on When-Issued Securities

The Fund may purchase and sell interests in securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, it may sell such securities before the settlement date.

(e) Short Sales

When the Fund engages in a short sale of a security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of cash and/or securities as collateral for short sales.

Fees, if any, paid to brokers to borrow securities in connection with short sales are recorded as interest expense. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the obligation to the lender and record this as an expense. Short dividend or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. The Fund may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short.

(f) Options

Upon the purchase of an option, the premium paid is recorded as an investment, the value of which is marked-to-market daily. If a purchased option expires, the Fund realizes a loss in the amount of the cost of the option. When the Fund enters into a closing sale transaction, it realizes a gain or loss depending on whether the proceeds from the closing sale transaction are greater

98 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

or less than the cost of the option. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security purchased by the Fund upon exercise increases by the premium originally paid.

When the Fund writes (sells) an option, an amount equal to the premium received is entered in that Fund’s accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When a written option expires, or if the Fund enters into a closing purchase transaction, it realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).

(g) Swap Agreements

Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized appreciation or depreciation. Payments received or made as a result of an agreement or termination of an agreement are recognized as realized gains or losses.

Upon entering into certain centrally-cleared swap transactions, a Fund is required to deposit with its clearing broker an amount of cash or securities as an initial margin. Subsequent variation margin receipts or payments are received or made by the Fund depending on fluctuations in the fair value of the reference entity and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Upfront payments received or made by a Fund on credit default swap agreements and interest rate swap agreements are amortized over the expected life of the agreement. Periodic payments received or paid by a Fund are recorded as realized gains or losses. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses.

(h) Forward Foreign Currency Exchange Contracts

The change in value of a forward foreign currency exchange contract is recorded as unrealized appreciation or depreciation until the contract is closed. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

(i) Currency Translations

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

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Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation, or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

The Fund does not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized gain or loss and unrealized appreciation or depreciation on investments.

Reported net realized foreign exchange gains and losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized appreciation and depreciation on foreign currency translations arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

(j) Foreign Taxes

The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income and foreign taxes on capital gains from sales of investments are included with the net realized gain (loss) on investments. Foreign taxes payable or deferred as of March 31, 2022, if any, are disclosed in the Fund’s Statement of Assets and Liabilities.

(k) Security Transactions

Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as a reduction to cost if the securities are still held and as realized gains if no longer held in the Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries, if any. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Interest income also includes paydown gains and losses on mortgage-backed and asset-backed securities and senior and subordinated loans. Amendment fees are earned as compensation for evaluating and accepting changes to the original loan agreement and are recognized when received. Dividend income from Real Estate Investment Trusts (“REITs”) is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

or reclassified to realized gains. The actual amounts of income, return of capital, and realized gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Income from residual collateralized loan obligations is recognized using the effective interest method. At the time of purchase, management estimates the future expected cash flows and determines the effective yield and estimated maturity date based on the estimated cash flows. Subsequent to the purchase, the estimated cash flows are updated periodically and a revised yield is calculated prospectively.

The Fund may receive other income from investments in senior loan interests including amendment fees, consent fees and commitment fees. For funded loans, these fees are recorded as income when received by the Fund and included in interest income on the Statement of Operations. For unfunded loans, commitment fees are included in realized gain on investments on the Statement of Operations at the end of the commitment period.

(l) Distributions

The Fund declares dividends from investment income daily. The Fund pays its shareholders from its net investment income monthly and distributes any net capital gains that it has realized, at least annually. Distributions to shareholders are recorded on the ex-dividend date. Dividends are reinvested in additional shares, unless shareholders request payment in cash. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for U.S. federal income tax purposes.

(m) Class Allocations

Interest and dividend income, most expenses, all realized gains and losses, and all unrealized appreciation and depreciation are allocated to the classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution and service fees are charged directly to specific classes. In addition, certain expenses have been allocated to the individual Funds in the Trust based on the respective net assets of each Fund included in the Trust.

(n) Earnings Credits

Under the fee arrangement with the custodian, the Fund may earn credits based on overnight custody cash balances. These credits are utilized to reduce related custodial expenses. The custodian fees disclosed in the Statement of Operations are before the reduction in expense from the related earnings credits, if any. Earnings credits for the period ended March 31, 2022, are disclosed in the Statement of Operations.

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(o) Cash

The Fund may leave cash overnight in its cash account with the custodian. Periodically, the Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 0.33% at March 31, 2022.

(p) Indemnifications

Under the Fund’s organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

(q) Special Purpose Acquisition Companies

The Fund may acquire an interest in a special purpose acquisition company (“SPAC”) in an initial public offering or a secondary market transaction. SPAC investments carry many of the same risks as investments in initial public offering securities, such as erratic price movements, greater risk of loss, lack of information about the issuer, limited operating and little public or no trading history, and higher transaction costs. An investment in a SPAC is typically subject to a higher risk of dilution by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC and interests in SPACs may be illiquid and/or be subject to restrictions on resale. A SPAC is a publicly traded company that raises investment capital for the purpose of acquiring the equity securities of one or more existing companies (or interests therein) via merger, combination, acquisition or other similar transactions. Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. government securities, money market securities and cash and does not typically pay dividends in respect of its common stock. SPAC investments are also subject to the risk that a significant portion of the funds raised by the SPAC may be expended during the search for a target acquisition or merger and that the SPAC may have limited time in which to conduct due diligence on potential business combination targets. Because SPACs are in essence blank check companies without operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Among other conflicts of interest, the economic interests of the management, directors, officers and related parties of a SPAC can differ from the economic interests of public shareholders, which may lead to conflicts as they evaluate, negotiate and recommend business combination transactions to shareholders. This risk may become more acute as the deadline for the completion of a business combination nears. There is no guarantee that the SPACs in which the Fund invests will complete an acquisition or that any acquisitions that are completed will be profitable.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Note 2 – Financial Instruments and Derivatives

As part of its investment strategy, the Fund utilizes short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of amounts recognized on the Statement of Assets and Liabilities. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Financial Statements.

Short Sales

A short sale is a transaction in which the Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Fund utilized derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Income: the use of any instrument that distributes cash flows typically based upon some rate of interest.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

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Options Purchased and Written

A call option on a security gives the purchaser of the option the right to buy, and the writer of a call option the obligation to sell, the underlying security. The purchaser of a put option has the right to sell, and the writer of the put option the obligation to buy, the underlying security at any time during the option period. The risk associated with purchasing options is limited to the premium originally paid.

The following table represents the Fund’s use and volume of call/put options purchased on a monthly basis:

	Average Notional Amount
Use	Call	Put
Duration, Hedge	$10,141,800,000	$153,205,641

The risk in writing a call option is that a Fund may incur a loss if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there may be an imperfect correlation between the movement in prices of options and the underlying securities where a Fund may not be able to enter into a closing transaction because of an illiquid secondary market; or, for OTC options, a Fund may be at risk because of the counterparty’s inability to perform.

The following table represents the Fund’s use and volume of call/put options written on a monthly basis:

	Average Notional Amount
Use	Call	Put
Hedge	$743,232	$153,205,641

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing OTC swaps, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a Fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

There is no guarantee that a fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as an index) for a fixed or variable interest rate. Total return swaps will usually be computed based on the current value of the reference asset as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing total return swaps, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying reference asset declines in value.

The following table represents the Fund’s use and volume of total return swaps on a monthly basis:

	Average Notional Amount
Use	Long	Short
Income, Index exposure	$12,192,635	$—

Interest rate swaps involve the exchange by the Fund with another party for its respective commitment to pay or receive a fixed or variable interest rate on a notional amount of principal. Interest rate swaps are generally centrally-cleared, but central clearing does not make interest rate swap transactions risk free.

The following table represents the Fund’s use and volume of interest rate swaps on a monthly basis:

	Average Notional Amount
Use	Pay Floating Rate	Receive Floating Rate
Duration, Hedge	$528,333,333	$541,000,000

Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. The Fund enters into credit default swaps as a “seller” or “buyer” of protection primarily to gain or reduce exposure to the investment grade and/or high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. The buyer in a credit default swap is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If a credit event occurs, as defined under the terms of the swap agreement, the seller will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The notional amount reflects the maximum potential amount the seller of credit protection could be required to pay to the buyer if a credit event occurs. The seller of protection receives periodic premium payments from the buyer and may also receive or pay an upfront premium adjustment to the stated periodic payments. In the event a credit default occurs on a credit default swap referencing an index, a factor adjustment will take place and the buyer of protection will receive a payment reflecting the par less the default recovery rate of the defaulted index component based on its weighting in the index. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the fund selling the credit protection. For a fund utilizing centrally cleared credit default swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. For OTC credit default swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which a fund is selling credit protection, the default of a third party issuer.

The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The following table represents the Fund’s use and volume of credit default swaps on a monthly basis:

	Average Notional Amount
Use	Protection Sold	Protection Purchased
Income, Index Exposure	$—	$38,716,667

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Fund may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following table represents the Fund’s use and volume of forward foreign currency exchange contracts on a monthly basis:

	Average Value
Use	Purchased	Sold
Hedge, Income	$89,821,014	$699,796,286

Derivative Investment Holdings Categorized by Risk Exposure

The following is a summary of the location of derivative investments on the Fund’s Statement of Assets and Liabilities as of March 31, 2022:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Currency forward contracts	Unrealized appreciation on foreign currency exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts
Interest rate swap contracts	Variation margin on interest rate swap agreements	Unamortized upfront premiums received on interest rate swap agreements
Credit contracts on swaps	Unrealized appreciation on OTC swap agreements
Equity/Interest rate option contracts	Investments in unaffiliated issuers, at value	Options written, at value

The following tables set forth the fair value of the Fund’s derivative investments categorized by primary risk exposure at March 31, 2022:

Asset Derivative Investments Value
Swaps Interest Rate Risk*	Swaps Credit Risk*	Options Written Equity Risk	Forward Foreign Currency Exchange Risk	Options Purchased Interest Rate Risk	Total Value at March 31, 2022
$—	$631,190	$—	4,648,476	$1,117,618	$6,397,284

Liability Derivative Investments Value
Swaps Interest Rate Risk*	Swaps Credit Risk*	Options Written Equity Risk	Forward Foreign Currency Exchange Risk	Options Purchased Interest Rate Risk	Total Value at March 31, 2022
$19,720,494	$—	$16,955	8,670,856	$—	$28,408,305

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

*

Includes cumulative appreciation (depreciation) of exchange-traded, OTC and centrally-cleared derivatives contracts as reported on the Schedule of Investments. For exchange-traded and centrally-cleared derivatives, variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location of derivative investments on the Fund’s Statement of Operations for the period ended March 31, 2022:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Currency forward contracts	Net realized gain (loss) on forward foreign currency exchange contracts
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts
Equity/Interest rate option contracts	Net realized gain (loss) on options purchased
Net realized gain (loss) on options written
Net change in unrealized appreciation (depreciation) on options purchased
Net change in unrealized appreciation (depreciation) on options written
Interest rate/Credit swap contracts	Net realized gain (loss) on swap agreements
Net change in unrealized appreciation (depreciation) on swap agreements

The following is a summary of the Fund’s realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Statement of Operations categorized by primary risk exposure for the period ended March 31, 2022:

Realized Gain (Loss) on Derivative Investments Recognized on the Statement of Operations
Swaps Interest Rate Risk	Swaps Credit Risk	Options Written Equity Risk	Options Purchased Equity Risk	Forward Foreign Currency Exchange Risk	Options Purchased Interest Rate Risk	Total
$ 82,324,518	$(307,323)	$11,507,718	$(24,540,820)	$54,358,085	$—	$123,342,178

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statement of Operations
Swaps Interest Rate Risk	Swaps Credit Risk	Options Written Equity Risk	Options Purchased Equity Risk	Forward Foreign Currency Exchange Risk	Options Purchased Interest Rate Risk	Total
$ (106,425,693)	$816,915	$(2,030,454)	$(2,235,520)	$(27,314,093)	$(52,093,945)	$(189,282,790)

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

In conjunction with short sales and the use of derivative instruments, the Fund is required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Fund uses margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Fund as collateral.

Foreign Investments

There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. A fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Fund may incur transaction costs in connection with conversions between various currencies. The Fund may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risks may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Note 3 – Offsetting

In the normal course of business, the Fund enters into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Fund to counteract the exposure to a specific counterparty with collateral received from or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, are reported separately on the Statement of Assets and Liabilities as segregated cash with broker/receivable for variation margin, or payable for swap settlement/variation margin. Cash and/or securities pledged or received as collateral by the Fund in connection with an OTC derivative subject to an ISDA Master Agreement generally may not be invested, sold or rehypothecated by the counterparty or the Fund, as applicable, absent an event of default under such agreement, in which case such collateral generally may be applied towards obligations due to and payable by such counterparty or the Fund, as applicable. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes to be of good standing and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following tables present derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements:

				Gross Amounts Not Offset in the Statement of Assets and Liabilities
Instrument	Gross Amounts of Recognized Assets[1]	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amount of Assets Presented on the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Credit Index Swap Agreements	$631,190	$—	$631,190	$(179,428)	$(451,762)	$—
Forward foreign currency exchange contracts	4,648,476	—	4,648,476	(1,358,482)	(3,270,102)	19,892
Options Purchased	1,117,618	—	1,117,618	(841,288)	(276,330)	—

				Gross Amounts Not Offset in the Statement of Assets and Liabilities
Instrument	Gross Amounts of Recognized Liabilities[1]	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amount of Liabilities Presented on the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Forward foreign currency exchange contracts	$8,670,856	$—	$8,670,856	$(2,379,198)	$—	$6,291,658

[1]	Exchange-traded or centrally-cleared derivatives are excluded from these reported amounts.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The Fund has the right to offset deposits against any related derivative liabilities outstanding with each counterparty with the exception of exchange-traded or centrally-cleared derivatives. The following table presents deposits held by others in connection with derivative investments as of March 31, 2022.

Counterparty	Asset Type	Cash Pledged	Cash Received
BofA Securities, Inc.	Interest rate swap agreements	$20,154,611	$20,921,167
Goldman Sachs International	Forward foreign currency exchange contracts, Options, Credit index swap agreements	—	4,660,031
Morgan Stanley Capital Services LLC	Forward foreign currency exchange contracts, Options	—	460,000
		20,154,611	26,041,198

Note 4 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 —	quoted prices in active markets for identical assets or liabilities.

Level 2 —	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent pricing services are used to value a majority of the Fund’s investments. When values are not available from a pricing service, they will be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information and analysis. A significant portion of the Fund’s assets and liabilities are categorized as Level 2, as indicated in this report.

112 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may also be used to value the Fund’s assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although quotes are typically received from established market participants, the Fund may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in a quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.

Certain loans and other securities are valued using a single daily broker quote or a price from a third party vendor based on a single daily or monthly broker quote.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 5 – Investment Advisory Agreement and Other Agreements

Under the terms of an investment advisory contract, the Fund pays GI investment advisory fees calculated at an annualized rate of 0.39% of the average daily net assets of the Fund.

GI pays operating expenses on behalf of the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, among others, on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Board has adopted Distribution Plans related to the offering of A-Class, C-Class and P-Class shares pursuant to Rule 12b-1 under the 1940 Act. The plans provide for payments at an annual rate of 0.25% of the average daily net assets of the Fund’s A-Class and P-Class shares, and 1.00% of the average daily net assets of the Fund’s C-Class shares.

The investment advisory contract for the Fund provides that the total expenses be limited to a percentage of average net assets for each class of shares, exclusive of brokerage costs, dividends or interest on securities sold short, expenses of other investment companies in which the Fund invests, interest, taxes, litigation, indemnification and extraordinary expenses. The limits are listed below:

	Limit	Effective Date	Contract End Date
A-Class	0.79%	11/20/17	02/01/23
C-Class	1.54%	11/20/17	02/01/23
P-Class	0.79%	11/20/17	02/01/23
Institutional Class	0.50%	11/30/12	02/01/23
R6-Class	0.50%	10/19/16	02/01/23

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

GI is entitled to reimbursement by the Fund for fees waived or expenses reimbursed during any of the previous 36 months, beginning on the date of the expense limitation agreement, if on any day the estimated operating expenses are less than the indicated percentages. For purposes of this arrangement, GI is entitled to recoupment of previously waived fees or reimbursed expenses for 36 months from the date of the waiver or reimbursement by GI. At March 31, 2022, the amount of fees waived or expenses reimbursed that are subject to recoupment and will expire during the years ended September 30, are presented in the following table:

	2022	2023	2024	2025	Total
A-Class	$957,738	$440,686	$421,811	$120,427	$1,940,662
C-Class	136,977	133,369	174,119	65,698	510,163
P-Class	523,005	636,580	783,250	592,829	2,535,664
Institutional Class	6,830,951	8,669,558	16,070,214	10,671,861	42,242,584
R6-Class	—	—	—	—	—

For the period ended March 31, 2022, GI recouped $22,834 from the Fund.

If the Fund invests in a fund that is advised by the same adviser or an affiliated adviser, the investing Fund’s adviser has agreed to waive fees at the investing fund level to the extent necessary to offset the proportionate share of any management fee paid by the Fund with respect to its investment in such affiliated fund. Fee waivers will be calculated at the investing Fund level without regard to any expense cap, if any, in effect for the investing Fund. Fees waived under this arrangement are not subject to reimbursement to GI. For the period ended March 31, 2022, the Fund waived $32,859 related to investments in affiliated funds.

For the period ended March 31, 2022, GFD retained sales charges of $94,675 relating to sales of A-Class shares of the Trust.

Certain trustees and officers of the Trust are also officers of GI and/or GFD. The Trust does not compensate its officers or trustees who are officers, directors and/or employees of GI or GFD.

MUFG Investor Services (US), LLC (“MUIS”) acts as the Fund’s administrator, transfer agent and accounting agent. As administrator, transfer agent and accounting agent, MUIS maintains the books and records of the Fund’s securities and cash. The Bank of New York Mellon Corp. (“BNY”) acts as the Fund’s custodian. As custodian, BNY is responsible for the custody of the Fund’s assets. For providing the aforementioned administrative and accounting services, MUIS is entitled to receive a monthly fee equal to a percentage of the Fund’s average daily net assets and out of pocket expenses. For providing the aforementioned transfer agent and custodian services, MUIS and BNY are entitled to receive a monthly fee based on the number of transactions during the month and the number of accounts under management, subject to certain minimum monthly fees, and out of pocket expenses.

114 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Note 6 – Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities and agrees to repurchase them at a particular price at a future date. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

For the period ended March 31, 2022, the Fund entered into reverse repurchase agreements as follows:

Number of Days Outstanding	Balance at March 31, 2022	Average Balance Outstanding	Average Interest Rate
182	$1,405,450,380	$1,623,066,961	(0.04%)

The following table presents reverse repurchase agreements that are subject to netting arrangements and offset in the Statement of Assets of Liabilities in conformity with U.S. GAAP:

				Gross Amounts Not Offset in the Statement of Assets and Liabilities
Instrument	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amount of Liabilities Presented on the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Reverse repurchase agreements	$1,405,450,380	$—	$1,405,450,380	$(1,405,450,380))	$—	$—

As of March 31, 2022, the Fund had outstanding reverse repurchase agreements with various counterparties. Details of the reverse repurchase agreements by counterparty are as follows:

Counterparty	Interest Rate(s)	Maturity Date(s)	Face Value
BofA Securities, Inc.	0.17%	04/01/22	$334,689,080
Citigroup Global Markets, Inc.	0.18%	04/01/22	286,945,140
Goldman Sachs & Co. LLC	0.18%	04/01/22	382,413,514
Goldman Sachs & Co. LLC	(1.50%)	Open Maturity	6,997,912
J.P. Morgan Securities LLC	0.18%	04/01/22	383,501,918
RBC Capital Markets LLC	0.15%	Open Maturity	10,902,816
Total			$1,405,450,380

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following is a summary of the remaining contractual maturities of the reverse repurchase agreements outstanding as of year end, aggregated by asset class of the related collateral pledged by the Fund:

Asset Type	Up to 30 days	Overnight and continuous	Total
Corporate Bonds	$—	$6,997,912	$6,997,912
Federal Agency Bonds	1,387,549,652	10,902,816	1,398,452,468
Gross amount of recognized liabilities for reverse repurchase agreements	$1,387,549,652	$17,900,728	$1,405,450,380

Note 7 – Federal Income Tax Information

The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Fund from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund’s U.S. federal income tax returns are subject to examination by the Internal Revenue Service (“IRS”) for a period of three years after they are filed.

At March 31, 2022, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$26,812,112,127	$89,722,845	$(1,493,587,971)	$(1,403,865,126)

116 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Note 8 – Securities Transactions

For the period ended March 31, 2022, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Purchases	Sales
$3,186,519,479	$2,931,303,965

For the period ended March 31, 2022, the cost of purchases and proceeds from sales of government securities were as follows:

Purchases	Sales
$4,323,870,707	$4,861,063,086

The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price to save costs, where permissible. For the period ended March 31, 2022, the Fund engaged in purchases and sales of securities, pursuant to Rule 17a-7 of the 1940 Act, as follows:

Purchases	Sales	Realized Gain
$36,129,637	$16,660,296	$674,516

Note 9 – Unfunded Loan Commitments

Pursuant to the terms of certain loan agreements, the Fund held unfunded loan commitments as of March 31, 2022. The Fund is obligated to fund these loan commitments at the borrower’s discretion.

Borrower	Maturity Date	Face Amount	Value
Athenahealth Group, Inc.	02/15/29	$1,028,986	$12,605
Authentic Brands	12/10/28	19,197,015	335,948
Aveanna Healthcare LLC	07/17/28	113,208	3,141
CapStone Acquisition Holdings, Inc.	11/12/27	750,080	1,253
Confluent Health LLC	11/30/28	1,654,867	20,686
CTL Logistics	08/10/42	692,113	71,950
Higginbotham Insurance Agency, Inc.	11/25/26	9,935,958	115,272
Hillman Group, Inc.	07/14/28	2,330,014	46,111
Icebox Holdco	12/22/28	3,642,857	54,643

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Borrower	Maturity Date	Face Amount	Value
MB2 Dental Solutions LLC	01/29/27	$9,385,907	$151,101
Pacific Bells, LLC	11/10/28	238,660	2,685
SCP Eye Care Services LLC	03/16/28	1,270,455	22,233
Service Logic Acquisition, Inc.	10/29/27	955,299	11,148
Venture Global Calcasieu Pass LLC	08/19/26	1,289,798	6,449
		$52,485,217	$855,225

Note 10 – Restricted Securities

The securities below are considered illiquid and restricted under guidelines established by the Board:

Restricted Securities	Acquisition Date	Cost	Value
ACRE Commercial Mortgage Ltd.
2021-FL4, 1.87% (1 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 12/18/37[1]	01/21/21	$3,100,000	$3,049,737
ACRE Commercial Mortgage Ltd.
2021-FL4, 1.89% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 12/18/37[1]	01/21/21	3,100,000	3,038,604
ACRES Commercial Realty Ltd.
2021-FL1, 3.09% (1 Month USD LIBOR + 2.65%, Rate Floor: 2.65%) due 06/15/36[1]	05/07/21	11,750,000	11,366,514
ACRES Commercial Realty Ltd.
2021-FL2, 2.69% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 01/15/37[1]	12/07/21	10,100,000	9,925,223
ACRES Commercial Realty Ltd.
2021-FL2, 2.19% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 01/15/37[1]	12/07/21	3,500,000	3,440,230
Anchorage Credit Funding Ltd.
2021-13A, 3.23% due 07/27/39	05/25/21	6,345,000	6,246,403
Anchorage Credit Funding Ltd.
2021-13A, 3.65% due 07/27/39	06/30/21	1,950,000	1,908,717
Atlantic Marine Corporations Communities LLC
5.37% due 12/01/50	02/02/17	775,287	792,863
Atlas Mara Ltd.
due 12/31/21[2]	10/01/15	6,564,181	4,719,000
BDS Ltd.
2020-FL5, 1.97% (30 Day Average SOFR + 1.91%, Rate Floor: 1.80%) due 02/16/37[1]	07/27/20	4,321,054	4,381,529
BDS Ltd.
2021-FL9, 2.72% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 11/16/38[1]	10/01/21	4,400,000	4,172,120
BDS Ltd.
2020-FL5, 1.52% (30 Day Average SOFR + 1.46%, Rate Floor: 1.35%) due 02/16/37[1]	06/08/20	3,134,734	3,155,227

118 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Restricted Securities	Acquisition Date	Cost	Value
BRSP Ltd.
2021-FL1, 3.15% (1 Month USD LIBOR + 2.70%, Rate Floor: 2.70%) due 08/19/38[1]	07/12/21	$3,800,000	$3,765,274
BSPDF Issuer Ltd.
2021-FL1, 1.99% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 10/15/36[1]	10/06/21	6,500,000	6,434,439
BSPDF Issuer Ltd.
2021-FL1, 2.94% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 10/15/36[1]	10/06/21	3,500,000	3,390,293
BSPRT Issuer Ltd.
2021-FL7, 2.70% (1 Month USD LIBOR + 2.30%, Rate Floor: 2.30%) due 12/15/38[1]	12/09/21	7,250,000	7,095,056
BSPRT Issuer Ltd.
2021-FL6, 2.45% (1 Month USD LIBOR + 2.05%, Rate Floor: 2.05%) due 03/15/36[1]	03/15/21	5,550,000	5,379,961
BSPRT Issuer Ltd.
2021-FL7, 2.45% (1 Month USD LIBOR + 2.05%, Rate Floor: 2.05%) due 12/15/38[1]	12/09/21	4,875,000	4,820,210
BXMT Ltd.
2020-FL3, 2.32% (30 Day Average SOFR + 2.26%, Rate Floor: 2.15%) due 11/15/37[1]	10/20/20	10,600,000	10,514,223
BXMT Ltd.
2020-FL2, 1.82% (30 Day Average SOFR + 1.76%, Rate Floor: 1.65%) due 02/15/38[1]	09/25/20	5,281,934	5,241,734
BXMT Ltd.
2020-FL2, 1.32% (30 Day Average SOFR + 1.26%, Rate Floor: 1.15%) due 02/15/38[1]	06/03/20	5,107,108	5,118,804
Cascade Funding Mortgage Trust
2018-RM2, 4.00% (WAC) due 10/25/68[1]	11/02/18	10,657,571	10,690,254
Cascade Funding Mortgage Trust
2019-RM3, 2.80% (WAC) due 06/25/69[1]	06/25/19	7,888,616	7,751,004
Central Storage Safety Project Trust
4.82% due 02/01/38	02/02/18	19,909,477	17,306,789
CHCP Ltd.
2021-FL1, 1.82% (30 Day Average SOFR + 1.76%, Rate Floor: 1.65%) due 02/15/38[1]	02/12/21	5,900,000	5,798,920
CHCP Ltd.
2021-FL1, 2.27% (30 Day Average SOFR + 2.21%, Rate Floor: 2.10%) due 02/15/38[1]	02/12/21	2,950,000	2,884,350
Copper River CLO Ltd.
2007-1A, due 01/20/21[3]	05/09/14	—	300
FKRT
2.21% due 11/30/58	09/24/21	117,199,147	112,863,560
FS Rialto
2021-FL3, 2.23% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 11/16/36[1]	10/21/21	8,000,000	7,861,380

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Restricted Securities	Acquisition Date	Cost	Value
GPMT Ltd.
2019-FL2, 2.35% (1 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 02/22/36[1]	07/23/20	$12,654,790	$12,685,203
GPMT Ltd.
2019-FL2, 1.47% (1 Month USD LIBOR + 1.30%, Rate Floor: 1.30%) due 02/22/36[1]	01/21/20	9,251,442	9,242,810
Greystone Commercial Real Estate Notes
2021-FL3, 2.40% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 07/15/39[1]	07/29/21	12,000,000	11,638,828
HERA Commercial Mortgage Ltd.
2021-FL1, 1.52% (1 Month USD LIBOR + 1.05%, Rate Floor: 1.05%) due 02/18/38[1]	02/10/21	10,000,000	9,876,355
HGI CRE CLO Ltd.
2021-FL2, 1.93% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 09/17/36[1]	09/17/21	5,000,000	4,864,500
HGI CRE CLO Ltd.
2021-FL2, 2.23% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 09/17/36[1]	09/17/21	1,000,000	983,160
LoanCore Issuer Ltd.
2019-CRE2, 2.10% (1 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 05/15/36[1]	06/17/20	11,410,436	11,474,649
LoanCore Issuer Ltd.
2021-CRE4, 2.66% (30 Day Average SOFR + 2.61%, Rate Floor: 2.50%) due 07/15/35[1]	09/16/21	5,600,653	5,506,861
LoanCore Issuer Ltd.
2019-CRE3, 1.45% (1 Month USD LIBOR + 1.05%, Rate Floor: 1.05%) due 04/15/34[1]	01/30/20	4,983,899	4,968,234
LoanCore Issuer Ltd.
2019-CRE3, 2.00% (1 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 04/15/34[1]	07/27/20	4,332,678	4,359,543
LSTAR Securities Investment Ltd.
2021-1, 2.03% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 02/01/26[1]	02/04/21	43,859,265	43,498,873
LSTAR Securities Investment Ltd.
2021-2, 1.93% (1 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 03/02/26[1]	03/17/21	28,678,838	28,473,282
MF1 Multifamily Housing Mortgage Loan Trust
2021-FL6, 3.02% (1 Month USD LIBOR + 2.55%, Rate Floor: 2.55%) due 07/16/36[1]	06/10/21	3,800,000	3,739,565
Princess Juliana International Airport Operating Company N.V.
5.50% due 12/20/27	12/17/12	1,562,569	1,391,433
STWD Ltd.
2019-FL1, 2.02% (1 Month Term SOFR + 1.71%, Rate Floor: 1.60%) due 07/15/38[1]	06/29/20	11,068,707	11,106,264

120 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Restricted Securities	Acquisition Date	Cost	Value
STWD Ltd.
2019-FL1, 2.37% (1 Month Term SOFR + 2.06%, Rate Floor: 1.95%) due 07/15/38[1]	01/05/21	$8,784,182	$8,647,500
STWD Ltd.
2021-FL2, 2.57% (1 Month USD LIBOR + 2.10%, Rate Floor: 2.10%) due 04/18/38[1]	04/19/21	2,820,000	2,745,222
STWD Ltd.
2019-FL1, 1.82% (1 Month Term SOFR + 1.51%, Rate Floor: 1.40%) due 07/15/38[1]	08/14/20	2,184,352	2,188,635
Towd Point Revolving Trust
4.83% due 09/25/64	03/17/22	81,498,908	81,567,567
TRTX Issuer Ltd.
2019-FL3, 1.32% (30 Day Average SOFR + 1.26%, Rate Floor: 1.15%) due 10/15/34[1]	07/23/20	1,911,789	1,914,878
TRTX Issuer Ltd.
2019-FL3, 1.92% (30 Day Average SOFR + 1.86%, Rate Floor: 1.75%) due 10/15/34[1]	01/05/21	1,492,504	1,491,530
		$547,904,121	$535,477,610

[1]

Variable rate security. Rate indicated is the rate effective at March 31, 2022. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[2]	Security is in default of interest and/or principal obligations.
[3]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.

Note 11 – Line of Credit

The Trust, along with other affiliated trusts, secured a 364-day committed, $1,230,000,000 line of credit from Citibank, N.A., which was in place through October 1, 2021, at which time the line of credit was renewed. A Fund may draw (borrow) from the line of credit as a temporary measure for emergency purposes, to facilitate redemption requests, or for other short-term liquidity purposes consistent with the Fund’s investment objective and program. For example, it may be advantageous for the Fund to borrow money rather than sell existing portfolio positions to meet redemption requests. Fees related to borrowings, if any, vary under this arrangement between the greater of Citibank’s “base rate”, LIBOR plus 1%, or the federal funds rate plus 1/2 of 1%.

The commitment fee that may be paid by the Fund is at an annualized rate of 0.15% of the average daily amount of its allocated unused commitment amount. The commitment fee amount is allocated to the individual Funds based on the respective net assets of each participating Fund and is referenced in the Statement of Operations under “Line of credit fees”. The Fund did not have any borrowings under this agreement as of and for the period ended March 31, 2022.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(concluded)

Note 12 – COVID-19 and Other Market Risks

The outbreak of COVID-19 and the recovery response has caused and continues to cause at times reduced consumer demand and economic output, supply chain disruptions, and market closures, travel restrictions, quarantines, and disparate global vaccine distributions. As with other serious economic disruptions, governmental authorities and regulators have responded in recent years to this situation with significant fiscal and monetary policy changes. These included providing direct capital infusions into companies, introducing new monetary programs, and lowering interest rates. In some cases, these responses resulted in high inflation, low interest rates, and negative interest rates. Recently, the United States and other governments have also made investments and engaged in infrastructure modernization projects that have also increased public debt and spending. These actions, including their reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets, reduce market liquidity, continue to cause higher inflation, heighten investor uncertainty, and adversely affect the value of the Fund’s investments and the performance of the Fund. These actions also contribute to a risk that asset prices have a high degree of correlation across markets and asset classes. The duration and extent of COVID-19 over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Fund will depend on future developments, which are highly uncertain and difficult to predict.

The value of, or income generated by, the investments held by the Fund are subject to the possibility of rapid and unpredictable fluctuation, and loss. These movements may result from factors affecting individual companies, or from broader influences, including real or perceived changes in prevailing interest rates, changes in inflation rates or expectations about inflation rates (which are currently elevated relative to normal conditions), adverse investor confidence or sentiment, changing economic, political, social or financial market conditions, increased instability or general uncertainty, environmental disasters, governmental actions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, actual or threatened wars or other armed conflicts (such as the current Russia-Ukraine conflict and its risk of expansion or collateral economic and other effects) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Changing economic, political, geopolitical, social, or, financial market or other conditions in one country or geographic region could adversely affect the value, yield and return of the investments held by the Fund in a different country or geographic region and economies, markets and issuers generally because of the increasingly interconnected global economies and financial markets.

Note 13 – Subsequent Events

The Fund evaluated subsequent events through the date the financial statements were available for issue and determined there were no material events that would require adjustment to or disclosure in the Fund’s financial statements.

122 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

OTHER INFORMATION (Unaudited)

Guggenheim Partners Advisors, LLC

The Investment Adviser engaged Guggenheim Partners Advisors, LLC to provide investment sub-advisory services to the Fund, effective April 29, 2022. Guggenheim Partners Advisors, LLC assists the Investment Adviser in the supervision and direction of the investment strategy of the Fund in accordance with the Fund’s investment objectives, policies, and restrictions. The Investment Adviser, and not the Fund, compensates Guggenheim Partners Advisors, LLC for these services.

Delivery of Shareholder Reports

Paper copies of the Fund’s annual and semi-annual shareholder reports are not sent by mail, unless you specifically request paper copies of the reports from a fund or from your financial intermediary. Instead, the reports are made available on a website, and you are notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future shareholder reports in paper free of charge. If you hold shares of a fund directly, you can inform the Fund that you wish to receive paper copies of reports by calling 800.820.0888. If you hold shares of a fund through a financial intermediary, please contact the financial intermediary to make this election. Your election to receive reports in paper may apply to all Guggenheim Funds in which you are invested and may apply to all Guggenheim funds held with your financial intermediary.

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. The Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Fund usually classifies sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

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OTHER INFORMATION (Unaudited) (concluded)

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Fund’s Forms N-PORT and N-Q are available on the SEC’s website at https://www.sec.gov. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

124 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge, upon request, by visiting guggenheiminvestments.com or by calling 800.820.0888.

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES
Randall C. Barnes (1951)	Trustee and Chair of the Valuation Oversight Committee	Since 2014 (Trustee) Since 2020 (Chair of the Valuation Oversight Committee)	Current: Private Investor (2001-present). Former: Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997); President, Pizza Hut International (1991-1993); Senior Vice President, Strategic Planning and New Business Development, PepsiCo, Inc. (1987-1990).	155

Current: Advent Convertible and Income Fund (2005-present); Purpose Investments Funds (2013-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2004-March 2022); Guggenheim Enhanced Equity Income Fund (2005-2021); Guggenheim Credit Allocation Fund (2013-2021).

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES - continued
Angela Brock-Kyle (1959)	Trustee	Since 2019	Current: Founder and Chief Executive Officer, B.O.A.R.D.S. (2013-present). Former: Senior Leader, TIAA (1987-2012).	154

Current: Bowhead Insurance GP, LLC (2020-present); Hunt Companies, Inc. (2019-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2019-March 2022); Guggenheim Enhanced Equity Income Fund (2019-2021); Guggenheim Credit Allocation Fund (2019-2021); Infinity Property & Casualty Corp. (2014-2018).

Thomas F. Lydon, Jr. (1960)	Trustee and Chair of the Contracts Review Committee	Since 2019 (Trustee) Since 2020 (Chair of the Contracts Review Committee)	Current: President, Global Trends Investments (1996-present); Chief Executive Officer, ETF Flows, LLC (2019-present); Chief Executive Officer, Lydon Media (2016-present); Director, GDX Index Partners, LLC (2021-present).	154

Current: US Global Investors, Inc. (GROW) (1995-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2019-March 2022); Guggenheim Enhanced Equity Income Fund (2019-2021); Guggenheim Credit Allocation Fund (2019-2021); Harvest Volatility Edge Trust (3) (2017-2019).

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES - continued
Ronald A. Nyberg (1953)	Trustee and Chair of the Nominating and Governance Committee	Since 2014	Current: Of Counsel, Momkus LLP (2016-present). Former: Partner, Nyberg & Cassioppi, LLC (2000-2016); Executive Vice President, General Counsel, and Corporate Secretary, Van Kampen Investments (1982-1999).	155

Current: Advent Convertible and Income Fund (2005-present); PPM Funds (2) (2018-present); NorthShore-Edward-Elmhurst Health (2012-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2004-March 2022); Guggenheim Enhanced Equity Income Fund (2005-2021); Guggenheim Credit Allocation Fund (2013-2021); Western Asset Inflation-Linked Opportunities & Income Fund (2004-2020); Western Asset Inflation-Linked Income Fund (2003-2020).

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES - continued
Sandra G. Sponem (1958)	Trustee and Chair of the Audit Committee	Since 2019 (Trustee) Since 2020 (Chair of the Audit Committee)	Current: Retired. Former: Senior Vice President and Chief Financial Officer, M.A. Mortenson-Companies, Inc. (2007-2017).	154

Current: SPDR Series Trust (81) (2018-present); SPDR Index Shares Funds (30) (2018-present); SSGA Active Trust (14) (2018-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2004-March 2022); Guggenheim Enhanced Equity Income Fund (2019-2021); Guggenheim Credit Allocation Fund (2019-2021); SSGA Master Trust (1) (2018-2020).

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES - concluded
Ronald E. Toupin, Jr. (1958)	Trustee, Chair of the Board and Chair of the Executive Committee	Since 2014

Current: Portfolio Consultant (2010-present); Member, Governing Council, Independent Directors Council (2013-present); Governor, Board of Governors, Investment Company Institute (2018-present).

Former: Member, Executive Committee, Independent Directors Council (2016-2018); Vice President, Manager and Portfolio Manager, Nuveen Asset Management (1998-1999); Vice President, Nuveen Investment Advisory Corp. (1992-1999); Vice President and Manager, Nuveen Unit Investment Trusts (1991-1999); and Assistant Vice President and Portfolio Manager, Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (1982-1999).

154

Former: Fiduciary/Claymore Energy Infrastructure Fund (2004-March 2022); Guggenheim Enhanced Equity Income Fund (2005-2021); Guggenheim Credit Allocation Fund (2013-2021); Western Asset Inflation-Linked Opportunities & Income Fund (2004-2020); Western Asset Inflation-Linked Income Fund (2003-2020).

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INTERESTED TRUSTEE
Amy J. Lee**** (1961)	Trustee, Vice President and Chief Legal Officer	Since 2018 (Trustee) Since 2014 (Chief Legal Officer) Since 2007 (Vice President)	Current: Interested Trustee, certain other funds in the Fund Complex (2018-present); Chief Legal Officer, certain other funds in the Fund Complex (2014-present); Vice President, certain other funds in the Fund Complex (2007-present); Senior Managing Director, Guggenheim Investments (2012-present). Former: President and Chief Executive Officer, certain other funds in the Fund Complex (2017-2019); Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).	154	Former: Fiduciary/Claymore Energy Infrastructure Fund (2004-March 2022);Guggenheim Enhanced Equity Income Fund (2018-2021); Guggenheim Credit Allocation Fund (2018-2021).

*	The business address of each Trustee is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each Trustee serves an indefinite term, until his or her successor is elected and qualified. Time served includes time served in the respective position for the Predecessor Corporation.
***

Each Trustee also serves on the Boards of Trustees of Guggenheim Funds Trust, Guggenheim Variable Funds Trust, Guggenheim Strategy Funds Trust, Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust, Guggenheim Strategic Opportunities Fund, Guggenheim Energy & Income Fund, Guggenheim Active Allocation Fund, Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust and Transparent Value Trust. Messrs. Barnes and Nyberg also serve on the Board of Trustees of Advent Convertible & Income Fund.

****	This Trustee is deemed to be an “interested person” of the Funds under the 1940 Act by reason of her position with the Funds’ Investment Manager and/or the parent of the Investment Manager.

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years
OFFICERS
Brian E. Binder (1972)	President and Chief Executive Officer	Since 2018

Current: President and Chief Executive Officer, certain other funds in the Fund Complex (2018-present); President, Chief Executive Officer and Chairman of the Board of Managers, Guggenheim Funds Investment Advisors, LLC (2018-present); President and Chief Executive Officer, Security Investors, LLC (2018-present); Board Member of Guggenheim Partners Fund Management (Europe) Limited (2018-present); Senior Managing Director and President of Mutual Funds Boards, Guggenheim Investments (2018-present).

Former: Managing Director and President, Deutsche Funds, and Head of US Product, Trading and Fund Administration, Deutsche Asset Management (2013-2018); Managing Director, Head of Business Management and Consulting, Invesco Ltd. (2010-2012).

James M. Howley (1972)	Assistant Treasurer	Since 2014

Current: Managing Director, Guggenheim Investments (2004-present); Assistant Treasurer, certain other funds in the Fund Complex (2006-present).

Former: Manager, Mutual Fund Administration of Van Kampen Investments, Inc. (1996-2004).

Mark E. Mathiasen (1978)	Secretary	Since 2014	Current: Secretary, certain other funds in the Fund Complex (2007-present); Managing Director, Guggenheim Investments (2007-present).
Glenn McWhinnie (1969)	Assistant Treasurer	Since 2016	Current: Vice President, Guggenheim Investments (2009-present); Assistant Treasurer, certain other funds in the Fund Complex (2016-present).
Michael P. Megaris (1984)	Assistant Secretary	Since 2014	Current: Assistant Secretary, certain other funds in the Fund Complex (2014-present); Managing Director, Guggenheim Investments (2012-present).
Elisabeth Miller (1968)	Chief Compliance Officer	Since 2012

Current: Chief Compliance Officer, certain other funds in the Fund Complex (2012-present); Senior Managing Director, Guggenheim Investments (Vice President, Guggenheim Funds Distributors, LLC (2014-present).

Former: Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investment Advisors, LLC (2012-2018); Chief Compliance Officer, Guggenheim Distributors, LLC (2009-2014); Senior Manager, Security Investors, LLC (2004-2014); Senior Manager, Guggenheim Distributors, LLC (2004-2014).

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years
OFFICERS - continued
Margaux Misantone (1978)	AML Officer	Since 2017

Current: Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investment Advisors, LLC (2018-present); AML Officer, Security Investors, LLC and certain other funds in the Fund Complex (2017-present); Managing Director, Guggenheim Investments (2015-present).

Former: Assistant Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investments Advisors, LLC (2015-2018).

Kimberly J. Scott (1974)	Assistant Treasurer	Since 2014

Current: Director, Guggenheim Investments (2012-present); Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer, Mutual Fund Administration for Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

Bryan Stone (1979)	Vice President	Since 2014

Current: Vice President, certain other funds in the Fund Complex (2014-present); Managing Director, Guggenheim Investments (2013-present).

Former: Senior Vice President, Neuberger Berman Group LLC (2009-2013); Vice President, Morgan Stanley (2002-2009).

John L. Sullivan (1955)	Chief Financial Officer, Chief Accounting Officer and Treasurer	Since 2014

Current: Chief Financial Officer, Chief Accounting Officer and Treasurer, certain other funds in the Fund Complex (2010-present); Senior Managing Director, Guggenheim Investments (2010-present).

Former: Managing Director and Chief Compliance Officer, each of the funds in the Van Kampen Investments fund complex (2004-2010); Managing Director and Head of Fund Accounting and Administration, Morgan Stanley Investment Management (2002-2004); Chief Financial Officer and Treasurer, Van Kampen Funds (1996-2004).

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years
OFFICERS - concluded
Jon Szafran (1989)	Assistant Treasurer	Since 2017

Current: Director, Guggenheim Investments (2017-present); Assistant Treasurer, certain other funds in the Fund Complex (2017-present).

Former: Assistant Treasurer of Henderson Global Funds and Manager of US Fund Administration, Henderson Global Investors (North America) Inc. (“HGINA”), (2017); Senior Analyst of US Fund Administration, HGINA (2014–2017); Senior Associate of Fund Administration, Cortland Capital Market Services, LLC (2013-2014); Experienced Associate, PricewaterhouseCoopers LLP (2012-2013).

*	The business address of each officer is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each officer serves an indefinite term, until his or her successor is duly elected and qualified.

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GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)

Who We Are

This Privacy Notice describes the data protection practices of Guggenheim Investments. Guggenheim Investments as used herein refers to the affiliated investment management businesses of Guggenheim Partners, LLC: Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC, Security Investors, LLC, Guggenheim Investment Advisors (Europe) Limited, Guggenheim Real Estate, LLC, GS Gamma Advisors, LLC, Guggenheim Partners India Management, LLC, Guggenheim Partners Europe Limited, as well as the funds in the Guggenheim Funds complex (the “Funds”) (“Guggenheim Investments,” “we,” “us,” or “our”).

Guggenheim Partners Investment Management Holdings, LLC, located at 330 Madison Avenue, New York, New York 10017 is the data controller for your information. The affiliates who are also controllers of certain of your information are: Guggenheim Investment Advisors (Europe) Limited, Guggenheim Partners Europe Limited, Guggenheim Partners, LLC, Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC and Security Investors, LLC, as well as the Funds.

Our Commitment to You

Guggenheim Investments considers your privacy our utmost concern. When you become our client or investor, you entrust us with not only your hard-earned money but also with your personal and financial information. Because we have access to your private information, we hold ourselves to the highest standards in its safekeeping and use. We strictly limit how we share your information with others, whether you are a current or former Guggenheim Investments client or investor.

The Information We Collect About You

We collect certain nonpublic personal information about you from information you provide on applications, other forms, our website, and/or from third parties including investment advisors. This information includes Social Security or other tax identification number, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, bank account information, marital status, family relationships, information that we collect on our website through the use of “cookies,” and other personal information that you or others provide to us. We may also collect such information through your inquiries by mail, e-mail or telephone. We may also collect customer due diligence information, as required by applicable law and regulation, through third party service providers.

How We Handle Your Personal Information

The legal basis for using your information as set out in this Privacy Notice is as follows: (a) use of your personal data is necessary to perform our obligations under any contract with you (such as a contract for us to provide financial services to you); or (b) where use of your personal data is not necessary for performance of a contract, use of your personal data is necessary for our

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GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)(continued)

legitimate interests or the legitimate interests of others (for example, to enforce the legal terms governing our services, operate and market our website and other services we offer, ensure safe environments for our personnel and others, make and receive payments, prevent fraud and to know the customer to whom we are providing the services). Some processing is done to comply with applicable law.

In addition to the specific uses described above, we also use your information in the following manner:

●	We use your information in connection with servicing your accounts.

●	We use information to respond to your requests or questions. For example, we might use your information to respond to your customer feedback.

●	We use information to improve our products and services. We may use your information to make our website and products better. We may use your information to customize your experience with us.

●	We use information for security purposes. We may use your information to protect our company and our customers.

●

We use information to communicate with you. For example, we will communicate with you about your account or our relationship. We may contact you about your feedback. We might also contact you about this Privacy Notice. We may also enroll you in our email newsletter.

●	We use information as otherwise permitted by law, as we may notify you.

●

Aggregate/Anonymous Data. We may aggregate and/or anonymize any information collected through the website so that such information can no longer be linked to you or your device (“Aggregate/Anonymous Information”). We may use Aggregate/Anonymous Information for any purpose, including without limitation for research and marketing purposes, and may also share such data with any third parties, including advertisers, promotional partners, and sponsors. We do not sell information about current or former clients or their accounts to third parties. Nor do we share this information, except when necessary to complete transactions at your request, to make you aware of investment products and services that we or our affiliates offer, or as permitted or required by law.

We provide information about you to companies and individuals not affiliated with Guggenheim Investments to complete certain transactions or account changes, or to perform services for us related to your account. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we must provide certain information about you to that company to complete the transaction. We provide the third party with only the information necessary to carry out its responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do.

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GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)(continued)

To alert you to other Guggenheim Investments products and services, we share your information within our family of affiliated companies. You may limit our sharing with affiliated companies as set out below. We may also share information with any successor to all or part of our business, or in connection with steps leading up to a merger or acquisition. For example, if part of our business was sold we may give customer information as part of that transaction. We may also share information about you with your consent.

We will release information about you if you direct us to do so, if we are compelled by law to do so, or in other circumstances as permitted by law (for example, to protect your account from fraud).

If you close your account(s) or become an inactive client or investor, we will continue to adhere to the privacy policies and practices described in this notice.

Opt-Out Provisions and Your Data Choices

The law allows you to “opt out” of certain kinds of information sharing with third parties. We do not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

When you are no longer our client or investor, we continue to share your information as described in this notice, and you may contact us at any time to limit our sharing by sending an email to CorporateDataPrivacy@GuggenheimPartners.com.

European Union Data Subjects and certain others: In addition to the choices set forth above, residents of the European Union and certain other jurisdictions have certain rights to (1) request access to or rectification or deletion of information we collect about them, (2) request a restriction on the processing of their information, (3) object to the processing of their information, or (4) request the portability of certain information. To exercise these or other rights, please contact us using the contact information below. We will consider all requests and provide our response within the time period stated by applicable law. Please note, however, that certain information may be exempt from such requests in some circumstances, which may include if we need to keep processing your information for our legitimate interests or to comply with a legal obligation. We may request you provide us with information necessary to confirm your identity before responding to your request.

Residents of France and certain other jurisdictions may also provide us with instructions regarding the manner in which we may continue to store, erase and share your information after your death, and where applicable, the person you have designated to exercise these rights after your death.

How We Protect Privacy Online

We take steps to protect your privacy when you use our web site – www.guggenheiminvestments.com – by using secure forms of online communication, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These safeguards vary based

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GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)(concluded)

on the sensitivity of the information that we collect and store. However, we cannot and do not guarantee that these measures will prevent every unauthorized attempt to access, use, or disclose your information since despite our efforts, no Internet and/or other electronic transmissions can be completely secure. Our web site uses “http cookies”—tiny pieces of information that we ask your browser to store. We use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your e-mail address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

How We Safeguard Your Personal Information and Data Retention

We restrict access to nonpublic personal information about you to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We keep your information for no longer than necessary for the purposes for which it is processed. The length of time for which we retain information depends on the purposes for which we collected and use it and/or as required to comply with applicable laws. Information may persist in copies made for backup and business continuity purposes for additional time.

International Visitors

If you are not a resident of the United States, please be aware that your information may be transferred to, stored and processed in the United States where our servers are located and our databases are operated. The data protection and other laws of the United States and other countries might not be as comprehensive as those in your country.

In such cases, we ensure that a legal basis for such a transfer exists and that adequate protection is provided as required by applicable law, for example, by using standard contractual clauses or by transferring your data to a jurisdiction that has obtained an adequacy finding. Individuals whose data may be transferred on the basis of standard contractual clauses may contact us as described below.

We’ll Keep You Informed

If you have any questions or concerns about how we treat your personal data, we encourage you to consult with us first. You may also contact the relevant supervisory authority.

We reserve the right to modify this policy at any time and will inform you promptly of material changes. You may access our privacy policy from our web site at www.guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us by email at CorporateDataPrivacy@GuggenheimPartners.com.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 137

3.31.2022

Guggenheim Funds Semi-Annual Report

Guggenheim Ultra Short Duration Fund

GuggenheimInvestments.com	USD-SEMI-0322x0922

DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	4
ABOUT SHAREHOLDERS’ FUND EXPENSES	6
ULTRA SHORT DURATION FUND	9
NOTES TO FINANCIAL STATEMENTS	43
OTHER INFORMATION	63
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	65
GUGGENHEIM INVESTMENTS PRIVACY NOTICE	73

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 1

March 31, 2022

Dear Shareholder:

Guggenheim Partners Investment Management, LLC (the “Investment Manager”) is pleased to present the shareholder report for Guggenheim Ultra Short Duration Fund (the “Fund”) for the semi-annual period ended March 31, 2022.

The Investment Manager is responsible for the management of the Funds’ portfolio of investments. It is an affiliate of Guggenheim Partners, LLC (“Guggenheim”), a global diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Funds. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim Partners, LLC and the Investment Manager.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Guggenheim Partners Investment Management, LLC

April 30, 2022

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

This material is not intended as a recommendation or as investment advice of any kind, including in connection with rollovers, transfers, and distributions. Such material is not provided in a fiduciary capacity, may not be relied upon for or in connection with the making of investment decisions, and does not constitute a solicitation of an offer to buy or sell securities. All content has been provided for informational or educational purposes only and is not intended to be and should not be construed as legal or tax advice and/or a legal opinion. Always consult a financial, tax and/or legal professional regarding your specific situation.

COVID-19 and Other Market Risks. The outbreak of COVID-19 and the recovery response has caused and continues to cause at times reduced consumer demand and economic output, supply chain disruptions, and market closures, travel restrictions, quarantines, and disparate global vaccine distributions. As with other serious economic disruptions, governmental authorities and regulators have responded in recent years to this situation with significant fiscal and monetary policy changes. These included providing direct capital infusions into companies, introducing new monetary programs, and lowering interest rates. In some cases, these responses resulted in high inflation, low interest rates, and

2 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

March 31, 2022

negative interest rates. Recently, the United States and other governments have also made investments and engaged in infrastructure modernization projects that have also increased public debt and spending. These actions, including their reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets, reduce market liquidity, continue to cause higher inflation, heighten investor uncertainty, and adversely affect the value of the Fund’s investments and the performance of the Fund. These actions also contribute to a risk that asset prices have a high degree of correlation across markets and asset classes. The duration and extent of COVID-19 over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Fund will depend on future developments, which are highly uncertain and difficult to predict.

The value of, or income generated by, the investments held by the Fund are subject to the possibility of rapid and unpredictable fluctuation, and loss. These movements may result from factors affecting individual companies, or from broader influences, including real or perceived changes in prevailing interest rates, changes in inflation rates or expectations about inflation rates (which are currently elevated relative to normal conditions), adverse investor confidence or sentiment, changing economic, political, social or financial market conditions, increased instability or general uncertainty, environmental disasters, governmental actions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, actual or threatened wars or other armed conflicts (such as the current Russia-Ukraine conflict and its risk of expansion or collateral economic and other effects) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Changing economic, political, geopolitical, social, or financial market or other conditions in one country or geographic region could adversely affect the value, yield and return of the investments held by the Fund in a different country or geographic region and economies, markets and issuers generally because of the increasingly interconnected global economies and financial markets.

Ultra Short Duration Fund may not be suitable for all investors. The investments in fixed-income instruments are subject to the possibility that interest rates could rise, causing the value of the holdings and share price to decline. Investors in asset- backed securities, including collateralized loan obligations (CLOs) generally receive payments that are part interest and part return of principal. These payments may vary based on the rate loans are repaid. Some asset-backed securities may have structures that make their reaction to interest rates and other factors difficult to predict, making their prices volatile and they are subject to liquidity and valuation risk. CLOs bear similar risks to investing in loans directly. Investments in loans involve special types of risks, including credit, interest rate, counterparty, prepayment, liquidity, and valuation risks. Loans are often below investment grade, may be unrated, and typically offer a fixed or floating interest rate. High yield and unrated debt securities are at a greater risk of default than investment grade bonds and may be less liquid, which may increase volatility. The use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if it had not been leveraged. The more a fund invests in leveraged instruments, the more the leverage will magnify any gains or losses on those investments. Foreign securities carry unique or additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity and more volatility, limited legal recourse and higher transactional costs, all of which are enhanced when investing in emerging markets. In addition, investments in emerging markets are subject to risks associated with trading in smaller markets, lower volumes of trading, and being subject to lower levels of government regulation and less extensive accounting, financial and other reporting requirements. It is important to note that the Fund is not guaranteed by the U.S. government. Please read the prospectus for more detailed information regarding these and other risks.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 3

ECONOMIC AND MARKET OVERVIEW (Unaudited)	March 31, 2022

In the six-months ended March 31, 2022, the yield on the two-year Treasury rose 200 basis points to 2.28% from 0.28%, and the 10-year Treasury increased by 80 basis points to 2.32% from 1.52%. The spread between the two-year Treasury and 10-year Treasury narrowed to 4 basis points from 124 basis points as the curve flattened amid market volatility resulting from Russia’s attack on Ukraine, COVID-19 shutdowns in China, and the commencement of rate hikes by the Federal Reserve (the “Fed”). One basis point is equal to 0.01%.

Nevertheless, the U.S. economy appears to remain on a strong footing. The Institute of Supply Management’s March Services Purchasing Managers’ Index showed a continued recovery in the services sector with business activity, employment, and new orders all rising. The March consumer price index (“CPI”) report was encouraging, with core CPI coming in lower than expected at 0.32% month over month, slightly below expectations of 0.5%.

Economic strength continues to embolden the Fed to move aggressively as it attempts to rein in inflation by raising interest rates and shrinking its balance sheet. The Fed is increasingly concerned about inflation and will act aggressively to get monetary policy to what they view is a more appropriate stance. In a recent speech, Lael Brainard, one of the Federal Open Market Committee’s (“FOMC”) traditionally more dovish members, referenced a “rapid pace” of balance sheet reduction and an “expeditious increase” in the fed funds rate, which caused market expectations for the degree of monetary tightening to ramp up.

Brainard’s shift in tone was echoed in the release of the minutes from the March FOMC meeting. The minutes were highly focused on elevated inflation and risks that inflation could stay well above target, as well mentions of an extremely tight labor market. The minutes repeated the phrase that monetary policy would move expeditiously, and contained a section that mentioned many participants would have voted for a 50-basis-point rate hike in March if it weren’t for the uncertainty resulting from the outbreak of war in Ukraine. Given this language, the 50-basis-point move at the May meeting and Fed Chair Jerome Powell’s telegraphing of further 50-basis point hikes came as no surprise. The Fed’s strategy at this point is to get rates back to a neutral level as fast as possible, and then see how far into restrictive territory they need to go based on how the economic and financial market data evolve.

A hawkish Fed has historically paved the way for a bullish approach to bonds. Indeed, we believe many fixed-income sectors are now pricing at compelling levels after enduring a first quarter marked by sharply rising yields, a flattening of the Treasury yield curve, and widening spreads. As the Fed races to raise rates during a period of U.S. economic strength and in the face of several global challenges, we remain diligent in our search for attractive entry points exposed by recent market volatility.

For the six-month period ended March 31, 2022, the S&P 500® Index* returned 5.92%. The MSCI Europe-Australasia-Far East (“EAFE”) Index* returned -3.38%. The return of the MSCI Emerging Markets Index* was -8.20%.

4 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)(concluded)	March 31, 2022

In the bond market, the Bloomberg U.S. Aggregate Bond Index* posted a -5.92% return for the six-month period, while the Bloomberg U.S. Corporate High Yield Index* returned -4.16%. The return of the ICE Bank of America (“BofA”) 3-Month U.S. Treasury Bill Index* was 0.05% for the six-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

*Index Definitions

Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, mortgage-backed securities or “MBS” (agency fixed-rate and hybrid adjustable-rate mortgage, or “ARM”, pass-throughs), asset-backed securities (“ABS”), and commercial mortgage-backed securities (“CMBS”) (agency and non-agency).

Bloomberg U.S. Corporate High Yield Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB +/BB + or below.

Bloomberg 1-3 Month U.S. Treasury Bill Index includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars and must be fixed rate and nonconvertible. The 1-3 Month U.S. Treasury Bill Index is market capitalization weighted and the securities in the index are updated on the last business day of each month.

ICE BofA 3-Month U.S. Treasury Bill Index is an unmanaged market Index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market performance in the global emerging markets.

S&P 500® is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity, and industry group representation.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses, and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, other distributions, and exchange fees, and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning September 30, 2021 and ending March 31, 2022.

The following tables illustrate the Fund’s costs in two ways:

Table 1. Based on actual Fund return: This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fifth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return: This section is intended to help investors compare a fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

6 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(continued)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about the Fund’s expenses, including annual expense ratios for periods up to five years (subject to the Fund’s inception date), can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 7

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(concluded)

	Expense Ratio[1]	Fund Return	Beginning Account Value September 30, 2021	Ending Account Value March 31, 2022	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
A-Class	0.59%	(1.46%)	$ 1,000.00	$ 985.40	$ 2.92
Institutional Class	0.34%	(1.34%)	1,000.00	986.60	1.68

Table 2. Based on hypothetical 5% return (before expenses)
A-Class	0.59%	5.00%	$ 1,000.00	$ 1,021.99	$ 2.97
Institutional Class	0.34%	5.00%	1,000.00	1,023.24	1.72

[1]

This ratio represents annualized net expenses, which may include short interest expense. Excluding these expenses, the operating expense ratios for the Fund would be 0.58% and 0.33% for the A-Class and Institutional Class.

[2]

Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

[3]	Actual cumulative return at net asset value for the period September 30, 2021 to March 31, 2022.

8 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2022

ULTRA SHORT DURATION FUND

OBJECTIVE: Seeks a high level of income consistent with the preservation of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)”

Inception Dates:
A-Class	November 30, 2018
Institutional Class	March 11, 2014

Ten Largest Holdings (% of Total Net Assets)
State of Israel, 0.75%	1.5%
Lake Shore MM CLO III LLC, 1.72%	1.2%
Station Place Securitization Trust Series, 0.96%	1.1%
Athene Global Funding, 0.61%	1.1%
Fidelity National Financial, Inc., 5.50%	1.1%
State of Israel, 1.25%	1.1%
BX Commercial Mortgage Trust, 2.05%	1.0%
Carlisle Companies, Inc., 0.55%	1.0%
Swedbank AB, 0.85%	1.0%
F&G Global Funding, 0.90%	1.0%
Top Ten Total	11.1%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 9

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(continued)	March 31, 2022

Portfolio Composition by Quality Rating[1]
Rating	% of Total Investments
Fixed Income Instruments
AAA	23.2%
AA	10.7%
A	25.2%
BBB	24.1%
BB	2.5%
B	2.4%
NR2	7.7%
Other Instruments	4.2%
Total Investments	100.0%

[1]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled “NR” have been rated by Moody’s, Standard & Poor’s (“S&P”), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (“NRSRO”). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating. Security ratings are determined at the time of purchase and may change thereafter.

[2]	NR (not rated) securities do not necessarily indicate low credit quality.

10 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	March 31, 2022

Average Annual Returns*

Periods Ended March 31, 2022

	6 Month†	1 Year	5 Year	Since Inception (03/11/14)
Institutional Class Shares	(1.34%)	(0.80%)	1.34%	1.23%
Bloomberg 1-3 Month U.S. Treasury Bill Index	0.04%	0.06%	1.07%	0.71%

	6 Month†	1 Year	Since Inception (11/30/18)
A-Class Shares	(1.46%)	(1.15%)	0.76%
Bloomberg 1-3 Month U.S. Treasury Bill Index	0.04%	0.06%	0.90%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Bloomberg 1-3 Month U.S. Treasury Bill Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return. Prior to November 30, 2018, performance for Institutional Class shares reflects the performance of the Guggenheim Strategy Fund I, which did not charge a management fee and was not publicly offered as a separate investment product.

†	6 month returns are not annualized.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 11

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022
ULTRA SHORT DURATION FUND

	Shares	Value
MONEY MARKET FUND† - 4.2%
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 0.15%[1]	40,740,446	$40,740,446
Total Money Market Fund
(Cost $40,740,446)		40,740,446

	Face Amount~
CORPORATE BONDS†† - 40.2%
Financial - 17.0%
Athene Global Funding
0.61% (SOFR + 0.56%) due 08/19/24◊,2	11,000,000	10,820,762
Fidelity National Financial, Inc.
5.50% due 09/01/22	10,000,000	10,143,053
Goldman Sachs Group, Inc.
3.00% due 03/15/24	4,200,000	4,194,678
0.67% (SOFR + 0.62%) due 12/06/23◊	2,800,000	2,788,256
0.75% (SOFR + 0.70%) due 01/24/25◊	2,600,000	2,582,554
Swedbank AB
0.85% due 03/18/24[2]	9,550,000	9,187,956
F&G Global Funding
0.90% due 09/20/24[2]	9,700,000	9,143,929
JPMorgan Chase & Co.
0.70% due 03/16/24[3]	9,100,000	8,927,137
Charles Schwab Corp.
0.80% (SOFR Compounded Index + 0.50%) due 03/18/24◊	8,850,000	8,825,527
Banco Santander S.A.
0.70% due 06/30/24[3]	9,000,000	8,737,135
Sumitomo Mitsui Trust Bank Ltd.
0.85% due 03/25/24[2]	8,900,000	8,527,788
Ameriprise Financial, Inc.
3.00% due 04/02/25	6,450,000	6,425,263
Credit Suisse AG NY
0.44% (SOFR Compounded Index + 0.39%) due 02/02/24◊	5,250,000	5,208,658
Sompo International Holdings Ltd.
4.70% due 10/15/22	5,120,000	5,160,429
Macquarie Group Ltd.
1.20% due 10/14/25[2,3]	5,250,000	4,961,984
American Express Co.
0.98% (SOFR + 0.93%) due 03/04/25◊	4,800,000	4,840,681
Macquarie Bank Ltd.
3.23% due 03/21/25[2]	4,650,000	4,642,417
Barclays Bank plc
1.70% due 05/12/22	4,600,000	4,602,321
First-Citizens Bank & Trust Co.
3.93% due 06/19/24[3]	4,400,000	4,444,459
Citizens Bank North America/Providence RI
1.32% (3 Month USD LIBOR + 0.81%) due 05/26/22◊	4,215,000	4,216,963
Fifth Third Bancorp
4.30% due 01/16/24	3,000,000	3,065,920
Citigroup, Inc.
0.84% (SOFR + 0.69%) due 01/25/26◊	2,550,000	2,508,664
Jackson National Life Global Funding
1.75% due 01/12/25[2]	2,600,000	2,489,792
Starwood Property Trust, Inc.
3.75% due 12/31/24[2]	2,550,000	2,473,500

12 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
ULTRA SHORT DURATION FUND

	Face Amount~	Value
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
2.88% due 10/15/26[2]	2,650,000	$2,433,084
FS KKR Capital Corp.
4.25% due 02/14/25[2]	2,450,000	2,410,226
Bank of Nova Scotia
1.24% (SOFR Compounded Index + 0.96%) due 03/11/24◊	2,400,000	2,409,984
Morgan Stanley
1.00% (SOFR + 0.95%) due 02/18/26◊	2,400,000	2,400,653
American Equity Investment Life Holding Co.
5.00% due 06/15/27	2,150,000	2,243,146
Standard Chartered plc
1.32% due 10/14/23[2,3]	1,350,000	1,337,281
GA Global Funding Trust
1.63% due 01/15/26[2]	1,300,000	1,208,811
OneMain Finance Corp.
3.50% due 01/15/27	1,150,000	1,063,750
Intercontinental Exchange, Inc.
2.35% due 09/15/22	1,000,000	1,002,976
Jefferies Financial Group, Inc.
5.50% due 10/18/23	950,000	971,467
Mitsubishi UFJ Financial Group, Inc.
1.05% (3 Month USD LIBOR + 0.79%) due 07/25/22◊	950,000	951,469
Brighthouse Financial Global Funding
0.81% (SOFR + 0.76%) due 04/12/24◊,2	900,000	901,972
Wells Fargo & Co.
4.13% due 08/15/23	800,000	817,819
Peachtree Corners Funding Trust
3.98% due 02/15/25[2]	650,000	658,254
Nordea Bank Abp
1.45% (3 Month USD LIBOR + 0.94%) due 08/30/23◊,2	550,000	552,711
First American Financial Corp.
4.60% due 11/15/24	500,000	511,944
ING Groep N.V.
1.21% (3 Month USD LIBOR + 1.00%) due 10/02/23◊	500,000	502,909
Markel Corp.
3.63% due 03/30/23	450,000	455,244
Equitable Holdings, Inc.
3.90% due 04/20/23	422,000	427,670
Fidelity & Guaranty Life Holdings, Inc.
5.50% due 05/01/25[2]	400,000	418,783
People’s United Bank North America
4.00% due 07/15/24	400,000	404,985
Apollo Management Holdings, LP
4.00% due 05/30/24[2]	350,000	353,974
Reliance Standard Life Global Funding II
3.85% due 09/19/23[2]	200,000	202,684
Total Financial		163,561,622

Industrial - 6.6%
Boeing Co.
1.43% due 02/04/24	6,550,000	6,335,218
1.95% due 02/01/24	6,000,000	5,866,183
Carlisle Companies, Inc.
0.55% due 09/01/23	10,000,000	9,688,153
Ryder System, Inc.
3.35% due 09/01/25	4,820,000	4,820,631
3.75% due 06/09/23	2,650,000	2,679,954

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 13

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
ULTRA SHORT DURATION FUND

	Face Amount~	Value
Siemens Financieringsmaatschappij N.V.
0.65% due 03/11/24[2]	7,300,000	$7,032,848
Graphic Packaging International LLC
0.82% due 04/15/24[2]	6,700,000	6,367,088
Teledyne Technologies, Inc.
0.65% due 04/01/23	4,550,000	4,472,380
CNH Industrial Capital LLC
1.95% due 07/02/23	4,230,000	4,186,288
Berry Global, Inc.
0.95% due 02/15/24	2,150,000	2,058,292
1.65% due 01/15/27	1,100,000	1,001,975
TD SYNNEX Corp.
1.25% due 08/09/24[2]	2,400,000	2,280,151
Silgan Holdings, Inc.
1.40% due 04/01/26[2]	2,350,000	2,143,202
Vontier Corp.
1.80% due 04/01/26	2,150,000	1,944,052
Penske Truck Leasing Company LP / PTL Finance Corp.
2.70% due 11/01/24[2]	900,000	886,337
Jabil, Inc.
1.70% due 04/15/26	650,000	601,722
Weir Group plc
2.20% due 05/13/26[2]	440,000	410,927
CNH Industrial N.V.
4.50% due 08/15/23	400,000	408,186
Total Industrial		63,183,587

Consumer, Non-cyclical - 4.2%
Illumina, Inc.
0.55% due 03/23/23	8,800,000	8,632,012
AmerisourceBergen Corp.
0.74% due 03/15/23	8,650,000	8,522,595
Triton Container International Ltd.
0.80% due 08/01/23[2]	3,100,000	3,007,711
2.05% due 04/15/26[2]	2,200,000	2,051,544
1.15% due 06/07/24[2]	1,700,000	1,612,829
Global Payments, Inc.
1.50% due 11/15/24	5,700,000	5,449,421
4.00% due 06/01/23	651,000	659,188
Element Fleet Management Corp.
1.60% due 04/06/24[2]	4,900,000	4,725,567
CVS Health Corp.
4.00% due 12/05/23	1,600,000	1,630,145
Stryker Corp.
3.38% due 05/15/24	1,600,000	1,618,520
Bunge Limited Finance Corp.
3.00% due 09/25/22	800,000	804,089
Spectrum Brands, Inc.
5.75% due 07/15/25	700,000	713,125
Laboratory Corp. of America Holdings
3.60% due 02/01/25	350,000	353,512
Block, Inc.
2.75% due 06/01/26[2]	350,000	330,827
General Mills, Inc.
1.25% (3 Month USD LIBOR + 1.01%) due 10/17/23◊	200,000	202,430
Total Consumer, Non-cyclical		40,313,515

Utilities - 3.4%
NextEra Energy Capital Holdings, Inc.
0.75% (3 Month USD LIBOR + 0.27%) due 02/22/23◊	8,600,000	8,569,997
0.45% (SOFR + 0.40%) due 11/03/23◊	2,500,000	2,489,712
0.59% (SOFR Compounded Index + 0.54%) due 03/01/23◊	100,000	99,897
Atmos Energy Corp.
0.63% due 03/09/23	4,650,000	4,580,855
1.02% (3 Month USD LIBOR + 0.38%) due 03/09/23◊	1,000,000	998,621

14 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
ULTRA SHORT DURATION FUND

	Face Amount~	Value
CenterPoint Energy Resources Corp.
1.00% (3 Month USD LIBOR + 0.50%) due 03/02/23◊	5,406,000	$5,389,298
ONE Gas, Inc.
1.10% due 03/11/24	4,550,000	4,388,911
Alexander Funding Trust
1.84% due 11/15/23[2]	4,300,000	4,167,907
OGE Energy Corp.
0.70% due 05/26/23	1,500,000	1,469,522
AES Corp.
3.30% due 07/15/25[2]	300,000	294,330
NRG Energy, Inc.
3.75% due 06/15/24[2]	275,000	273,922
Entergy Louisiana LLC
3.30% due 12/01/22	175,000	176,152
Total Utilities		32,899,124

Technology - 3.3%
Microchip Technology, Inc.
2.67% due 09/01/23	8,070,000	8,042,971
0.97% due 02/15/24	750,000	718,800
Fidelity National Information Services, Inc.
0.60% due 03/01/24	8,200,000	7,850,312
HCL America, Inc.
1.38% due 03/10/26[2]	7,300,000	6,683,504
CDW LLC / CDW Finance Corp.
2.67% due 12/01/26	4,300,000	4,052,858
Infor, Inc.
1.45% due 07/15/23[2]	2,600,000	2,547,230
Qorvo, Inc.
1.75% due 12/15/24[2]	2,050,000	1,955,434
Total Technology		31,851,109

Communications - 2.9%
NTT Finance Corp.
0.58% due 03/01/24[2]	8,950,000	8,579,042
Verizon Communications, Inc.
0.75% due 03/22/24	4,400,000	4,257,850
FactSet Research Systems, Inc.
2.90% due 03/01/27	3,750,000	3,643,998
Rogers Communications, Inc.
2.95% due 03/15/25[2]	2,400,000	2,382,672
Paramount Global
4.75% due 05/15/25	2,210,000	2,295,992
T-Mobile USA, Inc.
2.63% due 04/15/26	1,600,000	1,528,352
2.25% due 02/15/26	600,000	565,380
Cogent Communications Group, Inc.
3.50% due 05/01/26[2]	2,000,000	1,900,000
Level 3 Financing, Inc.
5.38% due 05/01/25	1,700,000	1,716,150
Sprint Spectrum Company LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC
4.74% due 03/20/25[2]	675,000	689,172
Vodafone Group plc
4.13% due 05/30/25	175,000	180,172
Total Communications		27,738,780

Energy - 1.2%
Enbridge, Inc.
0.45% (SOFR + 0.40%) due 02/17/23◊	4,900,000	4,894,846
Phillips 66
0.90% due 02/15/24	3,400,000	3,290,185
Valero Energy Corp.
1.20% due 03/15/24	3,000,000	2,894,971
Total Energy		11,080,002

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 15

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
ULTRA SHORT DURATION FUND

	Face Amount~	Value
Consumer, Cyclical - 1.0%
Magallanes, Inc.
3.64% due 03/15/25[2]	5,700,000	$5,734,633
Hyatt Hotels Corp.
1.80% due 10/01/24	3,500,000	3,367,492
Total Consumer, Cyclical		9,102,125

Basic Materials - 0.6%
Anglo American Capital plc
4.13% due 09/27/22[2]	3,000,000	3,036,199
5.38% due 04/01/25[2]	450,000	472,507
Carpenter Technology Corp.
4.45% due 03/01/23	1,350,000	1,374,975
Reliance Steel & Aluminum Co.
4.50% due 04/15/23	1,300,000	1,325,876
Total Basic Materials		6,209,557

Total Corporate Bonds
(Cost $397,041,217)		385,939,421

ASSET-BACKED SECURITIES†† - 28.4%
Collateralized Loan Obligations - 21.6%
Lake Shore MM CLO III LLC
2021-2A, 1.72% (3 Month USD LIBOR + 1.48%, Rate Floor: 1.48%) due 10/17/31◊,2	11,350,000	11,260,523
BXMT Ltd.
2020-FL2, 1.07% (30 Day Average SOFR + 1.01%, Rate Floor: 0.90%) due 02/15/38◊,2	5,000,000	4,952,745
2020-FL2, 1.32% (30 Day Average SOFR + 1.26%, Rate Floor: 1.15%) due 02/15/38◊	2,550,000	2,510,183
2020-FL3, 1.92% (30 Day Average SOFR + 1.86%, Rate Floor: 1.75%) due 11/15/37◊,2	2,500,000	2,477,128
HERA Commercial Mortgage Ltd.
2021-FL1, 1.77% (1 Month USD LIBOR + 1.30%, Rate Floor: 1.30%) due 02/18/38◊,2	5,000,000	4,915,076
2021-FL1, 1.52% (1 Month USD LIBOR + 1.05%, Rate Floor: 1.05%) due 02/18/38◊	4,250,000	4,197,451
Palmer Square Loan Funding Ltd.
2021-2A, 1.88% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 05/20/29◊,2	4,500,000	4,395,303
2021-1A, 1.15% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.90%) due 04/20/29◊,2	2,775,377	2,758,177
2022-1A, 1.74% (3 Month Term SOFR + 1.60%, Rate Floor: 1.60%) due 04/15/30◊,2	1,000,000	1,000,000
2019-3A, 1.33% (3 Month USD LIBOR + 0.85%, Rate Floor: 0.85%) due 08/20/27◊,2	258,589	257,521

16 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
ULTRA SHORT DURATION FUND

	Face Amount~	Value
ABPCI Direct Lending Fund CLO V Ltd.
2021-5A, 1.75% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 04/20/31◊,2	8,250,000	$8,198,992
CHCP Ltd.
2021-FL1, 1.22% (30 Day Average SOFR + 1.16%, Rate Floor: 1.05%) due 02/15/38◊,2	6,500,000	6,462,030
Shackleton CLO Ltd.
2017-8A, 1.17% (3 Month USD LIBOR + 0.92%, Rate Floor: 0.00%) due 10/20/27◊,2	6,477,922	6,448,472
CIFC Funding Ltd.
2018-3A, 1.12% (3 Month USD LIBOR + 0.87%, Rate Floor: 0.00%) due 04/19/29◊,2	6,335,305	6,281,602
Golub Capital Partners CLO 49M Ltd.
2021-49A, 1.78% (3 Month USD LIBOR + 1.53%, Rate Floor: 1.53%) due 08/26/33◊,2	6,250,000	6,200,698
LCM XXIV Ltd.
2021-24A, 1.23% (3 Month USD LIBOR + 0.98%, Rate Floor: 0.98%) due 03/20/30◊,2	5,750,000	5,705,021
Cerberus Loan Funding XXXIV, LP
2021-4A, 1.74% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 08/13/33◊,2	5,699,984	5,693,975
ABPCI Direct Lending Fund IX LLC
2021-9A, 1.67% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 11/18/31◊,2	5,700,000	5,600,489
ABPCI Direct Lending Fund CLO VII, LP
2021-7A, 1.70% (3 Month USD LIBOR + 1.43%, Rate Floor: 1.43%) due 10/20/31◊,2	5,500,000	5,452,428
FS Rialto
2021-FL3, 2.23% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 11/16/36◊	5,500,000	5,404,699
LCCM Trust
2021-FL3, 1.85% (1 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 11/15/38◊,2	4,100,000	4,056,296
2021-FL2, 2.30% (1 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 12/13/38◊,2	1,000,000	989,725
Cerberus Loan Funding XXXV, LP
2021-5A, 1.74% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 09/22/33◊,2	5,000,000	4,942,643
Carlyle Global Market Strategies CLO Ltd.
2018-4A, 1.24% (3 Month USD LIBOR + 1.00%, Rate Floor: 1.00%) due 01/15/31◊,2	4,927,378	4,890,861

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 17

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
ULTRA SHORT DURATION FUND

	Face Amount~	Value
Golub Capital Partners CLO 54M, LP
2021-54A, 1.85% (3 Month USD LIBOR + 1.53%, Rate Floor: 1.53%) due 08/05/33◊,2	4,750,000	$4,712,484
Owl Rock CLO IV Ltd.
2021-4A, 2.08% (3 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 08/20/33◊,2	4,500,000	4,503,992
Parliament CLO II Ltd.
2021-2A, 1.83% (3 Month USD LIBOR + 1.35%, Rate Floor: 1.35%) due 08/20/32◊,2	4,500,000	4,433,500
Cerberus Loan Funding XXXVI, LP
2021-6A, 1.64% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 11/22/33◊,2	4,329,242	4,306,287
Golub Capital Partners CLO 16 Ltd.
2021-16A, 1.87% (3 Month USD LIBOR + 1.61%, Rate Floor: 1.61%) due 07/25/33◊,2	4,250,000	4,230,688
BRSP Ltd.
2021-FL1, 2.35% (1 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 08/19/38◊,2	4,250,000	4,191,324
Madison Park Funding XLVIII Ltd.
2021-48A, 1.70% (3 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 04/19/33◊,2	4,000,000	3,945,494
Golub Capital Partners CLO 33M Ltd.
2021-33A, 2.36% (3 Month USD LIBOR + 1.86%, Rate Floor: 1.86%) due 08/25/33◊,2	3,750,000	3,748,189
MidOcean Credit CLO VII
2020-7A, 1.28% (3 Month USD LIBOR + 1.04%, Rate Floor: 0.00%) due 07/15/29◊,2	3,294,039	3,278,534
Cerberus Loan Funding XXX, LP
2020-3A, 2.09% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 01/15/33◊,2	3,000,000	3,013,444
ABPCI Direct Lending Fund CLO II LLC
2021-1A, 1.85% (3 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 04/20/32◊,2	3,000,000	3,000,301
BDS Ltd.
2021-FL8, 2.02% (1 Month USD LIBOR + 1.55%, Rate Floor: 1.55%) due 01/18/36◊,2	2,000,000	1,939,517
2021-FL8, 2.37% (1 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 01/18/36◊,2	1,000,000	949,305
Woodmont Trust
2020-7A, 2.14% (3 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 01/15/32◊,2	2,750,000	2,761,447

18 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
ULTRA SHORT DURATION FUND

	Face Amount~	Value
LoanCore Issuer Ltd.
2019-CRE2, 1.90% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 05/15/36◊,2	1,300,000	$1,297,099
2018-CRE1, 1.90% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 05/15/28◊,2	1,000,000	999,108
2018-CRE1, 1.53% (1 Month USD LIBOR + 1.13%, Rate Floor: 1.13%) due 05/15/28◊,2	386,028	385,866
Cerberus Loan Funding XXXII, LP
2021-2A, 1.86% (3 Month USD LIBOR + 1.62%, Rate Floor: 1.62%) due 04/22/33◊,2	2,500,000	2,492,306
Cerberus Loan Funding XXXI, LP
2021-1A, 1.74% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 04/15/32◊,2	2,500,000	2,490,344
Cerberus 2112 Levered LLC
, 2.49% (90 Day Average SOFR + 2.35%, Rate Floor: 2.35%) due 02/15/29◊	2,500,000	2,454,294
Venture XIV CLO Ltd.
2020-14A, 1.54% (3 Month USD LIBOR + 1.03%, Rate Floor: 1.03%) due 08/28/29◊,2	2,433,484	2,420,088
ABPCI Direct Lending Fund CLO I LLC
2021-1A, 1.95% (3 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 07/20/33◊,2	2,250,000	2,259,284
THL Credit Lake Shore MM CLO I Ltd.
2021-1A, 1.94% (3 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 04/15/33◊,2	2,250,000	2,255,197
Cerberus Loan Funding XXXIII, LP
2021-3A, 1.80% (3 Month USD LIBOR + 1.56%, Rate Floor: 1.56%) due 07/23/33◊,2	2,250,000	2,237,268
GoldenTree Loan Management US CLO 1 Ltd.
2021-9A, 0.75% (3 Month USD LIBOR + 0.50%, Rate Floor: 0.50%) due 01/20/33◊,2	2,142,857	2,142,588
Cerberus Loan Funding XXVI, LP
2021-1A, 1.74% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 04/15/31◊,2	2,000,000	1,989,843
Wellfleet CLO Ltd.
2020-2A, 1.31% (3 Month USD LIBOR + 1.06%, Rate Floor: 0.00%) due 10/20/29◊,2	1,910,813	1,903,366

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 19

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
ULTRA SHORT DURATION FUND

	Face Amount~	Value
GPMT Ltd.
2019-FL2, 1.47% (1 Month USD LIBOR + 1.30%, Rate Floor: 1.30%) due 02/22/36◊	1,879,682	$1,873,615
Fortress Credit Opportunities XI CLO Ltd.
2018-11A, 1.54% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 04/15/31◊,2	1,800,000	1,771,812
Avery Point VI CLO Ltd.
2021-6A, 1.22% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.90%) due 08/05/27◊,2	1,777,115	1,767,318
Madison Park Funding LIII Ltd.
2022-53A, 1.94% (3 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 04/21/35◊,2	1,750,000	1,744,524
Allegro CLO IX Ltd.
2018-3A, 1.41% (3 Month USD LIBOR + 1.17%, Rate Floor: 1.17%) due 10/16/31◊,2	1,500,000	1,493,118
BCC Middle Market CLO LLC
2021-1A, 1.74% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 10/15/33◊,2	1,250,000	1,234,425
STWD Ltd.
2021-FL2, 2.27% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 04/18/38◊,2	1,000,000	983,562
Greystone Commercial Real Estate Notes
2021-FL3, 2.05% (1 Month USD LIBOR + 1.65%, Rate Floor: 1.65%) due 07/15/39◊,2	1,000,000	971,233
ACRE Commercial Mortgage Ltd.
2021-FL4, 1.24% (1 Month USD LIBOR + 1.10%, Rate Floor: 1.10%) due 12/18/37◊,2	850,000	824,800
California Street CLO IX, LP
2019-9A, 0.94% (3 Month USD LIBOR + 0.70%, Rate Floor: 0.00%) due 07/16/32◊,2	750,000	749,611
Marathon CLO V Ltd.
2017-5A, 1.35% (3 Month USD LIBOR + 0.87%, Rate Floor: 0.00%) due 11/21/27◊,2	705,181	703,881
Halcyon Loan Advisors Funding Ltd.
2017-3A, 1.14% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.00%) due 10/18/27◊,2	658,488	658,249
Voya CLO Ltd.
2019-2A, 0.78% (3 Month USD LIBOR + 0.65%, Rate Floor: 0.65%) due 07/20/32◊,2	656,250	655,724
TICP CLO VII Ltd.
2020-7A, 0.79% (3 Month USD LIBOR + 0.55%, Rate Floor: 0.55%) due 04/15/33◊,2	562,500	562,414

20 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
ULTRA SHORT DURATION FUND

	Face Amount~	Value
Newfleet CLO Ltd.
2018-1A, 1.20% (3 Month USD LIBOR + 0.95%, Rate Floor: 0.00%) due 04/20/28◊,2	563,266	$561,730
Fortress Credit Opportunities VI CLO Ltd.
2018-6A, 1.59% (3 Month USD LIBOR + 1.36%, Rate Floor: 0.00%) due 07/10/30◊,2	250,000	247,985
2018-6A, 1.83% (3 Month USD LIBOR + 1.60%, Rate Floor: 0.00%) due 07/10/30◊,2	250,000	247,288
OZLM XII Ltd.
2018-12A, 1.35% (3 Month USD LIBOR + 1.05%, Rate Floor: 1.05%) due 04/30/27◊,2	464,759	464,155
Greywolf CLO III Ltd.
2020-3RA, 0.76% (3 Month USD LIBOR + 0.50%, Rate Floor: 0.50%) due 04/15/33◊,2	388,889	388,760
Golub Capital Partners CLO 17 Ltd.
2017-17A, 1.91% (3 Month USD LIBOR + 1.65%, Rate Floor: 0.00%) due 10/25/30◊,2	350,000	350,048
KVK CLO Ltd.
2017-1A, 1.14% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.00%) due 01/14/28◊,2	189,516	189,385
Diamond CLO Ltd.
2021-1A, 1.46% (3 Month USD LIBOR + 1.20%, Rate Floor: 1.20%) due 04/25/29◊,2	90,922	90,905
Total Collateralized Loan Obligations		207,927,737

Financial - 3.0%
Station Place Securitization Trust
2021-15, 1.06% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 09/26/22◊,†††,2	7,850,000	7,850,000
2021-9, 1.06% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.00%) due 06/20/22◊,†††,2	6,050,000	6,050,000
2021-SP1, 1.93% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 08/17/22◊,†††,2	1,200,000	1,200,000
Station Place Securitization Trust Series
2021-17, 0.96% (1 Month USD LIBOR + 0.50%, Rate Floor: 0.50%) due 06/22/22◊,†††,2	11,000,000	11,000,000

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 21

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
ULTRA SHORT DURATION FUND

	Face Amount~	Value
Madison Avenue Secured Funding Trust Series
2021-1, 1.96% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 01/17/23◊,†††,2	2,850,000	$2,850,000
Total Financial		28,950,000

Whole Business - 1.5%
Applebee’s Funding LLC / IHOP Funding LLC
2019-1A, 4.19% due 06/05/49[2]	5,346,000	5,305,312
Domino’s Pizza Master Issuer LLC
2018-1A, 4.33% due 07/25/48[2]	4,344,075	4,342,589
Taco Bell Funding LLC
2021-1A, 1.95% due 08/25/51[2]	3,241,875	2,931,935
Wingstop Funding LLC
2020-1A, 2.84% due 12/05/50[2]	1,343,250	1,245,832
SERVPRO Master Issuer LLC
2019-1A, 3.88% due 10/25/49[2]	977,500	979,258
Total Whole Business		14,804,926

Transport-Container - 1.2%
Triton Container Finance VIII LLC
2021-1A, 1.86% due 03/20/46[2]	6,633,750	6,002,046
CLI Funding VIII LLC
2021-1A, 1.64% due 02/18/46[2]	2,898,613	2,631,405
Textainer Marine Containers VII Ltd.
2021-1A, 1.68% due 02/20/46[2]	1,918,000	1,735,484
2020-1A, 2.73% due 08/21/45[2]	753,393	729,824
Total Transport-Container		11,098,759
Net Lease - 0.9%
Oak Street Investment Grade Net Lease Fund Series
2020-1A, 1.85% due 11/20/50[2]	6,593,049	6,195,622
CF Hippolyta LLC
2021-1A, 1.98% due 03/15/61[2]	2,170,137	1,996,450
Total Net Lease		8,192,072

Collateralized Debt Obligations - 0.2%
Anchorage Credit Funding 3 Ltd.
2021-3A, 2.87% due 01/28/39[2]	1,750,000	1,661,135

Transport-Aircraft - 0.0%
Raspro Trust
2005-1A, 1.18% (3 Month USD LIBOR + 0.93%, Rate Floor: 0.93%) due 03/23/24◊,2	439,828	437,750
Total Asset-Backed Securities
(Cost $277,061,485)		273,072,379

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 17.0%
Residential Mortgage-Backed Securities - 14.2%
CSMC Trust
2021-RPL1, 1.67% (WAC) due 09/27/60◊,2	6,447,678	6,195,790
2021-RPL7, 1.93% (WAC) due 07/27/61◊,2	2,783,018	2,635,579
2020-RPL5, 3.02% (WAC) due 08/25/60◊,2	2,431,502	2,382,274
2020-NQM1, 1.21% due 05/25/65[2,4]	1,709,823	1,682,006
2021-RPL4, 1.80% (WAC) due 12/27/60◊,2	1,539,719	1,465,531

22 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
ULTRA SHORT DURATION FUND

	Face Amount~	Value
BRAVO Residential Funding Trust
2021-C, 1.62% due 03/01/61[2,4]	8,788,537	$8,282,078
2022-R1, 3.13% due 01/29/70[2,4]	2,981,137	2,819,075
2021-HE1, 0.95% (30 Day Average SOFR + 0.85%, Rate Floor: 0.00%) due 01/25/70◊,2	1,423,255	1,417,088
2021-HE2, 0.95% (30 Day Average SOFR + 0.85%, Rate Floor: 0.00%) due 11/25/69◊,2	639,344	636,814
PRPM LLC
2022-1, 3.72% due 02/25/27[2,4]	4,050,000	3,978,283
2021-5, 1.79% due 06/25/26[2,4]	4,104,207	3,889,790
2021-8, 1.74% (WAC) due 09/25/26◊,2	2,233,548	2,116,595
2021-RPL2, 2.24% (WAC) due 10/25/51◊,2	2,000,000	1,861,112
Verus Securitization Trust
2021-5, 1.37% (WAC) due 09/25/66◊,2	2,716,287	2,500,656
2020-5, 1.22% due 05/25/65[2,4]	2,484,550	2,421,758
2021-6, 1.89% (WAC) due 10/25/66◊,2	2,364,558	2,251,461
2021-4, 1.35% (WAC) due 07/25/66◊,2	1,216,279	1,141,722
2021-3, 1.44% (WAC) due 06/25/66◊,2	811,927	767,765
2019-4, 2.85% due 11/25/59[2,4]	731,537	730,679
2020-1, 2.42% due 01/25/60[2,4]	509,943	507,864
2019-4, 2.64% due 11/25/59[2,4]	362,551	362,167
Legacy Mortgage Asset Trust
2021-GS4, 1.65% due 11/25/60[2,4]	3,821,879	3,606,261
2021-GS3, 1.75% due 07/25/61[2,4]	3,627,954	3,453,345
2021-GS2, 1.75% due 04/25/61[2,4]	1,728,752	1,648,174
2021-GS5, 2.25% due 07/25/67[2,4]	1,171,561	1,115,833
NYMT Loan Trust
2021-SP1, 1.67% due 08/25/61[2,4]	8,413,212	8,538,869
OSAT Trust
2021-RPL1, 2.12% due 05/25/65[2,4]	7,961,869	7,618,087
New Residential Advance Receivables Trust Advance Receivables Backed Notes
2020-APT1, 1.04% due 12/16/52[2]	4,000,000	3,942,833
2020-T1, 1.43% due 08/15/53[2]	2,000,000	1,957,968
NRZ Advance Receivables Trust
2020-T2, 1.48% due 09/15/53[2]	4,150,000	4,034,289
2020-T3, 1.32% due 10/15/52[2]	1,650,000	1,643,008
Ocwen Master Advance Receivables Trust
2020-T1, 1.28% due 08/15/52[2]	4,824,737	4,824,877
Imperial Fund Mortgage Trust
2022-NQM2, 4.02% (WAC) due 03/25/67◊,2	4,750,000	4,689,926
SPS Servicer Advance Receivables Trust II
2020-T1, 1.28% due 11/15/52[2]	4,666,667	4,630,725

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 23

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
ULTRA SHORT DURATION FUND

	Face Amount~	Value
FKRT
2.21% due 11/30/58†††,5	4,550,000	$4,381,649
Towd Point Revolving Trust
4.83% due 09/25/64[5]	3,250,000	3,252,694
ZH Trust
2021-2, 2.35% due 10/17/27[2]	1,500,000	1,473,207
2021-1, 2.25% due 02/18/27[2]	1,500,000	1,472,757
LSTAR Securities Investment Ltd.
2021-1, 2.03% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 02/01/26◊,5	1,531,329	1,518,746
2021-2, 1.93% (1 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 03/02/26◊,5	1,045,108	1,037,618
CFMT LLC
2021-HB5, 0.80% (WAC) due 02/25/31◊,2	2,504,815	2,477,487
New Residential Mortgage Loan Trust
2019-1A, 3.50% (WAC) due 10/25/59◊,2	1,431,813	1,422,537
2018-2A, 3.50% (WAC) due 02/25/58◊,2	872,521	867,404
CSMC
2021-NQM8, 2.41% (WAC) due 10/25/66◊,2	1,875,683	1,787,147
Soundview Home Loan Trust
2006-OPT5, 0.60% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 07/25/36◊	1,689,912	1,653,459
Angel Oak Mortgage Trust
2022-1, 3.29% (WAC) due 12/25/66◊,2	1,679,792	1,633,206
Towd Point Mortgage Trust
2018-2, 3.25% (WAC) due 03/25/58◊,2	654,713	654,942
2017-6, 2.75% (WAC) due 10/25/57◊,2	544,346	539,114
2017-5, 1.06% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.00%) due 02/25/57◊,2	244,740	243,826
Morgan Stanley ABS Capital I Incorporated Trust
2006-NC1, 1.03% (1 Month USD LIBOR + 0.57%, Rate Floor: 0.57%) due 12/25/35◊	1,252,411	1,246,680
CSMC Series
2014-2R, 0.39% (1 Month USD LIBOR + 0.20%, Rate Floor: 0.20%) due 02/27/46◊,2	1,108,759	1,096,320
Ellington Financial Mortgage Trust
2020-2, 1.49% (WAC) due 10/25/65◊,2	622,268	614,747
2020-2, 1.64% (WAC) due 10/25/65◊,2	358,450	353,985

24 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
ULTRA SHORT DURATION FUND

	Face Amount~	Value
Credit Suisse Mortgage Capital Certificates
2021-RPL9, 2.44% (WAC) due 02/25/61◊,2	967,502	$919,814
Argent Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-W2, 1.19% (1 Month USD LIBOR + 0.74%, Rate Floor: 0.74%) due 10/25/35◊	925,935	918,533
CIT Mortgage Loan Trust
2007-1, 1.81% (1 Month USD LIBOR + 1.35%, Rate Floor: 1.35%) due 10/25/37◊,2	906,082	906,452
Residential Mortgage Loan Trust
2020-1, 2.38% (WAC) due 01/26/60◊,2	922,993	897,843
Banc of America Funding Trust
2015-R2, 0.72% (1 Month USD LIBOR + 0.26%, Rate Floor: 0.26%) due 04/29/37◊,2	707,312	692,647
GS Mortgage-Backed Securities Trust
2020-NQM1, 1.38% (WAC) due 09/27/60◊,2	550,867	536,803
SG Residential Mortgage Trust
2022-1, 3.68% (WAC) due 03/27/62◊,2	498,868	486,998
Citigroup Mortgage Loan Trust
2007-WFH2, 1.06% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 03/25/37◊	164,654	164,439
2019-IMC1, 2.72% (WAC) due 07/25/49◊,2	164,559	162,884
Cascade Funding Mortgage Trust
2019-RM3, 2.80% (WAC) due 06/25/69◊,5	272,023	267,276
Starwood Mortgage Residential Trust
2020-1, 2.28% (WAC) due 02/25/50◊,2	209,427	207,859
Ameriquest Mortgage Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-R10, 1.10% (1 Month USD LIBOR + 0.65%, Rate Floor: 0.65%) due 01/25/36◊	175,049	174,905
Total Residential Mortgage-Backed Securities		135,814,260

Commercial Mortgage Backed Securities - 2.8%
BX Commercial Mortgage Trust
2021-VOLT, 2.05% (1 Month USD LIBOR + 1.65%, Rate Floor: 1.65%) due 09/15/36◊,2	10,250,000	9,880,375

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 25

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
ULTRA SHORT DURATION FUND

	Face Amount~	Value
2022-LP2, 1.66% (1 Month Term SOFR + 1.56%, Rate Floor: 1.56%) due 02/15/39◊,2	2,650,000	$2,593,693
JP Morgan Chase Commercial Mortgage Securities Trust
2021-NYAH, 1.94% (1 Month USD LIBOR + 1.54%, Rate Floor: 1.54%) due 06/15/38◊,2	2,700,000	2,628,903
Life Mortgage Trust
2021-BMR, 1.50% (1 Month USD LIBOR + 1.10%, Rate Floor: 1.10%) due 03/15/38◊,2	2,408,277	2,326,892
Morgan Stanley Capital I Trust
2018-H3, 0.82% (WAC) due 07/15/51◊,6	43,616,969	1,598,562
MHP
2022-MHIL, 1.57% (1 Month Term SOFR + 1.26%, Rate Floor: 1.26%) due 01/15/27◊,2	1,500,000	1,458,626
BXHPP Trust
2021-FILM, 1.50% (1 Month USD LIBOR + 1.10%, Rate Floor: 1.10%) due 08/15/36◊,2	1,500,000	1,439,905
Citigroup Commercial Mortgage Trust
2019-GC41, 1.06% (WAC) due 08/10/56◊,6	24,869,203	1,425,470
BENCHMARK Mortgage Trust
2019-B14, 0.78% (WAC) due 12/15/62◊,6	34,680,882	1,389,066
Motel Trust
2021-MTL6, 1.60% (1 Month USD LIBOR + 1.20%, Rate Floor: 1.20%) due 09/15/38◊,2	841,002	826,673
JPMDB Commercial Mortgage Securities Trust
2018-C8, 0.59% (WAC) due 06/15/51◊,6	27,773,087	656,564
KKR Industrial Portfolio Trust
2021-KDIP, 1.40% (1 Month USD LIBOR + 1.00%, Rate Floor: 1.00%) due 12/15/37◊,2	487,500	476,477
Wells Fargo Commercial Mortgage Trust
2015-NXS1, 2.63% due 05/15/48	126,256	126,162
Total Commercial Mortgage Backed Securities		26,827,368

Total Collateralized Mortgage Obligations
(Cost $168,070,744)		162,641,628

SENIOR FLOATING RATE INTERESTS††,◊ - 5.2%
Industrial - 1.8%
SkyMiles IP Ltd.
4.75% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 10/20/27	4,650,000	4,794,569

26 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
ULTRA SHORT DURATION FUND

	Face Amount~	Value
Berry Global, Inc.
2.07% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 07/01/26	3,931,857	$3,871,031
LTI Holdings, Inc.
3.96% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 09/08/25	3,047,439	2,974,423
Hunter Douglas, Inc.
4.00% (3 Month USD Term SOFR + 3.50%, Rate Floor: 4.00%) due 02/26/29	2,400,000	2,349,000
Mileage Plus Holdings LLC
6.25% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 06/21/27	2,200,000	2,279,750
Standard Industries, Inc.
3.79% (1 Month USD LIBOR + 2.50%, Rate Floor: 3.00%) due 09/22/28	733,413	731,212
Filtration Group Corp.
3.46% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/31/25	637,084	627,062
Total Industrial		17,627,047

Technology - 1.0%
Emerald TopCo, Inc. (Press Ganey)
3.80% (3 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 07/24/26	2,845,452	2,804,107
Dun & Bradstreet
3.70% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 02/06/26	2,326,441	2,301,921
VT TopCo, Inc.
4.50% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 08/01/25	1,570,532	1,542,074
Boxer Parent Company, Inc.
4.76% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 10/02/25	1,233,401	1,224,928
Entegris, Inc.
due 03/02/29	1,000,000	996,670
Sabre GLBL, Inc.
2.46% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 02/22/24	530,715	521,761
MACOM Technology Solutions Holdings, Inc.
2.71% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 05/17/24	244,787	241,421
Total Technology		9,632,882

Consumer, Cyclical - 0.8%
Power Solutions (Panther)
3.71% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 04/30/26	2,882,944	2,843,304

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 27

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
ULTRA SHORT DURATION FUND

	Face Amount~	Value
Stars Group (Amaya)
3.26% (3 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 07/21/26	2,786,000	$2,761,037
Go Daddy Operating Company LLC
2.20% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 02/15/24	1,286,870	1,276,678
IBC Capital Ltd.
4.67% (3 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 09/11/23	694,574	678,078
BCPE Empire Holdings, Inc.
4.46% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 06/11/26	99,237	97,666
Total Consumer, Cyclical		7,656,763

Financial - 0.6%
Focus Financial Partners LLC
2.46% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 07/03/24	3,033,207	2,988,346
USI, Inc.
4.01% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 05/16/24	1,030,015	1,022,269
Delos Finance SARL (International Lease Finance)
2.76% (3 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 10/06/23	690,000	684,252
HUB International Ltd.
3.27% (3 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 04/25/25	541,720	535,003
Alliant Holdings Intermediate LLC
3.71% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 05/09/25	298,193	294,573
Total Financial		5,524,443

Consumer, Non-cyclical - 0.5%
Icon Luxembourg SARL
2.75% (3 Month USD LIBOR + 2.25%, Rate Floor: 2.75%) due 07/03/28	2,040,386	2,028,919
Pearl Intermediate Parent LLC
4.25% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 02/14/25	1,389,313	1,380,630
KDC US Holdings, Inc.
4.21% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 12/22/25	498,462	489,738
Nomad Foods Lux SARL
2.76% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 05/15/24	296,890	292,932

28 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
ULTRA SHORT DURATION FUND

	Face Amount~	Value
Outcomes Group Holdings, Inc.
3.60% (3 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 10/24/25	298,202	$291,681
Total Consumer, Non-cyclical		4,483,900

Communications - 0.2%
Internet Brands, Inc.
3.96% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 09/13/24	2,277,973	2,247,289
Flight Bidco, Inc.
3.96% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 07/23/25	198,458	191,595
Total Communications		2,438,884

Basic Materials - 0.2%
Illuminate Buyer LLC
3.96% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 06/30/27	1,715,328	1,656,372
HB Fuller Co.
2.45% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 10/21/24	120,364	119,782
Total Basic Materials		1,776,154

Energy - 0.1%
ITT Holdings LLC
3.25% (1 Month USD LIBOR + 2.75%, Rate Floor: 3.25%) due 07/10/28	489,540	482,197
Lotus Midstream, LLC
3.71% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 09/29/25	99,231	97,452
Total Energy		579,649

Total Senior Floating Rate Interests
(Cost $50,251,764)		49,719,722

FOREIGN GOVERNMENT DEBT†† - 3.7%
State of Israel
0.75% due 07/31/22	ILS 44,240,000	13,905,666
1.25% due 11/30/22	ILS 32,083,000	10,126,359
Czech Republic
0.10% due 04/17/22	CZK 200,400,000	9,054,740
Abu Dhabi Government International Bond
0.75% due 09/02/23[2]	2,200,000	2,151,930
Total Foreign Government Debt
(Cost $35,134,830)		35,238,695

MUNICIPAL BONDS†† - 0.0%
Colorado - 0.0%
Dawson Ridge Metropolitan District No. 1 General Obligation Limited
due 10/01/22[7]	150,000	149,049

Maryland - 0.0%
Maryland Health & Higher Educational Facilities Authority Revenue Bonds
4.00% due 07/01/22	30,000	30,215

Texas - 0.0%
Houston Higher Education Finance Corp. Revenue Bonds
5.00% due 09/01/22	25,000	25,382

Florida - 0.0%
Capital Trust Agency, Inc. Revenue Bonds
4.38% due 12/01/22	10,000	10,579

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 29

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
ULTRA SHORT DURATION FUND

	Face Amount~	Value
Puerto Rico - 0.0%
Puerto Rico Highway & Transportation Authority Revenue Bonds
5.25% due 07/01/22	10,000	$9,999

New York - 0.0%
New York City Transitional Finance Authority Building Aid Revenue Bonds
5.00% due 07/15/22	5,000	5,006

Arizona - 0.0%
City of Mesa Arizona Excise Tax Revenue Bonds
5.00% due 07/01/22	5,000	4,997

Illinois - 0.0%
Illinois Finance Authority Revenue Bonds
4.00% due 05/15/22	5,000	4,967

Pennsylvania - 0.0%
City of Erie Pennsylvania General Obligation Unlimited
due 11/15/22[7]	5,000	4,909
Total Municipal Bonds
(Cost $246,171)		245,103
COMMERCIAL PAPER†† - 2.3%
Sonoco Products Co.
0.27% due 04/01/22[8]	5,000,000	5,000,000
0.50% due 04/04/22[8]	5,000,000	4,999,792
McCormick & Co., Inc.
0.50% due 04/04/22[2,8]	6,000,000	5,999,750
0.53% due 04/01/22[2,8]	1,200,000	1,200,000
Entergy Corp.
0.23% due 04/01/22[2,8]	5,000,000	5,000,000
Total Commercial Paper
(Cost $22,199,542)		22,199,542

Total Investments - 101.0%
(Cost $990,746,199)		$969,796,936
Other Assets & Liabilities, net - (1.0)%		(9,308,437)
Total Net Assets - 100.0%		$960,488,499

30 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
ULTRA SHORT DURATION FUND

Centrally Cleared Interest Rate Swap Agreements††

Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	1.10%	Annually
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	1.00%	Quarterly
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	1.66%	Quarterly
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	1.47%	Annually
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	1.79%	Annually

Counterparty	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Appreciation**
BofA Securities, Inc.	01/10/25	$137,000,000	$4,508,196	$593	$4,507,603
BofA Securities, Inc.	05/04/26	15,000,000	914,949	300	914,649
BofA Securities, Inc.	03/16/31	4,500,000	279,293	301	278,992
BofA Securities, Inc.	02/02/27	2,150,000	72,777	300	72,477
BofA Securities, Inc.	02/17/27	3,520,000	68,598	308	68,290
			$5,843,813	$1,802	$5,842,011

Forward Foreign Currency Exchange Contracts††
Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation (Depreciation)
Barclays Bank plc	ILS	Buy	8,523,623	2,345,521 USD	08/01/22	$343,475
UBS AG	CZK	Sell	30,060	1,284 USD	04/28/22	(77)
Barclays Bank plc	CZK	Sell	200,600,400	9,076,214 USD	04/19/22	(11,367)
UBS AG	ILS	Sell	11,365,313	3,599,040 USD	11/30/22	(16,123)
Barclays Bank plc	ILS	Sell	21,118,725	6,695,930 USD	11/30/22	(21,671)
UBS AG	ILS	Sell	17,379,729	5,389,748 USD	08/01/22	(93,134)
Barclays Bank plc	ILS	Sell	8,523,623	2,581,743 USD	08/01/22	(107,253)
Goldman Sachs International	ILS	Sell	27,192,978	8,430,101 USD	08/01/22	(148,623)
						$(54,773)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 31

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
ULTRA SHORT DURATION FUND

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
◊

Variable rate security. Rate indicated is the rate effective at March 31, 2022. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[1]	Rate indicated is the 7-day yield as of March 31, 2022.
[2]

Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $546,105,113 (cost $560,242,994), or 56.9% of total net assets.

[3]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[4]

Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at March 31, 2022. See table below for additional step information for each security.

[5]

Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $10,457,983 (cost $10,648,347), or 1.1% of total net assets — See Note 9.

[6]	Security is an interest-only strip.
[7]	Zero coupon rate security.
[8]	Rate indicated is the effective yield at the time of purchase.
BofA — Bank of America
CME — Chicago Mercantile Exchange
CZK — Czech Koruna
ILS — Israeli New Shekel
LIBOR — London Interbank Offered Rate
plc — Public Limited Company
SARL — Société à Responsabilité Limitée
SOFR — Secured Overnight Financing Rate
WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

32 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
ULTRA SHORT DURATION FUND

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2022 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Money Market Fund	$40,740,446	$—	$—	$40,740,446
Corporate Bonds	—	385,939,421	—	385,939,421
Asset-Backed Securities	—	244,122,379	28,950,000	273,072,379
Collateralized Mortgage Obligations	—	158,259,979	4,381,649	162,641,628
Senior Floating Rate Interests	—	49,719,722	—	49,719,722
Foreign Government Debt	—	35,238,695	—	35,238,695
Municipal Bonds	—	245,103	—	245,103
Commercial Paper	—	22,199,542	—	22,199,542
Interest Rate Swap Agreements**	—	5,842,011	—	5,842,011
Forward Foreign Currency Exchange Contracts**	—	343,475	—	343,475
Total Assets	$40,740,446	$901,910,327	$33,331,649	$975,982,422

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Forward Foreign Currency Exchange Contracts**	$—	$398,248	$—	$398,248
Unfunded Loan Commitments (Note 8)	—	—	2,010	2,010
Total Liabilities	$—	$398,248	$2,010	$400,258

**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 33

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
ULTRA SHORT DURATION FUND

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at March 31, 2022	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Asset-Backed Securities	$28,950,000	Third Party Pricing	Broker Quote	—	—
Collateralized Mortgage Obligations	4,381,649	Model Price	Market Comparable Yields	4.7%	—
Total Assets	$33,331,649
Liabilities:
Unfunded Loan Commitments	$2,010	Model Price	Purchase price	—	—

*	Inputs are weighted by the fair value of the instruments.

Significant changes in a quote or market comparable yields would generally result in significant changes in the fair value of the security.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

34 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
ULTRA SHORT DURATION FUND

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended March 31, 2022:

	Assets			Liabilities
	Asset Backed Securities	Collateralized Mortgage Obligations	Total Assets	Unfunded Loans
Beginning Balance	$23,200,000	$2,621,708	$25,821,708	$(689)
Purchases/(Receipts)	13,850,000	—	13,850,000	—
(Sales, maturities and paydowns)/Fundings	(15,950,000)	(2,621,708)	(18,571,708)	—
Amortization of premiums/discounts	—	(6)	(6)	—
Total realized gains (losses) included in earnings	—	(1,226)	(1,226)	859
Total change in unrealized appreciation (depreciation) included in earnings	—	1,232	1,232	(2,180)
Transfers into Level 3	7,850,000	4,381,649	12,231,649	—
Ending Balance	$28,950,000	$4,381,649	$33,331,649	$(2,010)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at March 31, 2022	$—	$—	$—	$(2,180)

Transfer between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended March 31, 2022, the Fund had securities with a total value of $12,231,649 transfer into Level 3 from Level 2 due to a lack of observable inputs.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 35

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 31, 2022
ULTRA SHORT DURATION FUND

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate	Future Reset Date
BRAVO Residential Funding Trust 2022-R1, 3.13% due 01/29/70	6.13%	01/30/25	—	—
BRAVO Residential Funding Trust 2021-C, 1.62% due 03/01/61	4.62%	09/26/24	5.62%	09/26/25
CSMC Trust 2020-NQM1, 1.21% due 05/25/65	2.21%	09/26/24	—	—
Legacy Mortgage Asset Trust 2021-GS3, 1.75% due 07/25/61	4.75%	05/26/24	5.75%	05/26/25
Legacy Mortgage Asset Trust 2021-GS4, 1.65% due 11/25/60	4.65%	08/26/24	5.65%	08/26/25
Legacy Mortgage Asset Trust 2021-GS5, 2.25% due 07/25/67	5.25%	11/26/24	6.25%	11/26/25
Legacy Mortgage Asset Trust 2021-GS2, 1.75% due 04/25/61	4.75%	04/26/24	5.75%	04/26/25
NYMT Loan Trust 2021-SP1, 1.67% due 08/25/61	4.67%	08/26/24	5.67%	08/26/25
OSAT Trust 2021-RPL1, 2.12% due 05/25/65	5.12%	06/26/24	6.12%	06/26/25
PRPM LLC 2022-1, 3.72% due 02/25/27	6.72%	02/26/25	7.72%	02/26/26
PRPM LLC 2021-5, 1.79% due 06/25/26	4.79%	06/26/24	5.79%	06/26/25
Verus Securitization Trust 2020-1, 2.42% due 01/25/60	3.42%	01/26/24	—	—
Verus Securitization Trust 2019-4, 2.64% due 11/25/59	3.64%	10/26/23	—	—
Verus Securitization Trust 2019-4, 2.85% due 11/25/59	3.85%	10/26/23	—	—
Verus Securitization Trust 2020-5, 1.22% due 05/25/65	2.22%	10/26/24	—	—

36 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
ULTRA SHORT DURATION FUND

March 31, 2022

Assets:
Investments, at value (cost $990,746,199)	$969,796,936
Segregated cash with broker	9,683,658
Unamortized upfront premiums paid on interest rate swap agreements	1,802
Unrealized appreciation on forward foreign currency exchange contracts	343,475
Prepaid expenses	208,564
Receivables:
Interest	2,487,839
Fund shares sold	281,418
Foreign tax reclaims	6,408
Securities sold	1,378
Total assets	982,811,478

Liabilities:
Unfunded loan commitments, at value (Note 8) (commitment fees received $519)	2,010
Segregated cash due to broker	5,626,524
Overdraft due to custodian bank	333,486
Foreign currency, at value (proceeds $1,270)	1,364
Unrealized depreciation on forward foreign currency exchange contracts	398,248
Payable for:
Securities purchased	14,012,193
Fund shares redeemed	1,031,209
Variation margin on interest rate swap agreements	533,333
Distributions to shareholders	144,550
Management fees	106,710
Distribution and service fees	40,689
Fund accounting/administration fees	26,574
Swap settlement	16,781
Due to Investment Adviser	7,374
Trustees’ fees*	5,703
Transfer agent/maintenance fees	1,298
Miscellaneous	34,933
Total liabilities	22,322,979
Net assets	$960,488,499

Net assets consist of:
Paid in capital	$977,130,145
Total distributable earnings (loss)	(16,641,646)
Net assets	$960,488,499

A-Class:
Net assets	$187,966,031
Capital shares outstanding	19,190,920
Net asset value per share	$9.79

Institutional Class:
Net assets	$772,522,468
Capital shares outstanding	78,886,583
Net asset value per share	$9.79

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 37

STATEMENT OF OPERATIONS (Unaudited)
ULTRA SHORT DURATION FUND

Six Months Ended March 31, 2022

Investment Income:
Dividends	$173,937
Interest	6,831,605
Total investment income	7,005,542

Expenses:
Management fees	1,289,455
Distribution and service fees:
A-Class	238,359
Transfer agent/maintenance fees:
A-Class	52,947
Institutional Class	86,125
Fund accounting/administration fees	157,063
Professional fees	39,004
Line of credit fees	22,503
Trustees’ fees*	15,958
Custodian fees	14,329
Interest expense	7,213
Miscellaneous	62,242
Recoupment of previously waived fees:
A-Class	16,546
Institutional Class	71,492
Total expenses	2,073,236
Less:
Expenses reimbursed by Adviser:
A-Class	(46,135)
Institutional Class	(54,726)
Expenses waived by Adviser	(434)
Earnings credits applied	(1,350)
Total waived/reimbursed expenses	(102,645)
Net expenses	1,970,591
Net investment income	5,034,951
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(1,919,268)
Investments sold short	30,874
Swap agreements	729,903
Forward foreign currency exchange contracts	(657,017)
Foreign currency transactions	40,260
Net realized loss	(1,775,248)
Net change in unrealized appreciation (depreciation) on:
Investments	(22,580,391)
Investments sold short	(33,836)
Swap agreements	5,926,350
Forward foreign currency exchange contracts	604,869
Foreign currency translations	(3,064)
Net change in unrealized appreciation (depreciation)	(16,086,072)
Net realized and unrealized loss	(17,861,320)
Net decrease in net assets resulting from operations	$(12,826,369)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

38 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
ULTRA SHORT DURATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021
Increase (Decrease) in Net Assets from Operations:
Net investment income	$5,034,951	7,157,344
Net realized gain (loss) on investments	(1,775,248)	2,602,544
Net change in unrealized appreciation (depreciation) on investments	(16,086,072)	(3,059,827)
Net increase (decrease) in net assets resulting from operations	(12,826,369)	6,700,061

Distributions to shareholders:
A-Class	(670,446)	(731,059)
Institutional Class	(3,994,843)	(7,010,768)
Total distributions to shareholders	(4,665,289)	(7,741,827)

Capital share transactions:
Proceeds from sale of shares
A-Class	99,998,713	214,903,865
Institutional Class	245,770,230	1,202,493,738
Distributions reinvested
A-Class	663,125	721,960
Institutional Class	3,368,957	6,114,053
Cost of shares redeemed
A-Class	(97,797,739)	(90,021,904)
Institutional Class	(344,486,588)	(766,018,803)
Net increase (decrease) from capital share transactions	(92,483,302)	568,192,909
Net increase (decrease) in net assets	(109,974,960)	567,151,143

Net assets:
Beginning of period	1,070,463,459	503,312,316
End of period	$960,488,499	$1,070,463,459

Capital share activity:
Shares sold
A-Class	10,084,813	21,545,976
Institutional Class	24,767,712	120,556,717
Shares issued from reinvestment of distributions
A-Class	67,068	72,382
Institutional Class	340,707	613,063
Shares redeemed
A-Class	(9,864,312)	(9,023,382)
Institutional Class	(34,728,676)	(76,807,815)
Net increase (decrease) in shares	(9,332,688)	56,956,941

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 39

FINANCIAL HIGHLIGHTS
ULTRA SHORT DURATION FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Six Months Ended March 31, 2022[a]	Year Ended Sept. 30, 2021	Year Ended Sept. 30, 2020	Period Ended Sept. 30, 2019[b]
Per Share Data
Net asset value, beginning of period	$9.97	$9.98	$9.97	$10.00
Income (loss) from investment operations:
Net investment income (loss)[c]	.04	.06	.12	.17
Net gain (loss) on investments (realized and unrealized)	(.19)	—	.03	.02 [j]
Total from investment operations	(.15)	.06	.15	.19
Less distributions from:
Net investment income	(.03)	(.07)	(.14)	(.21)
Net realized gains	—	—	—	(.01)
Total distributions	(.03)	(.07)	(.14)	(.22)
Net asset value, end of period	$9.79	$9.97	$9.98	$9.97

Total Return	(1.46%)	0.62%	1.52%	1.89%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$187,966	$188,416	$62,956	$31,154
Ratios to average net assets:
Net investment income (loss)	0.78%	0.63%	1.20%	2.05%
Total expenses[f]	0.63%	0.63%	0.65%	0.61%
Net expenses[g,h,i]	0.59%	0.59%	0.61%	0.58%
Portfolio turnover rate	18%	122%	129%	55%

40 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (continued)
ULTRA SHORT DURATION FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Six Months Ended March 31, 2022[a]	Year Ended Sept. 30, 2021	Year Ended Sept. 30, 2020[e]	Year Ended Sept. 30, 2019[e]	Year Ended Sept. 30, 2018[e]	Year Ended Sept. 30, 2017[e]
Per Share Data
Net asset value, beginning of period	$9.97	$9.98	$9.96	$10.01	$10.04	$9.99
Income (loss) from investment operations:
Net investment income (loss)[c]	.05	.09	.15	.28	.24	.17
Net gain (loss) on investments (realized and unrealized)	(.18)	—	.04	(.04)	—	.06
Total from investment operations	(.13)	.09	.19	.24	.24	.23
Less distributions from:
Net investment income	(.05)	(.10)	(.17)	(.28)	(.27)	(.18)
Net realized gains	—	—	—	(.01)	— [d]	—
Total distributions	(.05)	(.10)	(.17)	(.29)	(.27)	(.18)
Net asset value, end of period	$9.79	$9.97	$9.98	$9.96	$10.01	$10.04

Total Return	(1.34%)	0.87%	1.88%	2.37%	2.48%	2.24%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$772,522	$882,047	$440,356	$423,414	$356,128	$426,592
Ratios to average net assets:
Net investment income (loss)	1.02%	0.88%	1.47%	2.54%	2.44%	1.73%
Total expenses[f]	0.35%	0.34%	0.38%	0.30%	0.07%	0.08%
Net expenses[g,h,i]	0.34%	0.34%	0.36%	0.29%	0.07%	0.08%
Portfolio turnover rate	18%	122%	129%	55%	74%	65%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 41

FINANCIAL HIGHLIGHTS (concluded)
ULTRA SHORT DURATION FUND

[a]	Unaudited figures for the period ended March 31, 2022. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Since commencement of operations: November 30, 2018. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[d]	Distributions from realized gains are less than $0.01 per share.
[e]

The per share data for the years ended September 30, 2017 through September 30, 2018 and the period October 1, 2018 to November 30, 2018 has been restated to reflect the reorganization of the Guggenheim Strategy Fund I with and into the Guggenheim Ultra Short Duration Fund effective November 30, 2018. In conjunction with the reorganization, Guggenheim Ultra Short Duration Fund issued 2.501601322 Institutional Class shares for every 1 share of Guggenheim Strategy Fund I.

[f]	Does not include expenses of the underlying funds in which the Fund invests.
[g]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[h]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements for the years presented was as follows:

	03/31/22[a]	09/30/21	09/30/20	09/30/19
A-Class	0.02%	0.00%*	0.00%*	—
Institutional Class	0.02%	0.01%	0.00%*	0.00%*

*	Less than 0.01%

[i]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

	03/31/22[a]	09/30/21	09/30/20	09/30/19	09/30/18	09/30/17
A-Class	0.58%	0.58%	0.58%	0.58%	N/A	N/A
Institutional Class	0.33%	0.33%	0.33%	0.29%	0.07%	0.08%

[j]

The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the period because of the sales and repurchases of Fund shares in relation to fluctuating market value of the investments of the Fund.

42 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

Guggenheim Funds Trust (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate fund. The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each fund separately.

The Trust offers a combination of five separate classes of shares: A-Class shares, C-Class shares, P-Class shares, R6-Class shares and Institutional Class shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share (“NAV”), with the exception of A-Class shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% contingent deferred sales charge (“CDSC”), if shares are redeemed within 12 months of purchase. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase. C-Class shares automatically convert to A-Class shares on or about the 10th day of the month following the 10-year anniversary of the purchase of the C-Class shares. This conversion will be executed without any sales charge, fee or other charge. After the conversion is completed, the shares will be subject to all features and expenses of A-Class shares. Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, endowments, foundations and corporations. Institutional Class shares require a minimum initial investment of $2 million and a minimum account balance of $1 million. R6-Class shares are offered primarily through qualified retirement and benefit plans. R6-Class shares are also offered through certain other plans and platforms sponsored by financial intermediaries. Certain institutional investors and others deemed appropriate by Guggenheim Investments (“GI”) may also be eligible to purchase R6-Class shares subject to a $2 million minimum initial investment. At March 31, 2022, the Trust consisted of nineteen funds (the “Funds”).

This report covers the Ultra Short Duration Fund (the “Fund”), a diversified investment company. At March 31, 2022, only A-Class and Institutional Class shares have been issued by the Fund.

Guggenheim Partners Investment Management, LLC (“GPIM”), which operates under the name Guggenheim Investments, provides advisory services. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI and GFD are affiliated entities.

Significant Accounting Policies

The Fund operates as an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 43

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The NAV of each Class of the Fund is calculated by dividing the market value of the Fund’s securities and other assets, less all liabilities, attributable to the Class by the number of outstanding shares of the Class.

(a) Valuation of Investments

The Board of Trustees of the Fund (the “Board”) has adopted policies and procedures for the valuation of the Fund’s investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund’s securities and/or other assets.

Valuations of the Fund’s securities and other assets are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Fund’s officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are

44 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

tied to foreign securities. In addition, under the Valuation Procedures, the Valuation Committee and GI are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Open-end investment companies are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds are valued at the last quoted sale price.

U.S. Government securities are valued by independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value.

Typically, loans are valued using information provided by an independent third party pricing service that uses broker quotes, among other inputs. If the pricing service cannot or does not provide a valuation for a particular loan, or such valuation is deemed unreliable, such investment is valued based on a quote from a broker-dealer or is fair valued by the Valuation Committee.

The value of interest rate swap agreements entered into by the Fund is accounted for using the unrealized appreciation or depreciation on the agreements that is determined using the previous day’s close price from the applicable exchange adjusted for the current day’s spreads.

The values of other swap agreements entered into by the Fund are accounted for using the unrealized appreciation or depreciation on the agreements that are determined by marking the agreements to the last quoted value of the index or other underlying position that the swaps pertain to at the close of the NYSE.

Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by GI, subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value”. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. In connection with futures contracts and other derivative investments, such factors may include obtaining

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 45

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

(b) U.S. Government and Agency Obligations

Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedule of Investments reflect the effective rates paid at the time of purchase by the Fund. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

(c) Senior Floating Rate Interests and Loan Investments

Senior floating rate interests in which the Fund invests generally pay interest rates which are periodically adjusted by reference to a base short-term floating rate, plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the one-month or three-month London Inter-Bank Offered Rate (“LIBOR”), (ii) the prime rate offered by one or more major United States banks, or (iii) the bank’s certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities disclosed in the Fund’s Schedule of Investments.

The Fund invests in loans and other similar debt obligations (“obligations”). A portion of the Fund’s investments in these obligations is sometimes referred to as “covenant lite” loans or obligations (“covenant lite obligations”), which are obligations that lack covenants or possess fewer or less restrictive covenants or constraints on borrowers than certain other types of obligations. The Fund may also obtain exposure to covenant lite obligations through investment in securitization vehicles and other structured products. In recent market conditions, many new or reissued obligations have not featured traditional covenants, which are intended to protect lenders and investors by (i) imposing certain restrictions or other limitations on a borrower’s operations or assets or (ii) providing certain rights to lenders. The Fund may have fewer rights with respect to covenant lite obligations, including fewer protections against the possibility of default and fewer remedies in the event of default. As a result, investments in (or exposure to) covenant lite obligations are subject to more risk than investments in (or exposure to) certain other types of obligations. The Fund is subject to other risks associated with investments in (or exposure to) obligations, including that obligations may not be considered “securities” and, as a result, the Fund may not be entitled to rely on the anti-fraud protections under the federal securities laws and instead may have to resort to state law and direct claims.

46 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

(d) Interest on When-Issued Securities

The Fund may purchase and sell interests in securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, it may sell such securities before the settlement date.

(e) Short Sales

When the Fund engages in a short sale of a security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of cash and/or securities as collateral for short sales.

Fees, if any, paid to brokers to borrow securities in connection with short sales are recorded as interest expense. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the obligation to the lender and record this as an expense. Short dividend or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. The Fund may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short.

(f) Swap Agreements

Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized appreciation or depreciation. Payments received or made as a result of an agreement or termination of an agreement are recognized as realized gains or losses.

Upon entering into certain centrally-cleared swap transactions, a Fund is required to deposit with its clearing broker an amount of cash or securities as an initial margin. Subsequent variation margin receipts or payments are received or made by the Fund depending on fluctuations in the fair value of the reference entity and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Upfront payments received or made by a Fund on credit default swap agreements and interest rate swap agreements are amortized over the expected life of the agreement. Periodic payments received or paid by a Fund are recorded as realized gains or losses. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 47

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

(g) Currency Translations

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation, or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

The Fund does not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized gain or loss and unrealized appreciation or depreciation on investments.

Reported net realized foreign exchange gains and losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized appreciation and depreciation arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

(h) Forward Foreign Currency Exchange Contracts

The change in value of a forward foreign currency exchange contract is recorded as unrealized appreciation or depreciation until the contract is closed. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

(i) Foreign Taxes

The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income and foreign taxes on capital gains from sales of investments are included with the net realized gain (loss) on investments. Foreign taxes payable or deferred as of March 31, 2022, if any, are disclosed in the Fund’s Statement of Assets and Liabilities.

(j) Security Transactions

Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as a reduction to cost if

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

the securities are still held and as realized gains if no longer held in the Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries, if any. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Interest income also includes paydown gains and losses on mortgage-backed and asset-backed securities and senior and subordinated loans. Amendment fees are earned as compensation for evaluating and accepting changes to the original loan agreement and are recognized when received.

Income from residual collateralized loan obligations is recognized using the effective interest method. At the time of purchase, management estimates the future expected cash flows and determines the effective yield and estimated maturity date based on the estimated cash flows. Subsequent to the purchase, the estimated cash flows are updated periodically and a revised yield is calculated prospectively.

The Fund may receive other income from investments in senior loan interests including amendment fees, consent fees and commitment fees. For funded loans, these fees are recorded as income when received by the Fund and included in interest income on the Statement of Operations. For unfunded loans, commitment fees are included in realized gain on investments on the Statement of Operations at the end of the commitment period.

(k) Distributions

The Fund declares dividends from investment income daily. The Fund pays its shareholders from its net investment income monthly and distributes any net capital gains that it has realized, at least annually. Distributions to shareholders are recorded on the ex-dividend date. Dividends are reinvested in additional shares, unless shareholders request payment in cash. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for U.S. federal income tax purposes.

(l) Class Allocations

Interest and dividend income, most expenses, all realized gains and losses, and all unrealized appreciation and depreciation are allocated to the classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution and service fees are charged directly to specific classes. In addition, certain expenses have been allocated to the individual Funds in the Trust based on the respective net assets of each Fund included in the Trust.

(m) Earnings Credits

Under the fee arrangement with the custodian, the Fund may earn credits based on overnight custody cash balances. These credits are utilized to reduce related custodial expenses. The custodian fees disclosed in the Statement of Operations are before the reduction in expense from the related earnings credits, if any. Earnings credits for the period ended March 31, 2022, are disclosed in the Statement of Operations.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

(n) Cash

The Fund may leave cash overnight in its cash account with the custodian. Periodically, the Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 0.33% at March 31, 2022.

(o) Indemnifications

Under the Fund’s organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Note 2 – Financial Instruments and Derivatives

As part of its investment strategy, the Fund utilizes short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of amounts recognized on the Statement of Assets and Liabilities. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Financial Statements.

Short Sales

A short sale is a transaction in which the Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The Fund utilized derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Income: the use of any instrument that distributes cash flows typically based upon some rate of interest.

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing over-the-counter (“OTC”) swaps, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a Fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as an index) for a fixed or variable interest rate. Total return swaps will usually be computed based on the current value of the reference asset as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing total return swaps, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying reference asset declines in value.

The following table represents the Fund’s use and volume of total return swaps on a monthly basis:

	Average Notional Amount
Use	Long	Short
Income	$—	$17,087,155

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Interest rate swaps involve the exchange by the Fund with another party for its respective commitment to pay or receive a fixed or variable interest rate on a notional amount of principal. Interest rate swaps are generally centrally-cleared, but central clearing does not make interest rate swap transactions risk free.

The following table represents the Fund’s use and volume of interest rate swaps on a monthly basis:

	Average Notional Amount
Use	Pay Floating Rate	Receive Floating Rate
Duration, Hedge	$—	$89,890,000

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Fund may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.

The following table represents the Fund’s use and volume of forward foreign currency exchange contracts on a monthly basis:

	Average Value
Use	Purchased	Sold
Hedge, Income	$3,340,278	$47,695,176

Derivative Investment Holdings Categorized by Risk Exposure

The following is a summary of the location of derivative investments on the Fund’s Statement of Assets and Liabilities as of March 31, 2022:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Interest rate swap contracts	Unamortized upfront premiums paid on interest rate swap agreements	Variation margin on interest rate swap agreements
Currency forward contracts	Unrealized appreciation on forward foreign currency exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following tables set forth the fair value of the Fund’s derivative investments categorized by primary risk exposure at March 31, 2022:

Asset Derivative Investments Value
Swaps Interest Rate Risk*	Forward Foreign Currency Exchange Risk	Total Value at March 31, 2022
$5,842,011	$343,475	$6,185,486

Liability Derivative Investments Value
Swaps Interest Rate Risk*	Forward Foreign Currency Exchange Risk	Total Value at March 31, 2022
$—	$398,248	$398,248

*

Includes cumulative appreciation (depreciation) of exchange-traded, OTC and centrally-cleared derivatives contracts as reported on the Schedule of Investments. For exchange-traded and centrally-cleared derivatives, variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location of derivative investments on the Fund’s Statement of Operations for the period ended March 31, 2022:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Interest rate/Credit swap agreements	Net realized gain (loss) on swap agreements
Net change in unrealized appreciation (depreciation) on swap agreements
Currency forward contracts	Net realized gain (loss) on forward foreign currency exchange contracts Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts

The following is a summary of the Fund’s realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Statement of Operations categorized by primary risk exposure for the period ended March 31, 2022:

Realized Gain (Loss) on Derivative Investments Recognized on the Statement of Operations
Swaps Interest Rate Risk	Forward Foreign Currency Exchange Risk	Total
$729,903	$(657,017)	$72,886

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statement of Operations
Swaps Interest Rate Risk	Forward Foreign Currency Exchange Risk	Total
$5,926,350	$604,869	$6,531,219

In conjunction with short sales and the use of derivative instruments, the Fund is required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Fund uses margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Fund as collateral.

Foreign Investments

There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. A fund’s indirect and direct exposure to foreign currencies subjects the Fund the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Fund may incur transaction costs connection with conversions between various currencies. The Fund may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risks may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments

54 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

Note 3 – Offsetting

In the normal course of business, the Fund enters into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Fund to counteract the exposure to a specific counterparty with collateral received from or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, are reported separately on the Statement of Assets and Liabilities as segregated cash with broker/receivable for variation margin, or payable for swap settlement/variation margin. Cash and/or securities pledged or received as collateral by the Fund in connection with an OTC derivative subject to an ISDA Master Agreement generally may not be invested, sold or rehypothecated by the counterparty or the Fund, as applicable, absent an event of default under such agreement, in which case such collateral generally may be applied towards obligations due to and payable by such counterparty or the Fund, as applicable. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes to be of good standing and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

The following tables present derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements:

				Gross Amounts Not Offset in the Statement of Assets and Liabilities
Instrument	Gross Amounts of Recognized Assets[1]	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amount of Assets Presented on the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Forward foreign currency exchange contracts	$ 343,475	$—	$343,475	$(140,291)	$—	$203,184

				Gross Amounts Not Offset in the Statement of Assets and Liabilities
Instrument	Gross Amounts of Recognized Liabilities[1]	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amount of Liabilities Presented on the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Forward foreign currency exchange contracts	$ 398,248	$—	$398,248	$(140,291)	$—	$257,957

[1]	Exchange-traded or centrally-cleared derivatives are excluded from these reported amounts.

The Fund has the right to offset deposits against any related derivative liabilities outstanding with each counterparty with the exception of exchange-traded or centrally-cleared derivatives. The following table presents deposits held by others in connection with derivative investments as of March 31, 2022.

Counterparty	Asset Type	Cash Pledged	Cash Received
BofA Securities, Inc.	Interest rate swap agreements	$9,683,658	$5,626,524

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Note 4 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 —	quoted prices in active markets for identical assets or liabilities.

Level 2	— significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent pricing services are used to value a majority of the Fund’s investments. When values are not available from a pricing service, they will be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information and analysis. A significant portion of the Fund’s assets and liabilities are categorized as Level 2, as indicated in this report. Quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may also be used to value the Fund’s assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although quotes are typically received from established market participants, the Fund may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in a quote would generally result in significant changes in the fair value of the security. Certain fixed income securities are valued by obtaining a monthly quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates. Certain loans and other securities are valued using a single daily broker quote or a price from a third party vendor based on a single daily or monthly broker quote.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Note 5 – Investment Advisory Agreement and Other Agreements

Under the terms of an investment advisory contract, the Fund pays GI investment advisory fees calculated at an annualized rate of 0.25% of the average daily net assets of the Fund.

GI pays operating expenses on behalf of the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, among others, on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Board has adopted a Distribution Plan related to the offering of A-Class shares pursuant to Rule 12b-1 under the 1940 Act. The plans provide for payments at an annual rate of 0.25% of the average daily net assets of the Fund’s A-Class shares.

The investment advisory contract for the Fund provides that the total expenses be limited to a percentage of average net assets for each class of shares, exclusive of brokerage costs, dividends or interest on securities sold short, expenses of other investment companies in which the Fund invests, interest, taxes, litigation, indemnification and extraordinary expenses. The limits are listed below:

	Limit	Effective Date	Contract End Date
A-Class	0.58%	11/30/18	02/01/23
Institutional Class	0.33%	11/30/18	02/01/23

GI is entitled to reimbursement by the Fund for fees waived or expenses reimbursed during any of the previous 36 months, beginning on the date of the expense limitation agreement, if on any day the estimated operating expenses are less than the indicated percentages. For purposes of this arrangement, GI is entitled to recoupment of previously waived fees or reimbursed expenses for 36 months from the date of the waiver or reimbursement by GI. At March 31, 2022, the amount of fees waived or expenses reimbursed that are subject to recoupment and will expire during the years ended September 30, are presented in the following table:

	2022	2023	2024	2025	Total
A-Class	$—	$339	$40,455	$46,215	$87,009
Institutional Class	—	—	14,082	55,080	69,162

For the period ended March 31, 2022, GI recouped $88,038 from the Fund.

For the period ended March 31, 2022, GFD retained sales charges of $94,675 relating to sales of A-Class shares of the Trust.

Certain trustees and officers of the Trust are also officers of GI and/or GFD. The Trust does not compensate its officers or trustees who are officers, directors and/or employees of GI or GFD.

58 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

MUFG Investor Services (US), LLC (“MUIS”) acts as the Fund’s administrator, transfer agent and accounting agent. As administrator, transfer agent and accounting agent, MUIS maintains the books and records of the Fund’s securities and cash. The Bank of New York Mellon Corp. (“BNY”) acts as the Fund’s custodian. As custodian, BNY is responsible for the custody of the Fund’s assets. For providing the aforementioned administrative and accounting services, MUIS is entitled to receive a monthly fee equal to a percentage of the Fund’s average daily net assets and out of pocket expenses. For providing the aforementioned transfer agent and custodian services, MUIS and BNY are entitled to receive a monthly fee based on the number of transactions during the month and the number of accounts under management, subject to certain minimum monthly fees, and out of pocket expenses.

At March 31, 2022, GI and its affiliates owned 28% of the outstanding shares of the Fund.

Note 6 – Federal Income Tax Information

The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Fund from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund’s U.S. federal income tax returns are subject to examination by the Internal Revenue Service (“IRS”) for a period of three years after they are filed.

At March 31, 2022, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
$990,746,199	$6,775,060	$(21,937,085)	$(15,162,025)

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Note 7 – Securities Transactions

For the period ended March 31, 2022, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Purchases	Sales
$136,329,622	$135,912,066

The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price to save costs, where permissible. For the period ended March 31, 2022, the Fund engaged in purchases and sales of securities, pursuant to Rule 17a-7 of the 1940 Act, as follows:

Purchases	Sales	Realized Gain (Loss)
$20,121,258	$—	$—

Note 8 – Unfunded Loan Commitments

Pursuant to the terms of certain loan agreements, the Fund held unfunded loan commitments as of March 31, 2022. The Fund is obligated to fund these loan commitments at the borrower’s discretion.

The unfunded loan commitment as of March 31, 2022, was as follows:

Borrower	Maturity Date	Face Amount	Value
VT TopCo, Inc.	08/01/25	$103,772	$2,010

60 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Note 9 – Restricted Securities

The securities below are considered illiquid and restricted under guidelines established by the Board:

Restricted Securities	Acquisition Date	Cost	Value
Cascade Funding Mortgage Trust
2019-RM3, 2.80% (WAC) due 06/25/69[1]	06/25/19	$271,987	$267,276
FKRT
2.21% due 11/30/58	09/24/21	4,549,967	4,381,649
LSTAR Securities Investment Ltd.
2021-1, 2.03% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 02/01/26[1]	02/04/21	1,531,329	1,518,746
LSTAR Securities Investment Ltd.
2021-2, 1.93% (1 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 03/02/26[1]	03/17/21	1,045,108	1,037,618
Towd Point Revolving Trust
4.83% due 09/25/64	03/17/22	3,249,957	3,252,694
		$10,648,348	$10,457,983

[1]

Variable rate security. Rate indicated is the rate effective at March 31, 2022. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

Note 10 – Line of Credit

The Trust, along with other affiliated trusts, secured a 364-day committed, $1,230,000,000 line of credit from Citibank, N.A., which was in place through October 1, 2021, at which time the line of credit was renewed. A Fund may draw (borrow) from the line of credit as a temporary measure for emergency purposes, to facilitate redemption requests, or for other short-term liquidity purposes consistent with the Fund’s investment objective and program. For example, it may be advantageous for the Fund to borrow money rather than sell existing portfolio positions to meet redemption requests. Fees related to borrowings, if any, vary under this arrangement between the greater of Citibank’s “base rate”, LIBOR plus 1%, or the federal funds rate plus 1/2 of 1%.

The commitment fee that may be paid by the Fund is at an annualized rate of 0.15% of the average daily amount of its allocated unused commitment amount. The commitment fee amount is allocated to the individual Funds based on the respective net assets of each participating Fund and is referenced in the Statement of Operations under “Line of credit fees”. The Fund did not have any borrowings under this agreement as of and for the period ended March 31, 2022.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(concluded)

Note 11 – COVID-19 and Other Market Risks

The outbreak of COVID-19 and the recovery response has caused and continues to cause at times reduced consumer demand and economic output, supply chain disruptions, and market closures, travel restrictions, quarantines, and disparate global vaccine distributions. As with other serious economic disruptions, governmental authorities and regulators have responded in recent years to this situation with significant fiscal and monetary policy changes. These included providing direct capital infusions into companies, introducing new monetary programs, and lowering interest rates. In some cases, these responses resulted in high inflation, low interest rates, and negative interest rates. Recently, the United States and other governments have also made investments and engaged in infrastructure modernization projects that have also increased public debt and spending. These actions, including their reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets, reduce market liquidity, continue to cause higher inflation, heighten investor uncertainty, and adversely affect the value of the Fund’s investments and the performance of the Fund. These actions also contribute to a risk that asset prices have a high degree of correlation across markets and asset classes. The duration and extent of COVID-19 over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Fund will depend on future developments, which are highly uncertain and difficult to predict.

The value of, or income generated by, the investments held by the Fund are subject to the possibility of rapid and unpredictable fluctuation, and loss. These movements may result from factors affecting individual companies, or from broader influences, including real or perceived changes in prevailing interest rates, changes in inflation rates or expectations about inflation rates (which are currently elevated relative to normal conditions), adverse investor confidence or sentiment, changing economic, political, social or financial market conditions, increased instability or general uncertainty, environmental disasters, governmental actions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, actual or threatened wars or other armed conflicts (such as the current Russia-Ukraine conflict and its risk of expansion or collateral economic and other effects) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Changing economic, political, geopolitical, social, or, financial market or other conditions in one country or geographic region could adversely affect the value, yield and return of the investments held by the Fund in a different country or geographic region and economies, markets and issuers generally because of the increasingly interconnected global economies and financial markets.

Note 12 – Subsequent Events

The Fund evaluated subsequent events through the date the financial statements were available for issue and determined there were no material events that would require adjustment to or disclosure in the Fund’s financial statements.

62 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

OTHER INFORMATION (Unaudited)

Guggenheim Partners Advisors, LLC

The Investment Adviser engaged Guggenheim Partners Advisors, LLC to provide investment sub-advisory services to the Fund, effective April 29, 2022. Guggenheim Partners Advisors, LLC assists the Investment Adviser in the supervision and direction of the investment strategy of the Fund in accordance with the Fund’s investment objectives, policies, and restrictions. The Investment Adviser, and not the Fund, compensates Guggenheim Partners Advisors, LLC for these services.

Delivery of Shareholder Reports

Paper copies of the Fund’s annual and semi-annual shareholder reports are not sent by mail, unless you specifically request paper copies of the reports from a fund or from your financial intermediary. Instead, the reports are made available on a website, and you are notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future shareholder reports in paper free of charge. If you hold shares of a fund directly, you can inform the Fund that you wish to receive paper copies of reports by calling 800.820.0888. If you hold shares of a fund through a financial intermediary, please contact the financial intermediary to make this election. Your election to receive reports in paper may apply to all Guggenheim Funds in which you are invested and may apply to all Guggenheim funds held with your financial intermediary.

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. The Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Fund usually classifies sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

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OTHER INFORMATION (Unaudited)(concluded)

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Fund’s Forms N-PORT and N-Q are available on the SEC’s website at https://www.sec.gov. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

64 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge, upon request, by visiting guggenheiminvestments.com or by calling 800.820.0888.

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES
Randall C. Barnes (1951)	Trustee and Chair of the Valuation Oversight Committee	Since 2014 (Trustee) Since 2020 (Chair of the Valuation Oversight Committee)	Current: Private Investor (2001-present). Former: Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997); President, Pizza Hut International (1991-1993); Senior Vice President, Strategic Planning and New Business Development, PepsiCo, Inc. (1987-1990).	155

Current: Advent Convertible and Income Fund (2005-present); Purpose Investments Funds (2013-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2004-March 2022); Guggenheim Enhanced Equity Income Fund (2005-2021); Guggenheim Credit Allocation Fund (2013-2021).

Angela Brock-Kyle (1959)	Trustee	Since 2019	Current: Founder and Chief Executive Officer, B.O.A.R.D.S. (2013-present). Former: Senior Leader, TIAA (1987-2012).	154

Current: Bowhead Insurance GP, LLC (2020-present); Hunt Companies, Inc. (2019-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2019-March 2022); Guggenheim Enhanced Equity Income Fund (2019-2021); Guggenheim Credit Allocation Fund (2019-2021); Infinity Property & Casualty Corp. (2014-2018).

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES - continued
Thomas F. Lydon, Jr. (1960)	Trustee and Chair of the Contracts Review Committee	Since 2019 (Trustee) Since 2020 (Chair of the Contracts Review Committee)	Current: President, Global Trends Investments (1996-present); Chief Executive Officer, ETF Flows, LLC (2019-present); Chief Executive Officer, Lydon Media (2016-present); Director, GDX Index Partners, LLC (2021-present).	154

Current: US Global Investors, Inc. (GROW) (1995-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2019-March 2022); Guggenheim Enhanced Equity Income Fund (2019-2021); Guggenheim Credit Allocation Fund (2019-2021); Harvest Volatility Edge Trust (3) (2017-2019).

Ronald A. Nyberg (1953)	Trustee and Chair of the Nominating and Governance Committee	Since 2014	Current: Of Counsel, Momkus LLP (2016-present). Former: Partner, Nyberg & Cassioppi, LLC (2000-2016); Executive Vice President, General Counsel, and Corporate Secretary, Van Kampen Investments (1982-1999).	155

Current: Advent Convertible and Income Fund (2005-present); PPM Funds (2) (2018-present); NorthShore-Edward-Elmhurst Health (2012-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2004-March 2022); Guggenheim Enhanced Equity Income Fund (2005-2021); Guggenheim Credit Allocation Fund (2013-2021); Western Asset Inflation-Linked Opportunities & Income Fund (2004-2020); Western Asset Inflation-Linked Income Fund (2003-2020).

66 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES - continued
Sandra G. Sponem (1958)	Trustee and Chair of the Audit Committee	Since 2019 (Trustee) Since 2020 (Chair of the Audit Committee)	Current: Retired. Former: Senior Vice President and Chief Financial Officer, M.A. Mortenson-Companies, Inc. (2007-2017).	154

Current: SPDR Series Trust (81) (2018-present); SPDR Index Shares Funds (30) (2018-present); SSGA Active Trust (14) (2018-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2004-March 2022); Guggenheim Enhanced Equity Income Fund (2019-2021); Guggenheim Credit Allocation Fund (2019-2021); SSGA Master Trust (1) (2018-2020).

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES - concluded
Ronald E. Toupin, Jr. (1958)	Trustee, Chair of the Board and Chair of the Executive Committee	Since 2014

Current: Portfolio Consultant (2010-present); Member, Governing Council, Independent Directors Council (2013-present); Governor, Board of Governors, Investment Company Institute (2018-present).

Former: Member, Executive Committee, Independent Directors Council (2016-2018); Vice President, Manager and Portfolio Manager, Nuveen Asset Management (1998-1999); Vice President, Nuveen Investment Advisory Corp. (1992-1999); Vice President and Manager, Nuveen Unit Investment Trusts (1991-1999); and Assistant Vice President and Portfolio Manager, Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (1982-1999).

154

Former: Fiduciary/Claymore Energy Infrastructure Fund (2004-March 2022); Guggenheim Enhanced Equity Income Fund (2005-2021); Guggenheim Credit Allocation Fund (2013-2021); Western Asset Inflation-Linked Opportunities & Income Fund (2004-2020); Western Asset Inflation-Linked Income Fund (2003-2020).

68 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INTERESTED TRUSTEE
Amy J. Lee**** (1961)	Trustee, Vice President and Chief Legal Officer	Since 2018 (Trustee) Since 2014 (Chief Legal Officer) Since 2007 (Vice President)	Current: Interested Trustee, certain other funds in the Fund Complex (2018-present); Chief Legal Officer, certain other funds in the Fund Complex (2014-present); Vice President, certain other funds in the Fund Complex (2007-present); Senior Managing Director, Guggenheim Investments (2012-present). Former: President and Chief Executive Officer, certain other funds in the Fund Complex (2017-2019); Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).	154	Former: Fiduciary/Claymore Energy Infrastructure Fund (2004-March 2022);Guggenheim Enhanced Equity Income Fund (2018-2021); Guggenheim Credit Allocation Fund (2018-2021).

*	The business address of each Trustee is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each Trustee serves an indefinite term, until his or her successor is elected and qualified. Time served includes time served in the respective position for the Predecessor Corporation.
***

Each Trustee also serves on the Boards of Trustees of Guggenheim Funds Trust, Guggenheim Variable Funds Trust, Guggenheim Strategy Funds Trust, Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust, Guggenheim Strategic Opportunities Fund, Guggenheim Energy & Income Fund, Guggenheim Active Allocation Fund, Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust and Transparent Value Trust. Messrs. Barnes and Nyberg also serve on the Board of Trustees of Advent Convertible & Income Fund.

****	This Trustee is deemed to be an “interested person” of the Fund under the 1940 Act by reason of her position with the Fund’s Investment Manager and/or the parent of the Investment Manager.

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years
OFFICERS
Brian E. Binder (1972)	President and Chief Executive Officer	Since 2018

Current: President and Chief Executive Officer, certain other funds in the Fund Complex (2018-present); President, Chief Executive Officer and Chairman of the Board of Managers, Guggenheim Funds Investment Advisors, LLC (2018-present); President and Chief Executive Officer, Security Investors, LLC (2018-present); Board Member of Guggenheim Partners Fund Management (Europe) Limited (2018-present); Senior Managing Director and President of Mutual Funds Boards, Guggenheim Investments (2018-present).

Former: Managing Director and President, Deutsche Funds, and Head of US Product, Trading and Fund Administration, Deutsche Asset Management (2013-2018); Managing Director, Head of Business Management and Consulting, Invesco Ltd. (2010-2012).

James M. Howley (1972)	Assistant Treasurer	Since 2014

Current: Managing Director, Guggenheim Investments (2004-present); Assistant Treasurer, certain other funds in the Fund Complex (2006-present).

Former: Manager, Mutual Fund Administration of Van Kampen Investments, Inc. (1996-2004).

Mark E. Mathiasen (1978)	Secretary	Since 2014	Current: Secretary, certain other funds in the Fund Complex (2007-present); Managing Director, Guggenheim Investments (2007-present).
Glenn McWhinnie (1969)	Assistant Treasurer	Since 2016	Current: Vice President, Guggenheim Investments (2009-present); Assistant Treasurer, certain other funds in the Fund Complex (2016-present).
Michael P. Megaris (1984)	Assistant Secretary	Since 2014	Current: Assistant Secretary, certain other funds in the Fund Complex (2014-present); Managing Director, Guggenheim Investments (2012-present).

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years
OFFICERS - continued
Elisabeth Miller (1968)	Chief Compliance Officer	Since 2012

Current: Chief Compliance Officer, certain other funds in the Fund Complex (2012-present); Senior Managing Director, Guggenheim Investments (Vice President, Guggenheim Funds Distributors, LLC (2014-present).

Former: Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investment Advisors, LLC (2012-2018); Chief Compliance Officer, Guggenheim
Distributors, LLC (2009-2014); Senior Manager, Security Investors, LLC (2004-2014); Senior Manager, Guggenheim Distributors, LLC (2004-2014).

Margaux Misantone (1978)	AML Officer	Since 2017

Current: Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investment Advisors, LLC (2018-present); AML Officer, Security Investors, LLC and certain other funds in the Fund Complex (2017-present); Managing Director, Guggenheim Investments (2015-present).

Former: Assistant Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investments Advisors, LLC (2015-2018).

Kimberly J. Scott (1974)	Assistant Treasurer	Since 2014

Current: Director, Guggenheim Investments (2012-present); Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer, Mutual Fund Administration for Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

Bryan Stone (1979)	Vice President	Since 2014

Current: Vice President, certain other funds in the Fund Complex (2014-present); Managing Director, Guggenheim Investments (2013-present).

Former: Senior Vice President, Neuberger Berman Group LLC (2009-2013); Vice President, Morgan Stanley (2002-2009).

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years
OFFICERS - concluded
John L. Sullivan (1955)	Chief Financial Officer, Chief Accounting Officer and Treasurer	Since 2014

Current: Chief Financial Officer, Chief Accounting Officer and Treasurer, certain other funds in the Fund Complex (2010-present); Senior Managing Director, Guggenheim Investments (2010-present).

Former: Managing Director and Chief Compliance Officer, each of the funds in the Van Kampen Investments fund complex (2004-2010); Managing Director and Head of Fund Accounting and Administration, Morgan Stanley Investment Management (2002-2004); Chief Financial Officer and Treasurer, Van Kampen Funds (1996-2004).

Jon Szafran (1989)	Assistant Treasurer	Since 2017

Current: Director, Guggenheim Investments (2017-present); Assistant Treasurer, certain other funds in the Fund Complex (2017-present).

Former: Assistant Treasurer of Henderson Global Funds and Manager of US Fund Administration, Henderson Global Investors (North America) Inc. (“HGINA”), (2017); Senior Analyst of US Fund Administration, HGINA (2014–2017); Senior Associate of Fund Administration, Cortland Capital Market Services, LLC (2013-2014); Experienced Associate, PricewaterhouseCoopers LLP (2012-2013).

*	The business address of each officer is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each officer serves an indefinite term, until his or her successor is duly elected and qualified.

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GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)

Who We Are

This Privacy Notice describes the data protection practices of Guggenheim Investments. Guggenheim Investments as used herein refers to the affiliated investment management businesses of Guggenheim Partners, LLC: Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC, Security Investors, LLC, Guggenheim Investment Advisors (Europe) Limited, Guggenheim Real Estate, LLC, GS Gamma Advisors, LLC, Guggenheim Partners India Management, LLC, Guggenheim Partners Europe Limited, as well as the funds in the Guggenheim Funds complex (the “Funds”) (“Guggenheim Investments,” “we,” “us,” or “our”).

Guggenheim Partners Investment Management Holdings, LLC, located at 330 Madison Avenue, New York, New York 10017 is the data controller for your information. The affiliates who are also controllers of certain of your information are: Guggenheim Investment Advisors (Europe) Limited, Guggenheim Partners Europe Limited, Guggenheim Partners, LLC, Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC and Security Investors, LLC, as well as the Funds.

Our Commitment to You

Guggenheim Investments considers your privacy our utmost concern. When you become our client or investor, you entrust us with not only your hard-earned money but also with your personal and financial information. Because we have access to your private information, we hold ourselves to the highest standards in its safekeeping and use. We strictly limit how we share your information with others, whether you are a current or former Guggenheim Investments client or investor.

The Information We Collect About You

We collect certain nonpublic personal information about you from information you provide on applications, other forms, our website, and/or from third parties including investment advisors. This information includes Social Security or other tax identification number, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, bank account information, marital status, family relationships, information that we collect on our website through the use of “cookies,” and other personal information that you or others provide to us. We may also collect such information through your inquiries by mail, e-mail or telephone. We may also collect customer due diligence information, as required by applicable law and regulation, through third party service providers.

How We Handle Your Personal Information

The legal basis for using your information as set out in this Privacy Notice is as follows: (a) use of your personal data is necessary to perform our obligations under any contract with you (such as a contract for us to provide financial services to you); or (b) where use of your personal data is not necessary for performance of a contract, use of your personal data is necessary for our

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GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)(continued)

legitimate interests or the legitimate interests of others (for example, to enforce the legal terms governing our services, operate and market our website and other services we offer, ensure safe environments for our personnel and others, make and receive payments, prevent fraud and to know the customer to whom we are providing the services). Some processing is done to comply with applicable law.

In addition to the specific uses described above, we also use your information in the following manner:

●	We use your information in connection with servicing your accounts.

●	We use information to respond to your requests or questions. For example, we might use your information to respond to your customer feedback.

●	We use information to improve our products and services. We may use your information to make our website and products better. We may use your information to customize your experience with us.

●	We use information for security purposes. We may use your information to protect our company and our customers.

●

We use information to communicate with you. For example, we will communicate with you about your account or our relationship. We may contact you about your feedback. We might also contact you about this Privacy Notice. We may also enroll you in our email newsletter.

●	We use information as otherwise permitted by law, as we may notify you.

●

Aggregate/Anonymous Data. We may aggregate and/or anonymize any information collected through the website so that such information can no longer be linked to you or your device (“Aggregate/Anonymous Information”). We may use Aggregate/Anonymous Information for any purpose, including without limitation for research and marketing purposes, and may also share such data with any third parties, including advertisers, promotional partners, and sponsors.

We do not sell information about current or former clients or their accounts to third parties. Nor do we share this information, except when necessary to complete transactions at your request, to make you aware of investment products and services that we or our affiliates offer, or as permitted or required by law.

We provide information about you to companies and individuals not affiliated with Guggenheim Investments to complete certain transactions or account changes, or to perform services for us related to your account. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we must provide certain information about you to that company to complete the transaction. We provide the third party with only the information necessary to carry out its responsibilities and only for that purpose. And we require these third

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GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)(continued)

parties to treat your private information with the same high degree of confidentiality that we do. To alert you to other Guggenheim Investments products and services, we share your information within our family of affiliated companies. You may limit our sharing with affiliated companies as set out below. We may also share information with any successor to all or part of our business, or in connection with steps leading up to a merger or acquisition. For example, if part of our business was sold we may give customer information as part of that transaction. We may also share information about you with your consent.

We will release information about you if you direct us to do so, if we are compelled by law to do so, or in other circumstances as permitted by law (for example, to protect your account from fraud).

If you close your account(s) or become an inactive client or investor, we will continue to adhere to the privacy policies and practices described in this notice.

Opt-Out Provisions and Your Data Choices

The law allows you to “opt out” of certain kinds of information sharing with third parties. We do not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

When you are no longer our client or investor, we continue to share your information as described in this notice, and you may contact us at any time to limit our sharing by sending an email to CorporateDataPrivacy@GuggenheimPartners.com.

European Union Data Subjects and certain others: In addition to the choices set forth above, residents of the European Union and certain other jurisdictions have certain rights to (1) request access to or rectification or deletion of information we collect about them, (2) request a restriction on the processing of their information, (3) object to the processing of their information, or (4) request the portability of certain information. To exercise these or other rights, please contact us using the contact information below. We will consider all requests and provide our response within the time period stated by applicable law. Please note, however, that certain information may be exempt from such requests in some circumstances, which may include if we need to keep processing your information for our legitimate interests or to comply with a legal obligation. We may request you provide us with information necessary to confirm your identity before responding to your request.

Residents of France and certain other jurisdictions may also provide us with instructions regarding the manner in which we may continue to store, erase and share your information after your death, and where applicable, the person you have designated to exercise these rights after your death.

How We Protect Privacy Online

We take steps to protect your privacy when you use our web site – www.guggenheiminvestments.com – by using secure forms of online communication, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These safeguards vary based on the

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GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)(concluded)

sensitivity of the information that we collect and store. However, we cannot and do not guarantee that these measures will prevent every unauthorized attempt to access, use, or disclose your information since despite our efforts, no Internet and/or other electronic transmissions can be completely secure. Our web site uses “http cookies”—tiny pieces of information that we ask your browser to store. We use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your e-mail address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

How We Safeguard Your Personal Information and Data Retention

We restrict access to nonpublic personal information about you to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We keep your information for no longer than necessary for the purposes for which it is processed. The length of time for which we retain information depends on the purposes for which we collected and use it and/or as required to comply with applicable laws. Information may persist in copies made for backup and business continuity purposes for additional time.

International Visitors

If you are not a resident of the United States, please be aware that your information may be transferred to, stored and processed in the United States where our servers are located and our databases are operated. The data protection and other laws of the United States and other countries might not be as comprehensive as those in your country.

In such cases, we ensure that a legal basis for such a transfer exists and that adequate protection is provided as required by applicable law, for example, by using standard contractual clauses or by transferring your data to a jurisdiction that has obtained an adequacy finding. Individuals whose data may be transferred on the basis of standard contractual clauses may contact us as described below.

We’ll Keep You Informed

If you have any questions or concerns about how we treat your personal data, we encourage you to consult with us first. You may also contact the relevant supervisory authority.

We reserve the right to modify this policy at any time and will inform you promptly of material changes. You may access our privacy policy from our web site at www.guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us by email at CorporateDataPrivacy@GuggenheimPartners.com.

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3.31.2022

Guggenheim Funds Semi-Annual Report

Guggenheim Limited Duration Fund

GuggenheimInvestments.com	LD-SEMI-0322x0922

DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	4
ABOUT SHAREHOLDERS’ FUND EXPENSES	6
LIMITED DURATION FUND	8
NOTES TO FINANCIAL STATEMENTS	42
OTHER INFORMATION	58
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	59
GUGGENHEIM INVESTMENTS PRIVACY NOTICE	65

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 1

March 31, 2022

Dear Shareholder:

Guggenheim Partners Investment Management, LLC (the “Investment Manager”) is pleased to present the shareholder report for Guggenheim Limited Duration Fund (the “Fund”) for the semi-annual period ended March 31, 2022.

The Investment Manager is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC (“Guggenheim”), a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Fund. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim and the Investment Manager.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Guggenheim Partners Investment Management, LLC,

April 30, 2022

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

This material is not intended as a recommendation or as investment advice of any kind, including in connection with rollovers, transfers, and distributions. Such material is not provided in a fiduciary capacity, may not be relied upon for or in connection with the making of investment decisions, and does not constitute a solicitation of an offer to buy or sell securities. All content has been provided for informational or educational purposes only and is not intended to be and should not be construed as legal or tax advice and/or a legal opinion. Always consult a financial, tax and/or legal professional regarding your specific situation.

COVID-19 and Other Market Risks. The outbreak of COVID-19 and the recovery response has caused and continues to cause at times reduced consumer demand and economic output, supply chain disruptions, and market closures, travel restrictions, quarantines, and disparate global vaccine distributions. As with other serious economic disruptions, governmental authorities and regulators have responded in recent years to this situation with significant fiscal and monetary policy changes. These included providing direct capital infusions into companies, introducing new monetary programs, and lowering interest rates. In some cases, these responses resulted in high inflation, low interest rates, and negative interest rates. Recently, the United States and other governments have also made investments and engaged in infrastructure modernization projects that have also increased public debt and spending. These actions, including their reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets, reduce market liquidity, continue to cause higher inflation, heighten investor uncertainty, and adversely affect the value of the Funds’ investments and the performance of the Funds. These actions also contribute to a risk that asset prices have a high degree of correlation across markets and asset classes. The duration and extent of COVID-19 over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Funds will depend on future developments, which are highly uncertain and difficult to predict.

The value of, or income generated by, the investments held by a Fund are subject to the possibility of rapid and unpredictable fluctuation, and loss. These movements may result from factors affecting individual companies, or from broader influences, including real or perceived changes in prevailing interest rates, changes in inflation rates or expectations about inflation rates (which are currently elevated relative to normal conditions), adverse investor confidence or sentiment, changing economic, political, social or financial market conditions, increased instability or general uncertainty, environmental disasters, governmental actions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, actual or threatened wars or other armed conflicts (such as the current Russia-Ukraine conflict and its risk of expansion or collateral economic and other effects) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Changing economic, political, geopolitical, social, or financial market or other conditions in one country or geographic region could adversely affect the value, yield and return of the investments held by a Fund in a different country or geographic region and economies, markets and issuers generally because of the increasingly interconnected global economies and financial markets.

2 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

March 31, 2022

Limited Duration Fund may not be suitable for all investors. ● The Fund’s market value will change in response to interest rate changes and market conditions among other factors. In general, bond prices rise when interest rates fall and vice versa. ● The Fund’s exposure to high yield securities may subject the Fund to greater volatility. ● When market conditions are deemed appropriate, the Fund may use leverage to the full extent permitted by its investment policies and restrictions and applicable law. Leveraging will exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund’s portfolio. ● The Fund may invest in derivative instruments, which may be more volatile and less liquid, increasing the risk of loss when compared to traditional securities. Certain of the derivative instruments are also subject to the risks of counterparty default and adverse tax treatment. ● Instruments and strategies (such as borrowing transactions and reverse repurchase agreements) may provide leveraged exposure to a particular investment, which will magnify any gains or losses on those investments. ● Investments in reverse repurchase agreements expose the Fund to the many of the same risks as investments in derivatives. ● The Fund’s investments in other investment vehicles subject the Fund to those risks and expenses affecting the investment vehicle. ● The Fund’s investments in foreign securities carry additional risks when compared to U.S. securities, due to the impact of diplomatic, political or economic developments in the country in question (investments in emerging markets securities are generally subject to an even greater level of risks). ● Investments in syndicated bank loans generally offer a floating interest rate and involve special types of risks. ● The Fund’s investments in municipal securities can be affected by events that affect the municipal bond market. ● The Fund’s investments in real estate securities subject the Fund to the same risks as direct investments in real estate, which is particularly sensitive to economic downturns. ● The Fund’s investments in restricted securities may involve financial and liquidity risk. ● You may have a gain or loss when you sell your shares. ● It is important to note that the Fund is not guaranteed by the U.S. government. ● Please read the prospectus for more detailed information regarding these and other risks.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 3

ECONOMIC AND MARKET OVERVIEW (Unaudited)	March 31, 2022

In the six months ended March 31, 2022, the yield on the two-year Treasury rose 200 basis points to 2.28% from 0.28%, and the 10-year Treasury increased by 80 basis points to 2.32% from 1.52%. The spread between the two-year Treasury and 10-year Treasury narrowed to 4 basis points from 124 basis points as the curve flattened amid market volatility resulting from Russia’s attack on Ukraine, COVID-19 shutdowns in China, and the commencement of rate hikes by the Federal Reserve (the “Fed”). One basis point is equal to 0.01%.

Nevertheless, the U.S. economy appears to remain on a strong footing. The Institute of Supply Management’s March Services Purchasing Managers’ Index showed a continued recovery in the services sector with business activity, employment, and new orders all rising. The March consumer price index (“CPI”) report was encouraging, with core CPI coming in lower than expected at 0.32% month over month, slightly below expectations of 0.50%.

Economic strength continues to embolden the Fed to move aggressively as it attempts to rein in inflation by raising interest rates and shrinking its balance sheet. The Fed is increasingly concerned about inflation and will act aggressively to get monetary policy to what they view is a more appropriate stance. In a recent speech, Lael Brainard, one of the Federal Open Market Committee’s (“FOMC”) traditionally more dovish members, referenced a “rapid pace” of balance sheet reduction and an “expeditious increase” in the fed funds rate, which caused market expectations for the degree of monetary tightening to ramp up.

Brainard’s shift in tone was echoed in the release of the minutes from the March FOMC meeting. The minutes were highly focused on elevated inflation and risks that inflation could stay well above target, as well mentions of an extremely tight labor market. The minutes repeated the phrase that monetary policy would move expeditiously, and contained a section that mentioned many participants would have voted for a 50-basis-point rate hike in March if it weren’t for the uncertainty resulting from the outbreak of war in Ukraine. Given this language, the 50-basis-point move at the May meeting and Fed Chair Jerome Powell’s telegraphing of further 50-basis point hikes came as no surprise. The Fed’s strategy at this point is to get rates back to a neutral level as fast as possible, and then see how far into restrictive territory they need to go based on how the economic and financial market data evolve.

A hawkish Fed has historically paved the way for a bullish approach to bonds. Indeed, we believe many fixed-income sectors are now pricing at compelling levels after enduring a first quarter marked by sharply rising yields, a flattening of the Treasury yield curve, and widening spreads. As the Fed races to raise rates during a period of U.S. economic strength and in the face of several global challenges, we remain diligent in our search for attractive entry points exposed by recent market volatility.

For the six-month period ended March 31, 2022, the S&P 500® Index* returned 5.92%. The MSCI Europe-Australasia-Far East (“EAFE”) Index* returned -3.38%. The return of the MSCI Emerging Markets Index* was -8.20%.

In the bond market, the Bloomberg U.S. Aggregate Bond Index* posted a -5.92% return for the six-month period, while the Bloomberg U.S. Corporate High Yield Index* returned -4.16%. The return of the ICE Bank of America (“BofA”) 3-Month U.S. Treasury Bill Index* was 0.05% for the six-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

4 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)(concluded)	March 31, 2022

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, mortgage-backed securities or “MBS” (agency fixed-rate and hybrid adjustable-rate mortgage, or “ARM”, pass-throughs), asset-backed securities (“ABS”), and commercial mortgage-backed securities (“CMBS”) (agency and non-agency).

Bloomberg U.S. Corporate High Yield Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB +/BB + or below.

Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index measures the performance of publicly issued investment grade corporate, U.S. Treasury and government agency securities with remaining maturities of one to three years.

ICE BofA 3-Month U.S. Treasury Bill Index is an unmanaged market Index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

S&P 500® is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity, and industry group representation.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses, and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, other distributions, and exchange fees, and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning September 30, 2021 and ending March 31, 2022.

The following tables illustrate the Fund’s costs in two ways:

Table 1. Based on actual Fund return: This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fifth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return: This section is intended to help investors compare a fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about the Fund’s expenses, including annual expense ratios for periods up to five years (subject to the Fund’s inception date), can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

6 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(concluded)

	Expense Ratio[1]	Fund Return	Beginning Account Value September 30, 2021	Ending Account Value March 31, 2022	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
A-Class	0.74%	(2.78%)	$ 1,000.00	$ 972.20	$ 3.64
C-Class	1.49%	(3.15%)	1,000.00	968.50	7.31
P-Class	0.74%	(2.78%)	1,000.00	972.20	3.64
Institutional Class	0.49%	(2.66%)	1,000.00	973.40	2.41
R6-Class	0.49%	(2.66%)	1,000.00	973.40	2.41

Table 2. Based on hypothetical 5% return (before expenses)
A-Class	0.74%	5.00%	$ 1,000.00	$ 1,021.24	$ 3.73
C-Class	1.49%	5.00%	1,000.00	1,017.50	7.49
P-Class	0.74%	5.00%	1,000.00	1,021.24	3.73
Institutional Class	0.49%	5.00%	1,000.00	1,022.49	2.47
R6-Class	0.49%	5.00%	1,000.00	1,022.49	2.47

[1]

Annualized and excludes expenses of the underlying funds in which the Funds invest, if any. This ratio represents net expenses, which may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratio for the Fund would be 0.74%, 1.49%, 0.74%, 0.49% and 0.49% for the A-Class, C-Class, P-Class, Institutional Class and R6-Class, respectively.

[2]

Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

[3]	Actual cumulative return at net asset value for the period September 30, 2021 to March 31, 2022.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 7

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2022

LIMITED DURATION FUND

OBJECTIVE: Seeks to provide a high level of income consistent with preservation of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

Portfolio Composition by Quality Rating[1]
Rating	% of Total Investments
Fixed Income Instruments
AAA	19.9%
AA	11.3%
A	18.3%
BBB	26.3%
BB	6.8%
B	3.5%
CCC	0.4%
CC	0.2%
NR2	7.8%
Other Instruments	5.5%
Total Investments	100.0%

Inception Dates:
A-Class	December 16, 2013
C-Class	December 16, 2013
P-Class	May 1, 2015
Institutional Class	December 16, 2013
R6-Class	March 13, 2019

Ten Largest Holdings (% of Total Net Assets)
State of Israel, 0.75%	1.4%
State of Israel, 1.25%	1.3%
Station Place Securitization Trust, 1.06%	1.1%
Boeing Co., 4.88%	0.9%
Czech Republic, 0.10%	0.9%
THL Credit Lake Shore MM CLO I Ltd., 1.94%	0.9%
OSAT Trust, 2.12%	0.9%
F&G Global Funding, 0.90%	0.7%
Shackleton CLO Ltd., 1.17%	0.7%
Station Place Securitization Trust Series, 0.96%	0.7%
Top Ten Total	9.5%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

[1]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled “NR” have been rated by Moody’s, Standard & Poor’s (“S&P”), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (“NRSRO”). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating. Security ratings are determined at the time of purchase and may change thereafter.

[2]	NR (not rated) securities do not necessarily indicate low credit quality.

8 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	March 31, 2022

Average Annual Returns*

Periods Ended March 31, 2022

	6 Month†	1 Year	5 Year	Since Inception (12/16/13)
A-Class Shares	(2.78%)	(1.88%)	1.87%	2.16%
A-Class Shares with sales charge‡	(4.99%)	(4.07%)	1.41%	1.88%
C-Class Shares	(3.15%)	(2.57%)	1.12%	1.40%
C-Class Shares with CDSC§	(4.11%)	(3.54%)	1.12%	1.40%
Institutional Class Shares	(2.66%)	(1.59%)	2.13%	2.43%
Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index	(3.05%)	(2.91%)	1.21%	1.11%

	6 Month†	1 Year	5 Year	Since Inception (05/01/15)
P-Class Shares	(2.78%)	(1.88%)	1.87%	2.07%
Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index	(3.05%)	(2.91%)	1.21%	1.13%

	6 Month†	1 Year	Since Inception (03/13/19)
R6-Class Shares	(2.66%)	(1.63%)	2.11%
Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index	(3.05%)	(2.91%)	1.05%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 2.25%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 9

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022
LIMITED DURATION FUND

	Shares	Value
COMMON STOCKS† - 0.4%

Financial - 0.3%
KKR Acquisition Holdings I Corp. — Class A*,1	820,948	$8,069,919
RXR Acquisition Corp. — Class A*,1	182,429	1,778,682
TPG Pace Beneficial II Corp.*,1	148,829	1,461,501
MSD Acquisition Corp. — Class A*,1	136,871	1,344,073
AfterNext HealthTech Acquisition Corp. — Class A*,1	135,000	1,306,800
Conyers Park III Acquisition Corp. — Class A*,1	125,300	1,221,675
Waverley Capital Acquisition Corp. 1 — Class A*,1	99,000	952,380
Acropolis Infrastructure Acquisition Corp. — Class A*,1	86,600	840,886
Blue Whale Acquisition Corp. I — Class A*,1	72,300	701,310
Colicity, Inc. — Class A*,1	46,809	456,856
Total Financial		18,134,082

Communications - 0.1%
Figs, Inc. — Class A*	43,750	941,500
Vacasa, Inc. — Class A*	81,407	673,236
Total Communications		1,614,736

Total Common Stocks
(Cost $19,829,328)		19,748,818

PREFERRED STOCKS†† - 0.6%
Financial - 0.6%
Wells Fargo & Co.
3.90%[2]	12,100,000	11,598,455
Markel Corp.
6.00%[2]	7,210,000	7,462,350
MetLife, Inc.
3.85%[2]	4,620,000	4,556,244
Bank of New York Mellon Corp.
4.70%[2]	3,010,000	3,082,240
American Financial Group, Inc.
4.50% due 09/15/60	102,052	2,322,704
First Republic Bank
4.13%	69,600	1,435,152
American Equity Investment Life Holding Co.
5.95%	8,000	204,400
Total Financial		30,661,545

Total Preferred Stocks
(Cost $31,414,518)		30,661,545

WARRANTS† - 0.0%
KKR Acquisition Holdings I Corp.
Expiring 12/31/27*,1	205,236	135,456
MSD Acquisition Corp.
Expiring 05/13/23*,1	27,374	21,352
Conyers Park III Acquisition Corp.
Expiring 08/12/28*	41,766	21,343
AfterNext HealthTech Acquisition Corp.
Expiring 07/09/23*	45,000	18,900
Ginkgo Bioworks Holdings, Inc.
Expiring 12/31/27*	19,663	17,309
RXR Acquisition Corp.
Expiring 03/08/26*,1	36,482	16,417
Acropolis Infrastructure Acquisition Corp.
Expiring 03/31/26*,1	28,866	13,720
Waverley Capital Acquisition Corp.
Expiring 04/30/27*,1	33,000	12,540
Blue Whale Acquisition Corp.
Expiring 07/30/26*,1	18,074	9,055
Colicity, Inc.
Expiring 12/31/27*,1	9,360	3,650
Total Warrants
(Cost $521,210)		269,742

MUTUAL FUNDS† - 1.6%
Guggenheim Strategy Fund III[3]	1,205,511	29,703,801
Guggenheim Strategy Fund II3	1,204,279	29,565,054
Guggenheim Ultra Short Duration Fund — Institutional Class[3]	2,946,383	28,845,092
Total Mutual Funds
(Cost $88,213,881)		88,113,947

MONEY MARKET FUND† - 2.9%
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 0.15%[4]	161,782,598	161,782,598
Total Money Market Fund
(Cost $161,782,598)		161,782,598

	Face Amount~
CORPORATE BONDS†† - 34.2%
Financial - 14.1%
Athene Global Funding
0.77% (SOFR + 0.72%) due 01/07/25◊,5	$30,000,000	29,520,000
1.99% due 08/19/28[5]	15,850,000	13,924,384
1.73% due 10/02/26[5]	14,700,000	13,347,934
F&G Global Funding
0.90% due 09/20/24[5]	42,100,000	39,686,537
1.75% due 06/30/26[5]	14,250,000	13,244,500
GA Global Funding Trust
1.95% due 09/15/28[5]	16,600,000	14,755,349
2.25% due 01/06/27[5]	15,000,000	14,002,563
1.63% due 01/15/26[5]	7,300,000	6,787,939
Societe Generale S.A.
1.79% due 06/09/27[2,5]	28,000,000	25,229,957
1.49% due 12/14/26[2,5]	10,500,000	9,492,300
3.88% due 03/28/24[5]	350,000	350,612
Macquarie Group Ltd.
1.63% due 09/23/27[2,5]	16,750,000	15,116,760
1.20% due 10/14/25[2,5]	13,550,000	12,806,643

10 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
LIMITED DURATION FUND

	Face Amount~	Value
Goldman Sachs Group, Inc.
3.00% due 03/15/24	20,950,000	$20,923,454
3.50% due 04/01/25	6,900,000	6,951,460
American International Group, Inc.
2.50% due 06/30/25	26,630,000	26,036,497
Equitable Financial Life Global Funding
1.40% due 07/07/25[5]	15,000,000	14,080,811
1.80% due 03/08/28[5]	12,000,000	10,793,036
Cooperatieve Rabobank UA
1.34% due 06/24/26[2,5]	15,000,000	13,999,984
1.98% due 12/15/27[2,5]	10,000,000	9,281,856
Pershing Square Holdings Ltd.
3.25% due 10/01/31	25,600,000	23,091,200
Reliance Standard Life Global Funding II
2.75% due 05/07/25[5]	20,850,000	20,444,693
BNP Paribas S.A.
1.32% due 01/13/27[2,5]	21,350,000	19,440,616
2.22% due 06/09/26[2,5]	400,000	380,362
Citizens Bank North America/Providence RI
2.25% due 04/28/25	20,000,000	19,383,689
Barclays Bank plc
1.70% due 05/12/22	18,450,000	18,459,311
Credit Agricole S.A.
1.25% due 01/26/27[2,5]	17,950,000	16,330,457
1.91% due 06/16/26[2,5]	400,000	377,584
First-Citizens Bank & Trust Co.
3.93% due 06/19/24[2]	15,200,000	15,353,585
Ares Finance Company LLC
4.00% due 10/08/24[5]	14,617,000	14,693,488
Jackson National Life Global Funding
1.75% due 01/12/25[5]	15,000,000	14,364,185
Bank of Nova Scotia
1.24% (SOFR Compounded Index + 0.96%) due 03/11/24◊	14,250,000	14,309,280
FS KKR Capital Corp.
4.25% due 02/14/25[5]	7,600,000	7,476,619
2.63% due 01/15/27	7,400,000	6,776,754
JPMorgan Chase & Co.
1.47% due 09/22/27[2]	15,000,000	13,823,482
American Equity Investment Life Holding Co.
5.00% due 06/15/27	13,075,000	13,641,455
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
2.88% due 10/15/26[5]	10,800,000	9,915,966
3.88% due 03/01/31[5]	4,100,000	3,710,500
Regions Financial Corp.
2.25% due 05/18/25	14,000,000	13,624,382
CNO Global Funding
1.75% due 10/07/26[5]	14,400,000	13,275,986
ABN AMRO Bank N.V.
1.54% due 06/16/27[2,5]	14,000,000	12,837,221
Fidelity & Guaranty Life Holdings, Inc.
5.50% due 05/01/25[5]	11,450,000	11,987,678
Deloitte LLP
4.35% due 11/17/23†††	7,300,000	7,355,509
3.46% due 05/07/27†††	4,500,000	4,334,552
American Tower Corp.
1.60% due 04/15/26	12,500,000	11,585,552
Iron Mountain, Inc.
4.88% due 09/15/27[5]	7,360,000	7,277,200
5.00% due 07/15/28[5]	3,085,000	3,007,474
Standard Chartered plc
1.32% due 10/14/23[2,5]	10,150,000	10,054,370
Essex Portfolio, LP
1.70% due 03/01/28	10,450,000	9,418,673
Apollo Management Holdings, LP
4.40% due 05/27/26[5]	7,115,000	7,406,389
4.00% due 05/30/24[5]	1,846,000	1,866,960
ING Groep N.V.
1.73% due 04/01/27[2]	9,800,000	9,038,969
BPCE S.A.
1.65% due 10/06/26[2,5]	9,500,000	8,766,017
OneMain Finance Corp.
3.50% due 01/15/27	7,050,000	6,521,250
6.13% due 03/15/24	1,500,000	1,537,500
7.13% due 03/15/26	50,000	53,444
First American Financial Corp.
4.00% due 05/15/30	7,860,000	7,872,105
KKR Group Finance Company VI LLC
3.75% due 07/01/29[5]	7,040,000	7,209,387
Morgan Stanley
2.19% due 04/28/26[2]	7,000,000	6,761,779
3.77% due 01/24/29[2]	361,000	363,817
SLM Corp.
3.13% due 11/02/26	7,500,000	6,956,250
SBA Communications Corp.
3.13% due 02/01/29	6,500,000	5,912,530
3.88% due 02/15/27	700,000	682,797
Belrose Funding Trust
2.33% due 08/15/30[5]	7,100,000	6,218,583
LPL Holdings, Inc.
4.00% due 03/15/29[5]	4,450,000	4,222,955
4.63% due 11/15/27[5]	2,000,000	1,964,420
Jefferies Financial Group, Inc.
5.50% due 10/18/23	5,650,000	5,777,668
Brighthouse Financial Global Funding
0.81% (SOFR + 0.76%) due 04/12/24◊,5	5,050,000	5,061,064
Starwood Property Trust, Inc.
3.75% due 12/31/24[5]	5,075,000	4,922,750
Horace Mann Educators Corp.
4.50% due 12/01/25	4,420,000	4,545,239
Jefferies Finance LLC / JFIN Company-Issuer Corp.
5.00% due 08/15/28[5]	4,300,000	4,117,164
United Wholesale Mortgage LLC
5.50% due 11/15/25[5]	3,880,000	3,763,600
5.50% due 04/15/29[5]	275,000	245,031
Peachtree Corners Funding Trust
3.98% due 02/15/25[5]	3,450,000	3,493,813

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 11

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
LIMITED DURATION FUND

	Face Amount~	Value
Hunt Companies, Inc.
5.25% due 04/15/29[5]	3,250,000	$3,096,113
CNA Financial Corp.
4.50% due 03/01/26	2,298,000	2,394,077
Ameriprise Financial, Inc.
3.00% due 04/02/25	2,060,000	2,052,100
Equitable Holdings, Inc.
4.35% due 04/20/28	1,700,000	1,736,444
Brookfield Finance, Inc.
3.90% due 01/25/28	1,400,000	1,405,926
CNO Financial Group, Inc.
5.25% due 05/30/25	1,000,000	1,037,403
Trinity Acquisition plc
4.40% due 03/15/26	881,000	910,137
Newmark Group, Inc.
6.13% due 11/15/23	775,000	810,390
Old Republic International Corp.
3.88% due 08/26/26	700,000	705,749
Equinix, Inc.
1.55% due 03/15/28	700,000	618,013
RenaissanceRe Finance, Inc.
3.70% due 04/01/25	400,000	405,111
Assurant, Inc.
4.90% due 03/27/28	350,000	364,963
Greystar Real Estate Partners LLC
5.75% due 12/01/25[5]	350,000	352,625
PNC Bank North America
3.88% due 04/10/25	150,000	152,891
HUB International Ltd.
7.00% due 05/01/26[5]	150,000	151,733
Total Financial		778,539,555

Industrial - 4.2%
Boeing Co.
4.88% due 05/01/25	50,500,000	52,099,323
2.20% due 02/04/26	10,450,000	9,879,602
CNH Industrial Capital LLC
1.45% due 07/15/26	12,500,000	11,477,484
1.95% due 07/02/23	9,600,000	9,500,796
1.88% due 01/15/26	4,960,000	4,695,709
Berry Global, Inc.
1.57% due 01/15/26	11,750,000	10,946,045
4.88% due 07/15/26[5]	5,165,000	5,216,650
Sealed Air Corp.
1.57% due 10/15/26[5]	16,450,000	14,985,747
TD SYNNEX Corp.
1.25% due 08/09/24[5]	14,400,000	13,680,905
Ryder System, Inc.
3.35% due 09/01/25	10,600,000	10,601,389
3.75% due 06/09/23	1,350,000	1,365,259
Graphic Packaging International LLC
1.51% due 04/15/26[5]	6,500,000	5,970,286
0.82% due 04/15/24[5]	6,250,000	5,939,448
Silgan Holdings, Inc.
1.40% due 04/01/26[5]	12,600,000	11,491,210
Teledyne Technologies, Inc.
2.25% due 04/01/28	12,000,000	11,131,780
Vontier Corp.
1.80% due 04/01/26	7,050,000	6,374,681
2.40% due 04/01/28	3,900,000	3,428,880
Standard Industries, Inc.
5.00% due 02/15/27[5]	6,000,000	5,947,680
4.75% due 01/15/28[5]	2,671,000	2,554,144
Penske Truck Leasing Company LP / PTL Finance Corp.
4.45% due 01/29/26[5]	5,475,000	5,630,452
4.20% due 04/01/27[5]	500,000	512,459
Owens Corning
3.88% due 06/01/30	5,910,000	5,967,996
Jabil, Inc.
1.70% due 04/15/26	3,800,000	3,517,759
GATX Corp.
3.85% due 03/30/27	2,900,000	2,927,453
3.50% due 03/15/28	200,000	198,859
Hardwood Funding LLC
2.37% due 06/07/28†††	3,000,000	2,795,201
Weir Group plc
2.20% due 05/13/26[5]	2,610,000	2,437,544
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc
4.00% due 09/01/29[5]	2,500,000	2,252,875
Huntington Ingalls Industries, Inc.
2.04% due 08/16/28[5]	2,250,000	2,033,961
Xylem, Inc.
1.95% due 01/30/28	2,050,000	1,897,243
National Basketball Association
2.51% due 12/16/24†††	1,900,000	1,849,276
Mueller Water Products, Inc.
4.00% due 06/15/29[5]	1,300,000	1,231,399
Brundage-Bone Concrete Pumping Holdings, Inc.
6.00% due 02/01/26[5]	800,000	770,184
JELD-WEN, Inc.
6.25% due 05/15/25[5]	535,000	551,248
Amsted Industries, Inc.
4.63% due 05/15/30[5]	350,000	331,705
5.63% due 07/01/27[5]	100,000	100,250
Summit Materials LLC / Summit Materials Finance Corp.
5.25% due 01/15/29[5]	275,000	271,563
6.50% due 03/15/27[5]	75,000	76,312
EnerSys
5.00% due 04/30/23[5]	175,000	175,955
Harsco Corp.
5.75% due 07/31/27[5]	125,000	121,025
Howmet Aerospace, Inc.
6.88% due 05/01/25	35,000	38,007
Total Industrial		232,975,744

Consumer, Non-cyclical - 3.9%
Triton Container International Ltd.
1.15% due 06/07/24[5]	26,000,000	24,666,792
0.80% due 08/01/23[5]	14,550,000	14,116,836

12 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
LIMITED DURATION FUND

	Face Amount~	Value
2.05% due 04/15/26[5]	1,800,000	$1,678,536
Global Payments, Inc.
2.15% due 01/15/27	31,000,000	29,095,834
Baxter International, Inc.
1.92% due 02/01/27[5]	15,500,000	14,484,451
CoStar Group, Inc.
2.80% due 07/15/30[5]	15,280,000	13,965,468
GXO Logistics, Inc.
1.65% due 07/15/26[5]	15,000,000	13,541,997
Laboratory Corporation of America Holdings
1.55% due 06/01/26	13,700,000	12,756,478
BAT International Finance plc
1.67% due 03/25/26	13,000,000	11,928,904
Prime Security Services Borrower LLC / Prime Finance, Inc.
3.38% due 08/31/27[5]	11,200,000	10,246,768
Element Fleet Management Corp.
1.60% due 04/06/24[5]	10,250,000	9,885,115
PRA Health Sciences, Inc.
2.88% due 07/15/26[5]	10,280,000	9,782,037
Altria Group, Inc.
2.35% due 05/06/25	8,000,000	7,770,046
Spectrum Brands, Inc.
5.75% due 07/15/25	6,780,000	6,907,125
BAT Capital Corp.
4.70% due 04/02/27	4,220,000	4,328,231
3.56% due 08/15/27	2,000,000	1,946,499
US Foods, Inc.
6.25% due 04/15/25[5]	3,750,000	3,843,750
4.75% due 02/15/29[5]	1,011,000	964,241
Royalty Pharma plc
1.75% due 09/02/27	5,150,000	4,673,991
Olympus Corp.
2.14% due 12/08/26[5]	4,350,000	4,095,939
DaVita, Inc.
4.63% due 06/01/30[5]	3,086,000	2,881,707
3.75% due 02/15/31[5]	800,000	700,000
FAGE International S.A. / FAGE USA Dairy Industry, Inc.
5.63% due 08/15/26[5]	2,828,000	2,785,580
Block, Inc.
2.75% due 06/01/26[5]	2,350,000	2,221,267
Bunge Limited Finance Corp.
1.63% due 08/17/25	1,900,000	1,799,695
Hologic, Inc.
3.25% due 02/15/29[5]	1,550,000	1,447,343
Molina Healthcare, Inc.
4.38% due 06/15/28[5]	1,115,000	1,103,426
Avantor Funding, Inc.
4.63% due 07/15/28[5]	1,050,000	1,038,450
IQVIA, Inc.
5.00% due 05/15/27[5]	850,000	859,388
Service Corporation International
3.38% due 08/15/30	750,000	675,660
Sabre GLBL, Inc.
7.38% due 09/01/25[5]	250,000	261,058
9.25% due 04/15/25[5]	225,000	249,443
Edwards Lifesciences Corp.
4.30% due 06/15/28	420,000	437,527
Zimmer Biomet Holdings, Inc.
3.05% due 01/15/26	400,000	395,659
Smithfield Foods, Inc.
4.25% due 02/01/27[5]	350,000	353,771
Performance Food Group, Inc.
5.50% due 10/15/27[5]	100,000	99,520
Total Consumer, Non-cyclical		217,988,532

Technology - 3.1%
HCL America, Inc.
1.38% due 03/10/26[5]	38,700,000	35,431,728
Microchip Technology, Inc.
2.67% due 09/01/23	22,900,000	22,823,302
0.98% due 09/01/24[5]	8,750,000	8,284,243
CDW LLC / CDW Finance Corp.
2.67% due 12/01/26	22,350,000	21,065,434
3.25% due 02/15/29	810,000	744,236
NetApp, Inc.
2.38% due 06/22/27	17,800,000	16,962,431
Infor, Inc.
1.75% due 07/15/25[5]	13,800,000	12,974,781
1.45% due 07/15/23[5]	1,100,000	1,077,674
Qorvo, Inc.
1.75% due 12/15/24[5]	10,600,000	10,111,022
4.38% due 10/15/29	1,380,000	1,380,462
3.38% due 04/01/31[5]	1,200,000	1,091,220
Oracle Corp.
2.30% due 03/25/28	12,400,000	11,325,835
Fidelity National Information Services, Inc.
1.65% due 03/01/28	11,000,000	9,842,266
Citrix Systems, Inc.
1.25% due 03/01/26	7,250,000	7,048,576
Broadcom, Inc.
4.15% due 11/15/30	5,492,000	5,566,081
NCR Corp.
5.13% due 04/15/29[5]	2,850,000	2,739,819
Leidos, Inc.
3.63% due 05/15/25	1,950,000	1,949,513
Twilio, Inc.
3.63% due 03/15/29	994,000	936,845
MSCI, Inc.
3.88% due 02/15/31[5]	379,000	359,351
Boxer Parent Company, Inc.
7.13% due 10/02/25[5]	150,000	155,481
Total Technology		171,870,300

Communications - 2.9%
Level 3 Financing, Inc.
5.38% due 05/01/25	11,055,000	11,160,022
3.63% due 01/15/29[5]	5,070,000	4,436,250
5.25% due 03/15/26	3,991,000	3,997,426
4.25% due 07/01/28[5]	2,277,000	2,090,303

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 13

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
LIMITED DURATION FUND

	Face Amount~	Value
3.75% due 07/15/29[5]	2,150,000	$1,905,394
Paramount Global
4.95% due 01/15/31	13,560,000	14,414,014
4.75% due 05/15/25	8,080,000	8,394,396
FactSet Research Systems, Inc.
2.90% due 03/01/27	22,750,000	22,106,924
Verizon Communications, Inc.
2.10% due 03/22/28	22,600,000	21,064,867
T-Mobile USA, Inc.
2.25% due 02/15/26[5]	8,150,000	7,679,745
3.50% due 04/15/25	5,000,000	5,033,088
2.63% due 04/15/26	3,200,000	3,056,704
Rogers Communications, Inc.
2.95% due 03/15/25[5]	14,400,000	14,296,033
Charter Communications Operating LLC / Charter Communications Operating Capital
2.25% due 01/15/29	11,700,000	10,528,459
2.80% due 04/01/31	3,250,000	2,929,206
Cogent Communications Group, Inc.
3.50% due 05/01/26[5]	12,350,000	11,732,500
Ziggo BV
4.88% due 01/15/30[5]	10,800,000	10,170,684
Virgin Media Vendor Financing Notes IV DAC
5.00% due 07/15/28[5]	1,850,000	1,776,000
Thomson Reuters Corp.
3.35% due 05/15/26	1,550,000	1,555,194
Fox Corp.
3.05% due 04/07/25	1,360,000	1,359,292
AMC Networks, Inc.
4.75% due 08/01/25	500,000	498,225
4.25% due 02/15/29	225,000	209,969
TripAdvisor, Inc.
7.00% due 07/15/25[5]	400,000	413,180
CSC Holdings LLC
4.13% due 12/01/30[5]	250,000	219,216
3.38% due 02/15/31[5]	225,000	189,563
Sirius XM Radio, Inc.
5.50% due 07/01/29[5]	75,000	76,125
Match Group Holdings II LLC
4.63% due 06/01/28[5]	75,000	72,656
Total Communications		161,365,435

Consumer, Cyclical - 2.5%
Magallanes, Inc.
3.64% due 03/15/25[5]	33,600,000	33,804,150
Hyatt Hotels Corp.
1.80% due 10/01/24	12,300,000	11,834,330
5.38% due 04/23/25	7,220,000	7,578,879
5.75% due 04/23/30	4,320,000	4,773,331
Marriott International, Inc.
4.63% due 06/15/30	7,320,000	7,581,256
5.75% due 05/01/25	6,610,000	7,018,068
2.13% due 10/03/22	2,345,000	2,345,760
Delta Air Lines, Inc.
7.00% due 05/01/25[5]	12,550,000	13,442,494
Alt-2 Structured Trust
2.95% due 05/14/31◊,†††	11,684,580	10,866,457
Delta Air Lines Inc. / SkyMiles IP Ltd.
4.50% due 10/20/25[5]	10,000,000	10,058,095
Choice Hotels International, Inc.
3.70% due 01/15/31	7,350,000	7,146,846
Hilton Domestic Operating Company, Inc.
3.63% due 02/15/32[5]	5,400,000	4,900,500
4.00% due 05/01/31[5]	300,000	283,125
American Airlines Class AA Pass Through Trust
3.35% due 10/15/29	2,837,003	2,718,854
3.00% due 10/15/28	1,736,619	1,613,653
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.50% due 06/20/27[5]	3,350,000	3,492,375
Suburban Propane Partners Limited Partnership/Suburban Energy Finance Corp.
5.88% due 03/01/27	2,300,000	2,331,625
Air Canada
3.88% due 08/15/26[5]	2,350,000	2,217,813
1011778 BC ULC / New Red Finance, Inc.
5.75% due 04/15/25[5]	700,000	720,223
Tempur Sealy International, Inc.
4.00% due 04/15/29[5]	375,000	340,622
Aramark Services, Inc.
5.00% due 02/01/28[5]	275,000	266,750
Powdr Corp.
6.00% due 08/01/25[5]	222,000	226,995
Total Consumer, Cyclical		135,562,201

Basic Materials - 1.3%
Anglo American Capital plc
2.25% due 03/17/28[5]	14,000,000	12,785,797
2.63% due 09/10/30[5]	9,370,000	8,495,874
4.00% due 09/11/27[5]	750,000	751,463
5.38% due 04/01/25[5]	600,000	630,010
Valvoline, Inc.
3.63% due 06/15/31[5]	11,161,000	9,641,765
4.25% due 02/15/30[5]	125,000	114,072
Carpenter Technology Corp.
4.45% due 03/01/23	8,405,000	8,560,492
6.38% due 07/15/28	1,145,000	1,149,637
Kaiser Aluminum Corp.
4.63% due 03/01/28[5]	9,643,000	9,058,249
Arconic Corp.
6.00% due 05/15/25[5]	7,811,000	7,990,653
Nucor Corp.
2.00% due 06/01/25	5,000,000	4,839,921
Alcoa Nederland Holding BV
5.50% due 12/15/27[5]	3,675,000	3,803,919
Steel Dynamics, Inc.
2.40% due 06/15/25	1,050,000	1,015,004
ArcelorMittal S.A.
4.55% due 03/11/26	400,000	409,814

14 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
LIMITED DURATION FUND

	Face Amount~	Value
Minerals Technologies, Inc.
5.00% due 07/01/28[5]	140,000	$133,350
Total Basic Materials		69,380,020

Utilities - 1.2%
Alexander Funding Trust
1.84% due 11/15/23[5]	19,050,000	18,464,797
CenterPoint Energy, Inc.
0.70% (SOFR Compounded Index + 0.65%) due 05/13/24◊	10,400,000	10,319,011
OGE Energy Corp.
0.70% due 05/26/23	10,200,000	9,992,749
Entergy Corp.
1.90% due 06/15/28	9,100,000	8,228,431
Terraform Global Operating LLC
6.13% due 03/01/26[5]	6,170,000	6,165,681
Southern Co.
1.75% due 03/15/28	5,000,000	4,496,644
AES Corp.
3.30% due 07/15/25[5]	4,250,000	4,169,675
Puget Energy, Inc.
2.38% due 06/15/28	3,600,000	3,291,338
Total Utilities		65,128,326

Energy - 0.8%
Galaxy Pipeline Assets Bidco Ltd.
2.16% due 03/31/34[5]	20,000,000	18,396,976
BP Capital Markets plc
4.88% [2,6]	7,500,000	7,518,750
Rattler Midstream, LP
5.63% due 07/15/25[5]	7,250,000	7,358,750
Occidental Petroleum Corp.
5.50% due 12/01/25	5,000,000	5,261,500
Valero Energy Corp.
2.15% due 09/15/27	3,100,000	2,899,040
2.85% due 04/15/25	429,000	423,867
Sabine Pass Liquefaction LLC
5.63% due 03/01/25	500,000	528,649
5.00% due 03/15/27	300,000	317,269
Cheniere Corpus Christi Holdings LLC
7.00% due 06/30/24	550,000	585,220
Gulfstream Natural Gas System LLC
4.60% due 09/15/25[5]	400,000	412,024
Parkland Corp.
5.88% due 07/15/27[5]	80,000	79,800
Total Energy		43,781,845

Financial Institutions - 0.2%
CBS Studio Center
3.06% (30 Day Average SOFR + 3.00%, Rate Floor: 3.00%) due 01/09/24◊,†††	10,000,000	10,019,658
Total Corporate Bonds
(Cost $1,984,101,270)		1,886,611,616

ASSET-BACKED SECURITIES†† - 32.5%
Collateralized Loan Obligations - 20.5%
THL Credit Lake Shore MM CLO I Ltd.
2021-1A, 1.94% (3 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 04/15/33◊,5	48,500,000	48,612,030
2021-1A, 2.09% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 04/15/33◊,5	6,250,000	6,253,969
BXMT Ltd.
2020-FL2, 1.07% (30 Day Average SOFR + 1.01%, Rate Floor: 0.90%) due 02/15/38◊,5	25,122,000	24,884,572
2020-FL2, 1.32% (30 Day Average SOFR + 1.26%, Rate Floor: 1.15%) due 02/15/38◊	14,310,000	14,086,555
2020-FL3, 1.92% (30 Day Average SOFR + 1.86%, Rate Floor: 1.75%) due 11/15/37◊,5	4,500,000	4,458,830
2020-FL3, 2.32% (30 Day Average SOFR + 2.26%, Rate Floor: 2.15%) due 11/15/37◊	2,000,000	1,983,816
2020-FL2, 1.57% (30 Day Average SOFR + 1.51%, Rate Floor: 1.40%) due 02/15/38◊,5	2,000,000	1,981,567
Shackleton CLO Ltd.
2017-8A, 1.17% (3 Month USD LIBOR + 0.92%, Rate Floor: 0.00%) due 10/20/27◊,5	39,407,360	39,228,202
Golub Capital Partners CLO 49M Ltd.
2021-49A, 1.78% (3 Month USD LIBOR + 1.53%, Rate Floor: 1.53%) due 08/26/33◊,5	36,500,000	36,212,077
CHCP Ltd.
2021-FL1, 1.22% (30 Day Average SOFR + 1.16%, Rate Floor: 1.05%) due 02/15/38◊,5	34,750,000	34,547,004
Cerberus Loan Funding XXXIV, LP
2021-4A, 1.74% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 08/13/33◊,5	34,572,149	34,535,700
LCM XXIV Ltd.
2021-24A, 1.23% (3 Month USD LIBOR + 0.98%, Rate Floor: 0.98%) due 03/20/30◊,5	31,250,000	31,005,547
ABPCI Direct Lending Fund IX LLC
2021-9A, 1.67% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 11/18/31◊,5	30,750,000	30,213,163
Palmer Square Loan Funding Ltd.
2021-1A, 1.15% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.90%) due 04/20/29◊,5	14,570,731	14,480,429
2022-1A, 1.74% (3 Month Term SOFR + 1.60%, Rate Floor: 1.60%) due 04/15/30◊,5	5,000,000	5,000,000

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 15

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
LIMITED DURATION FUND

	Face Amount~	Value
2021-3A, 2.00% (3 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 07/20/29◊,5	5,000,000	$4,899,167
2021-2A, 1.88% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 05/20/29◊,5	4,000,000	3,906,936
2019-3A, 1.33% (3 Month USD LIBOR + 0.85%, Rate Floor: 0.85%) due 08/20/27◊,5	1,745,473	1,738,266
LoanCore Issuer Ltd.
2019-CRE2, 1.90% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 05/15/36◊,5	8,550,000	8,530,922
2021-CRE5, 2.19% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 07/15/36◊,5	7,900,000	7,800,251
2021-CRE4, 1.41% (30 Day Average SOFR + 1.36%, Rate Floor: 1.25%) due 07/15/35◊,5	7,500,000	7,372,962
2018-CRE1, 1.90% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 05/15/28◊,5	3,500,000	3,496,878
2018-CRE1, 1.53% (1 Month USD LIBOR + 1.13%, Rate Floor: 1.13%) due 05/15/28◊,5	2,575,775	2,574,690
Golub Capital Partners CLO 54M, LP
2021-54A, 1.85% (3 Month USD LIBOR + 1.53%, Rate Floor: 1.53%) due 08/05/33◊,5	29,000,000	28,770,952
LCCM Trust
2021-FL3, 1.85% (1 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 11/15/38◊,5	22,250,000	22,012,826
2021-FL2, 2.30% (1 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 12/13/38◊,5	6,000,000	5,938,350
Owl Rock CLO IV Ltd.
2021-4A, 2.08% (3 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 08/20/33◊,5	24,250,000	24,271,512
2021-4A, 2.38% (3 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 08/20/33◊,5	3,650,000	3,637,439
Golub Capital Partners CLO 16 Ltd.
2021-16A, 1.87% (3 Month USD LIBOR + 1.61%, Rate Floor: 1.61%) due 07/25/33◊,5	27,650,000	27,524,358
Golub Capital Partners CLO 36M Ltd.
2018-36A, 1.62% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 02/05/31◊,5	27,500,000	27,095,767
ABPCI Direct Lending Fund CLO V Ltd.
2021-5A, 2.15% (3 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 04/20/31◊,5	15,500,000	15,504,969
2021-5A, 1.75% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 04/20/31◊,5	11,500,000	11,428,898
HERA Commercial Mortgage Ltd.
2021-FL1, 1.52% (1 Month USD LIBOR + 1.05%, Rate Floor: 1.05%) due 02/18/38◊	22,750,000	22,468,708
2021-FL1, 2.07% (1 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 02/18/38◊,5	3,750,000	3,685,987
Cerberus Loan Funding XXVI, LP
2021-1A, 1.74% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 04/15/31◊,5	23,000,000	22,883,190
2021-1A, 2.14% (3 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 04/15/31◊,5	3,250,000	3,254,928
Golub Capital Partners CLO 33M Ltd.
2021-33A, 2.36% (3 Month USD LIBOR + 1.86%, Rate Floor: 1.86%) due 08/25/33◊,5	23,000,000	22,988,891
Cerberus Loan Funding XXXI, LP
2021-1A, 1.74% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 04/15/32◊,5	13,500,000	13,447,856
2021-1A, 2.14% (3 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 04/15/32◊,5	9,600,000	9,526,670
Parliament Clo II Ltd.
2021-2A, 2.18% (3 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 08/20/32◊,5	22,250,000	21,965,078
2021-2A, 3.03% (3 Month USD LIBOR + 2.55%, Rate Floor: 2.55%) due 08/20/32◊,5	500,000	498,753
Madison Park Funding XLVIII Ltd.
2021-48A, 1.70% (3 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 04/19/33◊,5	22,000,000	21,700,217
MidOcean Credit CLO VII
2020-7A, 1.28% (3 Month USD LIBOR + 1.04%, Rate Floor: 0.00%) due 07/15/29◊,5	19,293,657	19,202,840
Cerberus Loan Funding XXXII, LP
2021-2A, 1.86% (3 Month USD LIBOR + 1.62%, Rate Floor: 1.62%) due 04/22/33◊,5	14,250,000	14,206,146
2021-2A, 2.14% (3 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 04/22/33◊,5	4,000,000	3,940,185
Cerberus Loan Funding XXX, LP
2020-3A, 2.09% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 01/15/33◊,5	18,000,000	18,080,663

16 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
LIMITED DURATION FUND

	Face Amount~	Value
ABPCI Direct Lending Fund CLO II LLC
2021-1A, 1.85% (3 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 04/20/32◊,5	15,250,000	$15,251,530
2021-1A, 2.40% (3 Month USD LIBOR + 2.15%, Rate Floor: 2.15%) due 04/20/32◊,5	2,250,000	2,255,265
2021-1A, 2.15% (3 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 04/20/32◊,5	300,000	300,593
Woodmont Trust
2020-7A, 2.14% (3 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 01/15/32◊,5	16,250,000	16,317,641
BRSP Ltd.
2021-FL1, 2.60% (1 Month USD LIBOR + 2.15%, Rate Floor: 2.15%) due 08/19/38◊,5	10,000,000	9,869,901
2021-FL1, 2.35% (1 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 08/19/38◊,5	6,400,000	6,311,641
ACRES Commercial Realty Ltd.
2021-FL1, 2.24% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 06/15/36◊,5	11,200,000	11,080,557
2021-FL1, 2.44% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 06/15/36◊,5	4,800,000	4,722,271
Venture XIV CLO Ltd.
2020-14A, 1.54% (3 Month USD LIBOR + 1.03%, Rate Floor: 1.03%) due 08/28/29◊,5	14,600,906	14,520,528
AMMC CLO XI Ltd.
2020-11A, 1.83% due 04/30/31[5]	14,300,000	13,971,203
Cerberus Loan Funding XXXIII, LP
2021-3A, 1.80% (3 Month USD LIBOR + 1.56%, Rate Floor: 1.56%) due 07/23/33◊,5	11,500,000	11,434,927
2021-3A, 2.09% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 07/23/33◊,5	2,250,000	2,212,258
Fortress Credit Opportunities XI CLO Ltd.
2018-11A, 1.54% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 04/15/31◊,5	13,450,000	13,239,373
ABPCI Direct Lending Fund CLO I LLC
2021-1A, 1.95% (3 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 07/20/33◊,5	12,250,000	12,300,545
Cerberus Loan Funding XXXVI, LP
2021-6A, 1.64% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 11/22/33◊,5	11,807,024	11,744,418
Fortress Credit Opportunities IX CLO Ltd.
2021-9A, 1.92% (3 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 10/15/33◊,5	11,500,000	11,486,337
Lake Shore MM CLO III LLC
2021-2A, 1.72% (3 Month USD LIBOR + 1.48%, Rate Floor: 1.48%) due 10/17/31◊,5	11,250,000	11,161,312
Madison Park Funding LIII Ltd.
2022-53A, 1.94% (3 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 04/21/35◊,5	10,750,000	10,716,363
FS Rialto
2021-FL3, 2.23% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 11/16/36◊	7,500,000	7,370,044
2021-FL2, 2.48% (1 Month USD LIBOR + 2.05%, Rate Floor: 2.05%) due 05/16/38◊,5	3,250,000	3,209,345
Neuberger Berman CLO XVI-S Ltd.
2021-16SA, 1.64% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 04/15/34◊,5	10,200,000	10,005,022
Allegro CLO IX Ltd.
2018-3A, 1.41% (3 Month USD LIBOR + 1.17%, Rate Floor: 1.17%) due 10/16/31◊,5	10,000,000	9,954,121
Recette CLO Ltd.
2021-1A, 1.65% (3 Month USD LIBOR + 1.40%, Rate Floor: 0.00%) due 04/20/34◊,5	10,000,000	9,805,022
KREF
2021-FL2, 2.09% (1 Month USD LIBOR + 1.65%, Rate Floor: 1.65%) due 02/15/39◊,5	10,000,000	9,764,201
ABPCI Direct Lending Fund CLO VII, LP
2021-7A, 1.70% (3 Month USD LIBOR + 1.43%, Rate Floor: 1.43%) due 10/20/31◊,5	9,250,000	9,169,993
PFP Ltd.
2021-7, 1.83% (1 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 04/14/38◊,5	4,599,770	4,516,814
2021-7, 2.83% (1 Month USD LIBOR + 2.40%, Rate Floor: 2.40%) due 04/14/38◊,5	4,104,795	3,967,732
Cerberus Loan Funding XXXV, LP
2021-5A, 1.74% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 09/22/33◊,5	8,000,000	7,908,230
GoldenTree Loan Management US CLO 1 Ltd.
2021-9A, 1.75% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 01/20/33◊,5	7,000,000	6,901,346

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 17

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
LIMITED DURATION FUND

	Face Amount~	Value
2021-9A, 2.05% (3 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 01/20/33◊,5	1,000,000	$975,423
BCC Middle Market CLO LLC
2021-1A, 1.74% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 10/15/33◊,5	6,750,000	6,665,894
BDS
2021-FL8, 2.37% (1 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 01/18/36◊,5	7,000,000	6,645,138
NewStar Fairfield Fund CLO Ltd.
2018-2A, 1.52% (3 Month USD LIBOR + 1.27%, Rate Floor: 1.27%) due 04/20/30◊,5	6,529,571	6,505,645
KREF Funding V LLC
1.83% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 06/25/26◊,†††	6,426,529	6,386,488
0.15% due 06/25/26†††,7	27,272,727	13,364
BDS Ltd.
2021-FL9, 2.37% (1 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 11/16/38◊,5	5,000,000	4,814,130
2020-FL5, 1.97% (30 Day Average SOFR + 1.91%, Rate Floor: 1.80%) due 02/16/37◊	1,400,000	1,394,123
Neuberger Berman Loan Advisers CLO 40 Ltd.
2021-40A, 1.64% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 04/16/33◊,5	6,000,000	5,900,524
MF1 Multifamily Housing Mortgage Loan Trust
2021-FL6, 2.12% (1 Month USD LIBOR + 1.65%, Rate Floor: 1.65%) due 07/16/36◊,5	6,000,000	5,893,100
GPMT Ltd.
2019-FL2, 1.47% (1 Month USD LIBOR + 1.30%, Rate Floor: 1.30%) due 02/22/36◊	5,764,357	5,745,752
Cerberus 2112 Levered LLC
2.49% (90 Day Average SOFR + 2.35%, Rate Floor: 2.35%) due 02/15/29◊	5,750,000	5,644,875
STWD Ltd.
2019-FL1, 2.37% (1 Month Term SOFR + 2.06%, Rate Floor: 1.95%) due 07/15/38◊	3,200,000	3,144,546
2021-FL2, 2.27% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 04/18/38◊,5	2,187,000	2,151,051
Parliament CLO II Ltd.
2021-2A, 1.83% (3 Month USD LIBOR + 1.35%, Rate Floor: 1.35%) due 08/20/32◊,5	5,250,000	5,172,417
Owl Rock CLO II Ltd.
2021-2A, 1.80% (3 Month USD LIBOR + 1.55%, Rate Floor: 1.55%) due 04/20/33◊,5	5,000,000	4,976,441
CIFC Funding Ltd.
2021-4A, 1.50% (3 Month USD LIBOR + 1.25%, Rate Floor: 1.25%) due 04/20/34◊,5	5,000,000	4,932,160
BSPRT Issuer Ltd.
2021-FL6, 2.45% (1 Month USD LIBOR + 2.05%, Rate Floor: 2.05%) due 03/15/36◊	5,000,000	4,846,812
Carlyle Global Market Strategies CLO Ltd.
2018-4A, 1.24% (3 Month USD LIBOR + 1.00%, Rate Floor: 1.00%) due 01/15/31◊,5	4,681,009	4,646,318
VOYA CLO
2021-2A, 2.39% (3 Month USD LIBOR + 2.15%, Rate Floor: 2.15%) due 06/07/30◊,5	4,500,000	4,448,186
ACRE Commercial Mortgage Ltd.
2021-FL4, 1.24% (1 Month USD LIBOR + 1.10%, Rate Floor: 1.10%) due 12/18/37◊,5	4,500,000	4,366,589
Marathon CLO V Ltd.
2017-5A, 1.35% (3 Month USD LIBOR + 0.87%, Rate Floor: 0.00%) due 11/21/27◊,5	4,238,731	4,230,922
Avery Point VI CLO Ltd.
2021-6A, 1.67% (3 Month USD LIBOR + 1.35%, Rate Floor: 1.35%) due 08/05/27◊,5	4,000,000	3,973,500
Magnetite XXIX Ltd.
2021-29A, 1.64% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 01/15/34◊,5	4,000,000	3,943,946
Neuberger Berman Loan Advisers CLO 32 Ltd.
2021-32A, 1.65% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 01/20/32◊,5	4,000,000	3,942,412
Owl Rock CLO VI Ltd.
2021-6A, 1.87% (3 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 06/21/32◊,5	3,500,000	3,490,541
AMMC CLO XIV Ltd.
2021-14A, 1.66% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 07/25/29◊,5	3,250,000	3,214,539
Boyce Park CLO Ltd.
2022-1A, 2.37% (3 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 04/21/35◊,5	3,000,000	2,962,768

18 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
LIMITED DURATION FUND

	Face Amount~		Value
Golub Capital Partners CLO 17 Ltd.
2017-17A, 1.91% (3 Month USD LIBOR + 1.65%, Rate Floor: 0.00%) due 10/25/30◊,5		2,500,000	$2,500,345
Greystone Commercial Real Estate Notes
2021-FL3, 2.05% (1 Month USD LIBOR + 1.65%, Rate Floor: 1.65%) due 07/15/39◊,5		2,200,000	2,136,713
Neuberger Berman Loan Advisers CLO 47 Ltd.
2022-47A, 1.97% (3 Month Term SOFR + 1.80%, Rate Floor: 1.80%) due 04/14/35◊,5		2,000,000	1,980,625
HGI CRE CLO Ltd.
2021-FL2, 1.93% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 09/17/36◊		2,000,000	1,945,800
TRTX Issuer Ltd.
2019-FL3, 1.32% (30 Day Average SOFR + 1.26%, Rate Floor: 1.15%) due 10/15/34◊		1,668,838	1,651,951
Dryden 37 Senior Loan Fund
2015-37A, due 01/15/31[5,8]		1,500,000	1,231,417
Halcyon Loan Advisors Funding Ltd.
2017-3A, 1.14% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.00%) due 10/18/27◊,5		982,114	981,756
Newfleet CLO Ltd.
2018-1A, 1.20% (3 Month USD LIBOR + 0.95%, Rate Floor: 0.00%) due 04/20/28◊,5		844,898	842,595
Treman Park CLO Ltd.
2015-1A, due 10/20/28[5,8]		1,000,000	782,194
Northwoods Capital XII-B Ltd.
2018-12BA, 1.58% (3 Month USD LIBOR + 0.75%, Rate Floor: 0.75%) due 06/15/31◊,5		656,250	655,494
Diamond CLO Ltd.
2021-1A, 1.46% (3 Month USD LIBOR + 1.20%, Rate Floor: 1.20%) due 04/25/29◊,5		482,164	482,070
2018-1A, 1.76% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 07/22/30◊,5		24,958	24,954
Oaktree CLO Ltd.
2017-1A, 1.12% (3 Month USD LIBOR + 0.87%) due 10/20/27◊,5		347,296	346,756
KVK CLO Ltd.
2017-1A, 1.14% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.00%) due 01/14/28◊,5		273,745	273,556
Carlyle GMS Finance MM CLO LLC
2018-1A, 2.02% (3 Month USD LIBOR + 1.78%, Rate Floor: 0.00%) due 10/15/31◊,5		250,000	247,614
OHA Credit Partners IX Ltd.
2013-9A, due 10/20/25[5,8]		301,370	338
Copper River CLO Ltd.
2007-1A, due 01/20/21[8,9]		500,000	100
Total Collateralized Loan Obligations			1,130,419,131

Financial - 4.7%
Station Place Securitization Trust
2021-15, 1.06% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 09/26/22◊,†††,5		61,500,000	61,500,000
2021-9, 1.06% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.00%) due 06/20/22◊,†††,5		29,450,000	29,450,000
2021-SP1, 1.93% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 08/17/22◊,†††,5		3,000,000	3,000,000
Station Place Securitization Trust Series
2021-17, 0.96% (1 Month USD LIBOR + 0.50%, Rate Floor: 0.50%) due 06/22/22◊,†††,5		39,000,000	39,000,000
2021-14, 1.16% (1 Month USD LIBOR + 0.70%, Rate Floor: 0.70%) due 12/08/22◊,†††,5		35,000,000	35,000,000
Strategic Partners Fund VIII LP
2.95% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 03/10/25◊,†††		23,500,000	23,486,228
3.45% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/10/25◊,†††		4,000,000	3,997,949
HV Eight LLC
2.75% (3 Month EURIBOR + 2.75%, Rate Floor: 2.75%) due 12/28/25◊,†††	EUR	21,000,000	23,202,865
Madison Avenue Secured Funding Trust Series
2021-1, 1.96% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 01/17/23◊,†††,5		15,900,000	15,900,000
Project Onyx
2.50% (90 Day Average SOFR + 2.30%, Rate Floor: 2.30%) due 01/26/27◊,†††		7,000,000	6,977,312
KKR Core Holding Company LLC
4.00% due 08/12/31†††		7,030,129	6,654,426
Ceamer Finance LLC
3.69% due 03/22/31†††		4,480,700	4,158,715
Lightning A
5.50% due 03/01/37†††		1,408,000	1,408,000
Thunderbird A
5.50% due 03/01/37†††		1,280,000	1,280,000
Aesf Vi Verdi, LP
2.15% (3 Month EURIBOR + 2.15%, Rate Floor: 2.15%) due 11/25/24◊,†††	EUR	1,027,157	1,135,101
Total Financial			256,150,596

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 19

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
LIMITED DURATION FUND

	Face Amount~	Value
Transport-Container - 1.8%
Triton Container Finance VIII LLC
2021-1A, 1.86% due 03/20/46[5]	37,057,500	$33,528,674
CLI Funding VI LLC
2020-3A, 2.07% due 10/18/45[5]	15,722,500	14,599,032
2020-1A, 2.08% due 09/18/45[5]	1,681,000	1,575,104
CLI Funding VIII LLC
2021-1A, 1.64% due 02/18/46[5]	16,722,768	15,181,183
TIF Funding II LLC
2021-1A, 1.65% due 02/20/46[5]	16,645,375	14,942,405
Textainer Marine Containers VII Ltd.
2021-1A, 1.68% due 02/20/46[5]	10,320,667	9,338,557
2020-1A, 2.73% due 08/21/45[5]	4,855,200	4,703,310
Textainer Marine Containers VIII Ltd.
2020-2A, 2.10% due 09/20/45[5]	4,288,473	4,031,575
CAL Funding IV Ltd.
2020-1A, 2.22% due 09/25/45[5]	3,271,875	3,041,618
Total Transport-Container		100,941,458

Whole Business - 1.6%
Applebee’s Funding LLC / IHOP Funding LLC
2019-1A, 4.19% due 06/05/49[5]	31,042,440	30,806,176
SERVPRO Master Issuer LLC
2021-1A, 2.39% due 04/25/51[5]	12,009,250	10,798,862
2019-1A, 3.88% due 10/25/49[5]	6,109,375	6,120,360
Taco Bell Funding LLC
2021-1A, 1.95% due 08/25/51[5]	18,703,125	16,915,013
ServiceMaster Funding LLC
2020-1, 2.84% due 01/30/51[5]	9,157,500	8,291,878
Wingstop Funding LLC
2020-1A, 2.84% due 12/05/50[5]	7,820,700	7,253,511
Arbys Funding LLC
2020-1A, 3.24% due 07/30/50[5]	7,141,250	6,811,767
Domino’s Pizza Master Issuer LLC
2019-1A, 3.67% due 10/25/49[5]	1,715,000	1,644,131
Total Whole Business		88,641,698

Transport-Aircraft - 1.3%
AASET Trust
2021-1A, 2.95% due 11/16/41[5]	16,997,809	14,056,015
2017-1A, 3.97% due 05/16/42[5]	3,216,112	2,715,475
AASET US Ltd.
2018-2A, 4.45% due 11/18/38[5]	14,593,588	12,584,852
Sapphire Aviation Finance I Ltd.
2018-1A, 4.25% due 03/15/40[5]	9,482,354	8,127,916
KDAC Aviation Finance Ltd.
2017-1A, 4.21% due 12/15/42[5]	8,547,775	7,482,360
MAPS Ltd.
2018-1A, 4.21% due 05/15/43[5]	6,732,534	6,295,429
Sapphire Aviation Finance II Ltd.
2020-1A, 3.23% due 03/15/40[5]	6,606,640	5,958,150
Castlelake Aircraft Structured Trust
2021-1A, 3.47% due 01/15/46[5]	5,945,447	5,501,623
Castlelake Aircraft Securitization Trust
2018-1, 4.13% due 06/15/43[5]	5,753,722	5,306,675
Falcon Aerospace Ltd.
2019-1, 3.60% due 09/15/39[5]	2,571,803	2,318,991
2017-1, 4.58% due 02/15/42[5]	1,099,706	1,064,524
Raspro Trust
2005-1A, 1.18% (3 Month USD LIBOR + 0.93%, Rate Floor: 0.93%) due 03/23/24◊,5	2,551,004	2,538,949
Total Transport-Aircraft		73,950,959

Net Lease - 1.3%
Oak Street Investment Grade Net Lease Fund Series
2020-1A, 1.85% due 11/20/50[5]	39,802,480	37,403,198
STORE Master Funding I LLC
2015-1A, 4.17% due 04/20/45[5]	10,329,958	10,149,441
STORE Master Funding LLC
2021-1A, 2.86% due 06/20/51[5]	6,923,938	6,509,219
CF Hippolyta LLC
2021-1A, 1.98% due 03/15/61[5]	5,883,483	5,412,600
CMFT Net Lease Master Issuer LLC
2021-1, 2.91% due 07/20/51[5]	3,000,000	2,768,096
2021-1, 2.51% due 07/20/51[5]	2,500,000	2,295,637
CARS-DB4, LP
2020-1A, 3.19% due 02/15/50[5]	3,984,167	3,873,688
2020-1A, 3.25% due 02/15/50[5]	896,704	871,343
New Economy Assets Phase 1 Sponsor LLC
2021-1, 1.91% due 10/20/61[5]	2,500,000	2,331,262
Capital Automotive REIT
2020-1A, 3.48% due 02/15/50[5]	1,992,083	1,933,401
Total Net Lease		73,547,885

Collateralized Debt Obligations - 0.9%
Anchorage Credit Funding 4 Ltd.
2021-4A, 2.72% due 04/27/39[5]	24,650,000	24,023,954
Anchorage Credit Funding Ltd.
2021-13A, 2.88% due 07/27/39[5]	8,500,000	8,337,152
2021-13A, 3.15% due 07/27/39[5]	8,050,000	7,888,356
Anchorage Credit Funding 3 Ltd.
2021-3A, 2.87% due 01/28/39[5]	9,750,000	9,254,893
Total Collateralized Debt Obligations		49,504,355

Infrastructure - 0.3%
VB-S1 Issuer LLC - VBTEL
2022-1A, 4.29% due 02/15/52[5]	9,250,000	9,009,585
Secured Tenant Site Contract Revenue Notes Series
2018-1A, 3.97% due 06/15/48[5]	6,976,311	6,995,881
Total Infrastructure		16,005,466

Single Family Residence - 0.1%
FirstKey Homes Trust
2021-SFR1, 2.19% due 08/17/38[5]	4,000,000	3,631,683
Total Asset-Backed Securities
(Cost $1,834,855,045)		1,792,793,231

20 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
LIMITED DURATION FUND

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 16.0%
Residential Mortgage-Backed Securities - 13.9%
CSMC Trust
2021-RPL1, 1.67% (WAC) due 09/27/60◊,5	34,973,771	$33,607,465
2021-RPL7, 1.93% (WAC) due 07/27/61◊,5	15,584,900	14,759,244
2020-RPL5, 3.02% (WAC) due 08/25/60◊,5	14,776,053	14,476,895
2021-RPL4, 1.80% (WAC) due 12/27/60◊,5	9,238,313	8,793,186
2018-RPL9, 3.85% (WAC) due 09/25/57◊,5	6,581,681	6,633,247
2020-NQM1, 1.41% due 05/25/65[5,10]	3,206,237	3,153,750
PRPM LLC
2021-5, 1.79% due 06/25/26[5,10]	25,537,286	24,203,136
2022-1, 3.72% due 02/25/27[5,10]	24,100,000	23,673,240
2021-8, 1.74% (WAC) due 09/25/26◊,5	12,642,722	11,980,726
2021-RPL2, 2.49% (WAC) due 10/25/51◊,5	2,500,000	2,327,740
Legacy Mortgage Asset Trust
2021-GS3, 1.75% due 07/25/61[5,10]	24,679,048	23,491,275
2021-GS4, 1.65% due 11/25/60[5,10]	21,582,376	20,364,770
2021-GS2, 1.75% due 04/25/61[5,10]	9,292,045	8,858,934
2021-GS5, 2.25% due 07/25/67[5,10]	6,092,115	5,802,332
BRAVO Residential Funding Trust
2021-C, 1.62% due 03/01/61[5,10]	25,110,106	23,663,081
2022-R1, 3.13% due 01/29/70[5,10]	18,383,677	17,384,298
2021-HE2, 0.95% (30 Day Average SOFR + 0.85%, Rate Floor: 0.00%) due 11/25/69◊,5	3,868,032	3,852,724
2021-HE2, 1.15% (30 Day Average SOFR + 1.05%, Rate Floor: 0.00%) due 11/25/69◊,5	3,551,912	3,537,880
2021-HE1, 1.05% (30 Day Average SOFR + 0.95%, Rate Floor: 0.00%) due 01/25/70◊,5	3,168,482	3,152,866
2021-HE1, 0.95% (30 Day Average SOFR + 0.85%, Rate Floor: 0.00%) due 01/25/70◊,5	2,379,050	2,368,742
2019-NQM2, 2.75% (WAC) due 11/25/59◊,5	708,467	691,154
OSAT Trust
2021-RPL1, 2.12% due 05/25/65[5,10]	49,540,520	47,401,429
NRZ Advance Receivables Trust
2020-T2, 1.48% due 09/15/53[5]	28,950,000	28,142,810
2020-T3, 1.32% due 10/15/52[5]	12,450,000	12,397,242
NYMT Loan Trust
2021-SP1, 1.67% due 08/25/61[5,10]	39,135,721	37,247,164
Verus Securitization Trust
2020-5, 1.58% due 05/25/65[5,10]	7,515,785	7,326,922
2021-4, 1.35% (WAC) due 07/25/66◊,5	7,743,644	7,268,962
2021-5, 1.37% (WAC) due 09/25/66◊,5	7,877,231	7,251,901
2021-3, 1.44% (WAC) due 06/25/66◊,5	4,942,162	4,673,350
2021-6, 1.89% (WAC) due 10/25/66◊,5	3,718,486	3,540,632
2019-4, 2.64% due 11/25/59[5,10]	2,501,603	2,498,949
2020-1, 2.42% due 01/25/60[5,10]	1,238,434	1,233,384
Ocwen Master Advance Receivables Trust
2020-T1, 1.28% due 08/15/52[5]	31,056,316	31,057,216
New Residential Advance Receivables Trust Advance Receivables Backed Notes
2020-T1, 1.43% due 08/15/53[5]	15,750,000	15,418,997
2020-APT1, 1.04% due 12/16/52[5]	10,900,000	10,744,219
FKRT
2.21% due 11/30/58†††,9	25,700,000	24,749,091
Towd Point Mortgage Trust
2017-6, 2.75% (WAC) due 10/25/57◊,5	10,782,414	10,678,783
2018-2, 3.25% (WAC) due 03/25/58◊,5	5,826,942	5,828,981
2017-5, 1.06% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.00%) due 02/25/57◊,5	4,301,867	4,285,797
2018-1, 3.00% (WAC) due 01/25/58◊,5	780,045	772,127
Towd Point Revolving Trust
4.83% due 09/25/64[9]	18,500,000	18,515,337
Soundview Home Loan Trust
2006-OPT5, 0.60% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 07/25/36◊	11,575,900	11,326,194
2005-OPT3, 1.16% (1 Month USD LIBOR + 0.71%, Rate Floor: 0.71%) due 11/25/35◊	2,457,653	2,443,066
2006-1, 1.06% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 02/25/36◊	827,050	826,340
LSTAR Securities Investment Ltd.
2021-1, 2.03% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 02/01/26◊,9	7,911,866	7,846,854
2021-2, 1.93% (1 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 03/02/26◊,9	6,126,497	6,082,585
ZH Trust
2021-2, 2.35% due 10/17/27[5]	10,000,000	9,821,381
2021-1, 2.25% due 02/18/27[5]	4,000,000	3,927,353
Imperial Fund Mortgage Trust
2022-NQM2, 4.02% (WAC) due 03/25/67◊,5	13,500,000	13,329,264
Home Equity Loan Trust
2007-FRE1, 0.65% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 04/25/37◊	13,167,452	12,591,084
New Residential Mortgage Loan Trust
2018-2A, 3.50% (WAC) due 02/25/58◊,5	7,550,660	7,506,376
2018-1A, 4.00% (WAC) due 12/25/57◊,5	2,344,162	2,363,354
2019-6A, 3.50% (WAC) due 09/25/59◊,5	1,743,065	1,729,123
2017-5A, 1.96% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 06/25/57◊,5	728,873	734,845
Cascade Funding Mortgage Trust
2018-RM2, 4.00% (WAC) due 10/25/68◊,9	7,361,649	7,372,589

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 21

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
LIMITED DURATION FUND

	Face Amount~	Value
2019-RM3, 2.80% (WAC) due 06/25/69◊,9	2,176,186	$2,138,208
CSMC
2021-NQM8, 2.41% (WAC) due 10/25/66◊,5	9,380,285	8,937,519
Structured Asset Securities Corporation Mortgage Loan Trust
2008-BC4, 1.09% (1 Month USD LIBOR + 0.63%, Rate Floor: 0.63%) due 11/25/37◊	7,722,361	7,632,988
2006-BC4, 0.80% (1 Month USD LIBOR + 0.34%, Rate Floor: 0.34%) due 12/25/36◊	764,426	750,741
2007-BC1, 0.59% (1 Month USD LIBOR + 0.13%, Rate Floor: 0.13%) due 02/25/37◊	68,659	67,963
NovaStar Mortgage Funding Trust Series
2007-2, 0.66% (1 Month USD LIBOR + 0.20%, Rate Cap/Floor: 11.00%/0.20%) due 09/25/37◊	8,235,836	8,034,223
Alternative Loan Trust
2007-OA7, 0.60% (1 Month USD LIBOR + 0.28%, Rate Floor: 0.28%) due 05/25/47◊	5,325,164	4,840,858
2007-OH3, 1.04% (1 Month USD LIBOR + 0.58%, Rate Cap/Floor: 10.00%/0.58%) due 09/25/47◊	2,392,565	2,248,740
CFMT LLC
2021-HB5, 1.37% (WAC) due 02/25/31◊,5	6,950,000	6,697,455
Banc of America Funding Trust
2015-R2, 0.72% (1 Month USD LIBOR + 0.26%, Rate Floor: 0.26%) due 04/29/37◊,5	6,058,125	5,932,523
American Home Mortgage Investment Trust
2006-3, 0.82% (1 Month USD LIBOR + 0.36%, Rate Cap/Floor: 10.50%/0.36%) due 12/25/46◊	6,095,374	5,746,475
Credit Suisse Mortgage Capital Certificates
2021-RPL9, 2.44% (WAC) due 02/25/61◊,5	4,837,512	4,599,070
CIT Mortgage Loan Trust
2007-1, 1.81% (1 Month USD LIBOR + 1.35%, Rate Floor: 1.35%) due 10/25/37◊,5	4,266,735	4,268,480
2007-1, 1.91% (1 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 10/25/37◊,5	64,478	64,558
Argent Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-W2, 1.19% (1 Month USD LIBOR + 0.74%, Rate Floor: 0.74%) due 10/25/35◊	4,330,986	4,296,366
Morgan Stanley ABS Capital I Incorporated Trust
2007-HE3, 0.71% (1 Month USD LIBOR + 0.25%, Rate Floor: 0.25%) due 12/25/36◊	2,495,339	1,555,611
2007-HE3, 0.61% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 12/25/36◊	1,787,661	1,105,884
2007-HE5, 0.64% (1 Month USD LIBOR + 0.18%, Rate Floor: 0.18%) due 03/25/37◊	1,714,505	868,409
2006-NC1, 1.03% (1 Month USD LIBOR + 0.57%, Rate Floor: 0.57%) due 12/25/35◊	736,712	733,341
Bear Stearns Asset Backed Securities I Trust
2006-HE9, 0.60% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.28%) due 11/25/36◊	4,331,466	4,239,795
Ellington Financial Mortgage Trust
2021-2, 1.67% (WAC) due 06/25/66◊,5	2,561,057	2,387,551
2020-2, 1.64% (WAC) due 10/25/65◊,5	1,613,023	1,592,934
Securitized Asset Backed Receivables LLC Trust
2007-HE1, 0.68% (1 Month USD LIBOR + 0.22%, Rate Floor: 0.22%) due 12/25/36◊	13,476,775	3,935,891
HarborView Mortgage Loan Trust
2006-14, 0.60% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 01/25/47◊	2,223,994	2,060,159
2006-12, 0.64% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 01/19/38◊	1,910,997	1,808,076
SPS Servicer Advance Receivables Trust
2020-T2, 1.83% due 11/15/55[5]	3,750,000	3,506,379
GS Mortgage-Backed Securities Trust
2020-NQM1, 1.38% (WAC) due 09/27/60◊,5	3,558,599	3,467,749
Asset-Backed Securities Corporation Home Equity Loan Trust Series AEG
2006-HE1, 1.06% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 01/25/36◊	3,350,000	3,289,163
First NLC Trust
2005-4, 1.24% (1 Month USD LIBOR + 0.78%, Rate Cap/Floor: 14.00%/0.78%) due 02/25/36◊	3,263,031	3,222,162
IXIS Real Estate Capital Trust
2006-HE1, 1.06% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 03/25/36◊	5,177,087	3,177,157
Angel Oak Mortgage Trust
2021-6, 1.89% (WAC) due 09/25/66◊,5	3,214,067	3,033,101

22 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
LIMITED DURATION FUND

	Face Amount~	Value
Morgan Stanley Home Equity Loan Trust
2006-2, 1.02% (1 Month USD LIBOR + 0.56%, Rate Floor: 0.56%) due 02/25/36◊	2,836,169	$2,815,000
Park Place Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-WHQ3, 1.40% (1 Month USD LIBOR + 0.95%, Rate Floor: 0.95%) due 06/25/35◊	2,671,303	2,674,313
Structured Asset Investment Loan Trust
2006-3, 0.76% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 06/25/36◊	2,286,881	2,241,558
2005-2, 1.19% (1 Month USD LIBOR + 0.74%, Rate Floor: 0.74%) due 03/25/35◊	157,983	156,810
Nationstar Home Equity Loan Trust
2007-B, 0.68% (1 Month USD LIBOR + 0.22%, Rate Floor: 0.22%) due 04/25/37◊	2,340,670	2,324,332
Countrywide Asset-Backed Certificates
2006-6, 0.80% (1 Month USD LIBOR + 0.34%, Rate Floor: 0.34%) due 09/25/36◊	1,692,620	1,686,189
2006-5, 1.04% (1 Month USD LIBOR + 0.58%, Rate Floor: 0.58%) due 08/25/36◊	368,954	366,797
Credit-Based Asset Servicing and Securitization LLC
2006-CB2, 0.84% (1 Month USD LIBOR + 0.38%, Rate Floor: 0.38%) due 12/25/36◊	2,077,417	2,025,887
SG Residential Mortgage Trust
2022-1, 3.68% (WAC) due 03/27/62◊,5	2,045,358	1,996,692
Residential Mortgage Loan Trust
2020-1, 2.38% (WAC) due 01/26/60◊,5	2,013,802	1,958,931
GSAA Home Equity Trust
2006-3, 1.06% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 03/25/36◊	2,551,149	1,604,026
MFRA Trust
2021-INV1, 1.26% (WAC) due 01/25/56◊,5	1,583,165	1,531,904
ACE Securities Corporation Home Equity Loan Trust Series
2005-HE2, 1.48% (1 Month USD LIBOR + 1.02%, Rate Floor: 1.02%) due 04/25/35◊	1,470,685	1,460,956
Ameriquest Mortgage Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-R10, 1.10% (1 Month USD LIBOR + 0.65%, Rate Floor: 0.65%) due 01/25/36◊	1,458,740	1,457,540
FBR Securitization Trust
2005-2, 1.21% (1 Month USD LIBOR + 0.75%, Rate Cap/Floor: 14.00%/0.75%) due 09/25/35◊	1,347,330	1,345,167
Lehman XS Trust Series
2006-16N, 0.84% (1 Month USD LIBOR + 0.38%, Rate Floor: 0.38%) due 11/25/46◊	1,424,481	1,341,681
COLT Mortgage Loan Trust
2021-2, 2.38% (WAC) due 08/25/66◊,5	1,500,000	1,336,987
Starwood Mortgage Residential Trust
2020-1, 2.28% (WAC) due 02/25/50◊,5	1,256,562	1,247,156
Citigroup Mortgage Loan Trust
2019-IMC1, 2.72% (WAC) due 07/25/49◊,5	822,794	814,419
2007-WFH2, 1.06% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 03/25/37◊	411,636	411,098
Long Beach Mortgage Loan Trust
2006-8, 0.78% (1 Month USD LIBOR + 0.32%, Rate Floor: 0.32%) due 09/25/36◊	2,451,116	874,077
Morgan Stanley Capital I Incorporated Trust
2006-HE1, 1.04% (1 Month USD LIBOR + 0.58%, Rate Floor: 0.58%) due 01/25/36◊	887,860	869,760
CSMC Series
2015-12R, 0.61% (WAC) due 11/30/37◊,5	773,921	771,728
2014-2R, 0.39% (1 Month USD LIBOR + 0.20%, Rate Floor: 0.20%) due 02/27/46◊,5	76,794	75,932
First Franklin Mortgage Loan Trust
2004-FF10, 1.73% (1 Month USD LIBOR + 1.28%, Rate Floor: 1.28%) due 07/25/34◊	600,302	597,140
Nomura Resecuritization Trust
2015-4R, 2.27% (1 Month USD LIBOR + 0.43%, Rate Floor: 0.43%) due 03/26/36◊,5	581,581	542,250
JP Morgan Mortgage Acquisition Trust
2006-HE2, 0.74% (1 Month USD LIBOR + 0.28%, Rate Floor: 0.28%) due 07/25/36◊	460,959	459,668
UCFC Manufactured Housing Contract
1997-2, 7.38% due 10/15/28	133,289	131,770
Morgan Stanley Re-REMIC Trust
2010-R5, 2.24% due 06/26/36[5]	59,268	54,573
Total Residential Mortgage-Backed Securities		767,124,256

Commercial Mortgage Backed Securities - 2.0%
BX Commercial Mortgage Trust
2021-VOLT, 2.05% (1 Month USD LIBOR + 1.65%, Rate Floor: 1.65%) due 09/15/36◊,5	25,000,000	24,098,475

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 23

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
LIMITED DURATION FUND

	Face Amount~	Value
2022-LP2, 1.66% (1 Month Term SOFR + 1.56%, Rate Floor: 1.56%) due 02/15/39◊,5	16,300,000	$15,953,658
JP Morgan Chase Commercial Mortgage Securities Trust
2021-NYAH, 1.94% (1 Month USD LIBOR + 1.54%, Rate Floor: 1.54%) due 06/15/38◊,5	10,200,000	9,931,410
2016-JP2, 1.78% (WAC) due 08/15/49◊,7	34,720,340	2,131,402
BXHPP Trust
2021-FILM, 1.50% (1 Month USD LIBOR + 1.10%, Rate Floor: 1.10%) due 08/15/36◊,5	8,250,000	7,919,480
MHP
2022-MHIL, 1.57% (1 Month Term SOFR + 1.26%, Rate Floor: 1.26%) due 01/15/27◊,5	8,000,000	7,779,336
Life Mortgage Trust
2021-BMR, 1.80% (1 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 03/15/38◊,5	6,880,791	6,648,253
Extended Stay America Trust
2021-ESH, 2.10% (1 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 07/15/38◊,5	3,975,533	3,918,126
Wells Fargo Commercial Mortgage Trust
2017-C38, 1.01% (WAC) due 07/15/50◊,7	24,021,495	958,160
2016-C37, 0.81% (WAC) due 12/15/49◊,7	27,469,841	810,797
2017-C42, 0.87% (WAC) due 12/15/50◊,7	14,668,052	611,967
2015-LC22, 0.78% (WAC) due 09/15/58◊,7	19,822,384	435,633
2017-RB1, 1.18% (WAC) due 03/15/50◊,7	8,548,733	407,202
2016-NXS5, 1.43% (WAC) due 01/15/59◊,7	5,232,684	221,825
Motel Trust
2021-MTL6, 1.60% (1 Month USD LIBOR + 1.20%, Rate Floor: 1.20%) due 09/15/38◊,5	2,733,256	2,686,686
KKR Industrial Portfolio Trust
2021-KDIP, 1.40% (1 Month USD LIBOR + 1.00%, Rate Floor: 1.00%) due 12/15/37◊,5	2,662,500	2,602,300
JPMDB Commercial Mortgage Securities Trust
2016-C4, 0.75% (WAC) due 12/15/49◊,7	37,541,497	1,105,113
2018-C8, 0.59% (WAC) due 06/15/51◊,7	39,882,153	942,826
2016-C2, 1.55% (WAC) due 06/15/49◊,7	7,078,405	305,142
2017-C5, 0.94% (WAC) due 03/15/50◊,7	3,148,492	107,225
COMM Mortgage Trust
2015-CR24, 0.75% (WAC) due 08/10/48◊,7	59,447,612	1,245,255
2018-COR3, 0.44% (WAC) due 05/10/51◊,7	35,317,018	823,882
BENCHMARK Mortgage Trust
2018-B2, 0.40% (WAC) due 02/15/51◊,7	121,586,442	1,995,513
DBJPM Mortgage Trust
2017-C6, 0.97% (WAC) due 06/10/50◊,7	57,799,493	1,906,331
Banc of America Commercial Mortgage Trust
2017-BNK3, 1.01% (WAC) due 02/15/50◊,7	29,680,966	1,230,715
2016-UB10, 1.76% (WAC) due 07/15/49◊,7	11,171,687	629,805
UBS Commercial Mortgage Trust
2017-C2, 1.05% (WAC) due 08/15/50◊,7	28,106,296	1,139,075
2017-C5, 0.98% (WAC) due 11/15/50◊,7	13,583,292	495,751
Morgan Stanley Bank of America Merrill Lynch Trust
2017-C34, 0.78% (WAC) due 11/15/52◊,7	23,710,907	788,900
2015-C27, 0.87% (WAC) due 12/15/47◊,7	30,239,109	715,657
CSAIL Commercial Mortgage Trust
2019-C15, 1.04% (WAC) due 03/15/52◊,7	19,471,574	1,028,070
2016-C6, 1.87% (WAC) due 01/15/49◊,7	6,258,960	379,853
BAMLL Commercial Mortgage Securities Trust
2012-PARK, 2.96% due 12/10/30[5]	1,300,000	1,304,026
BBCMS Mortgage Trust
2018-C2, 0.76% (WAC) due 12/15/51◊,7	29,620,266	1,240,313
CD Commercial Mortgage Trust
2017-CD4, 1.27% (WAC) due 05/10/50◊,7	16,571,106	722,021
CD Mortgage Trust
2017-CD6, 0.92% (WAC) due 11/13/50◊,7	13,925,365	446,485
2016-CD1, 1.37% (WAC) due 08/10/49◊,7	5,867,616	267,381
CGMS Commercial Mortgage Trust
2017-B1, 0.81% (WAC) due 08/15/50◊,7	21,739,710	689,766
Citigroup Commercial Mortgage Trust
2016-C2, 1.74% (WAC) due 08/10/49◊,7	6,478,424	380,718
2016-GC37, 1.69% (WAC) due 04/10/49◊,7	3,103,452	164,304
GS Mortgage Securities Trust
2017-GS6, 1.02% (WAC) due 05/10/50◊,7	11,286,902	503,456
BANK
2017-BNK6, 0.80% (WAC) due 07/15/60◊,7	14,493,092	457,099
JPMBB Commercial Mortgage Securities Trust
2013-C17, 0.72% (WAC) due 01/15/47◊,7	21,309,522	215,254
Total Commercial Mortgage Backed Securities		108,344,646

Government Agency - 0.1%
Freddie Mac Seasoned Credit Risk Transfer Trust
2.00% due 05/25/60	3,728,835	3,492,498
2.00% due 11/25/59	2,158,498	2,027,098
Fannie Mae-Aces
1.46% (WAC) due 03/25/35◊,7	8,073,664	948,332

24 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
LIMITED DURATION FUND

	Face Amount~		Value
Freddie Mac Multifamily Structured Pass-Through Certificates
0.33% (WAC) due 08/25/23◊,7		98,487,832	$419,351
Total Government Agency			6,887,279

Total Collateralized Mortgage Obligations
(Cost $911,182,841)			882,356,181

SENIOR FLOATING RATE INTERESTS††,◊ - 7.4%
Industrial - 1.5%
Berry Global, Inc.
2.07% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 07/01/26		22,295,417	21,950,507
SkyMiles IP Ltd.
4.75% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 10/20/27		16,867,590	17,392,004
Mileage Plus Holdings LLC
6.25% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 06/21/27		9,455,500	9,798,262
Filtration Group Corp.
3.46% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/31/25		5,341,222	5,257,204
3.50% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 03/31/25	EUR	2,363,128	2,567,879
TransDigm, Inc.
2.71% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 08/22/24		4,002,592	3,940,072
2.71% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 12/09/25		1,825,710	1,793,760
2.71% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 05/30/25		930,734	912,994
Harsco Corporation
2.75% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.75%) due 03/10/28		3,970,000	3,862,492
Charter Next Generation, Inc.
4.50% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 12/01/27		3,432,663	3,411,209
Tank Holdings Corp.
3.46% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 03/26/26		1,955,000	1,950,113
Ravago Holdings America, Inc.
3.50% (3 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 03/06/28		1,980,000	1,925,550
TAMKO Building Products, Inc.
3.52% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 05/29/26		1,777,215	1,737,228
Standard Industries, Inc.
3.79% (1 Month USD LIBOR + 2.50%, Rate Floor: 3.00%) due 09/22/28		1,626,263	1,621,384
CPM Holdings, Inc.
3.73% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 11/17/25		1,514,020	1,489,417
Cushman & Wakefield US Borrower LLC
3.21% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 08/21/25		1,378,396	1,357,720
NA Rail Hold Co. LLC
5.01% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.25%) due 10/19/26		1,084,575	1,083,219
Park River Holdings, Inc.
4.00% (3 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 12/28/27		992,497	969,282
BWAY Holding Co.
3.48% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 04/03/24		783,547	771,465
Total Industrial			83,791,761

Consumer, Cyclical - 1.4%
BGIS (BIFM CA Buyer, Inc.)
3.96% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 06/01/26†††		11,812,805	11,606,081
Stars Group (Amaya)
3.26% (3 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 07/21/26		11,538,883	11,435,494
AlixPartners, LLP
3.25% (1 Month USD LIBOR + 2.75%, Rate Floor: 3.25%) due 02/04/28		9,925,000	9,759,054
Verisure Holding AB
3.25% (6 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 03/27/28	EUR	7,970,000	8,602,785
3.25% (6 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 07/20/26	EUR	1,030,000	1,113,761
Go Daddy Operating Company LLC
due 02/15/24		5,973,964	5,926,650
Amaya Holdings BV
2.50% (3 Month EURIBOR + 2.50%, Rate Floor: 2.50%) due 07/21/26	EUR	4,500,000	4,887,955

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 25

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
LIMITED DURATION FUND

	Face Amount~	Value
Truck Hero, Inc.
4.00% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 01/31/28	4,950,000	$4,789,125
Packers Holdings LLC
4.00% (3 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 03/09/28	4,218,080	4,149,536
Fertitta Entertainment LLC
4.50% (1 Month USD Term SOFR + 4.00%, Rate Floor: 4.50%) due 01/27/29	3,950,000	3,925,313
New Trojan Parent, Inc.
3.75% ((1 Month USD LIBOR + 3.25%) and (3 Month USD LIBOR + 3.25%), Rate Floor: 3.75%) due 01/06/28	2,729,375	2,637,259
Pacific Bells, LLC
5.00% (1 Month USD LIBOR + 4.50%, Rate Floor: 5.00%) due 11/10/28†††	2,566,763	2,537,887
Rent-A-Center, Inc.
3.81% (3 Month USD LIBOR + 3.25%, Rate Floor: 3.75%) due 02/17/28	2,257,938	2,208,556
Entain Holdings (Gibraltar) Ltd.
3.74% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.75%) due 03/29/27	1,488,750	1,473,862
Power Solutions (Panther)
3.71% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 04/30/26	1,394,593	1,375,417
PAI Holdco, Inc.
4.25% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 10/28/27	1,091,750	1,079,468
Murphy Oil USA, Inc.
2.25% (1 Month USD LIBOR + 1.75%, Rate Floor: 2.25%) due 01/31/28†††	694,750	694,750
Samsonite IP Holdings SARL
2.21% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 04/25/25	295,451	287,696
Cast & Crew Payroll LLC
3.96% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 02/09/26	67,756	67,223
Total Consumer, Cyclical		78,557,872

Technology - 1.3%
Project Boost Purchaser LLC
4.00% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 05/29/26	13,150,625	12,986,242
3.96% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 06/01/26	2,476,692	2,446,897
Conair Holdings LLC
4.76% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 05/17/28	9,950,000	9,775,875
Dun & Bradstreet
3.56% (1 Month USD Term SOFR + 3.25%, Rate Floor: 3.25%) due 01/18/29	8,600,000	8,514,000
3.70% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 02/06/26	724,778	717,139
Boxer Parent Company, Inc.
4.76% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 10/02/25	7,230,249	7,180,577
Peraton Corp.
4.50% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 02/01/28	6,658,970	6,602,769
Polaris Newco LLC
4.50% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.50%) due 06/02/28	6,560,264	6,506,141
Wrench Group LLC
5.01% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 04/30/26	6,136,897	6,075,528
Sabre GLBL, Inc.
2.46% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 02/22/24	2,697,799	2,652,287
TIBCO Software, Inc.
4.21% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 06/30/26	2,065,849	2,052,937
MACOM Technology Solutions Holdings, Inc.
2.71% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 05/17/24	1,549,149	1,527,848
EXC Holdings III Corp.
4.51% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 12/02/24	893,005	886,308
Upland Software, Inc.
4.21% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 08/06/26	544,825	535,290
Emerald TopCo, Inc. (Press Ganey)
3.80% (3 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 07/24/26	505,704	498,357
Total Technology		68,958,195

26 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
LIMITED DURATION FUND

	Face Amount~		Value
Communications - 1.1%
Internet Brands, Inc.
3.96% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 09/13/24		14,068,108	$13,878,611
Playtika Holding Corp.
3.21% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 03/13/28		10,494,000	10,324,627
WMG Acquisition Corp.
2.58% (1 Month USD LIBOR + 2.13%, Rate Floor: 2.13%) due 01/20/28		10,000,000	9,895,800
Recorded Books, Inc.
4.39% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 08/29/25		9,005,342	8,919,070
McGraw Hill LLC
5.55% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.25%) due 07/28/28		6,965,000	6,884,485
UPC Broadband Holding BV
3.40% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 01/31/29		5,850,000	5,764,707
Zayo Group Holdings, Inc.
3.46% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/09/27		1,500,000	1,458,375
Authentic Brands
4.00% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 09/27/24		1,432,369	1,419,234
Altice US Finance I Corp.
2.65% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 01/15/26		460,750	453,839
Ziggo Financing Partnership
2.90% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 04/28/28		400,000	393,564
Virgin Media Bristol LLC
2.90% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 01/31/28		200,000	197,282
Total Communications			59,589,594

Financial - 0.9%
Citadel Securities, LP
2.93% (1 Month USD Term SOFR + 2.50%, Rate Floor: 2.50%) due 02/02/28		14,183,375	14,089,623
Trans Union LLC
2.75% (3 Month USD LIBOR + 2.25%, Rate Floor: 2.75%) due 12/01/28		6,643,778	6,585,645
Delos Finance SARL (International Lease Finance)
2.76% (3 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 10/06/23		6,076,000	6,025,387
USI, Inc.
4.01% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 05/16/24		5,942,588	5,897,899
HUB International Ltd.
3.27% (3 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 04/25/25		4,982,404	4,920,622
5.00% (3 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 04/25/25		980,100	972,975
Nexus Buyer LLC
4.21% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 11/09/26		5,345,316	5,287,854
Jane Street Group LLC
3.21% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 01/26/28		4,591,875	4,520,150
Focus Financial Partners LLC
2.46% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 07/03/24		1,184,615	1,167,095
Total Financial			49,467,250

Consumer, Non-cyclical - 0.7%
Medline Borrower LP
3.75% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.75%) due 10/23/28		10,050,000	9,944,475
Icon Luxembourg SARL
2.75% (3 Month USD LIBOR + 2.25%, Rate Floor: 2.75%) due 07/03/28		5,259,661	5,230,102
Spectrum Brands, Inc.
2.50% (3 Month USD LIBOR + 2.00%, Rate Floor: 2.50%) due 03/03/28		4,950,000	4,878,868
Women’s Care Holdings, Inc.
5.25% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.25%) due 01/17/28		4,694,525	4,624,107
Bombardier Recreational Products, Inc.
2.46% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 05/24/27		4,157,077	4,072,896
Sigma Holding BV (Flora Food)
3.50% ((1 Month EURIBOR + 3.50%) and (6 Month EURIBOR + 3.50%), Rate Floor: 3.50%) due 07/02/25	EUR	3,700,000	3,822,010

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 27

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
LIMITED DURATION FUND

	Face Amount~		Value
Hearthside Group Holdings LLC
4.46% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 05/23/25		2,073,214	$2,002,601
Catalent Pharma Solutions, Inc.
2.50% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.50%) due 02/22/28		792,496	790,515
Agiliti
3.00% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 01/04/26†††		746,154	740,558
Aramark Services, Inc.
2.21% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 03/11/25		700,000	685,300
EyeCare Partners LLC
4.76% (3 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 02/18/27		493,750	486,655
Kronos Acquisition Holdings, Inc.
4.25% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 12/22/26		495,000	459,939
Froneri US, Inc.
2.71% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 01/29/27		442,125	433,521
Pearl Intermediate Parent LLC
3.21% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 02/14/25		394,859	389,430
Outcomes Group Holdings, Inc.
3.60% (3 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 10/24/25		386,717	378,259
Utz Quality Foods LLC
3.46% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 01/20/28		296,250	291,623
Valeant Pharmaceuticals International, Inc.
3.46% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 06/02/25		256,688	254,334
Total Consumer, Non-cyclical			39,485,193

Basic Materials - 0.4%
Trinseo Materials Operating S.C.A.
2.96% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 05/03/28		11,016,750	10,810,186
2.46% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 09/06/24		493,573	483,702
INEOS Ltd.
2.75% (1 Month EURIBOR + 2.75%, Rate Floor: 2.75%) due 01/29/26	EUR	8,100,000	8,669,788
GrafTech Finance, Inc.
3.50% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.50%) due 02/12/25		814,339	803,141
Total Basic Materials			20,766,817

Energy - 0.1%
ITT Holdings LLC
3.25% (1 Month USD LIBOR + 2.75%, Rate Floor: 3.25%) due 07/10/28		2,935,250	2,891,221
DT Midstream, Inc.
2.50% (6 Month USD LIBOR + 2.00%, Rate Floor: 2.50%) due 06/26/28		1,990,000	1,984,746
Venture Global Calcasieu Pass LLC
2.83% (1 Month USD LIBOR + 2.38%, Rate Floor: 2.38%) due 08/19/26†††		751,444	747,687
Total Energy			5,623,654

Total Senior Floating Rate Interests
(Cost $413,356,652)			406,240,336

FOREIGN GOVERNMENT DEBT†† - 3.6%
State of Israel
0.75% due 07/31/22	ILS	239,770,000	75,365,313
1.25% due 11/30/22	ILS	233,849,000	73,809,777
Czech Republic
0.10% due 04/17/22	CZK	1,094,000,000	49,430,567
Total Foreign Government Debt
(Cost $197,872,917)			198,605,657

MUNICIPAL BONDS†† - 0.0%
California - 0.0%
California Public Finance Authority Revenue Bonds
1.55% due 10/15/26		3,145,000	2,925,021
Total Municipal Bonds
(Cost $3,145,000)			2,925,021

COMMERCIAL PAPER††,11 - 0.7%
Sonoco Products Co.
0.27% due 04/01/22		15,000,000	15,000,000
0.50% due 04/04/22		10,000,000	9,999,583
McCormick & Co., Inc.
0.50% due 04/04/22[5]		15,000,000	14,999,375
Total Commercial Paper
(Cost $39,998,958)			39,998,958

28 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
LIMITED DURATION FUND

	Notional Value	Value
OTC OPTIONS PURCHASED†† - 0.0%
Call Options on:
Interest Rate Options
Goldman Sachs International 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.40	509,700,000	$66,261
Goldman Sachs International 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.61	177,800,000	8,890
Bank of America, N.A. 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.40	30,000,000	3,900
Total OTC Options Purchased
(Cost $1,483,829)		79,051

Total Investments - 99.9%
(Cost $5,687,758,047)		$5,510,186,701
	Contracts
LISTED OPTIONS WRITTEN† - 0.0%
Call Options on:
Equity Options
Figs, Inc. Expiring December 2022 with strike price of $55.00 (Notional Value $68,864)	32	(1,600)
Figs, Inc. Expiring December 2022 with strike price of $50.00 (Notional Value $71,016)	33	(2,228)
Total Equity Options		(3,828)

Total Listed Options Written
(Premiums received $68,628)		(3,828)

Other Assets & Liabilities, net - 0.1%		5,677,317
Total Net Assets - 100.0%		$5,515,860,190

Centrally Cleared Credit Default Swap Agreements Protection Sold††
Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Depreciation**
BofA Securities, Inc.	ICE	CDX.NA.IG.33.V1	1.00%	Quarterly	12/20/24	$30,000,000	$404,574	$578,354	$(173,780)

Centrally Cleared Interest Rate Swap Agreements††

Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation**
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	1.65%	Quarterly	03/17/31	$140,000,000	$8,846,173	$1,272	$8,844,901
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	1.22%	Annually	01/25/25	175,000,000	5,291,921	692	5,291,229
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	1.21%	Annually	01/05/27	15,000,000	683,240	350	682,890
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	1.13%	Annually	12/10/26	10,000,000	501,361	324	501,037
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	1.40%	Annually	01/28/27	11,625,000	429,599	340	429,259
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	1.79%	Annually	02/17/27	21,330,000	415,677	386	415,291

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 29

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
LIMITED DURATION FUND

Centrally Cleared Interest Rate Swap Agreements††

Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation**
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	1.47%	Annually	02/02/27	$1,450,000	$49,083	$297	$48,786
								$16,217,054	$3,661	$16,213,393

Forward Foreign Currency Exchange Contracts††
Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A.	EUR	Sell	1,030,000	1,146,246 USD	06/30/22	$2,385
UBS AG	CZK	Sell	164,100	7,009 USD	04/28/22	(418)
Barclays Bank plc	CZK	Sell	1,095,094,000	49,547,796 USD	04/19/22	(62,054)
UBS AG	ILS	Sell	82,823,513	26,227,630 USD	11/30/22	(117,487)
Barclays Bank plc	ILS	Sell	153,948,600	48,811,136 USD	11/30/22	(157,976)
UBS AG	ILS	Sell	94,203,167	29,213,998 USD	08/01/22	(504,812)
Bank of America, N.A.	EUR	Sell	47,765,000	52,164,873 USD	04/14/22	(705,921)
Goldman Sachs International	ILS	Sell	147,370,024	45,686,215 USD	08/01/22	(805,447)
						$(2,351,730)

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
◊

Variable rate security. Rate indicated is the rate effective at March 31, 2022. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[1]	Special Purpose Acquisition Company (SPAC).
[2]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[3]	Affiliated issuer.
[4]	Rate indicated is the 7-day yield as of March 31, 2022.
[5]

Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $3,335,356,736 (cost $3,463,387,858), or 60.5% of total net assets.

[6]	Perpetual maturity.
[7]	Security is an interest-only strip.
[8]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[9]

Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $66,704,764 (cost $68,348,872), or 1.2% of total net assets — See Note 9.

[10]

Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at March 31, 2022. See table below for additional step information for each security.

[11]	Rate indicated is the effective yield at the time of purchase.
BofA — Bank of America
CDX.NA.IG.33.V1 — Credit Default Swap North American Investment Grade Series 33 Index Version 1
CME — Chicago Mercantile Exchange
CMS — Constant Maturity Swap
CZK — Czech Koruna
EUR — Euro
EURIBOR — European Interbank Offered Rate
ICE — Intercontinental Exchange
ILS — Israeli New Shekel
LIBOR — London Interbank Offered Rate
plc — Public Limited Company

30 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
LIMITED DURATION FUND

REMIC — Real Estate Mortgage Investment Conduit
REIT — Real Estate Investment Trust
SARL — Société à Responsabilité Limitée
SOFR — Secured Overnight Financing Rate
WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2022 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$19,748,818	$—	$—	$19,748,818
Preferred Stocks	—	30,661,545	—	30,661,545
Warrants	269,742	—	—	269,742
Mutual Funds	88,113,947	—	—	88,113,947
Money Market Fund	161,782,598	—	—	161,782,598
Corporate Bonds	—	1,849,390,963	37,220,653	1,886,611,616
Asset-Backed Securities	—	1,530,242,783	262,550,448	1,792,793,231
Collateralized Mortgage Obligations	—	857,607,090	24,749,091	882,356,181
Senior Floating Rate Interests	—	389,913,373	16,326,963	406,240,336
Foreign Government Debt	—	198,605,657	—	198,605,657
Municipal Bonds	—	2,925,021	—	2,925,021
Commercial Paper	—	39,998,958	—	39,998,958
Options Purchased	—	79,051	—	79,051
Interest Rate Swap Agreements**	—	16,213,393	—	16,213,393
Forward Foreign Currency Exchange Contracts**	—	2,385	—	2,385
Total Assets	$269,915,105	$4,915,640,219	$340,847,155	$5,526,402,479

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Options Written	$3,828	$—	$—	$3,828
Credit Default Swap Agreements**	—	173,780	—	173,780
Forward Foreign Currency Exchange Contracts**	—	2,354,115	—	2,354,115
Unfunded Loan Commitments (Note 8)	—	—	753	753
Total Liabilities	$3,828	$2,527,895	$753	$2,532,476

**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 31

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
LIMITED DURATION FUND

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at March 31, 2022	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Asset-Backed Securities	$183,863,364	Third Party Pricing	Broker Quote	—	—
Asset-Backed Securities	69,344,658	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Asset-Backed Securities	6,654,426	Yield Analysis	Yield	4.8%	—
Asset-Backed Securities	2,688,000	Third Party Pricing	Trade Price	—	—
Collateralized Mortgage Obligations	24,749,091	Model Price	Market Comparable Yields	4.7%	—
Corporate Bonds	20,886,115	Yield Analysis	Yield	4.4% - 4.7%	4.5%
Corporate Bonds	16,334,538	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Senior Floating Rate Interests	16,326,963	Third Party Pricing	Broker Quote	—	—
Total Assets	$340,847,155
Liabilities:
Unfunded Loan Commitments	$753	Model Price	Purchase Price	—	—

*	Inputs are weighted by the fair value of the instruments.

Significant changes in a quote, yield, market comparable yields would generally result in significant changes in the fair value of the security. Any remaining Level 3 securities held by the Fund and excluded from the table above, were not considered material to the Fund.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfer between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended March 31, 2022, the Fund had securities with a total value of $99,290,480 transfer into Level 3 from Level 2 due to a lack of observable inputs and had securities with a total value of $886,308 transfer out of Level 3 into Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.

32 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2022
LIMITED DURATION FUND

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended March 31, 2022:

	Assets					Liabilities
	Asset-Backed Securities	Collateralized Mortgage Obligations	Corporate Bonds	Senior Floating Rate Interests	Total Assets	Unfunded Loan Commitments
Beginning Balance	$154,979,007	$15,055,608	$29,476,831	$11,578,109	$211,089,555	$(28,373)
Purchases/(Receipts)	103,238,000	—	9,960,000	2,857,013	116,055,013	(268)
(Sales, maturities and paydowns)/Fundings	(55,404,751)	(15,055,608)	(545,610)	(10,368,827)	(81,374,796)	37,237
Amortization of premiums/discounts	51,010	(34)	(77,938)	98,769	71,807	—
Total realized gains (losses) included in earnings	61,573	(7,042)	—	26,909	81,440	—
Total change in unrealized appreciation (depreciation) included in earnings	(1,874,391)	7,076	(1,592,630)	(20,091)	(3,480,036)	(9,349)
Transfers into Level 3	61,500,000	24,749,091	—	13,041,389	99,290,480	—
Transfers out of Level 3	—	—	—	(886,308)	(886,308)	—
Ending Balance	$262,550,448	$24,749,091	$37,220,653	$16,326,963	$340,847,155	$(753)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at March 31, 2022	$(1,874,391)	$—	$(1,592,630)	$30,647	$(3,436,374)	$(4,794)

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate	Future Reset Date
BRAVO Residential Funding Trust 2022-R1, 3.13% due 01/29/70	6.13%	01/30/25	—	—
BRAVO Residential Funding Trust 2021-C, 1.62% due 03/01/61	4.62%	09/26/24	5.62%	09/26/25
CSMC Trust 2020-NQM1, 1.41% due 05/25/65	2.41%	09/26/24	—	—
Legacy Mortgage Asset Trust 2021-GS3, 1.75% due 07/25/61	4.75%	05/26/24	5.75%	05/26/25
Legacy Mortgage Asset Trust 2021-GS4, 1.65% due 11/25/60	4.65%	08/26/24	5.65%	08/26/25
Legacy Mortgage Asset Trust 2021-GS5, 2.25% due 07/25/67	5.25%	11/26/24	6.25%	11/26/25
Legacy Mortgage Asset Trust 2021-GS2, 1.75% due 04/25/61	4.75%	04/26/24	5.75%	04/26/25
NYMT Loan Trust 2021-SP1, 1.67% due 08/25/61	4.67%	08/26/24	5.67%	08/26/25
OSAT Trust 2021-RPL1, 2.12% due 05/25/65	5.12%	06/26/24	6.12%	06/26/25
PRPM LLC 2022-1, 3.72% due 02/25/27	6.72%	02/26/25	7.72%	02/26/26
PRPM LLC 2021-5, 1.79% due 06/25/26	4.79%	06/26/24	5.79%	06/26/25
Verus Securitization Trust 2020-1, 2.42% due 01/25/60	3.42%	01/26/24	—	—
Verus Securitization Trust 2019-4, 2.64% due 11/25/59	3.64%	10/26/23	—	—
Verus Securitization Trust 2020-5, 1.58% due 05/25/65	2.58%	10/26/24	—	—

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 33

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 31, 2022
LIMITED DURATION FUND

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles’ annual report on Form N-CSR dated September 30, 2021, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000182126821000490/gugg83048-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended March 31, 2022, in which the company is an affiliated issuer, were as follows:

Security Name	Value 09/30/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/22	Shares 03/31/22	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$29,873,632	$219,652	$—	$—	$(528,230)	$29,565,054	1,204,279	$219,650
Guggenheim Strategy Fund III	30,067,520	237,134	—	—	(600,853)	29,703,801	1,205,511	237,133
Guggenheim Ultra Short Duration Fund — Institutional Class	29,235,779	138,442	—	—	(529,129)	28,845,092	2,946,383	138,444
	$89,176,931	$595,228	$—	$—	$(1,658,212)	$88,113,947		$595,227

34 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

LIMITED DURATION FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2022

Assets:
Investments in unaffiliated issuers, at value (cost $5,599,544,165)	$5,422,072,754
Investments in affiliated issuers, at value (cost $88,213,882)	88,113,947
Foreign currency, at value (cost 190,057)	189,545
Cash	2,448,413
Segregated cash with broker	14,665,000
Unamortized upfront premiums paid on credit default swap agreements	578,354
Unamortized upfront premiums paid on interest rate swap agreements	3,661
Unrealized appreciation on forward foreign currency exchange contracts	2,385
Prepaid expenses	349,364
Receivables:
Fund shares sold	22,222,372
Interest	21,362,979
Dividends	110,103
Securities sold	25,162
Foreign tax reclaims	19,312
Protection fees on credit default swap agreements	10,000
Variation margin on credit default swap agreements	3,787
Investment Adviser	25
Total assets	5,572,177,163

Liabilities:
Unfunded loan commitments, at value (Note 8) (commitment fees received $7,722)	753
Options written, at value (premiums received $68,628)	3,828
Segregated cash due to broker	213,364
Unrealized depreciation on forward foreign currency exchange contracts	2,354,115
Payable for:
Securities purchased	33,127,473
Fund shares redeemed	16,985,325
Distributions to shareholders	1,388,177
Variation margin on interest rate swap agreements	1,021,148
Management fees	424,782
Fund accounting/administration fees	313,331
Distribution and service fees	242,887
Transfer agent/maintenance fees	87,880
Trustees’ fees*	1,089
Miscellaneous	152,821
Total liabilities	56,316,973
Net assets	$5,515,860,190

Net assets consist of:
Paid in capital	$5,677,524,017
Total distributable earnings (loss)	(161,663,827)
Net assets	$5,515,860,190

A-Class:
Net assets	$707,426,149
Capital shares outstanding	28,919,259
Net asset value per share	$24.46
Maximum offering price per share (Net asset value divided by 97.75%)	$25.02

C-Class:
Net assets	$77,646,740
Capital shares outstanding	3,176,202
Net asset value per share	$24.45

P-Class:
Net assets	$82,924,979
Capital shares outstanding	3,389,956
Net asset value per share	$24.46

Institutional Class:
Net assets	$4,615,635,868
Capital shares outstanding	188,720,696
Net asset value per share	$24.46

R6-Class:
Net assets	$32,226,454
Capital shares outstanding	1,318,384
Net asset value per share	$24.44

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 35

LIMITED DURATION FUND

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended March 31, 2022

Investment Income:
Dividends from securities of unaffiliated issuers	$1,677,247
Dividends from securities of affiliated issuers	595,227
Interest	58,525,699
Total investment income	60,798,173

Expenses:
Management fees	11,607,737
Distribution and service fees:
A-Class	1,007,758
C-Class	418,355
P-Class	149,171
Transfer agent/maintenance fees:
A-Class	226,416
C-Class	39,301
P-Class	113,855
Institutional Class	2,283,970
R6-Class	428
Fund accounting/administration fees	1,929,003
Line of credit fees	131,918
Professional fees	126,391
Custodian fees	74,044
Trustees’ fees*	30,108
Miscellaneous	204,449
Recoupment of previously waived fees:
A-Class	14,211
R6-Class	2,952
Total expenses	18,360,067
Less:
Expenses reimbursed by Adviser:
A-Class	(158,342)
C-Class	(32,301)
P-Class	(103,413)
Institutional Class	(1,865,512)
R6-Class	(142)
Expenses waived by Adviser	(93,010)
Earnings credit applied	(6,419)
Total waived/reimbursed expenses	(2,259,139)
Net expenses	16,100,928
Net investment income	44,697,245

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(7,884,563)
Investments sold short	187,008
Swap agreements	12,433,213
Options purchased	(5,385,210)
Options written	2,525,241
Forward foreign currency exchange contracts	5,670,879
Foreign currency transactions	311,940
Net realized gain	7,858,508
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(216,011,442)
Investments in affiliated issuers	(1,658,212)
Investments sold short	(197,620)
Swap agreements	14,033,528
Options purchased	(4,175,696)
Options written	(444,643)
Forward foreign currency exchange contracts	(3,623,514)
Foreign currency translations	(20,789)
Net change in unrealized appreciation (depreciation)	(212,098,388)
Net realized and unrealized loss	(204,239,880)
Net decrease in net assets resulting from operations	$(159,542,635)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

36 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

LIMITED DURATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021
Increase (Decrease) in Net Assets from Operations:
Net investment income	$44,697,245	$75,023,145
Net realized gain on investments	7,858,508	39,432,273
Net change in unrealized appreciation (depreciation) on investments	(212,098,388)	(41,106,516)
Net increase (decrease) in net assets resulting from operations	(159,542,635)	73,348,902

Distributions to shareholders:
A-Class	(8,345,975)	(15,056,137)
C-Class	(547,533)	(1,100,964)
P-Class	(1,261,197)	(3,167,298)
Institutional Class	(56,883,109)	(82,692,217)
R6-Class	(457,116)	(842,004)
Total distributions to shareholders	(67,494,930)	(102,858,620)

Capital share transactions:
Proceeds from sale of shares
A-Class	89,159,056	537,507,580
C-Class	6,506,942	27,038,454
P-Class	28,266,676	68,322,487
Institutional Class	1,374,511,821	3,456,236,145
R6-Class	4,089,078	23,737,430
Distributions reinvested
A-Class	6,960,333	12,214,080
C-Class	442,555	884,729
P-Class	1,256,992	3,160,020
Institutional Class	46,749,721	65,470,318
R6-Class	457,048	841,976
Cost of shares redeemed
A-Class	(213,631,435)	(314,667,489)
C-Class	(16,313,424)	(23,334,185)
P-Class	(97,784,598)	(65,716,372)
Institutional Class	(1,578,605,449)	(1,449,568,811)
R6-Class	(15,121,076)	(11,439,188)
Net increase (decrease) from capital share transactions	(363,055,760)	2,330,687,174
Net increase (decrease) in net assets	(590,093,325)	2,301,177,456

Net assets:
Beginning of period	6,105,953,515	3,804,776,059
End of period	$5,515,860,190	$6,105,953,515

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 37

LIMITED DURATION FUND

STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021
Capital share activity:
Shares sold
A-Class	3,549,300	21,056,345
C-Class	261,080	1,059,662
P-Class	1,124,519	2,677,514
Institutional Class	54,910,113	135,555,309
R6-Class	163,351	931,064
Shares issued from reinvestment of distributions
A-Class	277,905	478,808
C-Class	17,662	34,690
P-Class	50,125	123,858
Institutional Class	1,867,576	2,567,621
R6-Class	18,254	33,034
Shares redeemed
A-Class	(8,557,111)	(12,344,754)
C-Class	(652,945)	(915,145)
P-Class	(3,899,492)	(2,577,262)
Institutional Class	(63,213,875)	(56,850,821)
R6-Class	(604,346)	(448,608)
Net increase (decrease) in shares	(14,687,884)	91,381,315

38 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

LIMITED DURATION FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Six Months Ended March 31, 2022[a]	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017
Per Share Data
Net asset value, beginning of period	$25.42	$25.57	$24.68	$24.70	$24.86	$24.71
Income (loss) from investment operations:
Net investment income (loss)[b]	.16	.34	.40	.54	.51	.53
Net gain (loss) on investments (realized and unrealized)	(.87)	.01 [j]	.94	.01	(.09)	.20
Total from investment operations	(.71)	.35	1.34	.55	.42	.73
Less distributions from:
Net investment income	(.16)	(.38)	(.45)	(.57)	(.57)	(.58)
Net realized gains	(.09)	(.12)	—	— [c]	(.01)	— [c]
Total distributions	(.25)	(.50)	(.45)	(.57)	(.58)	(.58)
Net asset value, end of period	$24.46	$25.42	$25.57	$24.68	$24.70	$24.86

Total Return[d]	(2.78%)	1.38%	5.51%	2.27%	1.69%	2.95%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$707,426	$855,473	$625,386	$570,353	$627,570	$509,410
Ratios to average net assets:
Net investment income (loss)	1.30%	1.32%	1.60%	2.18%	2.07%	2.14%
Total expenses[e]	0.78%	0.79%	0.84%	0.83%	0.81%	0.86%
Net expenses[f,g,h]	0.74%	0.74%	0.77%	0.75%	0.75%	0.81%
Portfolio turnover rate	13%	80%	123%	72%	45%	55%

C-Class	Six Months Ended March 31, 2022[a]	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017
Per Share Data
Net asset value, beginning of period	$25.41	$25.55	$24.66	$24.68	$24.84	$24.70
Income (loss) from investment operations:
Net investment income (loss)[b]	.07	.15	.21	.35	.33	.35
Net gain (loss) on investments (realized and unrealized)	(.87)	.02 [j]	.95	.02	(.10)	.18
Total from investment operations	(.80)	.17	1.16	.37	.23	.53
Less distributions from:
Net investment income	(.07)	(.19)	(.27)	(.39)	(.38)	(.39)
Net realized gains	(.09)	(.12)	—	— [c]	(.01)	— [c]
Total distributions	(.16)	(.31)	(.27)	(.39)	(.39)	(.39)
Net asset value, end of period	$24.45	$25.41	$25.55	$24.66	$24.68	$24.84

Total Return[d]	(3.15%)	0.67%	4.72%	1.51%	0.94%	2.18%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$77,647	$90,205	$86,143	$85,100	$70,981	$50,743
Ratios to average net assets:
Net investment income (loss)	0.56%	0.58%	0.85%	1.42%	1.34%	1.41%
Total expenses[e]	1.57%	1.58%	1.61%	1.60%	1.59%	1.65%
Net expenses[f,g,h]	1.49%	1.49%	1.52%	1.50%	1.51%	1.56%
Portfolio turnover rate	13%	80%	123%	72%	45%	55%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 39

LIMITED DURATION FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

P-Class	Six Months Ended March 31, 2022[a]	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017
Per Share Data
Net asset value, beginning of period	$25.42	$25.57	$24.68	$24.70	$24.86	$24.72
Income (loss) from investment operations:
Net investment income (loss)[b]	.16	.34	.40	.54	.52	.47
Net gain (loss) on investments (realized and unrealized)	(.87)	.01 [j]	.94	.01	(.10)	.24
Total from investment operations	(.71)	.35	1.34	.55	.42	.71
Less distributions from:
Net investment income	(.16)	(.38)	(.45)	(.57)	(.57)	(.57)
Net realized gains	(.09)	(.12)	—	— [c]	(.01)	— [c]
Total distributions	(.25)	(.50)	(.45)	(.57)	(.58)	(.57)
Net asset value, end of period	$24.46	$25.42	$25.57	$24.68	$24.70	$24.86

Total Return	(2.78%)	1.38%	5.50%	2.27%	1.69%	2.93%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$82,925	$155,465	$150,623	$108,691	$189,965	$92,503
Ratios to average net assets:
Net investment income (loss)	1.29%	1.33%	1.60%	2.18%	2.12%	1.89%
Total expenses[e]	0.91%	0.83%	0.90%	0.88%	0.87%	0.92%
Net expenses[f,g,h]	0.74%	0.74%	0.77%	0.75%	0.75%	0.81%
Portfolio turnover rate	13%	80%	123%	72%	45%	55%

Institutional Class	Six Months Ended March 31, 2022[a]	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017
Per Share Data
Net asset value, beginning of period	$25.42	$25.56	$24.67	$24.69	$24.85	$24.71
Income (loss) from investment operations:
Net investment income (loss)[b]	.19	.40	.46	.60	.58	.59
Net gain (loss) on investments (realized and unrealized)	(.86)	.03 [j]	.95	.01	(.11)	.19
Total from investment operations	(.67)	.43	1.41	.61	.47	.78
Less distributions from:
Net investment income	(.20)	(.45)	(.52)	(.63)	(.62)	(.64)
Net realized gains	(.09)	(.12)	—	— [c]	(.01)	— [c]
Total distributions	(.29)	(.57)	(.52)	(.63)	(.63)	(.64)
Net asset value, end of period	$24.46	$25.42	$25.56	$24.67	$24.69	$24.85

Total Return	(2.66%)	1.67%	5.77%	2.52%	1.95%	3.21%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,615,636	$4,960,578	$2,911,309	$2,421,315	$2,629,316	$1,637,509
Ratios to average net assets:
Net investment income (loss)	1.56%	1.58%	1.85%	2.43%	2.35%	2.36%
Total expenses[e]	0.57%	0.56%	0.59%	0.57%	0.56%	0.61%
Net expenses[f,g,h]	0.49%	0.49%	0.52%	0.50%	0.50%	0.56%
Portfolio turnover rate	13%	80%	123%	72%	45%	55%

40 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

LIMITED DURATION FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

R6-Class	Six Months Ended March 31, 2022[a]	Year Ended September 30, 2021	Year Ended September 30, 2020	Period Ended September 30, 2019[i]
Per Share Data
Net asset value, beginning of period	$25.40	$25.55	$24.66	$24.58
Income (loss) from investment operations:
Net investment income (loss)[b]	.19	.40	.48	.31
Net gain (loss) on investments (realized and unrealized)	(.86)	.02 [j]	.93	.14
Total from investment operations	(.67)	.42	1.41	.45
Less distributions from:
Net investment income	(.20)	(.45)	(.52)	(.37)
Net realized gains	(.09)	(.12)	—	—
Total distributions	(.29)	(.57)	(.52)	(.37)
Net asset value, end of period	$24.44	$25.40	$25.55	$24.66

Total Return	(2.66%)	1.64%	5.78%	1.83%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$32,226	$44,232	$31,315	$314,764
Ratios to average net assets:
Net investment income (loss)	1.55%	1.58%	1.96%	2.24%
Total expenses[e]	0.49%	0.49%	0.53%	0.51%
Net expenses[f,g,h]	0.49%	0.49%	0.52%	0.50%
Portfolio turnover rate	13%	80%	123%	72%

[a]	Unaudited figures for the period ended March 31, 2022. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Distributions from realized gains are less than $0.01 per share.
[d]	Total return does not reflect the impact of any applicable sales charges.
[e]	Does not include expenses of the underlying funds in which the Fund invests.
[f]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[g]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements for the periods presented was as follows:

	03/31/22[a]	09/30/21	09/30/20	09/30/19	09/30/18
A-Class	0.00%*	—	0.00%*	0.00%*	—
C-Class	—	—	0.00%*	—	—
P-Class	—	—	0.00%*	0.00%*	—
Institutional Class	—	—	0.00%*	0.00%*	—
R6-Class	0.02%	0.01%	0.00%*	0.00%*,i	—

*	Less than 0.01%.

[h]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the periods presented would be:

	03/31/22[a]	09/30/21	09/30/20	09/30/19	09/30/18	09/30/17
A-Class	0.73%	0.73%	0.75%	0.75%	0.75%	0.79%
C-Class	1.48%	1.48%	1.50%	1.50%	1.50%	1.54%
P-Class	0.73%	0.73%	0.75%	0.75%	0.75%	0.79%
Institutional Class	0.48%	0.48%	0.50%	0.50%	0.50%	0.54%
R6-Class	0.48%	0.48%	0.50%	0.50%[i]	N/A	N/A

[i]	Since commencement of operations: March 13, 2019. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[j]

The amount shown for a share outstanding throughout the period does not accord with the aggregate net losses on investments for the year because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 41

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

Guggenheim Funds Trust (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate fund. The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each fund separately.

The Trust offers a combination of five separate classes of shares: A-Class shares, C-Class shares, P-Class shares, R6-Class shares and Institutional Class shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share (“NAV”), with the exception of A-Class shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% contingent deferred sales charge (“CDSC”), if shares are redeemed within 12 months of purchase. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase. C-Class shares automatically convert to A-Class shares on or about the 10th day of the month following the 10-year anniversary of the purchase of the C-Class shares. This conversion will be executed without any sales charge, fee or other charge. After the conversion is completed, the shares will be subject to all features and expenses of A-Class shares. Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, endowments, foundations and corporations. Institutional Class shares require a minimum initial investment of $2 million and a minimum account balance of $1 million. R6-Class shares are offered primarily through qualified retirement and benefit plans. R6-Class shares are also offered through certain other plans and platforms sponsored by financial intermediaries. Certain institutional investors and others deemed appropriate by Guggenheim Investments (“GI”) may also be eligible to purchase R6-Class shares subject to a $2 million minimum initial investment. At March 31, 2022, the Trust consisted of nineteen funds (the “Funds”).

This report covers the Limited Duration Fund (the “Fund”), a diversified investment company. At March 31, 2022, A-Class, C-Class, P-Class, Institutional Class, and R6-Class shares have been issued by the Fund.

Guggenheim Partners Investment Management, LLC (“GPIM”), which operates under the name Guggenheim Investments (“GI”), provides advisory services. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI and GFD are affiliated entities.

Significant Accounting Policies

The Fund operates as an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The NAV of each Class of the Fund is calculated by dividing the market value of the Fund’s securities and other assets, less all liabilities, attributable to the Class by the number of outstanding shares of the Class.

(a) Valuation of Investments

The Board of Trustees of the Fund (the “Board”) has adopted policies and procedures for the valuation of the Fund’s investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund’s securities and/or other assets.

Valuations of the Fund’s securities and other assets are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Fund’s officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

42 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, under the Valuation Procedures, the Valuation Committee and GI are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Open-end investment companies are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds are valued at the last quoted sale price.

U.S. Government securities are valued by independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value.

Typically, loans are valued using information provided by an independent third party pricing service that uses broker quotes, among other inputs. If the pricing service cannot or does not provide a valuation for a particular loan, or such valuation is deemed unreliable, such investment is valued based on a quote from a broker-dealer or is fair valued by the Valuation Committee.

Exchange-traded options are valued at the mean of the bid and ask prices on the principal exchange on which they are traded. Over-the-counter (“OTC”) options are valued using a price provided by a pricing service.

The value of interest rate swap agreements entered into by the Fund is accounted for using the unrealized appreciation or depreciation on the agreements that is determined using the previous day’s close price from the applicable exchange adjusted for the current day’s spreads.

The values of other swap agreements entered into by the Fund are accounted for using the unrealized appreciation or depreciation on the agreements that are determined by marking the agreements to the last quoted value of the index or other underlying position that the swaps pertain to at the close of the NYSE.

Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by GI, subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value”. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

(b) U.S. Government and Agency Obligations

Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedule of Investments reflect the effective rates paid at the time of purchase by the Fund. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

(c) Senior Floating Rate Interests and Loan Investments

Senior floating rate interests in which the Fund invests generally pay interest rates which are periodically adjusted by reference to a base short-term floating rate, plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the one-month or three-month London Inter-Bank Offered Rate (“LIBOR”), (ii) the prime rate offered by one or more major United States banks, or (iii) the bank’s certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 43

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities disclosed in the Fund’s Schedule of Investments.

The Fund invests in loans and other similar debt obligations (“obligations”). A portion of the Fund’s investments in these obligations is sometimes referred to as “covenant lite” loans or obligations (“covenant lite obligations”), which are obligations that lack covenants or possess fewer or less restrictive covenants or constraints on borrowers than certain other types of obligations. The Fund may also obtain exposure to covenant lite obligations through investment in securitization vehicles and other structured products. In recent market conditions, many new or reissued obligations have not featured traditional covenants, which are intended to protect lenders and investors by (i) imposing certain restrictions or other limitations on a borrower’s operations or assets or (ii) providing certain rights to lenders. The Fund may have fewer rights with respect to covenant lite obligations, including fewer protections against the possibility of default and fewer remedies in the event of default. As a result, investments in (or exposure to) covenant lite obligations are subject to more risk than investments in (or exposure to) certain other types of obligations. The Fund is subject to other risks associated with investments in (or exposure to) obligations, including that obligations may not be considered “securities” and, as a result, the Fund may not be entitled to rely on the anti-fraud protections under the federal securities laws and instead may have to resort to state law and direct claims.

(d) Interest on When-Issued Securities

The Fund may purchase and sell interests in securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, it may sell such securities before the settlement date.

(e) Short Sales

When the Fund engages in a short sale of a security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale.

Fees, if any, paid to brokers to borrow securities in connection with short sales are recorded as interest expense. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the obligation to the lender and record this as an expense. Short dividend or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. The Fund may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short.

(f) Options

Upon the purchase of an option, the premium paid is recorded as an investment, the value of which is marked-to-market daily. If a purchased option expires, the Fund realizes a loss in the amount of the cost of the option. When the Fund enters into a closing sale transaction, it realizes a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security purchased by the Fund upon exercise increases by the premium originally paid.

When the Fund writes (sells) an option, an amount equal to the premium received is entered in that Fund’s accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When a written option expires, or if the Fund enters into a closing purchase transaction, it realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).

(g) Swap Agreements

Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized appreciation or depreciation. Payments received or made as a result of an agreement or termination of an agreement are recognized as realized gains or losses.

Upon entering into certain centrally-cleared swap transactions, a Fund is required to deposit with its clearing broker an amount of cash or securities as an initial margin. Subsequent variation margin receipts or payments are received or made by the Fund depending on fluctuations in the fair value of the reference entity and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Upfront payments received or made by a Fund on credit default swap agreements and interest rate swap agreements are amortized over the expected life of the agreement. Periodic payments

44 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

received or paid by a Fund are recorded as realized gains or losses. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses.

(h) Currency Translations

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation, or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

The Fund does not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized gain or loss and unrealized appreciation or depreciation on investments.

Reported net realized foreign exchange gains and losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized appreciation and depreciation on foreign currency translations arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

(i) Forward Foreign Currency Exchange Contracts

The change in value of a forward foreign currency exchange contract is recorded as unrealized appreciation or depreciation until the contract is closed. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

(j) Foreign Taxes

The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income and foreign taxes on capital gains from sales of investments are included with the net realized gain (loss) on investments. Foreign taxes payable or deferred as of March 31, 2022, if any, are disclosed in the Fund’s Statement of Assets and Liabilities.

(k) Security Transactions

Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as a reduction to cost if the securities are still held and as realized gains if no longer held in the Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries, if any. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Interest income also includes paydown gains and losses on mortgage-backed and asset-backed securities and senior and subordinated loans. Amendment fees are earned as compensation for evaluating and accepting changes to the original loan agreement and are recognized when received. Dividend income from Real Estate Investment Trusts (“REITs”) is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to realized gains. The actual amounts of income, return of capital, and realized gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Income from residual collateralized loan obligations is recognized using the effective interest method. At the time of purchase, management estimates the future expected cash flows and determines the effective yield and estimated maturity date based on the estimated cash flows. Subsequent to the purchase, the estimated cash flows are updated periodically and a revised yield is calculated prospectively.

The Fund may receive other income from investments in senior loan interests including amendment fees, consent fees and commitment fees. For funded loans, these fees are recorded as income when received by the Fund and included in interest income on the Statement of Operations. For unfunded loans, commitment fees are included in realized gain on investments on the Statement of Operations at the end of the commitment period.

(l) Distributions

The Fund declares dividends from investment income daily. The Fund pays its shareholders from its net investment income monthly and distributes any net capital gains that it has realized, at least annually. Distributions to shareholders are recorded on the

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 45

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

ex-dividend date. Dividends are reinvested in additional shares, unless shareholders request payment in cash. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for U.S. federal income tax purposes.

(m) Class Allocations

Interest and dividend income, most expenses, all realized gains and losses, and all unrealized appreciation and depreciation are allocated to the classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution and service fees are charged directly to specific classes. In addition, certain expenses have been allocated to the individual Funds in the Trust based on the respective net assets of each Fund included in the Trust.

(n) Earnings Credits

Under the fee arrangement with the custodian, the Fund may earn credits based on overnight custody cash balances. These credits are utilized to reduce related custodial expenses. The custodian fees disclosed in the Statement of Operations are before the reduction in expense from the related earnings credits, if any. Earnings credits for the period ended March 31, 2022, are disclosed in the Statement of Operations.

(o) Cash

The Fund may leave cash overnight in its cash account with the custodian. Periodically, the Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 0.33% at March 31, 2022.

(p) Indemnifications

Under the Fund’s organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

(q) Special Purpose Acquisition Companies

The Fund may acquire an interest in a special purpose acquisition company (“SPAC”) in an initial public offering or a secondary market transaction. SPAC investments carry many of the same risks as investments in initial public offering securities, such as erratic price movements, greater risk of loss, lack of information about the issuer, limited operating and little public or no trading history, and higher transaction costs. An investment in a SPAC is typically subject to a higher risk of dilution by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC and interests in SPACs may be illiquid and/or be subject to restrictions on resale. A SPAC is a publicly traded company that raises investment capital for the purpose of acquiring the equity securities of one or more existing companies (or interests therein) via merger, combination,acquisition or other similar transactions. Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. government securities, money market securities and cash and does not typically pay dividends in respect of its common stock. SPAC investments are also subject to the risk that a significant portion of the funds raised by the SPAC may be expended during the search for a target acquisition or merger and that the SPAC may have limited time in which to conduct due diligence on potential business combination targets. Because SPACs are in essence blank check companies without operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Among other conflicts of interest, the economic interests of the management, directors, officers and related parties of a SPAC can differ from the economic interests of public shareholders, which may lead to conflicts as they evaluate, negotiate and recommend business combination transactions to shareholders. This risk may become more acute as the deadline for the completion of a business combination nears.There is no guarantee that the SPACs in which the Fund invests will complete an acquisition or that any acquisitions that are completed will be profitable.

Note 2 – Financial Instruments and Derivatives

As part of its investment strategy, the Fund utilizes short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of amounts recognized on the Statement of Assets and Liabilities. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Financial Statements.

Short Sales

A short sale is a transaction in which the Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

46 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Fund utilized derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Income: the use of any instrument that distributes cash flows typically based upon some rate of interest.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Options Purchased and Written

A call option on a security gives the purchaser of the option the right to buy, and the writer of a call option the obligation to sell, the underlying security. The purchaser of a put option has the right to sell, and the writer of the put option the obligation to buy, the underlying security at any time during the option period. The risk associated with purchasing options is limited to the premium originally paid.

The following table represents the Fund’s use and volume of call/put options purchased on a monthly basis:

	Average Notional Amount
Use	Call	Put
Duration, Hedge	$717,500,000	$—

The risk in writing a call option is that a Fund may incur a loss if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there may be an imperfect correlation between the movement in prices of options and the underlying securities where a Fund may not be able to enter into a closing transaction because of an illiquid secondary market; or, for OTC options, a Fund may be at risk because of the counterparty’s inability to perform.

The following table represents the Fund’s use and volume of call/put options written on a monthly basis:

	Average Notional Amount
Use	Call	Put
Hedge	$167,743	$33,619,274

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing OTC swaps, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a Fund utilizing centrally-cleared

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 47

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as an index) for a fixed or variable interest rate. Total return swaps will usually be computed based on the current value of the reference asset as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing total return swaps, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying reference asset declines in value.

The following table represents the Fund’s use and volume of total return swaps on a monthly basis:

	Average Notional Amount
Use	Long	Short
Index exposure, Income	$—	$160,184,255

Interest rate swaps involve the exchange by the Fund with another party for its respective commitment to pay or receive a fixed or variable interest rate on a notional amount of principal. Interest rate swaps are generally centrally-cleared, but central clearing does not make interest rate swap transactions risk free.

The following table represents the Fund’s use and volume of interest rate swaps on a monthly basis:

	Average Notional Amount
Use	Pay Floating Rate	Receive Floating Rate
Duration, Hedge	$201,437,500	$255,072,500

Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. The Fund enters into credit default swaps as a “seller” or “buyer” of protection primarily to gain or reduce exposure to the investment grade and/or high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. The buyer in a credit default swap is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If a credit event occurs, as defined under the terms of the swap agreement, the seller will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The notional amount reflects the maximum potential amount the seller of credit protection could be required to pay to the buyer if a credit event occurs. The seller of protection receives periodic premium payments from the buyer and may also receive or pay an upfront premium adjustment to the stated periodic payments. In the event a credit default occurs on a credit default swap referencing an index, a factor adjustment will take place and the buyer of protection will receive a payment reflecting the par less the default recovery rate of the defaulted index component based on its weighting in the index. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the fund selling the credit protection. For a fund utilizing centrally cleared credit default swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. For OTC credit default swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which a fund is selling credit protection, the default of a third party issuer.

The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

48 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following table represents the Fund’s use and volume of credit default swaps on a monthly basis:

	Average Notional Amount
Use	Protection Sold	Protection Purchased
Income, Index exposure	$25,000,000	$(6,166,667)

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Fund may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.

The following table represents the Fund’s use and volume of forward foreign currency exchange contracts on a monthly basis:

	Average Value
Use	Purchased	Sold
Hedge, Income	$9,309,898	$301,149,344

Derivative Investment Holdings Categorized by Risk Exposure

The following is a summary of the location of derivative investments on the Fund’s Statement of Assets and Liabilities as of March 31, 2022:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Interest rate swap contracts	Investments in unaffiliated issuers, at value Unamortized upfront premiums paid on interest rate swap agreements	Variation margin on interest rate swap agreements
Credit default swap contracts	Unamortized upfront premiums paid on credit default swap agreements Variation margin on credit default swap agreements	—
Equity/Interest rate option contracts	Investments in unaffiliated issuers, at value	Options written, at value
Currency forward contracts	Unrealized appreciation on forward foreign currency exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts

The following tables set forth the fair value of the Fund’s derivative investments categorized by primary risk exposure at March 31, 2022:

Asset Derivative Investments Value
Swaps Interest Rate Risk*	Swaps Credit Risk*	Options Written Equity Risk	Forward Foreign Currency Exchange Risk	Options Purchased Interest Rate Risk	Total Value at March 31, 2022
$16,213,393	$—	$—	$2,385	$79,051	$16,294,829

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Liability Derivative Investments Value
Swaps Interest Rate Risk*	Swaps Credit Risk*	Options Written Equity Risk	Forward Foreign Currency Exchange Risk	Options Purchased Interest Rate Risk	Total Value at March 31, 2022
$—	$173,780	$3,828	$2,354,115	$—	$2,531,723

*

Includes cumulative appreciation (depreciation) of exchange-traded, OTC and centrally-cleared derivatives contracts as reported on the Schedule of Investments. For exchange-traded and centrally-cleared derivatives, variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location of derivative investments on the Fund’s Statement of Operations for the period ended March 31, 2022:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Interest/Credit swap contracts	Net realized gain (loss) on swap agreements Net change in unrealized appreciation (depreciation) on swap agreements
Equity/Interest rate option contracts

Net realized gain (loss) on options purchased

Net realized gain (loss) on options written

Net change in unrealized appreciation (depreciation) on options purchased

Net change in unrealized appreciation (depreciation) on options written

Currency forward contracts	Net realized gain (loss) on forward foreign currency exchange contracts Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts

The following is a summary of the Fund’s realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Statement of Operations categorized by primary risk exposure for the period ended March 31, 2022:

Realized Gain (Loss) on Derivative Investments Recognized on the Statement of Operations
Swaps Interest Rate Risk	Swaps Credit Risk	Options Written Equity Risk	Options Purchased Equity Risk	Forward Foreign Currency Exchange Risk	Options Purchased Interest Rate Risk	Total
$12,386,251	$46,962	$2,525,241	$(5,385,210)	$5,670,879	$—	$15,244,123

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statement of Operations
Swaps Interest Rate Risk	Swaps Credit Risk	Options Written Equity Risk	Options Purchased Equity Risk	Forward Foreign Currency Exchange Risk	Options Purchased Interest Rate Risk	Total
$14,176,267	$(142,739)	$(444,643)	$(490,560)	$(3,623,514)	$(3,685,136)	$5,789,675

In conjunction with short sales and the use of derivative instruments, the Fund is required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Fund uses margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Fund as collateral.

50 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Foreign Investments

There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. A fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Fund may incur transaction costs in connection with conversions between various currencies. The Fund may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risks may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

Note 3 – Offsetting

In the normal course of business, the Fund enters into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Fund to counteract the exposure to a specific counterparty with collateral received from or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, are reported separately on the Statement of Assets and Liabilities as segregated cash with broker/receivable for variation margin, or payable for swap settlement/variation margin. Cash and/or securities pledged or received as collateral by the Fund in connection with an OTC derivative subject to an ISDA Master Agreement generally may not be invested, sold or rehypothecated by the counterparty or the Fund, as applicable, absent an event of default under such agreement, in which case such collateral generally may be applied towards obligations due to and payable by such counterparty or the Fund, as applicable. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes to be of good standing and by monitoring the financial stability of those counterparties.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 51

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

The following tables present derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements:

				Gross Amounts Not Offset in the Statement of Assets and Liabilities
Instrument	Gross Amounts of Recognized Assets[1]	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amount of Assets Presented on the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Forward foreign currency exchange contracts	$2.385	$—	$2,385	$—	$—	$2,385
Options Purchased	79,051	—	79,051	(79,051)	—	—

				Gross Amounts Not Offset in the Statement of Assets and Liabilities
Instrument	Gross Amounts of Recognized Liabilities[1]	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amount of Liabilities Presented on the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Forward foreign currency exchange contracts	$2,354,115	$—	$2,354,115	$(79,051)	$(1,462,051)	$813,013

[1]	Exchange-traded or centrally-cleared derivatives are excluded from these reported amounts.

The Fund has the right to offset deposits against any related derivative liabilities outstanding with each counterparty with the exception of exchange-traded or centrally-cleared derivatives. The following table presents deposits held by others in connection with derivative investments as of March 31, 2022.

Counterparty	Asset Type	Cash Pledged	Cash Received
Barclays Bank plc	Forward foreign currency exchange contracts	$510,000	$—
BofA Securities, Inc.	Credit default swap agreements	—	213,364
BofA Securities, Inc.	Forward foreign currency exchange contracts, Options	1,115,000	—
BofA Securities, Inc.	Interest rate swap agreements	12,500,000	—
Goldman Sachs International	Forward foreign currency exchange contracts, Options	540,000	—
		14,665,000	213,364

Note 4 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 —	quoted prices in active markets for identical assets or liabilities.

Level 2 —	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

52 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Level 3 —	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent pricing services are used to value a majority of the Fund’s investments. When values are not available from a pricing service, they will be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information and analysis. A significant portion of the Fund’s assets and liabilities are categorized as Level 2, as indicated in this report.

Quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may also be used to value the Fund’s assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although quotes are typically received from established market participants, the Fund may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in a quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.

Certain loans and other securities are valued using a single daily broker quote or a price from a third party vendor based on a single daily or monthly broker quote.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 5 – Investment Advisory Agreement and Other Agreements

Under the terms of an investment advisory contract, the Fund pays GI investment advisory fees calculated at an annualized rate of 0.39% of the average daily net assets of the Fund.

GI pays operating expenses on behalf of the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, among others, on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Board has adopted Distribution Plans related to the offering of A-Class, C-Class and P-Class shares pursuant to Rule 12b-1 under the 1940 Act. The plans provide for payments at an annual rate of 0.25% of the average daily net assets of the Fund’s A-Class and P-Class shares, and 1.00% of the average daily net assets of the Fund’s C-Class shares.

The investment advisory contract for the Fund provides that the total expenses be limited to a percentage of average net assets for each class of shares, exclusive of brokerage costs, dividends or interest on securities sold short, expenses of other investment companies in which the Fund invests, interest, taxes, litigation, indemnification and extraordinary expenses. The limits are listed below:

	Limit	Effective Date	Contract End Date
A-Class	0.75%	12/01/13	02/01/23
C-Class	1.50%	12/01/13	02/01/23
P-Class	0.75%	05/01/15	02/01/23
Institutional Class	0.50%	12/01/13	02/01/23
R6-Class	0.50%	03/13/19	02/01/23

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 53

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

GI is entitled to reimbursement by the Fund for fees waived or expenses reimbursed during any of the previous 36 months, beginning on the date of the expense limitation agreement, if on any day the estimated operating expenses are less than the indicated percentages. For purposes of this arrangement, GI is entitled to recoupment of previously waived fees or reimbursed expenses for 36 months from the date of the waiver or reimbursement by GI. At March 31, 2022, the amount of fees waived or expenses reimbursed that are subject to recoupment and will expire during the years ended September 30, are presented in the following table:

	2022	2023	2024	2025	Fund Total
A-Class	$437,416	$360,600	$332,853	$178,779	$1,309,648
C-Class	76,780	70,291	80,424	32,906	260,401
P-Class	191,330	124,505	146,751	104,102	566,688
Institutional Class	1,803,351	1,680,554	2,560,156	1,900,674	7,944,735
R6-Class	2,787	21,838	493	391	25,509

For the period ended March 31, 2022, GI recouped $17,163 from the Fund.

If the Fund invests in a fund that is advised by the same adviser or an affiliated adviser, the investing Fund’s adviser has agreed to waive fees at the investing fund level to the extent necessary to offset the proportionate share of any management fee paid by the Fund with respect to its investment in such affiliated fund. Fee waivers will be calculated at the investing Fund level without regard to any expense cap, if any, in effect for the investing Fund. Fees waived under this arrangement are not subject to reimbursement to GI. For the period ended March 31, 2022, the Fund waived $35,868 related to investments in affiliated funds.

For the period ended March 31, 2022, GFD retained sales charges of $94,675 relating to sales of A-Class shares of the Trust.

Certain trustees and officers of the Trust are also officers of GI and/or GFD. The Trust does not compensate its officers or trustees who are officers, directors and/or employees of GI or GFD.

MUFG Investor Services (US), LLC (“MUIS”) acts as the Fund’s administrator, transfer agent and accounting agent. As administrator, transfer agent and accounting agent, MUIS maintains the books and records of the Fund’s securities and cash. The Bank of New York Mellon Corp. (“BNY”) acts as the Fund’s custodian. As custodian, BNY is responsible for the custody of the Fund’s assets. For providing the aforementioned administrative and accounting services, MUIS is entitled to receive a monthly fee equal to a percentage of the Fund’s average daily net assets and out of pocket expenses. For providing the aforementioned transfer agent and custodian services, MUIS and BNY are entitled to receive a monthly fee based on the number of transactions during the month and the number of accounts under management, subject to certain minimum monthly fees, and out of pocket expenses.

Note 6 – Federal Income Tax Information

The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Fund from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund’s U.S. federal income tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

54 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

At March 31, 2022, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
$5,687,689,517	$21,808,824	$(185,627,585)	$(163,818,761)

Note 7 – Securities Transactions

For the period ended March 31, 2022, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Purchases	Sales
$657,040,802	$1,015,749,547

The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price to save costs, where permissible. For the period ended March 31, 2022, the Fund engaged in purchases and sales of securities, pursuant to Rule 17a-7 of the 1940 Act, as follows:

Purchases	Sales	Realized Gain (Loss)
$60,476,307	$—	$—

Note 8 – Unfunded Loan Commitments

Pursuant to the terms of certain loan agreements, the Fund held unfunded loan commitments as of March 31, 2022. The Fund is obligated to fund these loan commitments at the borrower’s discretion.

The unfunded loan commitments as of March 31, 2022, were as follows:

Borrower	Maturity Date	Face Amount	Value
KKR Core Holding Company LLC	07/15/31	$10,950,000	$—
Pacific Bells, LLC	11/10/28	26,804	301
Venture Global Calcasieu Pass LLC	08/19/26	90,354	452
Thunderbird A	03/01/37	5,120,000	—
Lightning A	03/01/37	4,992,000	—
		$21,179,158	$753

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 55

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Note 9 – Restricted Securities

The securities below are considered illiquid and restricted under guidelines established by the Board:

Restricted Securities	Acquisition Date	Cost	Value
Cascade Funding Mortgage Trust
2018-RM2, 4.00% (WAC) due 10/25/68[1]	11/02/18	$7,350,049	$7,372,589
Cascade Funding Mortgage Trust
2019-RM3, 2.80% (WAC) due 06/25/69[1]	06/25/19	2,175,895	2,138,208
Copper River CLO Ltd.
2007-1A, due 01/20/21[2]	05/09/14	585,000	100
FKRT
2.21% due 11/30/58	09/24/21	25,699,813	24,749,091
LSTAR Securities Investment Ltd.
2021-1, 2.03% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 02/01/26[1]	02/04/21	7,911,866	7,846,854
LSTAR Securities Investment Ltd.
2021-2, 1.93% (1 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 03/02/26[1]	03/17/21	6,126,497	6,082,585
Towd Point Revolving Trust
4.83% due 09/25/64	03/17/22	18,499,752	18,515,337
		$68,348,872	$66,704,764

[1]

Variable rate security. Rate indicated is the rate effective at March 31, 2022. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[2]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.

Note 10 – Line of Credit

The Trust, along with other affiliated trusts, secured a 364-day committed, $1,230,000,000 line of credit from Citibank, N.A., which was in place through October 1, 2021, at which time the line of credit was renewed. A Fund may draw (borrow) from the line of credit as a temporary measure for emergency purposes, to facilitate redemption requests, or for other short-term liquidity purposes consistent with the Fund’s investment objective and program. For example, it may be advantageous for the Fund to borrow money rather than sell existing portfolio positions to meet redemption requests. Fees related to borrowings, if any, vary under this arrangement between the greater of Citibank’s “base rate”, LIBOR plus 1%, or the federal funds rate plus 1/2 of 1%.

The commitment fee that may be paid by the Fund is at an annualized rate of 0.15% of the average daily amount of its allocated unused commitment amount. The commitment fee amount is allocated to the individual Funds based on the respective net assets of each participating Fund and is referenced in the Statement of Operations under “Line of credit fees”. The Fund did not have any borrowings under this agreement as of and for the period ended March 31, 2022.

On October 1, 2021, the Trust, along with other affiliated trusts, renewed the $1,230,000,000 line of credit with Citibank, N.A.

Note 11 – COVID-19 and Other Market Risks

The outbreak of COVID-19 and the recovery response has caused and continues to cause at times reduced consumer demand and economic output, supply chain disruptions, and market closures, travel restrictions, quarantines, and disparate global vaccine distributions. As with other serious economic disruptions, governmental authorities and regulators have responded in recent years to this situation with significant fiscal and monetary policy changes. These included providing direct capital infusions into companies, introducing new monetary programs, and lowering interest rates. In some cases, these responses resulted in high inflation, low interest rates, and negative interest rates. Recently, the United States and other governments have also made investments and engaged in infrastructure modernization projects that have also increased public debt and spending. These actions, including their reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets, reduce market liquidity, continue to cause higher inflation, heighten investor uncertainty, and adversely affect the value of the Fund’s investments and the performance of the Fund. These actions also contribute to a risk that asset prices have a high degree of correlation across markets and asset classes. The duration and extent of COVID-19 over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Fund will depend on future developments, which are highly uncertain and difficult to predict.

56 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(concluded)

The value of, or income generated by, the investments held by the Fund are subject to the possibility of rapid and unpredictable fluctuation, and loss. These movements may result from factors affecting individual companies, or from broader influences, including real or perceived changes in prevailing interest rates, changes in inflation rates or expectations about inflation rates (which are currently elevated relative to normal conditions), adverse investor confidence or sentiment, changing economic, political, social or financial market conditions, increased instability or general uncertainty, environmental disasters, governmental actions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, actual or threatened wars or other armed conflicts (such as the current Russia-Ukraine conflict and its risk of expansion or collateral economic and other effects) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Changing economic, political, geopolitical, social, or, financial market or other conditions in one country or geographic region could adversely affect the value, yield and return of the investments held by the Fund in a different country or geographic region and economies, markets and issuers generally because of the increasingly interconnected global economies and financial markets.

Note 12 – Subsequent Events

The Fund evaluated subsequent events through the date the financial statements were available for issue and determined there were no material events that would require adjustment to or disclosure in the Fund’s financial statements.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 57

OTHER INFORMATION (Unaudited)

Delivery of Shareholder Reports

Paper copies of the Fund’s annual and semi-annual shareholder reports are not sent by mail, unless you specifically request paper copies of the reports from a fund or from your financial intermediary. Instead, the reports are made available on a website, and you are notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future shareholder reports in paper free of charge. If you hold shares of a fund directly, you can inform the Fund that you wish to receive paper copies of reports by calling 800.820.0888. If you hold shares of a fund through a financial intermediary, please contact the financial intermediary to make this election. Your election to receive reports in paper may apply to all Guggenheim Funds in which you are invested and may apply to all Guggenheim funds held with your financial intermediary.

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. The Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Fund usually classifies sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Fund’s Forms N-PORT and N-Q are available on the SEC’s website at https://www.sec.gov. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

58 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge, upon request, by visiting guggenheiminvestments.com or by calling 800.820.0888.

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES
Randall C. Barnes (1951)	Trustee and Chair of the Valuation Oversight Committee	Since 2014 (Trustee) Since 2020 (Chair of the Valuation Oversight Committee)	Current: Private Investor (2001-present). Former: Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997); President, Pizza Hut International (1991-1993); Senior Vice President, Strategic Planning and New Business Development, PepsiCo, Inc. (1987-1990).	155

Current: Advent Convertible and Income Fund (2005-present); Purpose Investments Funds (2013-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2004-March 2022); Guggenheim Enhanced Equity Income Fund (2005-2021); Guggenheim Credit Allocation Fund (2013-2021).

Angela Brock-Kyle (1959)	Trustee	Since 2019	Current: Founder and Chief Executive Officer, B.O.A.R.D.S. (2013-present). Former: Senior Leader, TIAA (1987-2012).	154

Current: Bowhead Insurance GP, LLC (2020-present); Hunt Companies, Inc. (2019-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2019-March 2022); Guggenheim Enhanced Equity Income Fund (2019-2021); Guggenheim Credit Allocation Fund (2019-2021); Infinity Property & Casualty Corp. (2014-2018).

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 59

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES - continued
Thomas F. Lydon, Jr. (1960)	Trustee and Chair of the Contracts Review Committee	Since 2019 (Trustee) Since 2020 (Chair of the Contracts Review Committee)	Current: President, Global Trends Investments (1996-present); Chief Executive Officer, ETF Flows, LLC (2019-present); Chief Executive Officer, Lydon Media (2016-present); Director, GDX Index Partners, LLC (2021-present).	154

Current: US Global Investors, Inc. (GROW) (1995-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2019-March 2022); Guggenheim Enhanced Equity Income Fund (2019-2021); Guggenheim Credit Allocation Fund (2019-2021); Harvest Volatility Edge Trust (3) (2017-2019).

Ronald A. Nyberg (1953)	Trustee and Chair of the Nominating and Governance Committee	Since 2014	Current: Of Counsel, Momkus LLP (2016-present). Former: Partner, Nyberg & Cassioppi, LLC (2000-2016); Executive Vice President, General Counsel, and Corporate Secretary, Van Kampen Investments (1982-1999).	155

Current: Advent Convertible and Income Fund (2005-present); PPM Funds (2) (2018-present); NorthShore-Edward-Elmhurst Health (2012-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2004-March 2022); Guggenheim Enhanced Equity Income Fund (2005-2021); Guggenheim Credit Allocation Fund (2013-2021); Western Asset Inflation-Linked Opportunities & Income Fund (2004-2020); Western Asset Inflation-Linked Income Fund (2003-2020).

60 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES - concluded
Sandra G. Sponem (1958)	Trustee and Chair of the Audit Committee	Since 2019 (Trustee) Since 2020 (Chair of the Audit Committee)	Current: Retired. Former: Senior Vice President and Chief Financial Officer, M.A. Mortenson-Companies, Inc. (2007-2017).	154

Current: SPDR Series Trust (81) (2018-present); SPDR Index Shares Funds (30) (2018-present); SSGA Active Trust (14) (2018-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2004-March 2022); Guggenheim Enhanced Equity Income Fund (2019-2021); Guggenheim Credit Allocation Fund (2019-2021); SSGA Master Trust (1) (2018-2020).

Ronald E. Toupin, Jr. (1958)	Trustee, Chair of the Board and Chair of the Executive Committee	Since 2014

Current: Portfolio Consultant (2010-present); Member, Governing Council, Independent Directors Council (2013-present); Governor, Board of Governors, Investment Company Institute (2018-present).

Former: Member, Executive Committee, Independent Directors Council (2016-2018); Vice President, Manager and Portfolio Manager, Nuveen Asset Management (1998-1999); Vice President, Nuveen Investment Advisory Corp. (1992-1999); Vice President and Manager, Nuveen Unit Investment Trusts (1991-1999); and Assistant Vice President and Portfolio Manager, Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (1982-1999).

				154

Former: Fiduciary/Claymore Energy Infrastructure Fund (2004-March 2022); Guggenheim Enhanced Equity Income Fund (2005-2021); Guggenheim Credit Allocation Fund (2013-2021); Western Asset Inflation-Linked Opportunities & Income Fund (2004-2020); Western Asset Inflation-Linked Income Fund (2003-2020).

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 61

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INTERESTED TRUSTEE
Amy J. Lee**** (1961)	Trustee, Vice President and Chief Legal Officer	Since 2018 (Trustee) Since 2014 (Chief Legal Officer) Since 2007 (Vice President)	Current: Interested Trustee, certain other funds in the Fund Complex (2018-present); Chief Legal Officer, certain other funds in the Fund Complex (2014-present); Vice President, certain other funds in the Fund Complex (2007-present); Senior Managing Director, Guggenheim Investments (2012-present). Former: President and Chief Executive Officer, certain other funds in the Fund Complex (2017-2019); Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).	154	Former: Fiduciary/Claymore Energy Infrastructure Fund (2004-March 2022);Guggenheim Enhanced Equity Income Fund (2018-2021); Guggenheim Credit Allocation Fund (2018-2021).

*	The business address of each Trustee is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each Trustee serves an indefinite term, until his or her successor is elected and qualified. Time served includes time served in the respective position for the Predecessor Corporation.
***

Each Trustee also serves on the Boards of Trustees of Guggenheim Funds Trust, Guggenheim Variable Funds Trust, Guggenheim Strategy Funds Trust, Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust, Guggenheim Strategic Opportunities Fund, Guggenheim Energy & Income Fund, Guggenheim Active Allocation Fund, Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust and Transparent Value Trust. Messrs. Barnes and Nyberg also serve on the Board of Trustees of Advent Convertible & Income Fund.

****	This Trustee is deemed to be an “interested person” of the Fund under the 1940 Act by reason of her position with the Fund’s Investment Manager and/or the parent of the Investment Manager.

62 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years
OFFICERS
Brian E. Binder (1972)	President and Chief Executive Officer	Since 2018

Current: President and Chief Executive Officer, certain other funds in the Fund Complex (2018-present); President, Chief Executive Officer and Chairman of the Board of Managers, Guggenheim Funds Investment Advisors, LLC (2018-present); President and Chief Executive Officer, Security Investors, LLC (2018-present); Board Member of Guggenheim Partners Fund Management (Europe) Limited (2018-present); Senior Managing Director and President of Mutual Funds Boards, Guggenheim Investments (2018-present).

Former: Managing Director and President, Deutsche Funds, and Head of US Product, Trading and Fund Administration, Deutsche Asset Management (2013-2018); Managing Director, Head of Business Management and Consulting, Invesco Ltd. (2010-2012).

James M. Howley (1972)	Assistant Treasurer	Since 2014

Current: Managing Director, Guggenheim Investments (2004-present); Assistant Treasurer, certain other funds in the Fund Complex (2006-present).

Former: Manager, Mutual Fund Administration of Van Kampen Investments, Inc. (1996-2004).

Mark E. Mathiasen (1978)	Secretary	Since 2014	Current: Secretary, certain other funds in the Fund Complex (2007-present); Managing Director, Guggenheim Investments (2007-present).
Glenn McWhinnie (1969)	Assistant Treasurer	Since 2016	Current: Vice President, Guggenheim Investments (2009-present); Assistant Treasurer, certain other funds in the Fund Complex (2016-present).
Michael P. Megaris (1984)	Assistant Secretary	Since 2014	Current: Assistant Secretary, certain other funds in the Fund Complex (2014-present); Managing Director, Guggenheim Investments (2012-present).
Elisabeth Miller (1968)	Chief Compliance Officer	Since 2012

Current: Chief Compliance Officer, certain other funds in the Fund Complex (2012-present); Senior Managing Director, Guggenheim Investments (Vice President, Guggenheim Funds Distributors, LLC (2014-present).

Former: Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investment Advisors, LLC (2012-2018); Chief Compliance Officer, Guggenheim
Distributors, LLC (2009-2014); Senior Manager, Security Investors, LLC (2004-2014); Senior Manager, Guggenheim Distributors, LLC (2004-2014).

Margaux Misantone (1978)	AML Officer	Since 2017

Current: Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investment Advisors, LLC (2018-present); AML Officer, Security Investors, LLC and certain other funds in the Fund Complex (2017-present); Managing Director, Guggenheim Investments (2015-present).

Former: Assistant Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investments Advisors, LLC (2015-2018).

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 63

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years
OFFICERS - concluded
Kimberly J. Scott (1974)	Assistant Treasurer	Since 2014

Current: Director, Guggenheim Investments (2012-present); Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer, Mutual Fund Administration for Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

Bryan Stone (1979)	Vice President	Since 2014

Current: Vice President, certain other funds in the Fund Complex (2014-present); Managing Director, Guggenheim Investments (2013-present).

Former: Senior Vice President, Neuberger Berman Group LLC (2009-2013); Vice President, Morgan Stanley (2002-2009).

John L. Sullivan (1955)	Chief Financial Officer, Chief Accounting Officer and Treasurer	Since 2014

Current: Chief Financial Officer, Chief Accounting Officer and Treasurer, certain other funds in the Fund Complex (2010-present); Senior Managing Director, Guggenheim Investments (2010-present).

Former: Managing Director and Chief Compliance Officer, each of the funds in the Van Kampen Investments fund complex (2004-2010); Managing Director and Head of Fund Accounting and Administration, Morgan Stanley Investment Management (2002-2004); Chief Financial Officer and Treasurer, Van Kampen Funds (1996-2004).

Jon Szafran (1989)	Assistant Treasurer	Since 2017

Current: Director, Guggenheim Investments (2017-present); Assistant Treasurer, certain other funds in the Fund Complex (2017-present).

Former: Assistant Treasurer of Henderson Global Funds and Manager of US Fund Administration, Henderson Global Investors (North America) Inc. (“HGINA”), (2017); Senior Analyst of US Fund Administration, HGINA (2014–2017); Senior Associate of Fund Administration, Cortland Capital Market Services, LLC (2013-2014); Experienced Associate, PricewaterhouseCoopers LLP (2012-2013).

*	The business address of each officer is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each officer serves an indefinite term, until his or her successor is duly elected and qualified.

64 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)

Who We Are

This Privacy Notice describes the data protection practices of Guggenheim Investments. Guggenheim Investments as used herein refers to the affiliated investment management businesses of Guggenheim Partners, LLC: Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC, Security Investors, LLC, Guggenheim Investment Advisors (Europe) Limited, Guggenheim Real Estate, LLC, GS Gamma Advisors, LLC, Guggenheim Partners India Management, LLC, Guggenheim Partners Europe Limited, as well as the funds in the Guggenheim Funds complex (the “Funds”) (“Guggenheim Investments,” “we,” “us,” or “our”).

Guggenheim Partners Investment Management Holdings, LLC, located at 330 Madison Avenue, New York, New York 10017 is the data controller for your information. The affiliates who are also controllers of certain of your information are: Guggenheim Investment Advisors (Europe) Limited, Guggenheim Partners Europe Limited, Guggenheim Partners, LLC, Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC and Security Investors, LLC, as well as the Funds.

Our Commitment to You

Guggenheim Investments considers your privacy our utmost concern. When you become our client or investor, you entrust us with not only your hard-earned money but also with your personal and financial information. Because we have access to your private information, we hold ourselves to the highest standards in its safekeeping and use. We strictly limit how we share your information with others, whether you are a current or former Guggenheim Investments client or investor.

The Information We Collect About You

We collect certain nonpublic personal information about you from information you provide on applications, other forms, our website, and/or from third parties including investment advisors. This information includes Social Security or other tax identification number, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, bank account information, marital status, family relationships, information that we collect on our website through the use of “cookies,” and other personal information that you or others provide to us. We may also collect such information through your inquiries by mail, e-mail or telephone. We may also collect customer due diligence information, as required by applicable law and regulation, through third party service providers.

How We Handle Your Personal Information

The legal basis for using your information as set out in this Privacy Notice is as follows: (a) use of your personal data is necessary to perform our obligations under any contract with you (such as a contract for us to provide financial services to you); or (b) where use of your personal data is not necessary for performance of a contract, use of your personal data is necessary for our legitimate interests or the legitimate interests of others (for example, to enforce the legal terms governing our services, operate and market our website and other services we offer, ensure safe environments for our personnel and others, make and receive payments, prevent fraud and to know the customer to whom we are providing the services). Some processing is done to comply with applicable law.

In addition to the specific uses described above, we also use your information in the following manner:

●	We use your information in connection with servicing your accounts.

●	We use information to respond to your requests or questions. For example, we might use your information to respond to your customer feedback.

●	We use information to improve our products and services. We may use your information to make our website and products better. We may use your information to customize your experience with us.

●	We use information for security purposes. We may use your information to protect our company and our customers.

●

We use information to communicate with you. For example, we will communicate with you about your account or our relationship. We may contact you about your feedback. We might also contact you about this Privacy Notice. We may also enroll you in our email newsletter.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 65

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)(continued)

●	We use information as otherwise permitted by law, as we may notify you.

●

Aggregate/Anonymous Data. We may aggregate and/or anonymize any information collected through the website so that such information can no longer be linked to you or your device (“Aggregate/Anonymous Information”). We may use Aggregate/Anonymous Information for any purpose, including without limitation for research and marketing purposes, and may also share such data with any third parties, including advertisers, promotional partners, and sponsors.

We do not sell information about current or former clients or their accounts to third parties. Nor do we share this information, except when necessary to complete transactions at your request, to make you aware of investment products and services that we or our affiliates offer, or as permitted or required by law.

We provide information about you to companies and individuals not affiliated with Guggenheim Investments to complete certain transactions or account changes, or to perform services for us related to your account. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we must provide certain information about you to that company to complete the transaction. We provide the third party with only the information necessary to carry out its responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. To alert you to other Guggenheim Investments products and services, we share your information within our family of affiliated companies. You may limit our sharing with affiliated companies as set out below. We may also share information with any successor to all or part of our business, or in connection with steps leading up to a merger or acquisition. For example, if part of our business was sold we may give customer information as part of that transaction. We may also share information about you with your consent.

We will release information about you if you direct us to do so, if we are compelled by law to do so, or in other circumstances as permitted by law (for example, to protect your account from fraud).

If you close your account(s) or become an inactive client or investor, we will continue to adhere to the privacy policies and practices described in this notice.

Opt-Out Provisions and Your Data Choices

The law allows you to “opt out” of certain kinds of information sharing with third parties. We do not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

When you are no longer our client or investor, we continue to share your information as described in this notice, and you may contact us at any time to limit our sharing by sending an email to CorporateDataPrivacy@GuggenheimPartners.com.

European Union Data Subjects and certain others: In addition to the choices set forth above, residents of the European Union and certain other jurisdictions have certain rights to (1) request access to or rectification or deletion of information we collect about them, (2) request a restriction on the processing of their information, (3) object to the processing of their information, or (4) request the portability of certain information. To exercise these or other rights, please contact us using the contact information below. We will consider all requests and provide our response within the time period stated by applicable law. Please note, however, that certain information may be exempt from such requests in some circumstances, which may include if we need to keep processing your information for our legitimate interests or to comply with a legal obligation. We may request you provide us with information necessary to confirm your identity before responding to your request.

Residents of France and certain other jurisdictions may also provide us with instructions regarding the manner in which we may continue to store, erase and share your information after your death, and where applicable, the person you have designated to exercise these rights after your death.

66 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)(concluded)

How We Protect Privacy Online

We take steps to protect your privacy when you use our web site – www.guggenheiminvestments.com – by using secure forms of online communication, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These safeguards vary based on the sensitivity of the information that we collect and store. However, we cannot and do not guarantee that these measures will prevent every unauthorized attempt to access, use, or disclose your information since despite our efforts, no Internet and/or other electronic transmissions can be completely secure. Our web site uses “http cookies”—tiny pieces of information that we ask your browser to store. We use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your e-mail address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

How We Safeguard Your Personal Information and Data Retention

We restrict access to nonpublic personal information about you to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We keep your information for no longer than necessary for the purposes for which it is processed. The length of time for which we retain information depends on the purposes for which we collected and use it and/or as required to comply with applicable laws. Information may persist in copies made for backup and business continuity purposes for additional time.

International Visitors

If you are not a resident of the United States, please be aware that your information may be transferred to, stored and processed in the United States where our servers are located and our databases are operated. The data protection and other laws of the United States and other countries might not be as comprehensive as those in your country.

In such cases, we ensure that a legal basis for such a transfer exists and that adequate protection is provided as required by applicable law, for example, by using standard contractual clauses or by transferring your data to a jurisdiction that has obtained an adequacy finding. Individuals whose data may be transferred on the basis of standard contractual clauses may contact us as described below.

We’ll Keep You Informed

If you have any questions or concerns about how we treat your personal data, we encourage you to consult with us first. You may also contact the relevant supervisory authority.

We reserve the right to modify this policy at any time and will inform you promptly of material changes. You may access our privacy policy from our web site at www.guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us by email at CorporateDataPrivacy@GuggenheimPartners.com.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 67

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Item 2.	Code of Ethics.

Not required at this time.

Item 3.	Audit Committee Financial Expert.

Not required at this time.

Item 4.	Principal Accountant Fees and Services.

Not required at this time.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

The Schedule of Investments is included under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-end Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant does not currently have in place procedures by which shareholders may recommend nominees to the registrant’s board.

There have been no changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

Item 11.	Controls and Procedures.

(a)	The registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) as of a date within 90 days of this filing and have concluded that based on such evaluation as required by Rule 30a-3(b) under the Investment Company Act, that the registrant’s disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms..

(b)	The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

(a)(3)	Not applicable to registrant.

(a)(4)	Not applicable to registrant.

(b)	A certification by the registrant’s President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Guggenheim Funds Trust

By (Signature and Title)*	/s/ Brian E. Binder
Brian E. Binder, President and Chief Executive Officer

Date	June 9, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Brian E. Binder
Brian E. Binder, President and Chief Executive Officer

Date	June 9, 2022

By (Signature and Title)*	/s/ John L. Sullivan
John L. Sullivan, Chief Financial Officer, Chief Accounting Officer and Treasurer

Date	June 9, 2022

*	Print the name and title of each signing officer under his or her signature.